Portfolio of Investments December 31, 2024
All-American Municipal Bond
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 103.0%
MORTGAGE-BACKED SECURITIES - 0.1% –
$ 4,428,516 National Finance Authority, New Hampshire, Municipal
Certificates Social Series 2023-2 Class A
3 .875% 01/20/38 $ 4,194,191
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $4,088,039) 4,194,191
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
4165605827 MUNICIPAL BONDS - 102 .9% 4165605827
ALABAMA - 2.8%
3,500,000 Birmingham-Jefferson Civic Center Authority, Alabama, Special
Tax Bonds, Series 2018A
4 .000 07/01/38 3,442,276
3,500,000 Birmingham-Jefferson Civic Center Authority, Alabama, Special
Tax Bonds, Series 2018A
4 .000 07/01/43 3,352,646
15,000,000 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue
Bonds, Series 2022F, (Mandatory Put 12/01/28)
5 .500 11/01/53 15,773,369
10,000,000 Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2023A, (Mandatory Put 10/01/30)
5 .250 01/01/54 10,600,418
2,000,000 Hoover Industrial Development Board, Alabama, Environmental
Improvement Revenue Bonds, United States Steel Corporation
Proejcet, Series 2019, (AMT)
5 .750 10/01/49 2,084,808
4,220,000 Infirmary Health System Special Care Facilities Financing
Authority of Mobile, Alabama, Revenue Bonds, Infirmary Health
System, Inc., Series 2016A
5 .000 02/01/41 4,249,272
2,900,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5 .250 10/01/41 3,181,228
3,510,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5 .250 10/01/42 3,836,457
3,510,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5 .250 10/01/43 3,819,256
3,510,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5 .250 10/01/44 3,807,768
2,805,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5 .250 10/01/45 3,034,739
4,070,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5 .250 10/01/49 4,363,405
2,075,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5 .500 10/01/53 2,250,953
4,400,000 Mobile County Industrial Development Authority, Alabama, Solid
Waste Disposal Revenue Bonds, AM/NS Calvert LLC Project,
Series 2024A, (AMT)
5 .000 06/01/54 4,466,241
3,800,000 Mobile County Industrial Development Authority, Alabama, Solid
Waste Disposal Revenue Bonds, AM/NS Calvert LLC Project,
Series 2024B, (AMT)
4 .750 12/01/54 3,681,580
500,000 Mobile Spring Hill College Educational Building Authority,
Alabama, Revenue Bonds, Spring Hill College Project, Series
2015
5 .875 04/15/45 371,348
15,000,000 Southeast Energy Authority, Alabama, A Cooperative District
Energy Supply Revenue Bonds Series 2024A
5 .000 11/01/35 15,561,519
20,000,000 Southeast Energy Authority, Alabama, Commodity Supply
Revenue Bonds, Project 4, Series 2022B-1, (Mandatory Put
8/01/28)
5 .000 05/01/53 20,664,192
5,810,000 UAB Medicine Finance Authority, Alabama, Revenue Bonds,
Series 2019B
4 .000 09/01/48 5,463,177
TOTAL ALABAMA 114,004,652

Portfolio of Investments December 31, 2024
(continued)
All-American Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ARIZONA - 2.1%
$ 1,330,000 (a) Arizona Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Linder Village Project in Meridian,
Ada County, Idaho, Series 2020
5 .000% 06/01/31 $ 1,343,968
19,000,000 (a) Arizona Industrial Development Authority, Arizona, Hotel
Revenue Bonds, Provident Group Falcon Properties LLC, Project,
Senior Series 2022A-1
4 .000 12/01/51 13,781,071
1,575,000 Arizona Industrial Development Authority, Senior National
Charter School Revolving Loan Fund Revenue Bonds, Social
Series 2023A
5 .250 11/01/48 1,698,927
1,575,000 Arizona Industrial Development Authority, Senior National
Charter School Revolving Loan Fund Revenue Bonds, Social
Series 2023A
5 .250 11/01/53 1,689,252
2,660,000 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series
2007, (AMT), (Mandatory Put 6/15/28)
4 .100 12/01/37 2,658,112
8,515,000 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series
2019, (AMT), (Mandatory Put 6/01/29)
4 .000 06/01/49 8,537,882
9,530,000 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series
2022-2, (AMT), (Mandatory Put 9/01/27)
5 .000 09/01/52 9,720,309
1,000,000 Maricopa County Industrial Development Authority, Arizona,
Hospital Revenue Bonds, HonorHealth, Series 2019A
5 .000 09/01/35 1,047,654
935,000 Maricopa County Industrial Development Authority, Arizona,
Hospital Revenue Bonds, HonorHealth, Series 2019A
5 .000 09/01/42 966,220
2,235,000 Maricopa County Industrial Development Authority, Arizona,
Revenue Bonds, Banner Health, Series 2023A-2, (Mandatory Put
5/15/28)
5 .000 01/01/53 2,362,295
6,380,000 Phoenix Civic Improvement Corporation, Arizona, Rental Car
Facility Charge Revenue Bonds, Series 2019A
5 .000 07/01/35 6,751,157
6,000,000 Phoenix Civic Improvement Corporation, Arizona, Revenue
Bonds, Civic Plaza Expansion Project, Series 2005B - FGIC
Insured
5 .500 07/01/39 7,233,208
3,500,000 (a) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, American Leadership
Academy Project, Refunding Series 2022. Forward Delivery
4 .000 06/15/41 3,096,129
1,000,000 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue
Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series
2007
5 .250 12/01/28 1,051,635
13,155,000 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue
Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series
2007
5 .000 12/01/32 13,996,716
7,000,000 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue
Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series
2007
5 .000 12/01/37 7,552,930
1,000,000 (a) Sierra Vista Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, American Leadership Academy Project,
Series 2024
5 .000 06/15/44 996,797
TOTAL ARIZONA 84,484,262
ARKANSAS - 0.4%
5,045,000 (a) Arkansas Development Finance Authority, Arkansas,
Environmental Improvement Revenue Bonds, United States Steel
Corporation, Green Series 2022, (AMT)
5 .450 09/01/52 5,205,592
7,370,000 (a) Arkansas Development Finance Authority, Industrial
Development Revenue Bonds, Big River Steel Project, Series
2019, (AMT)
4 .500 09/01/49 7,124,332
5,545,000 Arkansas Development Finance Authority, Revenue Bonds,
Baptist Memorial Health Care, Refunding Series 2020B-1
5 .000 09/01/40 5,718,258
TOTAL ARKANSAS 18,048,182

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA - 11.3%
$ 10,050,000 California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2023D, (Mandatory Put
11/01/28)
5 .500% 05/01/54 $ 10,633,800
21,445,000 California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2023E, (Mandatory Put
9/01/32)
5 .000 02/01/55 22,904,030
22,580,000 California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2023G, (Mandatory Put
4/01/30)
5 .250 11/01/54 23,922,203
10,000,000 California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2024D, (Mandatory Put
9/01/32)
5 .000 02/01/55 10,755,369
2,630,000 (a) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Creekwood, Series 2021A
4 .000 02/01/56 1,726,006
25,260,000 (a) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Serenity at Larkspur Apartments, Series
2020A
5 .000 02/01/50 19,105,805
5,000,000 California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Refunding Series 2016B
5 .000 11/15/46 5,096,591
1,670,000 California Health Facilities Financing Authority, Revenue Bonds,
Children's Hospital Los Angeles, Series 2017A
5 .000 08/15/42 1,695,296
3,015,000 California Health Facilities Financing Authority, Revenue Bonds,
El Camino Hospital, Refunding Series 2015A
5 .000 02/01/40 3,016,885
485,000 California Health Facilities Financing Authority, Revenue Bonds,
Providence Health & Services, Series 2014B
5 .000 10/01/44 485,966
2,120,000 California Infrastructure and Economic Development Bank, Lease
Revenue Bonds, California State Teachers Retirement System
Headquarters Expansion, Green Bond-Climate Bond Certified
Series 2019
5 .000 08/01/44 2,231,059
2,200,000 (a) California Municipal Finance Authority, Charter School Lease
Revenue Bonds, Nova Academy Project, Series 2016A
5 .000 06/15/36 2,175,401
1,000,000 California Municipal Finance Authority, Revenue Bonds, Biola
University, Refunding Series 2017
5 .000 10/01/31 1,030,966
14,185,000 California Municipal Finance Authority, Revenue Bonds,
Eisenhower Medical Center, Refunding Series 2017A
5 .000 07/01/42 14,391,020
1,000,000 California Municipal Finance Authority, Revenue Bonds,
Eisenhower Medical Center, Refunding Series 2017A
5 .000 07/01/47 1,010,653
14,000,000 California Municipal Finance Authority, Revenue Bonds, Linxs
APM Project, Senior Lien Series 2018A, (AMT)
5 .000 12/31/37 14,312,245
27,110,000 California Municipal Finance Authority, Revenue Bonds, Linxs
APM Project, Senior Lien Series 2018A, (AMT)
5 .000 12/31/38 27,670,258
1,000,000 California Municipal Finance Authority, Revenue Bonds, NorthBay
Healthcare Group, Series 2017A
5 .000 11/01/30 1,011,215
1,040,000 California Municipal Finance Authority, Revenue Bonds, NorthBay
Healthcare Group, Series 2017A
5 .250 11/01/31 1,055,632
10,625,000 California Municipal Finance Authority, Reveue Bonds,
Community Medical Centers, Series 2017A
5 .000 02/01/42 10,749,816
8,835,000 (a) California Pollution Control Financing Authority, Water
Furnishing Revenue Bonds, Poseidon Resources Channelside LP
Desalination Project, Series 2012, (AMT)
5 .000 07/01/30 8,871,128
14,225,000 (a) California Pollution Control Financing Authority, Water
Furnishing Revenue Bonds, Poseidon Resources Channelside LP
Desalination Project, Series 2012, (AMT)
5 .000 07/01/37 14,255,388
1,450,000 California Public Finance Authority, Revenue Bonds, Henry Mayo
Newhall Hospital, Series 2017
5 .000 10/15/37 1,469,833
415,000 (a) California Public Finance Authority, Senior Living Revenue Bonds,
Enso Village, Refunding Green Series 2021A
5 .000 11/15/46 391,785
810,000 (a) California Public Finance Authority, Senior Living Revenue Bonds,
Enso Village, Refunding Green Series 2021A
5 .000 11/15/51 745,998
10,335,000 California Public Finance Authority, Senior Living Revenue Bonds,
The James, Senior Series 2024A
6 .500 06/01/54 10,122,075
3,355,000 California Public Finance Authority, Senior Living Revenue Bonds,
The James, Senior Series 2024A
6 .375 06/01/59 3,204,532

Portfolio of Investments December 31, 2024
(continued)
All-American Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 1,000,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Alliance for College-Ready Public Schools Projects Series
2024
5 .000% 07/01/49 $ 1,031,005
2,000,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Alliance for College-Ready Public Schools Projects Series
2024
5 .000 07/01/59 2,031,566
525,000 (a) California School Finance Authority, School Facility Revenue
Bonds, Granada Hills Charter High School Obligated Group,
Series 2024A
5 .000 07/01/54 539,611
1,000,000 (a) California School Finance Authority, School Facility Revenue
Bonds, Granada Hills Charter High School Obligated Group,
Series 2024A
5 .000 07/01/64 1,020,490
16,245,000 California State University, Systemwide Revenue Bonds, Series
2018A
5 .000 11/01/39 17,230,185
12,000,000 California State, General Obligation Bonds, Various Purpose
Series 2015
5 .000 08/01/45 12,063,401
5,000,000 California Statewide Communities Development Authority,
Student Housing Revenue Bonds, University of California, Irvine
East Campus Apartments, Phase IV-A CHF-Irvine, LLC, Series
2017
5 .000 05/15/47 5,061,623
1,750,000 California Statewide Communities Development Authority,
Student Housing Revenue Bonds, University of California, Irvine
East Campus Apartments, Phase IV-A CHF-Irvine, LLC, Series
2017
5 .000 05/15/50 1,768,550
3,199 (b),(c) California Statewide Community Development Authority,
Revenue Bonds, Daughters of Charity Health System, Series
2005A
5 .750 07/01/30 3,199
20,552 (b),(c) California Statewide Community Development Authority,
Revenue Bonds, Daughters of Charity Health System, Series
2005A
5 .750 07/01/35 20,552
7,756 (b),(c) California Statewide Community Development Authority,
Revenue Bonds, Daughters of Charity Health System, Series
2005A
5 .500 07/01/39 7,756
3,800,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Center City Anaheim, Series 2020A
5 .000 01/01/54 3,280,722
1,400,000 Fontana, California, Special Tax Bonds, Narra Hills Community
Facilities District 109, Refunding Series 2024
5 .000 09/01/54 1,463,088
6,000,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Refunding Senior Lien Series
2020A
5 .000 05/15/38 6,538,396
6,000,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Senior Lien Series 2015D,
(AMT)
5 .000 05/15/41 6,011,617
25,265,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Subordinate Lien Series
2018C, (AMT)
5 .000 05/15/44 25,657,355
1,000,000 Manteca Financing Authority, California, Sewer Revenue Bonds,
Series 2009
5 .750 12/01/36 1,009,600
2,800,000 M-S-R Energy Authority, California, Gas Revenue Bonds,
Citigroup Prepay Contracts, Series 2009A
7 .000 11/01/34 3,432,364
2,500,000 M-S-R Energy Authority, California, Gas Revenue Bonds,
Citigroup Prepay Contracts, Series 2009A
6 .500 11/01/39 3,117,024
2,230,000 Oakland Unified School District, Alameda County, California,
General Obligation Bonds, Election 2020, Series 2023A - AGM
Insured
5 .250 08/01/39 2,541,204
3,810,000 Oakland Unified School District, Alameda County, California,
General Obligation Bonds, Election 2020, Series 2023A - AGM
Insured
5 .250 08/01/41 4,297,362
3,355,000 Oakland Unified School District, Alameda County, California,
General Obligation Bonds, Election 2020, Series 2023A - AGM
Insured
5 .250 08/01/42 3,772,479
5,305,000 Oakland Unified School District, Alameda County, California,
General Obligation Bonds, Election 2020, Series 2023A - AGM
Insured
5 .250 08/01/43 5,940,772

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 22,535,000 Oakland Unified School District, Alameda County, California,
General Obligation Bonds, Election 2020, Series 2023A - AGM
Insured
5 .250% 08/01/48 $ 24,885,971
2,215,000 Pajaro Valley Health Care District, Santa Cruz and Monterey
Counties, California, General Obligation Bonds, Social Series
2024A
5 .000 09/01/46 2,331,295
4,000,000 Pajaro Valley Health Care District, Santa Cruz and Monterey
Counties, California, General Obligation Bonds, Social Series
2024A
5 .000 09/01/54 4,135,704
5,500,000 Poway Unified School District, San Diego County, California,
General Obligation Bonds, School Facilities Improvement District
2007-1, Series 2011A
0 .000 08/01/41 2,880,860
15,000,000 Rialto Unified School District, San Bernardino County, California,
General Obligation Bonds, 2010 Election Series 2011A - AGM
Insured
7 .350 08/01/41 18,278,202
2,665,000 River Islands Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 2003-1 Improvement Area 1,
Refunding Series 2022A-1 - AGM Insured
5 .000 09/01/42 2,880,689
700,000 Roseville, California, Special Tax Bonds, Community Facilities
District 1 Amoruso Ranch, Series 2024
5 .000 09/01/44 732,403
1,645,000 Roseville, California, Special Tax Bonds, Community Facilities
District 1 Amoruso Ranch, Series 2024
5 .000 09/01/54 1,699,509
3,545,000 Sacramento County, California, Airport System Revenue Bonds,
Refunding Senior Series 2018C, (AMT)
5 .000 07/01/37 3,644,901
8,960,000 Sacramento County, California, Airport System Revenue Bonds,
Refunding Senior Series 2018C, (AMT)
5 .000 07/01/38 9,196,477
670,000 Sacramento, California, Special Tax Bonds, Community Facilities
District 05-1 College Square, Series 2007
5 .900 09/01/37 672,113
8,000,000 San Diego County Regional Airport Authority, California, Airport
Revenue Bonds, Subordinate Series 2017A, (AMT)
5 .000 07/01/42 8,097,319
3,020,000 San Diego County Regional Airport Authority, California, Airport
Revenue Bonds, Subordinate Series 2017A, (AMT)
5 .000 07/01/47 3,045,790
5,000,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2016B, (AMT)
5 .000 05/01/41 5,036,233
11,715,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2016B, (AMT)
5 .000 05/01/46 11,774,274
5,050,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2017A, (AMT)
5 .000 05/01/42 5,107,235
3,000,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2018D, (AMT)
5 .000 05/01/48 3,030,409
4,245,000 San Joaquin Hills Transportation Corridor Agency, Orange
County, California, Toll Road Revenue Bonds, Refunding Junior
Lien Series 2014B
5 .250 01/15/44 4,247,162
8,575,000 Santa Clara County Financing Authority, California, Lease
Revenue Bonds, County Facilities, Series 2019A
4 .000 05/01/45 8,522,422
5,730,000 Southwestern Community College District, San Diego County,
California, General Obligation Bonds, Election of 2008, Series
2011C
0 .000 08/01/46 2,243,536
275,000 (a) Temecula Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 16-01, Series 2017
6 .250 09/01/47 286,486
5,000,000 Victor Valley Union High School District, San Bernardino County,
California, General Obligation Bonds, 20008 Election Series
2009A - AGC Insured
5 .750 08/01/31 5,213,383
2,485,000 Westminster School District, Orange County, California, General
Obligation Bonds, Series 2009-A1 - AGC Insured
0 .000 08/01/26 2,358,717
1,405,000 Westminster School District, Orange County, California, General
Obligation Bonds, Series 2009-A1 - AGC Insured
0 .000 08/01/28 1,247,702
2,920,000 Westminster School District, Orange County, California, General
Obligation Bonds, Series 2009-A1 - AGC Insured
0 .000 08/01/29 2,503,711
1,425,000 William S. Hart Union High School District, Los Angeles County,
California, Special Tax Bonds, Community Facilities District 2015-
1, Series 2017
5 .000 09/01/42 1,442,378
TOTAL CALIFORNIA 457,375,757

Portfolio of Investments December 31, 2024
(continued)
All-American Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO - 4.8%
$ 1,000,000 (a) Aerotropolis Regional Transportation Authority, Colorado,
Special Revenue Bonds, Series 2024
5 .750% 12/01/54 $ 1,003,735
499,000 Aviation Station North Metropolitan District 2, Denver County,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2019A
4 .000 12/01/29 486,410
2,060,000 Aviation Station North Metropolitan District 2, Denver County,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2019A
5 .000 12/01/39 2,061,123
1,350,000 Aviation Station North Metropolitan District 2, Denver County,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2019A
5 .000 12/01/48 1,303,701
575,000 (a) Bella Mesa Metropolitan District, Castle Rock, Colorado, Limited
Tax General Obligation Bonds, Convertible Capital Appreciation
Series 2020A-3
6 .750 12/01/49 542,680
500,000 Broadway Station Metropolitan District 2, Denver City and
County, Colorado, General Obligation Limited Tax Bonds,
Convertible to Unlimited Series 2019A
5 .125 12/01/48 415,890
1,000,000 Canyons Metropolitan District 5, Douglas County, Colorado,
Limited Tax General Obligation and Special Revenue Bonds,
Subordinate Refunding Series 2024B - BAM Insured
6 .500 12/01/54 1,034,385
9,000,000 (a) Centerra Metropolitan District 1, Loveland, Colorado, Special
Revenue Bonds, Refunding & Improvement Series 2017
5 .000 12/01/47 8,619,599
1,225,000 Colorado Bridge and Tunnel Enterprise, Colorado, Senior
Infrastructure Revenue Bonds, Series 2024A - AGM Insured
5 .250 12/01/49 1,355,240
1,515,000 Colorado Bridge and Tunnel Enterprise, Colorado, Senior
Infrastructure Revenue Bonds, Series 2024A - AGM Insured
5 .500 12/01/54 1,704,557
2,065,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Community Leadership Academy
Project, Series 2008
6 .500 07/01/38 2,067,668
3,040,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Community Leadership Academy, Inc.
Second Campus Project, Series 2013
7 .350 08/01/43 3,045,356
1,400,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Christian Living Neighborhoods Project, Refunding Series 2016
5 .000 01/01/37 1,406,479
25,105,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-1
4 .000 08/01/44 23,461,707
2,550,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019B-1
4 .000 08/01/39 2,492,612
6,155,000 (d) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Evangelical Lutheran Good Samaritan Society Project, Series
2013A, (Pre-refunded 6/01/25)
5 .000 06/01/45 6,200,129
3,000,000 (d) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Parkview Medical Center, Refunding Series 2015B, (Pre-refunded
9/01/25)
4 .000 09/01/34 3,017,485
1,750,000 Colorado International Center Metropolitan District 14, Denver,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2018
5 .875 12/01/46 1,757,077
1,000,000 Copper Ridge Metropolitan District, Colorado Springs, Colorado,
Tax Increment and Sales Tax Supported Revenue Bonds, Series
2019
5 .000 12/01/39 936,447
500,000 Copperleaf Metropolitan District 4, Arapahoe County, Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited
Tax Series 2020A
5 .000 12/01/39 496,081
1,000,000 Crowfoot Valley Ranch Metropolitan District No. 2,  Douglas
County, Colorado, Limited Tax General Obligation Bonds,
Refunding Subordinate Series 2024B
6 .125 12/15/54 1,000,197
8,125,000 Dawson Trails Metropolitan District 1, Colorado, In The Town of
Castle Rock, Limited Tax General Obligation Capital Appreciation
Turbo Bonds, Series 2024
0 .000 12/01/31 4,670,833
7,000,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022A, (AMT)
5 .000 11/15/31 7,554,163
18,390,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022A, (AMT)
5 .000 11/15/34 19,791,149

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 3,350,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022A, (AMT)
5 .500% 11/15/38 $ 3,724,493
2,955,000 Denver Convention Center Hotel Authority, Colorado, Revenue
Bonds, Convention Center Hotel, Refunding Senior Lien Series
2016
5 .000 12/01/28 3,018,328
5,005,000 Denver Convention Center Hotel Authority, Colorado, Revenue
Bonds, Convention Center Hotel, Refunding Senior Lien Series
2016
5 .000 12/01/33 5,088,917
20,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0 .000 09/01/29 17,013
395,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0 .000 09/01/30 323,790
20,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0 .000 09/01/32 15,139
25,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0 .000 09/01/33 18,127
9,890,000 E-470 Public Highway Authority, Colorado, Toll Revenue Bonds,
Series 2004A - NPFG Insured
0 .000 09/01/27 9,039,089
1,365,000 Foothills Metropolitan District, Fort Collins, Colorado, Special
Revenue Bonds, Series 2014
6 .000 12/01/38 1,324,740
845,000 Green Valley Ranch East Metropolitan District 6, Adams County,
Colorado, Limited Tax General Obligation Bonds, Series 2020A-3
5 .875 12/01/50 850,045
2,900,000 (a) Hess Ranch Metropolitan District 5, Parker, Colorado, Special
Assessment Revenue Bonds, Special Improvement District 2,
Series 2024
5 .500 12/01/44 2,901,120
2,000,000 Hess Ranch Metropolitan District 6, Parker, Colorado, Limited Tax
General Obligation Bonds, Series 2020A-1
5 .000 12/01/49 1,857,151
1,000,000 Independence Metropolitan District 3, Elbert County, Colorado,
Limited Tax General Obligation Bonds, Special Revenue
Refunding and Improvement Series 2024A
5 .375 12/01/54 994,816
1,735,000 Jefferson Center Metropolitan District 1, Arvada, Jefferson
County, Colorado, Special Revenue Bonds, Subordinate Series
2020B
5 .750 12/15/50 1,753,636
1,470,000 Mirabelle Metropolitan District 2, Douglas County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A
5 .000 12/01/49 1,473,256
20,250,000 Painted Prairie Public Improvement Authority, Aurora, Colorado,
Special Revenue Bonds, Series 2019
5 .000 12/01/39 19,536,884
620,000 Park Creek Metropolitan District, Colorado, Senior Limited
Property Tax Supported Revenue Bonds, Refunding Series 2015A
5 .000 12/01/45 623,136
830,000 Parkdale Community Authority, Erie, Colorado, Limited Tax
Supported Revenue Bonds, District 1, Series 2020A
5 .000 12/01/40 803,827
4,250,000 (a) Prairie Center Metopolitan District No. 3, In the City of Brighton,
Adams County, Colorado, Limited Property Tax Supported
Primary Improvements Revenue Bonds, Refunding Series 2017A
5 .000 12/15/41 4,271,373
1,370,000 Prairie Center Metropolitan District No. 3, Brighton, Colorado,
Special Revenue Bonds, Park and Recreation Improvements
Series 2018
5 .125 12/15/42 1,366,369
500,000 Prairie Center Metropolitan District No. 3, In the City of Brighton,
Adams County, Colorado, Limited Property Tax Supported
District Improvements Revenue Bonds, Refunding Series 2024B
5 .875 12/15/46 537,704
2,468,000 Prairie Farm Metropolitan District, In the City of Commerce City,
Adams County, Colorado, Limited Tax Convertible to Unlimited
Tax, General Obligation Bonds, Series 2018A
5 .250 12/01/48 2,480,267
1,810,000 Public Authority for Colorado Energy, Natural Gas Purchase
Revenue Bonds,  Colorado Springs Utilities, Series 2008
6 .250 11/15/28 1,899,770
3,080,000 Public Authority for Colorado Energy, Natural Gas Purchase
Revenue Bonds,  Colorado Springs Utilities, Series 2008
6 .500 11/15/38 3,685,542
2,410,000 (a) Pueblo Urban Renewal Authority, Colorado, Tax Increment
Revenue Bonds, EVRAZ Project, Series 2021A
4 .750 12/01/45 2,084,568
3,620,000 (a) Ridge at Johnstown Metropolitan District 8, Larimer County,
Colorado, Special Assessment Revenue Bonds, Special
Improvement District 1, Series 2024
5 .875 12/01/44 3,537,839
500,000 (a) Settler's Crossing Metropolitan District 1, Lakewood, Colorado,
Limited Tax General Obligation Bonds, Series 2020A
5 .000 12/01/40 501,371

Portfolio of Investments December 31, 2024
(continued)
All-American Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 1,000,000 (a),(e) St. Vrain Lakes Metropolitan District 4, Weld County, Colorado,
General Obligation Bonds, Firestone Convertible Capital
Appreciation Limited Tax Series 2024A
0 .000% 09/20/54 $ 726,244
500,000 STC Metropolitan District 2, Superior, Boulder County, Colorado,
Limited Tax General Obligation and Special Revenue Bonds,
Refunding & improvement Series 2019A
5 .000 12/01/38 493,516
3,850,000 Vauxmont Metropolitan District, Arvada, Colorado, Limited Tax
General Obligation and Special Revenue Bonds, Convertible to
Unlimited Tax Refunding Subordinate Series 2019 - AGM Insured
3 .250 12/15/50 3,170,302
500,000 Velocity Metropolitan District 3, In the City of Aurora, Colorado,
Limited Tax General Obligation Bonds, Series 2019
5 .125 12/01/34 494,097
2,000,000 Velocity Metropolitan District 3, In the City of Aurora, Colorado,
Limited Tax General Obligation Bonds, Series 2019
5 .375 12/01/39 1,957,737
5,000,000 Velocity Metropolitan District 3, In the City of Aurora, Colorado,
Limited Tax General Obligation Bonds, Series 2019
5 .500 12/01/48 4,817,513
7,740,000 (a) West Globeville Metropolitan District 1, Denver, Colorado,
General Obligation Limited Tax Bonds, Series 2024A-2
8 .000 12/01/54 4,509,536
2,200,000 (a) West Globeville Metropolitan District 1, Denver, Colorado,
Special Assessment Revenue Bonds, Special Improvement
District 1, Series 2024
5 .750 12/01/44 2,199,244
3,500,000 Westerly Metropolitan District 4, Weld County, Colorado, General
Obligation Limited Tax Bonds, Series 2021A-1
5 .000 12/01/50 3,135,650
3,000,000 (a) Windler Public Improvement Authority, Aurora, Colorado,
Limited Tax Supported Revenue Bonds, Series 2021A-1
4 .125 12/01/51 2,348,018
TOTAL COLORADO 194,004,870
CONNECTICUT - 1.0%
2,500,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Nuvance Health Series 2019A
4 .000 07/01/36 2,449,483
5,630,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Nuvance Health Series 2019A
4 .000 07/01/38 5,281,828
5,000,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Trinity Health Credit Group, Series 2016CT
5 .000 12/01/41 5,048,445
16,000,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Trinity Health Credit Group, Series 2016CT
5 .000 12/01/45 16,096,467
4,285,000 Connecticut State, General Obligation Bonds, Social Series
2024G
3 .000 11/15/42 3,791,455
4,515,000 Connecticut State, General Obligation Bonds, Social Series
2024G
3 .000 11/15/43 3,929,341
2,500,000 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes, Series 2020A - BAM Insured
4 .000 05/01/36 2,572,976
2,550,000 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes, Series 2020A - BAM Insured
4 .000 05/01/39 2,589,027
TOTAL CONNECTICUT 41,759,022
DELAWARE - 0.3%
2,000,000 Delaware Economic Development Authority, Exempt Facility
Revenue Bonds, NRG Energy Project, Refunding Series 2020A,
(Mandatory Put 10/01/25)
1 .250 10/01/45 1,954,598
8,500,000 Delaware Health Facilities Authroity, Revenue Bonds, Beebe
Medical Center Project, Series 2018
5 .000 06/01/43 8,594,935
1,000,000 (f) Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2024B, (UB)
4 .600 07/01/44 1,004,216
1,345,000 (f) Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2024B, (UB)
4 .650 07/01/49 1,350,186
TOTAL DELAWARE 12,903,935

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
DISTRICT OF COLUMBIA - 0.8%
$ 7,180,000 District of Columbia, Washington, D.C., Revenue Bonds, Latin
American Montessori Bilingual Public Charter School, Series
2020
5 .000% 06/01/50 $ 6,871,148
2,890,000 (f) Metropolitan Washington Airports Authority, District of
Columbia, Dulles Toll Road Revenue Bonds, Dulles Metrorail &
Capital improvement Projects, Refunding & Subordinate Lien
Series 2019B, (UB)
4 .000 10/01/53 2,630,140
1,500,000 Metropolitan Washington Airports Authority, Virginia, Dulles Toll
Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Refunding & Subordinate Lien Series 2019B
4 .000 10/01/37 1,473,297
3,745,000 Metropolitan Washington Airports Authority, Virginia, Dulles Toll
Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Second Senior Lien Series 2009B - AGC Insured
0 .000 10/01/31 2,959,388
9,375,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2018A, (AMT)
5 .000 10/01/34 9,704,493
3,850,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2024A, (AMT)
5 .250 10/01/45 4,124,427
4,250,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2024A, (AMT)
5 .250 10/01/46 4,541,912
TOTAL DISTRICT OF COLUMBIA 32,304,805
FLORIDA - 8.4%
1,885,000 Atlantic Beach, Florida, Healthcare Facilities Revenue Refunding
Bonds, Fleet Landing Project, Series 2013A
5 .000 11/15/28 1,886,804
365,000 Boynton Village Community Development District, Florida,
Special Assessment Bonds, Series 2007-A1
5 .750 05/01/37 365,258
12,950,000 Broward County, Florida, Port Facilities Revenue Bonds, Series
2019A
5 .000 09/01/44 13,406,986
3,520,000 Broward County, Florida, Port Facilities Revenue Bonds, Series
2019B, (AMT)
4 .000 09/01/38 3,387,136
245,000 (a) Capital Trust Agency, Florida, Educational Facilities Lease
Revenue Bonds, Franklin Academy Projects, Series 2020
5 .000 12/15/40 239,206
7,910,000 (a) Capital Trust Agency, Florida, Educational Facilities Lease
Revenue Bonds, Franklin Academy Projects, Series 2020
5 .000 12/15/50 7,356,260
3,470,000 (a) Capital Trust Agency, Florida, Educational Facilities Lease
Revenue Bonds, Franklin Academy Projects, Series 2020
5 .000 12/15/55 3,185,366
1,500,000 Capital Trust Agency, Florida, Multifamily Housing Revenue
Bonds, The Gardens Apartments Project, Series 2015A
4 .750 07/01/40 1,056,717
1,380,000 Capital Trust Agency, Florida, Multifamily Housing Revenue
Bonds, The Gardens Apartments Project, Series 2015A
5 .000 07/01/50 907,671
565,000 (a) Capital Trust Agency, Florida, Revenue Bonds, Renaissance
Charter School Project, Series 2019A
5 .000 06/15/39 548,574
610,000 (a) Capital Trust Agency, Florida, Revenue Bonds, Renaissance
Charter School Project, Series 2019A
5 .000 06/15/49 572,358
2,290,000 (a) Capital Trust Authority, Florida, Educational Facilities Revenue
Bonds, Babcock Neighborhood School Inc Project, Series 2024
5 .125 08/15/39 2,238,287
1,100,000 (a) Capital Trust Authority, Florida, Educational Facilities Revenue
Bonds, Babcock Neighborhood School Inc Project, Series 2024
6 .000 08/15/63 1,074,081
7,000,000 Central Florida Expressway Authority, Revenue Bonds, Senior
Lien Series 2019B
5 .000 07/01/49 7,253,541
590,000 Cityplace Community Development District, Florida, Special
Assessement and  Revenue Bonds, Refunding Series 2012
5 .000 05/01/26 595,852
1,255,000 Edgewater West Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds, Assessment
Area One Series 2024
5 .250 05/01/44 1,225,893
1,570,000 (a) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Renaissance Charter School Income Projects,
Series 2015A
6 .125 06/15/46 1,575,097
1,500,000 (a) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Renaissance Charter School, Inc. Projects, Series
2014A
6 .125 06/15/44 1,500,803
315,000 (a) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Renaissance Charter School, Inc. Projects, Series
2020C
5 .000 09/15/50 289,385

Portfolio of Investments December 31, 2024
(continued)
All-American Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 4,100,000 (a) Florida Development Finance Corporation, Florida, Solid Waste
Disposal Revenue Bonds, GFL Solid Waste Southeast LLC Project
Series 2024A, (AMT), (Mandatory Put 10/01/31)
4 .375% 10/01/54 $ 4,091,459
10,100,000 (a) Florida Development Finance Corporation, Florida, Solid Waste
Disposal Revenue Bonds, Waste Pro USA, Inc. Project, Series
2023, (AMT), (Mandatory Put 7/01/26)
6 .125 07/01/32 10,331,091
20,690,000 (a) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT), (Mandatory Put
7/15/28)
12 .000 07/15/32 22,066,810
9,500,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5 .000 07/01/41 9,282,640
6,100,000 (f) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024 - AGM Insured, (AMT), (UB)
5 .000 07/01/44 6,270,430
2,570,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5 .250 07/01/47 2,558,620
5,950,000 (f) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024 - AGM Insured, (AMT), (UB)
5 .250 07/01/47 6,183,776
2,280,000 (f) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024 - AGM Insured, (AMT), (UB)
5 .250 07/01/53 2,359,287
4,500,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5 .500 07/01/53 4,564,980
24,625,000 (a) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Series
2024A, (AMT), (Mandatory Put 2/14/25)
8 .250 07/01/57 25,459,662
1,270,000 (a) Florida Development Finance Corporation, Student Housing
Revenue Bonds, SPP - Tampa I - LLC The Henry Project, Series
2024A-1
5 .000 06/01/44 1,271,835
450,000 (a) Florida Higher Educational Facilities Financing Authority,
Revenue Bonds, Jacksonville University Project, Series 2018A-1
4 .500 06/01/33 432,291
1,450,000 (a) Florida Higher Educational Facilities Financing Authority,
Revenue Bonds, Jacksonville University Project, Series 2018A-1
4 .750 06/01/38 1,359,222
12,020,000 Halifax Hospital Medical Center, Daytona Beach, Florida, Hospital
Revenue Bonds, Series 2024
5 .250 06/01/54 12,755,152
3,000,000 Hillsborough County Industrial Development Authority, Florida,
Health System Revenue Bonds, BayCare Health System Series
2024C
5 .250 11/15/49 3,266,521
26,155,000 Hillsborough County Industrial Development Authority, Florida,
Hospital Revenue Bonds, Florida Health Sciences Center Inc
D/B/A Tampa General Hospital, Series 2020A
4 .000 08/01/50 23,769,015
1,040,000 Jacksonville, Florida, Health Care Facilities Revenue Bonds,
Brooks Rehabilitation, Series 2020
4 .000 11/01/37 1,005,173
1,085,000 Jacksonville, Florida, Health Care Facilities Revenue Bonds,
Brooks Rehabilitation, Series 2020
4 .000 11/01/38 1,045,307
1,650,000 Jacksonville, Florida, Health Care Facilities Revenue Bonds,
Brooks Rehabilitation, Series 2020
4 .000 11/01/39 1,576,603
2,170,000 Jacksonville, Florida, Health Care Facilities Revenue Bonds,
Brooks Rehabilitation, Series 2020
4 .000 11/01/40 2,056,960
10,285,000 Jacksonville, Florida, Special Revenue Bonds, Refunding Series
2017A
5 .250 10/01/42 10,657,846
255,000 Lee County Industrial Development Authority, Florida, Charter
School Revenue Bonds, Lee County Community Charter Schools,
Series 2007A
5 .250 06/15/27 255,083
830,000 (a) Lee County Industrial Development Authority, Florida, Charter
School Revenue Bonds, Lee County Community Charter Schools,
Series 2012A
5 .500 06/15/32 830,461

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 1,375,000 (a) Lee County Industrial Development Authority, Florida, Charter
School Revenue Bonds, Lee County Community Charter Schools,
Series 2012A
5 .750% 06/15/42 $ 1,375,191
10,000,000 Miami Dade County, Florida, Professional Sports Franchise
Facilities Tax Revenue Bonds, Refunding Series 2009A - AGC
Insured
0 .000 10/01/45 3,719,195
38,000,000 Miami Dade County, Florida, Professional Sports Franchise
Facilities Tax Revenue Bonds, Series 2009C - AGC Insured
0 .000 10/01/44 15,156,399
11,275,000 Miami, Florida, Limited Ad Valorem Tax Bonds, Forever
Infrastructure Programs Series 2024A
5 .500 01/01/49 12,593,461
12,195,000 Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding
Series 2015A - BAM Insured, (AMT)
5 .000 10/01/38 12,243,503
5,025,000 (f) Miami-Dade County, Florida, Seaport Revenue Bonds, Refunding
Series 2022A, (AMT), (UB)
5 .250 10/01/52 5,201,098
2,870,000 Miami-Dade County, Florida, Special Obligation Bonds,
Subordinate Series 2009 - BAM Insured
0 .000 10/01/37 1,751,676
3,130,000 Miami-Dade County, Florida, Special Obligation Bonds,
Subordinate Series 2009 - BAM Insured
0 .000 10/01/42 1,473,728
13,500,000 Miami-Dade County, Florida, Special Obligation Bonds,
Subordinate Series 2009
0 .000 10/01/44 5,556,994
10,000,000 Miami-Dade County, Florida, Transit System Sales Surtax Revenue
Bonds, Series 2022
5 .000 07/01/45 10,675,509
11,975,000 Miami-Dade County, Florida, Water and Sewer System Revenue
Bonds, Series 2024A
5 .250 10/01/54 12,995,318
370,000 (a) Mirada Community Development District, Florida, Capital
Improvement Bonds,  Assessment Area 3 Series 2024
4 .750 05/01/31 370,392
270,000 (a) Mirada Community Development District, Florida, Capital
Improvement Bonds,  Assessment Area 3 Series 2024
5 .625 05/01/44 270,658
640,000 (a) Mirada Community Development District, Florida, Capital
Improvement Bonds,  Assessment Area 3 Series 2024
6 .000 05/01/55 646,330
5,095,000 Putnam County Development Authority, Florida, Pollution
Control Revenue Bonds, Seminole Electric Cooperatice, Inc.
Project, Refunding Series 2018B
5 .000 03/15/42 5,237,519
1,000,000 School Board of Lee County, Florida, Certificates of Participation,
Series 2023A
5 .000 08/01/37 1,111,010
1,685,000 School Board of Lee County, Florida, Certificates of Participation,
Series 2023A
5 .000 08/01/38 1,859,711
4,465,000 School Board of Lee County, Florida, Certificates of Participation,
Series 2023A
5 .000 08/01/39 4,877,874
2,715,000 School Board of Lee County, Florida, Certificates of Participation,
Series 2023A
5 .000 08/01/40 2,951,556
5,000,000 Seminole County Industrial Development Authority, Florida,
Retirement Facility Revenue Bonds, Legacy Pointe At UCF Project,
Series 2019A
5 .250 11/15/39 4,953,888
1,015,000 Seminole County Industrial Development Authority, Florida,
Retirement Facility Revenue Bonds, Legacy Pointe At UCF Project,
Series 2019A
5 .500 11/15/49 981,569
2,610,000 South Broward Hospital District, Florida, Hospital Revenue
Bonds, South Broward Hospital District Obligated Group,
Refunding Series 2016A
4 .000 05/01/44 2,469,185
4,525,000 South Miami Health Facilities Authority, Florida, Hospital Revenue
Bonds, Baptist Health Systems of South Florida Obligated Group,
Refunding Series 2017
4 .000 08/15/42 4,396,206
2,965,000 South Miami Health Facilities Authority, Florida, Hospital Revenue
Bonds, Baptist Health Systems of South Florida Obligated Group,
Refunding Series 2017 - BAM Insured
5 .000 08/15/42 3,043,139
500,000 Sumter County Industrial Development Authority, Florida,
Hospital Revenue Bonds, Central Florida Health Alliance Projects,
Series 2014A
5 .000 07/01/29 500,497
6,860,000 Sumter County Industrial Development Authority, Florida,
Hospital Revenue Bonds, Central Florida Health Alliance Projects,
Series 2014A
5 .250 07/01/44 6,863,720
2,640,000 (a) Tolomato Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2022A - AGM Insured
4 .000 05/01/40 2,666,571

Portfolio of Investments December 31, 2024
(continued)
All-American Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 1,200,000 (a) Village Community Development District 15, Florida, Special
Assessment Revenue Bonds, Series 2024
3 .750% 05/01/29 $ 1,194,787
13,000,000 Volusia County Educational Facilities Authority, Florida, Revenue
Bonds, Stetson University Inc. Project, Series 2015
5 .000 06/01/40 12,916,530
TOTAL FLORIDA 342,168,713
GEORGIA - 1.5%
3,785,000 Atlanta Development Authority, Georgia, Economic
Development Certificates, Gulch Enterprise Zone Project,
Convertible Capital Appreciation Series 2024A-1 Class A
6 .500 12/15/48 3,202,284
1,650,000 (a) Atlanta Development Authority, Georgia, Revenue Bonds,
Westside Gulch Area Project, Senior Series 2024A-2
5 .500 04/01/39 1,683,563
2,500,000 (b) Atlanta Development Authority, Georgia, Senior Health Care
Facilities Revenue Bonds, Georgia Proton Treatment Center
Project, Current Interest Series 2017A-1
6 .750 01/01/35 1,125,000
1,000,000 (b) Atlanta Development Authority, Georgia, Senior Health Care
Facilities Revenue Bonds, Georgia Proton Treatment Center
Project, Current Interest Series 2017A-1
7 .000 01/01/40 450,000
3,500,000 Atlanta, Georgia, Airport Passenger Facilities Charge and
General Revenue Bonds, Subordinate Lien Green Series 2023E,
(AMT)
5 .250 07/01/41 3,805,086
2,400,000 Atlanta, Georgia, Airport Passenger Facilities Charge and
General Revenue Bonds, Subordinate Lien Green Series 2023E,
(AMT)
5 .250 07/01/42 2,599,999
9,740,000 Brookhaven Development Authority, Georgia, Revenue Bonds,
Children's Healthcare of Atlanta, Inc. Project, Series 2019A
4 .000 07/01/44 9,655,760
3,450,000 Fayette County Development Authority, Georgia, Revenue
Bonds, United States Soccer Federation, Inc. Project Series 2024
5 .250 10/01/49 3,682,014
4,885,000 Fayette County Development Authority, Georgia, Revenue
Bonds, United States Soccer Federation, Inc. Project Series 2024
5 .250 10/01/54 5,166,759
210,000 Georgia Municipal Electric Authority, Senior Lien General Power
Revenue Bonds, Series 1993BB - NPFG Insured
5 .250 01/01/25 210,000
5,500,000 Griffin-Spalding County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Wellstar Health System Inc., Series
2017A
4 .000 04/01/42 5,389,679
1,000,000 Main Street Natural Gas Inc., Georgia, Gas Project Revenue
Bonds, Series 2007A
5 .500 09/15/28 1,056,641
17,600,000 (a) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2022C, (Mandatory Put 11/01/27)
4 .000 08/01/52 17,401,763
4,500,000 Savannah Hospital Authority, Georgia, Revenue Bonds, Saint
Joseph's/Candler Health System, Inc., Anticipation Certificate
Series 2019A
4 .000 07/01/39 4,406,221
TOTAL GEORGIA 59,834,769
HAWAII - 0.1%
1,400,000 (a) Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Hawaii Pacific University Project, Refunding
Series 2024
5 .000 07/01/34 1,420,613
4,545,000 Hawaii State, Airport System Revenue Bonds, Series 2015A,
(AMT)
5 .000 07/01/45 4,554,616
TOTAL HAWAII 5,975,229
IDAHO - 0.5%
495,000 (a) Eagle Avimor Community Infrastructure District 1, Ada, Boise,
and Gem Counties, Idaho, Special Assessment Revenue Bonds,
Assessment Area 5 Series 2024
5 .875 09/01/53 513,211
1,000,000 (a) Eagle Avimor Community Infrastructure District 1, Ada, Boise,
and Gem Counties, Idaho, Special Assessment Revenue Bonds,
Assessment Area 6 Series 2024B
5 .500 09/01/53 1,014,968
1,490,000 (a) Idaho Falls Auditorium District, Idaho, Certifications of
Participation,  Annual Appropriation Series 2021
5 .250 05/15/51 1,493,091
4,200,000 Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's
Health System Project, Series 2018A
5 .000 03/01/36 4,387,000
1,290,000 Idaho Housing and Finance Association, Grant and Revenue
Anticipation Bonds, Federal Highway Trust Funds, Series 2021A
4 .000 07/15/38 1,295,601

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
IDAHO (continued)
$ 2,000,000 (a) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Idaho Arts Charter School, Inc. Project,
Refunding Series 2016A
5 .000% 12/01/38 $ 1,999,535
2,500,000 (a) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, The College of Idaho Project, Series 2023
5 .625 11/01/43 2,570,137
1,855,000 Idaho Housing and Finance Association, Single Family Mortgage
Revenue Bonds, Series 2024A, (UB)
4 .050 01/01/39 1,833,449
1,270,000 Idaho Housing and Finance Association, Single Family Mortgage
Revenue Bonds, Series 2024A, (UB)
4 .450 01/01/44 1,257,807
2,745,000 Idaho Housing and Finance Association, Single Family Mortgage
Revenue Bonds, Series 2024A, (UB)
4 .650 01/01/54 2,697,278
TOTAL IDAHO 19,062,077
ILLINOIS - 10.6%
67,800,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2016
6 .000 04/01/46 69,827,993
2,125,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2023
5 .250 04/01/35 2,318,253
1,250,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2023
5 .250 04/01/37 1,353,244
1,600,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2023
5 .000 04/01/38 1,695,380
1,000,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2023
5 .250 04/01/39 1,070,644
1,960,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2023
5 .500 04/01/42 2,105,378
625,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues Series 2012A
5 .000 12/01/42 617,901
1,215,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Project Series 2015C
5 .250 12/01/39 1,201,077
35,090,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2016A
7 .000 12/01/44 35,695,948
3,890,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2023A
5 .500 12/01/31 4,159,263
15,000,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2023A
5 .000 12/01/32 15,623,597
10,000,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2023A
5 .000 12/01/34 10,393,973
10,000,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2023A
5 .250 12/01/35 10,533,389
1,250,000 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Second Lien Series 2020A
5 .000 12/01/45 1,285,024
2,220,000 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Second Lien Series 2020A
4 .000 12/01/50 2,044,295
9,845,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Refunding Senior Lien Series 2018A
5 .000 01/01/48 9,985,220
8,805,000 (f) Chicago, Illinois, General Obligation Bonds, Project & Refunding
Series 2017A, (UB)
6 .000 01/01/38 9,077,870
13,760,000 (f) Chicago, Illinois, General Obligation Bonds, Project and
Refunding Series 2005D, (UB)
5 .500 01/01/40 13,776,083
7,545,000 (f) Chicago, Illinois, General Obligation Bonds, Refunding Series
2007E, (UB)
5 .500 01/01/42 7,553,819
935,000 Chicago, Illinois, General Obligation Bonds, Refunding Series
2016C
5 .000 01/01/25 935,000
705,000 Chicago, Illinois, General Obligation Bonds, Refunding Series
2016C
5 .000 01/01/35 707,569
2,175,000 (f) Chicago, Illinois, General Obligation Bonds, Refunding Series
2016C, (UB)
5 .000 01/01/38 2,179,571
6,000,000 (f) Chicago, Illinois, General Obligation Bonds, Refunding Series
2020A, (UB)
5 .000 01/01/30 6,316,709
2,200,000 (f) Chicago, Illinois, General Obligation Bonds, Series 2015A, (UB) 5 .500 01/01/39 2,202,571
5,000,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2023A - BAM Insured
5 .000 01/01/31 5,337,222

Portfolio of Investments December 31, 2024
(continued)
All-American Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 1,700,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2023A - BAM Insured
5 .000% 01/01/32 $ 1,832,038
1,600,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2023A - BAM Insured
5 .000 01/01/33 1,734,788
450,000 Chicago, Illinois, Water Revenue Bonds, Refunding Second Lien
Series 2023B - AGM Insured
5 .000 11/01/37 485,011
1,300,000 Chicago, Illinois, Water Revenue Bonds, Refunding Second Lien
Series 2023B - AGM Insured
5 .000 11/01/38 1,397,405
5,000,000 Illinois Finance Authority Revenue Bonds, OSF Healthcare
System, Series 2018A - BAM Insured
4 .125 05/15/47 4,806,607
45,000 (d) Illinois Finance Authority, Revenue Bonds, Ascension Health
Alliance, Series 2016C, (Pre-refunded 2/15/27)
4 .000 02/15/41 45,706
1,455,000 Illinois Finance Authority, Revenue Bonds, Ascension Health
Alliance, Series 2016C
4 .000 02/15/41 1,399,909
700,000 Illinois Finance Authority, Revenue Bonds, Dominican University,
Refunding Series 2022
5 .000 03/01/42 676,500
10,810,000 Illinois Finance Authority, Revenue Bonds, Mercy Health
Corporation, Series 2016
5 .000 12/01/40 10,930,547
12,295,000 Illinois Finance Authority, Revenue Bonds, Northshore - Edward-
Elmhurst Health Credit Group, Series 2022A
5 .000 08/15/47 12,905,021
10,715,000 Illinois Finance Authority, Revenue Bonds, OSF Healthcare
System, Series 2015A
5 .000 11/15/45 10,726,032
20,000 Illinois Finance Authority, Revenue Bonds, Rush University
Medical Center Obligated Group, Series 2015A
4 .000 11/15/39 18,913
1,105,000 Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital
and Medical Centers, Refunding Series 2015C
5 .000 08/15/35 1,110,595
14,715,000 Illinois Finance Authority, Revenue Bonds, The University of
Chicago Medical Center, Series 2016B
4 .000 08/15/41 14,485,487
605,000 Illinois Finance Authority, Revenue Bonds, University of Chicago,
Series 2024A
5 .250 04/01/44 667,571
3,960,000 Illinois Finance Authority, Revenue Bonds, University of Chicago,
Series 2024A
5 .250 04/01/46 4,346,094
535,000 Illinois Finance Authority, Revenue Bonds, University of Chicago,
Series 2024A
5 .250 04/01/48 583,825
450,000 Illinois Finance Authority, Revenue Bonds, University of Chicago,
Series 2024A
5 .250 04/01/49 489,703
6,755,000 (a) Illinois Finance Authority, Surface Freight Transfer Facilities
Revenue Bonds, CenterPointJoliet Terminal Railroad Project,
Series 2020, (AMT), (Mandatory Put 12/31/34)
4 .125 12/01/50 6,686,370
7,335,000 Illinois Sports Facility Authority, State Tax Supported Bonds,
Refunding Series 2014 - AGM Insured
5 .250 06/15/31 7,374,990
14,830,000 Illinois State, General Obligation Bonds, December Series 2023C 5 .000 12/01/47 15,555,056
3,725,000 Illinois State, General Obligation Bonds, June Series 2016 4 .000 06/01/36 3,694,215
10,000,000 Illinois State, General Obligation Bonds, May Series 2020 5 .750 05/01/45 10,821,512
6,200,000 Illinois State, General Obligation Bonds, May Series 2024B 5 .250 05/01/42 6,748,560
4,000,000 Illinois State, General Obligation Bonds, May Series 2024B 5 .250 05/01/43 4,337,111
2,000,000 Illinois State, General Obligation Bonds, May Series 2024B 5 .250 05/01/44 2,160,627
1,575,000 Illinois State, General Obligation Bonds, May Series 2024B 5 .250 05/01/45 1,696,305
1,600,000 Illinois State, General Obligation Bonds, May Series 2024B 5 .250 05/01/47 1,712,841
2,500,000 Illinois State, General Obligation Bonds, May Series 2024B 5 .250 05/01/48 2,669,460
11,625,000 Illinois State, General Obligation Bonds, November Series 2017D 5 .000 11/01/27 12,152,764
3,000,000 Illinois State, General Obligation Bonds, November Series 2017D 5 .000 11/01/28 3,129,685
2,000,000 Illinois State, General Obligation Bonds, Refunding September
Series 2018A
5 .000 10/01/28 2,119,352
7,000,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Refunding Series 2020A
5 .000 06/15/50 7,172,166
1,500,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Refunding Series 2022A
4 .000 12/15/42 1,429,288
6,450,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2015A - AGM Insured
0 .000 12/15/52 1,767,122
1,225,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2015A
5 .000 06/15/53 1,229,325

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 10,000,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Capital Appreciation
Refunding Series 2010B-1 - AGM Insured
0 .000% 06/15/45 $ 4,021,164
10,000,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A - AGM
Insured
0 .000 12/15/35 6,636,862
23,065,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A - NPFG
Insured
0 .000 06/15/37 14,164,682
1,838,000 Plano, Illinois, Special Tax Bonds, Special Service Area 1 & 2
Lakewood Springs Project, Refunding Series 2014 - AGM Insured
5 .000 03/01/34 1,839,198
4,450,000 Regional Transportation Authority, Cook, DuPage, Kane, Lake,
McHenry and Will Counties, Illinois, General Obligation Bonds,
Series 2001A - FGIC Insured
6 .000 07/01/27 4,633,953
15,530,000 Springfield, Illinois, Electric Revenue Bonds, Refunding Senior
Lien Series 2015 - AGM Insured
4 .000 03/01/40 15,546,973
3,485,000 (d) Springfield, Illinois, Electric Revenue Bonds, Refunding Senior
Lien Series 2015, (Pre-refunded 3/01/25) - AGM Insured
5 .000 03/01/40 3,494,427
TOTAL ILLINOIS 429,432,753
INDIANA - 1.9%
2,000,000 (a) Gary Local Public Improvement Bond Bank, Indiana, Economic
Development Revenue Bonds, Drexel Foundation for Educational
Excellence Project, Refunding Series 2020A
5 .875 06/01/55 1,877,712
825,000 (a) Indiana Finance Authority, Educational Facilities Revenue Bonds,
Circle City Preparatory Inc. Project, Series 2021A
5 .000 12/01/40 730,288
3,710,000 (a) Indiana Finance Authority, Educational Facilities Revenue Bonds,
Lighthouse Academies of Northwest Indiana Inc. Project, Series
2016
7 .000 12/01/34 3,713,681
6,075,000 (a) Indiana Finance Authority, Educational Facilities Revenue Bonds,
Lighthouse Academies of Northwest Indiana Inc. Project, Series
2016
7 .250 12/01/44 6,079,925
5,000,000 Indiana Finance Authority, Educational Facilities Revenue Bonds,
Rose Hulman Institute Of Technology Project, Series 2018
4 .000 06/01/44 4,695,298
1,640,000 Indiana Finance Authority, Educational Facilities Revenue Bonds,
Valparaiso University Project, Series 2014
5 .000 10/01/39 1,640,184
2,790,000 (a) Indiana Finance Authority, Educational Facilities Revenue Bonds,
Victory College Prep Project, Series 2021A
4 .500 12/01/55 2,309,364
10,325,000 Indiana Finance Authority, Wastewater Utility Revenue Bonds,
CWA Authority Project, First Lien Green Series 2016A
5 .000 10/01/41 10,456,820
4,880,000 Indiana Finance Authority, Wastewater Utility Revenue Bonds,
CWA Authority Project, First Lien Green Series 2016A
5 .000 10/01/46 4,938,200
1,000,000 Indiana Finance Authority, Wastewater Utility Revenue Bonds,
CWA Authority Project, Refunding Forward Delivery Series 2024A
- BAM Insured
5 .000 10/01/40 1,103,785
1,000,000 Indiana Finance Authority, Wastewater Utility Revenue Bonds,
CWA Authority Project, Refunding Forward Delivery Series 2024A
- BAM Insured
5 .000 10/01/41 1,094,510
1,000,000 Indiana Finance Authority, Wastewater Utility Revenue Bonds,
CWA Authority Project, Refunding Forward Delivery Series 2024A
- BAM Insured
5 .000 10/01/42 1,088,460
1,000,000 Indiana Finance Authority, Wastewater Utility Revenue Bonds,
CWA Authority Project, Refunding Forward Delivery Series 2024A
- BAM Insured
5 .000 10/01/43 1,082,252
5,215,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Airport Authority Project Revenue Bonds, Refunding Series
2015I, (AMT)
5 .000 01/01/32 5,219,313
3,385,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Senior Series 2023E
5 .750 03/01/43 3,625,052
8,495,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Senior Series 2023E
6 .000 03/01/53 9,090,726
1,815,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Senior Series 2023E
6 .125 03/01/57 1,946,431

Portfolio of Investments December 31, 2024
(continued)
All-American Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDIANA (continued)
$ 3,080,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Subordinate Series
2023F-1 - BAM Insured
5 .000% 03/01/53 $ 3,225,997
3,225,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Subordinate Series
2023F-1 - BAM Insured
5 .000 03/01/58 3,374,072
3,000,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Subordinate Series
2023F-1 - BAM Insured
5 .250 03/01/67 3,189,798
8,435,000 Whiting, Indiana, Environmental Facilities Revenue Bonds,
BP Products North America Inc. Project, Series 2015, (AMT),
(Mandatory Put 6/10/31)
4 .400 11/01/45 8,586,297
TOTAL INDIANA 79,068,165
IOWA - 1.0%
2,000,000 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue
Bonds, Alcoa Inc. Project, Series 2012
4 .750 08/01/42 2,001,666
6,230,000 (d) Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue
Bonds, Iowa Fertilizer Company Project, Refunding Series 2022,
(Pre-refunded 12/01/32), (Mandatory Put 12/01/32)
4 .000 12/01/50 6,653,843
25,575,000 (d) Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue
Bonds, Iowa Fertilizer Company Project, Refunding Series 2022,
(Pre-refunded 12/01/32), (Mandatory Put 12/01/42)
5 .000 12/01/50 29,102,690
200,000 Iowa Finance Authority, Revenue Bonds, Lifespace Communities,
Inc., Series 2024A
5 .000 05/15/39 206,943
245,000 Iowa Finance Authority, Revenue Bonds, Lifespace Communities,
Inc., Series 2024A
5 .000 05/15/44 246,992
1,500,000 Iowa Finance Authority, Revenue Bonds, Lifespace Communities,
Inc., Series 2024A
5 .000 05/15/49 1,487,386
2,600,000 Iowa Finance Authority, Revenue Bonds, Lifespace Communities,
Inc., Series 2024A
5 .125 05/15/59 2,572,870
TOTAL IOWA 42,272,390
KANSAS - 0.1%
1,500,000 Hutchinson, Kansas, Hospital Facilities Revenue Bonds,
Hutchinson Regional Medical Center, Inc., Series 2016
5 .000 12/01/36 1,442,232
1,320,000 Hutchinson, Kansas, Hospital Facilities Revenue Bonds,
Hutchinson Regional Medical Center, Inc., Series 2016
5 .000 12/01/41 1,140,674
1,250,000 Wichita, Kansas, Health Care Facilities Revenue Bonds,
Presbyterian Manors, Series 2024VIII
5 .750 05/15/45 1,263,430
TOTAL KANSAS 3,846,336
KENTUCKY - 1.1%
6,675,000 Carroll County, Kentucky, Environmental Facilities Revenue
Bonds, Kentucky Utilities Company Project, Refunding Series
2006B, (AMT)
2 .125 10/01/34 5,224,885
2,545,000 Kentucky Bond Development Corporation, Transient Room Tax
Revenue Bonds, Lexington Center Corporation Project, Series
2018A
5 .000 09/01/43 2,606,480
2,600,000 Kentucky Bond Development Corporation, Transient Room Tax
Revenue Bonds, Lexington Center Corporation Project, Series
2018A
5 .000 09/01/48 2,645,191
6,565,000 Kentucky Economic Development Finance Authority, Louisville
Arena Project Revenue Bonds, Louisville Arena Authority, Inc.,
Series 2017A - AGM Insured
5 .000 12/01/45 6,676,564
6,000,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, CommonSpirit Health, Series 2019A-2
5 .000 08/01/44 6,164,176
2,450,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, Next Generation Kentucky Information Highway Project,
Senior Series 2015A
5 .000 07/01/26 2,462,040
2,100,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, Next Generation Kentucky Information Highway Project,
Senior Series 2015A
5 .000 07/01/33 2,108,053
5,655,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, Next Generation Kentucky Information Highway Project,
Senior Series 2015A
5 .000 07/01/37 5,670,309

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
KENTUCKY (continued)
$ 3,885,000 Louisville/Jefferson County Metro Government, Kentucky, Health
System Revenue Bonds, Norton Healthcare Inc, Series 2016A
5 .000% 10/01/30 $ 3,970,843
1,850,000 Louisville/Jefferson County Metro Government, Kentucky, Health
System Revenue Bonds, Norton Healthcare Inc, Series 2016A
5 .000 10/01/31 1,888,961
5,415,000 Louisville/Jefferson County Metro Government, Kentucky, Health
System Revenue Bonds, Norton Healthcare, Inc., Series 2020A -
BAM Insured
3 .000 10/01/43 4,590,038
TOTAL KENTUCKY 44,007,540
LOUISIANA - 1.4%
21,025,000 (a) Louisiana Public Facilities Authority, Dock and Wharf Revenue
Bonds, Impala Warehousing (US) LLC Project, Series 2013, (AMT)
6 .500 07/01/36 21,034,135
1,600,000 (a) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Lake Charles Charter Academy Foundation Project, Refunding
Series 2024A
5 .000 12/15/34 1,634,803
1,350,000 Louisiana Publics Facilities Authority, Louisiana, Revenue Bonds,
I-10 Calcasieu River Bridge Public-Private Partnership Project,
Senior Lien Series 2024, (AMT)
5 .500 09/01/54 1,428,180
7,985,000 Louisiana Publics Facilities Authority, Louisiana, Revenue Bonds,
I-10 Calcasieu River Bridge Public-Private Partnership Project,
Senior Lien Series 2024, (AMT)
5 .500 09/01/59 8,416,203
6,030,000 Louisiana Publics Facilities Authority, Louisiana, Revenue Bonds,
I-10 Calcasieu River Bridge Public-Private Partnership Project,
Senior Lien Series 2024, (AMT)
5 .750 09/01/64 6,511,949
7,010,000 Louisiana Publics Facilities Authority, Louisiana, Revenue Bonds,
I-10 Calcasieu River Bridge Public-Private Partnership Project,
Senior Lien Series 2024, (AMT)
5 .000 09/01/66 7,052,253
2,375,000 Louisiana Stadium and Exposition District, Revenue Bonds,
Senior Series 2023A
5 .000 07/01/41 2,564,307
2,000,000 Louisiana Stadium and Exposition District, Revenue Bonds,
Senior Series 2023A
5 .000 07/01/43 2,135,952
1,100,000 (a) Plaquemines Port, Louisiana, Harbor and Terminal District
Facilities Revenue Bonds NOLA Terminal LLC Project Dock and
Wharf Series 2024A
9 .000 12/01/44 1,106,276
500,000 (a) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics,
L.P. Project, Series 2010
6 .350 07/01/40 547,501
2,930,000 (a) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics,
L.P. Project, Series 2011, (Mandatory Put 6/01/25)
5 .850 08/01/41 2,950,742
1,650,000 Saint John the Baptist Parish, Louisiana, Revenue Bonds,
Marathon Oil Corporation Project, Refunding Series 2017A-3,
(Mandatory Put 7/01/26)
2 .200 06/01/37 1,613,802
TOTAL LOUISIANA 56,996,103
MAINE - 0.3%
725,000 (a) Maine Finance Authority, Solid Waste Disposal Revenue
Bonds, Casella Waste Systems, Inc. Project, Series 2024, (AMT),
(Mandatory Put 6/01/35)
4 .625 12/01/47 727,004
4,690,000 Maine Health and Higher Educational Facilities Authority
Revenue Bonds, Eastern Maine Medical Center Obligated Group
Issue, Series 2016A
5 .000 07/01/46 4,605,967
4,970,000 Maine Health and Higher Educational Facilities Authority,
Revenue Bonds, MaineHealth Issue, Series 2020A
4 .000 07/01/45 4,719,390
1,420,000 Maine State Housing Authority, Single Family Mortgage Purchase
Bonds, Social Series 2021C
2 .300 11/15/46 950,989
TOTAL MAINE 11,003,350
MARYLAND - 0.5%
10,000,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5 .000 09/01/39 9,968,126
665,000 (a) Frederick County, Maryland, Tax Increment and Special Tax
Limited Obligation Bonds, Jefferson Technology Park Project,
Refunding Series 2020B
4 .625 07/01/43 651,112
8,500,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, MedStar Health Issue, Series 2015
5 .000 08/15/42 8,508,017
TOTAL MARYLAND 19,127,255

Portfolio of Investments December 31, 2024
(continued)
All-American Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MASSACHUSETTS - 1.6%
$ 8,620,000 Massachusetts Bay Transportation Authority, Sales Tax Revenue
Bonds, Senior Lien Capital Appreciation Series 2016A
0 .000% 07/01/32 $ 6,592,290
3,613,640 (a),(b) Massachusetts Development Finance Agency, Health Care
Facility Revenue Bonds, Adventcare Project, Series 2007A
6 .750 10/15/37 36
1,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston Medical Center Issue, Green Bonds, Series 2015D
5 .000 07/01/44 983,386
1,200,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston Medical Center Issue, Series 2016E
5 .000 07/01/35 1,214,786
5,590,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston Medical Center Issue, Series 2016E
5 .000 07/01/37 5,650,486
5,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston Medical Center Issue, Series 2023G
5 .250 07/01/52 5,267,470
4,425,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston Medical Center, Green Series 2017F
4 .000 07/01/47 3,955,861
5,285,000 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2018J-2
5 .000 07/01/37 5,486,238
5,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2018J-2
5 .000 07/01/38 5,179,685
5,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2018J-2
5 .000 07/01/43 5,119,594
1,500,000 Massachusetts Development Finance Agency, Revenue Bonds,
Emmanuel College, Series 2016A
5 .000 10/01/43 1,497,495
4,785,000 Massachusetts Development Finance Agency, Revenue Bonds,
Wellforce Issue, Series 2019A
5 .000 07/01/39 4,817,642
6,180,000 Massachusetts Port Authority, Revenue Bonds, Series 2021E,
(AMT)
5 .000 07/01/46 6,388,044
13,320,000 Massachusetts Port Authority, Revenue Bonds, Series 2021E,
(AMT)
5 .000 07/01/51 13,701,059
TOTAL MASSACHUSETTS 65,854,072
MICHIGAN - 1.3%
4,035,000 Detroit Downtown Development Authority, Michigan, Tax
Increment Revenue Bonds, Catalyst Development Project,
Refunding Series 2024
5 .000 07/01/48 4,197,199
3,900,000 Gerald R. Ford International Airport Authority, Kent County,
Michigan, Revenue Bonds, Limited Tax General Obligation Series
2021, (AMT)
5 .000 01/01/46 4,075,766
3,250,000 Great Lakes Water Authority, Michigan, Sewer Disposal System
Revenue Bonds, Senior Lien Series 2023C
5 .250 07/01/53 3,509,977
3,105,000 Great Lakes Water Authority, Michigan, Water Supply Revenue
Bonds, Senior Lien Series 2023B
5 .250 07/01/48 3,391,995
5,250,000 Great Lakes Water Authority, Michigan, Water Supply Revenue
Bonds, Senior Lien Series 2023B
5 .250 07/01/53 5,678,147
1,115,000 (f) Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Social Series 2024A, (UB)
4 .100 12/01/39 1,098,626
2,725,000 (f) Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Social Series 2024A, (UB)
4 .500 12/01/44 2,713,107
1,250,000 Michigan Public Educational Facilities Authority, Limited
Obligation Revenue Bonds,  Chandler Park Academy Project,
Series 2008
6 .500 11/01/35 1,250,593
10,000,000 Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan
Program, Series 2023
5 .000 11/15/41 11,087,880
10,000,000 Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan
Program, Series 2023
5 .000 11/15/42 11,030,878
1,550,000 Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Series 2023B - AGM
Insured, (AMT)
5 .000 12/01/33 1,687,220
1,690,000 Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Series 2023B - AGM
Insured, (AMT)
5 .500 12/01/41 1,874,647
1,365,000 Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Series 2023B - AGM
Insured, (AMT)
5 .500 12/01/43 1,502,879
TOTAL MICHIGAN 53,098,914

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MINNESOTA - 1.2%
$ 310,000 Baytown Township, Minnesota Charter School Lease Revenue
Bonds, Saint Croix Preparatory Academy, Refunding Series
2016A
4 .000% 08/01/41 $ 278,241
150,000 City of Ham Lake, Minnesota, Charter School Lease Revenue
Bonds, DaVinci Academy Project,Series 2016A
5 .000 07/01/36 145,347
270,000 City of Ham Lake, Minnesota, Charter School Lease Revenue
Bonds, DaVinci Academy Project,Series 2016A
5 .000 07/01/47 241,180
2,805,000 (a) Dakota County Community Development Agency, Minnesota,
Senior Housing Revenue Bonds, Walker Highview Hills LLC
Project, Refunding Series 2016A
5 .000 08/01/46 2,750,448
3,295,000 Forest Lake, Minnesota Charter School Lease Revenue Bonds,
North Lakes Academy, Refunding Series 2021A
5 .000 07/01/41 3,080,534
11,160,000 Forest Lake, Minnesota Charter School Lease Revenue Bonds,
North Lakes Academy, Refunding Series 2021A
5 .000 07/01/56 9,716,012
11,605,000 Minnesota Agricultural and Economic Development Board,
Health Care Facilities Revenue Bonds, Essentia Health Obligated
Group, Series 2024A
5 .250 01/01/54 12,470,232
500,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Nova Classical Academy,
Series 2016A
4 .125 09/01/47 441,043
16,825,000 (a) Saint Paul Port Authority, Minnesota, Solid Waste Disposal
Revenue Bonds, Gerdau Saint Paul Steel Mill Project, Series 2012-
7, (AMT)
4 .500 10/01/37 16,222,318
2,500,000 (d) St. Paul Housing and Redevelopment Authority, Minnesota,
Hospital Revenue Bonds, HealthEast Inc., Series 2015A, (Pre-
refunded 11/15/25)
5 .000 11/15/27 2,538,691
235,000 (d) St. Paul Housing and Redevelopment Authority, Minnesota,
Hospital Revenue Bonds, HealthEast Inc., Series 2015A, (Pre-
refunded 11/15/25)
5 .000 11/15/44 238,637
TOTAL MINNESOTA 48,122,683
MISSISSIPPI - 0.3%
4,500,000 (f) Warren County, Mississippi, Certificates of Participation, Lease
Purchase Jail Project Series 2023, (UB)
6 .000 09/01/48 5,077,406
6,200,000 (f) Warren County, Mississippi, Certificates of Participation, Lease
Purchase Jail Project Series 2023, (UB)
6 .000 09/01/53 6,924,657
TOTAL MISSISSIPPI 12,002,063
MISSOURI - 2.1%
3,185,000 Bi-State Development Agency, Missouri, Bi-State MetroLink
District, St Clair County Metrolink Extension Project Bonds,
Refunding Series 2006 - AGM Insured
5 .250 07/01/27 3,353,890
5,000,000 Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport
Terminal Modernization Project, Series 2019A, (AMT)
5 .000 03/01/39 5,129,869
18,000,000 Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport
Terminal Modernization Project, Series 2019B, (AMT)
5 .000 03/01/46 18,303,930
1,650,000 (a) Kansas City Industrial Development Authority, Missouri,
Economic Activity Tax Revenue Bonds, Historic Northeast
Redevelopment Plan Series 2024A-1
5 .000 06/01/54 1,614,737
3,630,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2014F
4 .000 11/15/45 3,408,927
2,000,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Children's Mercy Hospital, Series 2016
4 .000 05/15/39 1,977,798
15,100,000 Missouri Joint Municipal Electric Utility Commission, Power
Project Revenue Bonds, Plum Point Project, Refunding Series
2015A
4 .000 01/01/35 15,108,042
2,500,000 Saint Louis Municipal Finance Corporation, Missouri, Leasehold
Revenue Bonds, Convention Center, Expansion & Improvement
Projects Series 2020 - AGM Insured
5 .000 10/01/40 2,633,268
8,025,000 Saint Louis Municipal Finance Corporation, Missouri, Leasehold
Revenue Bonds, Convention Center, Expansion & Improvement
Projects Series 2020 - AGM Insured
5 .000 10/01/45 8,282,161

Portfolio of Investments December 31, 2024
(continued)
All-American Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MISSOURI (continued)
$ 5,000,000 Saint Louis Municipal Finance Corporation, Missouri, Leasehold
Revenue Bonds, Convention Center, Series 2010A - AGC Insured
0 .000% 07/15/31 $ 3,873,801
7,000,000 Saint Louis Municipal Finance Corporation, Missouri, Leasehold
Revenue Bonds, Convention Center, Series 2010A - AGC Insured
0 .000 07/15/32 5,181,803
6,250,000 Saint Louis Municipal Finance Corporation, Missouri, Leasehold
Revenue Bonds, Convention Center, Series 2010A - AGC Insured
0 .000 07/15/33 4,409,457
7,000,000 Saint Louis Municipal Finance Corporation, Missouri, Leasehold
Revenue Bonds, Convention Center, Series 2010A - AGC Insured
0 .000 07/15/34 4,702,120
6,000,000 Saint Louis Municipal Finance Corporation, Missouri, Leasehold
Revenue Bonds, Convention Center, Series 2010A - AGC Insured
0 .000 07/15/35 3,830,528
2,000,000 Saint Louis Municipal Finance Corporation, Missouri, Leasehold
Revenue Bonds, Convention Center, Series 2010A - AGC Insured
0 .000 07/15/36 1,212,511
1,288,000 Saint Louis, Missouri, Tax Increment Financing Revenue Bonds,
Fashion Square Redevelopment Project, Series 2008A
6 .300 08/22/26 334,880
1,267,000 Saint Louis, Missouri, Tax Increment Financing Revenue Notes,
Marquette Building Redevelopment Project, Series 2008-A
6 .500 01/23/28 519,470
TOTAL MISSOURI 83,877,192
MONTANA - 0.2%
4,385,000 Forsyth, Rosebud County, Montana, Pollution Control Revenue
Refunding Bonds, Northwestern Corporation Colstrip Project,
Series 2023
3 .875 07/01/28 4,431,052
1,910,000 Montana Facility Finance Authority, Healthcare Facility Revenue
Bonds, Kalispell Regional Medical Center, Series 2018B
5 .000 07/01/43 1,926,037
TOTAL MONTANA 6,357,089
NEBRASKA - 0.8%
7,500,000 Central Plains Energy Project, Nebraska, Gas Project Revenue
Bonds, Project 5, Series 2022-1, (Mandatory Put 10/01/29)
5 .000 05/01/53 7,818,276
6,500,000 (f) Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Social Series 2024C, (UB)
4 .550 09/01/44 6,494,715
17,500,000 (f) Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Social Series 2024C, (UB)
4 .800 09/01/54 17,579,704
TOTAL NEBRASKA 31,892,695
NEVADA - 0.2%
1,150,000 Carson City, Nevada, Hospital Revenue Bonds, Carson Tahoe
Regional Healthcare Project, Series 2017A
5 .000 09/01/47 1,161,849
7,160,000 Clark County, Nevada, General Obligation Bonds, Stadium
Improvement, Limited Tax Additionally Secured by Pledged
Revenues, Series 2018A
5 .000 06/01/43 7,402,180
4,384,055 (a),(b) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
Holdings LLC, Green Series 2019, (AMT)
5 .750 02/15/38 17,975
TOTAL NEVADA 8,582,004
NEW HAMPSHIRE - 0.3%
12,000,000 (a) New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Covenant Health Group Series 2023
4 .000 07/01/37 10,919,393
TOTAL NEW HAMPSHIRE 10,919,393
NEW JERSEY - 1.4%
9,090,000 (d) New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2016AAA, (Pre-refunded 12/15/26)
5 .500 06/15/29 9,545,118
5,000,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2019LLL
5 .000 06/15/49 5,147,010
2,255,000 New Jersey Economic Development Authority, Special Facilities
Revenue Bonds, Continental Airlines Inc., Series 2000A & 2000B,
(AMT)
5 .625 11/15/30 2,261,201
1,000,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Higher Education Capital Improvement Fund Series 2023A
5 .000 09/01/37 1,099,251
1,825,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Higher Education Capital Improvement Fund Series 2023A
5 .000 09/01/39 1,989,110
2,000,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Higher Education Capital Improvement Fund Series 2023A
5 .000 09/01/41 2,161,299
1,200,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Higher Education Capital Improvement Fund Series 2023A
5 .000 09/01/42 1,292,397

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW JERSEY (continued)
$ 1,265,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Higher Education Capital Improvement Fund Series 2023A
5 .000% 09/01/43 $ 1,356,045
1,250,000 New Jersey Health Care Facilities Authority, Revenue Bonds,
Atlanticare Health System Obligated Group Issue, Series 2021 -
BAM Insured
3 .000 07/01/38 1,145,674
4,110,000 New Jersey Health Care Facilities Authority, Revenue Bonds,
Atlanticare Health System Obligated Group Issue, Series 2021 -
BAM Insured
3 .000 07/01/41 3,651,767
15,300,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2009A
0 .000 12/15/39 8,302,406
4,500,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2015AA
5 .250 06/15/41 4,518,203
5,500,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019BB
5 .000 06/15/44 5,663,476
4,000,000 (d) New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019BB, (Pre-refunded 12/15/28)
5 .000 06/15/50 4,315,209
3,175,000 New Jersey Turnpike Authority, Revenue Bonds, Series 2005A -
AGM Insured
5 .250 01/01/26 3,249,248
TOTAL NEW JERSEY 55,697,414
NEW MEXICO - 0.0%
990,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2021C
2 .350 07/01/51 635,433
TOTAL NEW MEXICO 635,433
NEW YORK - 15.9%
1,835,000 Babylon Local Development Corporation II, New York, Education
Revenue Bonds, The Academy Charter School Project, Series
2023A
6 .400 02/01/43 1,873,108
2,710,000 Buffalo and Erie County Industrial Land Development
Corporation, New York, Revenue Bonds, Catholic Health System,
Inc. Project, Series 2015
5 .250 07/01/35 2,661,998
250,000 Buffalo and Erie County Industrial Land Development
Corporation, New York, Revenue Bonds, Charter School for
Applied Technologies, Series 2017A
5 .000 06/01/35 255,181
1,790,000 (a) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020A-1
5 .250 06/01/40 1,752,899
4,800,000 (a) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020A-1
5 .500 06/01/55 4,434,573
1,300,000 (a) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020C-1
5 .000 06/01/40 1,239,459
3,035,000 (a) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020C-1
5 .000 06/01/55 2,594,069
8,145,000 Dormitory Authority of the State of New York, Revenue Bonds,
Icahn School of Medicine at Mount Sinai, Refunding Series
2015A
5 .000 07/01/40 8,144,366
100,000 (a) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series 2017
5 .000 12/01/34 97,858
300,000 (a) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series 2017
5 .000 12/01/36 289,721
1,520,000 Dormitory Authority of the State of New York, Revenue Bonds,
White Plains Hospital, Series 2024
5 .250 10/01/49 1,606,161
5,000,000 Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose, Series 2018A
5 .000 03/15/40 5,232,431
7,395,000 Dormitory Authority of the State of New York, State Sales Tax
Revenue Bonds, Series 2017A Group C
5 .000 03/15/41 7,601,164
23,820,000 (f) Dormitory Authority of the State of New York, State Sales Tax
Revenue Bonds, Series 2024A, (UB)
5 .000 03/15/55 25,518,223
7,885,000 Dutchess County Local Development Corporation, New York,
Revenue Bonds, Health Quest Systems, Inc. Project, Series 2016B
4 .000 07/01/41 7,404,475
405,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School Project,
Refunding Series 2020B
4 .760 02/01/27 401,120

Portfolio of Investments December 31, 2024
(continued)
All-American Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 1,255,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School Project,
Refunding Series 2020B
5 .570% 02/01/41 $ 1,205,236
1,365,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School Project,
Series 2017A
6 .240 02/01/47 1,366,488
1,000,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School Project,
Series 2020A
5 .530 02/01/40 963,335
455,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School Project,
Series 2021A
4 .050 02/01/31 428,457
885,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School Project,
Series 2021A
4 .450 02/01/41 739,863
1,560,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School Project,
Series 2021A
4 .600 02/01/51 1,212,563
6,500,000 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2016B
5 .000 09/01/41 6,619,640
5,000,000 Metropolitan Transportation Authority, New York, Dedicated Tax
Fund Bonds, Climate Bond Certified, Green Series 2016B-1
5 .000 11/15/36 5,131,538
10,000,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Climate Bond Certified Series 2020C-1
4 .750 11/15/45 10,216,028
11,000,000 (f) Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Climate Bond Certified Series 2020C-1,
(UB)
5 .250 11/15/55 11,479,018
7,040,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Refunding Series 2024B
4 .000 11/15/43 6,801,157
2,550,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Refunding Series 2024B
4 .000 11/15/44 2,449,748
2,000,000 New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Development
Series 2024A-1
4 .550 11/01/44 2,025,958
2,350,000 (f) New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Development
Series 2024A-1, (UB)
4 .750 11/01/54 2,363,092
3,040,000 (f) New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Development
Series 2024B-1-A, (UB)
4 .650 11/01/49 3,063,835
1,585,000 (f) New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Development
Series 2024B-1-A, (UB)
4 .750 11/01/54 1,593,830
750,000 (a) New York City Housing Development Corporation, New York,
Multi-Family Mortgage Revenue Bonds, 8 Spruce Street, Class F
Series 2024
5 .250 12/15/31 766,847
655,000 New York City Housing Development Corporation, New York,
Multi-Family Mortgage Revenue Bonds, 8 Spruce Street, Taxable
Class E Series 2024
4 .375 12/15/31 663,253
3,000,000 (b) New York City Industrial Development Agency, New York, Civic
Facility Revenue Bonds, Bronx Parking Development Company,
LLC Project, Series 2007
2 .300 10/01/37 1,920,000
1,000,000 (b) New York City Industrial Development Agency, New York, Civic
Facility Revenue Bonds, Bronx Parking Development Company,
LLC Project, Series 2007
2 .350 10/01/46 640,000
20,000,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2024 Series CC-1
5 .250 06/15/54 21,834,192
10,085,000 New York City Transitional Finance Authority, New York, Building
Aid Revenue Bonds, Fiscal 2019 Subseries S-1
5 .000 07/15/43 10,471,755
6,110,000 New York City Transitional Finance Authority, New York, Building
Aid Revenue Bonds, Fiscal Series 2015S-2
5 .000 07/15/40 6,148,296
15,685,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2018 Series A-3
5 .000 08/01/41 16,163,124

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 2,950,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2023F-1
5 .250% 02/01/40 $ 3,298,332
4,435,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025D
5 .000 05/01/49 4,776,072
5,000,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025D
5 .000 05/01/50 5,377,242
7,540,000 New York City, New York, General Obligation Bonds, Fiscal 2021
Series C
5 .000 08/01/43 7,978,002
6,700,000 New York City, New York, General Obligation Bonds, Fiscal 2022
Series D-1
5 .250 05/01/42 7,338,754
1,455,000 New York City, New York, General Obligation Bonds, Fiscal 2024
Series A
5 .000 08/01/41 1,590,877
2,570,000 New York City, New York, General Obligation Bonds, Fiscal 2024
Series A
5 .000 08/01/42 2,801,873
1,250,000 New York City, New York, General Obligation Bonds, Fiscal 2024
Series A
5 .000 08/01/43 1,355,755
9,895,000 New York City, New York, General Obligation Bonds, Fiscal 2024
Series A
5 .000 08/01/44 10,685,077
3,650,000 New York City, New York, General Obligation Bonds, Fiscal 2024
Series A
5 .000 08/01/45 3,928,105
7,925,000 New York City, New York, General Obligation Bonds, Fiscal 2024
Series D
5 .250 04/01/54 8,600,242
4,590,000 (f) New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Social Series 258, (UB)
4 .450 10/01/44 4,555,272
5,505,000 (f) New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Social Series 258, (UB)
4 .600 10/01/49 5,538,799
4,700,000 (f) New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Social Series 258, (UB)
4 .650 10/01/54 4,631,139
1,000,000 New York State Power Authority, Green Transmission Project
Revenue Bonds, Green Series 2023A - AGM Insured
5 .250 11/15/40 1,157,044
1,000,000 New York State Power Authority, Green Transmission Project
Revenue Bonds, Green Series 2023A - AGM Insured
5 .250 11/15/41 1,150,401
500,000 New York State Power Authority, Green Transmission Project
Revenue Bonds, Green Series 2023A - AGM Insured
5 .250 11/15/42 572,267
16,000,000 New York State Thruway Authority, State Personal Income Tax
Revenue Bonds, Bidding Group 1 Series 2022A
5 .000 03/15/41 17,422,018
5,615,000 New York State Thruway Authority, State Personal Income Tax
Revenue Bonds, Bidding Group 1 Series 2022A
5 .000 03/15/42 6,090,923
10,450,000 New York State Urban Development Corporation, State Sales Tax
Revenue Bonds, Empire Bidding Group 4 Series 2023A
5 .000 03/15/42 11,428,297
9,570,000 New York State Urban Development Corporation, State Sales Tax
Revenue Bonds, Empire Bidding Group 4 Series 2023A
5 .000 03/15/44 10,401,598
1,375,000 New York Transportation Development Corporation, New York,
Facility Revenue Bonds, Thruway Service Areas Project, Series
2021, (AMT)
4 .000 10/31/41 1,256,586
8,120,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A - AGM Insured, (AMT)
4 .000 07/01/36 7,926,999
25,925,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5 .000 07/01/41 25,925,588
3,210,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5 .000 07/01/46 3,209,900
8,045,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5 .250 01/01/50 8,044,865
2,870,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Series 2020, (AMT)
5 .250 08/01/31 2,988,110
9,275,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Series 2020, (AMT)
5 .375 08/01/36 9,712,424

Portfolio of Investments December 31, 2024
(continued)
All-American Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 9,765,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport New Terminal 1 Project, Green Series 2024, (AMT)
5 .250% 06/30/49 $ 10,142,091
11,690,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport New Terminal 1 Project, Green Series 2024, (AMT)
5 .500 06/30/54 12,270,978
2,000,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, New Terminal 1 John F Kennedy
International Airport Project, Green Series 2023, (AMT)
5 .500 06/30/38 2,160,488
780,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, New Terminal 1 John F Kennedy
International Airport Project, Green Series 2023 - AGM Insured,
(AMT)
5 .500 06/30/42 840,346
16,725,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, New Terminal 1 John F Kennedy
International Airport Project, Green Series 2023 - AGM Insured,
(AMT)
5 .000 06/30/49 17,235,567
3,220,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, New Terminal 1 John F Kennedy
International Airport Project, Green Series 2023, (AMT)
6 .000 06/30/54 3,446,158
8,115,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, New Terminal 1 John F Kennedy
International Airport Project, Green Series 2023 - AGM Insured,
(AMT)
5 .125 06/30/60 8,337,538
12,640,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, New Terminal 1 John F Kennedy
International Airport Project, Green Series 2023, (AMT)
5 .375 06/30/60 13,019,246
1,100,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2020C
4 .000 12/01/41 1,060,801
10,000,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2018, (AMT)
5 .000 01/01/32 10,264,323
14,690,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2020, (AMT)
5 .000 10/01/35 15,243,149
4,000,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2020, (AMT)
5 .000 10/01/40 4,092,274
6,200,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2023, (AMT)
6 .000 04/01/35 6,908,018
10,965,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2023, (AMT)
5 .625 04/01/40 11,654,007
1,750,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Forty Second Series 2023, (AMT)
5 .000 12/01/36 1,890,566
2,000,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Forty Second Series 2023, (AMT)
5 .000 12/01/38 2,143,710
6,505,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Forty Second Series 2023, (AMT)
5 .000 12/01/40 6,953,226
5,000,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Forty Second Series 2023, (AMT)
5 .000 12/01/43 5,274,440
1,355,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Forty-Fourth Series 2024
5 .000 07/15/45 1,483,558
2,000,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Forty-Fourth Series 2024
5 .000 07/15/46 2,180,654
5,215,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Forty-Fourth Series 2024
5 .000 07/15/49 5,632,107
35,960,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Forty-Fourth Series 2024
5 .000 07/15/54 38,636,150
1,820,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Thirty-Eighth Series 2023, (AMT)
5 .000 07/15/36 1,963,388

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 1,625,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Thirty-Eighth Series 2023, (AMT)
5 .000% 07/15/40 $ 1,733,025
2,335,000 Triborough Bridge and Tunnel Authority, New York, General
Revenue Bonds, MTA Bridges & Tunnels, Series 2023B-1
5 .000 11/15/44 2,528,498
7,500,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, MTA Bridges and Tunnels, Refunding Senior
Lien Green Climate Bond Certified Series 2023C
5 .000 11/15/37 8,474,174
2,140,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, MTA Bridges and Tunnels, Refunding Senior
Lien Green Climate Bond Certified Series 2023C
5 .250 11/15/39 2,437,291
7,340,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, MTA Bridges and Tunnels, Refunding Senior
Lien Green Climate Bond Certified Series 2023C
5 .250 11/15/40 8,299,855
10,000,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, MTA Bridges and Tunnels, Refunding Senior
Lien Green Climate Bond Certified Series 2023C
5 .000 11/15/41 10,992,056
6,465,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, MTA Bridges and Tunnels, Refunding Senior
Lien Green Climate Bond Certified Series 2023C
5 .250 11/15/42 7,216,717
2,050,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, MTA Bridges and Tunnels, Refunding Senior
Lien Green Climate Bond Certified Series 2023C
5 .000 11/15/43 2,229,932
18,530,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, MTA Bridges and Tunnels, Senior Lien Green
Climate Bond Certified Series 2024B-2
5 .250 05/15/54 20,231,612
13,050,000 Triborough Bridge and Tunnel Authority, New York, Sales Tax
Revenue Bonds, MTA Bridges & Tunnels, TBTA Capital Lockbox-
City Sales Tax, Series 2024A-1
5 .000 05/15/54 13,964,753
5,000,000 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006 5 .000 06/01/45 4,603,296
3,865,000 Utility Debt Securitization Authority, New York, Restructuring
Bonds, Series 2023TE-1
5 .000 12/15/40 4,391,388
2,885,000 Utility Debt Securitization Authority, New York, Restructuring
Bonds, Series 2023TE-1
5 .000 12/15/41 3,258,344
1,760,000 Westchester County Local Development Corporation, New York,
Revenue Bonds, Westchester Medical Center Obligated Group
Project, Series 2023
6 .250 11/01/52 1,969,224
TOTAL NEW YORK 642,279,568
NORTH CAROLINA - 0.0%
1,000,000 North Carolina Medical Care Commission, Retirement Facilities
First Mortgage Revenue Bonds, The Forest at Duke, Inc., Series
2021
4 .000 09/01/46 868,556
TOTAL NORTH CAROLINA 868,556
NORTH DAKOTA - 0.4%
10,770,000 (f) North Dakota Housing Finance Agency, Home Mortgage Finance
Program Bonds, Social Series 2024A, (UB)
4 .550 07/01/44 10,777,790
4,000,000 North Dakota Housing Finance Agency, Home Mortgage
Program Revenue Bonds, Social Series 2024D
4 .500 07/01/44 3,971,324
TOTAL NORTH DAKOTA 14,749,114
OHIO - 1.0%
5,195,000 Allen County, Ohio, Hospital Facilities Revenue Bonds, Bon
Secours Mercy Health, Inc., Series 2020A
4 .000 12/01/40 5,018,853
15,000,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Capital Appreciation Series 2020B-3 Class 2
0 .000 06/01/57 1,357,753
1,860,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020B-2 Class 2
5 .000 06/01/55 1,650,848
3,770,000 Butler County, Ohio,  Hospital Facilities Revenue Bonds, UC
Health, Series 2016
5 .000 11/15/45 3,714,932
1,850,000 Montgomery County, Ohio, Health Care Facilities Revenue
Bonds, Solvita Project Refunding and Improvement Series 2024
5 .250 09/01/54 1,938,261
5,000,000 (a) Ohio Air Quality Development Authority, Ohio, Exempt Facilities
Revenue Bonds, AMG Vanadium Project, Series 2019, (AMT)
5 .000 07/01/49 4,665,764

Portfolio of Investments December 31, 2024
(continued)
All-American Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OHIO (continued)
$ 6,205,000 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Generation Corporation Project,
Refunding Series 2009D, (Mandatory Put 9/15/21)
3 .375% 08/01/29 $ 6,052,344
995,000 (f) Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Social Series
2024A, (UB)
4 .350 09/01/44 993,845
2,075,000 (f) Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Social Series
2024A, (UB)
4 .650 09/01/54 2,045,643
3,750,000 Ohio State, Private Activity Bonds, Portsmouth Gateway Group,
LLC - Borrower, Portsmouth Bypass Project, Series 2015 - AGM
Insured, (AMT)
5 .000 12/31/39 3,765,279
8,585,000 Ohio Water Development Authority, Pollution Control Revenue
Refunding Bonds, FirstEnergy Nuclear Generating Corporation
Project, Series 2009A
4 .750 06/01/33 8,970,957
TOTAL OHIO 40,174,479
OKLAHOMA - 0.6%
1,470,000 Oklahoma City Airport Trust, Oklahoma, Revenue Bonds, Junior
Lien Thirty-Third Series 2018, (AMT)
5 .000 07/01/47 1,486,246
8,550,000 Oklahoma County, Oklahoma, Finance Authority, Educational
Facilities Lease Revenue Bonds, Choctaw-Nicoma Park Public
Schools Project, Series 2023
5 .000 09/01/41 9,197,291
14,195,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5 .500 08/15/52 14,442,491
TOTAL OKLAHOMA 25,126,028
OREGON - 0.2%
2,910,000 Astoria Hospital Facilities Authority, Oregon, Hospital Revenue
Bonds, Columbia Memorial Hospital Project, Series 2024
5 .250 08/01/54 3,059,770
175,000 Oregon Housing and Community Services Department,
Multifamily Housing Revenue Bonds, Refunding Series 2010A,
(AMT)
5 .150 07/01/42 177,420
4,100,000 (a) Port of Morrow, Morrow County Oregon, Full Faith and Credit
Obligations, Series 2024A
5 .150 10/01/26 4,047,444
TOTAL OREGON 7,284,634
PENNSYLVANIA - 4.7%
315,000 Allegheny Country Industrial Development Authority,
Pennsylvania, Environmental Improvement Revenue Bonds,
United States Steel Corporation Project, Series 2012, (AMT)
5 .750 08/01/42 315,258
1,000,000 Allegheny County Airport Authority, Pennsylvania, Airport
Revenue Bonds, Pittsburgh International Airport, Series 2023A -
AGM Insured, (AMT)
5 .250 01/01/36 1,097,712
1,000,000 Allegheny County Airport Authority, Pennsylvania, Airport
Revenue Bonds, Pittsburgh International Airport, Series 2023A -
AGM Insured, (AMT)
5 .250 01/01/37 1,094,364
1,000,000 Allegheny County Airport Authority, Pennsylvania, Airport
Revenue Bonds, Pittsburgh International Airport, Series 2023A -
AGM Insured, (AMT)
5 .250 01/01/38 1,090,138
1,250,000 Allegheny County Airport Authority, Pennsylvania, Airport
Revenue Bonds, Pittsburgh International Airport, Series 2023A -
AGM Insured, (AMT)
5 .250 01/01/40 1,348,052
2,000,000 Allegheny County Airport Authority, Pennsylvania, Airport
Revenue Bonds, Pittsburgh International Airport, Series 2023A -
AGM Insured, (AMT)
5 .500 01/01/41 2,199,526
2,155,000 Allegheny County Hospital Development Authority, Pennsylvania,
Revenue Bonds, University of Pittsburgh Medical Center, Series
2019A
4 .000 07/15/37 2,146,647
10,665,000 Beaver County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Bonds, FirstEnergy Generation Project,
Refunding Series 2006A, (Mandatory Put 7/01/33)
4 .750 01/01/35 11,084,786
8,775,000 Bucks County Industrial Development Authority, Pennsylvania,
Hospital Revenue Bonds, Saint Luke's University Health Network
Project, Series 2021 - AGM Insured
3 .000 08/15/53 6,718,034

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 4,860,000 Central Bradford Progress Authority, Pennsylvania, Revenue
Bonds, Guthrie Health, Series 2021B - BAM Insured
3 .000% 12/01/44 $ 4,095,265
6,300,000 Central Bradford Progress Authority, Pennsylvania, Revenue
Bonds, Guthrie Health, Series 2021B - BAM Insured
4 .000 12/01/51 6,100,061
770,000 Cumberland County Municipal Authority, Pennsylvania, Revenue
Bonds, Diakon Lutheran Social Ministries Project, Series 2015
5 .000 01/01/38 770,206
9,000,000 Geisinger Authority, Montour County, Pennsylvania, Health
System Revenue Bonds, Geisinger Health System, Series
2017A-2
5 .000 02/15/39 9,178,595
1,200,000 Lancaster Municipal Authority, Pennsylvania, Healthcare Facilities
Revenue Bonds, Garden Spot Village Project Series 2024A
5 .000 05/01/44 1,247,088
4,000,000 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University,
Series 2018A
4 .000 09/01/36 3,960,039
5,445,000 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University,
Series 2018A
5 .000 09/01/43 5,561,716
2,000,000 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University,
Series 2019
4 .000 09/01/37 1,972,618
8,750,000 Northampton County General Purpose Authority, Pennsylvania,
Hospital Revenue Bonds, Saint Luke's University Health Network
Project, Series 2016A
4 .000 08/15/34 8,703,684
2,410,000 (a),(b),(c) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills
LLC Project, Series 2020A-1
10 .000 12/01/40 241
2,410,000 (a),(b),(c) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills
LLC Project, Series 2020A-2, (AMT)
10 .000 12/01/40 241
1,650,000 Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, National Gypsum Company,
Refunding Series 2014, (AMT)
5 .500 11/01/44 1,653,518
1,000,000 Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, PPL Energy Supply, LLC
Project, Refunding Series 2009C, (Mandatory Put 6/01/27)
5 .250 12/01/37 1,011,614
5,000,000 Pennsylvania Economic Development Financing Authority,
Pennsylvania, Private Activity Revenue Bonds, The PennDOT
Major Bridges Package One Project, Series 2022, (AMT)
5 .500 06/30/40 5,391,866
3,750,000 Pennsylvania Economic Development Financing Authority,
Private Activity Revenue Bonds, Pennsylvania Rapid Bridge
Replacement Project, Series 2015, (AMT)
5 .000 12/31/38 3,785,650
4,000,000 Pennsylvania Economic Development Financing Authority,
Revenue Bonds, University of Pittsburgh Medical Center, Series
2017A
4 .000 11/15/42 3,795,178
3,865,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, LaSalle University, Series 2012
5 .000 05/01/37 3,224,654
7,130,000 (f) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2023-143A, (UB)
5 .450 04/01/51 7,355,034
6,780,000 (f) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2024-144A, (UB)
4 .450 10/01/44 6,728,702
2,730,000 (f) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2024-144A, (UB)
4 .600 10/01/49 2,729,195
1,310,000 (f) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2024-144A, (UB)
4 .650 10/01/51 1,306,273
4,545,000 (f) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2024-145A, (UB)
4 .750 10/01/49 4,574,456
4,545,000 (f) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2024-145A, (UB)
4 .800 10/01/51 4,519,271
7,405,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2015A-1
5 .000 12/01/45 7,426,373
140,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2022B
5 .250 12/01/41 155,650
1,490,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2022B
5 .250 12/01/42 1,649,959

Portfolio of Investments December 31, 2024
(continued)
All-American Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 15,000,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2009C - AGM Insured
6 .250% 06/01/33 $ 15,609,657
25,430,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2017B-1
5 .000 06/01/42 26,118,372
1,500,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2021A
3 .000 12/01/42 1,273,086
2,500,000 Philadelphia Authority for Industrial Development, Pennsylvania,
City Service  Agreement Revenue Bonds, Series 2018
5 .000 05/01/36 2,603,548
2,250,000 Philadelphia Authority for Industrial Development, Pennsylvania,
City Service  Agreement Revenue Bonds, Series 2018
5 .000 05/01/37 2,339,570
1,000,000 Philadelphia Authority for Industrial Development, Pennsylvania,
Revenue Bonds, La Salle University, Series 2017
4 .000 05/01/42 685,923
2,230,000 (a) Philadelphia Authority for Industrial Development, Pennsylvania,
Revenue Bonds, Mariana Bracetti Academy Project, Series 2020A
5 .375 06/15/50 2,104,651
2,000,000 Philadelphia Hospitals and Higher Education Facilities Authority,
Pennsylvania, Hospital Revenue Bonds, Temple University Health
System Obligated Group, Series of 2017
5 .000 07/01/29 2,044,896
7,450,000 Philadelphia Hospitals and Higher Education Facilities Authority,
Pennsylvania, Hospital Revenue Bonds, Temple University Health
System Obligated Group, Series of 2017
5 .000 07/01/30 7,606,009
1,000,000 Philadelphia Hospitals and Higher Education Facilities Authority,
Pennsylvania, Hospital Revenue Bonds, Temple University Health
System Obligated Group, Series of 2017
5 .000 07/01/31 1,019,218
3,315,000 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding
Series 2017B, (AMT)
5 .000 07/01/33 3,384,625
2,595,000 The Hospitals and Higher Education Facilities Authority of
Philadelphia, Pennsylvania, Hospital Revenue Bonds Temple
University Health System Obligated Group Series of 2017
5 .000 07/01/33 2,636,567
TOTAL PENNSYLVANIA 191,417,786
PUERTO RICO - 1.9%
2,000,000 (a) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B
4 .000 07/01/42 1,890,421
7,164,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
4 .550 07/01/40 7,168,493
118,500,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0 .000 07/01/51 27,822,994
15,339,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
5 .000 07/01/58 15,311,287
1,000,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured Cofina Project Series 2019A-2A
4 .550 07/01/40 1,000,627
4,000,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .784 07/01/58 3,936,193
14,500,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/37 13,999,260
5,000,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/41 4,733,734
TOTAL PUERTO RICO 75,863,009
SOUTH CAROLINA - 0.3%
1,485,000 South Carolina Jobs-Economic Development Authority, Health
Care Facilities Revenue Bonds, Novant Health Group, Series
2024A
5 .500 11/01/48 1,641,632
1,660,000 South Carolina Jobs-Economic Development Authority, Health
Care Facilities Revenue Bonds, Novant Health Group, Series
2024A
5 .500 11/01/49 1,831,341
3,650,000 South Carolina Jobs-Economic Development Authority, Health
Care Facilities Revenue Bonds, Novant Health Group, Series
2024A
5 .500 11/01/50 4,021,603
1,400,000 South Carolina Jobs-Economic Development Authority, Health
Care Facilities Revenue Bonds, Novant Health Group, Series
2024A
5 .500 11/01/54 1,534,550

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOUTH CAROLINA (continued)
$ 2,500,000 South Carolina Jobs-Economic Development Authority,
Hospital Revenue Bonds, McLeod Health Projects, Refunding &
Improvement Series 2018
5 .000% 11/01/43 $ 2,559,766
TOTAL SOUTH CAROLINA 11,588,892
SOUTH DAKOTA - 0.0%
910,000 South Dakota Health and Educational Facilities Authority,
Revenue Bonds, Sanford Health, Series 2015
5 .000 11/01/45 916,128
TOTAL SOUTH DAKOTA 916,128
TENNESSEE - 2.4%
2,500,000 Bristol Industrial Development Board, Tennessee, Tax Increment
Revenue Bonds, Pinnacle Project, Series 2016
5 .625 06/01/35 2,301,562
4,000,000 Chattanooga Health, Educational and Housing Facility Board,
Tennessee, Health System Revenue Bonds, Erlanger Health
Series 2024
5 .250 12/01/49 4,270,233
510,000 DeKalb Utility District, DeKalb County, Tennessee, Waterworks
Revenue Bonds, Refunding Series 2017
3 .500 04/01/42 440,305
4,200,000 Greeneville Health and Educational Facilities Board, Tennessee,
Hospital Revenue Bonds, Ballad Health, Series 2018A
5 .000 07/01/36 4,351,944
4,815,000 Hendersonville Industrial Development Board, Tennessee,
Multifamily Housing Revenue Bonds, Hickory Pointe Poject,
Series 2010
4 .875 12/01/25 4,879,780
145,000 (d) Jackson, Tennessee, Hospital Revenue Bonds, Jackson-Madison
County General Hospital Project, Series 2018A, (Pre-refunded
10/01/28)
5 .000 04/01/41 155,076
2,740,000 Jackson, Tennessee, Hospital Revenue Bonds, Jackson-Madison
County General Hospital Project, Series 2018A
5 .000 04/01/41 2,807,709
1,035,000 (d) Johnson City Health and Educational Facilities Board, Tennessee,
Hospital Revenue Refunding and Improvement Bonds, Johnson
City Medical Center, Series 1998C - NPFG Insured, (ETM)
5 .125 07/01/25 1,044,496
9,570,000 (d) Johnson City Health and Educational Facilities Board, Tennessee,
Hospital Revenue Refunding and Improvement Bonds, Johnson
City Medical Center, Series 1998C - NPFG Insured, (ETM)
5 .250 07/01/28 9,860,744
2,000,000 Knox County Health, Educational and Housing Facilities Board,
Tennessee, Revenue Bonds, University Health System, Inc., Series
2017
4 .000 04/01/36 1,841,089
310,000 Knox County Health, Educational and Housing Facilities Board,
Tennessee, Revenue Bonds, University Health System, Inc., Series
2017
5 .000 04/01/36 312,517
2,955,000 Knox County Health, Educational and Housing Facility Board,
Tennessee, Hospital Revenue Bonds, Covenant Health,
Refunding Series 2016A
5 .000 01/01/36 3,010,586
5,000,000 Knox County Health, Educational and Housing Facility Board,
Tennessee, Hospital Revenue Bonds, Covenant Health,
Refunding Series 2016A
5 .000 01/01/42 5,076,009
130,000 (b) Memphis/Shelby County Economic Development Growth
Engine Industrial Development Board, Tennessee, Tax Increment
Revenue Bonds, Graceland Project, Senior Series 2017A
4 .750 07/01/27 116,651
2,930,000 Metropolitan Government of Nashville and Davidson County
Sports Authority, Tennessee, Revenue Bonds, Stadium Project,
Subordinate Senior Series 2023A - AGM Insured
5 .000 07/01/38 3,245,033
2,500,000 Metropolitan Government of Nashville and Davidson County
Sports Authority, Tennessee, Revenue Bonds, Stadium Project,
Subordinate Senior Series 2023A - AGM Insured
5 .000 07/01/39 2,752,762
275,000 Metropolitan Government of Nashville and Davidson County
Sports Authority, Tennessee, Revenue Bonds, Stadium Project,
Subordinate Senior Series 2023A - AGM Insured
5 .000 07/01/40 300,605
2,990,000 Metropolitan Government of Nashville and Davidson County
Sports Authority, Tennessee, Revenue Bonds, Stadium Project,
Subordinate Senior Series 2023A - AGM Insured
5 .000 07/01/41 3,242,670
4,000,000 Metropolitan Government of Nashville and Davidson County
Sports Authority, Tennessee, Revenue Bonds, Stadium Project,
Subordinate Senior Series 2023A - AGM Insured
5 .000 07/01/42 4,318,705

Portfolio of Investments December 31, 2024
(continued)
All-American Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TENNESSEE (continued)
$ 1,320,000 Metropolitan Government of Nashville-Davidson County Health
and Educational Facilities Board, Tennessee, Revenue Bonds,
Belmont University, Series 2023
5 .000% 05/01/42 $ 1,413,733
2,000,000 Metropolitan Government of Nashville-Davidson County Health
and Educational Facilities Board, Tennessee, Revenue Bonds,
Belmont University, Series 2023
5 .000 05/01/43 2,133,926
515,000 (a) Metropolitan Government of Nashville-Davidson County Health
and Educational Facilities Board, Tennessee, Revenue Bonds,
Rocketship Education Project, Series 2017E
5 .375 06/01/52 502,355
3,965,000 Metropolitan Government of Nashville-Davidson County Health
and Educational Facilities Board, Tennessee, Revenue Bonds,
Vanderbilt University Medical Center, Series 2016A
5 .000 07/01/40 4,019,743
385,000 Metropolitan Government of Nashville-Davidson County Health
and Educational Facilities Board, Tennessee, Revenue Bonds,
Vanderbilt University Medical Center, Series 2017A
5 .000 07/01/48 389,908
10,805,000 Metropolitan Government of Nashville-Davidson County Health
and Educational Facilities Board, Tennessee, Revenue Bonds,
Vanderbilt University, Series 2023A
5 .000 07/01/28 11,429,494
11,625,000 Metropolitan Government of Nashville-Davidson County Health
and Educational Facilities Board, Tennessee, Revenue Bonds,
Vanderbilt University, Series 2023A
5 .000 07/01/33 12,918,417
490,000 Metropolitan Nashville Airport Authority, Tennessee, Special
Facility Revenue Bonds, Aero Nashville LLC Project, Refunding
Series 2010
5 .200 07/01/26 490,838
460,000 (a) Nashville Metropolitan Development and Housing Agency,
Tennessee, Tax increment Bonds, Fifth & Broadway Development
Project, Series 2018
4 .500 06/01/28 463,512
570,000 (a) Nashville Metropolitan Development and Housing Agency,
Tennessee, Tax increment Bonds, Fifth & Broadway Development
Project, Series 2018
5 .125 06/01/36 578,540
2,100,000 The Tennessee Energy Acquisition Corporation, Gas Revenue
Bonds, Series 2006B
5 .625 09/01/26 2,159,602
5,090,000 The Tennessee Energy Acquisition Corporation, Gas Revenue
Bonds, Series 2006C
5 .000 02/01/27 5,154,213
500,000 West Knox Utility District of Knox County, Tennessee, Water and
Sewer Revenue Bonds, Refunding & Improvement Series 2016
5 .000 06/01/41 500,192
TOTAL TENNESSEE 96,482,949
TEXAS - 6.0%
25,000,000 Cedar Hill Independent School District, Dallas County, Texas,
General Obligation Bonds, Series 2024
4 .000 02/15/50 23,874,525
3,600,000 Central Texas Regional Mobility Authority, Revenue Bonds,
Senior Lien Series 2020E
5 .000 01/01/45 3,727,916
8,275,000 Chambers County Justice Center Public Facilities Corporation,
Texas, Lease Revenue Bonds, Series 2024
5 .500 06/01/49 8,846,884
10,275,000 Chambers County Justice Center Public Facilities Corporation,
Texas, Lease Revenue Bonds, Series 2024
5 .500 06/01/55 10,920,233
5,500,000 Clifton Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Uplift Education Charter School, Series 2014A
4 .250 12/01/34 5,456,053
9,700,000 Clifton Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Uplift Education Charter School, Series 2015A
5 .000 12/01/50 9,656,586
300,000 (a) Clifton Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Valor Education Foundation, Series 2024A
5 .750 06/15/44 298,600
230,000 Dallas Fort Worth International Airport, Texas, Joint Revenue
Bonds Refunding Series 2023C, (AMT)
5 .000 11/01/27 238,815
2,645,000 Dallas, Texas, General Obligation Bonds, Refunding and
Improvement Series 2023A
5 .000 02/15/42 2,859,538
2,970,000 Elgin, Bastrop and Travis Counties, Texas, Certificates of
Participation, Combination Tax Tax Increment Reinvestment Zone
1, Subordinate Lien Series 2021A - BAM Insured
4 .000 07/15/40 2,906,305
2,000,000 Fort Bend County Industrial Development Corporation, Texas,
Revenue Bonds, NRG Energy Inc. Project, Series 2012B
4 .750 11/01/42 1,999,996
795,000 Galveston, Texas, Wharves and Terminal First Lien Revenue
Bonds, Series 2023, (AMT)
5 .250 08/01/33 853,878

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 1,185,000 Galveston, Texas, Wharves and Terminal First Lien Revenue
Bonds, Series 2023, (AMT)
5 .000% 08/01/35 $ 1,237,186
1,000,000 Galveston, Texas, Wharves and Terminal First Lien Revenue
Bonds, Series 2023, (AMT)
5 .250 08/01/37 1,063,445
795,000 Galveston, Texas, Wharves and Terminal First Lien Revenue
Bonds, Series 2023, (AMT)
5 .250 08/01/38 844,109
10,000,000 Greater Texas Cultural Educational Facilities Finance Corporation,
Texas, Revenue Bonds, Biomedical Research Institute Series
2024A
5 .250 06/01/54 10,351,628
8,585,000 Harris County Cultural Education Facilities Finance Corporation,
Texas, Revenue Refunding Bonds, Young Men's Christian
Association of the Greater Houston Area, Series 2013A
5 .000 06/01/33 8,428,697
4,750,000 Harris County Industrial Development Corporation, Texas,
Revenue Bonds, Energy Transfer LP Project, Marine Terminal
Refunding Series 2023, (Mandatory Put 6/01/33)
4 .050 11/01/50 4,765,933
12,820,000 Harris County, Texas, Toll Road Revenue Bonds, Refunding First
Lien Series 2024A
5 .250 08/15/49 14,020,597
12,615,000 Harris County, Texas, Toll Road Revenue Bonds, Refunding First
Lien Series 2024A
5 .250 08/15/54 13,704,557
2,500,000 Houston, Texas, Airport System Revenue Bonds, Refunding
Subordinate Lien Series 2023A - AGM Insured, (AMT)
5 .250 07/01/39 2,717,554
2,255,000 Houston, Texas, Airport System Special Facilities Revenue Bonds,
United Airlines, Inc. Terminal Improvements Project, Series
2024B, (AMT)
5 .500 07/15/36 2,392,325
1,340,000 Houston, Texas, Airport System Special Facilities Revenue Bonds,
United Airlines, Inc. Terminal Improvements Project, Series
2024B, (AMT)
5 .500 07/15/37 1,419,489
1,150,000 Houston, Texas, Airport System Special Facilities Revenue Bonds,
United Airlines, Inc. Terminal Improvements Project, Series
2024B, (AMT)
5 .500 07/15/38 1,216,408
1,220,000 Houston, Texas, Airport System Special Facilities Revenue Bonds,
United Airlines, Inc. Terminal Improvements Project, Series
2024B, (AMT)
5 .500 07/15/39 1,288,533
2,560,000 Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Facilities Department,
Refunding Series 2014
5 .000 09/01/32 2,562,608
335,000 Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Facilities Department,
Refunding Series 2014
5 .000 09/01/34 335,303
1,360,000 Kerrville Health Facilities Development Corporation, Texas,
Revenue Bonds, Sid Peterson Memorial Hospital Project, Series
2015
5 .000 08/15/30 1,367,501
1,280,000 Kerrville Health Facilities Development Corporation, Texas,
Revenue Bonds, Sid Peterson Memorial Hospital Project, Series
2015
5 .000 08/15/35 1,284,068
10,000,000 (f) Lamar Consolidated Independent School District, Fort Bend
County, Texas, General Obligation Bonds, Schoolhouse Series
2023, (UB)
4 .250 02/15/53 10,022,980
3,300,000 Love Field Airport Modernization Corporation, Texas, Special
Facilities Revenue Bonds, Southwest Airlines Company - Love
Field Modernization Program Project, Series 2012, (AMT)
5 .000 11/01/28 3,300,698
665,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Legacy at Willow Bend
Project, Series 2016
5 .000 11/01/46 547,446
805,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Legacy at Willow Bend
Project, Series 2016
5 .000 11/01/51 644,804
570,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Legacy Midtown Park
Project, Series 2018A
5 .500 07/01/54 422,082
760,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Wesleyan Homes, Inc.
Project, Series 2014
5 .500 01/01/43 730,636

Portfolio of Investments December 31, 2024
(continued)
All-American Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 9,680,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Westminster Project,
Series 2016
4 .000% 11/01/36 $ 9,698,223
6,625,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing
Foundation - College Station I LLC - Texas A&M University Project,
Series 2014A - AGM Insured
4 .100 04/01/34 6,310,565
10,000,000 (b) New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, NCCD - College Station
Properties LLC - Texas A&M University Project,  Series 2015A
5 .000 07/01/47 10,000,000
10,880,000 (d) North Texas Tollway Authority, Special Projects System Revenue
Bonds, Convertible Capital Appreciation Series 2011C, (Pre-
refunded 9/01/31)
6 .750 09/01/45 13,153,825
1,000,000 (a) Port Beaumont Navigation District, Jefferson County, Texas, Dock
and Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy
Project, Series 2024A, (AMT)
5 .125 01/01/44 1,018,397
555,000 (a) Princeton, Texas, Special Assessment Revenue Bonds, Winchester
Crossing Public Improvement District 3 Project, Series 2024
5 .125 09/01/44 551,104
655,000 Reagan Hospital District of Reagan County, Texas, Limited Tax
Revenue Bonds, Series 2014A
5 .000 02/01/29 651,894
1,805,000 Reagan Hospital District of Reagan County, Texas, Limited Tax
Revenue Bonds, Series 2014A
5 .000 02/01/34 1,767,809
385,000 Reagan Hospital District of Reagan County, Texas, Limited Tax
Revenue Bonds, Series 2014A
5 .125 02/01/39 375,363
645,000 SA Energy Acquisition Public Facilities Corporation, Texas, Gas
Supply Revenue Bonds, Series 2007
5 .500 08/01/27 667,394
3,000,000 Tarrant County Cultural Education Facilities Finance Corporation,
Texas, Revenue Bonds, Texas Health Resources System, Series
2016A
5 .000 02/15/41 3,041,391
1,750,000 Texas Private Activity Bond Surface Transpiration Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Refunding Series 2023, (AMT)
5 .375 06/30/37 1,879,529
1,360,000 Texas Private Activity Bond Surface Transpiration Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Refunding Series 2023, (AMT)
5 .375 06/30/39 1,452,850
1,000,000 Texas Private Activity Bond Surface Transpiration Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Refunding Series 2023, (AMT)
5 .500 06/30/40 1,071,016
580,000 Texas Private Activity Bond Surface Transpiration Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Refunding Series 2023, (AMT)
5 .500 06/30/43 617,975
5,000,000 Texas Private Activity Bond Surface Transporation Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Segments 3C Project, Series 2019, (AMT)
5 .000 06/30/58 5,072,619
1,680,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635
Managed Lanes Project, Refunding  Series 2020A
4 .000 12/31/37 1,647,331
1,750,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635
Managed Lanes Project, Refunding  Series 2020A
4 .000 06/30/38 1,712,293
1,300,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635
Managed Lanes Project, Refunding  Series 2020A
4 .000 06/30/39 1,265,050
1,500,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635
Managed Lanes Project, Refunding  Series 2020A
4 .000 12/31/39 1,458,671
3,690,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635
Managed Lanes Project, Refunding  Series 2020A
4 .000 06/30/40 3,573,809
5,000,000 Waco, Texas, Certificates of Obligation, Combination Tax &
Revenue Series 2024A
5 .000 02/01/49 5,348,540
12,370,000 Waco, Texas, Certificates of Obligation, Combination Tax &
Revenue Series 2024A
5 .250 02/01/54 13,408,657
TOTAL TEXAS 242,052,221

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTAH - 1.2%
$ 740,000 (a) Black Desert Public Infrastructure District, Washington County,
Utah, Special Assessment Bonds, Black Desert Assessment Area
1, Series 2024
5 .625% 12/01/53 $ 748,992
500,000 (a) MIDA Mountain Village Public Infrastructure District, Utah,
Subordinate Tax Allocation Revenue Bonds, Series 2024-1
5 .125 06/15/54 483,246
1,000,000 (a) MIDA Mountain Village Public Infrastructure District, Utah,
Subordinate Tax Allocation Revenue Bonds, Series 2024-2
5 .500 06/15/39 1,014,959
3,500,000 Military Installation Development Authority, Utah, Tax Allocation
Revenue Bonds Series 2021A-2
4 .000 06/01/41 3,095,072
2,600,000 (a) Red Bridge Public Infrastructure District 1, Utah, Limited Tax
General Obligation Bonds, Series 2021A
4 .375 02/01/51 1,938,378
19,115,000 Salt Lake City, Utah, Airport Revenue Bonds, International Airport
Series 2017A, (AMT)
5 .000 07/01/42 19,365,552
13,165,000 Salt Lake City, Utah, Airport Revenue Bonds, International Airport
Series 2018A, (AMT)
5 .000 07/01/37 13,514,433
1,700,000 Salt Lake City, Utah, Airport Revenue Bonds, International Airport
Series 2023A, (AMT)
5 .250 07/01/41 1,829,178
1,750,000 (f) Utah Housing Corporation, Single Family Mortgage Bonds,
Series 2024C, (UB)
4 .450 01/01/44 1,733,199
3,470,000 (f) Utah Housing Corporation, Single Family Mortgage Bonds,
Series 2024C, (UB)
4 .650 01/01/49 3,483,001
660,000 (f) Utah Housing Corporation, Single Family Mortgage Bonds,
Series 2024C, (UB)
4 .700 01/01/54 658,839
TOTAL UTAH 47,864,849
VIRGIN ISLANDS - 0.0%
1,100,000 (a) Virgin Islands Public Finance Authority, Revenue Bonds,
Frenchman's Reef Hotel Development Hotel Occupancy Series
2024A
6 .000 04/01/53 1,153,798
TOTAL VIRGIN ISLANDS 1,153,798
VIRGINIA - 1.7%
6,000,000 Roanoke Economic Development Authority, Virginia, Hospital
Revenue Bonds, Carilion Clinic Obligated Group, Series 2020D,
(Mandatory Put 7/01/30)
5 .000 07/01/53 6,453,827
4,010,000 Tobacco Settlement Financing Corporation of Virginia, Tobacco
Settlement Asset Backed Bonds, Series 2007B1
5 .000 06/01/47 3,940,266
5,000,000 Virginia College Building Authority, Educational Facilities
Revenue Bonds, 21st Century College & Equipment Programs,
Series 2022A
5 .000 02/01/40 5,448,183
10,000,000 (f) Virginia Housing Development Authority, Rental Housing Bonds,
Series 2024A, (UB)
4 .450 09/01/44 9,966,901
4,325,000 (f) Virginia Housing Development Authority, Rental Housing Bonds,
Series 2024A, (UB)
4 .600 09/01/49 4,353,153
8,500,000 (f) Virginia Housing Development Authority, Rental Housing Bonds,
Series 2024A, (UB)
4 .650 09/01/54 8,516,198
2,070,000 Virginia Port Authority, Commonwealth Port Fund Revenue
Bonds, Series 2023A
5 .000 07/01/42 2,264,734
2,000,000 (a) Virginia Small Business Finance Authority, Educational Facilities
Revenue Bonds, Provident Resource Group - Rixey Student
Housing Project, Series 2019A
5 .500 07/01/49 1,721,631
2,180,000 Virginia Small Business Financing Authority, Private Activity
Revenue Bonds, Transform 66 P3 Project, Senior Lien Series
2017, (AMT)
5 .000 12/31/47 2,194,709
13,250,000 Virginia Small Business Financing Authority, Private Activity
Revenue Bonds, Transform 66 P3 Project, Senior Lien Series
2017, (AMT)
5 .000 12/31/52 13,299,213
4,060,000 Virginia Small Business Financing Authority, Revenue Bonds,
National Senior Campuses Inc Obligated Group, Series 2020A
4 .000 01/01/40 3,891,650
5,695,000 Virginia Small Business Financing Authority, Revenue Bonds,
National Senior Campuses Inc Obligated Group, Series 2020A
4 .000 01/01/45 5,269,474
TOTAL VIRGINIA 67,319,939

Portfolio of Investments December 31, 2024
(continued)
All-American Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WASHINGTON - 2.5%
$ 5,500,000 King County Public Hospital District 4, Washington, General
Obligation Bonds, Snoqualmie Valley Hospital, Refunding
Limited Tax Series 2015A
5 .000% 12/01/38 $ 5,498,718
35,000 Ocean Shores, Washington, Local Improvement District 2007-01
Bonds, 2011
7 .250 02/01/31 35,104
4,735,000 Port of Seattle, Washington, General Obligation Bonds, Limited
Tax Series, Refunding  2024A, (AMT)
5 .000 06/01/43 5,033,237
4,795,000 Port of Seattle, Washington, General Obligation Bonds, Limited
Tax Series, Refunding  2024A, (AMT)
5 .000 06/01/44 5,080,674
5,510,000 Port of Seattle, Washington, General Obligation Bonds, Limited
Tax Series, Refunding  2024A, (AMT)
5 .000 06/01/45 5,821,460
3,320,000 Port of Seattle, Washington, General Obligation Bonds, Limited
Tax Series, Refunding  2024A, (AMT)
5 .000 06/01/46 3,498,595
5,590,000 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien
Series 2017C, (AMT)
5 .000 05/01/30 5,746,473
10,000,000 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien
Series 2019, (AMT)
5 .000 04/01/37 10,322,677
6,995,000 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien
Series 2019, (AMT)
5 .000 04/01/38 7,205,135
4,000,000 Skagit County Public Hospital District 1, Washington, Revenue
Bonds, Skagit Valley Hospital, Refunding & Improvement Series
2016
5 .000 12/01/32 4,041,499
1,120,000 Skagit County Public Hospital District 1, Washington, Revenue
Bonds, Skagit Valley Hospital, Refunding & Improvement Series
2016
5 .000 12/01/37 1,126,018
3,630,000 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019A-1
4 .000 08/01/44 3,392,392
2,960,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Health & Services, Series 2014D
5 .000 10/01/41 2,965,870
3,090,000 Washington Health Care Facilities Authority, Revenue Bonds,
Virginia Mason Medical Center, Series 2017
5 .000 08/15/33 3,165,757
3,470,000 Washington Health Care Facilities Authority, Revenue Bonds,
Virginia Mason Medical Center, Series 2017
5 .000 08/15/34 3,548,262
2,695,000 Washington Health Care Facilities Authority, Revenue Bonds,
Virginia Mason Medical Center, Series 2017
5 .000 08/15/35 2,749,870
1,155,000 (a) Washington State Housing Finance Commission, Nonprofit
Refunding Revenue Bonds, Wesley Homes at Lea Hill Project,
Series 2016
5 .000 07/01/41 1,019,624
2,000,000 (a) Washington State Housing Finance Commission, Nonprofit
Refunding Revenue Bonds, Wesley Homes at Lea Hill Project,
Series 2016
5 .000 07/01/46 1,702,335
3,805,000 (a) Washington State Housing Finance Commission, Nonprofit
Refunding Revenue Bonds, Wesley Homes at Lea Hill Project,
Series 2016
5 .000 07/01/51 3,142,006
2,240,000 Washington State Housing Finance Commission, Revenue Bonds,
Riverview Retirement Community, Refunding Series 2012
5 .000 01/01/48 2,092,065
14,074,589 Washington State Housing Finance Commission, Social
Municipal Certificates Multifamily Revenue Bonds, Series 2023-1
Class A
3 .375 04/20/37 12,581,465
4,540,000 Washington State, General Obligation Bonds, Various Purpose
Series 2022A
5 .000 08/01/44 4,860,378
6,635,000 Washington State, General Obligation Bonds, Various Purpose
Series 2023A
5 .000 08/01/43 7,186,292
TOTAL WASHINGTON 101,815,906
WEST VIRGINIA - 0.2%
1,500,000 West Virginia Hospital Finance Authority, Hospital Revenue
Bonds, Charleston Area Medical Center, Refunding &
Improvement Series 2019A
5 .000 09/01/31 1,564,645
1,800,000 West Virginia Hospital Finance Authority, Revenue Bonds, West
Virginia University Health System, Improvement Series 2023A
5 .000 06/01/38 1,957,395
1,000,000 West Virginia Hospital Finance Authority, Revenue Bonds, West
Virginia University Health System, Improvement Series 2023A
5 .000 06/01/39 1,082,044

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WEST VIRGINIA (continued)
$ 1,715,000 West Virginia Hospital Finance Authority, Revenue Bonds, West
Virginia University Health System, Improvement Series 2023A
5 .000% 06/01/41 $ 1,838,406
TOTAL WEST VIRGINIA 6,442,490
WISCONSIN - 3.6%
1,250,000 (a) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Cornerstone Charter Academy, North Carolina, Series
2016A
5 .000 02/01/36 1,258,778
815,000 (a) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Eno River Academy Project, Series 2020A
5 .000 06/15/40 817,678
200,000 (a) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Founders Academy of Las Vegas, Series 2020A
5 .000 07/01/55 174,164
2,150,000 (a) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, North Carolina Charter Educational Foundation Project,
Series 2016A
5 .000 06/15/46 1,726,690
1,100,000 Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, North East Carolina Preparatory School Project,
Refunding Series 2024A
5 .250 06/15/54 1,114,777
10,952 (a),(b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/47 306
9,573 (a),(b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/48 253
9,420 (a),(b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/49 234
9,114 (a),(b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/50 209
8,961 (a),(b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/51 194
11,641 (a),(b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/52 234
11,488 (a),(b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/53 219
11,105 (a),(b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/54 199
10,876 (a),(b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/55 184
10,646 (a),(b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/56 171
579,414 (a),(b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
5 .500 07/01/56 435,075
11,795 (a),(b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/57 178
11,488 (a),(b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/58 164
11,182 (a),(b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/59 151
10,952 (a),(b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/60 139

Portfolio of Investments December 31, 2024
(continued)
All-American Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 10,799 (a),(b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000% 01/01/61 $ 129
10,493 (a),(b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/62 118
10,263 (a),(b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/63 110
10,033 (a),(b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/64 102
9,880 (a),(b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/65 94
10,646 (a),(b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/66 94
128,214 (a),(b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/67 1,025
26,928 (a),(b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/46 815
26,549 (a),(b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/47 743
26,359 (a),(b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/48 696
26,169 (a),(b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/49 649
25,790 (a),(b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/50 593
28,255 (a),(b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/51 613
727,382 (a),(b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
3 .750 07/01/51 511,385
28,066 (a),(b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/52 566
27,687 (a),(b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/53 527
27,497 (a),(b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/54 492
27,118 (a),(b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/55 458
26,738 (a),(b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/56 429
26,549 (a),(b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/57 400
26,169 (a),(b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/58 373

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 25,980 (a),(b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000% 01/01/59 $ 351
25,790 (a),(b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/60 327
25,411 (a),(b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/61 303
25,221 (a),(b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/62 284
24,842 (a),(b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/63 265
24,652 (a),(b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/64 251
24,463 (a),(b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/65 233
24,083 (a),(b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/66 213
313,660 (a),(b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/67 2,508
2,000,000 (a) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Bonnie Cone Classical Academy, Series 2024
5 .625 06/15/54 1,984,386
5,730,000 (a) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Bonnie Cone Classical Academy, Series 2024
5 .625 06/15/59 5,640,087
1,650,000 (a) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Carolina International School, Series 2013A
7 .000 08/01/43 1,651,383
700,000 (a) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Pinecrest Academy of Nevada, Sloan Canyon Campus
Project, Refunding Series 2024A
4 .250 07/15/44 656,772
2,000,000 Public Finance Authority of Wisconsin, Educational Facility
Revenue Bonds, Cornerstone Charter Academy Series 2024
5 .000 02/01/64 2,006,875
3,845,000 Public Finance Authority of Wisconsin, Exempt Facilities Revenue
Bonds, National Gypsum Company Project, Refunding Series
2016, (AMT)
4 .000 08/01/35 3,706,427
14,000,000 (a) Public Finance Authority of Wisconsin, Limited Obligation PILOT
Revenue Bonds, American Dream @ Meadowlands Project, Series
2017
6 .750 12/01/42 14,257,061
5,000,000 Public Finance Authority of Wisconsin, Pollution Control Revenue
Bonds, Duke Energy Progress Project, Refunding Series 2022B,
(Mandatory Put 10/01/30)
4 .000 10/01/46 5,019,740
2,735,000 (a),(b) Public Finance Authority of Wisconsin, Revenue Bonds, Alabama
Gulf Coast Zoo, Series 2018A
6 .500 09/01/48 1,641,000
2,750,000 Public Finance Authority of Wisconsin, Revenue Bonds, Sky
Harbour LLC Obligated Group Aviation Facilities Project, Series
2021, (AMT)
4 .250 07/01/54 2,317,608
1,360,000 (a) Public Finance Authority of Wisconsin, Senior Revenue Bonds,
Maryland Proton Treatment Center, Series 2018A-1
6 .250 01/01/38 612,000
4,065,000 (a) Public Finance Authority of Wisconsin, Senior Revenue Bonds,
Maryland Proton Treatment Center, Series 2018A-1
6 .375 01/01/48 1,829,250
1,000,000 Public Finance Authority of Wisconsin, Senior Revenue Bonds,
Maryland Proton Treatment Center, Series 2018B-2
0 .000 01/01/49 450,000
4,300,000 Public Finance Authority of Wisconsin, Solid Waste Disposal
Revenue Bonds, Waste Management Inc., Refunding Series
2016A-2
2 .875 05/01/27 4,193,232
10,050,000 (a) Public Finance Authority, Wisconsin, Educational Revenue Bonds,
Lake Norman Charter School, Series 2018A
5 .000 06/15/38 10,117,025

Portfolio of Investments December 31, 2024
(continued)
All-American Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 3,360,000 (a) Public Finance Authority, Wisconsin, Educational Revenue Bonds,
Lake Norman Charter School, Series 2018A
5 .000% 06/15/48 $ 3,364,302
2,900,000 Public Finance Authority, Wisconsin, Educational Revenue Bonds,
Lake Norman Charter School, Series 2024A
5 .000 06/15/64 2,914,861
7,000,000 Public Finance Authority, Wisconsin, Exempt Facilities Revenue
Bonds, Celanese Project, Refunding Series 2016C
4 .300 11/01/30 7,002,332
3,525,000 (a) Public Finance Authority, Wisconsin, Tax Increment Revenue
Senior Bonds, World Center Project Series 2024A
5 .000 06/01/41 3,593,336
1,465,000 (a) Public Finance Authority, Wisconsin, Tax Increment Revenue
Subordinate Bonds, World Center Project Series 2024B
8 .000 06/15/42 1,473,516
6,495,000 (d) Wisconsin Center District, Dedicated Tax Revenue Bonds,
Supported by State Moral Obligation Junior Series 2020D, (Pre-
refunded 12/15/30)
0 .000 12/15/60 1,604,996
27,005,000 Wisconsin Center District, Dedicated Tax Revenue Bonds,
Supported by State Moral Obligation Junior Series 2020D - AGM
Insured
0 .000 12/15/60 4,702,715
18,000,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Mercy Alliance, Inc., Series 2012
5 .000 06/01/32 18,036,812
7,500,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Children's Hospital of Wisconsin, Inc., Series
2017
4 .000 08/15/42 7,277,453
650,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Dickson Hollow Phase 2 Project, Series 2024
5 .450 10/01/39 663,742
1,880,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Dickson Hollow Project. Series 2014
5 .250 10/01/39 1,879,949
1,000,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Dickson Hollow Project. Series 2014
5 .375 10/01/44 990,907
3,500,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Dickson Hollow Project. Series 2014
5 .500 10/01/49 3,443,893
6,000,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Froedtert Health, Inc. Obligated Group, Series
2017A
4 .000 04/01/39 5,777,038
5,000,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Marshfield Clinic, Series 2016A
5 .000 02/15/46 4,949,136
2,980,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Rogers Memorial Hospital, Inc., Series 2014A
5 .000 07/01/34 2,954,720
2,100,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Rogers Memorial Hospital, Inc., Series 2014A
4 .350 07/01/36 2,034,618
5,000,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Woodland Hills Senior Housing Project, Series
2014
5 .000 12/01/34 4,900,332
4,435,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Woodland Hills Senior Housing Project, Series
2014
5 .000 12/01/44 3,965,991
4,225,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Woodland Hills Senior Housing Project, Series
2014
5 .250 12/01/49 3,817,726
TOTAL WISCONSIN 147,486,364
TOTAL MUNICIPAL BONDS
(Cost $4,112,551,049) 4,165,605,827

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
32 VARIABLE RATE SENIOR LOAN INTERESTS - 0 .0% 32
CAPITAL GOODS - 0.0%
$ 321,690 (b),(c) KDC Agribusiness Fairless Hills LLC 12 .000% 09/17/25 $ 32
TOTAL CAPITAL GOODS 32
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(Cost $321,690) 32
TOTAL LONG-TERM INVESTMENTS
(Cost $4,116,960,778) 4,169,800,050
BORROWINGS - (0.9)% (g) (35,000,000)
FLOATING RATE OBLIGATIONS - (4.8)% (194,040,000)
OTHER ASSETS & LIABILITIES, NET -  2.7% 108,441,553
NET ASSETS - 100% $ 4,049,201,603
AMT Alternative Minimum Tax
ETM Escrowed to maturity
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse Trust unless otherwise noted.
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $412,853,634 or 9.9% of Total Investments.
(b) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(c) For fair value measurement disclosure purposes, investment classified as Level 3.
(d) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(e) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding.
The rate shown is the coupon as of the end of the reporting period.
(f) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives and/or inverse floating rate transactions.
(g) Borrowings as a percentage of Total Investments is 0.8%.
All-American
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Mortgage-Backed Securities $ – $ 4,194,191 $ – $ 4,194,191
Municipal Bonds – 4,165,573,838 31,989 4,165,605,827
Variable Rate Senior Loan Interests – – 32 32
Total $ – $ 4,169,768,029 $ 32,021 $ 4,169,800,050

Portfolio of Investments December 31, 2024
Intermediate Duration Municipal Bond
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 96.7%
1,128,848 CORPORATE BONDS - 0 .0% 1,128,848
HEALTH CARE EQUIPMENT & SERVICES - 0.0%
$ 1,128,848 (a) Jackson Hospital, Inc. and Jackson Hospital Financing, LLC 0 .000% 12/16/25 $ 1,128,848
TOTAL HEALTH CARE EQUIPMENT & SERVICES 1,128,848
TOTAL CORPORATE BONDS
(Cost $1,100,179) 1,128,848
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE-BACKED SECURITIES - 0.5% –
3,497,623 (b) Federal Home Loan Mortgage Corporation, Multifamily Variable
Rate Certificates Guaranteed Structured Pass Through Class A
Series 2024ML-023, 2024 ML23
4 .563 04/25/42 3,488,286
13,111,230 Federal Home Loan Mortgage Corporation, Notes, 2023
23-ML15
4 .140 01/25/40 12,590,963
4,644,820 Federal Home Loan Mortgage Corporation, Notes, 2022 M068 3 .150 10/15/36 3,987,924
4,678,965 Freddie Mac Multi-Family ML Certificates, Series ML 08, Series
2021, 2021 21-ML08
1 .877 07/25/37 3,648,197
7,945,245 Freddie Mac Multi-Family ML Certificates, Series ML 10, Series
2021, 2021 ML10
2 .032 01/25/38 6,099,452
4,732,371 Freddie Mac Multi-Family ML Certificates, Series ML 22 Class
A-US, Series 2024, 2024 24-ML22
4 .545 10/25/40 4,706,441
2,952,344 National Finance Authority, New Hampshire, Municipal
Certificates Social Series 2023-2 Class A
3 .875 01/20/38 2,796,127
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $42,122,123) 37,317,390
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
7357821712 MUNICIPAL BONDS - 96 .2% 7357821712
ALABAMA - 2.5%
1,920,000 Alabama Housing Finance Authority, Collateralized Single Family
Mortgage Revenue Bonds, Series 2024B
4 .250 10/01/39 1,917,402
3,970,000 Alabama Housing Finance Authority, Collateralized Single Family
Mortgage Revenue Bonds, Series 2024B
4 .550 10/01/44 3,952,920
1,390,000 Alabama Housing Finance Authority, Collateralized Single Family
Mortgage Revenue Bonds, Series 2024C
4 .450 10/01/44 1,376,241
4,230,000 Alabama Housing Finance Authority, Collateralized Single Family
Mortgage Revenue Bonds, Series 2024D
4 .300 10/01/44 4,089,779
7,630,000 Alabama State Port Authority, Docks Facilities Revenue Bonds,
Refunding Series 2017A - AGM Insured, (AMT)
5 .000 10/01/31 7,800,244
5,080,000 Birmingham-Jefferson Civic Center Authority, Alabama, Special
Tax Bonds, Series 2018A
4 .000 07/01/37 5,032,499
2,880,000 Birmingham-Jefferson Civic Center Authority, Alabama, Special
Tax Bonds, Series 2018B
5 .000 07/01/37 2,975,371
3,630,000 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue
Bonds, Project 4 Series 2019A-1, (Mandatory Put 12/01/25)
4 .000 12/01/49 3,634,310
6,815,000 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue
Bonds, Project 8 Series 2022A, (Mandatory Put 12/01/29)
4 .000 12/01/52 6,753,090
3,000,000 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue
Bonds, Series 2022F, (Mandatory Put 12/01/28)
5 .500 11/01/53 3,154,674
12,605,000 Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Prepay BP PLC, Series 2024D, (Mandatory Put 11/01/34)
5 .000 03/01/55 13,387,503
4,000,000 Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2023C, (Mandatory Put 6/01/32)
5 .500 10/01/54 4,334,723
2,225,000 Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2024C, (Mandatory Put 7/01/31)
5 .000 05/01/55 2,351,047
8,285,000 Black Belt Energy Gas District, Alabama, Gas Supply Revenue
Bonds, Series 2022 Sub D-1, (Mandatory Put 6/01/27)
4 .000 07/01/52 8,332,941
5,000,000 Black Belt Energy Gas District, Alabama, Gas Supply Revenue
Bonds, Series 2023 Sub B-2, (Mandatory Put 12/01/30)
5 .250 12/01/53 5,354,296

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ALABAMA (continued)
$ 1,045,000 Chatom Industrial Development Board, Alabama, Gulf
Opportunity Zone Revenue Bonds, PowerSouth Energy
Cooperative, Refunding Series 2020 - AGM Insured
5 .000% 08/01/26 $ 1,069,510
1,000,000 Chatom Industrial Development Board, Alabama, Gulf
Opportunity Zone Revenue Bonds, PowerSouth Energy
Cooperative, Refunding Series 2020 - AGM Insured
5 .000 08/01/28 1,052,789
1,000,000 Chatom Industrial Development Board, Alabama, Gulf
Opportunity Zone Revenue Bonds, PowerSouth Energy
Cooperative, Refunding Series 2020 - AGM Insured
5 .000 08/01/30 1,075,420
5,515,000 Lower Alabama Gas District, Alabama, Goldman Sachs Gas
Project 2 Revenue Bonds, Series 2020A, (Mandatory Put
12/01/25)
4 .000 12/01/50 5,523,154
2,540,000 Mobile County Industrial Development Authority, Alabama, Solid
Waste Disposal Revenue Bonds, AM/NS Calvert LLC Project,
Series 2024B, (AMT)
4 .750 12/01/54 2,460,845
7,420,000 Mobile Industrial Development Board, Alabama, Pollution
Control Revenue Refunding Bonds, Alabama Power Company
Barry Plan, Series 2007A, (Mandatory Put 6/26/25)
1 .000 06/01/34 7,318,966
245,000 Mobile Spring Hill College Educational Building Authority,
Alabama, Revenue Bonds, Spring Hill College Project, Series
2015
5 .000 04/15/27 227,773
2,235,000 (c) Montgomery Medical Clinic Board, Alabama, Health Care Facility
Revenue Bonds, Jackson Hospital & Clinic, Series 2015
5 .000 03/01/25 1,519,800
1,725,000 (c) Montgomery Medical Clinic Board, Alabama, Health Care Facility
Revenue Bonds, Jackson Hospital & Clinic, Series 2015
5 .000 03/01/26 1,173,000
2,025,000 Selma Industrial Development Board, Alabama, Gulf Opportunity
Zone Revenue Bonds, International Paper Company Project,
Refunding Series 2019A, (Mandatory Put 10/01/31)
3 .450 11/01/33 1,999,699
8,285,000 Selma Industrial Development Board, Alabama, Gulf Opportunity
Zone Revenue Bonds, International Paper Company Project,
Refunding Series 2020A, (Mandatory Put 6/16/25)
1 .375 05/01/34 8,182,479
12,000,000 Southeast Alabama Gas Supply District, Alabama, Gas Supply
Revenue Bonds, Project 1, Refunding Series 2024A, (Mandatory
Put 4/01/32)
5 .000 08/01/54 12,714,976
10,000,000 Southeast Energy Authority, Alabama, A Cooperative District
Energy Supply Revenue Bonds Series 2024A
5 .000 11/01/35 10,374,346
10,000,000 Southeast Energy Authority, Alabama, Commodity Supply
Revenue Bonds, Project 2, Series 2021B-1, (Mandatory Put
12/01/31)
4 .000 12/01/51 9,953,445
1,820,000 Southeast Energy Authority, Alabama, Commodity Supply
Revenue Bonds, Project 3, Fixed Rate Series 2022A-1, (Mandatory
Put 12/01/29)
5 .500 01/01/53 1,939,369
15,000,000 Southeast Energy Authority, Alabama, Commodity Supply
Revenue Bonds, Project 4, Series 2022B-1, (Mandatory Put
8/01/28)
5 .000 05/01/53 15,498,144
15,395,000 Southeast Energy Authority, Alabama, Revenue Bonds
Cooperative District Energy Supply Series 2024C, (Mandatory
Put 11/01/32)
5 .000 11/01/55 16,376,576
220,000 The Improvement District of the City of Mobile - McGowin Park
Project, Alabama, Sales Tax Revenue Bonds, Series 2016A
5 .000 08/01/25 219,762
4,250,000 (b) Tuscaloosa County Industrial Development Authority, Alabama,
Gulf Opportunity Zone Bonds, Hunt Refining Project, Refunding
Series 2019A
5 .250 05/01/44 4,303,804
10,000,000 West Jefferson, Alabama, Industrial Development Board Pollution
Control Revenue Bonds, Alabama Power Company, Refunding
Series 1998, (Mandatory Put 1/21/09)
3 .650 06/01/28 10,007,055
TOTAL ALABAMA 187,437,952
ALASKA - 0.2%
5,000,000 Alaska Housing Finance Corporation, Collateralized Mortgage
Bonds, Veterans Mortgage Program, 2024 First Series
4 .000 12/01/41 4,810,176
4,000,000 Alaska Housing Finance Corporation, General Obligation Bonds,
State Capital Project II, Series 2024A
5 .000 12/01/39 4,351,692
1,900,000 Alaska Housing Finance Corporation, Mortgage Revenue Bonds,
General Series 2022A-II
2 .350 12/01/39 1,464,038

Portfolio of Investments December 31, 2024
(continued)
Intermediate Duration Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ALASKA (continued)
$ 1,575,000 Northern Tobacco Securitization Corporation, Alaska, Tobacco
Settlement Asset-Backed Bonds, Senior Series 2021A Class 1
5 .000% 06/01/28 $ 1,646,223
TOTAL ALASKA 12,272,129
ARIZONA - 1.3%
1,015,000 Arizona Board of Regents, Univeristy of Arizona, SPEED
Revenue Bonds, Stimulus Plan for Economic and Educational
Development, Series 2020C. Forward Delivery
5 .000 08/01/26 1,046,395
3,000,000 Arizona Industrial Development Authority, Single Family
Mortgage Revenue Bonds, Series 2024A
4 .500 04/01/44 2,978,480
5,705,000 (d) Arizona State, Certificates of Participation, Refunding Series
2019A, (ETM)
5 .000 10/01/26 5,915,562
16,915,000 (d) Arizona State, Certificates of Participation, Refunding Series
2019A, (ETM)
5 .000 10/01/27 17,898,925
2,330,000 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series
2007, (AMT), (Mandatory Put 6/15/28)
4 .100 12/01/37 2,328,346
2,010,000 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series
2019, (AMT), (Mandatory Put 6/01/29)
4 .000 06/01/49 2,015,401
22,840,000 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series
2022-2, (AMT), (Mandatory Put 9/01/27)
5 .000 09/01/52 23,296,103
775,000 Glendale Industrial Development Authority, Arizona, Revenue
Bonds, Midwestern University, Refunding Series 2020
4 .000 05/15/26 783,466
1,275,000 Glendale Union High School District 205, Maricopa County,
Arizona, General Obligation Bonds, School Improvement, Project
2024, Series 2024A
5 .000 07/01/42 1,389,741
1,875,000 Maricopa County and Phoenix City Industrial Development
Authority, Arizona, Single Family Mortgage Revenue Bonds,
Series 2024C
4 .625 09/01/44 1,885,020
890,000 (b) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Legacy Traditional Schools Projects,
Series 2021A
4 .000 07/01/41 806,807
1,950,000 (b) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Legacy Traditional Schools Projects,
Taxable Series 2019B
5 .000 07/01/39 1,964,796
450,000 Maricopa County Industrial Development Authority, Arizona,
Hospital Revenue Bonds, HonorHealth, Series 2021A
5 .000 09/01/27 471,024
2,070,000 Maricopa County Pollution Control Corporation, Arizona,
Pollution Control Revenue Bonds, El Paso Electric Company,
Refunding Series 2009A
3 .600 02/01/40 1,850,746
3,615,000 Northern Arizona University, Revenue Bonds, SPEED - Stimulus
Plan Economic Educational Development Fund, Refunding Series
2020B - AGM Insured
5 .000 08/01/26 3,722,293
4,220,000 Northern Arizona University, Revenue Bonds, SPEED - Stimulus
Plan Economic Educational Development Fund, Refunding Series
2020B - AGM Insured
5 .000 08/01/27 4,426,098
3,975,000 Northern Arizona University, Revenue Bonds, SPEED - Stimulus
Plan Economic Educational Development Fund, Refunding Series
2020B - AGM Insured
5 .000 08/01/28 4,237,309
675,000 Paradise Valley Unified School District No. 69, Maricopa County,
Arizona, General Obligation Bonds, School Improvement Project
of 2019, Series 2022D
5 .000 07/01/37 744,941
1,200,000 Pima County Unified School District 1, Tucson, Arizona, General
Obligation Bonds, Project of 2023 School Improvement Series
2024A - AGM Insured
5 .000 07/01/36 1,343,139
5,000,000 Salt River Project Agricultural Improvement and Power District,
Arizona, Electric System Revenue Bonds, Refunding Series 2015A
4 .000 12/01/33 5,006,363
5,000,000 Salt River Project Agricultural Improvement and Power District,
Arizona, Electric System Revenue Bonds, Series 2024B
5 .000 05/01/39 5,614,491
1,235,000 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue
Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series
2007
5 .000 12/01/32 1,314,021

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ARIZONA (continued)
$ 1,120,000 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue
Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series
2007
5 .000% 12/01/37 $ 1,208,469
1,315,000 Tucson, Arizona, Water System Revenue Bonds, Obligations
Series 2024
5 .000 07/01/41 1,453,247
1,900,000 Tucson, Arizona, Water System Revenue Bonds, Obligations
Series 2024
5 .000 07/01/42 2,091,550
TOTAL ARIZONA 95,792,733
ARKANSAS - 0.8%
3,140,000 (b) Arkansas Development Finance Authority, Arkansas,
Environmental Improvement Revenue Bonds, United States Steel
Corporation, Green Series 2022, (AMT)
5 .450 09/01/52 3,239,953
1,165,000 Arkansas Development Finance Authority, Arkansas,
Environmental Improvement Revenue Bonds, United States Steel
Corporation, Green Series 2023, (AMT)
5 .700 05/01/53 1,220,277
14,355,000 (b) Arkansas Development Finance Authority, Industrial
Development Revenue Bonds, Big River Steel Project, Series
2019, (AMT)
4 .500 09/01/49 13,876,498
1,785,000 (b) Arkansas Development Finance Authority, Industrial
Development Revenue Bonds, Big River Steel Project, Series
2020A, (AMT)
4 .750 09/01/49 1,739,444
11,415,000 Arkansas Development Finance Authority, Revenue Bonds,
Baptist Memorial Health Care, Refunding Series 2020B-2,
(Mandatory Put 9/01/27)
5 .000 09/01/44 11,634,783
220,000 Arkansas Development Finance Authority, Single Family
Mortgage Revenue Bonds, Mortgage-Backed Securities Program,
Series 2024A
4 .100 07/01/39 216,962
1,230,000 Arkansas Development Finance Authority, Single Family
Mortgage Revenue Bonds, Mortgage-Backed Securities Program,
Series 2024A
4 .450 07/01/44 1,220,552
610,000 Arkansas State University, Student Fee Revenue Bonds,
Jonesboro Campus, Refunding Series 2024B
5 .000 12/01/37 675,780
620,000 Arkansas State University, Student Fee Revenue Bonds,
Jonesboro Campus, Refunding Series 2024B
5 .000 12/01/38 684,634
670,000 Arkansas State University, Student Fee Revenue Bonds,
Jonesboro Campus, Refunding Series 2024B
5 .000 12/01/39 737,277
705,000 Arkansas State University, Student Fee Revenue Bonds,
Jonesboro Campus, Refunding Series 2024B
5 .000 12/01/40 770,391
2,305,000 Hot Springs School District 6, Garland County, Arkansas, General
Obligation Bonds, Refunding Series 2021
2 .000 06/01/29 2,087,899
2,500,000 Hot Springs School District 6, Garland County, Arkansas, General
Obligation Bonds, Refunding Series 2021
2 .000 06/01/30 2,210,387
2,905,000 Hot Springs School District 6, Garland County, Arkansas, General
Obligation Bonds, Refunding Series 2021
2 .000 06/01/31 2,510,552
325,000 Little Rock, Arkansas, General Obligation Bonds, Capital
Improvement Series 2022A
3 .875 02/01/43 324,985
1,610,000 Little Rock, Arkansas, Hotel and Restaurant Gross Receipts Tax
Bonds, Series 2014
5 .000 07/01/26 1,611,955
1,500,000 Little Rock, Arkansas, Hotel and Restaurant Gross Receipts Tax
Bonds, Series 2014
5 .000 07/01/28 1,503,837
1,935,000 Little Rock, Arkansas, Hotel and Restaurant Gross Receipts Tax
Bonds, Series 2014
5 .000 07/01/29 1,939,919
1,005,000 Little Rock, Arkansas, Hotel and Restaurant Gross Receipts Tax
Bonds, Series 2014
5 .000 07/01/30 1,007,538
4,595,000 Little Rock, Arkansas, Hotel and Restaurant Gross Receipts Tax
Bonds, Series 2014
5 .000 07/01/34 4,606,377
855,000 Pulaski County Public Facilities Board, Arkansas, Healthcare
Revenue Bonds, Baptist Health, Series 2014
5 .000 12/01/25 856,040
715,000 Pulaski County Public Facilities Board, Arkansas, Healthcare
Revenue Bonds, Baptist Health, Series 2014
5 .000 12/01/27 715,735
1,245,000 University of Arkansas, Fayetteville, Various Facilities Revenue
Bonds, Refunding & Improvement Series 2019A
5 .000 11/01/34 1,327,999

Portfolio of Investments December 31, 2024
(continued)
Intermediate Duration Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ARKANSAS (continued)
$ 1,260,000 University of Arkansas, Fayetteville, Various Facilities Revenue
Bonds, Refunding & Improvement Series 2019A
5 .000% 11/01/35 $ 1,339,988
TOTAL ARKANSAS 58,059,762
CALIFORNIA - 4.1%
5,000,000 California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2023C, (Mandatory Put
10/01/31)
5 .250 01/01/54 5,314,073
5,210,000 California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2023F, (Mandatory Put
11/01/30)
5 .500 10/01/54 5,672,459
11,020,000 California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2024C, (Mandatory Put
10/01/32)
5 .000 08/01/55 11,686,069
9,000,000 California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2024D, (Mandatory Put
9/01/32)
5 .000 02/01/55 9,679,832
13,375,000 California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2024G, (Mandatory Put
8/01/32)
5 .000 11/01/55 14,088,564
9,660,000 California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2024H, (Mandatory Put
8/01/33)
5 .000 01/01/56 10,537,799
1,430,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Los Angeles County
Securitization Corporation, Series 2020A
5 .000 06/01/30 1,528,800
1,310,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Los Angeles County
Securitization Corporation, Series 2020A
5 .000 06/01/32 1,394,670
635,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Los Angeles County
Securitization Corporation, Series 2020A
5 .000 06/01/33 674,696
350,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Los Angeles County
Securitization Corporation, Series 2020A
4 .000 06/01/34 354,037
2,190,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Los Angeles County
Securitization Corporation, Series 2020A
4 .000 06/01/36 2,202,449
3,000,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Los Angeles County
Securitization Corporation, Series 2020A
4 .000 06/01/38 2,987,886
1,580,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Los Angeles County
Securitization Corporation, Series 2020A
4 .000 06/01/40 1,534,050
1,205,000 California Health Facilities Financing Authority, Revenue Bonds,
Children's Hospital Los Angeles, Series 2017A
5 .000 08/15/35 1,233,742
1,345,000 California Health Facilities Financing Authority, Revenue Bonds,
Children's Hospital Los Angeles, Series 2017A
5 .000 08/15/36 1,375,406
970,000 California Health Facilities Financing Authority, Revenue Bonds,
Providence Saint Joseph Health, Term Rate Series 2019C,
(Mandatory Put 10/01/25)
5 .000 10/01/39 980,669
17,211,589 California Housing Finance Agency, Municipal Certificate
Revenue Bonds, Class A Series 2021-2
3 .750 03/25/35 16,945,078
2,826,107 California Housing Finance Agency, Municipal Certificate
Revenue Bonds, Class A Series 2021-3
3 .250 08/20/36 2,614,702
4,135,000 California Infrastructure and Economic Development Bank,
Revenue Bonds, California Academy of Sciences, San Francisco,
Series 2024A
3 .250 08/01/29 4,126,102
6,200,000 California Infrastructure and Economic Development Bank,
Revenue Bonds, J Paul Getty Trust, Refunding Series 2020B-2,
(Mandatory Put 10/01/26)
3 .000 10/01/47 6,180,960
5,950,000 California Municipal Finance Authority, Revenue Bonds, Linxs
APM Project, Senior Lien Series 2018A - AGM Insured, (AMT)
3 .250 12/31/32 5,553,406
4,000,000 California Municipal Finance Authority, Revenue Bonds, Linxs
APM Project, Senior Lien Series 2018A, (AMT)
5 .000 12/31/33 4,118,360

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 5,000,000 California Municipal Finance Authority, Revenue Bonds, Linxs
APM Project, Senior Lien Series 2018A, (AMT)
5 .000% 12/31/34 $ 5,137,792
2,500,000 California Municipal Finance Authority, Solid Waste Disposal
Revenue Bonds, Waste Management Inc., Series 2004, (AMT),
(Mandatory Put 12/01/25)
4 .100 12/01/44 2,500,148
2,590,000 (b) California Pollution Control Financing Authority Water Furnishing
Revenue Bonds (Poseidon Resources (Channelside) LP
Desalination Project), Series 2023 (AMT), (AMT)
5 .000 07/01/34 2,784,683
2,500,000 (b) California Pollution Control Financing Authority Water Furnishing
Revenue Bonds (Poseidon Resources (Channelside) LP
Desalination Project), Series 2023 (AMT), (AMT)
5 .000 07/01/35 2,676,736
2,500,000 (b) California Pollution Control Financing Authority Water Furnishing
Revenue Bonds (Poseidon Resources (Channelside) LP
Desalination Project), Series 2023 (AMT), (AMT)
5 .000 07/01/36 2,671,166
6,055,000 California Pollution Control Financing Authority, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Refunding
Series 2015A-2, (AMT)
3 .625 07/01/27 5,988,795
24,490,000 California Pollution Control Financing Authority, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Series 2015A-
1, (AMT)
3 .375 07/01/25 24,404,625
12,330,000 California Pollution Control Financing Authority, Solid Waste
Disposal Revenue Bonds, Waste Management, Inc. Project,
Refunding Series 2015B-1, (AMT)
3 .000 11/01/25 12,220,920
2,120,000 California State, General Obligation Bonds, Various Purpose
Series 2024
5 .250 08/01/44 2,409,386
5,425,000 California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2014A
5 .250 12/01/29 5,428,472
1,500,000 (b) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5 .000 12/01/27 1,526,345
2,695,000 (b) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5 .000 12/01/31 2,739,552
4,200,000 (b) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5 .000 12/01/36 4,254,551
6,180,000 (b) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5 .000 12/01/41 6,236,101
885,000 (b) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2018A
5 .000 12/01/28 920,796
2,530,000 (b) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2018A
5 .000 12/01/33 2,619,832
3,790,000 (b) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2018A
5 .250 12/01/38 3,933,282
2,230 (a),(c) California Statewide Community Development Authority,
Revenue Bonds, Daughters of Charity Health System, Series
2005G
5 .500 12/31/25 2,230
6,000,000 (b) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Escondido Portfolio, Social Senior Lien
Series 2021A-1
3 .000 06/01/48 4,250,137
6,605,000 (b) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Monterrey Station Apartments, Senior
Lien Series 2021A-1
3 .000 07/01/43 5,178,884
4,230,000 (b) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Pasadena Portfolio Social Bond, Series
2021A-1
2 .650 12/01/46 3,245,714
5,145,000 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Wood Creek Apartments, Senior Lien
Series 2021A-1
3 .000 12/01/49 3,475,211

Portfolio of Investments December 31, 2024
(continued)
Intermediate Duration Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 5,000,000 East County Advanced Water Purification Joint Powers Authority,
California, Revenue Bonds, Green Interim Notes Subordinate
Series 2024A-1
3 .125% 09/01/26 $ 4,997,527
1,430,000 El Dorado Union High School District, El Dorado County,
California, General Obligation Bonds, Series 2020 - AGM Insured
5 .000 08/01/33 1,500,083
2,200,000 El Dorado Union High School District, El Dorado County,
California, General Obligation Bonds, Series 2020 - AGM Insured
5 .000 08/01/34 2,304,013
7,715,000 Golden State Tobacco Securitization Corporation, California,
Tobacco Settlement Asset-Backed Bonds, Capital Appreciation
Series 2021B-2
0 .000 06/01/66 819,348
4,125,000 Golden State Tobacco Securitization Corporation, California,
Tobacco Settlement Asset-Backed Revenue Bonds, Series
2022A-1
5 .000 06/01/51 4,290,962
1,300,000 Grant Joint Union High School District, Sacramento County,
California, General Obligation Bonds, Capital Appreciation
Election 2006 Series 2008 - AGM Insured
0 .000 08/01/26 1,233,170
1,000,000 Lake Elsinore Public Financing Authority, California, Local Agency
Revenue Bonds, Canyon Hills Improvement Area A & C, Series
2014C
5 .000 09/01/30 1,001,153
1,015,000 Lake Elsinore Public Financing Authority, California, Local Agency
Revenue Bonds, Canyon Hills Improvement Area A & C, Series
2014C
5 .000 09/01/32 1,016,108
465,000 Lake Elsinore Public Financing Authority, California, Local Agency
Revenue Bonds, Canyon Hills Improvement Area A & C, Series
2014C
5 .000 09/01/34 465,436
2,015,000 Las Virgenes Unified School District, Los Angeles County,
California, General Obligation Bonds, 2006 Election, Series
2009B
0 .000 08/01/27 1,863,415
4,000,000 Los Angeles Community College District, California, General
Obligation Bonds, 2016 Election Series 2024E
5 .000 08/01/30 4,491,206
5,000,000 Los Angeles County Metropolitan Transportation Authority,
California, Measure R Sales Tax Revenue Bonds, Refunding
Senior Series 2024A
5 .000 06/01/30 5,605,437
1,220,000 Los Angeles County Metropolitan Transportation Authority,
California, Measure R Sales Tax Revenue Bonds, Refunding
Senior Series 2024A
5 .000 06/01/31 1,391,256
7,415,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Subordinate Lien Series
2022A, (AMT)
5 .000 05/15/26 7,601,571
2,340,000 Los Angeles Unified School District, Los Angeles County,
California, General Obligation Bonds, Refunding Series 2024A
5 .000 07/01/26 2,421,711
400,000 Menifee Union School District Public Financing Authority,
California, Special Tax Revenue Bonds, Series 2016A - BAM
Insured
5 .000 09/01/29 405,181
5,440,000 Mount San Antonio Community College District, Los Angeles
County, California, General Obligation Bonds, Election of 2008,
Series 2013A
5 .875 08/01/28 5,923,542
9,635,000 M-S-R Energy Authority, California, Gas Revenue Bonds,
Citigroup Prepay Contracts, Series 2009A
6 .125 11/01/29 10,226,525
7,670,000 M-S-R Energy Authority, California, Gas Revenue Bonds,
Citigroup Prepay Contracts, Series 2009C
6 .125 11/01/29 8,140,505
8,040,000 Palomar Pomerado Health, California, General Obligation Bonds,
Convertible Capital Appreciation, Election 2004 Series 2010A
6 .750 08/01/40 9,058,650
5,355,000 Poway Unified School District, San Diego County, California,
General Obligation Bonds, School Facilities Improvement District
2007-1, Series 2011A
0 .000 08/01/34 3,840,889
2,115,000 Riverside County Redevelopment Agency, California, Tax
Allocation Bonds, Jurupa Valley Project Area, Series 2011B
0 .000 10/01/34 1,460,170
2,000,000 Riverside County Redevelopment Agency, California, Tax
Allocation Bonds, Jurupa Valley Project Area, Series 2011B
0 .000 10/01/36 1,270,930
5,000,000 San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2023A, (AMT)
5 .000 05/01/27 5,164,808

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 3,000,000 San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2024A, (AMT)
5 .000% 05/01/29 $ 3,168,961
3,000,000 Victor Valley Union High School District, San Bernardino County,
California, General Obligation Bonds, 20008 Election Series
2009A - AGC Insured
5 .750 08/01/31 3,128,030
1,415,000 Washington Township Health Care District, California, Revenue
Bonds, Refunding Series 2015A
5 .000 07/01/25 1,421,012
1,450,000 Washington Township Health Care District, California, Revenue
Bonds, Refunding Series 2015A
3 .250 07/01/27 1,426,559
1,435,000 Washington Township Health Care District, California, Revenue
Bonds, Refunding Series 2015A
3 .500 07/01/28 1,408,648
1,355,000 Washington Township Health Care District, California, Revenue
Bonds, Refunding Series 2015A
3 .750 07/01/29 1,333,745
2,500,000 West Contra Costa Unified School District, Contra Costa County,
California, General Obligation Bonds, Series 2008B
6 .000 08/01/25 2,543,005
TOTAL CALIFORNIA 316,312,723
COLORADO - 2.7%
2,955,000 Aerotropolis Regional Transportation Authority, Colorado,
Special Revenue Bonds, Series 2021
4 .250 12/01/41 2,665,148
1,600,000 (b) Aerotropolis Regional Transportation Authority, Colorado,
Special Revenue Bonds, Series 2024
5 .500 12/01/44 1,602,718
3,015,000 Arapahoe County School District 6, Littleton, Colorado, General
Obligation Bonds, Series 2019A
5 .500 12/01/32 3,285,897
1,250,000 Arapahoe County School District 6, Littleton, Colorado, General
Obligation Bonds, Series 2019A
5 .500 12/01/33 1,359,370
7,677,000 (b) Centerra Metropolitan District 1, Loveland, Colorado, Special
Revenue Bonds, Refunding & Improvement Series 2017
5 .000 12/01/29 7,693,753
1,115,000 Centerra Metropolitan District 1, Loveland, Colorado, Special
Revenue Bonds, Refunding & Improvement Series 2020A
4 .000 12/01/29 1,078,768
6,385,000 Cherry Creek School District 5,  Arapahoe County, Colorado,
General Obligation Bonds, Series 2024
5 .250 12/15/42 7,254,106
7,705,000 Cherry Creek School District 5,  Arapahoe County, Colorado,
General Obligation Bonds, Series 2024
5 .250 12/15/43 8,723,754
10,000,000 Colorado Bridge Enterprise, Revenue Bonds, Central 70 Project,
Senior Series 2017, (AMT)
4 .000 06/30/51 8,635,245
505,000 (b) Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Loveland Classical Schools Project,
Series 2016
3 .750 07/01/26 501,470
1,910,000 Colorado Educational and Cultural Facilities Authority, Revenue
Bonds, Regis University Project, Refunding Series 2016
5 .000 10/01/25 1,893,057
1,235,000 Colorado Educational and Cultural Facilities Authority, Revenue
Bonds, Regis University Project, Refunding Series 2016
5 .000 10/01/30 1,175,594
1,715,000 Colorado Educational and Cultural Facilities Authority, Revenue
Bonds, Regis University Project, Refunding Series 2016
3 .125 10/01/31 1,432,738
5,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2019A
5 .000 11/15/37 5,310,259
2,100,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2024A, (Mandatory Put
11/15/29)
5 .000 11/15/59 2,257,165
3,235,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Adventist Health System/Sunbelt Obligated Group, Series
2018B, (Mandatory Put 11/20/25)
5 .000 11/15/48 3,283,531
4,010,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2
5 .000 08/01/25 4,047,294
4,700,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2
5 .000 08/01/36 4,937,436
10,365,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019B-1, (Mandatory Put 8/01/25)
5 .000 08/01/49 10,389,298
33,615,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019B-2, (Mandatory Put 8/01/26)
5 .000 08/01/49 34,662,131
4,365,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2024A
5 .000 12/01/34 4,917,279

Portfolio of Investments December 31, 2024
(continued)
Intermediate Duration Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 2,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Covenant Living Communities & Services, Series 2020A
4 .000% 12/01/40 $ 1,893,691
14,655,000 (d) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Parkview Medical Center, Series 2016, (Pre-refunded 9/01/26)
3 .125 09/01/42 14,640,681
1,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
SCL Health System, Refunding Series 2019A
4 .000 01/01/36 1,011,269
2,755,000 Colorado Housing and Finance Authority, Single Family
Mortgage Bonds, Class I Series 2021E
2 .125 11/01/42 1,896,854
6,510,000 Colorado Housing and Finance Authority, Single Family
Mortgage Bonds, Class I Series 2021H
2 .000 05/01/42 4,392,810
14,130,000 Dawson Trails Metropolitan District 1, Colorado, In The Town of
Castle Rock, Limited Tax General Obligation Capital Appreciation
Turbo Bonds, Series 2024
0 .000 12/01/31 8,122,937
525,000 Delta County Memorial Hospital District, Colorado, Enterprise
Revenue Bonds, Refunding Series 2010
5 .500 09/01/25 520,836
1,705,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022D, (AMT)
5 .750 11/15/34 1,960,860
830,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022D, (AMT)
5 .750 11/15/35 951,092
5,140,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018A, (AMT)
5 .000 12/01/35 5,306,308
1,290,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2023B, (AMT)
5 .000 11/15/26 1,326,360
3,590,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2023B, (AMT)
5 .000 11/15/27 3,729,500
8,645,000 Denver City and County, Colorado, Special Facilities Airport
Revenue Bonds, United Airlines, Inc. Project, Refunding Series
2017, (AMT)
5 .000 10/01/32 8,648,736
1,500,000 Denver Convention Center Hotel Authority, Colorado, Revenue
Bonds, Convention Center Hotel, Refunding Senior Lien Series
2016
5 .000 12/01/31 1,527,994
500,000 Denver Convention Center Hotel Authority, Colorado, Revenue
Bonds, Convention Center Hotel, Refunding Senior Lien Series
2016
5 .000 12/01/32 508,770
645,000 Denver Convention Center Hotel Authority, Colorado, Revenue
Bonds, Convention Center Hotel, Refunding Senior Lien Series
2016
5 .000 12/01/33 655,814
1,730,000 (b) Denver Urban Renewal Authority, Colorado, Tax Increment
Revenue Bonds, 9th and Colorado Urban Redevelopement Area,
Series 2018A
5 .250 12/01/39 1,742,265
330,000 (b) Denver Urban Renewal Authority, Colorado, Tax Increment
Revenue Bonds, 9th and Colorado Urban Redevelopement Area,
Series 2018A
5 .250 12/01/39 332,340
1,000,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2024A
5 .000 09/01/40 1,113,625
5,900,000 (b) Falcon Area Water and Wastewater Authority (El Paso County,
Colorado), Tap Fee Revenue Bonds, Series 2022A
6 .750 12/01/34 5,742,194
635,000 Independence Water & Sanitation District, Elbert County,
Colorado, Special Revenue Bonds, Refunding and Improvement
Series 2024
5 .125 12/01/33 619,341
1,040,000 (b) Peak Metropolitan District 1, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Series 2021A
4 .000 12/01/35 921,455
3,945,000 (e) Peak Metropolitan District 3, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Convertible Capital
Appreciation Bonds, Series 2022A-2
0 .000 12/01/42 2,476,725
750,000 Rampart Range Metropolitan District 5, Lone Tree, Douglas
County, Colorado, Limited Tax Supported and Special Revenue
Bonds, Series 2021
4 .000 12/01/36 716,873
600,000 Regional Transportation District, Colorado, Private Activity Bonds,
Denver Transit Partners Eagle P3 Project, Series 2020A
5 .000 01/15/28 624,644
550,000 Regional Transportation District, Colorado, Private Activity Bonds,
Denver Transit Partners Eagle P3 Project, Series 2020A
5 .000 07/15/28 575,915
750,000 Regional Transportation District, Colorado, Private Activity Bonds,
Denver Transit Partners Eagle P3 Project, Series 2020A
5 .000 01/15/29 789,729

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 500,000 Regional Transportation District, Colorado, Private Activity Bonds,
Denver Transit Partners Eagle P3 Project, Series 2020A
5 .000% 07/15/29 $ 529,339
555,000 Regional Transportation District, Colorado, Private Activity Bonds,
Denver Transit Partners Eagle P3 Project, Series 2020A
5 .000 01/15/30 590,378
445,000 Regional Transportation District, Colorado, Private Activity Bonds,
Denver Transit Partners Eagle P3 Project, Series 2020A
5 .000 07/15/30 475,794
1,035,000 Regional Transportation District, Colorado, Private Activity Bonds,
Denver Transit Partners Eagle P3 Project, Series 2020A
5 .000 01/15/31 1,112,058
3,400,000 Regional Transportation District, Colorado, Private Activity Bonds,
Denver Transit Partners Eagle P3 Project, Series 2020A
4 .000 07/15/40 3,311,535
2,100,000 Riverwalk Metropolitan District 2, Glendale, Arapahoe County,
Colorado, Special Revenue Bonds, Series 2022A
4 .500 12/01/32 1,955,768
9,095,000 Riverwalk Metropolitan District 2, Glendale, Arapahoe County,
Colorado, Special Revenue Bonds, Series 2022A
5 .000 12/01/42 8,409,284
1,000,000 Spring Mesa Metropolitan District, Jefferson County, Colorado,
General Obligation Bonds, Refunding Series 2015 - AGC Insured
3 .750 12/01/44 919,445
600,000 Sterling Ranch Community Authority Board, Douglas County,
Colorado, Limited Tax Supported and Special Revenue Bonds,
Special District 4, Series 2024A
6 .125 12/01/39 621,618
730,000 Transport Metropolitan District 3, In the City of Aurora, Adams
County, Colorado, General Obligation Limited Bonds, Series
2021A-1
5 .000 12/01/41 635,952
1,025,000 West Globeville Metropolitan District 1, Denver, Colorado,
General Obligation Limited Tax Bonds, Series 2022
6 .250 12/01/32 1,020,206
TOTAL COLORADO 209,437,006
CONNECTICUT - 1.6%
2,385,000 Connecticut Health and Educational Facilities Authority, Chefa
Revenue Bonds, Yale University, Remarketing Series 2015A
5 .000 07/01/35 2,806,492
4,535,000 Connecticut Health and Educational Facilities Authority, Chefa
Revenue Bonds, Yale University, Remarketing Series 2017B-2,
(Mandatory Put 7/01/26)
3 .200 07/01/37 4,523,392
1,785,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Nuvance Health Series 2019A
5 .000 07/01/33 1,853,604
4,730,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Nuvance Health Series 2019A
4 .000 07/01/34 4,688,009
10,000,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Nuvance Health Series 2019A
4 .000 07/01/35 9,854,433
700,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Stamford Hospital, Series 2021L-1
4 .000 07/01/26 702,861
925,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Stamford Hospital, Series 2021L-1
4 .000 07/01/27 938,420
775,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Stamford Hospital, Series 2021L-1
4 .000 07/01/28 787,175
600,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Stamford Hospital, Series 2021L-1
4 .000 07/01/29 611,487
10,000,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Yale University, Series 2014A, (Mandatory Put 2/10/26)
2 .800 07/01/48 9,938,877
10,460,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Yale University, Series 2016A-2, (Mandatory Put 7/01/26)
2 .000 07/01/42 10,251,460
5,920,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Yale-New Haven Health Issue, Series 2024B, (Mandatory
Put 7/01/29)
5 .000 07/01/49 6,343,229
1,170,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2018D-1
4 .000 11/15/38 1,171,689
2,020,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2019B-1
3 .300 11/15/39 1,785,537
1,540,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2019E-1
2 .850 11/15/39 1,258,637
5,570,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2019F-1
2 .750 11/15/37 4,629,171
5,195,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2020A-1
2 .450 05/15/38 4,190,156

Portfolio of Investments December 31, 2024
(continued)
Intermediate Duration Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONNECTICUT (continued)
$ 3,400,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2020A-1
3 .500% 11/15/45 $ 3,360,187
5,000,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2020D-1
2 .350 11/15/40 3,758,256
2,850,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2020E-1
2 .350 11/15/40 2,142,206
10,265,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2020E-3
1 .850 05/15/38 7,347,963
11,105,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2021B-1
2 .100 11/15/40 7,916,148
22,870,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Social Series 2021D-1
2 .300 11/15/41 16,407,501
2,000,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Sustainability Green Series 2024D-1
4 .550 11/15/44 2,016,615
1,345,000 Connecticut State, General Obligation Bonds, Refunding Series
2023B
5 .000 08/01/25 1,360,459
2,000,000 Connecticut State, General Obligation Bonds, Refunding Series
2023B
5 .000 08/01/26 2,064,682
5,400,000 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes, Series 2024B
5 .000 07/01/28 5,771,100
4,050,000 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes, Series 2024B
5 .000 07/01/29 4,394,474
TOTAL CONNECTICUT 122,874,220
DELAWARE - 0.3%
18,440,000 Delaware Economic Development Authority, Exempt Facility
Revenue Bonds, NRG Energy Project, Refunding Series 2020A,
(Mandatory Put 10/01/25)
1 .250 10/01/45 18,021,397
1,945,000 Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2024A
4 .450 07/01/44 1,930,060
1,320,000 Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2024B
4 .200 07/01/39 1,308,908
1,100,000 Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2024B
4 .600 07/01/44 1,104,638
1,350,000 Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2024C
4 .450 07/01/44 1,339,631
2,105,000 Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2024D
4 .300 07/01/44 2,062,547
TOTAL DELAWARE 25,767,181
DISTRICT OF COLUMBIA - 1.8%
3,405,000 District of Columbia Student Dormitory Revenue Bonds,
Provident Group - Howard Properties LLC Issue, Series 2013
5 .000 10/01/30 3,405,131
143,565,000 District of Columbia Tobacco Settlement Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2006A
0 .000 06/15/46 35,282,348
18,585,000 District of Columbia Water and Sewer Authority, Public Utility
Revenue Bonds, Refunding Subordinate Lien Series 2014C
4 .000 10/01/41 17,769,914
5,500,000 District of Columbia, General Obligation Bonds, Series 2024A 5 .000 08/01/41 6,124,593
10,000,000 District of Columbia, General Obligation Bonds, Series 2024A 5 .000 08/01/42 11,091,769
6,665,000 District of Columbia, General Obligation Bonds, Series 2024A 5 .000 08/01/43 7,362,238
1,250,000 Metropolitan Washington Airports Authority, Virginia, Dulles Toll
Road Revenue Bonds, Dulles Metrorail & Capital Improvement
Projects, Refunding First Senior Lien Series 2019A
5 .000 10/01/33 1,327,453
2,770,000 Metropolitan Washington Airports Authority, Virginia, Dulles Toll
Road Revenue Bonds, Dulles Metrorail & Capital Improvement
Projects, Refunding First Senior Lien Series 2019A
5 .000 10/01/34 2,936,641
1,625,000 Metropolitan Washington Airports Authority, Virginia, Dulles Toll
Road Revenue Bonds, Dulles Metrorail & Capital Improvement
Projects, Refunding First Senior Lien Series 2019A
5 .000 10/01/36 1,714,190
4,915,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2015B, (AMT)
5 .000 10/01/35 4,943,794
5,575,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2018A, (AMT)
5 .000 10/01/26 5,718,318
5,000,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2019A, (AMT)
5 .000 10/01/31 5,251,433

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
DISTRICT OF COLUMBIA (continued)
$ 8,300,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2021A, (AMT)
5 .000% 10/01/27 $ 8,619,809
2,460,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2023A, (AMT)
5 .000 10/01/33 2,644,460
5,000,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2023A, (AMT)
5 .000 10/01/34 5,354,276
2,440,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2023A, (AMT)
5 .000 10/01/35 2,603,274
3,620,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2024A, (AMT)
5 .000 10/01/27 3,759,483
5,795,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2024A, (AMT)
5 .000 10/01/28 6,082,271
2,835,000 Washington Metropolitan Area Transit Authority, Dedicated
Revenue Bonds, Green Series 2021A
5 .000 07/15/27 2,981,062
TOTAL DISTRICT OF COLUMBIA 134,972,457
FLORIDA - 3.4%
11,195,000 Broward County School Board, Florida, Certificates of
Participation, Series 2022A
5 .000 07/01/26 11,515,989
10,000,000 Broward County, Florida, Airport System Revenue Bonds, Series
2015A, (AMT)
5 .000 10/01/34 10,060,582
15,135,000 Broward County, Florida, Airport System Revenue Bonds, Series
2015A, (AMT)
5 .000 10/01/35 15,220,339
5,500,000 Broward County, Florida, Airport System Revenue Bonds, Series
2019A, (AMT)
5 .000 10/01/34 5,723,422
3,315,000 Broward County, Florida, Port Facilities Revenue Bonds, Series
2019B, (AMT)
2 .250 09/01/29 3,130,031
1,375,000 Cape Coral, Florida, Utility Improvement Assessment Bonds,
Refunding Various Areas Series 2017 - AGM Insured
2 .750 09/01/25 1,365,888
865,000 Cape Coral, Florida, Utility Improvement Assessment Bonds,
Refunding Various Areas Series 2017 - AGM Insured
2 .750 09/01/26 857,182
470,000 Cape Coral, Florida, Utility Improvement Assessment Bonds,
Refunding Various Areas Series 2017 - AGM Insured
3 .000 09/01/27 464,976
9,685,000 Cape Coral, Florida, Water and Sewer Revenue Bonds, Refunding
Series 2015
5 .000 10/01/32 9,783,918
7,325,000 Cape Coral, Florida, Water and Sewer Revenue Bonds, Refunding
Series 2015
5 .000 10/01/33 7,399,814
4,195,000 (b) Capital Trust Agency, Florida, Educational Facilities Lease
Revenue Bonds, Franklin Academy Projects, Series 2020
5 .000 12/15/35 4,198,594
215,000 (b) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Classical Preparatory Incorporated Project,
Series 2017A
5 .000 06/15/27 216,490
1,155,000 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Mater Academy Projects, Series 2020A
5 .000 06/15/35 1,171,179
1,000,000 (b) Florida Development Finance Corporation, Florida, Solid Waste
Disposal Revenue Bonds, GFL Solid Waste Southeast LLC Project
Series 2024A, (AMT), (Mandatory Put 10/01/31)
4 .375 10/01/54 997,917
4,870,000 (b) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT), (Mandatory Put
7/15/28)
12 .000 07/15/32 5,194,073
22,000,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5 .000 07/01/38 22,012,329
12,690,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5 .000 07/01/41 12,399,653
11,000,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024 - AGM Insured, (AMT)
5 .000 07/01/44 11,307,332
3,570,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5 .250 07/01/47 3,554,192

Portfolio of Investments December 31, 2024
(continued)
Intermediate Duration Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 28,610,000 (b) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Series
2024A, (AMT), (Mandatory Put 2/14/25)
8 .250% 07/01/57 $ 29,579,733
1,355,000 Florida Higher Educational Facilities Financing Authority,
Revenue Bonds, Nova Southeastern University Project, Refunding
Series 2016
5 .000 04/01/32 1,372,743
1,885,000 Florida Higher Educational Facilities Financing Authority,
Revenue Bonds, Nova Southeastern University Project, Refunding
Series 2016
5 .000 04/01/33 1,907,636
6,015,000 Florida Higher Educational Facilities Financing Authority,
Revenue Bonds, Nova Southeastern University Project, Refunding
Series 2016
5 .000 04/01/34 6,083,380
4,290,000 Florida Higher Educational Facilities Financing Authority,
Revenue Bonds, Nova Southeastern University Project, Refunding
Series 2016
5 .000 04/01/35 4,336,144
715,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Series 2017-1
3 .600 07/01/37 677,270
1,915,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Series 2018-2
4 .050 07/01/38 1,887,372
4,470,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Series 2019-1
3 .000 07/01/39 3,737,595
7,550,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Series 2024-5
4 .450 07/01/44 7,476,316
7,890,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Social Series 2021-2
2 .050 07/01/41 5,519,274
1,505,000 Florida Municipal Power Agency, Power Supply Revenue Bonds,
All Requirements Project, Refunding Series 2016A
5 .000 10/01/30 1,542,593
10,180,000 Florida State Board of Education, Public Education Capital Outlay
Bonds, Refunding Series 2015E
4 .000 06/01/34 10,186,101
1,980,000 Hillsborough County Industrial Development Authority, Florida,
Health System Revenue Bonds, BayCare Health System Series
2024C
5 .000 11/15/34 2,254,856
3,375,000 Hillsborough County, Florida, Solid Waste and Resource
Recovery Revenue Bonds, Refunding Series 2016A, (AMT)
4 .000 09/01/34 3,381,636
2,000,000 JEA, Florida, Electric System Revenue Bonds, Series Three 2024A 5 .000 10/01/30 2,203,897
5,105,000 JEA, Florida, Electric System Revenue Bonds, Subordinated
Series Three 2020A
5 .000 10/01/27 5,356,349
6,020,000 (d) Miami-Dade County Educational Facilities Authority, Florida,
Revenue Bonds, University of Miami, Series 2015A, (Pre-refunded
4/01/25)
5 .000 04/01/35 6,041,918
5,060,000 Miami-Dade County Educational Facilities Authority, Florida,
Revenue Bonds, University of Miami, Series 2018A
5 .000 04/01/53 5,154,351
2,175,000 Miami-Dade County Expressway Authority, Florida, Toll System
Revenue Bonds, Refunding Series 2014B
5 .000 07/01/27 2,177,613
3,000,000 Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding
Series 2024A, (AMT)
5 .000 10/01/27 3,106,833
7,350,000 Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding
Series 2024A, (AMT)
5 .000 10/01/29 7,762,155
7,645,000 Orange County Health Facilities Authority Revenue Bonds,
Florida, Presbyterian Retirement Communities Obligated Group
Project Series 2023A
4 .000 08/01/36 7,526,371
4,010,000 Orlando, Florida, Tourist Development Tax Revenue Bonds, 6th
Cent Contract Payments, Refunding Senior Series 2017A - AGM
Insured
5 .000 11/01/32 4,188,948
2,015,000 Orlando, Florida, Tourist Development Tax Revenue Bonds, 6th
Cent Contract Payments, Refunding Senior Series 2017A - AGM
Insured
5 .000 11/01/34 2,099,946
1,000,000 Osceola County, Florida, Transportation Revenue Bonds, Osceola
Parkway, Refunding & Improvement Series 2019A-1
5 .000 10/01/49 1,031,469
585,000 (b) Sawyers Landing Community Development District, Florida,
Special Assessment Revenue Bonds, Series 2021
4 .125 05/01/41 518,691
315,000 (b) Seminole County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, Galileo Schools for Gifted
Learning, Series 2021A
4 .000 06/15/36 298,313

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 425,000 (b) Seminole County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, Galileo Schools for Gifted
Learning, Series 2021A
4 .000% 06/15/41 $ 378,148
4,895,000 South Florida Water Management District, Certificates of
Participation, Series 2015
5 .000 10/01/33 4,991,807
1,700,000 Tampa, Florida, Capital Improvement Cigarette Tax Allocation
Bonds, H. Lee Moffitt Cancer Center Project, Series 2020A
0 .000 09/01/34 1,145,826
1,500,000 (b) Village Community Development District 15, Florida, Special
Assessment Revenue Bonds, Series 2024
4 .000 05/01/34 1,488,399
TOTAL FLORIDA 261,987,583
GEORGIA - 2.1%
1,000,000 (b) Atlanta Development Authority, Georgia, Revenue Bonds,
Westside Gulch Area Project, Senior Series 2024A-1
5 .000 04/01/34 1,003,902
6,000,000 Atlanta, Georgia, Airport Passenger Facilities Charge and
General Revenue Bonds, Subordinate Lien Green Series 2023E,
(AMT)
5 .000 07/01/33 6,524,849
7,000,000 Atlanta, Georgia, Airport Passenger Facilities Charge and
General Revenue Bonds, Subordinate Lien Green Series 2023E,
(AMT)
5 .000 07/01/34 7,581,943
7,000,000 Atlanta, Georgia, Airport Passenger Facilities Charge and
General Revenue Bonds, Subordinate Lien Green Series 2023E,
(AMT)
5 .000 07/01/35 7,556,239
1,000,000 Burke County Development Authority, Georgia, Pollution Control
Revenue Bonds, Georgia Power Company Vogtle Plant, First
Series 2013, (Mandatory Put 3/12/27)
3 .375 11/01/53 1,000,595
1,625,000 Burke County Development Authority, Georgia, Pollution Control
Revenue Bonds, Oglethorpe Power Corporation Vogtle Project,
Series 2013A, (Mandatory Put 2/03/25)
1 .500 01/01/40 1,619,618
675,000 (b) Fulton County Residential Care Facilities Elderly Authority,
Georgia, Revenue Bonds, Canterbury Court Project Entrance Fee
, Series 2021B. TEMPS-80
2 .250 10/01/28 630,448
1,315,000 Georgia Housing and Finance Authority, Single Family Mortgage
Bonds, Series 2018A
3 .600 12/01/33 1,271,396
1,235,000 Georgia Housing and Finance Authority, Single Family Mortgage
Bonds, Series 2018A
3 .850 12/01/38 1,202,231
2,940,000 Georgia Housing and Finance Authority, Single Family Mortgage
Bonds, Series 2019A
3 .050 12/01/34 2,694,207
4,000,000 Georgia Housing and Finance Authority, Single Family Mortgage
Bonds, Series 2019A
3 .350 12/01/39 3,561,050
8,285,000 Georgia Housing and Finance Authority, Single Family Mortgage
Bonds, Series 2019B
2 .950 12/01/39 6,890,848
4,250,000 Georgia Housing and Finance Authority, Single Family Mortgage
Bonds, Series 2021A
2 .400 12/01/41 3,158,218
960,000 Georgia Housing and Finance Authority, Single Family Mortgage
Bonds, Series 2023A
4 .150 12/01/38 957,931
4,230,000 Georgia Housing and Finance Authority, Single Family Mortgage
Bonds, Series 2024A
4 .450 12/01/44 4,228,878
2,725,000 Georgia Housing and Finance Authority, Single Family Mortgage
Bonds, Series 2024C
4 .000 12/01/39 2,676,733
5,000,000 Georgia Housing and Finance Authority, Single Family Mortgage
Bonds, Series 2024C
4 .400 12/01/44 4,924,258
5,765,000 Georgia Housing and Finance Authority, Single Family Mortgage
Bonds, Sub Series 2015A-1
3 .700 12/01/35 5,539,333
5,000,000 Georgia State, General Obligation Bonds, Series 2015A 4 .000 02/01/32 5,001,928
5,000,000 Georgia State, General Obligation Bonds, Series 2015A 4 .000 02/01/33 5,001,754
10,015,000 Gwinnett County School District, Georgia, General Obligation
Bonds, Sales Tax Series 2022B
5 .000 08/01/25 10,130,686
3,665,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2021A, (Mandatory Put 9/01/27)
4 .000 07/01/52 3,691,956
10,650,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2022A, (Mandatory Put 12/01/29)
4 .000 09/01/52 10,698,860
12,160,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2022B, (Mandatory Put 6/01/29)
5 .000 12/01/52 12,666,656

Portfolio of Investments December 31, 2024
(continued)
Intermediate Duration Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GEORGIA (continued)
$ 17,400,000 (b) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2022C, (Mandatory Put 11/01/27)
4 .000% 08/01/52 $ 17,204,015
5,000,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2023B, (Mandatory Put 3/01/30)
5 .000 07/01/53 5,263,254
4,000,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2023E-1, (Mandatory Put 6/01/31)
5 .000 12/01/53 4,229,179
5,000,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2024A-1, (Mandatory Put 9/01/31)
5 .000 05/01/54 5,303,147
13,210,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2024D, (Mandatory Put 4/01/31)
5 .000 04/01/54 14,037,230
3,000,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2024E, (Mandatory Put 12/01/32)
5 .000 05/01/55 3,168,099
TOTAL GEORGIA 159,419,441
GUAM - 0.2%
400,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds,  Refunding Series 2024A
5 .000 07/01/26 409,461
450,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds,  Refunding Series 2024A
5 .000 07/01/27 467,326
800,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds,  Refunding Series 2024A
5 .000 07/01/28 841,907
1,250,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds,  Refunding Series 2024A
5 .000 07/01/30 1,342,442
1,095,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds,  Refunding Series 2024A
5 .000 07/01/35 1,188,690
1,450,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds,  Refunding Series 2024A
5 .000 07/01/36 1,577,543
1,350,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds,  Refunding Series 2024A
5 .000 07/01/37 1,462,869
630,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds,  Refunding Series 2024A
5 .000 07/01/38 680,361
500,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds,  Refunding Series 2024B
5 .000 07/01/25 503,868
650,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds,  Refunding Series 2024B
5 .000 07/01/26 665,375
500,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds,  Refunding Series 2024B
5 .000 07/01/27 519,251
1,000,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds,  Refunding Series 2024B
5 .000 07/01/28 1,052,384
1,000,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds,  Refunding Series 2024B
5 .000 07/01/29 1,063,381
1,100,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds,  Refunding Series 2024B
5 .000 07/01/30 1,181,349
TOTAL GUAM 12,956,207
HAWAII - 0.7%
21,210,000 Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Hawaiian Electric Company, Inc. and Subsidiary
Projects, Refunding Series 2019
3 .200 07/01/39 17,343,856
6,500,000 Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Hawaiian Electric Company, Inc. and Subsidiary
Projects, Series 2017A, (AMT)
3 .100 05/01/26 6,284,498
5,115,000 Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Queens Health Systems, Series 2015A
5 .000 07/01/26 5,158,995
4,510,000 Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Queens Health Systems, Series 2015A
5 .000 07/01/27 4,546,066
7,050,000 Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Queens Health Systems, Series 2015A
5 .000 07/01/28 7,108,656
7,825,000 Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Queens Health Systems, Series 2015A
5 .000 07/01/29 7,888,284
385,000 HAWAIIAN ELECTRIC COMPANY INC. and Its Subsidiaries,
Special Purpose Revenue Bonds, Deparment of Budget and
Finance of the State of Hawaii, Series 2015, (AMT)
3 .250 01/01/25 385,000
1,245,000 (f) Honolulu City and County, Hawaii, Wastewater System Revenue
Bonds, First Bond Resolution, Senior Refunding Series 2025A
5 .000 07/01/36 1,409,897

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HAWAII (continued)
$ 1,300,000 (f) Honolulu City and County, Hawaii, Wastewater System Revenue
Bonds, First Bond Resolution, Senior Refunding Series 2025A
5 .000% 07/01/37 $ 1,465,877
245,000 (f) Kauai County, Hawaii, General Obligation Bonds, Series 2024 5 .000 08/01/32 276,875
TOTAL HAWAII 51,868,004
IDAHO - 0.4%
310,000 Boise City, Idaho, Airport Revenue Bonds, Aircraft Maintenance
Facilities Project, Subordinate Series 2015, (AMT)
3 .750 09/01/32 300,211
1,455,000 Boise City, Idaho, Airport Revenue Bonds, Employee Parking
Facilities Project, Series 2021B, (AMT)
4 .000 09/01/46 1,366,691
1,210,000 Boise City, Idaho, Airport Revenue Bonds, Public Parking Facilities
Project, Refunding Series 2021A
5 .000 09/01/46 1,280,929
1,100,000 Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's
Health System Project, Series 2014A
4 .125 03/01/37 1,071,007
1,000,000 (b) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Victory Charter School, Inc. Project, Refunding
Series 2016A
5 .000 07/01/39 978,782
895,000 Idaho Housing and Finance Association, Single Family Mortgage
Revenue Bonds, Series 2019C
2 .900 07/01/39 739,874
5,260,000 Idaho Housing and Finance Association, Single Family Mortgage
Revenue Bonds, Series 2024A
4 .450 01/01/44 5,209,499
9,025,000 Idaho State Building Authority, Sales Tax Revenue Education
Bonds, School Modernization Facilities Series 2024A
5 .000 06/01/30 9,935,649
13,690,000 (b) Spring Valley Community Infrastructure District 1, Eagle, Idaho,
Special Assessment Bonds, Series 2021
3 .750 09/01/51 12,296,788
TOTAL IDAHO 33,179,430
ILLINOIS - 8.8%
4,700,000 Berwyn, Cook County, Illinois, General Obligation Bonds, Series
2014A
5 .000 12/01/34 4,631,257
940,000 Cary, Illinois, Special Tax Bonds, Special Service Area 1,
Refunding Series 2016 - BAM Insured
2 .700 03/01/26 928,876
1,026,000 Cary, Illinois, Special Tax Bonds, Special Service Area 1,
Refunding Series 2016 - BAM Insured
2 .900 03/01/28 1,000,103
943,000 Cary, Illinois, Special Tax Bonds, Special Service Area 1,
Refunding Series 2016 - BAM Insured
3 .050 03/01/30 925,087
932,000 Cary, Illinois, Special Tax Bonds, Special Service Area 2,
Refunding Series 2016 - BAM Insured
2 .700 03/01/26 920,971
1,395,000 Cary, Illinois, Special Tax Bonds, Special Service Area 2,
Refunding Series 2016 - BAM Insured
2 .900 03/01/28 1,359,789
1,423,000 Cary, Illinois, Special Tax Bonds, Special Service Area 2,
Refunding Series 2016 - BAM Insured
3 .050 03/01/30 1,395,969
29,585,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2016
6 .000 04/01/46 30,469,929
1,860,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2017
5 .000 04/01/33 1,889,934
1,000,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2017
5 .000 04/01/42 1,004,603
1,150,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2018
5 .000 04/01/37 1,172,468
10,900,000 (b) Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017B
7 .000 12/01/42 11,612,896
3,125,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017C
5 .000 12/01/27 3,197,968
10,425,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017C
5 .000 12/01/30 10,570,974
2,600,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017D
5 .000 12/01/31 2,636,006
2,700,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017G
5 .000 12/01/34 2,727,318
8,925,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017H
5 .000 12/01/36 8,986,784
1,000,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2018A
5 .000 12/01/33 1,015,239

Portfolio of Investments December 31, 2024
(continued)
Intermediate Duration Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 1,500,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2018A
5 .000% 12/01/35 $ 1,516,891
2,545,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2019A
0 .000 12/01/26 2,352,365
3,930,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2019B
5 .000 12/01/33 4,010,057
19,585,000 (b) Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2017A
7 .000 12/01/46 20,773,089
3,000,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2023A
5 .000 12/01/30 3,105,103
10,110,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2023A
5 .500 12/01/31 10,809,807
5,950,000 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Second Lien Series 2020A
5 .000 12/01/45 6,116,714
6,000,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2018B
5 .000 01/01/37 6,322,265
1,000,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2022A
4 .500 01/01/48 997,759
3,320,000 Chicago, Illinois, General Obligation Bonds, Chicago Works
Series 2023A
5 .250 01/01/38 3,495,091
4,470,000 Chicago, Illinois, General Obligation Bonds, Refunding Series
2016C
5 .000 01/01/25 4,470,000
2,045,000 (d) Chicago, Illinois, General Obligation Bonds, Refunding Series
2016C, (ETM)
5 .000 01/01/26 2,083,781
4,740,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2023A - BAM Insured
5 .000 01/01/29 4,967,414
7,965,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2023A - BAM Insured
5 .000 01/01/30 8,417,167
715,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2024A
5 .000 01/01/26 723,635
1,100,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2024A
5 .000 01/01/27 1,127,736
1,250,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2024A
5 .000 01/01/28 1,293,566
1,500,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2024A
5 .000 01/01/29 1,567,428
3,440,000 Cook County, Illinois, Sales Tax Revenue Bonds, Series 2021A 4 .000 11/15/41 3,398,764
4,010,000 DuPage County School District 58 Downers Grove, Illinois,
General Obligation Bonds,  School Series 2022
5 .250 12/15/39 4,473,444
1,000,000 Effingham and Clay Counties Community Unit School District
Number 40, Effingham,  Illinois, General Obligation Bonds,
School Series 2019A - BAM Insured
4 .000 12/01/30 1,024,326
1,000,000 Effingham and Clay Counties Community Unit School District
Number 40, Effingham,  Illinois, General Obligation Bonds,
School Series 2019A - BAM Insured
4 .000 12/01/34 1,011,597
1,395,000 Effingham and Clay Counties Community Unit School District
Number 40, Effingham,  Illinois, General Obligation Bonds,
School Series 2019A - BAM Insured
4 .000 12/01/35 1,403,255
1,455,000 Effingham and Clay Counties Community Unit School District
Number 40, Effingham,  Illinois, General Obligation Bonds,
School Series 2019A - BAM Insured
4 .000 12/01/36 1,460,931
500,000 Huntley, Illinois, Special Tax Bonds, Special Service Area 10,
Refunding Series 2017 - BAM Insured
2 .800 03/01/25 499,167
1,017,000 Huntley, Illinois, Special Tax Bonds, Special Service Area 9,
Refunding Series 2017 - BAM Insured
3 .000 03/01/26 1,014,645
1,047,000 Huntley, Illinois, Special Tax Bonds, Special Service Area 9,
Refunding Series 2017 - BAM Insured
3 .150 03/01/27 1,043,879
4,530,000 Illinois Finance Authority, Revenue Bonds, Advocate Health Care
Network, Refunding Series 2008A-2
4 .000 11/01/30 4,574,183
4,965,000 Illinois Finance Authority, Revenue Bonds, Advocate Health Care
Network, Refunding Series 2008A-3
5 .000 11/01/30 5,132,030
6,660,000 Illinois Finance Authority, Revenue Bonds, Advocate Health Care
Network, Series 2008A-1
4 .000 11/01/30 6,725,082

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 6,400,000 Illinois Finance Authority, Revenue Bonds, Ann & Robert H. Lurie
Children's Hospital of Chicago, Refunding Series 2017
4 .000% 08/15/39 $ 6,229,389
2,105,000 Illinois Finance Authority, Revenue Bonds, Art Institute of
Chicago, Series 2016
5 .000 03/01/30 2,141,159
915,000 (d) Illinois Finance Authority, Revenue Bonds, Ascension Health
Alliance, Series 2016C, (Pre-refunded 2/15/27)
4 .000 02/15/41 929,345
28,095,000 Illinois Finance Authority, Revenue Bonds, Ascension Health
Alliance, Series 2016C
4 .000 02/15/41 27,031,239
2,375,000 Illinois Finance Authority, Revenue Bonds, Ascension Health/
fkaPresence Health Network, Series 2016C
3 .625 02/15/32 2,352,090
10,000,000 Illinois Finance Authority, Revenue Bonds, Ascension Health/
fkaPresence Health Network, Series 2016C
3 .750 02/15/34 9,859,262
70,000 (d) Illinois Finance Authority, Revenue Bonds, Ascension Health/
fkaPresence Health Network, Series 2016C, (Pre-refunded
2/15/27)
4 .000 02/15/41 71,097
1,505,000 (d) Illinois Finance Authority, Revenue Bonds, Ascension Health/
fkaPresence Health Network, Series 2016C, (Pre-refunded
2/15/27)
4 .000 02/15/41 1,528,595
2,505,000 Illinois Finance Authority, Revenue Bonds, Memorial Health
System, Series 2019
5 .000 04/01/31 2,654,976
1,300,000 Illinois Finance Authority, Revenue Bonds, Memorial Health
System, Series 2019
5 .000 04/01/32 1,376,326
4,500,000 Illinois Finance Authority, Revenue Bonds, Memorial Health
System, Series 2019
5 .000 04/01/34 4,746,125
7,610,000 Illinois Finance Authority, Revenue Bonds, Memorial Health
System, Series 2019
5 .000 04/01/36 7,985,318
2,410,000 (d) Illinois Finance Authority, Revenue Bonds, Northwest Community
Hospital, Refunding Series 2016A, (Pre-refunded 7/01/26)
5 .000 07/01/33 2,479,458
3,170,000 (d) Illinois Finance Authority, Revenue Bonds, Northwest Community
Hospital, Refunding Series 2016A, (Pre-refunded 7/01/26)
5 .000 07/01/34 3,261,361
5,000,000 (d) Illinois Finance Authority, Revenue Bonds, Northwest Community
Hospital, Refunding Series 2016A, (Pre-refunded 7/01/26)
5 .000 07/01/35 5,144,103
1,000,000 Illinois Finance Authority, Revenue Bonds, OSF Healthcare
System, Series 2015A
5 .000 11/15/27 1,011,743
1,890,000 Illinois Finance Authority, Revenue Bonds, OSF Healthcare
System, Series 2015A
5 .000 11/15/28 1,911,731
2,000,000 Illinois Finance Authority, Revenue Bonds, OSF Healthcare
System, Series 2015A
5 .000 11/15/29 2,021,860
2,265,000 Illinois Finance Authority, Revenue Bonds, Roosevelt University,
Series 2007
5 .400 04/01/27 2,245,947
2,220,000 Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital
and Medical Centers, Refunding Series 2015C
5 .000 08/15/35 2,231,241
5,750,000 Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital
and Medical Centers, Refunding Series 2015C
5 .000 08/15/44 5,762,288
1,545,000 Illinois FInance Authority, Revenue Bonds, Southern Illinois
Healthcare Enterprises, Inc., Refunding Series 2017C
5 .000 03/01/32 1,579,681
2,750,000 Illinois FInance Authority, Revenue Bonds, Southern Illinois
Healthcare Enterprises, Inc., Refunding Series 2017C
5 .000 03/01/33 2,808,674
1,975,000 Illinois FInance Authority, Revenue Bonds, Southern Illinois
Healthcare Enterprises, Inc., Refunding Series 2017C
5 .000 03/01/34 2,012,849
1,815,000 Illinois FInance Authority, Revenue Bonds, Southern Illinois
Healthcare Enterprises, Inc., Refunding Series 2017C
4 .000 03/01/35 1,745,957
3,125,000 Illinois Finance Authority, Revenue Bonds, University of Chicago
Medicine, Series 2022A, (Mandatory Put 8/15/27)
5 .000 08/15/52 3,239,828
3,285,000 Illinois Finance Authority, Revenue Bonds, University of Chicago
Medicine, Series 2022B-1, (Mandatory Put 8/15/25)
5 .000 08/15/52 3,303,561
13,360,000 Illinois Finance Authority, Revenue Bonds, University of Chicago,
Series 2014A
4 .000 10/01/38 13,312,448
5,080,000 Illinois Finance Authority, Revenue Bonds, University of Chicago,
Series 2021B, (Mandatory Put 8/15/31)
5 .000 08/15/53 5,518,531
7,500,000 (b) Illinois Finance Authority, Surface Freight Transfer Facilities
Revenue Bonds, CenterPointJoliet Terminal Railroad Project,
Series 2016, (AMT), (Mandatory Put 12/31/34)
4 .125 12/01/43 7,422,349

Portfolio of Investments December 31, 2024
(continued)
Intermediate Duration Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 13,655,000 (b) Illinois Finance Authority, Surface Freight Transfer Facilities
Revenue Bonds, CenterPointJoliet Terminal Railroad Project,
Series 2020, (AMT), (Mandatory Put 12/31/34)
4 .125% 12/01/50 $ 13,516,267
21,355,000 Illinois Housing Development Authority, Revenue Bonds, Green
Series 2021B
2 .150 10/01/41 15,195,518
560,000 Illinois Housing Development Authority, Revenue Bonds, Series
2019D
2 .950 10/01/39 465,708
5,435,000 Illinois Housing Development Authority, Revenue Bonds, Social
Series 2024I
4 .450 10/01/44 5,381,203
1,000,000 Illinois State, General Obligation Bonds, June Series 2016 5 .000 06/01/28 1,021,070
3,090,000 Illinois State, General Obligation Bonds, June Series 2016 3 .500 06/01/29 3,093,032
2,180,000 Illinois State, General Obligation Bonds, May Refunding Series
2023D
5 .000 07/01/25 2,196,820
12,200,000 Illinois State, General Obligation Bonds, November Series 2016 5 .000 11/01/26 12,557,500
4,590,000 Illinois State, General Obligation Bonds, November Series 2017C 5 .000 11/01/29 4,785,472
1,865,000 Illinois State, General Obligation Bonds, November Series 2017D 5 .000 11/01/25 1,889,125
3,565,000 Illinois State, General Obligation Bonds, November Series 2017D 3 .250 11/01/26 3,557,739
9,755,000 Illinois State, General Obligation Bonds, November Series 2017D 5 .000 11/01/26 10,041,544
20,120,000 Illinois State, General Obligation Bonds, November Series 2017D 5 .000 11/01/27 21,033,428
1,390,000 Illinois State, General Obligation Bonds, November Series 2017D 5 .000 11/01/28 1,450,088
2,000,000 Illinois State, General Obligation Bonds, November Series 2019B 5 .000 11/01/30 2,142,741
4,000,000 Illinois State, General Obligation Bonds, Refunding June Series
2022B
5 .000 03/01/26 4,072,848
3,560,000 Illinois State, General Obligation Bonds, Refunding October
Series 2024
5 .000 02/01/27 3,679,181
2,000,000 Illinois State, General Obligation Bonds, Refunding October
Series 2024
5 .000 02/01/28 2,100,560
2,205,000 Illinois State, General Obligation Bonds, Refunding October
Series 2024
5 .000 02/01/29 2,341,041
1,600,000 Illinois State, General Obligation Bonds, Refunding September
Series 2018B
5 .000 10/01/32 1,674,611
2,010,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Refunding Senior Lien Series 2016A
5 .000 12/01/31 2,042,803
11,400,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Refunding Senior Lien Series 2016A
5 .000 12/01/32 11,583,534
5,800,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Refunding Senior Series 2024A
5 .000 01/01/36 6,527,534
9,860,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Lien Series 2014C
5 .000 01/01/36 9,879,478
10,000,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Lien Series 2014C
5 .000 01/01/39 10,037,834
12,615,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Lien Series 2015A
5 .000 01/01/40 12,660,389
5,035,000 Illinois, General Obligation Bonds, Illinois FIRST Program, Series
2001 - FGIC Insured
6 .000 11/01/26 5,161,003
1,220,000 (d) Kane County Community Unit School District 304 Geneva,
Illinois, General Obligation Bonds, Series 2007A, (ETM)
9 .000 01/01/25 1,220,000
3,940,000 Kane County Community Unit School District 304 Geneva,
Illinois, General Obligation Bonds, Series 2007A - AGM Insured
9 .000 01/01/25 3,940,000
12,020,000 Kendall, Kane, and Will Counties Community Unit School District
308 Oswego,  Illinois, General Obligation Bonds, Refunding
School Series 2016
5 .000 02/01/34 12,155,535
3,465,000 Kendall, Kane, and Will Counties Community Unit School District
308 Oswego,  Illinois, General Obligation Bonds, Refunding
School Series 2016
5 .000 02/01/35 3,501,507
1,485,000 LaSalle and Bureau Counties High School District 120 LaSalle-
Peru, Illinois, General Obligation Bonds, School Building Series
2017 - BAM Insured
5 .000 12/01/30 1,541,976
1,165,000 LaSalle and Bureau Counties High School District 120 LaSalle-
Peru, Illinois, General Obligation Bonds, School Building Series
2017 - BAM Insured
5 .000 12/01/31 1,208,375

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 1,645,000 LaSalle and Bureau Counties High School District 120 LaSalle-
Peru, Illinois, General Obligation Bonds, School Building Series
2017 - BAM Insured
5 .000% 12/01/32 $ 1,705,625
1,725,000 LaSalle and Bureau Counties High School District 120 LaSalle-
Peru, Illinois, General Obligation Bonds, School Building Series
2017 - BAM Insured
5 .000 12/01/33 1,786,291
1,815,000 LaSalle and Bureau Counties High School District 120 LaSalle-
Peru, Illinois, General Obligation Bonds, School Building Series
2017 - BAM Insured
5 .000 12/01/34 1,876,751
1,845,000 LaSalle County, Illinois, General Obligation Bonds, Self-Insurance
Series 2019
4 .000 12/01/27 1,884,112
1,925,000 LaSalle County, Illinois, General Obligation Bonds, Self-Insurance
Series 2019
4 .000 12/01/28 1,967,315
1,560,000 LaSalle County, Illinois, General Obligation Bonds, Self-Insurance
Series 2019
4 .000 12/01/29 1,593,112
2,430,000 Madison County Community Unit School District 7 Edwardsville,
Illinois, General Obligation Bonds, Series 2017A
5 .000 12/01/28 2,460,353
2,500,000 Madison County Community Unit School District 7 Edwardsville,
Illinois, General Obligation Bonds, Series 2017A
5 .000 12/01/29 2,530,102
1,500,000 Madison, Macoupin, Jersey, Calhoun, Morgan, Scott, and Greene
Counties Community College District 536, Illinois, General
Obligation Bonds, Lewis & Clark Community College, Refunding
Series 2017A - AGM Insured
5 .000 11/01/31 1,549,557
4,380,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Refunding Series 2020A
4 .000 06/15/50 3,975,437
1,905,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2012B
0 .000 12/15/51 528,048
1,810,000 (e) Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2017B
0 .000 12/15/37 1,370,793
9,045,000 (e) Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2017B
0 .000 12/15/42 6,655,357
6,000,000 (e) Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2017B
0 .000 12/15/47 4,330,802
1,000,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2020B
5 .000 06/15/42 1,043,891
9,580,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A - NPFG
Insured
0 .000 12/15/29 8,062,234
3,970,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A
0 .000 06/15/30 3,282,393
15,000,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A - AGM
Insured
0 .000 12/15/40 7,801,660
351,000 Montgomery, Illinois, Lakewood Creek Project Special
Assessment Bonds, Series 2018 - BAM Insured
3 .100 03/01/26 350,425
410,000 Montgomery, Illinois, Lakewood Creek Project Special
Assessment Bonds, Series 2018 - BAM Insured
3 .200 03/01/27 405,278
283,000 Montgomery, Illinois, Lakewood Creek Project Special
Assessment Bonds, Series 2018 - BAM Insured
3 .300 03/01/28 278,748
484,000 Montgomery, Illinois, Lakewood Creek Project Special
Assessment Bonds, Series 2018 - BAM Insured
3 .450 03/01/30 480,874
320,000 Morton Grove, Illinois, Tax Increment Revenue Bonds, Sawmill
Station Redevelopment Project, Senior Lien Series 2019
4 .250 01/01/29 312,442
325,000 Northern Illinois University, Auxiliary Facilities System Revenue
Bonds, Series 2021 - BAM Insured
5 .000 10/01/27 337,091
650,000 Northern Illinois University, Auxiliary Facilities System Revenue
Bonds, Series 2021 - BAM Insured
5 .000 10/01/28 679,899
1,491,000 Plano, Illinois, Special Tax Bonds, Special Service Area 1 & 2
Lakewood Springs Project, Refunding Series 2014 - AGM Insured
5 .000 03/01/29 1,492,302
8,985,000 (d) Railsplitter Tobacco Settlement Authority, Illinois, Tobacco
Settlement Revenue Bonds, Series 2017, (ETM)
5 .000 06/01/25 9,050,878
3,040,000 (d) Railsplitter Tobacco Settlement Authority, Illinois, Tobacco
Settlement Revenue Bonds, Series 2017, (Pre-refunded 6/01/26)
5 .000 06/01/27 3,120,366

Portfolio of Investments December 31, 2024
(continued)
Intermediate Duration Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 1,283,000 Round Lake, Lake County, Illinois, Special Tax Bonds, Lakewood
Grove Special Service Areas 1, 3 & 4, Refunding Series 2017 -
BAM Insured
3 .700% 03/01/29 $ 1,284,970
1,073,000 Round Lake, Lake County, Illinois, Special Tax Bonds, Lakewood
Grove Special Service Areas 1, 3 & 4, Refunding Series 2017 -
BAM Insured
3 .800 03/01/30 1,077,002
2,187,000 Round Lake, Lake County, Illinois, Special Tax Bonds, Lakewood
Grove Special Service Areas 1, 3 & 4, Refunding Series 2017 -
BAM Insured
4 .000 03/01/33 2,212,526
3,250,000 Sales Tax Securitization Corporation, Illinois, Sales Tax
Securitization Bonds, Refunding Second Lien Series 2024A
5 .000 01/01/37 3,615,647
2,425,000 Sales Tax Securitization Corporation, Illinois, Sales Tax
Securitzation Bonds, Second Lien Series 2020A
5 .000 01/01/36 2,588,095
2,435,000 Sales Tax Securitization Corporation, Illinois, Sales Tax
Securitzation Bonds, Second Lien Series 2020A - BAM Insured
5 .000 01/01/37 2,579,712
2,935,000 Southwestern Illinois Development Authority, Local Government
Program Revenue Bonds, Southwestern Illinois Flood District
Council Project, Series 2016B
4 .000 10/15/40 2,843,910
965,000 Southwestern Illinois Development Authority, Local Government
Program Revenue Bonds, Southwestern Illinois Flood District
Council Project, Series 2020
4 .000 04/15/34 980,006
1,250,000 Southwestern Illinois Development Authority, Local Government
Program Revenue Bonds, Southwestern Illinois Flood District
Council Project, Series 2020
4 .000 10/15/35 1,262,378
7,805,000 Springfield, Illinois, Electric Revenue Bonds, Refunding Senior
Lien Series 2015
5 .000 03/01/33 7,826,112
13,960,000 Springfield, Illinois, Electric Revenue Bonds, Refunding Senior
Lien Series 2015 - AGM Insured
5 .000 03/01/34 13,997,762
11,330,000 (d) Springfield, Illinois, Electric Revenue Bonds, Refunding Senior
Lien Series 2015, (Pre-refunded 3/01/25) - AGM Insured
5 .000 03/01/40 11,360,648
4,215,000 Will and Kendall Counties Community Consolidated School
District 202 Plainfield, Illinois, General Obligation Bonds, Series
2016C
5 .000 01/01/25 4,215,000
5,675,000 Will County Community High School District 210 Lincoln-
Way, Illinois, General Obligation Bonds, Capital Appreciation
Refunding School Series 2013B
0 .000 01/01/30 4,664,252
5,000,000 (d) Will County, Illinois, General Obligation Bonds, Alternate
Revenue Source, Series 2016, (Pre-refunded 11/15/25)
5 .000 11/15/41 5,086,019
4,070,000 Winnebago-Boone Counties School District 205 Rockford,
Illinois, General Obligation Bonds, Series 2013
0 .000 02/01/25 4,056,953
3,855,000 Winnebago-Boone Counties School District 205 Rockford,
Illinois, General Obligation Bonds, Series 2013
0 .000 02/01/26 3,697,877
TOTAL ILLINOIS 674,192,342
INDIANA - 2.7%
6,000,000 Indiana Finance Authority, Educational Facilities Revenue Bonds,
Earlham College, Refunding Series 2013A
5 .000 10/01/32 5,860,306
3,500,000 Indiana Finance Authority, Educational Facilities Revenue Bonds,
University of Indianapolis Project, Series 2017
5 .000 10/01/43 3,444,019
3,070,000 Indiana Finance Authority, Environmental Facilities Revenue
Bonds, Indianapolis Power & Light Company Project, Refunding
Series 2020A, (AMT), (Mandatory Put 4/01/26)
0 .950 12/01/38 2,958,019
6,750,000 Indiana Finance Authority, Environmental Facilities Revenue
Bonds, Indianapolis Power & Light Company Project, Refunding
Series 2021B, (Mandatory Put 8/01/26)
1 .400 08/01/29 5,870,239
4,000,000 Indiana Finance Authority, Environmental Improvement Revenue
Bonds, Southern Indiana Gas & Electric Company, Refunding
Series 2013A, (AMT), (Mandatory Put 8/01/28)
4 .000 05/01/43 3,970,905
2,375,000 Indiana Finance Authority, Environmental Improvement Revenue
Bonds, United States Steel Corporation Project, Refunding Series
2021A
4 .125 12/01/26 2,373,847
6,440,000 Indiana Finance Authority, Hospital Revenue Bonds, Goshen
Health, Series 2019B, (Mandatory Put 11/01/26)
2 .100 11/01/49 6,211,459

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDIANA (continued)
$ 12,830,000 Indiana Finance Authority, Hospital Revenue Bonds, Indiana
University Health Obligation Group, Long Term Rate Series
2023B-3, (Mandatory Put 7/01/32)
5 .000% 10/01/55 $ 14,241,840
4,260,000 Indiana Finance Authority, Lease Appropriation Bonds, Stadium
Project, Refunding Series 2015A
5 .250 02/01/37 4,290,968
1,710,000 Indiana Finance Authority, Wastewater Utility Revenue Bonds,
CWA Authority Project, Series 2014A
5 .000 10/01/26 1,716,302
1,470,000 Indiana Housing and Community Development Authority, Single
Family Mortgage Revenue Bonds, Series 2021A
2 .050 07/01/41 1,028,306
11,335,000 Indiana Housing and Community Development Authority, Single
Family Mortgage Revenue Bonds, Social PAC Series 2021B
2 .125 07/01/41 8,052,051
1,500,000 Indiana Housing and Community Development Authority, Single
Family Mortgage Revenue Bonds, Social Series 2024A-1
4 .500 07/01/44 1,484,694
5,000,000 Indiana Housing and Community Development Authority, Single
Family Mortgage Revenue Bonds, Social Series 2024B-1
4 .650 07/01/44 5,031,244
7,665,000 Indiana Housing and Community Development Authority, Single
Family Mortgage Revenue Bonds, Social Series 2024C-1
4 .550 07/01/44 7,659,221
14,375,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Airport Authority Project Revenue Bonds, Refunding Series
2019D, (AMT)
5 .000 01/01/27 14,754,195
4,225,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Airport Authority Project Revenue Bonds, Refunding Series
2019D, (AMT)
5 .000 01/01/29 4,446,961
3,000,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Airport Authority Project Revenue Bonds, Series 2023I-2, (AMT)
5 .000 01/01/27 3,079,136
3,150,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Airport Authority Project Revenue Bonds, Series 2023I-2, (AMT)
5 .000 01/01/28 3,277,919
520,000 Indianapolis, Indiana, Thermal Energy System Revenue Bonds,
Refunding First Lien Series 2014A
5 .000 10/01/27 520,688
730,000 Indianapolis, Indiana, Thermal Energy System Revenue Bonds,
Refunding First Lien Series 2014A
5 .000 10/01/28 730,798
1,035,000 Indianapolis, Indiana, Thermal Energy System Revenue Bonds,
Refunding First Lien Series 2014A
5 .000 10/01/29 1,035,995
1,360,000 Indianapolis, Indiana, Thermal Energy System Revenue Bonds,
Refunding First Lien Series 2014A
5 .000 10/01/31 1,361,095
1,215,000 Indianapolis, Indiana, Thermal Energy System Revenue Bonds,
Refunding First Lien Series 2014A
5 .000 10/01/33 1,215,959
2,250,000 IPS Multi-School Building Corporation, Indiana, First Mortgage
Revenue Bonds, Social Series 2024
5 .000 07/15/41 2,440,382
5,000,000 IPS Multi-School Building Corporation, Indiana, First Mortgage
Revenue Bonds, Social Series 2024
5 .000 07/15/42 5,392,388
3,075,000 IPS Multi-School Building Corporation, Indiana, First Mortgage
Revenue Bonds, Social Series 2024
5 .000 07/15/43 3,299,334
2,500,000 IPS Multi-School Building Corporation, Indiana, First Mortgage
Revenue Bonds, Social Series 2024
5 .000 07/15/44 2,670,692
4,000,000 Mount Vernon, Indiana, Environmental Improvement Revenue
Bonds, Southern Indiana Gas and Electric Company Project,
Series 2015, (AMT), (Mandatory Put 9/01/28)
4 .250 09/01/55 4,011,699
33,040,000 Richmond Hospital Authority, Indiana, Revenue Bonds, Reid
Hospital Project, Refunding Series 2018B
5 .000 01/01/36 33,446,256
575,000 Southwest Allen Multi School Building Corporation, Allen
County, Indiana, First Mortgage Bonds, Series 2020
4 .000 01/15/25 575,130
2,740,000 (b) Valparaiso, Indiana, Exempt Facilities Revenue Bonds, Pratt Paper
LLC Project, Refunding Series 2024, (AMT)
4 .500 01/01/34 2,776,655
1,040,000 Vanderburgh County,Indiana, Redevelopment District Tax
Increment Revenue bonds, Refunding Series 2014
5 .000 02/01/25 1,041,421
1,025,000 Vanderburgh County,Indiana, Redevelopment District Tax
Increment Revenue bonds, Refunding Series 2014
5 .000 02/01/26 1,026,499
1,805,000 Vanderburgh County,Indiana, Redevelopment District Tax
Increment Revenue bonds, Refunding Series 2014
5 .000 02/01/27 1,807,565
1,800,000 Vanderburgh County,Indiana, Redevelopment District Tax
Increment Revenue bonds, Refunding Series 2014
5 .000 02/01/29 1,802,558
2,700,000 Vanderburgh County,Indiana, Redevelopment District Tax
Increment Revenue bonds, Refunding Series 2014
5 .000 02/01/31 2,703,837

Portfolio of Investments December 31, 2024
(continued)
Intermediate Duration Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDIANA (continued)
$ 1,215,000 Westfield-Washington Multi-School Building Corporation,
Hamilton County, Indiana, First Mortgage Bonds, Series 2024A -
BAM Insured
5 .250% 07/15/39 $ 1,366,157
1,750,000 Westfield-Washington Multi-School Building Corporation,
Hamilton County, Indiana, First Mortgage Bonds, Series 2024A -
BAM Insured
5 .250 07/15/41 1,947,170
31,305,000 Whiting, Indiana, Environmental Facilities Refunding Revenue
Bonds, BP Products North America Inc. Project, Refunidng Series
2019A, (AMT), (Mandatory Put 6/05/26)
5 .000 12/01/44 31,720,467
TOTAL INDIANA 202,644,376
IOWA - 0.9%
7,300,000 Iowa Finance Authority, Health Facilities Revenue Bonds,
UnityPoint Health Project,  Series 2014C
4 .125 02/15/35 7,194,630
5,555,000 (d) Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue
Bonds, Iowa Fertilizer Company Project, Refunding Series 2022,
(Pre-refunded 12/01/32), (Mandatory Put 12/01/32)
4 .000 12/01/50 5,932,921
3,300,000 (d) Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue
Bonds, Iowa Fertilizer Company Project, Refunding Series 2022,
(Pre-refunded 12/01/32)
5 .000 12/01/50 3,755,186
8,930,000 (d) Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue
Bonds, Iowa Fertilizer Company Project, Refunding Series 2022,
(Pre-refunded 12/01/32), (Mandatory Put 12/01/42)
5 .000 12/01/50 10,161,760
2,000,000 Iowa Finance Authority, Single Family Mortgage Revenue Bonds,
Series 2019D
2 .600 07/01/37 1,677,463
6,780,000 Iowa Finance Authority, Single Family Mortgage Revenue Bonds,
Series 2020A
3 .750 01/01/50 6,750,793
7,400,000 Iowa Finance Authority, Single Family Mortgage Revenue Bonds,
Social Series 2021B
2 .200 07/01/41 5,228,802
2,250,000 Iowa Finance Authority, Single Family Mortgage Revenue Bonds,
Social Series 2021D
2 .100 07/01/38 1,685,961
2,835,000 Iowa Finance Authority, Single Family Mortgage Revenue Bonds,
Social Series 2024C
4 .500 07/01/44 2,806,072
7,300,000 Iowa Finance Authority, State Revolving Fund Revenue Bonds,
Green Series 2024A
5 .000 08/01/34 8,403,893
855,000 Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-
Backed Bonds, Seenior Lien Series Class 2 Series 2021B-1
4 .000 06/01/49 825,217
800,000 Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-
Backed Bonds, Senior Class 1 Series 2021A-2
5 .000 06/01/27 825,468
2,100,000 Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-
Backed Bonds, Senior Class 1 Series 2021A-2
5 .000 06/01/28 2,193,162
1,600,000 Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-
Backed Bonds, Senior Class 1 Series 2021A-2
5 .000 06/01/30 1,705,814
1,605,000 Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-
Backed Bonds, Senior Class 1 Series 2021A-2
5 .000 06/01/31 1,726,916
1,610,000 Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-
Backed Bonds, Senior Class 1 Series 2021A-2
5 .000 06/01/32 1,728,066
1,000,000 Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-
Backed Bonds, Senior Class 1 Series 2021A-2
5 .000 06/01/33 1,069,823
8,000,000 PEFA Inc., Public Energy Facilities Authority, Inc., Iowa, Gas
Project Revenue Bonds, Series 2019, (Mandatory Put 9/01/26)
5 .000 09/01/49 8,126,664
TOTAL IOWA 71,798,611
KANSAS - 0.3%
7,950,000 Kansas Department of Transportation, Highway Revenue Bonds,
Series 2015B
5 .000 09/01/29 8,044,236
5,000,000 Kansas Development Finance Authority, Hospital Revenue
Bonds, Advent Health Obligated Group, Series 2021B,
(Mandatory Put 11/15/31)
5 .000 11/15/54 5,504,143
3,280,000 Kansas Development Finance Authority, Hospital Revenue
Bonds, Advent Health Obligated Group, Series 2021B,
(Mandatory Put 11/15/28)
5 .000 11/15/54 3,483,879
5,000,000 Manhattan, Kansas, General Obligation Bonds, Temporary Notes,
Series 2024-02 - BAM Insured
5 .000 06/15/28 5,104,270

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
KANSAS (continued)
$ 2,400,000 (b) Wyandotte County-Kansas City Unified Government, Kansas,
Sales Tax Special Obligation Bonds, Village East Project Areas 2B
3 and 5, Series 2022
5 .750% 09/01/39 $ 2,488,218
TOTAL KANSAS 24,624,746
KENTUCKY - 1.5%
110,000 Ashland, Kentucky, Medical Center Revenue Bonds, Ashland
Hospital Corporation d/b/a King's Daughters Medical Center
Project, Refunding Series 2019
4 .000 02/01/33 107,658
500,000 Ashland, Kentucky, Medical Center Revenue Bonds, Ashland
Hospital Corporation d/b/a King's Daughters Medical Center
Project, Refunding Series 2019
4 .000 02/01/34 485,218
180,000 Ashland, Kentucky, Medical Center Revenue Bonds, Ashland
Hospital Corporation d/b/a King's Daughters Medical Center
Project, Refunding Series 2019
4 .000 02/01/35 172,914
1,110,000 Ashland, Kentucky, Medical Center Revenue Bonds, Ashland
Hospital Corporation d/b/a King's Daughters Medical Center
Project, Refunding Series 2019
4 .000 02/01/36 1,057,820
5,000,000 Carroll County, Kentucky, Environmental Facilities Revenue
Bonds, Kentucky Utilities Company Project, Refunding Series
2006B, (AMT)
2 .125 10/01/34 3,913,771
21,375,000 Carroll County, Kentucky, Environmental Facilities Revenue
Bonds, Kentucky Utilities Company Project, Series 2008A, (AMT)
2 .000 02/01/32 17,679,919
1,000,000 Christian County, Kentucky, Hospital Revenue Bonds, Jennie
Stuart Medical Center, Series 2016
5 .375 02/01/36 1,009,043
3,430,000 Kentucky Asset/Liability Commission, General Fund Revenue
Project Notes, Federal Highway Trust Fund, First Refunding Series
2024A
5 .000 09/01/26 3,540,164
3,200,000 Kentucky Economic Development Finance Authority, Hospital
Revenue Bonds, Owensboro Health, Refunding Series 2017A
5 .000 06/01/37 3,245,486
1,190,000 Kentucky Economic Development Finance Authority, Hospital
Revenue Bonds, Owensboro Medical Health System, Series
2015A
4 .500 06/01/46 1,099,628
2,465,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, CommonSpirit Health, Series 2019A-1
5 .000 08/01/28 2,613,047
2,300,000 Kentucky Housing Corporation, Single Family Mortgage Revenue
Bonds, Series 2024C
4 .400 07/01/44 2,255,805
2,475,000 Kentucky State Property and Buildings Commission, Revenue
Bonds, Project 131, Series 2024A
5 .000 10/01/28 2,644,273
1,320,000 Louisville Regional Airport Authority, Kentucky, Airport System
Revenue Bonds, Refunding Series 2014A, (AMT)
5 .000 07/01/26 1,320,866
3,280,000 Louisville Regional Airport Authority, Kentucky, Airport System
Revenue Bonds, Refunding Series 2014A, (AMT)
5 .000 07/01/28 3,282,282
7,800,000 Louisville/Jefferson County Metro Government, Kentucky, Health
System Revenue Bonds, Norton Healthcare, Inc., Series 2023B,
(Mandatory Put 10/01/29)
5 .000 10/01/47 8,303,778
7,030,000 Louisville-Jefferson County Metropolitan Government, Kentucky,
Pollution Control Revenue Bonds, Louisville Gas and Electric
Company Project, Series 2003A
2 .000 10/01/33 5,604,303
1,005,000 Murray, Kentucky, Hospital Facilities Revenue Bonds, Murray-
Calloway County Public Hospital Corporation Project, Refunding
Series 2016
5 .000 08/01/25 1,008,474
1,060,000 Murray, Kentucky, Hospital Facilities Revenue Bonds, Murray-
Calloway County Public Hospital Corporation Project, Refunding
Series 2016
5 .000 08/01/26 1,070,370
1,110,000 Murray, Kentucky, Hospital Facilities Revenue Bonds, Murray-
Calloway County Public Hospital Corporation Project, Refunding
Series 2016
5 .000 08/01/27 1,124,803
1,165,000 Murray, Kentucky, Hospital Facilities Revenue Bonds, Murray-
Calloway County Public Hospital Corporation Project, Refunding
Series 2016
5 .000 08/01/28 1,179,600
1,230,000 Murray, Kentucky, Hospital Facilities Revenue Bonds, Murray-
Calloway County Public Hospital Corporation Project, Refunding
Series 2016
5 .000 08/01/29 1,244,157

Portfolio of Investments December 31, 2024
(continued)
Intermediate Duration Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
KENTUCKY (continued)
$ 2,935,000 Murray, Kentucky, Hospital Facilities Revenue Bonds, Murray-
Calloway County Public Hospital Corporation Project, Refunding
Series 2016
5 .000% 08/01/37 $ 2,948,980
15,000,000 Owen County, Kentucky, Waterworks System Revenue Bonds,
Kentucky-American Water Company Project, Refunding Series
2019A, (Mandatory Put 10/01/29)
2 .450 06/01/39 13,904,625
8,405,000 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds,
Refunding Series 2024B, (Mandatory Put 8/01/32)
5 .000 01/01/55 8,957,764
5,075,000 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds,
Series 2019A-1, (Mandatory Put 6/01/25)
4 .000 12/01/49 5,077,548
5,895,000 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds,
Series 2020A, (Mandatory Put 6/01/26)
4 .000 12/01/50 5,915,698
1,000,000 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds,
Series 2022A-1, (Mandatory Put 8/01/30)
4 .000 08/01/52 996,219
3,335,000 Trimble County, Kentucky, Environmental Facilities Revenue
Bonds, Louisville Gas & Electric Company Project, Series 2023A,
(AMT), (Mandatory Put 6/01/27)
4 .700 06/01/54 3,387,653
4,750,000 Trimble County, Kentucky, Pollution Control Revenue Bonds,
Louisville Gas and Electric Company Project, Series 2016A,
(AMT), (Mandatory Put 9/01/27)
1 .300 09/01/44 4,347,366
1,485,000 University of Kentucky, General Receipts Bonds, Series 2018A 3 .000 10/01/34 1,377,644
5,170,000 University of Kentucky, General Receipts Bonds, Series 2018A 3 .125 10/01/37 4,706,586
TOTAL KENTUCKY 115,583,462
LOUISIANA - 1.9%
14,510,000 Calcasieu Parish Memorial Hospital Service District, Louisiana,
Revenue Bonds, Lake Charles Memorial Hospital, Refunding
Series 2019
5 .000 12/01/34 14,591,144
8,935,000 Calcasieu Parish Memorial Hospital Service District, Louisiana,
Revenue Bonds, Lake Charles Memorial Hospital, Refunding
Series 2019
5 .000 12/01/39 8,741,396
3,020,000 East Baton Rouge Parish Capital Improvement District, Louisiana,
Movebr Sales Tax Revenue Bonds, Series 2024
5 .000 08/01/38 3,384,616
2,070,000 East Baton Rouge Parish Capital Improvement District, Louisiana,
Movebr Sales Tax Revenue Bonds, Series 2024
5 .000 08/01/39 2,304,729
2,470,000 Louisiana Housing Corporation, Single Family Mortgage Revenue
Bonds, Home Ownership Program, Series 2021D
2 .350 12/01/41 1,788,910
3,050,000 Louisiana Housing Corporation, Single Family Mortgage Revenue
Bonds, Home Ownership Program, Series 2024A
4 .400 12/01/44 2,989,755
11,230,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue Bonds,
Entergy Lousiana, LLC Project, Refunding Series 2021B
2 .500 04/01/36 9,236,067
16,985,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Revenue Bonds, Westlake
Chemical Corporation Projects, Refunding Series 2017
3 .500 11/01/32 16,197,854
1,430,000 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Ochsner Clinic Foundation Project, Refunding Series 2017
5 .000 05/15/28 1,476,208
1,065,000 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Ochsner Clinic Foundation Project, Refunding Series 2017
5 .000 05/15/29 1,098,437
1,185,000 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Ochsner Clinic Foundation Project, Refunding Series 2017
5 .000 05/15/30 1,221,822
1,755,000 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Ochsner Clinic Foundation Project, Refunding Series 2017
5 .000 05/15/31 1,807,700
1,140,000 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Ochsner Clinic Foundation Project, Refunding Series 2017
5 .000 05/15/32 1,173,169
2,695,000 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Ochsner Clinic Foundation Project, Refunding Series 2017
5 .000 05/15/46 2,721,147
1,000,000 (c) Louisiana Public Facilities Authority, Revenue Bonds, Archdiocese
of New Orleans, Refunding Series 2017
5 .000 07/01/37 830,000
25,000 (d) Louisiana Public Facilities Authority, Revenue Bonds, Ochsner
Clinic Foundation Project, Refunding Series 2016, (Pre-refunded
5/15/26)
5 .000 05/15/30 25,604
1,095,000 Louisiana Public Facilities Authority, Revenue Bonds, Ochsner
Clinic Foundation Project, Refunding Series 2016
5 .000 05/15/30 1,115,017

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LOUISIANA (continued)
$ 35,000 (d) Louisiana Public Facilities Authority, Revenue Bonds, Ochsner
Clinic Foundation Project, Refunding Series 2016, (Pre-refunded
5/15/26)
5 .000% 05/15/32 $ 35,846
3,420,000 Louisiana Public Facilities Authority, Revenue Bonds, Ochsner
Clinic Foundation Project, Refunding Series 2016
5 .000 05/15/32 3,479,187
40,000 (d) Louisiana Public Facilities Authority, Revenue Bonds, Ochsner
Clinic Foundation Project, Refunding Series 2016, (Pre-refunded
5/15/26)
5 .000 05/15/33 40,967
3,675,000 Louisiana Public Facilities Authority, Revenue Bonds, Ochsner
Clinic Foundation Project, Refunding Series 2016
5 .000 05/15/33 3,736,229
1,000,000 Louisiana Public Facilities Authority, Revenue Bonds, Ochsner
Clinic Foundation Project, Series 2015
5 .000 05/15/31 1,004,974
1,100,000 Louisiana Publics Facilities Authority, Louisiana, Revenue Bonds,
I-10 Calcasieu River Bridge Public-Private Partnership Project,
Senior Lien Series 2024, (AMT)
5 .500 09/01/54 1,163,703
5,000,000 Louisiana State, General Obligation Bonds, Series 2016A 5 .000 09/01/34 5,140,053
900,000 New Orleans Aviation Board, Louisiana, General Airport Revenue
Bonds, Louis Armstrong New Orleans International Airport,
Series 2023B, (AMT)
5 .000 01/01/37 954,951
980,000 New Orleans Aviation Board, Louisiana, General Airport Revenue
Bonds, Louis Armstrong New Orleans International Airport,
Series 2023B, (AMT)
5 .000 01/01/39 1,032,086
1,420,000 New Orleans Aviation Board, Louisiana, General Airport Revenue
Bonds, Louis Armstrong New Orleans International Airport,
Series 2023B, (AMT)
5 .000 01/01/40 1,489,597
5,195,000 New Orleans, Louisiana, General Obligation Bonds, Public
Improvement Series 2021A
5 .000 12/01/26 5,373,467
6,105,000 New Orleans, Louisiana, General Obligation Bonds, Public
Improvement Series 2024A
5 .000 12/01/40 6,654,318
480,000 New Orleans, Louisiana, General Obligation Bonds, Refunding
Series 2015
5 .000 12/01/25 486,989
795,000 New Orleans, Louisiana, General Obligation Bonds, Refunding
Series 2015
5 .000 12/01/27 808,451
605,000 New Orleans, Louisiana, Sewerage Service Revenue Bonds,
Refunding Series 2014
5 .000 06/01/25 605,722
410,000 (d) New Orleans, Louisiana, Sewerage Service Revenue Bonds,
Series 2015, (Pre-refunded 6/01/25)
5 .000 06/01/30 413,091
775,000 (d) New Orleans, Louisiana, Sewerage Service Revenue Bonds,
Series 2015, (Pre-refunded 6/01/25)
5 .000 06/01/32 780,842
1,000,000 (d) New Orleans, Louisiana, Sewerage Service Revenue Bonds,
Series 2015, (Pre-refunded 6/01/25)
5 .000 06/01/33 1,007,539
1,075,000 (d) New Orleans, Louisiana, Sewerage Service Revenue Bonds,
Series 2015, (Pre-refunded 6/01/25)
5 .000 06/01/35 1,083,104
3,265,000 (b) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics,
L.P. Project, Series 2010B, (Mandatory Put 6/01/30)
6 .100 12/01/40 3,585,674
3,405,000 (b) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics,
L.P. Project, Series 2011, (Mandatory Put 6/01/25)
5 .850 08/01/41 3,429,105
2,050,000 Saint John the Baptist Parish, Louisiana, Revenue Bonds,
Marathon Oil Corporation Project, Refunding Series 2017B-2,
(Mandatory Put 7/01/26)
2 .375 06/01/37 2,010,204
18,035,000 Saint John the Baptist Parish, Louisiana, Revenue Bonds,
Marathon Oil Corporation Project, Refunding Series 2017C,
(Mandatory Put 7/03/28)
3 .300 06/01/37 17,765,081
760,000 Shreveport, Louisiana, Water and Sewer Revenue Bonds, Junior
Lien Series 2019B - AGM Insured
5 .000 12/01/26 784,106
1,475,000 Shreveport, Louisiana, Water and Sewer Revenue Bonds, Junior
Lien Series 2019B - AGM Insured
5 .000 12/01/29 1,555,223
1,500,000 Shreveport, Louisiana, Water and Sewer Revenue Bonds, Junior
Lien Series 2019B - AGM Insured
5 .000 12/01/30 1,574,339
1,795,000 Shreveport, Louisiana, Water and Sewer Revenue Bonds, Junior
Lien Series 2019B - AGM Insured
5 .000 12/01/32 1,870,834
1,630,000 Shreveport, Louisiana, Water and Sewer Revenue Bonds, Junior
Lien Series 2019B - AGM Insured
4 .000 12/01/33 1,642,534

Portfolio of Investments December 31, 2024
(continued)
Intermediate Duration Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LOUISIANA (continued)
$ 6,005,000 Shreveport, Louisiana, Water and Sewer Revenue Bonds, Junior
Lien Series 2019B - AGM Insured
3 .000% 12/01/35 $ 5,497,569
TOTAL LOUISIANA 145,709,360
MAINE - 0.6%
4,560,000 Maine Health and Higher Educational Facilities Authority
Revenue Bonds, Eastern Maine Medical Center Obligated Group
Issue, Series 2016A
4 .000 07/01/41 3,959,476
5,685,000 Maine Health and Higher Educational Facilities Authority
Revenue Bonds, Eastern Maine Medical Center Obligated Group
Issue, Series 2016A
4 .000 07/01/46 4,773,342
840,000 Maine Health and Higher Educational Facilities Authority,
Revenue Bonds, MaineHealth Issue, Series 2020A
4 .000 07/01/37 845,924
200,000 Maine Health and Higher Educational Facilities Authority,
Revenue Bonds, Series 2021A - AGM Insured
5 .000 07/01/26 205,380
150,000 Maine Health and Higher Educational Facilities Authority,
Revenue Bonds, Series 2021A - AGM Insured
5 .000 07/01/27 156,727
240,000 Maine Health and Higher Educational Facilities Authority,
Revenue Bonds, Series 2021A - AGM Insured
5 .000 07/01/28 254,605
685,000 Maine Health and Higher Educational Facilities Authority,
Revenue Bonds, Series 2021A - AGM Insured
2 .500 07/01/29 667,426
200,000 Maine Health and Higher Educational Facilities Authority,
Revenue Bonds, Series 2021A - AGM Insured
5 .000 07/01/30 217,920
10,000,000 Maine State Housing Authority, Multifamily Mortgage Purchase
Bonds, Series 2020B
2 .350 11/15/40 7,516,512
3,125,000 Maine State Housing Authority, Multifamily Mortgage Purchase
Bonds, Series 2021A
2 .050 11/15/41 2,174,333
7,425,000 Maine State Housing Authority, Multifamily Mortgage Purchase
Bonds, Series 2022A
2 .400 11/15/41 5,546,536
6,280,000 Maine State Housing Authority, Single Family Mortgage Purchase
Bonds, Series 2020D
2 .550 11/15/40 4,891,056
3,250,000 Maine State Housing Authority, Single Family Mortgage Purchase
Bonds, Series 2021B
2 .200 11/15/41 2,295,675
10,675,000 Maine State Housing Authority, Single Family Mortgage Purchase
Bonds, Social Series 2021C
2 .150 11/15/41 7,583,750
3,000,000 Maine State Housing Authority, Single Family Mortgage Purchase
Bonds, Social Series 2021D
2 .400 11/15/41 2,230,412
1,355,000 Maine State Housing Authority, Single Family Mortgage Purchase
Bonds, Social Series 2024C
4 .550 11/15/44 1,356,711
TOTAL MAINE 44,675,785
MARYLAND - 1.6%
1,270,000 Baltimore County, Maryland, Revenue Bonds, Oak Crest Village,
Series 2016
3 .250 01/01/31 1,218,060
3,365,000 Baltimore County, Maryland, Revenue Bonds, Oak Crest Village,
Series 2016
5 .000 01/01/37 3,389,158
1,760,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5 .000 09/01/27 1,784,581
2,780,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5 .000 09/01/29 2,812,379
1,000,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5 .000 09/01/30 1,011,339
1,365,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5 .000 09/01/31 1,379,235
145,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5 .000 09/01/34 145,909
1,500,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5 .000 09/01/39 1,495,219
2,800,000 Charles County, Maryland, General Obligation Bonds, Refunding
& Consolidated Public Improvement Series 2017
2 .400 10/01/29 2,633,127
3,000,000 Howard County Housing Commission, Maryland, Revenue
Bonds, Columbia Landing Project, Refunding Series 2021A
1 .600 06/01/29 2,643,581
5,000,000 Howard County, Maryland, General Obligation Bonds,
Consolidated Public Improvement Project, Series 2018A
3 .000 02/15/30 4,853,150

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MARYLAND (continued)
$ 22,335,000 Maryland Community Development Administration Department
of Housing and Community Development, Residential Revenue
Bonds, Series 2019C
3 .000% 09/01/39 $ 18,784,077
10,375,000 Maryland Community Development Administration Department
of Housing and Community Development, Residential Revenue
Bonds, Series 2020A
2 .500 09/01/40 8,024,402
15,055,000 Maryland Community Development Administration Department
of Housing and Community Development, Residential Revenue
Bonds, Series 2021A
1 .950 09/01/41 10,041,483
13,245,000 Maryland Community Development Administration Department
of Housing and Community Development, Residential Revenue
Bonds, Series 2021B
2 .100 09/01/41 9,338,971
20,000,000 Maryland Community Development Administration Department
of Housing and Community Development, Residential Revenue
Bonds, Series 2021C
2 .450 09/01/41 15,048,534
1,000,000 Maryland Economic Development Corporation, Student Housing
Revenue Bonds, University of Maryland, College Park Project,
Refunding Series 2016 - AGM Insured
5 .000 06/01/28 1,020,943
7,000,000 Maryland Health and HIgher Educational Facilities
Authority,  Revenue Bonds, University of Maryland Medical
Systems, Series 2020B-2, (Mandatory Put 7/01/27)
5 .000 07/01/45 7,224,218
805,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds,  Mercy Medical Center, Series 2016A
5 .000 07/01/32 818,469
2,250,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds,  Mercy Medical Center, Series 2016A
5 .000 07/01/33 2,286,100
1,650,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds,  Mercy Medical Center, Series 2016A
5 .000 07/01/34 1,675,094
2,000,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds,  Mercy Medical Center, Series 2016A
5 .000 07/01/35 2,028,707
1,570,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds,  Mercy Medical Center, Series 2016A
5 .000 07/01/36 1,590,233
1,000,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Adventist HealthCare Issue, Series 2021B
4 .000 01/01/39 947,458
15,025,000 Maryland State, General Obligation Bonds, State and Local
Facilities Loan, Second Series 2020A-2
5 .000 08/01/25 15,199,427
7,080,000 Maryland Transportation Authority, Revenue Bonds,
Transportation Facilities Projects, Refunding Series 2024A
5 .000 07/01/37 8,056,726
TOTAL MARYLAND 125,450,580
MASSACHUSETTS - 1.0%
835,000 Massachusetts Development Finance Agency Revenue Bonds,
Lawrence General Hospital Issue, Series 2014A
5 .000 07/01/26 831,007
680,000 Massachusetts Development Finance Agency Revenue Bonds,
Lawrence General Hospital Issue, Series 2014A
5 .000 07/01/27 674,094
925,000 Massachusetts Development Finance Agency Revenue Bonds,
Lawrence General Hospital Issue, Series 2014A
5 .000 07/01/28 911,670
960,000 Massachusetts Development Finance Agency Revenue Bonds,
Lawrence General Hospital Issue, Series 2014A
5 .000 07/01/29 940,820
4,800,000 (b) Massachusetts Development Finance Agency Revenue
Refunding Bonds, NewBridge on the Charles, Inc. Issue, Series
2017
4 .000 10/01/32 4,616,836
1,968,811 (b),(c) Massachusetts Development Finance Agency, Health Care
Facility Revenue Bonds, Adventcare Project, Series 2007A
6 .650 10/15/28 20
1,670,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston Medical Center Issue, Series 2016E
3 .375 07/01/36 1,494,250
2,275,000 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2018J-2
5 .000 07/01/33 2,377,533
1,085,000 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2018J-2
5 .000 07/01/38 1,123,992
4,550,000 Massachusetts Development Finance Agency, Revenue Bonds,
Harvard University, Series 2024B
5 .000 02/15/33 5,234,284
415,000 (b) Massachusetts Development Finance Agency, Revenue Bonds,
Milford Regional Medical Center Issue, Series 2020G
5 .000 07/15/32 438,777

Portfolio of Investments December 31, 2024
(continued)
Intermediate Duration Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MASSACHUSETTS (continued)
$ 320,000 (b) Massachusetts Development Finance Agency, Revenue Bonds,
Milford Regional Medical Center Issue, Series 2020G
5 .000% 07/15/33 $ 337,231
300,000 (b) Massachusetts Development Finance Agency, Revenue Bonds,
Milford Regional Medical Center Issue, Series 2020G
5 .000 07/15/34 315,273
270,000 (b) Massachusetts Development Finance Agency, Revenue Bonds,
Milford Regional Medical Center Issue, Series 2020G
5 .000 07/15/35 282,809
135,000 (b) Massachusetts Development Finance Agency, Revenue Bonds,
Milford Regional Medical Center Issue, Series 2020G
5 .000 07/15/36 141,332
145,000 (b) Massachusetts Development Finance Agency, Revenue Bonds,
Milford Regional Medical Center Issue, Series 2020G
5 .000 07/15/37 151,266
250,000 Massachusetts Development Finance Agency, Revenue Bonds,
Phillips Academy, Refunding Series 2024A
5 .000 09/01/30 278,602
425,000 Massachusetts Development Finance Agency, Revenue Bonds,
Phillips Academy, Refunding Series 2024A
5 .000 09/01/32 484,788
225,000 Massachusetts Development Finance Agency, Revenue Bonds,
Phillips Academy, Refunding Series 2024A
5 .000 09/01/33 259,003
200,000 Massachusetts Development Finance Agency, Revenue Bonds,
Phillips Academy, Refunding Series 2024A
5 .000 09/01/35 231,299
275,000 Massachusetts Development Finance Agency, Revenue Bonds,
Phillips Academy, Refunding Series 2024A
5 .000 09/01/36 316,315
1,080,000 Massachusetts Development Finance Agency, Revenue Bonds,
Simmons University Issue, Series 2018L
5 .000 10/01/30 1,096,806
1,240,000 Massachusetts Development Finance Agency, Revenue Bonds,
Simmons University Issue, Series 2018L
5 .000 10/01/31 1,256,805
1,775,000 Massachusetts Development Finance Agency, Revenue Bonds,
Simmons University Issue, Series 2018L
5 .000 10/01/32 1,795,427
1,130,000 Massachusetts Development Finance Agency, Revenue Bonds,
Southcoast Health System Obligated Group Issue, Series 2021G
5 .000 07/01/35 1,209,257
1,045,000 Massachusetts Development Finance Agency, Revenue Bonds,
Southcoast Health System Obligated Group Issue, Series 2021G
5 .000 07/01/36 1,115,130
4,250,000 Massachusetts Development Finance Agency, Revenue Bonds,
UMass Memorial Health Care Obligated Group Issue, Series
2017L
3 .625 07/01/37 3,739,207
4,245,000 Massachusetts Development Finance Agency, Revenue Bonds,
Wellforce Issue, Series 2019A
4 .000 07/01/37 3,937,533
1,220,000 Massachusetts Development Finance Agency, Revenue Bonds,
Williams College, Series 2011N, (Mandatory Put 7/01/25)
0 .450 07/01/41 1,196,858
1,640,000 Massachusetts Housing Finance Agency, Housing Bonds, Series
2019B-1
3 .000 12/01/39 1,376,010
2,875,000 Massachusetts Housing Finance Agency, Housing Bonds,
Sustainability Green Series 2021A-1
2 .125 12/01/41 2,030,747
2,100,000 Massachusetts Housing Finance Agency, Housing Bonds,
Sustainability Green Series 2023A-3
3 .050 12/01/27 2,073,862
3,000,000 Massachusetts Housing Finance Agency, Housing Bonds,
Sustainability Series 2019C-1
2 .900 12/01/39 2,474,830
1,900,000 Massachusetts Housing Finance Agency, Multifamily Housing
Bonds, Green Sustainability Series 2024A1
4 .550 12/01/44 1,902,139
5,350,000 Massachusetts Housing Finance Agency, Multifamily Housing
Bonds, Green Sustainability Series 2024B3
3 .500 06/01/29 5,312,168
7,570,000 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Series 2019-214
2 .800 12/01/39 6,168,657
2,330,000 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Series 2020-218
2 .300 12/01/40 1,733,890
4,930,000 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2020-220
2 .125 12/01/40 3,551,631
4,935,000 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2021-221
2 .200 12/01/41 3,467,253
2,935,000 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2021-223
2 .350 06/01/39 2,275,100
1,555,000 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2024-234
4 .100 12/01/39 1,532,164
2,800,000 Massachusetts State, General Obligation Bonds, Refunding
Series 2024B
5 .000 11/01/37 3,190,098

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MASSACHUSETTS (continued)
$ 2,800,000 Massachusetts State, General Obligation Bonds, Refunding
Series 2024B
5 .000% 11/01/38 $ 3,177,618
TOTAL MASSACHUSETTS 77,054,391
MICHIGAN - 2.3%
665,000 Marquettte, Michigan, Electric Utility System Revenue Bonds,
Refunding Series 2016A
5 .000 07/01/30 679,019
11,270,000 Michigan Finance Authority, Hospital Revenue Bonds, McLaren
Health Care, Refunding Series 2015D-1, (Mandatory Put 4/13/28)
1 .200 10/15/30 10,402,079
17,335,000 Michigan Finance Authority, Hospital Revenue Bonds, McLaren
Health Care, Refunding Series 2015D-2, (Mandatory Put 4/13/28)
1 .200 10/15/38 16,000,004
5,010,000 Michigan Finance Authority, Local Government Loan Program
Revenue Bonds, Detroit Water & Sewerage Department Sewage
Disposal System Local Project, Second Lien Series 2015C
5 .000 07/01/34 5,035,766
10,585,000 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity
Health Credit Group, Refunding Series 2022B-MI, (Mandatory Put
12/01/28)
5 .000 12/01/43 11,148,199
1,800,000 Michigan Finance Authority, Tobacco Settlement Asset- Backed
Bonds, 2007 Sold Tobacco Receipts, Senior Current Interest
Series 2020A-CL-1
5 .000 06/01/28 1,884,980
2,500,000 Michigan Finance Authority, Tobacco Settlement Asset- Backed
Bonds, 2007 Sold Tobacco Receipts, Senior Current Interest
Series 2020A-CL-1
5 .000 06/01/33 2,662,373
2,435,000 Michigan Finance Authority, Tobacco Settlement Asset- Backed
Bonds, 2007 Sold Tobacco Receipts, Senior Current Interest
Series 2020A-CL-1
4 .000 06/01/34 2,447,683
1,000,000 Michigan Finance Authority, Tobacco Settlement Asset- Backed
Bonds, 2007 Sold Tobacco Receipts, Senior Current Interest
Series 2020A-CL-1
4 .000 06/01/35 1,002,358
2,470,000 Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2018A
3 .800 10/01/38 2,360,425
8,730,000 Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2021A
2 .250 10/01/41 6,239,476
7,695,000 Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2024A
3 .700 04/01/30 7,713,402
2,255,000 Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Fixed Rate Series 2018C
3 .650 12/01/39 2,090,916
13,000,000 Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Series 2019B
2 .950 12/01/39 10,797,045
25,205,000 Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Series 2020C
2 .600 12/01/40 19,800,751
9,620,000 Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Social Series 2021A
2 .150 12/01/41 6,830,304
9,000,000 Michigan State Building Authority, Revenue Bonds, Facilities
Program, Refunding Series 2015-I
5 .000 10/15/45 9,056,733
22,850,000 Michigan Strategic Fund, Limited Obligation Pollution Control
Revenue Refunding Bonds, Detroit Edison Company, Variable
Rate Demand Obligations, Series 1995CC
1 .450 09/01/30 19,209,597
21,550,000 Michigan Strategic Fund, Limited Obligation Revenue Bonds,
Detroit Edison Company Exempt Facilities Project, Refunding
Variable Rate Series 2008ET-2
1 .350 08/01/29 18,665,494
2,255,000 Michigan Strategic Fund, Limited Obligation Revenue Bonds,
Graphic Packaging International, LLC Coated Recycled Board
Machine Project, Green Series 2021, (AMT), (Mandatory Put
10/01/26)
4 .000 10/01/61 2,249,616
8,125,000 Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Refunding Series
2015F, (AMT)
5 .000 12/01/28 8,209,580
3,765,000 Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Refunding Series
2015F, (AMT)
5 .000 12/01/32 3,794,064
5,295,000 Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Refunding Series
2015F, (AMT)
5 .000 12/01/33 5,333,417

Portfolio of Investments December 31, 2024
(continued)
Intermediate Duration Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MICHIGAN (continued)
$ 5,000,000 Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Refunding Series
2015F, (AMT)
5 .000% 12/01/34 $ 5,033,542
TOTAL MICHIGAN 178,646,823
MINNESOTA - 1.3%
1,910,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated Group,
Series 2018A
5 .000 02/15/33 1,988,918
1,150,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated Group,
Series 2018A
5 .000 02/15/37 1,186,276
7,085,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated Group,
Series 2018A
4 .250 02/15/43 6,975,548
7,550,000 Edina Independent School District 273, Hennepin County,
Minnesota, General Obligation Bonds, Facilities Maintenance
Capital Notes Alternative Facilities and School Building
Refunding Series 2024A
5 .000 02/01/28 7,999,883
6,585,000 Edina Independent School District 273, Hennepin County,
Minnesota, General Obligation Bonds, Facilities Maintenance
Capital Notes Alternative Facilities and School Building
Refunding Series 2024A
3 .000 02/01/36 6,171,716
13,970,000 Minneapolis, Minnesota, Health Care System Revenue Bonds,
Allina Health System, Series 2023A, (Mandatory Put 11/15/28)
5 .000 11/15/52 14,749,864
1,370,000 Minneapolis-Saint Paul Housing and Redevelopment Authority,
Minnesota, Health Care System Revenue Bonds, Allina Health
System, Refunding Series 2017A
5 .000 11/15/28 1,425,056
5,000,000 Minneapolis-Saint Paul Metropolitan Council, Minnesota, General
Obligation Wastewater Revenue Bonds, Series 2015C
3 .500 03/01/28 5,001,485
1,000,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien
Series 2019B, (AMT)
5 .000 01/01/27 1,025,990
2,850,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Subordinate Series 2024A,
(AMT)
5 .000 01/01/28 2,957,519
3,560,205 Minnesota Housing Finance Agency, Homeownership Finance
Bonds, Mortgage-Backed Securities Program, Series 2017E
2 .850 06/01/47 2,917,976
2,595,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2013C
3 .900 07/01/43 2,422,536
6,065,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020B
2 .625 01/01/40 4,822,066
5,955,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020B
3 .500 07/01/50 5,906,571
5,430,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020E
2 .500 07/01/40 4,207,378
4,605,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020I
2 .000 07/01/40 3,236,236
4,110,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2021D
2 .200 07/01/41 2,904,105
9,245,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2021H
2 .350 07/01/41 6,730,139
4,235,000 Minnesota Municipal Gas Agency, Commodity Supply Revenue
Bonds, Series 2022A, (Mandatory Put 12/01/27)
4 .000 12/01/52 4,265,499
6,445,000 Saint Paul Independent School District 625, Ramsey County,
Minnesota, Certificates of Participation, Series 2018B
3 .500 02/01/39 6,241,341
2,650,000 White Bear Lake Independent School District 624, Ramsey
County, Minnesota, General Obligation Bonds, Facilities
Maintenance Series 2021A
2 .000 02/01/28 2,489,534
3,095,000 White Bear Lake Independent School District 624, Ramsey
County, Minnesota, General Obligation Bonds, Facilities
Maintenance Series 2021A
2 .000 02/01/29 2,851,645

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MINNESOTA (continued)
$ 4,135,000 White Bear Lake Independent School District 624, Ramsey
County, Minnesota, General Obligation Bonds, Facilities
Maintenance Series 2021A
2 .000% 02/01/30 $ 3,738,719
TOTAL MINNESOTA 102,216,000
MISSISSIPPI - 0.3%
5,595,000 Mississippi Business Finance Corporation, Pollution Control
Revenue, Mississippi Power, Series 2002
3 .200 09/01/28 5,542,956
1,000,000 Mississippi Business Finance Corporation, Revenue Bonds,
System Energy Resources, Inc. Project, Refunding Series 2021
2 .375 06/01/44 632,102
2,490,000 Mississippi Home Corporation, Single Family Mortgage Revenue
Bonds, Series 2020A
2 .450 12/01/39 1,953,076
2,170,000 Mississippi Home Corporation, Single Family Mortgage Revenue
Bonds, Series 2020A
3 .750 06/01/49 2,163,459
1,470,000 Mississippi Home Corporation, Single Family Mortgage Revenue
Bonds, Series 2021A
2 .000 12/01/40 1,026,402
2,830,000 Mississippi Home Corporation, Single Family Mortgage Revenue
Bonds, Series 2024A
4 .000 12/01/39 2,779,873
6,560,000 Mississippi Home Corporation, Single Family Mortgage Revenue
Bonds, Series 2024C
4 .650 12/01/44 6,590,781
2,000,000 Mississippi State, Gaming Tax Revenue Bonds, Series 2019A 5 .000 10/15/37 2,068,549
1,590,000 Mississippi State, Gaming Tax Revenue Bonds, Series 2019A 4 .000 10/15/38 1,551,113
TOTAL MISSISSIPPI 24,308,311
MISSOURI - 1.3%
1,010,000 Cape Girardeau County Industrial Development Authority,
Missouri, Health Facilities Revenue Bonds, Southeasthealth,
Series 2016A
6 .000 03/01/33 1,031,533
4,110,000 Curators of the University of Missouri, System Facilities Revenue
Bonds, Series 2024
5 .000 11/01/34 4,746,656
3,705,000 Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport
Project, Refunding Series 2019A, (AMT)
5 .000 03/01/38 3,814,924
8,000,000 Kansas City, Missouri, Sanitary Sewer System Revenue Bonds,
Refunding & Improvement Series 2016A
4 .000 01/01/40 7,990,626
4,595,000 Kansas City, Missouri, Water Revenue Bonds, Series 2017A 4 .000 12/01/39 4,602,702
4,000,000 Ladue School District, Saint Louis County, Missouri, General
Obligation Bonds, Series 2021
2 .000 03/01/32 3,399,323
3,000,000 Lees Summit Industrial Development Authority, Missouri,
Revenue Bonds, John Knox Village, Series 2024A
5 .000 08/15/39 3,144,591
10,425,000 Missouri Environmental Improvement and Energy Resources
Authority, Revenue Bonds, Union Electric Company Project,
Refunding Series 1998A
2 .900 09/01/33 9,311,523
12,000,000 Missouri Environmental Improvement and Energy Resources
Authority, Revenue Bonds, Union Electric Company Project,
Series 1998B
2 .900 09/01/33 10,718,300
15,085,000 Missouri Environmental Improvement and Energy Resources
Authority, Revenue Bonds, Union Electric Company Project,
Series 1998C
2 .750 09/01/33 13,376,529
12,040,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, BJC Health System, Series 2021B,
(Mandatory Put 5/01/26)
4 .000 05/01/51 12,162,602
1,470,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Home Ownership Loan
Program Series 2024C
4 .550 11/01/44 1,470,874
5,115,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Home Ownership Loan
Program Series 2024E
4 .450 11/01/44 5,064,272
3,000,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Home Ownership Loan
Program Series 2024G
3 .950 11/01/39 2,907,917
3,565,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Homeownership Loan
Program, Series 2019C
2 .750 11/01/39 2,878,837

Portfolio of Investments December 31, 2024
(continued)
Intermediate Duration Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MISSOURI (continued)
$ 1,500,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Homeownership Loan
Program, Series 2020A
2 .550% 11/01/40 $ 1,168,700
1,015,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Homeownership Loan
Program, Series 2021A
2 .150 11/01/41 721,445
4,215,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Homeownership Loan
Program, Series 2021B
2 .000 11/01/41 2,903,542
5,000,000 Springfield, Missouri, Public Utility Revenue Bonds, Refunding
Series 2015
4 .000 08/01/35 5,001,434
5,000,000 Springfield, Missouri, Public Utility Revenue Bonds, Refunding
Series 2015
4 .000 08/01/36 5,000,172
980,000 Stoddard County Industrial Development Authority, Missouri,
Health Facility Revenue Bonds, Southeasthealth, Series 2016B
6 .000 03/01/37 1,001,397
TOTAL MISSOURI 102,417,899
MONTANA - 0.4%
1,505,000 Cascade County High School District A Great Falls, Montana,
General Obligation Bonds, School Buidling Series 2018
5 .000 07/01/38 1,592,378
25,675,000 Forsyth, Montana Pollution Control Revenue Bonds, Portland
General Electric Company Project, Refunding Series 1998A
2 .125 05/01/33 21,479,389
2,675,000 Forsyth, Rosebud County, Montana, Pollution Control Revenue
Refunding Bonds, Northwestern Corporation Colstrip Project,
Series 2023
3 .875 07/01/28 2,703,093
1,000,000 Gallatin County School District 44 Belgrade, Montana, General
Obligation Bonds, School Building Series 2019
4 .000 06/01/33 1,026,251
1,045,000 Montana Board of Housing, Single Family Mortgage Bonds,
Series 2021A-1
2 .000 12/01/41 718,988
1,725,000 Montana Board of Housing, Single Family Mortgage Bonds,
Series 2021B
2 .000 12/01/41 1,186,846
1,055,000 Montana Board of Housing, Single Family Mortgage Bonds,
Series 2024A
3 .950 12/01/39 1,019,781
1,000,000 Montana Board of Housing, Single Family Mortgage Bonds,
Series 2024A
4 .450 12/01/44 993,013
490,000 Montana Board of Housing, Single Family Mortgage Bonds,
Series 2024B
3 .900 12/01/39 468,115
810,000 Montana Board of Housing, Single Family Mortgage Bonds,
Series 2024B
4 .300 12/01/44 793,420
565,000 Montana Facility Finance Authority, Montana, Health Facilities
Reveue Bonds, Bozeman Deaconess Health Services Obligated
Group, Series 2018
3 .250 06/01/32 535,817
TOTAL MONTANA 32,517,091
NATIONAL - 0.5%
18,790,000 (b) Federal Home Loan Mortgage Corporation, National, Multifamily
Variable Rate Certificates Relating to Corporate Taxable Debt
Series 2019
3 .150 01/15/36 16,520,801
19,574,716 Federal Home Loan Mortgage Corporation, National, Multifamily
Variable Rate Certificates Relating to Municipal Securities Class A
Series 2019M-053
2 .550 06/15/35 16,507,669
5,096,028 Freddie Mac Multifamily ML Certificates 3 .400 01/25/36 4,770,011
TOTAL NATIONAL 37,798,481
NEBRASKA - 0.9%
6,640,000 Central Plains Energy Project, Nebraska, Gas Project 4 Revenue
Bonds, Refunding Series 2023A-1, (Mandatory Put 11/01/29)
5 .000 05/01/54 6,984,358
2,025,000 Douglas County Hospital Authority 2, Nebraska, Hospital
Revenue Bonds, Madonna Rehabilitation Hospital Project, Series
2014
5 .000 05/15/28 2,025,815
8,520,000 Douglas County Hospital Authority 2, Nebraska, Hospital
Revenue Bonds, Madonna Rehabilitation Hospital Project, Series
2014
5 .000 05/15/44 8,502,865
1,000,000 Lincoln, Nebraska, Airport Revenue Bonds, Series 2021, (AMT) 4 .000 07/01/36 988,761

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEBRASKA (continued)
$ 530,000 Madison County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Faith Regional Health Services Project, Series
2018
5 .000% 07/01/25 $ 532,927
750,000 Madison County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Faith Regional Health Services Project, Series
2018
5 .000 07/01/26 753,409
200,000 Madison County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Faith Regional Health Services Project, Series
2018
5 .000 07/01/27 200,662
835,000 Madison County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Faith Regional Health Services Project, Series
2018
5 .000 07/01/28 836,749
485,000 Madison County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Faith Regional Health Services Project, Series
2018
5 .000 07/01/29 485,975
1,000,000 Madison County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Faith Regional Health Services Project, Series
2018
5 .000 07/01/30 1,000,730
180,000 Madison County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Faith Regional Health Services Project, Series
2018
5 .000 07/01/33 180,037
160,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Series 2019D
2 .600 09/01/34 138,502
7,205,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Series 2019D
2 .850 09/01/39 5,932,747
10,000,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Series 2020A
2 .550 09/01/40 7,804,600
595,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Series 2021A
1 .950 09/01/37 442,610
17,770,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Series 2021C
2 .300 09/01/41 12,781,732
2,290,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Series 2023A
4 .125 09/01/38 2,283,329
1,380,000 Papillion-LaVista School District 27, Sarpy County, Nebraska,
General Obligation Bonds, Refunding Series 2020B
4 .000 12/01/26 1,407,903
1,775,000 Sarpy County School District 037 Gretna Public Schools,
Nebraska, General Obligation Bonds, Refunding Series 2019
4 .000 06/15/33 1,811,417
2,240,000 Sarpy County, Nebraska, Limited Tax Highway Allocation Fund
Pledge Bonds, Series 2021
2 .000 06/01/27 2,139,467
6,320,000 Saunders County School District 1, Ashland-Greenwood,
Nebraska, General Obligation Bonds, Series 2021
2 .000 12/15/50 3,504,020
3,660,000 Scotts Bluff County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Regional West Medical Center Project,
Refunding & Improvement Series 2016A
5 .250 02/01/28 3,673,335
1,355,000 Scotts Bluff County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Regional West Medical Center Project,
Refunding & Improvement Series 2016A
5 .250 02/01/29 1,356,810
5,885,000 Southeast Community College Area, Nebraska, Certificates of
Participation, Series 2018
3 .375 12/15/37 5,606,300
TOTAL NEBRASKA 71,375,060
NEVADA - 0.3%
1,675,000 Henderson, Nevada, Limited Obligation Bonds, Local
Improvement District T-18 Inspirada, Refunding Series 2016
4 .000 09/01/32 1,611,713
2,175,000 Henderson, Nevada, Limited Obligation Bonds, Local
Improvement District T-18 Inspirada, Refunding Series 2016
4 .000 09/01/35 1,991,949
3,585,000 Las Vegas Convention and Visitors Authority, Nevada, Revenue
Bonds, Refunding Series 2017B
4 .000 07/01/34 3,611,792
2,860,000 Nevada Housing Division, Single Family Housing Mortgage
Revenue Bonds, Refunding Series 2021A
2 .200 10/01/41 2,013,880
1,615,000 (b) Sparks, Nevada, Sales Tax Revenue Bonds, Tourism Improvement
District 1 Legends at Sparks Marina, Refunding Senior Series
2019A
2 .750 06/15/28 1,574,087

Portfolio of Investments December 31, 2024
(continued)
Intermediate Duration Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEVADA (continued)
$ 6,760,000 Washoe County School District, Nevada, General Obligation
Bonds, Limited Tax Improvement Series 2024B
3 .000% 06/01/38 $ 6,258,494
4,000,000 Washoe County, Nevada, Gas and Water Facilities Revenue
Bonds, Sierra Pacific Power Company, Refunding Series 2016B,
(Mandatory Put 10/01/29)
3 .625 03/01/36 4,006,211
TOTAL NEVADA 21,068,126
NEW HAMPSHIRE - 1.0%
16,990,143 National Finance Authority, New Hampshire, Municipal
Certificates Series 2020-1 Class A
4 .125 01/20/34 16,876,461
10,529,690 National Finance Authority, New Hampshire, Municipal
Certificates Series 2022-2 Class A
4 .000 10/20/36 10,158,209
6,288,284 National Finance Authority, New Hampshire, Municipal
Certificates Social Series 2024-1 Class A
4 .250 07/20/41 6,112,758
5,600,285 National Finance Authority, New Hampshire, Municipal
Certificates Social Series 2024-2 Class A
3 .625 08/20/39 5,225,073
5,800,000 National Finance Authority, New Hampshire, Municipal
Certificates Social Series 2024-4 Class A
4 .180 11/20/39 5,689,335
14,000,000 New Hampshire Business Finance Authority, Pollution Control
Revenue Bonds, United Illuminating Company, Refunding Series
2003A
4 .500 10/01/33 14,294,083
1,145,000 (d) New Hampshire Business Finance Authority, Water Facility
Revenue Bonds, Pennichuck Water Works Inc. Project , Series
2015A., (Pre-refunded 1/01/26), (AMT)
4 .250 01/01/36 1,152,732
1,000,000 New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Concord Hospital, Series 2021A
4 .000 10/01/32 1,010,997
1,000,000 New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Concord Hospital, Series 2021A
4 .000 10/01/34 1,006,998
1,000,000 New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Concord Hospital, Series 2021A
4 .000 10/01/38 986,565
1,000,000 New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Elliot Hospital, Series 2016
5 .000 10/01/38 1,007,098
1,235,000 New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Southern New Hampshire Medical Center,
Series 2016
3 .500 10/01/34 1,200,390
1,515,000 New Hampshire Housing Finance Authority, Single Family
Mortgage Acquisition Bonds, Social Series 2024A
4 .050 07/01/39 1,496,939
2,320,000 New Hampshire Housing Finance Authority, Single Family
Mortgage Acquisition Bonds, Social Series 2024A
4 .500 07/01/44 2,303,368
10,370,000 New Hampshire Housing Finance Authority, Single Family
Mortgage Acquisition Bonds, Social Series 2024C
4 .450 07/01/44 10,268,794
TOTAL NEW HAMPSHIRE 78,789,800
NEW JERSEY - 3.2%
5,925,000 Bergen County Improvement Authority, New Jersey, County
Guaranteed Governmental Pooled Project Notes, Series 2024
4 .500 05/28/25 5,953,275
1,580,000 Borough of Fair Lawn, Bergen County, New Jersey, General
Obligation Bonds, General Capital and Water Utility Series 2021
2 .000 09/01/32 1,342,630
1,220,000 Clifton, New Jersey, General Obligation Bonds, Refunding Series
2021 - BAM Insured
2 .000 08/15/29 1,109,170
2,075,000 Clifton, New Jersey, General Obligation Bonds, Refunding Series
2021 - BAM Insured
2 .000 08/15/30 1,840,244
2,060,000 Clifton, New Jersey, General Obligation Bonds, Refunding Series
2021 - BAM Insured
2 .000 08/15/31 1,775,106
10,000,000 East Brunswick Township, Middlesex County, New Jersey,
General Obligation Bonds, General Improvement Water Utility
Bond Anticipation Notes Series 2024
4 .500 07/15/25 10,073,883
2,385,000 East Brunswick Township, Middlesex County, New Jersey,
General Obligation Bonds, Series 2020
2 .000 07/15/30 2,141,779
1,095,000 East Brunswick Township, Middlesex County, New Jersey,
General Obligation Bonds, Series 2021
2 .000 02/15/26 1,072,386
1,385,000 East Brunswick Township, Middlesex County, New Jersey,
General Obligation Bonds, Series 2021
2 .000 02/15/27 1,330,479
1,355,000 East Brunswick Township, Middlesex County, New Jersey,
General Obligation Bonds, Series 2021
2 .000 02/15/30 1,225,921

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW JERSEY (continued)
$ 1,410,000 Flemington-Raritan Regional School District, Hunterdon County,
New Jersey, General Obligation Bonds, Series 2019
2 .375% 09/01/34 $ 1,181,514
1,585,000 Gloucester Township, New Jersey, General Obligation Bonds,
Series 2019 - BAM Insured
2 .250 02/01/29 1,479,416
4,115,000 New Jersey Economic Development Authority, New Jersey,
Transit Transportation Project Revenue Bonds, Series 2020A
5 .000 11/01/32 4,403,360
1,350,000 New Jersey Economic Development Authority, Private Activity
Bonds, The Goethals Bridge Replacement Project, Series 2013,
(AMT)
5 .000 01/01/28 1,350,982
2,345,000 New Jersey Economic Development Authority, Private Activity
Bonds, The Goethals Bridge Replacement Project, Series 2013 -
AGM Insured, (AMT)
5 .000 01/01/31 2,347,332
2,000,000 New Jersey Economic Development Authority, Private Activity
Bonds, The Goethals Bridge Replacement Project, Series 2013,
(AMT)
5 .375 01/01/43 2,001,255
7,290,000 New Jersey Economic Development Authority, Revenue Bonds,
Motor Vehicle Surcharge, Refunding Subordinate Series 2017A
3 .375 07/01/30 6,956,410
25,000,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Refunding Series 2015XX
5 .000 06/15/27 25,156,110
700,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Social Series 2021QQQ
5 .000 06/15/26 718,410
455,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Social Series 2021QQQ
5 .000 06/15/27 475,260
430,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Social Series 2021QQQ
5 .000 06/15/28 456,436
5,000,000 New Jersey Economic Development Authority, Special Facility
Revenue Bonds, Port Newark Container Terminal LLC Project,
Refunding Series 2017, (AMT)
5 .000 10/01/47 5,044,289
37,560,000 New Jersey Economic Development Authority, Water Facilities
Revenue Bonds, New Jersey-American Water Company Inc.
Project, Refunding Series 2019A, (AMT), (Mandatory Put
12/03/29)
2 .200 10/01/39 33,038,884
4,760,000 New Jersey Economic Development Authority, Water Facilities
Revenue Bonds, New Jersey-American Water Company Inc.
Project, Refunding Series 2020B, (AMT), (Mandatory Put 6/01/28)
3 .750 11/01/34 4,747,121
3,345,000 New Jersey Health Care Facilities Authority, Revenue Bonds,
Atlanticare Health System Obligated Group Issue, Series 2021
2 .375 07/01/46 2,196,323
1,500,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Saint Joseph's Healthcare System Obligated Group Issue,
Refunding Series 2016
5 .000 07/01/35 1,518,265
205,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Senior Lien Series 2017-1A, (AMT)
3 .500 12/01/29 203,872
530,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Senior Lien Series 2017-1A, (AMT)
3 .750 12/01/31 528,372
540,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Senior Lien Series 2017-1A, (AMT)
4 .000 12/01/32 538,888
230,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Senior Lien Series 2017-1A, (AMT)
3 .750 12/01/33 229,294
515,000 New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Series 2018A
3 .750 10/01/35 497,869
875,000 New Jersey State, General Obligation Bonds, Covid-19
Emergency Series 2020A
5 .000 06/01/26 899,112
1,115,000 New Jersey State, General Obligation Bonds, Covid-19
Emergency Series 2020A
5 .000 06/01/27 1,167,300
380,000 New Jersey State, General Obligation Bonds, Covid-19
Emergency Series 2020A
5 .000 06/01/28 404,896
5,000 New Jersey State, General Obligation Bonds, Covid-19
Emergency Series 2020A
5 .000 06/01/29 5,414
4,705,000 New Jersey State, General Obligation Bonds, Covid-19
Emergency Series 2020A
4 .000 06/01/30 4,929,248
20,000 New Jersey Transportation Trust Fund Authority, Federal Highway
Reimbursement Revenue Notes, Series 2016A-1
5 .000 06/15/29 20,414
3,000,000 New Jersey Transportation Trust Fund Authority, Federal Highway
Reimbursement Revenue Notes, Series 2018A
5 .000 06/15/28 3,063,239

Portfolio of Investments December 31, 2024
(continued)
Intermediate Duration Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW JERSEY (continued)
$ 6,795,000 New Jersey Transportation Trust Fund Authority, Federal Highway
Reimbursement Revenue Notes, Series 2018A
5 .000% 06/15/29 $ 6,934,630
5,635,000 New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Forward Delivery Series 2022AA
5 .000 06/15/33 6,269,471
5,020,000 New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2022BB
4 .000 06/15/42 4,927,298
1,830,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Refunding Series 2006C - FGIC Insured
0 .000 12/15/31 1,427,257
5,065,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019A
5 .000 12/15/25 5,151,147
440,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019A
5 .000 12/15/26 455,698
10,230,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019A
5 .000 12/15/33 11,003,667
5,265,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019A
4 .000 12/15/39 5,212,106
7,570,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019AA
3 .750 06/15/33 7,470,421
6,190,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019BB
5 .000 06/15/33 6,547,638
1,405,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2020AA
4 .000 06/15/35 1,425,036
2,825,000 Ocean City, New Jersey, General Obligation Bonds, General
Improvement Series 2019
2 .250 09/15/33 2,421,640
2,345,000 Ocean City, New Jersey, General Obligation Bonds, Refunding
General Improvement Series 2016
1 .000 11/15/28 2,092,682
1,530,000 South Orange & Maplewood School District, Essex County, New
Jersey, General Obligation Bonds, Series 2021
2 .125 08/15/42 1,049,932
6,190,000 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018A
5 .000 06/01/28 6,485,826
14,150,000 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018A
5 .000 06/01/29 14,815,619
3,320,000 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018A
5 .000 06/01/31 3,468,824
8,135,000 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018A
5 .000 06/01/36 8,419,242
11,265,000 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018A
4 .000 06/01/37 11,163,340
2,410,000 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018B
5 .000 06/01/46 2,409,894
2,585,000 Toms River Board of Education, Ocean County, New Jersey,
General Obligation Bonds, Regional Schools Series 2019
2 .000 07/15/26 2,517,918
TOTAL NEW JERSEY 245,093,444
NEW MEXICO - 0.5%
6,355,000 Farmington, New Mexico, Pollution Control Revenue Bonds,
Public Service Company of New Mexico San Juan and Four
Corners Projects, Refunding Series 2016B
2 .150 04/01/33 5,168,171
2,015,000 Farmington, New Mexico, Pollution Control Revenue Bonds,
Public Service Company of New Mexico San Juan Project,
Refunding Series 2010D, (Mandatory Put 6/01/28)
3 .900 06/01/40 2,038,273
1,160,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2018B
3 .750 07/01/38 1,110,400
3,110,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2018C
3 .750 07/01/38 2,948,037
3,305,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2019D
3 .000 07/01/39 2,755,792
1,635,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2019F
2 .850 07/01/39 1,342,603
2,485,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2021A
2 .150 07/01/41 1,774,252
4,845,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2021C
2 .100 07/01/41 3,424,234

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW MEXICO (continued)
$ 3,490,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2021D
2 .350% 07/01/41 $ 2,540,637
790,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2024C
4 .100 09/01/39 780,499
1,975,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2024C
4 .600 09/01/44 1,980,774
6,080,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2024E
4 .450 09/01/44 6,020,020
600,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2024G
4 .100 09/01/39 592,784
2,550,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2024G
4 .375 09/01/44 2,516,463
TOTAL NEW MEXICO 34,992,939
NEW YORK - 5.4%
1,250,000 Battery Park City Authority, New York, Revenue Bonds, Senior
Series 2023B
5 .000 11/01/35 1,441,455
500,000 Buffalo and Fort Erie Public Bridge Authority, New York, Toll
Bridge System Revenue Bonds, Refunding Series 2014
5 .000 01/01/25 500,000
650,000 (b) Build NYC Resource Corporation, New York, Revenue Bonds,
Albert Einstein College of Medicine, Inc, Series 2023
7 .250 06/01/55 693,228
3,390,000 (b) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020A-1
5 .250 06/01/40 3,319,737
4,210,000 (b) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020B-1
5 .000 06/01/40 4,013,941
8,325,000 Dormitory Authority of the State of New York, General Revenue
Bonds, Northwell Health Obligated Group, Series 2024A
5 .000 05/01/34 9,429,282
5,000,000 Dormitory Authority of the State of New York, Revenue Bonds,
Northwell Healthcare Inc, Series 2019B-1, (Mandatory Put
11/01/28)
1 .800 05/01/48 4,661,002
1,900,000 (b) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series 2017
5 .000 12/01/25 1,901,338
1,400,000 (b) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series 2017
5 .000 12/01/27 1,402,743
1,300,000 (b) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series 2017
5 .000 12/01/29 1,298,684
6,965,000 (d) Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose, Series 2018A,
(ETM)
5 .000 03/15/28 7,419,423
5,845,000 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Notes Series 2021
1 .000 09/01/25 5,723,254
6,000,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Climate Bond Certified Series 2020D-1
5 .000 11/15/43 6,287,427
1,110,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Refunding Series 2016D
5 .000 11/15/31 1,136,506
5,000,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Series 2015A-1
5 .000 11/15/45 5,010,490
6,000,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Series 2021A-2
4 .000 11/15/42 5,835,556
1,140,000 Monroe County Industrial Development Corporation, New York,
Revenue Bonds, Saint Ann?s Community Project, Series 2019
4 .000 01/01/30 1,086,742
1,910,000 Monroe County Industrial Development Corporation, New York,
Revenue Bonds, Saint Anns Community Project, Series 2019
5 .000 01/01/40 1,798,436
1,525,000 Nassau County Local Economic Assistance Corporation, New
York, Revenue Bonds, Catholic Health Services of Long Island
Obligated Group Project, Series 2014
5 .000 07/01/28 1,526,074
1,000,000 Nassau County Local Economic Assistance Corporation, New
York, Revenue Bonds, Catholic Health Services of Long Island
Obligated Group Project, Series 2014
5 .000 07/01/29 1,000,632
655,000 Nassau County Local Economic Assistance Corporation, New
York, Revenue Bonds, Catholic Health Services of Long Island
Obligated Group Project, Series 2014B
5 .000 07/01/30 655,569

Portfolio of Investments December 31, 2024
(continued)
Intermediate Duration Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 2,455,000 Nassau County Local Economic Assistance Corporation, New
York, Revenue Bonds, Catholic Health Services of Long Island
Obligated Group Project, Series 2014B
5 .000% 07/01/32 $ 2,456,657
1,630,000 New York City Industrial Development Agency, New York, PILOT
Payment in Lieu of Taxes Revenue Bonds, Queens Baseball
Stadium Project, Refunding Series 2021A - AGM Insured
4 .000 01/01/32 1,667,655
1,045,000 New York City Industrial Development Agency, New York, PILOT
Payment in Lieu of Taxes Revenue Bonds, Queens Baseball
Stadium Project, Refunding Series 2021A - AGM Insured
3 .000 01/01/33 1,001,051
5,000,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2015 Series GG
5 .000 06/15/39 5,031,562
4,245,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2024 Series BB-2
5 .000 06/15/39 4,786,235
5,020,000 New York City Transitional Finance Authority, New York, Building
Aid Revenue Bonds, Fiscal Series 2015S-2
5 .000 07/15/36 5,060,781
7,390,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2025 Subseries Series A-1
5 .000 11/01/38 8,339,272
3,000,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2025 Subseries Series A-1
5 .000 11/01/39 3,374,007
7,500,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2024G-1
5 .000 05/01/42 8,238,425
13,820,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2024G-1
5 .000 05/01/43 15,096,878
17,000,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025C-1
5 .000 05/01/39 19,119,371
2,485,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Series 2024B
5 .000 05/01/38 2,781,458
3,285,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Series 2024D-1
5 .000 11/01/27 3,470,799
10,640,000 New York City, New York, General Obligation Bonds, Refunding
Fiscal 2015 Series C
5 .000 08/01/29 10,654,947
600,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Climate Bond Certified/Green Bond Series
2018I
3 .625 11/01/33 594,941
2,000,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Climate Bond Certified/Green Bond Series
2018I
3 .875 11/01/38 1,945,335
835,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Climate Bond Certified/Sustainability Green
Series 2020J
0 .750 05/01/25 824,081
2,115,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Climate Bond Certified/Sustainability Series
2019P
2 .600 11/01/34 1,805,133
10,105,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Climate Bond Certified/Sustainability Series
2019P
2 .850 11/01/39 8,308,846
8,105,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Refunding Series 2019C
3 .850 11/01/39 7,730,436
17,620,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Refunding Series 2020H
2 .300 11/01/40 13,125,282
3,240,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Sustainability Green Series 2024C-1
4 .375 11/01/44 3,220,485
5,000,000 New York State Housing Finance Agency, State Personal Income
Tax Revenue Bonds, Sustainability Series 2024A-2, (Mandatory
Put 6/15/29)
3 .350 06/15/54 4,978,418
9,890,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Series 223
3 .000 10/01/39 8,307,062
10,175,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Series 225
2 .300 10/01/40 7,587,183
6,000,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Series 227
2 .300 10/01/40 4,474,015

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 21,935,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Series 231
2 .400% 10/01/41 $ 16,330,169
5,335,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Series 233
2 .200 04/01/36 4,268,919
12,255,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Social Series 239
2 .450 10/01/41 9,212,621
1,000,000 New York State Power Authority, General Revenue Bonds, Green
Series 2024A
5 .000 11/15/33 1,163,482
3,250,000 New York State Power Authority, General Revenue Bonds, Green
Series 2024A
5 .000 11/15/36 3,777,148
4,950,000 New York State Power Authority, General Revenue Bonds, Green
Series 2024A
5 .000 11/15/37 5,726,715
745,000 New York State Thruway Authority, General Revenue Bonds,
Refunding Series 2024Q
5 .000 01/01/28 792,037
1,190,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5 .000 07/01/30 1,191,347
910,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
4 .000 07/01/32 896,137
8,075,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
4 .000 07/01/33 7,911,719
8,585,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5 .000 07/01/34 8,594,699
18,530,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5 .000 07/01/41 18,530,421
2,690,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A - AGM Insured, (AMT)
4 .000 07/01/46 2,454,415
2,800,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5 .000 07/01/46 2,799,913
30,000,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5 .250 01/01/50 29,999,496
2,150,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Refunding Series 2016,
(AMT)
5 .000 08/01/26 2,153,640
3,255,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport New Terminal 1 Project, Green Series 2024, (AMT)
5 .250 06/30/49 3,380,697
7,800,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2022, (AMT)
5 .000 12/01/29 8,196,970
15,020,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2018, (AMT)
4 .000 01/01/36 14,360,152
1,000,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2023, (AMT)
6 .000 04/01/35 1,114,197
6,400,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Seventh Series 2018, (AMT)
5 .000 09/15/25 6,459,295
4,375,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Thirty-Eighth Series 2023, (AMT)
5 .000 07/15/35 4,736,402
3,180,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Thirty-Eighth Series 2023, (AMT)
5 .000 07/15/36 3,430,535
1,910,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Thirty-Eighth Series 2023, (AMT)
5 .000 07/15/37 2,052,846

Portfolio of Investments December 31, 2024
(continued)
Intermediate Duration Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 2,435,000 Suffolk County Economic Development Corporation, New
York, Revenue Bonds, Catholic Health Services of Long Island
Obligated Group Project, Series 2014
5 .000% 07/01/28 $ 2,437,560
2,695,000 Suffolk County Economic Development Corporation, New
York, Revenue Bonds, Catholic Health Services of Long Island
Obligated Group Project, Series 2014
5 .000 07/01/29 2,697,549
4,200,000 Suffolk County Economic Development Corporation, New
York, Revenue Bonds, Catholic Health Services of Long Island
Obligated Group Project, Series 2014
5 .000 07/01/30 4,203,650
2,100,000 Suffolk County Economic Development Corporation, New
York, Revenue Bonds, Catholic Health Services of Long Island
Obligated Group Project, Series 2014
5 .000 07/01/31 2,101,641
1,335,000 Suffolk County Economic Development Corporation, New
York, Revenue Bonds, Catholic Health Services of Long Island
Obligated Group Project, Series 2014
5 .000 07/01/32 1,335,901
3,080,000 Suffolk County Economic Development Corporation, New
York, Revenue Bonds, Catholic Health Services of Long Island
Obligated Group Project, Series 2014
5 .000 07/01/33 3,081,716
10,870,000 Suffolk County, New York, General Obligation Bonds, Public
Improvement Series 2024A
3 .000 10/15/39 9,965,858
1,000,000 Suffolk Tobacco Asset Securitization Corporation, New York,
Tobacco Settlement Asset-Backed Bonds, Senior Series 2021A-2
5 .000 06/01/32 1,069,862
2,275,000 Suffolk Tobacco Asset Securitization Corporation, New York,
Tobacco Settlement Asset-Backed Bonds, Senior Series 2021A-2
5 .000 06/01/33 2,427,136
3,750,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, Senior Lien Green Bonds, Series 2022D-2
5 .000 11/15/39 4,149,500
2,000,000 Troy Capital Resource Corporation, New York,  Revenue Bonds,
Rensselaer Polytechnic Institute, Refunding Series 2020A.
Forward Delivery
5 .000 09/01/25 2,021,121
TOTAL NEW YORK 415,147,300
NORTH CAROLINA - 0.9%
1,745,000 Appalachian State University, North Carolina, Revenue Bonds,
Millennial Campus Indoor Facilities Project Series 2024
5 .000 11/01/28 1,860,903
1,835,000 Appalachian State University, North Carolina, Revenue Bonds,
Millennial Campus Indoor Facilities Project Series 2024
5 .000 11/01/29 1,981,571
10,000,000 Charlotte-Mecklenburg Hospital Authority, North Carolina,
Health Care Revenue Bonds, DBA Carolinas HealthCare System,
Variable Rate Demand Series 2021B, (Mandatory Put 6/15/27)
3 .250 01/15/50 9,939,287
2,395,000 Columbus County Industrial Facilities and Pollution Control
Financing Authority, North Carolina, Recovery Zone Facility
Bonds, International Paper Company Project, Refunding Series
2020A, (Mandatory Put 6/16/25)
1 .375 05/01/34 2,365,363
4,250,000 Cumberland County Industrial Facilities & Pollution Control
Financing Authority, North Carolina, Solid Waste Disposal
Revenue Bonds, Project Aero, Series 2024, (AMT), (Mandatory Put
11/01/25)
3 .750 12/01/27 4,242,716
1,145,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement Series 54-A
4 .550 07/01/44 1,144,137
9,600,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement Series 55A
4 .000 07/01/39 9,433,694
5,520,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement Series 55A
4 .350 01/01/44 5,445,621
1,140,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement Social Series 53-A
4 .000 07/01/39 1,118,054
3,110,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement, Series 2019-42
2 .625 07/01/39 2,520,993
4,640,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement, Series 2020-43
2 .800 01/01/40 3,719,236
12,735,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement, Series 2021-47
2 .300 07/01/41 9,180,013
11,625,000 North Carolina Municipal Power Agency 1, Catawba Electric
Revenue Bonds, Series 2015C
5 .000 01/01/29 11,801,536
TOTAL NORTH CAROLINA 64,753,124

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NORTH DAKOTA - 1.1%
$ 3,505,000 Cass County Joint Water Reserve District, North Dakota,
Temporary Improvement  Special Assessment Bonds, Refunding
Series 2024A
3 .450% 04/01/27 $ 3,477,819
1,250,000 Fargo, North Dakota, General Obligation Bonds, Refunding
Improvement Series 2021A
4 .000 05/01/26 1,254,011
1,320,000 Fargo, North Dakota, General Obligation Bonds, Refunding
Improvement Series 2021A
4 .000 05/01/27 1,323,247
1,385,000 Fargo, North Dakota, General Obligation Bonds, Refunding
Improvement Series 2021A
4 .000 05/01/28 1,388,210
5,690,000 Grand Forks, North Dakota, Health Care System Revenue Bonds,
Altru Health System Obligated Group, Series 2021
5 .000 12/01/32 5,968,666
5,920,000 Grand Forks, North Dakota, Health Care System Revenue Bonds,
Altru Health System Obligated Group, Series 2021
5 .000 12/01/33 6,191,144
2,675,000 Grand Forks, North Dakota, Health Care System Revenue Bonds,
Altru Health System Obligated Group, Series 2021
5 .000 12/01/34 2,787,547
500,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2021
3 .000 05/01/33 428,763
500,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2021
3 .000 05/01/36 404,511
3,440,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2021
3 .000 05/01/46 2,313,893
1,795,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2024C
4 .500 05/01/39 1,792,959
2,600,000 North Dakota Housing Finance Agency, Home Mortgage Finance
Program Bonds, Series 2019C
3 .200 07/01/39 2,255,523
2,450,000 North Dakota Housing Finance Agency, Home Mortgage Finance
Program Bonds, Series 2020A
3 .000 07/01/40 2,027,859
4,535,000 North Dakota Housing Finance Agency, Home Mortgage Finance
Program Bonds, Series 2020B
2 .350 07/01/40 3,424,015
6,900,000 North Dakota Housing Finance Agency, Home Mortgage Finance
Program Bonds, Series 2021A
2 .250 07/01/41 4,924,682
10,000,000 North Dakota Housing Finance Agency, Home Mortgage Finance
Program Bonds, Social Series 2021B
2 .450 07/01/41 7,538,264
5,240,000 North Dakota Housing Finance Agency, Home Mortgage Finance
Program Bonds, Social Series 2024A
4 .550 07/01/44 5,243,790
5,000,000 North Dakota Housing Finance Agency, Home Mortgage
Program Revenue Bonds, Social Series 2024D
4 .175 07/01/39 4,980,974
3,785,000 Ward County Health Care, North Dakota, Revenue Bonds, Trinity
Obligated Group, Series 2017C
5 .000 06/01/28 3,874,538
3,000,000 Ward County Health Care, North Dakota, Revenue Bonds, Trinity
Obligated Group, Series 2017C
5 .000 06/01/29 3,070,265
1,310,000 Ward County Health Care, North Dakota, Revenue Bonds, Trinity
Obligated Group, Series 2017C
5 .000 06/01/31 1,338,420
3,480,000 Ward County Health Care, North Dakota, Revenue Bonds, Trinity
Obligated Group, Series 2017C
5 .000 06/01/34 3,537,808
10,980,000 Ward County Health Care, North Dakota, Revenue Bonds, Trinity
Obligated Group, Series 2017C
5 .000 06/01/38 11,080,016
3,300,000 Ward County Health Care, North Dakota, Revenue Bonds, Trinity
Obligated Group, Series 2017C
5 .000 06/01/43 3,315,963
TOTAL NORTH DAKOTA 83,942,887
OHIO - 3.8%
4,465,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020A-2 Class 1
5 .000 06/01/27 4,598,028
6,775,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020A-2 Class 1
5 .000 06/01/28 7,057,635
22,145,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020A-2 Class 1
5 .000 06/01/29 23,304,784
5,360,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020A-2 Class 1
5 .000 06/01/30 5,678,025

Portfolio of Investments December 31, 2024
(continued)
Intermediate Duration Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OHIO (continued)
$ 9,170,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020A-2 Class 1
5 .000% 06/01/31 $ 9,689,708
10,275,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020A-2 Class 1
5 .000 06/01/32 10,829,511
4,450,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020A-2 Class 1
5 .000 06/01/33 4,681,706
2,610,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020A-2 Class 1
5 .000 06/01/34 2,741,951
2,760,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020A-2 Class 1
5 .000 06/01/35 2,893,587
9,235,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020A-2 Class 1
4 .000 06/01/37 9,000,073
3,810,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020A-2 Class 1
4 .000 06/01/38 3,682,592
2,155,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020A-2 Class 1
4 .000 06/01/39 2,063,595
8,740,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020A-2 Class 1
3 .000 06/01/48 6,319,684
3,850,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020A-2 Class 1
4 .000 06/01/48 3,358,224
13,385,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020B-2 Class 2
5 .000 06/01/55 11,879,892
1,590,000 Cleveland, Ohio, Airport System Revenue Bonds, Refunding
Series 2016A - AGM Insured
5 .000 01/01/28 1,591,268
2,230,000 Cleveland, Ohio, Airport System Revenue Bonds, Refunding
Series 2016A - AGM Insured
5 .000 01/01/29 2,231,757
2,060,000 Cleveland, Ohio, Airport System Revenue Bonds, Refunding
Series 2016A - AGM Insured
5 .000 01/01/30 2,061,439
1,810,000 Cleveland, Ohio, Airport System Revenue Bonds, Refunding
Series 2016A - AGM Insured
5 .000 01/01/31 1,811,205
2,160,000 Hamilton, Ohio, General Obligation Bonds, Various Purpose,
Limited Tax Bond Anticipation Notes Series 2024
4 .000 12/17/25 2,173,029
1,080,000 Montgomery County, Ohio, Hospital Facilities Revenue Bonds,
Kettering Health Network Obligated Group Project, Refunding &
Improvement Series 2021
3 .000 08/01/40 890,460
4,990,000 Muskingum County, Ohio, Hospital Facilities Revenue Bonds,
Genesis HealthCare System Obligated Group Project, Series
2013
5 .000 02/15/27 5,014,691
7,000,000 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Generation Corporation Project,
Refunding Series 2009D, (Mandatory Put 9/15/21)
3 .375 08/01/29 6,827,785
2,200,000 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Nuclear Generation Project,
Refunding Series 2009A, (Mandatory Put 6/01/22)
4 .750 06/01/33 2,298,906
4,850,000 Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
American Electric Power Company Project, Refunding Series
2005A, (AMT)
3 .750 01/01/29 4,797,188
25,825,000 Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
American Electric Power Company Project, Refunding Series
2007A, (AMT), (Mandatory Put 10/01/29)
2 .500 08/01/40 23,889,357

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OHIO (continued)
$ 18,600,000 Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
American Electric Power Company Project, Refunding Series
2007B, (AMT), (Mandatory Put 10/01/29)
2 .500% 11/01/42 $ 17,205,887
12,560,000 Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
American Electric Power Company Project, Refunding Series
2014B, (AMT), (Mandatory Put 10/01/29)
2 .600 06/01/41 11,672,055
16,950,000 Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
Dayton Power & Light Company Project, Refunding Collateralized
Series 2015A, (AMT), (Mandatory Put 6/01/27)
4 .250 11/01/40 17,115,759
2,975,000 Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
Dueke Energy Corporation Project, Refunding Series 2022A,
(AMT), (Mandatory Put 6/01/27)
4 .250 11/01/39 3,001,358
300,000 (b) Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
Pratt Paper Ohio, LLC Project, Series 2017, (AMT)
3 .750 01/15/28 298,974
5,085,000 Ohio Higher Educational Facility Commission, Revenue
Bonds, Case Western Reserve University Project, Series 2019C,
(Mandatory Put 12/01/26)
1 .625 12/01/34 4,869,499
1,815,000 Ohio Higher Educational Facility Commission, Senior Hospital
Parking Revenue Bonds, University Circle Incorporated 2020
Project, Series 2020
5 .000 01/15/36 1,895,335
1,950,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Series 2019B
3 .000 09/01/39 1,628,493
3,585,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Series 2020A
2 .750 09/01/40 2,894,529
1,390,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Series 2020B
2 .250 09/01/40 1,023,060
3,605,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Series 2021A
2 .250 09/01/41 2,567,198
4,865,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Series 2021C
2 .450 09/01/41 3,660,556
1,335,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Social Series
2024A
4 .350 09/01/44 1,333,450
8,580,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Social Series
2024B
4 .500 09/01/44 8,492,857
7,885,000 Ohio State, Hospital Revenue Bonds, University Hospitals Health
System, Inc., Refunding Series 2016A
5 .000 01/15/41 7,952,848
15,555,000 Ohio State, Hospital Revenue Bonds, University Hospitals Health
System, Inc., Variable Rate Series 2020B, (Mandatory Put 1/15/25)
5 .000 01/15/50 15,563,347
5,650,000 Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and
Infrastructutre Commission, Infrastructure Projects, Junior Lien
Series 2018A
5 .000 02/15/27 5,892,438
3,410,000 Toledo-Lucas County Port Authority, Ohio, Development
Revenue Bonds, Northwest Ohio Bond Fund, HB Magruder
Memorial Hospital Project, Series 2021F
2 .250 11/15/36 2,658,156
1,055,000 Tuscarawas County Economic Development and Finance
Alliance, Ohio, Higher Education Facilities Revenue Bonds,
Ashland University, Refunding & Improvement Series 2015
5 .375 03/01/27 1,054,947
4,800,000 (d) Van Wert County Hospital, Ohio, Revenue Bonds, Van Wert
Health Obligated Group Refunding Facilities Improvement Series
2020, (Pre-refunded 12/01/29)
6 .125 12/01/49 5,328,705
11,700,000 Washington County, Ohio, Hospital Facilities Revenue Bonds,
Memorial Health System Obligated Group, Series 2022
6 .375 12/01/37 12,723,596
TOTAL OHIO 290,199,127

Portfolio of Investments December 31, 2024
(continued)
Intermediate Duration Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OKLAHOMA - 2.8%
$ 1,065,000 Bryan County School Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Durant Public Schools Project,
Refunding Series 2020
4 .000% 12/01/28 $ 1,093,074
1,775,000 Bryan County School Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Durant Public Schools Project,
Series 2020
2 .000 09/01/28 1,646,130
1,850,000 Bryan County School Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Durant Public Schools Project,
Series 2020
2 .000 09/01/29 1,677,354
1,800,000 Bryan County School Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Durant Public Schools Project,
Series 2020
2 .750 09/01/30 1,697,123
1,790,000 Bryan County School Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Durant Public Schools Project,
Series 2020
2 .750 09/01/31 1,655,850
7,830,000 Canadian County Educational Facilities Authority, Oklahoma,
Lease Revenue Bonds, Piedmont Public Schools Project, Series
2024
4 .000 08/15/33 8,018,145
12,345,000 Canadian County Educational Facilities Authority, Oklahoma,
Lease Revenue Bonds, Piedmont Public Schools Project, Series
2024
4 .000 08/15/34 12,577,420
1,585,000 Carter County Public Facilities Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Plainview Public Schools Project,
Series 2021A
4 .000 12/01/35 1,622,149
10,000,000 Cleveland County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Moore Public
Schools Project, Series 2021
4 .000 06/01/31 10,372,944
10,000,000 Cleveland County Independent School District 29 Norman,
Oklahoma, General Obligation Bonds, Combined Purpose Series
2024
4 .000 03/01/26 10,102,685
910,000 Cleveland County Public Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Moore Norman
Technology Center Project, Series 2021
4 .000 05/01/27 927,991
945,000 Cleveland County Public Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Moore Norman
Technology Center Project, Series 2021
4 .000 05/01/28 968,804
960,000 Cleveland County Public Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Moore Norman
Technology Center Project, Series 2021
4 .000 05/01/29 988,711
875,000 Cleveland County Public Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Moore Norman
Technology Center Project, Series 2021
4 .000 05/01/30 901,344
690,000 Cleveland County Public Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Moore Norman
Technology Center Project, Series 2021
4 .000 05/01/31 713,943
930,000 Cleveland County Public Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Moore Norman
Technology Center Project, Series 2021
4 .000 05/01/32 962,090
800,000 Cleveland County Public Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Moore Norman
Technology Center Project, Series 2021
4 .000 05/01/33 826,593
900,000 Cleveland County Public Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Moore Norman
Technology Center Project, Series 2021
4 .000 05/01/34 928,923
1,070,000 Cleveland County Public Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Moore Norman
Technology Center Project, Series 2021
4 .000 05/01/35 1,099,483
1,470,000 Comanche County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Elgin Public Schools
Project, Series 2017A
5 .000 12/01/28 1,552,898
1,410,000 Comanche County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Elgin Public Schools
Project, Series 2017A
5 .000 12/01/31 1,490,650

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OKLAHOMA (continued)
$ 2,620,000 Garfield County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Enid Public Schools
Project, Series 2016A
5 .000% 09/01/29 $ 2,676,719
5,290,000 Garfield County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Enid Public Schools
Project, Series 2016A
5 .000 09/01/31 5,401,943
3,125,000 Garvin County Educational Facilities Authority, Oklahoma, Lease
Revenue Bonds, Wynnewood Public Schools Project, Series 2018
3 .625 09/01/36 3,092,659
1,365,000 Grady County School Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Amber-Pocasset Public Schools
Project, Series 2019
4 .000 09/01/32 1,386,069
1,485,000 Grady County School Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Amber-Pocasset Public Schools
Project, Series 2019
4 .000 09/01/34 1,490,524
1,000,000 Grady County School Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Amber-Pocasset Public Schools
Project, Series 2019
4 .000 09/01/36 988,184
1,890,000 Grady County School Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Tuttle Public Schools Project,
Series 2019
4 .000 09/01/32 1,919,172
1,735,000 Grady County School Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Tuttle Public Schools Project,
Series 2019
4 .000 09/01/33 1,764,834
1,000,000 Grady County School Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Tuttle Public Schools Project,
Series 2019
4 .000 09/01/34 1,013,947
2,490,000 Lincoln County Educational Facilities Authority, Oklahoma, Lease
Revenue Bonds, Stroud Public Schools Project, Series 2016
5 .000 09/01/26 2,554,048
890,000 Love County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Marietta Public
Schools Project, Series 2021
4 .000 12/01/33 913,549
920,000 Love County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Marietta Public
Schools Project, Series 2021
4 .000 12/01/34 943,613
960,000 Love County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Marietta Public
Schools Project, Series 2021
4 .000 12/01/35 979,552
1,280,000 McClain County Economic Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Purcell Public
Schools Project, Series 2018
5 .000 09/01/30 1,351,546
1,565,000 McClain County Economic Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Purcell Public
Schools Project, Series 2018
5 .000 09/01/34 1,645,314
6,140,000 Oklahoma City, Oklahoma, General Obligation Bonds, Series
2021
2 .000 03/01/25 6,119,192
9,265,000 Oklahoma County Independent School District 12 Edmond,
General Obligation Bonds, Combined Purpose Series 2023
3 .000 03/01/25 9,258,567
5,000,000 Oklahoma County Independent School District 89 Oklahoma
City, Oklahoma, General Obligation Bonds, Combined Purpose
Series 2024A
1 .250 07/01/26 4,866,633
590,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5 .000 08/15/28 610,257
9,505,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5 .000 08/15/33 9,769,330
8,230,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5 .000 08/15/38 8,382,919
3,795,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5 .250 08/15/43 3,859,329
2,470,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5 .500 08/15/57 2,510,181
4,975,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Taxable Series 2022
5 .500 08/15/37 5,183,928
970,000 Oklahoma Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Homeownership Loan Program, Series 2019A
3 .000 09/01/39 810,071

Portfolio of Investments December 31, 2024
(continued)
Intermediate Duration Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OKLAHOMA (continued)
$ 1,240,000 Oklahoma Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Homeownership Loan Program, Series 2020A
3 .000% 09/01/40 $ 1,023,025
1,505,000 Pontotoc County Educational Facilities Authority, Oklahoma,
Facilities Lease Revenue Bonds, Ada Public Schools Project,
Series 2014
5 .000 09/01/25 1,518,419
745,000 Pontotoc County Educational Facilities Authority, Oklahoma,
Facilities Lease Revenue Bonds, Ada Public Schools Project,
Series 2021
4 .000 09/01/29 758,672
440,000 Pontotoc County Educational Facilities Authority, Oklahoma,
Facilities Lease Revenue Bonds, Ada Public Schools Project,
Series 2021
4 .000 09/01/30 448,458
985,000 Pontotoc County Educational Facilities Authority, Oklahoma,
Facilities Lease Revenue Bonds, Ada Public Schools Project,
Series 2021
4 .000 09/01/31 1,000,688
7,800,000 Tulsa County Independent School District 001 Tulsa, Oklahoma,
General Obligation Bonds, Combined Purpose Series 2022A
2 .000 03/01/27 7,505,719
1,540,000 Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Berryhill Public Schools Project,
Series 2020
2 .000 09/01/27 1,459,078
1,605,000 Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Berryhill Public Schools Project,
Series 2020
2 .000 09/01/28 1,488,472
1,670,000 Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Berryhill Public Schools Project,
Series 2020
2 .000 09/01/29 1,514,152
3,150,000 Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Berryhill Public Schools Project,
Series 2020
2 .000 09/01/30 2,801,509
3,840,000 Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Broken Arrow Public Schools
Project, Series 2016
5 .000 09/01/25 3,845,595
10,755,000 Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Broken Arrow Public Schools
Project, Series 2016
5 .000 09/01/26 10,765,523
5,650,000 Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Broken Arrow Public Schools
Project, Series 2021A
4 .000 09/01/30 5,793,563
5,425,000 Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Broken Arrow Public Schools
Project, Series 2021A
4 .000 09/01/31 5,569,448
6,220,000 Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Jenks Public Schools Project,
Series 2015
5 .000 09/01/25 6,295,939
9,955,000 Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Jenks Public Schools Project,
Series 2015
5 .000 09/01/26 10,076,340
2,580,000 Washington County Rural Water District 3, Oklahoma, Revenue
Bonds, Refunding & Capital improvement Series 2020
3 .000 09/15/35 2,378,873
2,165,000 Weatherford Industrial Trust Educational, Oklahoma, Facilities
Lease Revenue Bonds, Weatherford Public Schools Project, Series
2019
5 .000 03/01/29 2,283,664
2,000,000 Weatherford Industrial Trust Educational, Oklahoma, Facilities
Lease Revenue Bonds, Weatherford Public Schools Project, Series
2019
5 .000 03/01/31 2,108,202
2,500,000 Weatherford Industrial Trust Educational, Oklahoma, Facilities
Lease Revenue Bonds, Weatherford Public Schools Project, Series
2019
5 .000 03/01/33 2,633,229
TOTAL OKLAHOMA 212,584,952

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OREGON - 0.7%
$ 5,050,000 Beaverton School District 48J, Washington and Multnomah
Counties, Oregon, General Obligation Bonds, Convertible
Deferred Interest Series 2017D
5 .000% 06/15/36 $ 5,235,556
1,760,000 Benton and Linn Counties District School District 509J Corvallis,
Oregon, General Obligation Bonds, Series 2018A
5 .000 06/15/38 1,844,929
1,245,000 Clackamas Community College District, Oregon, General
Obligation Bonds, Deferred Interest Series 2017A
5 .000 06/15/40 1,285,115
1,665,000 Clackamas County School District 62, Oregon City, Oregon,
General Obligation Bonds, Refunding Series 2018A
0 .000 06/15/34 1,131,205
1,510,000 Clackamas County School District 62, Oregon City, Oregon,
General Obligation Bonds, Refunding Series 2018A
0 .000 06/15/35 975,853
1,050,000 Clackamas County School District 62, Oregon City, Oregon,
General Obligation Bonds, Refunding Series 2018A
0 .000 06/15/37 611,875
2,050,000 Clackamas County School District 62, Oregon City, Oregon,
General Obligation Bonds, Refunding Series 2018A
0 .000 06/15/39 1,065,370
1,770,000 Multnomah County Hospital Facilities Authority, Oregon,
Revenue Bonds, Adventist Health System/West, Refunding
Variable Rate Series 2019, (Mandatory Put 3/01/25)
5 .000 03/01/40 1,770,904
2,790,000 Multnomah-Clackamas Counties School District 10JT Greham-
Barlow, Oregon, General Obligation Bonds, Deferred interest
Series 2019A
0 .000 06/15/38 1,551,737
1,000,000 Oregon Department of Transportation, Revenue Bonds, Grant
Anticipation, Social 2024
5 .000 05/15/39 1,122,274
6,545,000 Oregon Health and Science University, Revenue Bonds, Green
Series 2021B-2, (Mandatory Put 2/01/32)
5 .000 07/01/46 7,127,747
1,830,000 Oregon Housing and Community Services Department, Single
Family Mortgage Program Revenue Bonds, Series 2017D
3 .450 01/01/38 1,700,696
2,870,000 Oregon Housing and Community Services Department, Single
Family Mortgage Program Revenue Bonds, Series 2018C
3 .900 07/01/38 2,816,518
7,955,000 Oregon Housing and Community Services Department, Single
Family Mortgage Program Revenue Bonds, Series 2019A
2 .650 07/01/39 6,475,389
7,420,000 Oregon Housing and Community Services Department, Single
Family Mortgage Program Revenue Bonds, Series 2021A
2 .250 07/01/41 5,295,817
3,325,000 Oregon State, General Obligation Bonds, Veterans Welfare
Series 108 of 2021O
2 .600 12/01/42 2,475,244
1,000,000 Oregon State, General Obligation Bonds, Veteran's Welfare
Series 112 Series 2024E
4 .400 12/01/44 996,566
4,050,000 Port of Portland, Oregon, International Airport Revenue Bonds,
Green Series 2023-29, (AMT)
5 .000 07/01/38 4,318,011
5,000,000 Port of Portland, Oregon, International Airport Revenue Bonds,
Series 2022-28, (AMT)
5 .000 07/01/33 5,389,455
1,925,000 Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem
Health Projects, Refunding Series 2016A
5 .000 05/15/33 1,959,137
TOTAL OREGON 55,149,398
PENNSYLVANIA - 4.6%
1,000,000 Allegheny County Airport Authority, Pennsylvania, Airport
Revenue Bonds, Pittsburgh International Airport, Series 2023A -
AGM Insured, (AMT)
5 .000 01/01/28 1,037,150
1,400,000 Allegheny County Airport Authority, Pennsylvania, Airport
Revenue Bonds, Pittsburgh International Airport, Series 2023A -
AGM Insured, (AMT)
5 .000 01/01/29 1,467,169
2,500,000 Allegheny County Airport Authority, Pennsylvania, Airport
Revenue Bonds, Pittsburgh International Airport, Series 2023A -
AGM Insured, (AMT)
5 .000 01/01/30 2,641,923
1,000,000 Allegheny County Hospital Development Authority, Pennsylvania,
Revenue Bonds, Allegheny Health Network Obligated Group
Issue, Series 2018A
5 .000 04/01/36 1,029,430
10,085,000 Allegheny County Hospital Development Authority, Pennsylvania,
Revenue Bonds, Allegheny Health Network Obligated Group
Issue, Series 2018A
4 .000 04/01/37 9,839,394
5,205,000 Allegheny County Hospital Development Authority, Pennsylvania,
Revenue Bonds, Allegheny Health Network Obligated Group
Issue, Series 2018A
4 .000 04/01/38 5,015,938

Portfolio of Investments December 31, 2024
(continued)
Intermediate Duration Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 6,475,000 Allegheny County Hospital Development Authority, Pennsylvania,
Revenue Bonds, Allegheny Health Network Obligated Group
Issue, Series 2018A
4 .000% 04/01/44 $ 6,093,397
2,720,000 Allegheny County Hospital Development Authority, Pennsylvania,
Revenue Bonds, Allegheny Health Network Obligated Group
Issue, Series 2018A
4 .000 04/01/44 2,581,615
1,885,000 (b) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, City Center Project,
Series 2018
5 .000 05/01/28 1,928,616
2,234,000 Berks County Municipal Authority, Pennsylvania, Revenue Bonds,
Tower Health Project, Series 2024A-2
6 .000 06/30/34 2,391,677
29,961,000 Berks County Municipal Authority, Pennsylvania, Revenue Bonds,
Tower Health Project, Series 2024A-3
5 .000 06/30/39 28,916,772
14,973,000 (e) Berks County Municipal Authority, Pennsylvania, Revenue Bonds,
Tower Health Project, Series 2024B-1
0 .000 06/30/44 10,551,883
4,690,000 Berks County Municipal Authority, Pennsylvania, Revenue Bonds,
Tower Health Project, Taxable Series 2024A-1
8 .000 06/30/34 4,763,060
1,025,000 Capital Region Water, Pennsylvania, Water Revenue Bonds,
Series 2018
5 .000 07/15/27 1,072,943
5,190,000 Clarion County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Pennsylvania-American Water Company Project,
Refunding Series 2019, (AMT), (Mandatory Put 12/03/29)
2 .450 12/01/39 4,657,184
32,935,000 Commonwealth Financing Authority, Pennsylvania, State
Appropriation Lease Bonds, Master Settlement, Series 2018 -
AGM Insured
4 .000 06/01/39 32,825,682
5,000,000 Geisinger Authority, Montour County, Pennsylvania, Health
System Revenue Bonds, Geisinger Health System, Series 2020B,
(Mandatory Put 2/15/27)
5 .000 04/01/43 5,158,575
3,825,000 Lehigh County General Purpose Authority, Pennsylvania, Hospital
Revenue Bonds, Lehigh Valley Health Network, Series 2019A
4 .000 07/01/49 3,482,144
10,430,000 Lehigh County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Bonds, Pennsylvania Power and Light
Company, Series 2016A
3 .000 09/01/29 10,376,484
16,805,000 Luzerne County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Pennsylvania-American Water Company Project,
Refunding Series 2019, (AMT), (Mandatory Put 12/03/29)
2 .450 12/01/39 15,099,008
1,000,000 North Allegheny School District, Allegheny County, Pennsylvania,
General Obligation Bonds, Limited Tax Series 2019
4 .000 05/01/44 987,018
3,160,000 Pennsylvania Economic Development Financing Authority,
Private Activity Revenue Bonds, Pennsylvania Rapid Bridge
Replacement Project, Series 2015, (AMT)
5 .000 12/31/34 3,199,685
1,250,000 Pennsylvania Economic Development Financing Authority, Solid
Waste Disposal Revenue Bonds, Waste Management Inc., Project,
Series 2009, (Mandatory Put 12/01/26)
0 .950 12/01/33 1,186,373
1,570,000 Pennsylvania Economic Development Financing Authority, Solid
Waste Disposal Revenue Bonds, Waste Management Inc., Project,
Series 2013, (AMT), (Mandatory Put 2/03/25)
4 .250 08/01/45 1,570,219
5,000,000 Pennsylvania Economic Development Financing Authority, Solid
Waste Disposal Revenue Bonds, Waste Management Inc., Project,
Series 2017A, (AMT), (Mandatory Put 8/01/25)
4 .250 08/01/37 4,999,848
10,890,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, LaSalle University, Series 2012
5 .000 05/01/42 8,539,551
1,135,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, Widener University, Series 2021A
3 .000 07/15/39 903,422
5,220,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2016-119
3 .500 10/01/36 4,878,771
19,900,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2016-120
3 .100 10/01/36 18,028,499
8,985,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2016-121
3 .100 10/01/36 8,140,003
6,615,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2019-128B
3 .500 10/01/34 6,307,838
4,880,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2019-131A
3 .000 10/01/39 4,081,619

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 3,355,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2020-133
2 .125% 10/01/35 $ 2,684,666
10,150,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2020-133
2 .350 10/01/40 7,640,228
15,000,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2021-137
2 .450 10/01/41 11,276,159
4,800,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2022-1394A
4 .000 10/01/37 4,694,773
1,000,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2024-145A
4 .600 10/01/44 1,002,941
5,000,000 Pennsylvania State, General Obligation Bonds, First Series 2024 5 .000 08/15/30 5,521,509
2,345,000 Pennsylvania Turnpike Commission, Motor License Fund-
Enhanced Turnpike Special Revenue Bonds, Subordinate Series
2014A
4 .500 12/01/34 2,394,685
5,000,000 Pennsylvania Turnpike Commission, Motor License Fund-
Enhanced Turnpike Special Revenue Bonds, Subordinate Series
2014A
4 .750 12/01/37 5,086,501
16,220,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Capital Appreciation Series 2009E
6 .375 12/01/38 17,462,374
2,980,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Refunding Subordinate Second Series 2016B-2
5 .000 06/01/29 3,048,697
22,155,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Refunding Subordinate Second Series 2016B-2
5 .000 06/01/35 22,571,346
3,035,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Refunding Subordinate Second Series 2017
5 .000 12/01/29 3,188,132
3,290,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Refunding Subordinate Second Series 2017
5 .000 12/01/31 3,453,744
4,815,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Refunding Subordinate Series 2016
5 .000 06/01/37 4,872,621
5,490,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Refunding Subordinate Series 2016A
5 .000 12/01/36 5,615,037
3,800,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Refunding Subordinate Third Series 2017
5 .000 12/01/31 3,989,127
2,305,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Refunding Subordinate Third Series 2017
5 .000 12/01/32 2,418,412
2,110,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Refunding Subordinate Third Series 2017
4 .000 12/01/36 2,129,617
5,000,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2015A-1
5 .000 12/01/40 5,004,331
1,165,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2016A-1
5 .000 12/01/28 1,192,571
3,110,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2017A-1
5 .000 12/01/36 3,217,882
7,445,000 Philadelphia Authority For Industrial Development, Pennsylvania,
City Agreement Revenue Bonds, Cultural and Commercial
Corridors Program, Refunding Series 2016A
5 .000 12/01/29 7,566,242
1,835,000 Philadelphia Authority for Industrial Development, Pennsylvania,
Revenue Bonds, La Salle University, Series 2017
5 .000 05/01/31 1,673,358
2,060,000 Philadelphia Authority for Industrial Development, Pennsylvania,
Revenue Bonds, La Salle University, Series 2017
5 .000 05/01/33 1,826,907
1,165,000 Philadelphia Authority for Industrial Development, Pennsylvania,
Revenue Bonds, La Salle University, Series 2017
5 .000 05/01/34 1,019,552
865,000 Scranton-Lackawanna Health and Welfare Authority,
Pennsylvania, University Revenue Bonds, Marywood University,
Series 2016
3 .375 06/01/26 837,905
3,120,000 Washington County Industrial Development Authority,
Pennsylvania, College Revenue Bonds, AICUP Financing
Program-Washington and Jefferson College Project, Series
2017-PP5
3 .375 11/01/36 2,724,879
TOTAL PENNSYLVANIA 347,867,086

Portfolio of Investments December 31, 2024
(continued)
Intermediate Duration Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PUERTO RICO - 3.3%
$ 19,655,000 (b) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A
5 .000% 07/01/30 $ 20,474,370
22,060,000 (b) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A
5 .000 07/01/35 22,746,031
350,000 (b) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021A
5 .000 07/01/33 365,343
5,575,000 (b) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B
4 .000 07/01/42 5,269,548
23,312,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0 .000 07/01/27 21,114,464
27,316,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0 .000 07/01/29 22,949,289
61,935,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0 .000 07/01/31 47,695,778
19,340,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0 .000 07/01/33 13,651,659
2,776,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
4 .500 07/01/34 2,781,284
11,583,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
4 .550 07/01/40 11,590,264
11,847,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0 .000 07/01/46 3,831,629
12,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0 .000 07/01/51 2,817
1,087,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
4 .750 07/01/53 1,072,756
3,445,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
5 .000 07/01/58 3,438,776
4,743,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured Cofina Project Series 2018B-1
4 .500 07/01/34 4,752,027
9,813,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .329 07/01/40 9,691,486
12,850,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .329 07/01/40 12,719,270
76,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .784 07/01/58 74,788
10,138,707 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5 .375 07/01/25 10,198,815
7,841,454 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5 .625 07/01/27 8,129,277
16,662,234 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5 .625 07/01/29 17,758,879
1,325,507 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5 .750 07/01/31 1,450,610
8,463,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
0 .000 07/01/33 5,735,942
2,825,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/33 2,784,680
3,205,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/35 3,127,713
709,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/37 684,516
TOTAL PUERTO RICO 254,092,011
RHODE ISLAND - 0.8%
1,275,000 Rhode Island Health and Educational Building Corporation,
Educational Institution Revenue Bonds, St. George's School,
Series 2021
5 .000 10/01/28 1,359,872
2,000,000 Rhode Island Health and Educational Building Corporation,
Hospital Financing Revenue Bonds, Care New England Issue,
Refunding Series 2016B
5 .000 09/01/36 1,994,373
1,425,000 Rhode Island Health and Educational Building Corporation,
Public Schools Financing Program Revenue Bonds, City of
Providence, Series 2021D - BAM Insured
5 .000 05/15/27 1,488,947

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
RHODE ISLAND (continued)
$ 2,595,000 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, 2019 Series 70
3 .000% 10/01/39 $ 2,179,659
2,420,000 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, 2019 Series 71
3 .000 10/01/39 2,032,668
13,950,000 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, 2021 Series 75A
2 .250 10/01/41 9,923,172
10,000,000 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bonds, Series 73-A
2 .300 10/01/40 7,456,691
4,550,000 Rhode Island Housing and Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, Series 2020-72A
2 .550 10/01/40 3,550,715
4,000,000 Rhode Island Housing and Mortgage Finance Corporation,
Homeownership Opportunity Bonds, Series 83-A
4 .600 10/01/44 4,011,765
137,445,000 Rhode Island Tobacco Settlement Financing Corporation,
Tobacco Settlement Asset-Backed Bonds, Series 2007A
0 .000 06/01/52 21,517,441
4,685,000 Rhode Island Tobacco Settlement Financing Corporation,
Tobacco Settlement Asset-Backed Bonds, Series 2015B
4 .500 06/01/45 4,688,683
TOTAL RHODE ISLAND 60,203,986
SOUTH CAROLINA - 1.3%
10,000,000 Greenville County School District, South Carolina, General
Obligation Bonds, Series 2024B
5 .000 06/24/25 10,080,730
5,780,000 Greenville Hospital System Board of Trustees, South Carolina,
Hospital Revenue Bonds, Series 2014B
5 .000 05/01/34 5,780,870
1,055,000 Lexington County Health Services District, Inc., South Carolina,
Hospital Revenue Bonds, Lexington Medical Center, Series 2016
5 .000 11/01/34 1,069,262
1,170,000 Lexington County Health Services District, Inc., South Carolina,
Hospital Revenue Bonds, Lexington Medical Center, Series 2016
5 .000 11/01/35 1,184,653
6,400,000 Patriots Energy Group Financing Agency, South Carolina, Gas
Supply Revenue Bonds, Series 2023A-1, (Mandatory Put 8/01/31)
5 .250 10/01/54 6,894,273
1,000,000 Patriots Energy Group, South Carolina, Gas System Revenue
Bonds, Improvement and Refunding Series 2021A
2 .250 06/01/41 691,505
2,700,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2019B
2 .900 07/01/39 2,232,023
5,720,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2020B
2 .150 07/01/40 4,139,546
17,830,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2021A
2 .050 07/01/41 12,472,581
1,965,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2024A
4 .500 07/01/44 1,944,949
5,500,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2024B
4 .375 07/01/44 5,442,448
1,910,000 South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, FMU Student Housing
LLC - Francis Marion University Project, Series 2014A
5 .000 08/01/27 1,910,908
3,925,000 South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, FMU Student Housing
LLC - Francis Marion University Project, Series 2014A
5 .000 08/01/32 3,925,368
3,240,000 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding & Improvement Series 2015A
5 .000 12/01/31 3,256,083
4,595,000 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding & Improvement Series 2020A
5 .000 12/01/31 5,009,960
7,895,000 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2016A
5 .000 12/01/29 8,068,535
4,325,000 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2016A
5 .000 12/01/31 4,414,460
2,200,000 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2016A
5 .000 12/01/37 2,231,362
4,000,000 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2024B - AGM Insured
5 .000 12/01/42 4,358,914
10,000,000 South Carolina Transportation Infrastructure Bank, Revenue
Bonds, Refunding Series 2017A
5 .000 10/01/39 10,354,508
4,615,000 Spartanburg County School District 5, South Carolina, General
Obligation Bonds, Series 2022
3 .000 03/01/37 4,136,987
TOTAL SOUTH CAROLINA 99,599,925

Portfolio of Investments December 31, 2024
(continued)
Intermediate Duration Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOUTH DAKOTA - 0.4%
$ 200,000 Mitchell School District 17-2, South Dakota, General Obligation
Bonds, Limited Tax Refunding Certificates, Series 2021
2 .000% 08/01/26 $ 194,009
400,000 Mitchell School District 17-2, South Dakota, General Obligation
Bonds, Limited Tax Refunding Certificates, Series 2021
2 .000 08/01/27 380,955
400,000 Mitchell School District 17-2, South Dakota, General Obligation
Bonds, Limited Tax Refunding Certificates, Series 2021
2 .000 08/01/29 364,389
1,545,000 South Dakota Health and Educational Facilities Authority,
Revenue Bonds, Monument Health, Inc., Series 2020A
5 .000 09/01/27 1,604,745
2,495,000 South Dakota Health and Educational Facilities Authority,
Revenue Bonds, Regional Health, Refunding Series 2017
5 .000 09/01/31 2,586,678
3,925,000 South Dakota Housing Development Authority, Homeownership
Mortgage Revenue Bonds, Series 2021A
2 .100 11/01/41 2,761,141
7,500,000 South Dakota Housing Development Authority, Homeownership
Mortgage Revenue Bonds, Series 2021B
2 .050 11/01/41 5,221,255
3,500,000 South Dakota Housing Development Authority, Homeownership
Mortgage Revenue Bonds, Series 2024A
4 .450 11/01/44 3,454,170
13,055,000 South Dakota Housing Development Authority, Homeownership
Mortgage Revenue Bonds, Series 2024C
4 .500 11/01/44 12,959,696
3,205,000 South Dakota Housing Development Authority, Homeownership
Mortgage Revenue Bonds, Social Series 2023A
4 .150 11/01/38 3,200,023
TOTAL SOUTH DAKOTA 32,727,061
TENNESSEE - 1.3%
1,615,000 Chattanooga Health, Educational and Housing Facility Board,
Tennessee, Revenue Bonds, CommonSpirit Health, Series
2019A-1
5 .000 08/01/26 1,655,385
1,890,000 Chattanooga Health, Educational and Housing Facility Board,
Tennessee, Revenue Bonds, CommonSpirit Health, Series
2019A-1
5 .000 08/01/28 2,003,513
5,000,000 Chattanooga, Tennessee, Electric System Enterprise Revenue
Bonds, Refunding, Series 2015A
4 .000 09/01/33 5,000,261
2,895,000 Knox County Health, Educational and Housing Facilities Board,
Tennessee, Revenue Bonds, University Health System, Inc., Series
2017
3 .375 04/01/26 2,864,551
3,250,000 Knox County Health, Educational and Housing Facilities Board,
Tennessee, Revenue Bonds, University Health System, Inc., Series
2017
5 .000 04/01/29 3,309,759
2,605,000 Knox County Health, Educational and Housing Facilities Board,
Tennessee, Revenue Bonds, University Health System, Inc., Series
2017
5 .000 04/01/30 2,652,078
2,810,000 Knox County Health, Educational and Housing Facilities Board,
Tennessee, Revenue Bonds, University Health System, Inc., Series
2017
5 .000 04/01/31 2,856,770
5,080,000 Metropolitan Government of Nashville-Davidson County Health
and Educational Facilities Board, Tennessee, Revenue Bonds,
Vanderbilt University Medical Center, Series 2016A
5 .000 07/01/40 5,150,137
4,800,000 Metropolitan Government of Nashville-Davidson County Health
and Educational Facilities Board, Tennessee, Revenue Bonds,
Vanderbilt University Medical Center, Series 2024A
5 .000 07/01/34 5,339,015
4,435,000 Murfreesboro, Tennessee, General Obligation Bonds, Series
2021
3 .000 06/01/30 4,315,643
15,760,000 Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series
2021A, (Mandatory Put 9/01/28)
4 .000 12/01/51 15,787,306
4,095,000 Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series
2022A, (Mandatory Put 12/01/30)
5 .500 10/01/53 4,374,815
410,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2015-1C
3 .950 07/01/35 402,303
3,255,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2018-3
3 .750 07/01/38 3,115,820
6,335,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2018-4
3 .900 07/01/38 6,187,983
5,765,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2019-1
3 .750 07/01/39 5,424,079

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TENNESSEE (continued)
$ 6,190,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2019-2
3 .000% 07/01/39 $ 5,212,023
2,440,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2019-3
2 .600 07/01/39 1,969,605
3,930,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2019-4
2 .900 07/01/39 3,248,833
3,915,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2021-1
2 .250 07/01/41 2,798,792
7,135,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2021-2
2 .250 07/01/41 5,092,406
5,340,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2021-3
2 .300 07/01/41 3,849,334
3,335,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2024-3C, (Mandatory Put 10/01/25)
3 .500 01/01/56 3,332,977
65,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Social Series 2024-1A
4 .500 07/01/44 64,534
260,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Social Series 2024-2A
4 .450 07/01/44 257,463
2,500,000 The Tennessee Energy Acquisition Corporation, Gas Project
Revenue Bonds, Series 2018, (Mandatory Put 11/01/25)
4 .000 11/01/49 2,506,516
TOTAL TENNESSEE 98,771,901
TEXAS - 7.4%
2,025,000 Aldine Independent School District, Harris County, Texas,
General Obligation Bonds, Refunding School Building Series
2024B
5 .000 02/15/28 2,151,404
2,610,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding First Tier Series 2017A
5 .000 01/01/28 2,633,195
2,840,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding First Tier Series 2017A
5 .000 01/01/30 2,862,311
1,600,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding First Tier Series 2017A
5 .000 01/01/32 1,610,300
20,000,000 Board of Regents of the University of Texas System, Revenue
Financing System Bonds, Series 2024B
5 .000 08/15/40 22,379,470
8,460,000 Board of Regents of the University of Texas, Permanent University
Fund Bonds, Series 2024A
5 .000 07/01/38 9,550,118
9,025,000 Board of Regents of the University of Texas, Permanent University
Fund Bonds, Series 2024A
5 .000 07/01/39 10,133,853
5,000,000 Central Texas Regional Mobility Authority, Revenue Bonds,
Anticipation Notes Subordinate Lien Series 2021C
5 .000 01/01/27 5,073,905
1,950,000 (d) Central Texas Regional Mobility Authority, Revenue Bonds,
Senior Lien, Series 2015A, (Pre-refunded 7/01/25)
5 .000 01/01/32 1,967,874
1,525,000 (d) Central Texas Regional Mobility Authority, Revenue Bonds,
Senior Lien, Series 2015A, (Pre-refunded 7/01/25)
5 .000 01/01/33 1,538,979
1,165,000 (d) Central Texas Regional Mobility Authority, Revenue Bonds,
Senior Lien, Series 2015A, (Pre-refunded 7/01/25)
5 .000 01/01/34 1,175,679
1,145,000 City of Houston, Texas, Convention & Entertainment Facilities
Department Hotel Occupancy Tax and Special Revenue Bonds,
Refunding Series 2019
5 .000 09/01/32 1,215,013
1,000,000 City of Houston, Texas, Convention & Entertainment Facilities
Department Hotel Occupancy Tax and Special Revenue Bonds,
Refunding Series 2019
5 .000 09/01/34 1,057,316
1,000,000 City of Houston, Texas, Convention & Entertainment Facilities
Department Hotel Occupancy Tax and Special Revenue Bonds,
Refunding Series 2019
5 .000 09/01/35 1,055,037
1,000,000 City of Houston, Texas, Convention & Entertainment Facilities
Department Hotel Occupancy Tax and Special Revenue Bonds,
Refunding Series 2019
5 .000 09/01/36 1,052,824
3,240,000 Collin County, Texas, General Obligation Bonds, Limited Tax
Permanent Improvement Series 2023
5 .000 02/15/36 3,618,069
1,225,000 Collin County, Texas, General Obligation Bonds, Limited Tax
Permanent Improvement Series 2023
5 .000 02/15/37 1,363,513
3,000,000 Conroe Independent School District, Montgomery County, Texas,
General Obligation Bonds, Refunding Series 2024
5 .000 02/15/30 3,287,883

Portfolio of Investments December 31, 2024
(continued)
Intermediate Duration Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 5,985,000 Cypress-Fairbanks Independent School District, Harris County,
Texas, General Obligation Bonds, Refunding Series 2015
4 .000% 02/15/35 $ 5,976,305
8,570,000 Dallas Fort Worth International Airport, Texas, Joint Revenue
Bonds Refunding Series 2023C, (AMT)
5 .000 11/01/26 8,789,261
9,070,000 Dallas Fort Worth International Airport, Texas, Joint Revenue
Bonds Refunding Series 2023C, (AMT)
5 .000 11/01/27 9,417,630
10,000,000 Dallas, Texas, General Obligation Bonds, Refunding and
Improvement Series 2024B
5 .000 02/15/27 10,412,330
5,900,000 Dallas, Texas, Waterworks and Sewer System Revenue Bonds,
Refunding Series 2016A
5 .000 10/01/41 5,980,047
2,775,000 Fort Bend County Industrial Development Corporation, Texas,
Revenue Bonds, NRG Energy Inc. Project, Series 2012B
4 .750 11/01/42 2,774,995
4,000,000 Grand Prairie Independent School District, Dallas County, Texas,
General Obligation Bonds, Refunding Series 2015
4 .000 02/15/31 4,001,762
5,215,000 Harris County Cultural Education Facilities Finance Corporation,
Texas, Hospital Revenue Bonds, Memorial Hermann Health
System, Refunding Series 2020A
4 .125 07/01/26 5,291,334
4,025,000 Harris County Cultural Education Facilities Finance Corporation,
Texas, Hospital Revenue Bonds, Memorial Hermann Health
System, Refunding Series 2020A
3 .950 07/01/27 4,094,071
3,060,000 Harris County Cultural Education Facilities Finance Corporation,
Texas, Hospital Revenue Bonds, Memorial Hermann Health
System, Refunding Series 2020A
3 .750 07/01/28 3,107,292
3,650,000 Harris County Cultural Education Facilities Finance Corporation,
Texas, Hospital Revenue Bonds, Memorial Hermann Health
System, Series 2022B, (Mandatory Put 12/01/28)
5 .000 06/01/50 3,860,876
8,960,000 Harris County Cultural Education Facilities Finance Corporation,
Texas, Hospital Revenue Bonds, Memorial Hermann Health
System, Series 2024C, (Mandatory Put 7/01/29)
5 .000 07/01/54 9,572,641
1,000,000 Harris County Cultural Education Facilities Finance Corporation,
Texas, Hospital Revenue Bonds, Texas Childrens Hospital, Series
2019A
4 .000 10/01/35 1,000,521
14,830,000 Houston Higher Education Finance Corporation, Texas, Revenue
Bonds, Rice University, Series 2024
5 .000 05/15/34 17,032,632
11,815,000 Houston Independent School District, Harris County, Texas,
General Obligation Bonds, Refunding Schoolhouse Series 2016A
4 .000 02/15/34 11,857,333
6,995,000 Houston, Texas, Airport System Revenue Bonds, Refunding
Subordinate Lien Series 2023A - AGM Insured, (AMT)
5 .000 07/01/28 7,321,452
11,005,000 Houston, Texas, Airport System Revenue Bonds, Refunding
Subordinate Lien Series 2023A - AGM Insured, (AMT)
5 .000 07/01/30 11,767,761
11,535,000 Houston, Texas, Airport System Revenue Bonds, Refunding
Subordinate Lien Series 2023A - AGM Insured, (AMT)
5 .000 07/01/32 12,470,309
2,440,000 Houston, Texas, Airport System Special Facilities Revenue Bonds,
United Airlines, Inc. Terminal E Project, Refunding Series 2014,
(AMT)
5 .000 07/01/29 2,441,855
1,000,000 Houston, Texas, Airport System Special Facilities Revenue Bonds,
United Airlines, Inc. Terminal E Project, Series 2021B-1, (AMT)
4 .000 07/15/41 931,037
8,825,000 Houston, Texas, Airport System Special Facilities Revenue Bonds,
United Airlines, Inc. Terminal Improvements Project, Series
2024B, (AMT)
5 .250 07/15/33 9,245,068
12,000,000 Houston, Texas, Combined Utility System Revenue Bonds,
Refunding First Lien Series 2014D
5 .000 11/15/39 12,010,453
3,085,000 Houston, Texas, Combined Utility System Revenue Bonds,
Refunding First Lien Series 2018D
5 .000 11/15/32 3,293,033
2,615,000 Houston, Texas, Combined Utility System Revenue Bonds,
Refunding First Lien Series 2018D
5 .000 11/15/33 2,785,424
8,500,000 Houston, Texas, General Obligation Bonds, Refunding Series
2024A
5 .000 03/01/41 9,311,364
7,500,000 Houston, Texas, General Obligation Bonds, Refunding Series
2024A
5 .000 03/01/42 8,184,770
1,325,000 Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Facilities Department,
Refunding Series 2014
5 .000 09/01/31 1,326,437

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 1,000,000 Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Facilities Department,
Refunding Series 2021
3 .000% 09/01/33 $ 941,721
2,635,000 Hurst-Euless-Bedford Independent School District, Tarrant
County, Texas, General Obligation Bonds, School Building Series
2024
5 .000 08/15/26 2,723,223
2,035,000 Katy Independent School District, Harris, Fort Bend and Waller
Counties, Texas, General Obligation Bonds, Refunding Series
2024
5 .000 02/15/29 2,199,762
3,800,000 Klein Independent School District, Harris County, Texas, General
Obligation Bonds, Refunding Schoolhouse Series 2015A
4 .000 08/01/32 3,808,430
1,000,000 Love Field Airport Modernization Corporation, Texas, General
Airport Revenue Bonds Series 2015, (AMT)
5 .000 11/01/26 1,011,785
2,025,000 Love Field Airport Modernization Corporation, Texas, General
Airport Revenue Bonds Series 2015, (AMT)
5 .000 11/01/27 2,045,196
1,570,000 Love Field Airport Modernization Corporation, Texas, General
Airport Revenue Bonds Series 2015, (AMT)
5 .000 11/01/28 1,584,861
2,000,000 Love Field Airport Modernization Corporation, Texas, General
Airport Revenue Bonds Series 2015, (AMT)
5 .000 11/01/29 2,018,663
2,000,000 Love Field Airport Modernization Corporation, Texas, General
Airport Revenue Bonds Series 2015, (AMT)
5 .000 11/01/30 2,018,477
4,070,000 Lower Colorado River Authority, Texas, Transmission Contract
Revenue Bonds, LCRA Transmission Services Corporation Project,
Refunding Series 2021
5 .000 05/15/27 4,245,997
4,530,000 Matagorda County Navigation District 1, Texas, Pollution Control
Revenue Bonds, Central Power & Light Company Project,
Refunding Series 2001A
2 .600 11/01/29 4,257,377
820,000 McCamey County Hospital District, Texas, General Obligation
Bonds, Series 2013
5 .000 12/01/25 819,057
2,720,000 McCamey County Hospital District, Texas, General Obligation
Bonds, Series 2013
5 .250 12/01/28 2,725,004
2,700,000 (b) Mission Economic Development Corporation, Texas, Revenue
Bonds, Natgasoline Project, Senior Lien Series 2018, (AMT)
4 .625 10/01/31 2,691,312
10,000,000 Mission Economic Development Corporation, Texas, Solid Waste
Disposal Revenue Bonds, Waste Management Inc. Project, Series
2023A, (AMT), (Mandatory Put 7/01/27)
4 .250 06/01/48 10,031,352
3,860,000 (d) North Texas Tollway Authority, Special Projects System Revenue
Bonds, Convertible Capital Appreciation Series 2011C, (Pre-
refunded 9/01/31)
7 .000 09/01/43 4,647,116
9,190,000 (d) North Texas Tollway Authority, Special Projects System Revenue
Bonds, Convertible Capital Appreciation Series 2011C, (Pre-
refunded 9/01/31)
6 .750 09/01/45 11,110,630
5,355,000 North Texas Tollway Authority, System Revenue Bonds, Refunding
First Tier Series 2023A
5 .000 01/01/27 5,557,008
4,000,000 North Texas Tollway Authority, System Revenue Bonds, Refunding
First Tier Series 2024A
5 .000 01/01/41 4,379,367
3,750,000 North Texas Tollway Authority, System Revenue Bonds, Refunding
First Tier, Series 2008D - AGC Insured
0 .000 01/01/38 2,230,983
5,000,000 North Texas Tollway Authority, System Revenue Bonds, Refunding
First Tier, Series 2019A
3 .000 01/01/35 4,703,256
5,950,000 North Texas Tollway Authority, System Revenue Bonds, Refunding
First Tier, Series 2020A
4 .000 01/01/37 6,000,999
7,500,000 North Texas Tollway Authority, System Revenue Bonds, Refunding
Second Tier Series 2024B
5 .000 01/01/32 8,350,976
5,280,000 Pasadena Independent School District, Harris County, Texas,
General Obligation Bonds, Refunding Series 2015
4 .000 02/15/34 5,279,762
1,000,000 (b) Port Beaumont Navigation District, Jefferson County, Texas, Dock
and Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy
Project, Series 2020, (AMT)
3 .625 01/01/35 913,527
6,865,000 (b) Port Beaumont Navigation District, Jefferson County, Texas, Dock
and Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy
Project, Series 2021A, (AMT)
2 .750 01/01/36 5,741,377

Portfolio of Investments December 31, 2024
(continued)
Intermediate Duration Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 13,675,000 (b) Port Beaumont Navigation District, Jefferson County, Texas, Dock
and Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy
Project, Series 2021A, (AMT)
2 .875% 01/01/41 $ 10,732,494
1,000,000 (b) Port Beaumont Navigation District, Jefferson County, Texas, Dock
and Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy
Project, Series 2021A, (AMT)
3 .000 01/01/50 697,445
2,000,000 (b) Port Beaumont Navigation District, Jefferson County, Texas, Dock
and Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy
Project, Series 2024A, (AMT)
5 .000 01/01/39 2,040,666
1,265,000 Port of Houston Authority, Harris County, Texas, General
Obligation Bonds, First Lien Series 2021
5 .000 10/01/26 1,308,401
2,315,000 Round Rock, Texas, Combined Tax and Revenue Certificates of
Obligation, Series 2021A
2 .000 08/15/43 1,503,917
1,180,000 Round Rock, Texas, Combined Tax and Revenue Certificates of
Obligation, Series 2021C
2 .000 08/15/43 766,575
1,520,000 Round Rock, Texas, Combined Tax and Revenue Certificates of
Obligation, Series 2021C
2 .000 08/15/46 927,897
5,000,000 San Antonio, Texas, Water System Revenue Bonds, Refunding
Junior Lien Series 2015B
4 .000 05/15/35 5,001,324
13,980,000 Texas Department of Housing and Community Affairs, Residential
Mortgage Revenue Bonds, Series 2024C
4 .450 01/01/44 13,845,780
3,535,000 Texas Department of Housing and Community Affairs, Single
Family Mortgage Revenue Bonds, Series 2018A
4 .125 09/01/38 3,511,363
4,835,000 Texas Department of Housing and Community Affairs, Single
Family Mortgage Revenue Bonds, Series 2021A
2 .050 09/01/41 3,373,989
20,170,000 Texas Municipal Gas Acquisition and Supply Corporation IV, Gas
Supply Revenue Bonds, Series 2023A, (Mandatory Put 1/01/30)
5 .500 01/01/54 21,479,866
15,850,000 Texas Municipal Gas Acquisition and Supply Corporation IV, Gas
Supply Revenue Bonds, Series 2023B, (Mandatory Put 1/01/34)
5 .500 01/01/54 17,463,063
10,000,000 Texas Municipal Gas Acquisition and Supply Corporation V,
Texas, Gas Supply Revenue Bonds, Series 2024, (Mandatory Put
1/01/34)
5 .000 01/01/55 10,646,782
12,000,000 Texas Private Activity Bond Surface Transporation Corporation,
Revenue Bonds, NTE Mobility Partners LLC North Tarrant Express
Managed Lanes Project, Refunding Senior Lien Series 2019A
4 .000 12/31/37 11,790,256
3,940,000 Texas Private Activity Bond Surface Transporation Corporation,
Revenue Bonds, NTE Mobility Partners LLC North Tarrant Express
Managed Lanes Project, Refunding Senior Lien Series 2019A
4 .000 12/31/38 3,862,979
10,000,000 Texas Private Activity Bond Surface Transporation Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Segments 3C Project, Series 2019, (AMT)
5 .000 06/30/58 10,145,238
1,600,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635
Managed Lanes Project, Refunding  Series 2020A
4 .000 12/31/32 1,611,902
2,800,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635
Managed Lanes Project, Refunding  Series 2020A
4 .000 06/30/33 2,812,397
1,600,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635
Managed Lanes Project, Refunding  Series 2020A
4 .000 06/30/35 1,594,206
5,790,000 Texas State, General Obligation Bonds, College Student Loan
Series 2023A, (AMT)
5 .000 08/01/36 6,203,575
6,665,000 Texas State, General Obligation Bonds, Texas Transportation
Commission, Mobility Fund Refunding Series 2024
5 .000 10/01/32 7,550,713
10,000,000 Texas State, General Obligation Bonds, Transportation
Commission Highway Improvement, Series 2016A
5 .000 04/01/35 10,189,473
12,000,000 Texas Transportation Commission, Central Texas Turnpike System
Revenue Bonds, Refunding Second Tier Series 2024C
5 .000 08/15/38 13,337,579
6,050,000 Texas Transportation Commission, General Obligation Bonds,
Highway Improvement Refunding Series 2024
5 .000 04/01/26 6,197,838
5,590,000 Texas Transportation Commission, General Obligation Bonds,
Highway Improvement Refunding Series 2024
5 .000 04/01/28 5,950,323
8,000,000 Texas Transportation Commission, Highway Fund Revenue
Bonds, Refunding First Tier Series 2024
5 .000 10/01/32 9,045,447

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 1,125,000 Texas Transportation Commission, State Highway 249 System
Revenue Bonds, First Tier Toll Series 2019A
0 .000% 08/01/35 $ 715,155
1,590,000 Texas Transportation Commission, State Highway 249 System
Revenue Bonds, First Tier Toll Series 2019A
0 .000 08/01/36 961,094
2,070,000 Texas Transportation Commission, State Highway 249 System
Revenue Bonds, First Tier Toll Series 2019A
0 .000 08/01/37 1,184,923
1,100,000 Texas Transportation Commission, State Highway 249 System
Revenue Bonds, First Tier Toll Series 2019A
0 .000 08/01/39 564,081
3,740,000 Travis County, Texas, General Obligation Bonds, Permanent
Improvement Limited Tax Series 2024
5 .000 03/01/39 4,136,120
10,780,000 Travis County, Texas, General Obligation Bonds, Permanent
Improvement Limited Tax Series 2024
5 .000 03/01/40 11,868,988
TOTAL TEXAS 563,043,803
UTAH - 0.7%
1,055,000 (b) Black Desert Public Infrastructure District, Utah, Limited Tax
General Obligation Bonds Series 2021A
3 .250 03/01/31 993,707
1,600,000 (b) Black Desert Public Infrastructure District, Utah, Limited Tax
General Obligation Bonds Series 2021A
3 .500 03/01/36 1,439,807
1,300,000 (b) Downtown East Streetcar Sewer Public Infrastructure District,
South Salt Lake, Salt Lake County, Utah, Limited Tax General
Obligation Bonds, Series 2022A
5 .750 03/01/42 1,299,559
1,790,000 (b) MIDA Military Installation Development Authority Golf and
Equestrian Center Public Infrastructure District, Utah, Limited Tax
and Tax Allocation Revenue Bonds, Series 2021
4 .125 06/01/36 1,542,965
1,250,000 (b) MIDA Mountain Village Public Infrastructure District, Utah,
Subordinate Tax Allocation Revenue Bonds, Series 2024-2
5 .500 06/15/39 1,268,698
3,900,000 Salt Lake City, Utah, Airport Revenue Bonds, International Airport
Series 2021A, (AMT)
5 .000 07/01/26 3,977,936
5,000,000 Salt Lake City, Utah, Airport Revenue Bonds, International Airport
Series 2021A, (AMT)
5 .000 07/01/31 5,362,956
1,405,000 Salt Lake City, Utah, Airport Revenue Bonds, International Airport
Series 2023A, (AMT)
5 .000 07/01/30 1,491,583
9,000,000 Salt Lake City, Utah, Airport Revenue Bonds, International Airport
Series 2023A, (AMT)
5 .000 07/01/31 9,653,321
10,640,000 Salt Lake City, Utah, Airport Revenue Bonds, International Airport
Series 2023A, (AMT)
5 .000 07/01/33 11,514,476
2,700,000 Salt Lake City, Utah, Airport Revenue Bonds, International Airport
Series 2023A, (AMT)
5 .000 07/01/35 2,890,341
1,120,000 Salt Lake City, Utah, Airport Revenue Bonds, International Airport
Series 2023A, (AMT)
5 .250 07/01/36 1,230,706
1,125,000 Salt Lake City, Utah, Airport Revenue Bonds, International Airport
Series 2023A, (AMT)
5 .250 07/01/37 1,231,709
6,660,000 Utah Housing Corporation, Single Family Mortgage Bonds,
Series 2024E
4 .600 07/01/44 6,685,302
TOTAL UTAH 50,583,066
VERMONT - 0.1%
2,985,000 Vermont Economic Development Authority, Mortgage Revenue
Bonds, Wake Robin Corporation Project, Series 2021A
4 .000 05/01/37 2,852,962
3,439,000 Vermont Housing Finance Agency, Multiple Purpose Bonds,
Series 2021A
2 .450 11/01/41 2,582,940
3,465,000 Vermont Housing Finance Agency, Multiple Purpose Bonds,
Social Series 2024C
4 .450 11/01/44 3,430,636
TOTAL VERMONT 8,866,538
VIRGINIA - 1.6%
5,260,000 Amelia County Industrial Development Authority, Virginia, Solid
Waste Disposal Revenue Bonds, Waste Management Inc., Series
2002, (AMT)
1 .450 04/01/27 4,958,158
7,310,000 Arlington County Industrial Development Authority, Virginia,
Hospital Revenue Bonds, Virginia Hospital Center, Series 2023A,
(Mandatory Put 7/01/31)
5 .000 07/01/53 7,812,899
5,000,000 (d) Hampton Roads Transportation Accountability Commission,
Virginia, Revenue Bonds, Hampton Roads Transportation Fund,
Senior Lien Bond Anticipation Notes, Series 2021A, (ETM)
5 .000 07/01/26 5,151,518

Portfolio of Investments December 31, 2024
(continued)
Intermediate Duration Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
VIRGINIA (continued)
$ 870,000 James City County Economic Development Authority, Virginia,
Residential Care Facility Revenue Bonds, Williamsburg Landing
Inc., Refunding Series 2021A
4 .000% 12/01/35 $ 835,687
2,010,000 Louisa Industrial Development Authority, Virginia, Pollution
Control Revenue Bonds, Virginia Electric and Power Company,
Refunding Series 2008B, (Mandatory Put 9/02/25)
0 .750 11/01/35 1,951,343
1,000,000 Stafford County Economic Development Authority, Virginia,
Hospital Facilities Revenue Bonds, Mary Washington Healthcare
Obligated Group, Refunding Series 2016
3 .125 06/15/31 961,936
710,000 (b) Virginia College Building Authority, Educational Facilities
Revenue Bonds, Marymount University Project, Refunding Series
2015A
5 .000 07/01/45 581,291
2,810,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2023E-3
4 .400 10/01/44 2,754,269
1,500,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2023E-4
4 .450 07/01/45 1,461,569
7,505,000 Virginia Housing Development Authority, Rental Housing Bonds,
Series 2020B
2 .200 03/01/40 5,508,605
10,000,000 Virginia Housing Development Authority, Rental Housing Bonds,
Series 2023D
3 .450 08/01/28 9,961,923
2,600,000 Virginia Housing Development Authority, Rental Housing Bonds,
Series 2024H
3 .625 06/01/29 2,583,128
3,220,000 Virginia Small Business Financing Authority, Environmental
Facilities Revenue Bonds (Pure Salmon Virginia LLC Project),
Escrow Refinancing Series 2022, (AMT), (Mandatory Put
11/20/25)
4 .000 11/01/52 3,221,302
13,045,000 Virginia Small Business Financing Authority, Private Activity
Revenue Bonds, Transform 66 P3 Project, Senior Lien Series
2017, (AMT)
5 .000 12/31/49 13,111,695
12,375,000 Virginia Small Business Financing Authority, Private Activity
Revenue Bonds, Transform 66 P3 Project, Senior Lien Series
2017, (AMT)
5 .000 12/31/56 12,400,666
5,480,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5 .000 07/01/32 5,770,809
4,000,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5 .000 01/01/34 4,191,561
4,890,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5 .000 07/01/36 5,087,857
3,330,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5 .000 07/01/37 3,456,048
4,540,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5 .000 01/01/38 4,703,703
2,000,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5 .000 12/31/47 2,066,017
3,190,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5 .000 12/31/52 3,281,908
5,250,000 Virginia Small Business Financing Authority, Revenue Bonds,
Elizabeth River Crossing OPCO, LLC Project, Refunding Senior
Lien Series 2022, (AMT)
4 .000 01/01/31 5,268,253
7,250,000 Virginia Small Business Financing Authority, Revenue Bonds,
Elizabeth River Crossing OPCO, LLC Project, Refunding Senior
Lien Series 2022, (AMT)
4 .000 07/01/34 7,202,528
2,550,000 Virginia Small Business Financing Authority, Revenue Bonds,
Elizabeth River Crossing OPCO, LLC Project, Refunding Senior
Lien Series 2022, (AMT)
4 .000 01/01/35 2,526,197

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
VIRGINIA (continued)
$ 5,750,000 Virginia Small Business Financing Authority, Revenue Bonds,
Elizabeth River Crossing OPCO, LLC Project, Refunding Senior
Lien Series 2022, (AMT)
4 .000% 07/01/35 $ 5,685,559
1,365,000 Wise County Industrial Development Authority, Virginia, Solid
Waste and Sewage Disposal Revenue Bonds, Virginia Electric
and Power Company, Series 2010A, (Mandatory Put 5/28/27)
3 .800 11/01/40 1,381,228
TOTAL VIRGINIA 123,877,657
WASHINGTON - 3.2%
3,725,000 Energy Northwest, Washington, Electric Revenue Bonds,
Columbia Generating Station, Refunding Series 2024A
5 .000 07/01/38 4,195,323
2,725,000 Energy Northwest, Washington, Electric Revenue Bonds, Nuclear
Project 1, Refunding Series 2024B
5 .000 07/01/26 2,806,769
8,955,000 King County, Washington, Sewer Revenue Bonds, Refunding
Junior Lien Series 2020B, (Mandatory Put 1/01/26)
0 .875 01/01/42 8,656,635
7,850,000 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien
Series 2017C, (AMT)
5 .000 05/01/31 8,055,606
8,800,000 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien
Series 2018A, (AMT)
5 .000 05/01/31 9,024,558
5,300,000 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien
Series 2019, (AMT)
5 .000 04/01/29 5,572,088
9,685,000 Port of Seattle, Washington, Revenue Bonds, Refunding
Intermediate Lien Private Activity Series 2022B, (AMT)
5 .000 08/01/30 10,314,344
3,055,000 Port of Seattle, Washington, Revenue Bonds, Refunding
Intermediate Lien Series 2016
5 .000 02/01/29 3,112,185
2,740,000 Port of Seattle, Washington, Revenue Bonds, Refunding
Intermediate Lien Series 2021C, (AMT)
5 .000 08/01/32 2,919,462
2,340,000 Skagit County Public Hospital District 1, Washington, Revenue
Bonds, Skagit Valley Hospital, Refunding & Improvement Series
2016
5 .000 12/01/37 2,352,573
2,000,000 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019A-1
5 .000 08/01/28 2,120,119
8,335,000 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019B-2, (Mandatory Put 8/01/25)
5 .000 08/01/49 8,354,539
2,730,000 (d) Washington Health Care Facilities Authority, Revenue Bonds,
Fred Hutchinson Cancer Research Center, Series 2015, (Pre-
refunded 7/01/25)
5 .000 01/01/26 2,753,676
1,285,000 (d) Washington Health Care Facilities Authority, Revenue Bonds,
Fred Hutchinson Cancer Research Center, Series 2015, (Pre-
refunded 7/01/25)
5 .000 01/01/27 1,296,144
5,930,000 Washington Health Care Facilities Authority, Revenue Bonds,
MultiCare Health System, Series 2015A
5 .000 08/15/40 5,932,345
5,875,000 Washington Health Care Facilities Authority, Revenue Bonds,
MultiCare Health System, Series 2015B
5 .000 08/15/35 5,897,597
14,085,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Health & Services, Refunding Series 2012A
5 .000 10/01/33 14,088,662
6,115,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Saint Joseph Health, Series 2018B
5 .000 10/01/30 6,379,145
1,715,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Saint Joseph Health, Series 2018B
5 .000 10/01/31 1,787,215
6,140,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Saint Joseph Health, Series 2018B
5 .000 10/01/32 6,394,810
5,120,000 Washington Health Care Facilities Authority, Revenue Bonds,
Virginia Mason Medical Center, Series 2017
5 .000 08/15/29 5,273,177
2,250,000 Washington Health Care Facilities Authority, Revenue Bonds,
Virginia Mason Medical Center, Series 2017
5 .000 08/15/31 2,312,339
2,755,000 Washington Health Care Facilities Authority, Revenue Bonds,
Virginia Mason Medical Center, Series 2017
5 .000 08/15/34 2,817,136
6,015,000 Washington Health Care Facilities Authority, Revenue Bonds,
Virginia Mason Medical Center, Series 2017
5 .000 08/15/36 6,130,005
2,770,000 (b) Washington State Housing Finance Commission, Non-Profit
Housing Revenue Bonds, Eliseo Project, Refunding Ser
2021B-1. TEMPS-80. TAX-EXEMPT MANDATORY PAYDOWN
SECURITIES-80
2 .500 07/01/28 2,610,126

Portfolio of Investments December 31, 2024
(continued)
Intermediate Duration Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WASHINGTON (continued)
$ 6,900,000 Washington State Housing Finance Commission, Single Family
Program Bonds, Series 2021-1N
2 .200% 06/01/41 $ 4,880,963
5,580,000 Washington State Housing Finance Commission, Single Family
Program Bonds, Series 2021-2N
2 .400 12/01/41 4,146,554
39,488,566 Washington State Housing Finance Commission, Social
Municipal Certificates Multifamily Revenue Bonds, Series 2021-1
Class A
3 .500 12/20/35 36,499,309
6,091,690 Washington State Housing Finance Commission, Social
Municipal Certificates Multifamily Revenue Bonds, Series
2024A-1
4 .085 03/20/40 5,827,225
5,035,000 Washington State, General Obligation Bonds, Motor Vehicle Fuel
Tax & Vehicle Related Fees Refunding Series R-2022D
4 .000 07/01/28 5,206,292
11,035,000 Washington State, General Obligation Bonds, Motor Vehicle Fuel
Tax & Vehicle Related Fees Refunding Series R-2023B
5 .000 07/01/42 12,089,965
9,425,000 Washington State, General Obligation Bonds, Motor Vehicle Fuel
Tax & Vehicle Related Fees, Refunding Series R-2024C
5 .000 08/01/27 9,921,278
5,450,000 Washington State, General Obligation Bonds, Refunding Various
Purpose Series R-2018D
5 .000 08/01/27 5,736,972
5,000,000 Washington State, General Obligation Bonds, Refunding Various
Purpose Series R-2023A
5 .000 08/01/27 5,263,277
6,590,000 Washington State, General Obligation Bonds, Various Purpose
Group 1 Series 2024C
5 .000 02/01/26 6,737,554
6,750,000 Washington State, General Obligation Bonds, Various Purpose
Series 2021A
5 .000 08/01/44 7,162,702
4,000,000 Washington State, General Obligation Bonds, Various Purpose
Series 2023A
5 .000 08/01/45 4,308,452
4,975,000 Whidbey Island Public Hospital District, Island County,
Washington, General Obligation Bonds, Whidbey General
Hospital, Series 2013
5 .500 12/01/33 4,661,248
TOTAL WASHINGTON 243,598,369
WEST VIRGINIA - 0.2%
6,000,000 West Virginia Economic Development Authority, Solid Waste
Disposal Facilities Revenue Bonds, Appalachian Power Company
- Amos Project, Series 2011A, (AMT), (Mandatory Put 9/01/25)
1 .000 01/01/41 5,848,844
1,365,000 West Virginia Hospital Finance Authority, Hospital Revenue
Bonds, Charleston Area Medical Center, Series 2014A
5 .000 09/01/25 1,366,115
3,240,000 West Virginia Housing Development Fund, Housing Finance
Revenue Bonds, Social Series 2023D
4 .300 11/01/38 3,208,374
1,710,000 West Virginia Housing Development Fund, Housing Finance
Revenue Bonds, Social Series 2024A
4 .400 11/01/44 1,677,237
1,945,000 West Virginia Housing Development Fund, Housing Finance
Revenue Bonds, Social Series 2024D
3 .900 11/01/39 1,858,924
2,555,000 West Virginia Housing Development Fund, Housing Finance
Revenue Bonds, Social Series 2024D
4 .300 11/01/44 2,535,582
TOTAL WEST VIRGINIA 16,495,076
WISCONSIN - 2.1%
6,780,000 Central Brown County Water Authority, Wisconsin, Water System
Revenue Bonds, Refunding Series 2024A
5 .000 11/01/33 7,615,496
4,455,000 Middleton-Cross Plains Area School District, Dane County,
Wisconsin, General Obligation Bonds, Refunding Series 2021A
2 .000 03/01/26 4,354,456
4,555,000 Middleton-Cross Plains Area School District, Dane County,
Wisconsin, General Obligation Bonds, Refunding Series 2021A
2 .000 03/01/27 4,356,039
4,320,000 Milwaukee, Wisconsin, General Obligation Bonds, Promissory
Notes Series 2024-N1 - AGM Insured
5 .000 04/01/30 4,695,615
10,000,000 Public Finance Authority of Wisconsin, Lease Development
Revenue Bonds, KU Campus Development Corporation-Central
District Development Project, Series 2016
5 .000 03/01/41 10,110,138
25,400,000 (b) Public Finance Authority of Wisconsin, Limited Obligation PILOT
Revenue Bonds, American Dream @ Meadowlands Project, Series
2017
6 .500 12/01/37 25,893,464
4,525,000 Public Finance Authority of Wisconsin, Pollution Control Revenue
Bonds, Duke Energy Progress Project, Refunding Series 2022A-2,
(Mandatory Put 10/01/26)
3 .300 10/01/46 4,512,078

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 8,455,000 Public Finance Authority of Wisconsin, Pollution Control Revenue
Bonds, Duke Energy Progress Project, Refunding Series 2022A-2,
(Mandatory Put 10/01/30)
3 .700% 10/01/46 $ 8,410,632
15,000 (b),(d) Public Finance Authority of Wisconsin, Revenue Bonds, Roseman
University of Health Sciences, Series 2020, (ETM)
3 .000 04/01/25 14,993
115,000 (b) Public Finance Authority of Wisconsin, Revenue Bonds, Roseman
University of Health Sciences, Series 2020
3 .000 04/01/25 114,550
16,805,000 Public Finance Authority of Wisconsin, Solid Waste Disposal
Revenue Bonds, Waste Management Inc., Refunding Series
2016A-1
2 .625 11/01/25 16,583,922
7,880,000 Public Finance Authority of Wisconsin, Solid Waste Disposal
Revenue Bonds, Waste Management Inc., Refunding Series
2016A-2
2 .875 05/01/27 7,684,341
2,380,000 (b) Public Finance Authority, Wisconsin, Educational Revenue Bonds,
Lake Norman Charter School, Series 2018A
4 .000 06/15/28 2,371,015
4,170,000 Public Finance Authority, Wisconsin, Exempt Facilities Revenue
Bonds, Celanese Project, Refunding Series 2016C
4 .050 11/01/30 4,122,889
9,085,000 Public Finance Authority, Wisconsin, Exempt Facilities Revenue
Bonds, Celanese Project, Refunding Series 2016C
4 .300 11/01/30 9,088,027
1,500,000 Sheboygan Area School District, Manitowoc and Sheboygan
Counties, Wisconsin, General Obligation Bonds, Promissory
Notes Series 2024
3 .000 03/01/39 1,354,047
1,525,000 Sheboygan Area School District, Manitowoc and Sheboygan
Counties, Wisconsin, General Obligation Bonds, Promissory
Notes Series 2024
3 .000 03/01/40 1,354,407
1,080,000 Wisconsin Health & Educational Facs Authority, Health Facilities
Revenue Bonds, UnityPoint Health Project, Series 2014A
5 .000 12/01/26 1,080,684
4,115,000 Wisconsin Health & Educational Facs Authority, Health Facilities
Revenue Bonds, UnityPoint Health Project, Series 2014A
5 .000 12/01/27 4,117,519
7,765,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Advocate Aurora Health Credit Group, Series 2018 B-1,
(Mandatory Put 7/01/27)
5 .000 08/15/54 7,940,675
2,610,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Marshfield Clinic Health System, Inc., Series 2017C
5 .000 02/15/47 2,577,565
3,230,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, PHW Muskego, Inc. Project, Series 2021
4 .000 10/01/41 2,729,113
2,120,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Gundersen Health System, Refunding Series
2021A
4 .000 10/15/34 2,143,076
1,455,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Gundersen Health System, Refunding Series
2021A
4 .000 10/15/35 1,462,445
5,490,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Marshfield Clinic Health System, Inc., Series
2020B-2, (Mandatory Put 2/15/27)
5 .000 02/15/51 5,592,527
1,470,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Oakwood Lutheran Senior Ministries, Series
2021
4 .000 01/01/37 1,394,575
1,950,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Saint Camillus Health System Inc, Series 2019A
5 .000 11/01/39 1,851,862
1,355,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, ThedaCare Inc, Series 2015
5 .000 12/15/25 1,356,004
4,440,000 Wisconsin Housing and Economic Development Authority, Home
Ownership Revenue Bonds, Social Series 2024C
4 .125 09/01/39 4,398,652
2,750,000 Wisconsin Housing and Economic Development Authority,
Housing Revenue Bonds, Series 2019A
3 .000 11/01/39 2,326,671
1,650,000 Wisconsin Housing and Economic Development Authority,
Housing Revenue Bonds, Series 2021C
2 .500 11/01/41 1,257,200
2,555,000 Wisconsin Housing and Economic Development Authority,
Housing Revenue Bonds, Series 2023E, (Mandatory Put 5/01/27)
3 .875 11/01/54 2,562,142
4,760,000 Wisconsin State, General Obligation Bonds, Refunding Series
2024-1
5 .000 05/01/32 5,384,641
TOTAL WISCONSIN 160,811,460

Portfolio of Investments December 31, 2024
(continued)
Intermediate Duration Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WYOMING - 1.1%
$ 16,300,000 Campbell County, Wyoming Solid Waste Facilities Revenue
Bonds, Basin Electric Power Cooperative, Dry Fork Station
Facilities, Series 2019A
3 .625% 07/15/39 $ 14,741,902
960,000 Casper Community College District, Natrona County, Wyoming,
Revenue Bonds, Refunding Series 2021
4 .000 04/15/37 971,141
1,000,000 Casper Community College District, Natrona County, Wyoming,
Revenue Bonds, Refunding Series 2021
4 .000 04/15/38 1,007,350
800,000 Consolidated Wyoming Municipalities Electric Power System
Joint Powers Board, Wyoming, Electric Facilities Improvement
Lease Revenue Bonds, Gillette Electrical System Project,
Refunding Series 2022
5 .000 06/01/33 885,978
1,415,000 Consolidated Wyoming Municipalities Electric Power System
Joint Powers Board, Wyoming, Electric Facilities Improvement
Lease Revenue Bonds, Gillette Electrical System Project,
Refunding Series 2022
5 .000 06/01/34 1,561,787
8,730,000 Sweetwater County 2023 Specific Purpose Joint Powers Board,
Wyoming, Sales and Use Excise Tax Revenue Bonds, Series 2023
5 .000 06/15/27 9,101,921
28,275,000 Sweetwater County, Wyoming, Pollution Control Revenue
Refunding Bonds, Idaho Power Company Project, Series 2006
1 .700 07/15/26 27,187,097
4,215,000 University of Wyoming, Facilities Revenue Bonds, Supplemental
Coverage Program, Refunding Series 2021A
5 .000 06/01/26 4,327,019
2,645,000 Wyoming Community Development Authority, Housing Revenue
Bonds, 2015 Series 6
3 .900 12/01/34 2,613,378
6,500,000 Wyoming Community Development Authority, Housing Revenue
Bonds, 2019 Series 3
2 .650 12/01/39 5,270,338
3,250,000 Wyoming Community Development Authority, Housing Revenue
Bonds, 2020 Series 1
3 .000 12/01/40 2,683,560
6,675,000 Wyoming Community Development Authority, Housing Revenue
Bonds, 2020 Series 2
2 .250 12/01/40 4,897,087
6,000,000 Wyoming Community Development Authority, Housing Revenue
Bonds, 2021 Series 3
2 .250 12/01/41 4,258,846
2,700,000 Wyoming Community Development Authority, Housing Revenue
Bonds, 2023 Series 1
4 .200 12/01/38 2,705,126
TOTAL WYOMING 82,212,530
TOTAL MUNICIPAL BONDS
(Cost $7,644,964,901) 7,357,821,712
TOTAL LONG-TERM INVESTMENTS
(Cost $7,688,187,203) 7,396,267,950
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  0.9%
68135000 MUNICIPAL BONDS - 0 .9% 68135000
FLORIDA - 0.1%
5,000,000 (b),(g) Tampa, Florida, Water and Sewer System Revenue Bonds, Tender
Option Bond Trust 2022-XL0359
3 .650 10/01/57 5,000,000
TOTAL FLORIDA 5,000,000
IOWA - 0.2%
14,435,000 (g) Iowa Finance Authority, Single Family Mortgage Revenue Bonds,
Series 2019E
1 .000 01/01/49 14,435,000
TOTAL IOWA 14,435,000

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NATIONAL - 0.6%
$ 48,700,000 (b),(g) Invesco Municipal Opportunity Trust Variable Rate Munifund
Term Preferred Shares Series 2015/6VMO, (AMT)
1 .000% 03/20/27 $ 48,700,000
TOTAL NATIONAL 48,700,000
TOTAL MUNICIPAL BONDS
(Cost $68,135,000) 68,135,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $68,135,000) 68,135,000
TOTAL INVESTMENTS - 97 .6%
(Cost $ 7,756,322,203 ) 7,464,402,950
OTHER ASSETS & LIABILITIES, NET -  2.4% 184,767,237
NET ASSETS - 100% $ 7,649,170,187
AMT Alternative Minimum Tax
ETM Escrowed to maturity
(a) For fair value measurement disclosure purposes, investment classified as Level 3.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $434,320,089 or 5.8% of Total Investments.
(c) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(d) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(e) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding.
The rate shown is the coupon as of the end of the reporting period.
(f) When-issued or delayed delivery security.
(g) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

Portfolio of Investments December 31, 2024
(continued)
Intermediate Duration Municipal Bond

Intermediate Duration
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Bonds $ – $ – $ 1,128,848 $ 1,128,848
Mortgage-Backed Securities – 37,317,390 – 37,317,390
Municipal Bonds – 7,357,819,482 2,230 7,357,821,712
Short-Term Investments:
Municipal Bonds – 68,135,000 – 68,135,000
Total $ – $ 7,463,271,872 $ 1,131,078 $ 7,464,402,950

Portfolio of Investments December 31, 2024
Limited Term Municipal Bond
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 96.8%
4805638373 MUNICIPAL BONDS - 96.8% 4805638373
ALABAMA - 2.4%
$ 10,000,000 (a) Alabama Federal Aid Highway Finance Authority, Special
Obligation Revenue Bonds, Series 2016A, (Pre-refunded
9/01/26)
5.000% 09/01/35 $ 10,312,948
1,000,000 Alabama Housing Finance Authority, Collateralized Single Family
Mortgage Revenue Bonds, Series 2024C
4.100 10/01/39 987,918
7,955,000 Alabama Public School and College Authority, Capital
Improvement Pool Revenue Bonds, Refunding Series 2020A
5 .000 11/01/27 8,402,713
1,855,000 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue
Bonds, Project 4 Series 2019A-1, (Mandatory Put 12/01/25)
4.000 12/01/49 1,857,202
7,505,000 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue
Bonds, Project 7 Series 2021C-1, (Mandatory Put 12/01/26)
4.000 10/01/52 7,508,093
3,410,000 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue
Bonds, Project 8 Series 2022A, (Mandatory Put 12/01/29)
4.000 12/01/52 3,379,022
5,000,000 Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Prepay BP PLC, Series 2024D
5.000 11/01/28 5,210,905
2,500,000 Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Prepay BP PLC, Series 2024D
5.000 11/01/29 2,628,746
5,800,000 Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2023C, (Mandatory Put 6/01/32)
5.500 10/01/54 6,285,348
4,665,000 Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2024B, (Mandatory Put 9/01/32)
5.000 10/01/55 4,922,408
980,000 (a),(b) Central Etowah County Solid Waste Disposal Authority, Alabama,
Tax-Exempt Solid Waste Disposal Revenue Bonds Series 2020A,
(Pre-refunded 7/01/25), (AMT)
6.000 07/01/45 1,022,080
8,215,000 Lower Alabama Gas District, Alabama, Goldman Sachs Gas
Project 2 Revenue Bonds, Series 2020A, (Mandatory Put
12/01/25)
4.000 12/01/50 8,227,146
11,755,000 Mobile Industrial Development Board, Alabama, Pollution
Control Revenue Refunding Bonds, Alabama Power Company
Barry Plan, Series 2007A, (Mandatory Put 6/26/25)
1.000 06/01/34 11,594,938
1,000,000 Selma Industrial Development Board, Alabama, Gulf Opportunity
Zone Revenue Bonds, International Paper Company Project,
Refunding Series 2019A, (Mandatory Put 10/01/31)
3.450 11/01/33 987,506
7,500,000 Selma Industrial Development Board, Alabama, Gulf Opportunity
Zone Revenue Bonds, International Paper Company Project,
Refunding Series 2020A, (Mandatory Put 6/16/25)
1.375 05/01/34 7,407,193
5,000,000 Southeast Alabama Gas Supply District, Alabama, Gas Supply
Revenue Bonds, Project 1, Refunding Series 2024A, (Mandatory
Put 4/01/32)
5.000 08/01/54 5,297,906
13,750,000 Southeast Energy Authority, Alabama, A Cooperative District
Energy Supply Revenue Bonds Series 2024A
5.000 11/01/35 14,264,726
9,000,000 Southeast Energy Authority, Alabama, Commodity Supply
Revenue Bonds, Project 2, Series 2021B-1, (Mandatory Put
12/01/31)
4.000 12/01/51 8,958,100
9,950,000 Southeast Energy Authority, Alabama, Commodity Supply
Revenue Bonds, Project 4, Series 2022B-1, (Mandatory Put
8/01/28)
5.000 05/01/53 10,280,436
TOTAL ALABAMA 119,535,334
ALASKA - 1.3%
1,020,000 Alaska Housing Finance Corporation, Collateralized Mortgage
Bonds, Veterans Mortgage Program, 2024 First Series
3.850 06/01/34 1,001,887
1,040,000 Alaska Housing Finance Corporation, Collateralized Mortgage
Bonds, Veterans Mortgage Program, 2024 First Series
3.850 12/01/34 1,018,992
12,345,000 Alaska Housing Finance Corporation, Mortgage Revenue Bonds,
General Series 2020A-II
2.000 12/01/35 9,664,741
23,000,000 Alaska Housing Finance Corporation, Mortgage Revenue Bonds,
General Series 2020B-II
2.000 12/01/35 18,006,403
3,560,000 Alaska Housing Finance Corporation, Mortgage Revenue Bonds,
General Series 2022A-II
2 .150 12/01/36 2,788,151

Portfolio of Investments December 31, 2024
(continued)
Limited Term Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ALASKA (continued)
$ 8,110,000 Alaska Housing Finance Corporation, Mortgage Revenue Bonds,
Series 2022B-1
2.150% 06/01/36 $ 6,339,268
3,565,000 Alaska Industrial Development and Export Authority, Power
Revenue Bonds, Snettisham Hydroelectric Project, Refunding
Series 2015, (AMT)
5.000 01/01/26 3,576,709
5,145,000 Alaska Industrial Development and Export Authority, Revenue
Bonds, Greater Fairbanks Community Hospital Foundation
Project, Refunding Series 2019
5.000 04/01/27 5,335,626
5,575,000 Alaska Industrial Development and Export Authority, Revenue
Bonds, Greater Fairbanks Community Hospital Foundation
Project, Refunding Series 2019
5.000 04/01/29 5,940,217
5,515,000 Alaska Municipal Bond Bank, General Obligation Bonds, Three
Series 2015
5.250 10/01/36 5,533,701
1,000,000 Alaska State, General Obligation Bonds, Refunding Series 2024B 5.000 08/01/28 1,068,443
1,675,000 North Slope Borough, Alaska, General Obligation Bonds,
General Purpose Series 2023A
5.000 06/30/26 1,721,948
1,525,000 North Slope Borough, Alaska, General Obligation Bonds,
General Purpose Series 2024A
5.000 06/30/28 1,628,674
1,000,000 Northern Tobacco Securitization Corporation, Alaska, Tobacco
Settlement Asset-Backed Bonds, Senior Series 2021A Class 1
5.000 06/01/25 1,005,399
1,775,000 Northern Tobacco Securitization Corporation, Alaska, Tobacco
Settlement Asset-Backed Bonds, Senior Series 2021A Class 1
5.000 06/01/28 1,855,267
TOTAL ALASKA 66,485,426
ARIZONA - 1.2%
5,600,000 (a) Arizona State, Certificates of Participation, Refunding Series
2019A, (ETM)
5.000 10/01/26 5,806,687
5,055,000 (a) Arizona State, Certificates of Participation, Refunding Series
2019A, (ETM)
5.000 10/01/27 5,349,043
6,760,000 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series
2007, (AMT), (Mandatory Put 6/15/28)
4.100 12/01/37 6,755,202
1,940,000 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series
2019, (AMT), (Mandatory Put 6/01/29)
4.000 06/01/49 1,945,213
11,010,000 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series
2022-2, (AMT), (Mandatory Put 9/01/27)
5.000 09/01/52 11,229,864
3,600,000 Chandler, Arizona, General Obligation Bonds, Series 2017 2.300 07/01/28 3,425,541
4,260,000 Coconino County, Arizona, Pollution Control Revenue Bonds,
Nevada Power Company Project, Refunding Series 2017B, (AMT),
(Mandatory Put 3/31/26)
4.125 09/01/32 4,252,052
5,000,000 Maricopa County Industrial Development Authority, Arizona,
Revenue Bonds, Banner Health, Series 2023A-1, (Mandatory Put
5/15/26)
5.000 01/01/53 5,102,844
4,510,000 Maricopa County Pollution Control Corporation, Arizona,
Pollution Control Revenue Bonds, Public Service Company
of New Mexico Palo Verde Project, Refunding Series 2010A,
(Mandatory Put 10/01/26)
0.875 06/01/43 4,258,558
2,150,000 Maricopa County Pollution Control Corporation, Arizona,
Pollution Control Revenue Bonds, Public Service Company
of New Mexico Palo Verde Project, Refunding Series 2010B,
(Mandatory Put 10/01/26)
0.875 06/01/43 2,030,133
6,225,000 Phoenix Civic Improvement Corporation, Arizona, Airport
Revenue Bonds, Junior Lien Series 2019B, (AMT)
5.000 07/01/36 6,477,945
1,205,000 Pima County Unified School District 1, Tucson, Arizona, General
Obligation Bonds, Project of 2023 School Improvement Series
2024A - AGM Insured
5.000 07/01/26 1,239,729
3,715,000 Yavapai County Industrial Development Authority, Arizona, Solid
Waste Disposal Revenue Bonds, Waste Management Inc., Series
2002, (AMT)
1.300 06/01/27 3,474,140
TOTAL ARIZONA 61,346,951

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ARKANSAS - 0.4%
$ 9,295,000 Fayetteville, Arkansas, Sales and Use Tax Revenue Bonds, Capital
Improvement Series 2022
2.875% 11/01/32 $ 9,121,519
2,120,000 Rogers School District 30, Benton County, Arkansas, General
Obligation Bonds, Construction Series 2019
2.125 02/01/31 1,886,327
2,560,000 Rogers School District 30, Benton County, Arkansas, General
Obligation Bonds, Refunding Series 2019
3.000 02/01/27 2,550,714
530,000 Rogers School District 30, Benton County, Arkansas, General
Obligation Bonds, Refunding Series 2019
3.000 02/01/28 529,304
3,915,000 Rogers School District 30, Benton County, Arkansas, General
Obligation Bonds, Refunding Series 2019
3.000 02/01/29 3,895,078
TOTAL ARKANSAS 17,982,942
CALIFORNIA - 3.9%
17,400,000 Bay Area Toll Authority, California, Revenue Bonds, San Francisco
Bay Area Toll Bridge, Term Rate Series 2018A, (Mandatory Put
4/01/26)
2.625 04/01/45 17,226,640
3,500,000 California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2023C, (Mandatory Put
10/01/31)
5.250 01/01/54 3,719,851
3,585,000 California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2023F, (Mandatory Put
11/01/30)
5.500 10/01/54 3,903,218
9,000,000 California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2024D, (Mandatory Put
9/01/32)
5.000 02/01/55 9,679,832
7,240,000 California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2024G, (Mandatory Put
8/01/32)
5.000 11/01/55 7,626,258
2,900,000 California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2024H, (Mandatory Put
8/01/33)
5.000 01/01/56 3,163,522
5,000,000 California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green SIFMA Index Rate Series 2022A-1,
(Mandatory Put 8/01/28)
4.000 05/01/53 5,019,023
805,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Los Angeles County
Securitization Corporation, Series 2020A
5.000 06/01/25 808,681
2,030,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Los Angeles County
Securitization Corporation, Series 2020A
5.000 06/01/27 2,098,837
2,915,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Los Angeles County
Securitization Corporation, Series 2020A
5.000 06/01/28 3,052,167
8,910,000 California Health Facilities Financing Authority, Revenue Bonds,
Providence Saint Joseph Health, Series 2016B-3, (Mandatory Put
10/01/25)
2.000 10/01/36 8,812,812
3,120,000 California Health Facilities Financing Authority, Revenue Bonds,
Providence Saint Joseph Health, Term Rate Series 2019C,
(Mandatory Put 10/01/25)
5.000 10/01/39 3,154,316
19,790,000 California Municipal Finance Authority, Revenue Bonds, Linxs
APM Project, Senior Lien Series 2018A - AGM Insured, (AMT)
3.000 12/31/30 18,462,057
1,700,000 California Municipal Finance Authority, Reveue Bonds,
Community Medical Centers, Series 2017A
5.000 02/01/25 1,701,317
2,000,000 California Municipal Finance Authority, Reveue Bonds,
Community Medical Centers, Series 2017A
5.000 02/01/26 2,023,029
1,500,000 California Municipal Finance Authority, Reveue Bonds,
Community Medical Centers, Series 2017A
5.000 02/01/27 1,537,832
9,300,000 California Municipal Finance Authority, Solid Waste Disposal
Revenue Bonds, Waste Management Inc. Project, Series 2019A,
(AMT), (Mandatory Put 10/01/29)
2.400 10/01/44 8,669,781
1,575,000 California Municipal Finance Authority, Solid Waste Disposal
Revenue Bonds, Waste Management Inc. Project, Series 2022A,
(AMT), (Mandatory Put 10/01/25)
4.125 10/01/41 1,575,265

Portfolio of Investments December 31, 2024
(continued)
Limited Term Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 6,840,000 California Pollution Control Financing Authority, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Refunding
Series 2015A-2, (AMT)
3.625% 07/01/27 $ 6,765,212
6,020,000 California Pollution Control Financing Authority, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Series 2015A-
1, (AMT)
3.375 07/01/25 5,999,014
6,700,000 California Pollution Control Financing Authority, Solid Waste
Disposal Revenue Bonds, Waste Management, Inc. Project,
Refunding Series 2015B-1, (AMT)
3.000 11/01/25 6,640,727
2,000,000 California State, General Obligation Bonds, Various Purpose
Series 2024
5.000 08/01/31 2,243,007
5,600,000 California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2014A
5.250 12/01/29 5,603,583
1,000,000 (b) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5.000 12/01/27 1,017,564
1,070,000 (b) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2018A
5.000 12/01/26 1,094,741
350,000 (b) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2018A
5.000 12/01/27 362,341
8,700,000 Federal Home Loan Mortgage Corporation, California,
Multifamily Variable Rate Certificates Relating to Municipal
Securities Class A Series 2019M-057
2.400 10/15/29 8,106,991
6,000,000 Los Angeles Community College District, California, General
Obligation Bonds, Refunding Series 2024
5.000 08/01/27 6,358,960
1,000,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Refunding & Subordinate
Green Series 2023A, (AMT)
5.000 05/15/25 1,006,390
1,500,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Refunding & Subordinate
Green Series 2023A, (AMT)
5.000 05/15/26 1,537,742
2,250,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Refunding & Subordinate
Green Series 2023A, (AMT)
5.000 05/15/27 2,328,520
2,000,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Refunding & Subordinate
Green Series 2023A, (AMT)
5.000 05/15/28 2,093,431
2,835,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Refunding & Subordinate
Green Series 2023A, (AMT)
5.000 05/15/29 3,001,821
4,000,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Refunding Senior Lien Series
2018B, (AMT)
5.000 05/15/26 4,100,645
4,725,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Subordinate Lien Series
2021D, (AMT)
5.000 05/15/26 4,843,887
2,345,000 Los Angeles Unified School District, Los Angeles County,
California, General Obligation Bonds, Refunding Series 2024A
5.000 07/01/26 2,426,885
7,000,000 Los Angeles Unified School District, Los Angeles County,
California, General Obligation Bonds, Refunding Series 2024A
5.000 07/01/33 8,182,506
2,780,000 Sacramento Municipal Utility District, California, Electric Revenue
Bonds, Refunding Series 2023D, (Mandatory Put 10/15/30)
5.000 08/15/49 3,028,285
2,000,000 San Diego County Regional Airport Authority, California, Airport
Revenue Bonds, International Senior Series 2023B, (AMT)
5.000 07/01/28 2,093,339
2,000,000 San Diego County Regional Airport Authority, California, Airport
Revenue Bonds, International Senior Series 2023B, (AMT)
5.000 07/01/29 2,120,775
4,245,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2019A, (AMT)
5.000 05/01/36 4,435,050

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 3,475,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2019H, (AMT)
5.000% 05/01/28 $ 3,630,065
3,000,000 University of California, General Revenue Bonds, Series 2023BM 5.000 05/15/28 3,234,140
TOTAL CALIFORNIA 194,490,059
COLORADO - 1.9%
2,900,000 Arapahoe County School District 5 Cherry Creek, Colorado,
General Obligation Bonds, Series 2012B
2.500 12/15/28 2,711,904
2,980,000 Boulder Larimer & Weld Counties School District RE-1J Saint
Vrain Valley, Colorado, General Obligation Bonds, Series 2024
5.000 12/15/29 3,263,409
1,900,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2024A, (Mandatory Put
11/15/29)
5.000 11/15/59 2,042,197
16,710,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019B-1, (Mandatory Put 8/01/25)
5.000 08/01/49 16,749,172
18,470,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019B-2, (Mandatory Put 8/01/26)
5.000 08/01/49 19,045,353
1,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2022A
5.000 11/01/26 1,030,967
13,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Intermountain Healthcare, Series 2022C, (Mandatory Put
8/15/28)
5.000 05/15/62 13,756,395
630,000 Colorado Housing and Finance Authority, Single Family
Mortgage Bonds, Class I Series 2021E
1.950 11/01/36 479,104
2,500,000 Colorado Housing and Finance Authority, Single Family
Mortgage Bonds, Class I Series 2021H
1.800 11/01/36 1,822,391
257,000 Cornerstar Metropolitan District, Arapahoe County, Colorado,
General Obligation Bonds, Limited Tax Convertible to Unlimited
Tax, Refunding Series 2017A
4.500 12/01/27 256,884
4,930,000 Dawson Trails Metropolitan District 1, Colorado, In The Town of
Castle Rock, Limited Tax General Obligation Capital Appreciation
Turbo Bonds, Series 2024
0.000 12/01/31 2,834,117
6,435,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022A, (AMT)
5.000 11/15/26 6,616,379
5,600,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022A, (AMT)
5.000 11/15/27 5,825,366
4,170,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018A, (AMT)
5.000 12/01/26 4,290,537
1,290,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2023B, (AMT)
5.000 11/15/26 1,326,360
738,000 Gardens on Havana Metropolitan District 3, Arapahoe County,
Colorado, Special Revenue Bonds, Refunding Series 2017A
4.625 12/01/27 738,558
325,000 Regional Transportation District, Colorado, Private Activity Bonds,
Denver Transit Partners Eagle P3 Project, Series 2020A
5.000 01/15/25 325,130
400,000 Regional Transportation District, Colorado, Private Activity Bonds,
Denver Transit Partners Eagle P3 Project, Series 2020A
5.000 07/15/25 402,685
500,000 Regional Transportation District, Colorado, Private Activity Bonds,
Denver Transit Partners Eagle P3 Project, Series 2020A
3.000 01/15/26 496,712
425,000 Regional Transportation District, Colorado, Private Activity Bonds,
Denver Transit Partners Eagle P3 Project, Series 2020A
5.000 07/15/26 433,721
1,425,000 Regional Transportation District, Colorado, Private Activity Bonds,
Denver Transit Partners Eagle P3 Project, Series 2020A
5.000 01/15/27 1,464,427
625,000 Regional Transportation District, Colorado, Private Activity Bonds,
Denver Transit Partners Eagle P3 Project, Series 2020A
5.000 07/15/27 646,504
415,000 Sterling Ranch Community Authority Board, Douglas County,
Colorado, Limited Tax Supported District 2, Refunding &
Improvement Senior Series 2020A
3.375 12/01/30 397,658
805,000 Transport Metropolitan District 3, In the City of Aurora, Adams
County, Colorado, General Obligation Limited Bonds, Series
2021A-1
4.125 12/01/31 737,488
6,610,000 University of Colorado, Enterprise System Revenue Bonds,
Refunding Series 2021C-4, (Mandatory Put 10/15/25)
2.000 06/01/51 6,518,909
TOTAL COLORADO 94,212,327

Portfolio of Investments December 31, 2024
(continued)
Limited Term Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONNECTICUT - 1.6%
$ 1,050,000 Connecticut Health and Educational Facilities Authority, Chefa
Revenue Bonds, Yale University, Remarketing Series 2015A
5.000% 07/01/35 $ 1,235,563
6,715,000 Connecticut Health and Educational Facilities Authority, Chefa
Revenue Bonds, Yale University, Remarketing Series 2017B-2,
(Mandatory Put 7/01/26)
3.200 07/01/37 6,697,812
1,250,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Stamford Hospital, Series 2021L-1
4.000 07/01/25 1,249,742
18,070,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Yale University, Variable Rate Demand Obligations, Series
1999-U1, (Mandatory Put 2/11/25)
1 .100 07/01/33 18,012,639
11,080,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Yale-New Haven Health Issue, Series 2024B, (Mandatory
Put 7/01/29)
5.000 07/01/49 11,872,125
1,955,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2018D-1
3.750 11/15/33 1,958,094
5,000,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2019F-1
2.600 11/15/34 4,311,933
3,525,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2020A-1
2.300 11/15/35 2,835,075
4,350,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2020C-1
1.950 11/15/35 3,400,969
1,190,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2020C-2, (AMT)
2.200 11/15/34 958,991
4,000,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2021A-1
1.700 05/15/34 3,161,814
3,900,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2021B-1
2.000 11/15/36 2,986,660
12,115,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Social Series 2021D-1
2.000 11/15/36 9,277,790
1,500,000 Connecticut State, General Obligation Bonds, Series 2022E 5.000 11/15/26 1,555,804
2,750,000 Connecticut State, General Obligation Bonds, Series 2024D 5.000 05/01/27 2,880,242
3,210,000 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes, Refunding Series 2022B
5.000 07/01/26 3,302,039
2,600,000 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes, Series 2024B
5.000 07/01/28 2,778,678
1,955,000 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes, Series 2024B
5.000 07/01/29 2,121,283
1,000,000 West Haven, Connecticut, General Obligation Bonds, Series
2012 - AGM Insured
5.000 08/01/25 1,001,159
TOTAL CONNECTICUT 81,598,412
DELAWARE - 1.0%
27,285,000 Delaware Economic Development Authority, Exempt Facility
Revenue Bonds, NRG Energy Project, Refunding Series 2020A,
(Mandatory Put 10/01/25)
1.250 10/01/45 26,665,609
9,000,000 Delaware Economic Development Authority, Exempt Facility
Revenue Bonds, NRG Energy Project, Refunding Series 2020B,
(Mandatory Put 10/01/25)
1.250 10/01/40 8,795,693
14,130,000 Delaware Economic Development Authority, Gas Facilities
Revenue Bonds, Delmarva Power & Light Company Project,
Refunding Series 2020, (Mandatory Put 7/01/25)
1.050 01/01/31 13,891,056
1,650,000 Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2024D
4.000 07/01/39 1,621,416
TOTAL DELAWARE 50,973,774
DISTRICT OF COLUMBIA - 2.2%
6,750,000 District of Columbia, General Obligation Bonds, Refunding
Series 2024B
5.000 08/01/31 7,570,149
10,000,000 District of Columbia, General Obligation Bonds, Refunding
Series 2024C
5.000 12/01/30 11,125,785
25,050,000 District of Columbia, Income Tax Secured Revenue Bonds,
Refunding Series 2019C
5.000 10/01/25 25,427,754
3,700,000 District of Columbia, Income Tax Secured Revenue Bonds,
Refunding Series 2023C
5.000 10/01/32 4,208,099

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
DISTRICT OF COLUMBIA (continued)
$ 3,500,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Forward Delivery Refunding Series 2020A,
(AMT)
5.000% 10/01/32 $ 3,711,173
5,000,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Forward Delivery Series 2020A,
(AMT)
5.000 10/01/31 5,328,132
10,525,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2015B, (AMT)
5.000 10/01/31 10,602,621
5,000,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2016A, (AMT)
5.000 10/01/32 5,090,067
5,280,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2017, (AMT)
5.000 10/01/30 5,436,322
8,200,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2021A, (AMT)
5.000 10/01/27 8,515,956
3,000,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2022A, (AMT)
5.000 10/01/28 3,148,717
6,540,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2023A, (AMT)
5.000 10/01/33 7,030,393
3,880,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2024A, (AMT)
5.000 10/01/27 4,029,501
6,205,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2024A, (AMT)
5.000 10/01/28 6,512,595
TOTAL DISTRICT OF COLUMBIA 107,737,264
FLORIDA - 3.4%
4,185,000 Broward County, Florida, Airport System Revenue Bonds, Series
2015A, (AMT)
5.000 10/01/27 4,222,511
2,000,000 Broward County, Florida, Airport System Revenue Bonds, Series
2017, (AMT)
5.000 10/01/34 2,048,840
500,000 (b) Florida Development Finance Corporation, Florida, Solid Waste
Disposal Revenue Bonds, GFL Solid Waste Southeast LLC Project
Series 2024A, (AMT), (Mandatory Put 10/01/31)
4.375 10/01/54 498,958
2,435,000 (b) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT), (Mandatory Put
7/15/28)
12.000 07/15/32 2,597,036
5,055,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5.000 07/01/34 5,116,799
4,765,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5.000 07/01/35 4,805,699
19,415,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5.000 07/01/36 19,519,032
10,215,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5.000 07/01/37 10,236,291
19,075,000 (b) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Series
2024A, (AMT), (Mandatory Put 2/14/25)
8.250 07/01/57 19,721,545
1,595,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Series 2018-2
3.750 07/01/33 1,578,794
6,925,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Series 2019-1
2.800 07/01/34 6,157,256
1,575,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Series 2024-5
3 .950 07/01/39 1,527,516
2,310,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Social Series 2021-1
1.800 07/01/36 1,698,854
2,825,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Social Series 2021-2
1.800 07/01/36 2,077,603
10,000,000 Florida State Board of Education, Public Education Capital Outlay
Bonds, Refunding Series 2015E
4.000 06/01/34 10,005,993

Portfolio of Investments December 31, 2024
(continued)
Limited Term Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 7,445,000 Fort Lauderdale, Florida, Water and Sewer Revenue Bonds,
Refunding Series 2014
4.000% 09/01/34 $ 7,450,599
22,060,000 Greater Orlando Aviation Authority, Florida, Airport Facilities
Revenue Bonds, Series 2019A, (AMT)
5 .000 10/01/27 22,909,998
2,610,000 Hillsborough County Aviation Authority, Florida, Revenue Bonds,
Tampa International Airport, Alternative Minimum Tax Refunding
Subordinate Lien Series 2022A, (AMT)
5.000 10/01/26 2,682,014
9,030,000 Lee County, Florida, Airport Revenue Bonds, Refunding Series
2021A, (AMT)
5.000 10/01/30 9,583,432
2,345,000 Manatee County School District, Florida, Sales Tax Revenue
Bonds, Series 2017 - AGM Insured
5.000 10/01/26 2,426,673
2,200,000 Manatee County School District, Florida, Sales Tax Revenue
Bonds, Series 2017 - AGM Insured
5.000 10/01/27 2,288,412
3,120,000 Manatee County School District, Florida, Sales Tax Revenue
Bonds, Series 2017 - AGM Insured
5.000 10/01/28 3,235,997
2,715,000 Manatee County School District, Florida, Sales Tax Revenue
Bonds, Series 2017 - AGM Insured
5.000 10/01/29 2,809,724
4,100,000 Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding
Series 2024A, (AMT)
5.000 10/01/28 4,287,130
2,225,000 Orlando, Florida, Tourist Development Tax Revenue Bonds, 6th
Cent Contract Payments, Refunding Senior Series 2017A - AGM
Insured
5.000 11/01/29 2,324,711
9,215,000 Orlando, Florida, Tourist Development Tax Revenue Bonds, 6th
Cent Contract Payments, Refunding Senior Series 2017A - AGM
Insured
5.000 11/01/30 9,664,058
5,500,000 South Miami Health Facilities Authority, Florida, Hospital Revenue
Bonds, Baptist Health Systems of South Florida Obligated Group,
Refunding Series 2017
5.000 08/15/25 5,549,308
TOTAL FLORIDA 167,024,783
GEORGIA - 1.6%
2,000,000 Atlanta, Georgia, Airport General Revenue Bonds, Refunding
Series 2023G, (AMT)
5.000 07/01/26 2,042,018
1,250,000 Atlanta, Georgia, Airport General Revenue Bonds, Refunding
Series 2023G, (AMT)
5.000 07/01/27 1,293,882
2,625,000 Atlanta, Georgia, Airport General Revenue Bonds, Refunding
Series 2023G, (AMT)
5.000 07/01/28 2,747,507
5,000,000 Atlanta, Georgia, Airport General Revenue Bonds, Refunding
Series 2023G, (AMT)
5.000 07/01/29 5,291,279
2,885,000 Georgia Housing and Finance Authority, Single Family Mortgage
Bonds, Series 2020A
2.750 12/01/35 2,485,618
2,750,000 Georgia Housing and Finance Authority, Single Family Mortgage
Bonds, Series 2021A
2.250 12/01/36 2,187,021
1,900,000 Georgia Housing and Finance Authority, Single Family Mortgage
Bonds, Series 2024A
4.100 12/01/39 1,878,143
5,065,000 Georgia State, General Obligation Bonds, Series 2017A 5.000 02/01/29 5,277,186
5,085,000 Georgia State, General Obligation Bonds, Series 2017A 5.000 02/01/31 5,295,085
10,060,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2022A, (Mandatory Put 12/01/29)
4.000 09/01/52 10,106,153
6,500,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2022B, (Mandatory Put 6/01/29)
5.000 12/01/52 6,770,828
15,800,000 (b) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2022C, (Mandatory Put 11/01/27)
4.000 08/01/52 15,622,037
8,150,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2023B, (Mandatory Put 3/01/30)
5.000 07/01/53 8,579,104
3,500,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2023E-1, (Mandatory Put 6/01/31)
5.000 12/01/53 3,700,531
3,800,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2024D, (Mandatory Put 4/01/31)
5 .000 04/01/54 4,037,962
1,035,000 Monroe County Development Authority, Georgia, Pollution
Control Revenue Bonds, Georgia Power Company - Scherer
Plant, Series 2009-2, (Mandatory Put 3/06/26)
3.875 10/01/48 1,041,892
TOTAL GEORGIA 78,356,246

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HAWAII - 0.4%
$ 5,250,000 Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Hawaiian Electric Company, Inc. and Subsidiary
Projects, Refunding Series 2019
3.200% 07/01/39 $ 4,293,034
10,870,000 Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Hawaiian Electric Company, Inc. and Subsidiary
Projects, Series 2017A, (AMT)
3.100 05/01/26 10,509,614
240,000 HAWAIIAN ELECTRIC COMPANY INC. and Its Subsidiaries,
Special Purpose Revenue Bonds, Deparment of Budget and
Finance of the State of Hawaii, Series 2015, (AMT)
3.250 01/01/25 240,000
5,900,000 Honolulu City and County, Hawaii, General Obligation Bonds,
Refunding Series 2017D
5.000 09/01/30 6,190,034
TOTAL HAWAII 21,232,682
IDAHO - 0.5%
6,020,000 Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's
Health System Project, Series 2018A
5.000 03/01/26 6,122,379
4,815,000 Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's
Health System Project, Series 2018A
5.000 03/01/29 5,077,999
4,880,000 Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's
Health System Project, Series 2018A
5.000 03/01/31 5,143,465
6,000,000 Idaho State Building Authority, Sales Tax Revenue Education
Bonds, School Modernization Facilities Series 2024A
5.000 06/01/28 6,403,145
TOTAL IDAHO 22,746,988
ILLINOIS - 5.3%
1,290,000 Adams County School District 172, Quincy, Illinois, General
Obligation Bonds, Series 2016 - AGM Insured
5.000 02/01/25 1,291,582
1,515,000 Adams County School District 172, Quincy, Illinois, General
Obligation Bonds, Series 2016 - AGM Insured
5 .000 02/01/27 1,545,304
550,000 Chanpaign County Community Unit School District 4, Illinois,
General Obligation Bonds, School Building Series 2020A
0.000 01/01/26 529,091
780,000 Chanpaign County Community Unit School District 4, Illinois,
General Obligation Bonds, School Building Series 2020A
0.000 01/01/27 721,400
585,000 Chanpaign County Community Unit School District 4, Illinois,
General Obligation Bonds, School Building Series 2020A
0.000 01/01/28 519,833
19,250,000 (b) Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017B
6.750 12/01/30 20,715,433
3,300,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017G
5.000 12/01/34 3,333,388
1,455,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2019A
0.000 12/01/26 1,344,869
1,250,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Refunding Senior Lien Series 2022C
5.000 01/01/25 1,250,000
5,975,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Refunding Senior Lien Series 2022C
5.000 01/01/26 6,054,772
2,510,000 Chicago, Illinois, General Obligation Bonds, Chicago Works
Series 2023A
5.000 01/01/34 2,637,409
4,360,000 Chicago, Illinois, General Obligation Bonds, Refunding Series
2016C
5.000 01/01/25 4,360,000
1,970,000 (a) Chicago, Illinois, General Obligation Bonds, Refunding Series
2016C, (ETM)
5.000 01/01/26 2,007,359
1,185,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2023A - BAM Insured
5.000 01/01/27 1,214,879
3,250,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2023A - BAM Insured
5.000 01/01/28 3,370,739
980,000 DuPage County School District 58 Downers Grove, Illinois,
General Obligation Bonds, Limited Tax Capital Appreciation
School Series 2018
0.000 12/15/26 906,951
20,000 (a) DuPage County School District 58 Downers Grove, Illinois,
General Obligation Bonds, Limited Tax Capital Appreciation
School Series 2018, (ETM)
0.000 12/15/26 18,829
1,050,000 DuPage County School District 58 Downers Grove, Illinois,
General Obligation Bonds, Limited Tax Capital Appreciation
School Series 2018
0.000 12/15/27 934,527

Portfolio of Investments December 31, 2024
(continued)
Limited Term Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 8,130,000 Grundy, Kendall, and Will Counties Community Consolidated
School District 201, Minooka, Illinois, General Obligation Bonds,
Refunding School Series 2019
3.000% 10/15/27 $ 8,107,108
20,800,000 Illinois Development Finance Authority, Revenue Bonds, St
Vincent de Paul Center Project, Series 2000A, (Mandatory Put
3/03/26)
2.450 11/15/39 20,539,337
11,300,000 Illinois Finance Authority, Midwestern Disaster Area Industrial
Development Revenue Bonds, Cargill, Incorporated Project,
Series 2012, (Mandatory Put 11/01/26)
1.250 11/01/38 10,764,647
2,180,000 Illinois Finance Authority, Revenue Bonds, Advocate Health Care
Network, Series 2008A-1
4.000 11/01/30 2,201,303
1,225,000 Illinois FInance Authority, Revenue Bonds, Southern Illinois
Healthcare Enterprises, Inc., Refunding Series 2017C
5.000 03/01/25 1,227,601
2,000,000 (a) Illinois Finance Authority, Revenue Bonds, Swedish Covenant
Hospital, Series 2016A, (ETM)
5.000 08/15/25 2,019,818
3,000,000 (a) Illinois Finance Authority, Revenue Bonds, Swedish Covenant
Hospital, Series 2016A, (ETM)
5.000 08/15/26 3,081,567
1,025,000 Illinois Finance Authority, Revenue Bonds, University of Chicago
Medicine, Series 2022A, (Mandatory Put 8/15/27)
5.000 08/15/52 1,062,663
7,125,000 Illinois Finance Authority, Revenue Bonds, University of Chicago
Medicine, Series 2022B-1, (Mandatory Put 8/15/25)
5.000 08/15/52 7,165,258
8,680,000 (b) Illinois Finance Authority, Surface Freight Transfer Facilities
Revenue Bonds, CenterPointJoliet Terminal Railroad Project,
Series 2020, (AMT), (Mandatory Put 12/31/34)
4.125 12/01/50 8,591,812
2,000,000 Illinois Finance Authority, Water Facilities Revenue Bonds,
American Water Capital Corporation Project, Refunding Series
2020, (Mandatory Put 9/01/28)
3.875 05/01/40 1,986,758
10,135,000 Illinois Housing Development Authority, Revenue Bonds, Green
Series 2021B
1.950 10/01/36 7,722,584
2,655,000 Illinois Municipal Electric Agency, Power Supply System Revenue
Bonds, Refunding Series 2015A
5.000 02/01/25 2,658,037
5,475,000 Illinois State, General Obligation Bonds, June Series 2016 5.000 06/01/28 5,590,359
1,455,000 Illinois State, General Obligation Bonds, May Refunding Series
2023D
5.000 07/01/25 1,466,226
6,465,000 Illinois State, General Obligation Bonds, November Series 2017D 3.250 11/01/26 6,451,832
7,235,000 Illinois State, General Obligation Bonds, November Series 2017D 5.000 11/01/26 7,447,522
15,900,000 Illinois State, General Obligation Bonds, November Series 2017D 5.000 11/01/27 16,621,844
5,760,000 Illinois State, General Obligation Bonds, November Series 2017D 5.000 11/01/28 6,008,995
5,000,000 Illinois State, General Obligation Bonds, November Series 2019B 5.000 11/01/30 5,356,854
10,610,000 Illinois State, General Obligation Bonds, October Series 2016 5.000 02/01/28 10,953,687
3,755,000 Illinois State, General Obligation Bonds, Refunding June Series
2022B
5.000 03/01/25 3,763,195
5,000,000 Illinois State, General Obligation Bonds, Refunding October
Series 2024
5.000 02/01/26 5,085,099
2,540,000 Illinois State, General Obligation Bonds, Refunding October
Series 2024
5.000 02/01/27 2,625,033
1,140,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Refunding Senior Lien Series 2016A
5.000 12/01/32 1,158,353
2,945,000 Illinois, General Obligation Bonds, Illinois FIRST Program, Series
2001 - FGIC Insured
6.000 11/01/26 3,018,700
5,000,000 Joliet, Illinois, Waterworks and Sewer Revenue Bonds, Senior
Lien Anticipation Notes Series 2022
5.000 01/01/25 5,000,000
1,235,000 LaSalle and Bureau Counties High School District 120 LaSalle-
Peru, Illinois, General Obligation Bonds, School Building Series
2017 - BAM Insured
5.000 12/01/26 1,270,930
775,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2017B
5.000 12/15/25 786,441
1,925,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2017B
5.000 12/15/26 1,985,182
360,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2017B
5.000 12/15/27 376,456
1,945,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2017B
5.000 12/15/28 2,027,415

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 650,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2017B
5.000% 12/15/30 $ 677,044
1,000,000 North Barrington, Lake County, Illinois, Special Tax Bonds,
Special Service Area 19, Refunding Series 2019 - BAM Insured
4.000 02/01/33 1,018,648
1,000,000 North Barrington, Lake County, Illinois, Special Tax Bonds,
Special Service Area 19, Refunding Series 2019 - BAM Insured
4.000 02/01/36 1,007,249
1,895,000 North Barrington, Lake County, Illinois, Special Tax Bonds,
Special Service Area 19, Refunding Series 2019 - BAM Insured
4.000 02/01/40 1,884,927
2,010,000 North Barrington, Lake County, Illinois, Special Tax Bonds,
Special Service Area 19, Refunding Series 2019 - BAM Insured
4.000 02/01/44 1,981,719
325,000 Northern Illinois University, Auxiliary Facilities System Revenue
Bonds, Series 2021 - BAM Insured
5.000 10/01/25 328,334
250,000 Northern Illinois University, Auxiliary Facilities System Revenue
Bonds, Series 2021 - BAM Insured
5.000 10/01/26 255,872
6,245,000 (a) Railsplitter Tobacco Settlement Authority, Illinois, Tobacco
Settlement Revenue Bonds, Series 2017, (ETM)
5.000 06/01/25 6,290,788
1,000,000 Round Lake, Lake County, Illinois, Special Tax Bonds, Lakewood
Grove Special Service Areas 1, 3 & 4, Refunding Series 2017 -
BAM Insured
3.300 03/01/25 999,592
1,258,000 Round Lake, Lake County, Illinois, Special Tax Bonds, Lakewood
Grove Special Service Areas 1, 3 & 4, Refunding Series 2017 -
BAM Insured
3.450 03/01/26 1,256,650
1,218,000 Round Lake, Lake County, Illinois, Special Tax Bonds, Lakewood
Grove Special Service Areas 1, 3 & 4, Refunding Series 2017 -
BAM Insured
3.600 03/01/28 1,218,268
8,240,000 Sales Tax Securitization Corporation, Illinois, Sales Tax
Securitization Bonds, Series 2018C
5.000 01/01/28 8,675,276
2,750,000 Southwestern Illinois Development Authority, Health Facility
Revenue Bonds, Hospital Sisters Services, Inc. Obligated Group,
Series 2017A
5.000 02/15/26 2,787,984
3,665,000 Southwestern Illinois Development Authority, Health Facility
Revenue Bonds, Hospital Sisters Services, Inc. Obligated Group,
Series 2017A
5.000 02/15/27 3,781,792
13,615,000 Springfield, Illinois, Electric Revenue Bonds, Refunding Senior
Lien Series 2024 - BAM Insured
5.000 03/01/29 14,546,033
TOTAL ILLINOIS 263,589,157
INDIANA - 3.2%
14,235,000 Indiana Finance Authority, Environmental Facilities Revenue
Bonds, Indianapolis Power & Light Company Project, Refunding
Series 2020A, (AMT), (Mandatory Put 4/01/26)
0.950 12/01/38 13,715,767
4,500,000 Indiana Finance Authority, Environmental Facilities Revenue
Bonds, Indianapolis Power & Light Company Project, Refunding
Series 2021B
0.650 08/01/25 4,408,275
8,885,000 Indiana Finance Authority, Environmental Improvement Revenue
Bonds, Southern Indiana Gas & Electric Company, Refunding
Series 2013A, (AMT), (Mandatory Put 8/01/28)
4.000 03/01/38 8,927,128
21,115,000 Indiana Finance Authority, Environmental Improvement Revenue
Bonds, Southern Indiana Gas & Electric Company, Refunding
Series 2013A, (AMT), (Mandatory Put 8/01/28)
4.000 05/01/43 20,961,414
1,100,000 Indiana Finance Authority, Environmental Improvement Revenue
Bonds, United States Steel Corporation Project, Refunding Series
2021A
4.125 12/01/26 1,099,466
5,750,000 Indiana Finance Authority, Environmental Revenue Bonds, Duke
Energy Indiana, Inc. Project, Refunding Series 2009A-1, (AMT),
(Mandatory Put 6/01/27)
3.750 03/01/31 5,747,122
7,480,000 Indiana Finance Authority, Environmental Revenue Bonds, Duke
Energy Indiana, Inc. Project, Refunding Series 2009A-1, (AMT),
(Mandatory Put 6/01/32)
4.500 05/01/35 7,506,238
7,330,000 Indiana Finance Authority, Hospital Revenue Bonds, Indiana
University Health Obligation Group, Long Term Rate Series
2023B-1, (Mandatory Put 7/01/28)
5.000 10/01/62 7,751,163
12,660,000 Indiana Finance Authority, Hospital Revenue Bonds, Indiana
Unversity Health Obligation Group, Long Term Rate Series
2019B, (Mandatory Put 7/01/25)
2.250 12/01/58 12,552,744

Portfolio of Investments December 31, 2024
(continued)
Limited Term Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDIANA (continued)
$ 8,025,000 Indiana Finance Authority, Hospital Revenue Bonds, Indiana
Unversity Health Obligation Group, Refunding Series 2011M,
(Mandatory Put 1/01/26)
0.700% 12/01/46 $ 7,791,816
1,515,000 Indiana Finance Authority, Wastewater Utility Revenue Bonds,
CWA Authority Project, Refunding First Lien Forward Delivery
Series 2022A
5.000 10/01/26 1,568,027
1,645,000 Indiana Finance Authority, Wastewater Utility Revenue Bonds,
CWA Authority Project, Refunding First Lien Forward Delivery
Series 2022A
5.000 10/01/27 1,735,327
1,250,000 Indiana Finance Authority, Wastewater Utility Revenue Bonds,
CWA Authority Project, Series 2015A
5.000 10/01/26 1,254,607
3,520,000 Indiana Housing and Community Development Authority, Single
Family Mortgage Revenue Bonds, Series 2020B-1
1.950 07/01/35 2,763,939
1,250,000 Indiana Housing and Community Development Authority, Single
Family Mortgage Revenue Bonds, Series 2021A
1.900 07/01/36 950,729
2,610,000 Indiana Housing and Community Development Authority, Single
Family Mortgage Revenue Bonds, Social PAC Series 2021B
1.900 07/01/36 1,985,122
6,000,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Airport Authority Project Revenue Bonds, Refunding Series
2019D, (AMT)
5.000 01/01/27 6,158,273
545,000 Indianapolis, Indiana, Thermal Energy System Revenue Bonds,
Refunding First Lien Series 2014A
5.000 10/01/25 545,742
830,000 Indianapolis, Indiana, Thermal Energy System Revenue Bonds,
Refunding First Lien Series 2014A
5.000 10/01/26 831,191
3,000,000 Rockport, Indiana, Pollution Control Revenue Bonds, AEP
Generating Company Project, Refunding Series 1995A
3.125 07/01/25 2,988,692
12,000,000 Rockport, Indiana, Pollution Control Revenue Refunding Bonds,
Indiana Michigan Power Company Project, Series 2008D
0.750 04/01/25 11,899,319
13,020,000 Rockport, Indiana, Pollution Control Revenue Refunding Bonds,
Indiana Michigan Power Company, Series 2002A
2.750 06/01/25 12,961,626
1,000,000 Westfield-Washington Multi-School Building Corporation,
Hamilton County, Indiana, First Mortgage Bonds, Series 2024A -
BAM Insured
5.000 07/15/29 1,072,962
1,000,000 Westfield-Washington Multi-School Building Corporation,
Hamilton County, Indiana, First Mortgage Bonds, Series 2024A -
BAM Insured
5.000 07/15/30 1,086,974
1,000,000 Westfield-Washington Multi-School Building Corporation,
Hamilton County, Indiana, First Mortgage Bonds, Series 2024A -
BAM Insured
5.000 01/15/31 1,093,730
11,805,000 Whiting, Indiana, Environmental Facilities Refunding Revenue
Bonds, BP Products North America Inc. Project, Refunidng Series
2019A, (AMT), (Mandatory Put 6/05/26)
5.000 12/01/44 11,961,671
5,745,000 Whiting, Indiana, Environmental Facilities Revenue Bonds,
BP Products North America Inc. Project, Series 2015, (AMT),
(Mandatory Put 6/10/31)
4.400 11/01/45 5,848,047
TOTAL INDIANA 157,167,111
IOWA - 0.4%
5,300,000 (a) Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue
Bonds, Iowa Fertilizer Company Project, Refunding Series 2022,
(Pre-refunded 12/01/32), (Mandatory Put 12/01/32)
4.000 12/01/50 5,660,572
3,000,000 Iowa Finance Authority, Single Family Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Green Series 2021A
1.850 07/01/35 2,294,369
2,225,000 Iowa Finance Authority, Single Family Mortgage Revenue Bonds,
Series 2019D
2.450 07/01/34 1,842,437
3,120,000 Iowa Finance Authority, Single Family Mortgage Revenue Bonds,
Series 2020A
2.500 01/01/35 2,635,977
3,000,000 Iowa Finance Authority, Single Family Mortgage Revenue Bonds,
Social Series 2021B
2.000 07/01/36 2,317,250
1,955,000 Iowa Finance Authority, Single Family Mortgage Revenue Bonds,
Social Series 2021D
2.000 07/01/36 1,510,075
2,710,000 Iowa Finance Authority, State Revolving Fund Revenue Bonds,
Green Series 2024A
5.000 08/01/34 3,119,801
TOTAL IOWA 19,380,481

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
KANSAS - 0.5%
$ 8,500,000 Kansas Department of Transportation, Highway Revenue Bonds,
Refunding Series 2024A
5.000% 09/01/27 $ 8,955,017
2,000,000 Kansas Development Finance Authority, Hospital Revenue
Bonds, Advent Health Obligated Group, Series 2021B,
(Mandatory Put 11/15/28)
5.000 11/15/54 2,124,316
10,360,000 Kansas Development Finance Authority, Hospital Revenue
Bonds, Advent Health Obligated Group, Series 2021B,
(Mandatory Put 11/15/31)
5.000 11/15/54 11,404,586
4,175,000 Manhattan, Kansas, General Obligation Bonds, Temporary Notes,
Series 2024-02 - BAM Insured
5.000 06/15/28 4,262,065
TOTAL KANSAS 26,745,984
KENTUCKY - 2.9%
8,250,000 Boone County, Kentucky, Collateralized Pollution Control
Revenue Bonds, Duke Energy Kentucky, Refunding Series 2008A
3.700 08/01/27 8,210,157
6,050,000 Carroll County, Kentucky, Environmental Facilities Revenue
Bonds, Kentucky Utilities Company Project, Series 2004A, (AMT),
(Mandatory Put 9/01/26)
1.750 10/01/34 5,708,931
30,000,000 Carroll County, Kentucky, Pollution Control Revenue Bonds,
Kentucky Utilities Company Project, Refunding Series 2016A,
(Mandatory Put 9/01/26)
1.550 09/01/42 28,524,873
4,460,000 Kentucky Asset/Liability Commission, General Fund Revenue
Project Notes, Federal Highway Trust Fund, First Refunding Series
2024A
5.000 09/01/26 4,603,245
4,200,000 Kentucky Economic Development Finance Authority, Hospital
Revenue Bonds, Owensboro Health, Refunding Series 2017A
5.000 06/01/25 4,205,262
6,250,000 Kentucky State Property and Buildings Commission, Revenue
Bonds, Project 130, Series 2024B
5.000 11/01/25 6,352,210
2,250,000 Kentucky Turnpike Authority, Economic Development Road
Revenue Bonds, Revitalization Projects, Refunding Series 2024A
5.000 07/01/27 2,361,969
4,200,000 Louisville/Jefferson County Metro Government, Kentucky, Health
System Revenue Bonds, Norton Healthcare, Inc., Series 2023B,
(Mandatory Put 10/01/29)
5.000 10/01/47 4,471,265
4,000,000 Louisville-Jefferson County Metropolitan Government, Kentucky,
Pollution Control Revenue Bonds, Louisville Gas and Electric
Company Project, Series 2001A
0.900 09/01/26 3,792,286
8,000,000 Louisville-Jefferson County Metropolitan Government, Kentucky,
Pollution Control Revenue Bonds, Louisville Gas and Electric
Company Project, Series 2001B, (AMT)
1.350 11/01/27 7,382,466
18,100,000 Louisville-Jefferson County Metropolitan Government, Kentucky,
Pollution Control Revenue Bonds, Louisville Gas and Electric
Company Project, Series 2005A, (Mandatory Put 7/01/26)
1.750 02/01/35 17,599,023
3,735,000 Oldham County School District Finance Corporation, Kentucky,
School Building Revenue Bonds, Refunding Second Series 2016
4.000 09/01/27 3,811,940
1,350,000 Owen County, Kentucky, Water Facilities Revenue Bonds,
Kentucky-American Water Company Project, Refunding Series
2020, (Mandatory Put 9/01/28)
3.875 06/01/40 1,345,607
5,605,000 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds,
Refunding Series 2024B, (Mandatory Put 8/01/32)
5.000 01/01/55 5,973,619
1,700,000 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds,
Series 2020A, (Mandatory Put 6/01/26)
4.000 12/01/50 1,705,969
2,950,000 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds,
Series 2022A-1, (Mandatory Put 8/01/30)
4.000 08/01/52 2,938,845
3,250,000 Rural Water Financing Agency, Kentucky, Construction Notes,
USDA Public Projects Series 2023A
3.900 11/01/25 3,248,709
3,075,000 Trimble County, Kentucky, Pollution Control Revenue Bonds,
Louisville Gas and Electric Company Project, Series 2001A
0.625 09/01/26 2,894,948
10,200,000 Trimble County, Kentucky, Pollution Control Revenue Bonds,
Louisville Gas and Electric Company Project, Series 2001B, (AMT)
1.350 11/01/27 9,450,592
21,345,000 Trimble County, Kentucky, Pollution Control Revenue Bonds,
Louisville Gas and Electric Company Project, Series 2016A,
(AMT), (Mandatory Put 9/01/27)
1.300 09/01/44 19,535,689
TOTAL KENTUCKY 144,117,605

Portfolio of Investments December 31, 2024
(continued)
Limited Term Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LOUISIANA - 2.8%
$ 845,000 Louisiana Housing Corporation, Single Family Mortgage Revenue
Bonds, Home Ownership Program, Series 2021D
2.100% 12/01/36 $ 656,685
1,875,000 Louisiana Housing Corporation, Single Family Mortgage Revenue
Bonds, Home Ownership Program, Series 2024A
4.000 12/01/39 1,843,015
3,000,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue Bonds,
Womans Hospital Foundation Project, Refunding Series 2017A
4.000 10/01/25 3,012,192
17,820,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Revenue Bonds, Westlake
Chemical Corporation Projects, Refunding Series 2017
3.500 11/01/32 16,994,157
10,000,000 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Ochsner Clinic Foundation Project, Series 2020B, (Mandatory Put
5/15/25)
5.000 05/15/50 10,052,074
29,860,000 Louisiana Public Facilities Authority, Hospital Revenue Bonds,
Louisiana Children's Medical Center Hospital, Series 2015A-1.
Fixed Rate Mode, (Mandatory Put 6/01/25)
5.000 06/01/45 30,023,510
4,000,000 Louisiana Public Facilities Authority, Hospital Revenue Bonds,
Louisiana Children's Medical Center Hospital, Series 2015A-3.
Term Rate Mode, (Mandatory Put 6/01/28)
5.000 06/01/45 4,162,978
1,010,000 Louisiana Public Facilities Authority, Revenue Bonds, Ochsner
Clinic Foundation Project, Series 2015
5.000 05/15/29 1,015,246
1,000,000 Louisiana Public Facilities Authority, Revenue Bonds, Ochsner
Clinic Foundation Project, Series 2015
5.000 05/15/30 1,005,142
14,000,000 Louisiana State, General Obligation Bonds, Refunding Series
2024E
5.000 09/01/31 15,592,338
5,010,000 Louisiana State, General Obligation Bonds, Series 2024B 5.000 08/01/27 5,275,082
925,000 New Orleans, Louisiana, Sewerage Service Revenue Bonds,
Series 2015
5.000 06/01/26 931,279
2,780,000 (b) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics,
L.P. Project, Series 2008, (Mandatory Put 6/01/30)
6.100 06/01/38 3,053,039
3,665,000 (b) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics,
L.P. Project, Series 2011, (Mandatory Put 6/01/25)
5.850 08/01/41 3,690,946
16,405,000 Saint John the Baptist Parish, Louisiana, Revenue Bonds,
Marathon Oil Corporation Project, Refunding Series 2017A-1,
(Mandatory Put 7/01/26)
4.050 06/01/37 16,483,117
18,085,000 Saint John the Baptist Parish, Louisiana, Revenue Bonds,
Marathon Oil Corporation Project, Refunding Series 2017A-3,
(Mandatory Put 7/01/26)
2.200 06/01/37 17,688,244
10,010,000 Saint John the Baptist Parish, Louisiana, Revenue Bonds,
Marathon Oil Corporation Project, Refunding Series 2017B-2,
(Mandatory Put 7/01/26)
2.375 06/01/37 9,815,679
TOTAL LOUISIANA 141,294,723
MAINE - 0.2%
2,955,000 Maine State Housing Authority, Multifamily Mortgage Purchase
Bonds, Series 2021A
1.850 11/15/36 2,183,641
1,165,000 Maine State Housing Authority, Single Family Mortgage Purchase
Bonds, Series 2020D
2.300 11/15/35 935,857
3,000,000 Maine State Housing Authority, Single Family Mortgage Purchase
Bonds, Series 2021B
2.050 11/15/36 2,315,529
2,030,000 Maine State Housing Authority, Single Family Mortgage Purchase
Bonds, Social Series 2021C
1.900 11/15/36 1,530,133
2,000,000 Maine State Housing Authority, Single Family Mortgage Purchase
Bonds, Social Series 2021D
2.200 11/15/36 1,579,880
TOTAL MAINE 8,545,040
MARYLAND - 1.9%
7,205,000 Anne Arundel County, Maryland, General Obligation Bonds,
Consolidated General Improvement, Series 2019
5.000 10/01/25 7,314,725
8,130,000 Baltimore County, Maryland, General Obligation Bonds,
Consolidated Public Improvement Series 2020
5.000 03/01/27 8,496,478
6,000,000 Baltimore County, Maryland, General Obligation Bonds,
Consolidated Public Improvement, Refunding Series 2024A
5.000 07/01/29 6,542,006
6,760,000 Baltimore County, Maryland, General Obligation Bonds,
Consolidated Public Improvement, Refunding Series 2024A
5.000 07/01/30 7,487,786

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MARYLAND (continued)
$ 11,510,000 Baltimore County, Maryland, General Obligation Bonds,
Consolidated Public Improvement, Series 2024
5.000% 02/01/27 $ 12,009,206
10,000 Baltimore County, Maryland, Revenue Bonds, Oak Crest Village,
Series 2016
3.250 01/01/31 9,591
1,000,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5.000 09/01/26 1,009,081
6,820,000 Maryland Community Development Administration Department
of Housing and Community Development, Residential Revenue
Bonds, Series 2019C
2.700 09/01/34 5,975,523
4,250,000 Maryland Community Development Administration Department
of Housing and Community Development, Residential Revenue
Bonds, Series 2020A
2.300 09/01/35 3,491,195
4,880,000 Maryland Community Development Administration Department
of Housing and Community Development, Residential Revenue
Bonds, Series 2020D
1.950 09/01/35 3,815,980
12,000,000 Maryland Community Development Administration Department
of Housing and Community Development, Residential Revenue
Bonds, Series 2021A
1.800 09/01/36 8,786,095
8,310,000 Maryland Community Development Administration Department
of Housing and Community Development, Residential Revenue
Bonds, Series 2021B
1.875 09/01/36 6,237,795
12,000,000 Maryland Community Development Administration Department
of Housing and Community Development, Residential Revenue
Bonds, Series 2021C
2.200 09/01/36 9,519,768
4,630,000 Montgomery County, Maryland, General Obligation Bonds,
Consolidated Public Improvement Series 2018A
5.000 11/01/29 4,974,502
9,870,000 Washington Suburban Sanitary District, Montgomery and
Prince George's Counties, Maryland, General Obligation Bonds,
Consolidated Public Improvement, Refunding Series 2020
5.000 06/01/25 9,950,532
TOTAL MARYLAND 95,620,263
MASSACHUSETTS - 1.3%
795,000 Massachusetts Development Finance Agency Revenue Bonds,
Lawrence General Hospital Issue, Series 2014A
5.000 07/01/25 793,572
2,190,000 Massachusetts Development Finance Agency, Revenue Bonds,
Beth Israel Lahey Health Issue, Series 2023M
5.000 07/01/32 2,460,338
1,500,000 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2018J-1
5.000 07/01/25 1,512,269
2,780,000 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2018J-2
5.000 07/01/29 2,911,869
2,750,000 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2018J-2
5.000 07/01/30 2,880,127
2,515,000 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2018J-2
5.000 07/01/31 2,632,558
2,100,000 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2018J-2
5.000 07/01/32 2,197,255
125,000 (b) Massachusetts Development Finance Agency, Revenue Bonds,
Milford Regional Medical Center Issue, Series 2020G
5.000 07/15/25 125,371
160,000 (b) Massachusetts Development Finance Agency, Revenue Bonds,
Milford Regional Medical Center Issue, Series 2020G
5.000 07/15/26 161,589
170,000 (b) Massachusetts Development Finance Agency, Revenue Bonds,
Milford Regional Medical Center Issue, Series 2020G
5.000 07/15/27 175,640
175,000 (b) Massachusetts Development Finance Agency, Revenue Bonds,
Milford Regional Medical Center Issue, Series 2020G
5.000 07/15/28 182,831
220,000 (b) Massachusetts Development Finance Agency, Revenue Bonds,
Milford Regional Medical Center Issue, Series 2020G
5.000 07/15/30 233,185
2,230,000 Massachusetts Development Finance Agency, Revenue Bonds,
Williams College, Series 2011N, (Mandatory Put 7/01/25)
0.450 07/01/41 2,187,699
2,135,000 Massachusetts Health and Educational Facilities Authority,
Variable Rate Demand Revenue Bonds, University of
Massachusetts Issue, Series 2000A, (Mandatory Put 4/01/26)
2.450 11/01/30 2,108,008
1,975,000 Massachusetts Housing Finance Agency, Housing Bonds, Series
2019B-1
2.750 12/01/34 1,705,054

Portfolio of Investments December 31, 2024
(continued)
Limited Term Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MASSACHUSETTS (continued)
$ 1,000,000 Massachusetts Housing Finance Agency, Housing Bonds,
Sustainability Green Series 2022A-2
2.650% 06/01/26 $ 985,119
5,000,000 Massachusetts Housing Finance Agency, Housing Bonds,
Sustainability Green Series 2022C-3
4.000 06/01/26 5,015,090
1,970,000 Massachusetts Housing Finance Agency, Housing Bonds,
Sustainability Green Series 2023A-3
3.050 12/01/27 1,945,480
3,165,000 Massachusetts Housing Finance Agency, Housing Bonds,
Sustainability Series 2021B-2
0.800 12/01/25 3,062,491
3,500,000 Massachusetts Housing Finance Agency, Multifamily Housing
Bonds, Green Series 2023C2
4.000 12/01/27 3,506,233
1,000,000 Massachusetts Housing Finance Agency, Multifamily Housing
Bonds, Green Sustainability Series 2024B3
3.500 06/01/29 992,929
5,000,000 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2020-220
1.950 12/01/35 3,885,805
1,000,000 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2021-221
2.000 12/01/36 765,049
2,725,000 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2021-222
2.000 12/01/36 2,084,758
7,385,000 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2021-223
2.150 12/01/36 5,783,846
3,680,000 Massachusetts State, General Obligation Bonds, Consolidated
Series 2024B
5.000 05/01/26 3,782,473
4,525,000 Massachusetts State, General Obligation Bonds, Consolidated
Series 2024B
5.000 05/01/27 4,750,799
4,000,000 Quincy, Massachusetts, General Obligation Bonds, Bonds
Anticipation Notes Series 2024
5.000 07/25/25 4,039,609
TOTAL MASSACHUSETTS 62,867,046
MICHIGAN - 3.0%
10,000,000 Great Lakes Water Authority, Michigan, Water Supply Revenue
Bonds, Senior Lien Series 2024A
5.000 07/01/26 10,310,461
7,510,000 Great Lakes Water Authority, Michigan, Water Supply Revenue
Bonds, Senior Lien Series 2024A
5.000 07/01/27 7,874,480
6,000,000 Great Lakes Water Authority, Michigan, Water Supply System
Revenue Bonds Refunding Senior Lien Series 2024A
5.000 07/01/26 6,186,277
4,050,000 Michigan Finance Authority, Hospital Revenue Bonds, Beaumont-
Spectrum Consolidation, Fixed Refunding Series 2022A
5.000 04/15/26 4,141,846
2,600,000 Michigan Finance Authority, Hospital Revenue Bonds, Beaumont-
Spectrum Consolidation, Fixed Refunding Series 2022A
5.000 04/15/27 2,711,416
5,090,000 Michigan Finance Authority, Hospital Revenue Bonds, Bronson
Healthcare Group, Inc., Series 2019B, (Mandatory Put 11/16/26)
5.000 11/15/44 5,198,410
4,895,000 Michigan Finance Authority, State Aid Revenue Notes, Series
2024A-1
5.000 07/21/25 4,937,056
2,000,000 Michigan Finance Authority, Tobacco Settlement Asset- Backed
Bonds, 2007 Sold Tobacco Receipts, Senior Current Interest
Series 2020A-CL-1
5.000 06/01/27 2,067,251
5,115,000 Michigan Finance Authority, Tobacco Settlement Asset- Backed
Bonds, 2007 Sold Tobacco Receipts, Senior Current Interest
Series 2020A-CL-1
5.000 06/01/28 5,356,485
7,110,000 Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2018A
3.550 10/01/33 6,906,940
1,865,000 Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2021A
0.550 04/01/25 1,849,691
2,530,000 Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2022A
3.300 04/01/26 2,515,823
9,430,000 Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2023A
3.750 04/01/27 9,384,568
1,340,000 Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2024A
3.700 04/01/30 1,343,204
1,805,000 Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Fixed Rate Series 2018C
3.350 12/01/34 1,686,355
5,215,000 Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Series 2016A
3.100 12/01/31 4,979,409

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MICHIGAN (continued)
$ 10,020,000 Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Series 2019B
2 .700% 12/01/34 $ 8,741,763
14,835,000 Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Series 2020C
2.350 12/01/35 11,989,785
6,000,000 Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Social Series 2021A
1.950 12/01/36 4,554,011
2,000,000 Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Social Series 2022A
4.000 12/01/37 1,954,831
5,655,000 Michigan State Building Authority, Revenue Bonds, Facilities
Program, Refunding Series 2024II
5.000 10/15/27 5,962,101
3,040,000 Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan
Program, Series 2023
5.000 11/15/26 3,157,038
12,165,000 Michigan Strategic Fund, Limited Obligation Revenue Bonds,
Consumers Energy Company Project, Series 2019, (AMT),
(Mandatory Put 10/01/27)
3.350 10/01/49 12,006,295
7,730,000 Michigan Strategic Fund, Limited Obligation Revenue Bonds,
Consumers Energy Company Project, Variable Rate Series 2005,
(AMT), (Mandatory Put 10/08/26)
0.875 04/01/35 7,099,729
7,110,000 Michigan Strategic Fund, Limited Obligation Revenue Bonds,
Detroit Edison Company Exempt Facilities Project, Collateralized
Series 2023DT, (AMT), (Mandatory Put 6/03/30)
3.875 06/01/53 7,092,833
2,285,000 Michigan Strategic Fund, Limited Obligation Revenue Bonds,
Graphic Packaging International, LLC Coated Recycled Board
Machine Project, Green Series 2021, (AMT), (Mandatory Put
10/01/26)
4.000 10/01/61 2,279,544
7,500,000 Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Series 2023E - AGM
Insured, (AMT)
5.000 12/01/28 7,886,553
TOTAL MICHIGAN 150,174,155
MINNESOTA - 1.1%
17,000,000 (a) Edina, Minnesota, General Obligation Bonds, Series 2022B,
(ETM)
2.000 02/01/25 16,982,247
5,000,000 Minneapolis, Minnesota, Health Care System Revenue Bonds,
Allina Health System, Series 2023A, (Mandatory Put 11/15/28)
5.000 11/15/52 5,279,121
1,035,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Subordinate Lien Series
2022B, (AMT)
5.000 01/01/25 1,035,000
1,265,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020B
2.400 01/01/35 1,044,506
2,275,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020E
2.250 07/01/35 1,862,605
4,330,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020I
1.875 07/01/35 3,323,537
5,595,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2021D
2.000 07/01/36 4,324,820
5,045,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2021F
2.000 07/01/36 3,896,842
8,415,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2021H
2.150 07/01/36 6,649,245
3,285,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Social Series 2022A
2.600 07/01/37 2,705,102
2,000,000 Minnesota Municipal Gas Agency, Commodity Supply Revenue
Bonds, Series 2022A, (Mandatory Put 12/01/27)
4.000 12/01/52 2,014,404
6,820,000 Minnesota Public Facilities Authority, State Clean Water Revolving
Fund Revenue Bonds, Series 2016A
5.000 03/01/31 6,955,300
TOTAL MINNESOTA 56,072,729

Portfolio of Investments December 31, 2024
(continued)
Limited Term Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MISSISSIPPI - 0.7%
$ 7,630,000 Lowndes County, Mississippi, Solid Waste Disposal and Pollution
Control Revenue Bonds, International Paper Company Project,
Refunding Series 2022, (Mandatory Put 4/01/27)
2.650% 04/01/37 $ 7,487,553
5,865,000 Mississippi Business Finance Corporation, Pollution Control
Revenue, Mississippi Power, Series 2002
3.200 09/01/28 5,810,444
3,500,000 Mississippi Development Bank, Special Obligation Bonds,
Mississippi Highway Refunding Project, Refunding Series 2024A
5.000 01/01/30 3,806,712
6,000,000 Mississippi Development Bank, Special Obligation Bonds,
Mississippi Highway Refunding Project, Refunding Series 2024A
5.000 01/01/31 6,604,239
6,500,000 Mississippi Development Bank, Special Obligation Bonds,
Mississippi Highway Refunding Project, Refunding Series 2024A
5.000 01/01/32 7,224,590
1,230,000 Mississippi Home Corporation, Single Family Mortgage Revenue
Bonds, Series 2020A
2.250 12/01/35 998,164
615,000 Mississippi Home Corporation, Single Family Mortgage Revenue
Bonds, Series 2021A
1.800 12/01/35 461,642
1,500,000 Mississippi State, Gaming Tax Revenue Bonds, Series 2019A 5.000 10/15/26 1,545,261
TOTAL MISSISSIPPI 33,938,605
MISSOURI - 0.9%
5,330,000 Missouri Environmental Improvement and Energy Resources
Authority, Revenue Bonds, Union Electric Company Project,
Refunding Series 1998A
2.900 09/01/33 4,760,712
11,000,000 Missouri Environmental Improvement and Energy Resources
Authority, Revenue Bonds, Union Electric Company Project,
Series 1998B
2.900 09/01/33 9,825,109
5,250,000 Missouri Environmental Improvement and Energy Resources
Authority, Revenue Bonds, Union Electric Company Project,
Series 1998C
2.750 09/01/33 4,655,404
12,335,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, BJC Health System, Series 2021B,
(Mandatory Put 5/01/26)
4.000 05/01/51 12,460,606
1,195,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, SSM Health Care, Series 2022A
5.000 06/01/25 1,203,713
2,520,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, SSM Health Care, Series 2022A
5.000 06/01/27 2,622,663
2,700,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Home Ownership Loan
Program Series 2024E
4.125 11/01/39 2,674,649
740,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Homeownership Loan
Program, Series 2019C
2.500 11/01/34 625,143
1,065,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Homeownership Loan
Program, Series 2021A
1.950 11/01/36 809,913
1,890,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Homeownership Loan
Program, Series 2021B
1.800 11/01/36 1,377,728
2,420,000 (a) Missouri Joint Municipal Electric Utility Commission, Power
Project Revenue Bonds, Plum Point Project, Refunding Series
2014A, (ETM)
5.000 01/01/25 2,420,000
TOTAL MISSOURI 43,435,640
MONTANA - 0.2%
1,365,000 Gallatin County, Montana, General Obligation Bonds, Series
2023
5.000 07/01/33 1,551,276
1,300,000 Gallatin County, Montana, General Obligation Bonds, Series
2023
5.000 07/01/35 1,465,404
1,000,000 Lewis and Clark County School District 9 East Helena, Montana,
General Obligation Bonds, School Building Series 2018
5.000 07/01/27 1,046,075
1,055,000 Lewis and Clark County School District 9 East Helena, Montana,
General Obligation Bonds, School Building Series 2018
5.000 07/01/28 1,120,282
1,335,000 Lewis and Clark County School District 9 East Helena, Montana,
General Obligation Bonds, School Building Series 2018
5.000 07/01/29 1,416,372
2,000,000 Montana Board of Housing, Multifamily Housing Revenue Bonds,
Aurora Apartments Series 2024, (Mandatory Put 2/01/28)
3.320 07/01/46 1,975,436

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MONTANA (continued)
$ 750,000 Montana Board of Housing, Single Family Mortgage Bonds,
Series 2021A-1
1.850% 12/01/36 $ 550,000
500,000 Montana Board of Housing, Single Family Mortgage Bonds,
Series 2021B
1 .850 12/01/36 366,667
TOTAL MONTANA 9,491,512
NATIONAL - 0.1%
2,639,015 Freddie Mac Multifamily ML Certificates 3.400 01/25/36 2,470,184
TOTAL NATIONAL 2,470,184
NEBRASKA - 0.7%
8,345,000 Central Plains Energy Project, Nebraska, Gas Project 4 Revenue
Bonds, Refunding Series 2023A-1, (Mandatory Put 11/01/29)
5.000 05/01/54 8,777,781
3,890,000 Central Plains Energy Project, Nebraska, Gas Supply Revenue
Bonds, Refunding Series 2019, (Mandatory Put 8/01/25)
4.000 12/01/49 3,894,471
1,915,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Series 2019D
2.600 09/01/34 1,657,692
8,895,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Series 2020A
2.350 09/01/35 7,227,192
2,455,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Series 2021A
1.850 09/01/35 1,869,154
3,555,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Series 2021C
2.100 09/01/36 2,777,798
1,630,000 Sarpy County School District 037 Gretna Public Schools,
Nebraska, General Obligation Bonds, Series 2022B
5 .000 12/15/27 1,656,448
6,450,000 Washington County, Nebraska, Wastewater and Solid Waste
Disposal Facilities Revenue Bonds, Cargill Inc. Project, Variable
Rate Demand Series 2012, (AMT), (Mandatory Put 9/01/25)
0.900 09/01/30 6,337,898
TOTAL NEBRASKA 34,198,434
NEVADA - 0.7%
6,385,000 Clark County, Nevada, Airport Revenue Bonds, Junior
Subordinate Lien Notes Series 2021B, (AMT)
5.000 07/01/27 6,609,148
19,325,000 Clark County, Nevada, Airport Revenue Bonds, Refunding
Subordinate Lien Series 2019D
5.000 07/01/26 19,884,822
3,500,000 Clark County, Nevada, Pollution Control Revenue Bonds, Nevada
Power Company Project, Refunding Series 2017, (Mandatory Put
3/31/26)
3.750 01/01/36 3,489,056
950,000 Las Vegas Convention and Visitors Authority, Nevada, Revenue
Bonds, Refunding Series 2017B
5.000 07/01/25 959,225
1,970,000 Nevada Housing Division, Single Family Housing Mortgage
Revenue Bonds, Refunding Series 2021A
1.850 10/01/33 1,579,382
1,970,000 Nevada Housing Division, Single Family Housing Mortgage
Revenue Bonds, Refunding Series 2021A
2.000 10/01/36 1,512,894
3,000,000 Nevada Housing Division, Single Family Housing Mortgage
Revenue Bonds, Refunding Series 2021B
2.200 10/01/36 2,345,647
TOTAL NEVADA 36,380,174
NEW HAMPSHIRE - 0.6%
8,440,000 National Finance Authority, New Hampshire, Pollution Control
Revenue Bonds, New York State Electric & Gas Corporation
Project, Refunding Series 2022A, (AMT)
4.000 12/01/28 8,419,716
11,000,000 New Hampshire Business Finance Authority, Pollution Control
Revenue Bonds, United Illuminating Company, Refunding Series
2003A
4.500 10/01/33 11,231,065
5,000,000 New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Dartmouth College, Series 2015A, (Mandatory
Put 8/03/27)
3.300 06/01/40 5,001,806
4,500,000 New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Dartmouth College, Series 2015D, (Mandatory
Put 8/01/27)
3.300 06/01/38 4,504,633
2,495,000 New Hampshire Housing Finance Authority, Single Family
Mortgage Acquisition Bonds, Social Series 2024C
4.100 07/01/39 2,465,355
TOTAL NEW HAMPSHIRE 31,622,575

Portfolio of Investments December 31, 2024
(continued)
Limited Term Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW JERSEY - 3.4%
$ 3,945,000 Bergen County Improvement Authority, New Jersey, County
Guaranteed Governmental Pooled Project Notes, Series 2024
4.500% 05/28/25 $ 3,963,826
1,000,000 Delran Township, New Jersey, General Obligation Bonds, Series
2019
2.000 10/15/27 948,694
1,000,000 Delran Township, New Jersey, General Obligation Bonds, Series
2019
2.000 10/15/28 925,156
1,000,000 Delran Township, New Jersey, General Obligation Bonds, Series
2019
2.000 10/15/29 906,223
10,000,000 East Brunswick Township, Middlesex County, New Jersey,
General Obligation Bonds, General Improvement Water Utility
Bond Anticipation Notes Series 2024
4.500 07/15/25 10,073,883
2,545,000 Essex County Improvement Authority, New Jersey, Lease
Revenue Bonds, Essex County Family Court Building House
Projects, County Guaranteed Series 2024
5.000 06/18/25 2,566,274
3,640,000 Gloucester Township, New Jersey, General Obligation Bonds,
Series 2019 - BAM Insured
2.000 02/01/26 3,553,562
3,975,000 Gloucester Township, New Jersey, General Obligation Bonds,
Series 2019 - BAM Insured
2.000 02/01/27 3,801,780
1,310,000 Mahwah Township, Bergen County, New Jersey, General
Improvement, Water and Sewer Utility Bonds, Series 2023
1.000 01/15/25 1,308,650
400,000 Middlesex County Improvement Authority, New Jersey, County
Guaranteed Capital Equipment & Improvement Bonds, Series
2022
5.000 09/15/25 405,659
5,000,000 Monmouth County, New Jersey, Bond Anticipation Notes, Series
2024
5.000 06/03/25 5,036,167
6,180,000 New Jersey Economic Development Authority, Revenue Bonds,
Motor Vehicle Surcharge, Refunding Subordinate Series 2017A
3.375 07/01/30 5,897,204
10,545,000 New Jersey Economic Development Authority, Revenue Bonds,
Municipal Rehabilitation, Refunding Series 2019A
5.250 04/01/25 10,586,086
7,000,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Refunding Series 2023RRR
5.000 06/15/26 7,184,097
3,000,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2005N-1 - NPFG Insured
5.500 09/01/27 3,186,085
6,135,000 (a) New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2018EEE, (Pre-refunded 12/15/28)
5.000 06/15/33 6,618,451
1,115,000 New Jersey Economic Development Authority, Special Facilities
Revenue Bonds, Continental Airlines Inc., Series 1999, (AMT)
5.250 09/15/29 1,116,131
9,180,000 New Jersey Economic Development Authority, Water Facilities
Revenue Bonds, New Jersey-American Water Company Inc.
Project, Refunding Series 2020E, (AMT)
0.850 12/01/25 8,822,872
2,600,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Inspira Health Obligated Group Issue, Refunding Series
2016A
5.000 07/01/29 2,660,189
3,200,000 New Jersey Housing and Mortgage Finance Agency, Multifamily
Revenue Bonds, Series 2024B
3.500 05/01/29 3,177,893
2,915,000 New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Social Series 2022I
2.750 04/01/25 2,902,482
610,000 New Jersey State, General Obligation Bonds, Covid-19
Emergency Series 2020A
5.000 06/01/26 626,809
7,220,000 New Jersey Transportation Trust Fund Authority, Federal Highway
Reimbursement Revenue Notes, Series 2018A
5 .000 06/15/28 7,372,195
1,645,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2014BB-1
5.000 06/15/30 1,751,039
7,150,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019A
5.000 12/15/25 7,271,610
5,020,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019A
5.000 12/15/26 5,199,098
2,000,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019BB
5.000 06/15/32 2,120,616
5,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2021A
5.000 06/15/26 5,132
5,045,000 North Brunswick Township, New Jersey, General Obligation
Bonds, Series 2024A
5.000 07/08/25 5,086,621

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW JERSEY (continued)
$ 3,200,000 Salem County Pollution Control Financing Authority, New Jersey,
Pollution Control Revenue Bonds, Philadelphia Electric Company
Project Series 1993A, (AMT)
4.450% 03/01/25 $ 3,202,298
4,000,000 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018A
5.000 06/01/25 4,020,681
5,125,000 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018A
5.000 06/01/27 5,301,511
5,490,000 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018A
5.000 06/01/28 5,752,372
14,205,000 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018A
5.000 06/01/29 14,873,206
3,835,000 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018A
5.000 06/01/36 3,968,997
2,385,000 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018A
4.000 06/01/37 2,363,477
6,795,000 Toms River Board of Education, Ocean County, New Jersey,
General Obligation Bonds, Regional Schools Series 2019
2.250 07/15/28 6,398,944
6,710,000 Union County, New Jersey, General Obligation Bonds, Series
2018
3.000 03/01/28 6,697,915
TOTAL NEW JERSEY 167,653,885
NEW MEXICO - 1.4%
13,620,000 Farmington, New Mexico, Pollution Control Revenue Bonds,
Public Service Company of New Mexico San Juan Project,
Refunding Series 2010A, (Mandatory Put 10/01/26)
0.875 06/01/40 12,860,655
15,000,000 New Mexico Finance Authority, New Mexico, Transportation
Revenue Bonds, State Transportation Commission, Refunding
Senior Lien Series 2024A
5.000 06/15/27 15,740,394
16,320,000 New Mexico Finance Authority, State Transportation Revenue
Bonds, State Transportation Commission  Refunding Senior Lien,
Series 2022A
5.000 06/15/25 16,460,545
12,010,000 New Mexico Finance Authority, State Transportation Revenue
Bonds, State Transportation Commission  Refunding Senior Lien,
Series 2022A
5.000 06/15/26 12,357,456
4,595,000 New Mexico Hospital Equipment Loan Council, Hospital
Revenue Bonds, Presbyterian Healthcare Services, Series 2019B,
(Mandatory Put 8/01/25)
5.000 08/01/49 4,632,711
1,695,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2019D
2.800 07/01/34 1,507,083
2,140,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2021A
1.950 07/01/36 1,640,310
985,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2021C
1.875 07/01/36 733,037
1,190,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2024E
4.125 09/01/39 1,178,918
1,760,000 San Juan County, New Mexico, Gross Receipts Tax Revenue
Bonds, Refunding Series 2015A
5.000 06/15/26 1,772,733
326,000 (b) Winrock Town Center Tax Increment Development District 1,
Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds,
Senior Lien Series 2022
3.750 05/01/28 322,710
TOTAL NEW MEXICO 69,206,552
NEW YORK - 9.1%
10,000,000 Chautauqua County Capital Resource Corporation, New York,
Facilities Revenue Bonds, NRG Energy Project Refunding Series
2020, (Mandatory Put 4/03/28)
4.250 04/01/42 10,104,158
1,725,000 Dormitory Authority of the State of New York, Revenue Bonds,
Montefiore Obligated Group, Series 2020A
5.000 09/01/27 1,785,477
5,000,000 Dormitory Authority of the State of New York, Revenue Bonds,
Northwell Healthcare Inc, Series 2019B-1, (Mandatory Put
11/01/28)
1.800 05/01/48 4,661,001
4,285,000 Dormitory Authority of the State of New York, State Sales Tax
Revenue Bonds, Series 2024B
5.000 03/15/30 4,717,361
8,600,000 Dutchess County Local Development Corporation, New York,
Revenue Bonds, Health Quest Systems, Inc. Project, Series 2016B
5.000 07/01/30 8,742,669

Portfolio of Investments December 31, 2024
(continued)
Limited Term Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 4,405,000 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Mandatory Tender Series 2020B, (Mandatory Put
9/01/25)
0.850% 09/01/50 $ 4,319,967
11,850,000 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Notes Series 2021
1.000 09/01/25 11,603,176
2,500,000 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2024B, (Mandatory Put 9/01/29)
3.000 09/01/49 2,451,748
5,020,000 Metropolitan Transportation Authority, New York, Dedicated Tax
Fund Bonds, Climate Bond Certified, Refunding Green Series
2016B-2
5.000 11/15/32 5,177,461
5,000,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Refunding Green Climate Certified Series
2017C-1
5.000 11/15/26 5,166,631
1,500,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Refunding Green Climate Certified Series 2020E
5.000 11/15/30 1,641,455
2,250,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Refunding Green Climate Certified Series 2020E
5.000 11/15/32 2,444,396
10,850,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Series 2015C-1
5.250 11/15/29 11,009,635
685,000 Nassau County Local Economic Assistance Corporation, New
York, Revenue Bonds, Catholic Health Services of Long Island
Obligated Group Project, Series 2014B
5.000 07/01/25 686,029
1,065,000 Nassau County Local Economic Assistance Corporation, New
York, Revenue Bonds, Catholic Health Services of Long Island
Obligated Group Project, Series 2014B
5.000 07/01/26 1,066,316
1,500,000 Nassau County Local Economic Assistance Corporation, New
York, Revenue Bonds, Catholic Health Services of Long Island
Obligated Group Project, Series 2014B
5.000 07/01/27 1,501,758
10,020,000 New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Green Series 2023A-2,
(Mandatory Put 12/30/27)
3.700 05/01/63 10,036,788
10,200,000 New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Development
Green Bond 2021K-2, (Mandatory Put 1/01/26)
0.900 11/01/60 9,883,425
3,000,000 New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Development
Series 2024B-2, (Mandatory Put 7/03/28)
3.700 05/01/64 3,020,018
5,835,000 New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Neighborhood
Green Series 2020D-1B
2.000 11/01/35 4,577,269
3,170,000 New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Neighborhood
Series 2019A-3A
3.450 11/01/34 3,044,294
3,010,000 New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Neighborhood
Series 2019G-1B
2.550 11/01/34 2,619,388
825,000 New York City Industrial Development Agency, New York, Civic
Facility Revenue Bonds, The Churchill School and Center for
Learning Disabilities Inc., Short Term Auction Rate Series 1999 -
AGM Insured
2.250 10/01/29 769,916
6,000,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2016 Series E-1
5.000 02/01/34 6,096,362
8,845,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2021 Subseries A
5.000 11/01/28 9,505,262
8,000,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2025 Subseries Series A-1
5.000 11/01/27 8,452,478
5,125,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2024G-1
5.000 05/01/27 5,364,180
4,665,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025C-1
5.000 05/01/29 5,052,285
1,500,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025D
5.000 05/01/28 1,598,494
2,000,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025D
5.000 05/01/29 2,166,039

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 1,500,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025D
5.000% 05/01/30 $ 1,651,580
2,740,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Series 2024D-1
5.000 11/01/27 2,894,974
4,340,000 New York City, New York, General Obligation Bonds, Fiscal 2017
Series A-1
5.000 08/01/33 4,454,088
27,500,000 New York City, New York, General Obligation Bonds, Fiscal 2020
Series C-1
5.000 08/01/27 28,955,042
3,125,000 New York City, New York, General Obligation Bonds, Fiscal 2023
Series 1
5.000 08/01/26 3,222,638
3,750,000 New York City, New York, General Obligation Bonds, Fiscal 2023
Series C
5.000 08/01/25 3,791,366
4,000,000 New York City, New York, General Obligation Bonds, Fiscal 2023
Series D
5.000 08/01/25 4,044,124
7,710,000 New York City, New York, General Obligation Bonds, Fiscal 2025
Series A
5.000 08/01/27 8,117,941
12,500,000 New York City, New York, General Obligation Bonds, Fiscal 2025
Series A
5.000 08/01/28 13,377,492
5,000,000 New York State Energy Research and Development Authority,
Pollution Control Revenue Bonds, Rochester Gas and Electric
Corporation, Series 2004A, (Mandatory Put 7/01/25)
2.875 05/15/32 4,987,709
45,000,000 New York State Energy Research and Development Authority,
Pollution Control Revenue Bonds, Rochester Gas and Electric
Corporation, Series 2004B, (AMT), (Mandatory Put 7/01/25)
3.000 05/15/32 44,910,301
2,460,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Climate Bond Certified/Sustainability Green
Series 2020J
0.750 05/01/25 2,427,831
8,270,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Climate Bond Certified/Sustainability Green
Series 2020L-2
0.750 11/01/25 8,011,744
2,285,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Climate Bond Certified/Sustainability Green
Series 2021J-2, (Mandatory Put 11/01/26)
1.000 11/01/61 2,160,130
5,000,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Climate Bond Certified/Sustainability Green
Series 2021J-2, (Mandatory Put 5/01/27)
1.100 11/01/61 4,675,225
9,470,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Green Series 2022A-2, (Mandatory Put 5/01/27)
2.500 11/01/60 9,189,230
7,415,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Refunding Series 2019C
3.500 11/01/34 7,258,728
4,185,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Refunding Series 2020H
2.100 11/01/35 3,330,618
8,000,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Sustainability Green Series 2024C-2, (Mandatory
Put 5/01/29)
3.600 11/01/63 8,025,553
6,675,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Sustainability Series 2023C-2, (Mandatory Put
5/01/29)
3.800 11/01/62 6,690,079
1,835,000 New York State Housing Finance Agency, State Personal Income
Tax Revenue Bonds, Economic Development and Housing
Sustainability Green Series 2024B-2, (Mandatory Put 12/15/29)
3.350 12/15/54 1,826,430
9,775,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Series 223
2.650 10/01/34 8,453,824
2,415,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Series 225
2.000 10/01/35 1,898,246
3,460,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Series 227
2.100 10/01/35 2,758,878
3,555,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Series 231
2.000 10/01/33 2,860,537
9,990,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Series 231
2.200 10/01/36 7,911,523
4,640,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Social Series 239
2.200 10/01/36 3,674,622

Portfolio of Investments December 31, 2024
(continued)
Limited Term Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 16,400,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Social Series 242
2.950% 10/01/37 $ 13,797,600
3,490,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Refunding Series 2016,
(AMT)
5.000 08/01/26 3,495,909
5,000,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2022, (AMT)
5.000 12/01/27 5,176,291
2,000,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2022, (AMT)
5.000 12/01/28 2,083,777
2,000,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2022, (AMT)
5.000 12/01/29 2,101,787
3,015,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2020, (AMT)
4.000 10/01/30 2,994,865
4,345,000 Oyster Bay, Nassau County, New York, General Obligation Bonds,
Public Improvement Series 2021A - AGM Insured
2.000 03/01/25 4,331,363
1,000,000 Oyster Bay, Nassau County, New York, General Obligation Bonds,
Refunding Public Improvement Series 2022 - AGM Insured
5.000 08/01/27 1,052,656
3,105,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Forty Second Series 2023, (AMT)
5.000 12/01/26 3,183,731
10,000,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Forty Second Series 2023, (AMT)
5.000 12/01/27 10,431,260
4,000,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Second Series 2017, (AMT)
5.000 10/15/33 4,095,838
4,000,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Seventh Series 2018, (AMT)
5.000 09/15/25 4,037,060
520,000 Suffolk County Economic Development Corporation, New
York, Revenue Bonds, Catholic Health Services of Long Island
Obligated Group Project, Series 2014
5.000 07/01/25 520,781
500,000 Suffolk County Economic Development Corporation, New
York, Revenue Bonds, Catholic Health Services of Long Island
Obligated Group Project, Series 2014
5.000 07/01/27 500,586
2,370,000 Suffolk Tobacco Asset Securitization Corporation, New York,
Tobacco Settlement Asset-Backed Bonds, Senior Series 2021A-2
5.000 06/01/25 2,380,236
2,220,000 Suffolk Tobacco Asset Securitization Corporation, New York,
Tobacco Settlement Asset-Backed Bonds, Senior Series 2021A-2
5.000 06/01/26 2,261,565
2,200,000 Suffolk Tobacco Asset Securitization Corporation, New York,
Tobacco Settlement Asset-Backed Bonds, Senior Series 2021A-2
5.000 06/01/28 2,303,335
1,245,000 Suffolk Tobacco Asset Securitization Corporation, New York,
Tobacco Settlement Asset-Backed Bonds, Senior Series 2021A-2
5.000 06/01/32 1,331,978
15,000,000 Triborough Bridge and Tunnel Authority, New York, General
Revenue Bonds, MTA Bridges & Tunnels, Refunding Series 2023A
5.000 11/15/26 15,563,597
8,100,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, MTA Bridges and Tunnels, Senior Lien Green
Climate Bond Certified Series 2022E-1
5.000 11/15/27 8,546,427
10,000,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, Senior Lien Refunding Series 2022B
5.000 05/15/26 10,289,647
1,925,000 TSASC Inc., New York, Tobacco Settlement Asset-Backed Bonds,
Fiscal 2017 Series A
5.000 06/01/26 1,958,260
TOTAL NEW YORK 453,264,438

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NORTH CAROLINA - 0.9%
$ 6,665,000 Charlotte-Mecklenburg Hospital Authority, North Carolina,
Health Care Revenue Bonds, DBA Carolinas HealthCare System,
Variable Rate Demand Series 2021B, (Mandatory Put 6/15/27)
3.250% 01/15/50 $ 6,624,535
3,800,000 Charlotte-Mecklenburg Hospital Authority, North Carolina,
Health Care Revenue Bonds, Doing Business as Atrium Health,
Variable Rate Series 2018C, (Mandatory Put 10/31/25)
3.450 01/15/48 3,803,995
5,490,000 Charlotte-Mecklenburg Hospital Authority, North Carolina,
Health Care Revenue Bonds, Doing Business as Atrium Health,
Variable Rate Series 2018E, (Mandatory Put 10/31/25)
0.800 01/15/48 5,348,842
1,625,000 Columbus County Industrial Facilities and Pollution Control
Financing Authority, North Carolina, Recovery Zone Facility
Bonds, International Paper Company Project, Refunding Series
2020A, (Mandatory Put 6/16/25)
1.375 05/01/34 1,604,892
4,000,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement Series 55C, (Mandatory
Put 1/15/26)
3.200 07/01/56 3,980,910
1,000,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement Series 56, (Mandatory Put
7/15/25)
3.375 07/01/48 997,698
865,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement, Series 2019-42
2.450 07/01/34 717,046
2,785,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement, Series 2020-43
2.625 01/01/35 2,398,386
5,000,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement, Series 2021-47
2.000 07/01/36 3,862,083
1,630,000 North Carolina Municipal Power Agency 1, Catawba Electric
Revenue Bonds, Refunding Series 2015A
5.000 01/01/28 1,656,008
10,730,000 Raleigh, North Carolina, North Carolina, Limited Obligation
Bonds, Series 2024
5.000 10/01/27 11,330,823
TOTAL NORTH CAROLINA 42,325,218
NORTH DAKOTA - 0.7%
2,335,000 Cass County Joint Water Reserve District, North Dakota,
Temporary Improvement  Special Assessment Bonds, Refunding
Series 2024A
3.450 04/01/27 2,316,892
1,655,000 Grand Forks, North Dakota, Health Care System Revenue Bonds,
Altru Health System Obligated Group, Series 2017A
5.000 12/01/25 1,661,743
2,380,000 Grand Forks, North Dakota, Health Care System Revenue Bonds,
Altru Health System Obligated Group, Series 2017A
5.000 12/01/26 2,428,408
2,550,000 Grand Forks, North Dakota, Health Care System Revenue Bonds,
Altru Health System Obligated Group, Series 2021
5.000 12/01/27 2,625,690
200,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2021
3.000 05/01/25 198,532
225,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2021
4.000 05/01/27 222,296
500,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2021
3.000 05/01/28 468,880
400,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2021
3.000 05/01/29 367,901
430,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2021
3.000 05/01/30 388,772
355,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2021
3 .000 05/01/32 310,061
5,330,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2023C
5.000 05/01/32 5,494,780
670,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2024C
5.000 05/01/29 698,173
530,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2024C
5.000 05/01/30 556,556
555,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2024C
5.000 05/01/31 586,828
580,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2024C
5.000 05/01/32 616,414

Portfolio of Investments December 31, 2024
(continued)
Limited Term Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NORTH DAKOTA (continued)
$ 610,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2024C
5.000% 05/01/33 $ 650,702
6,235,000 North Dakota Housing Finance Agency, Home Mortgage Finance
Program Bonds, Series 2019C
2.800 07/01/32 5,707,894
1,640,000 North Dakota Housing Finance Agency, Home Mortgage Finance
Program Bonds, Series 2019C
3.000 07/01/34 1,497,144
2,500,000 North Dakota Housing Finance Agency, Home Mortgage Finance
Program Bonds, Series 2020A
2.700 07/01/35 2,154,927
3,250,000 North Dakota Housing Finance Agency, Home Mortgage Finance
Program Bonds, Series 2020B
2.100 07/01/35 2,606,400
3,600,000 North Dakota Housing Finance Agency, Home Mortgage Finance
Program Bonds, Series 2021A
2.050 07/01/36 2,802,000
2,540,000 North Dakota Housing Finance Agency, Home Mortgage Finance
Program Bonds, Social Series 2021B
2 .300 07/01/36 2,013,903
TOTAL NORTH DAKOTA 36,374,896
OHIO - 3.8%
1,500,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020A-2 Class 1
5.000 06/01/27 1,544,690
9,130,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020A-2 Class 1
5.000 06/01/28 9,510,879
14,500,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020A-2 Class 1
5.000 06/01/29 15,259,398
3,470,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020A-2 Class 1
5.000 06/01/30 3,675,885
8,630,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020A-2 Class 1
5.000 06/01/31 9,119,104
4,400,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020A-2 Class 1
5.000 06/01/32 4,637,455
3,110,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020A-2 Class 1
5.000 06/01/33 3,271,934
6,195,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020A-2 Class 1
5.000 06/01/34 6,508,193
7,660,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020A-2 Class 1
5.000 06/01/35 8,030,753
1,520,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020A-2 Class 1
4.000 06/01/37 1,481,333
2,275,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020A-2 Class 1
4.000 06/01/38 2,198,923
1,015,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020A-2 Class 1
4.000 06/01/39 971,949
1,000,000 Chillicothe, Ohio, Hospital Facilities Revenue Bonds, Adena
Health System Obligated Group Project, Refunding &
Improvement Series 2017
5.000 12/01/25 1,013,207
6,000,000 Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
American Electric Power Company Project, Refunding Series
2005B, (AMT)
3.700 07/01/28 5,934,343
3,335,000 Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
American Electric Power Company Project, Refunding Series
2005C, (AMT)
3.700 04/01/28 3,301,254
15,750,000 Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
American Electric Power Company Project, Refunding Series
2007A, (AMT), (Mandatory Put 10/01/29)
2.500 08/01/40 14,569,501

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OHIO (continued)
$ 10,000,000 Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
American Electric Power Company Project, Refunding Series
2007B, (AMT), (Mandatory Put 10/01/29)
2.500% 11/01/42 $ 9,250,477
2,355,000 Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
American Electric Power Company Project, Refunding Series
2014A, (Mandatory Put 10/01/29)
2.400 12/01/38 2,178,052
11,860,000 Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
American Electric Power Company Project, Refunding Series
2014B, (AMT), (Mandatory Put 10/01/29)
2.600 06/01/41 11,021,542
20,250,000 Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
Dayton Power & Light Company Project, Refunding Collateralized
Series 2015A, (AMT), (Mandatory Put 6/01/27)
4.250 11/01/40 20,448,031
12,630,000 Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
Dueke Energy Corporation Project, Refunding Series 2022A,
(AMT), (Mandatory Put 6/01/27)
4.250 11/01/39 12,741,901
415,000 (b) Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
Pratt Paper Ohio, LLC Project, Series 2017, (AMT)
3.750 01/15/28 413,581
1,330,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Series 2019A
3.500 09/01/34 1,267,518
2,510,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Series 2019B
2.800 09/01/34 2,225,661
1,470,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Series 2020A
2.500 09/01/35 1,221,821
3,685,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Series 2021A
2.050 09/01/36 2,857,383
2,920,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Series 2021C
2.250 09/01/36 2,333,903
1,635,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Social Series
2024A
3.800 09/01/35 1,587,181
1,665,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Social Series
2024A
3.850 03/01/36 1,626,247
1,510,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Social Series
2024A
3.850 09/01/36 1,470,457
6,285,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Social Series
2024B
4.100 09/01/39 6,212,518
1,850,000 Ohio State, General Obligation Bonds, Conservation Projects
Refunding Series 2022A
4.000 09/01/27 1,901,946
2,505,000 Ohio State, General Obligation Bonds, Infrastructure
Improvement Refunding Series 2022B
4.000 03/01/27 2,562,011
3,545,000 Ohio State, General Obligation Bonds, Infrastructure
Improvement Refunding Series 2022C
4.000 09/01/27 3,644,540
3,750,000 Ohio State, General Obligation Bonds, Refunding Common
Schools Series 2022A
4.000 06/15/27 3,846,941
2,430,000 Ohio State, Hospital Revenue Bonds, Cleveland Clinic Health
System Obligated Group, Series 2019C, (Mandatory Put 5/01/28)
2.750 01/01/52 2,371,196
5,000,000 Ohio Water Development Authority, Water Pollution Control
Loan Fund Revenue Bonds, Series 2020A
5.000 12/01/39 5,388,524
TOTAL OHIO 187,600,232
OKLAHOMA - 5.2%
1,000,000 Blaine County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Watonga Public
Schools Project, Series 2022
5.000 12/01/31 1,070,714
1,015,000 Blaine County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Watonga Public
Schools Project, Series 2022
5.000 12/01/32 1,090,612
1,270,000 Bryan County School Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Durant Public Schools Project,
Series 2020
4.000 09/01/25 1,276,652

Portfolio of Investments December 31, 2024
(continued)
Limited Term Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OKLAHOMA (continued)
$ 1,600,000 Bryan County School Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Durant Public Schools Project,
Series 2020
2 .000% 09/01/27 $ 1,519,354
5,000,000 Canadian County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Mustang Public
Schools Project, Series 2023A
5.000 09/01/31 5,470,983
5,015,000 Canadian County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Yukon Public
Schools Project, Series 2023
5.000 09/01/27 5,225,814
4,400,000 Canadian County Educational Facilities Authority, Oklahoma,
Lease Revenue Bonds, Piedmont Public Schools Project, Series
2024
4.000 08/15/32 4,526,147
9,095,000 Cleveland County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Moore Public
Schools Project, Series 2021
4.000 06/01/27 9,264,482
8,005,000 Cleveland County Independent School District 2 Moore,
Oklahoma, General Obligation Bonds, Combined Purpose Series
2022
2.000 03/01/25 7,982,886
8,005,000 Cleveland County Independent School District 2 Moore,
Oklahoma, General Obligation Bonds, Combined Purpose Series
2022
2.000 03/01/26 7,855,262
8,010,000 Cleveland County Independent School District 2 Moore,
Oklahoma, General Obligation Bonds, Combined Purpose Series
2022
2.000 03/01/27 7,683,907
7,525,000 Cleveland County Independent School District 29 Norman,
Oklahoma, General Obligation Bonds, Combined Purpose Series
2022
2.000 03/01/25 7,499,499
7,525,000 Cleveland County Independent School District 29 Norman,
Oklahoma, General Obligation Bonds, Combined Purpose Series
2022
2.000 03/01/26 7,371,581
1,000,000 Clinton Public Works Authority,  Oklahoma, Educational Facilities,
Lease Revenue Bonds, Series 2022
5.000 10/01/27 1,036,141
1,000,000 Clinton Public Works Authority,  Oklahoma, Educational Facilities,
Lease Revenue Bonds, Series 2022
3.250 10/01/28 978,345
4,405,000 Cushing Educational Facilities Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Cushing Public Schools Project,
Series 2022
5.000 09/01/32 4,834,363
2,330,000 Garfield County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Enid Public Schools
Project, Series 2016A
5.000 09/01/26 2,388,031
310,000 Garvin County Educational Facilities Authority, Oklahoma, Lease
Revenue Bonds, Wynnewood Public Schools Project, Series 2018
5.000 09/01/25 312,438
200,000 Garvin County Educational Facilities Authority, Oklahoma, Lease
Revenue Bonds, Wynnewood Public Schools Project, Series 2018
5.000 09/01/26 204,200
450,000 Garvin County Educational Facilities Authority, Oklahoma, Lease
Revenue Bonds, Wynnewood Public Schools Project, Series 2018
5.000 09/01/27 465,313
520,000 Garvin County Educational Facilities Authority, Oklahoma, Lease
Revenue Bonds, Wynnewood Public Schools Project, Series 2018
5.000 09/01/29 555,466
500,000 Garvin County Educational Facilities Authority, Oklahoma, Lease
Revenue Bonds, Wynnewood Public Schools Project, Series 2018
5.000 09/01/30 535,432
1,100,000 Garvin County Educational Facilities Authority, Oklahoma, Lease
Revenue Bonds, Wynnewood Public Schools Project, Series 2018
5.000 09/01/31 1,177,312
860,000 Garvin County Educational Facilities Authority, Oklahoma, Lease
Revenue Bonds, Wynnewood Public Schools Project, Series 2018
5.000 09/01/32 922,123
1,305,000 Grady County School Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Minco Public Schools Project,
Series 2018
5.000 09/01/31 1,365,278
1,000,000 Grady County School Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Minco Public Schools Project,
Series 2018
5.000 09/01/32 1,049,141
1,305,000 Grady County School Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Minco Public Schools Project,
Series 2018
5.000 09/01/33 1,368,716

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OKLAHOMA (continued)
$ 6,005,000 Kay County Public Buildings Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Ponca City Public Schools
Project, Series 2022
5.000% 09/01/25 $ 6,054,207
5,045,000 Kay County Public Buildings Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Ponca City Public Schools
Project, Series 2022
5.000 09/01/27 5,236,180
950,000 McClain County Economic Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Blanchard Public
Schools Project, Series 2019
4.000 09/01/25 952,924
1,455,000 McClain County Economic Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Blanchard Public
Schools Project, Series 2019
4.000 09/01/26 1,470,033
625,000 McClain County Economic Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Blanchard Public
Schools Project, Series 2019
4.000 09/01/27 634,994
720,000 McClain County Economic Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Blanchard Public
Schools Project, Series 2019
4.000 09/01/28 732,955
725,000 McClain County Economic Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Blanchard Public
Schools Project, Series 2019
4.000 09/01/29 740,808
1,100,000 Okarche Economic Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Okarche Public
Schools Project, Series 2016
5.000 09/01/27 1,131,532
1,125,000 Okarche Economic Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Okarche Public
Schools Project, Series 2016
5.000 09/01/28 1,155,223
5,200,000 Oklahoma City, Oklahoma, General Obligation Bonds, Series
2024
4.000 03/01/27 5,316,148
1,000,000 Oklahoma County Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Harrah Public Schools Project,
Series 2024
5.000 09/01/28 1,056,343
590,000 Oklahoma County Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Jones Public Schools Project,
Series 2020
4.000 09/01/26 594,192
1,000,000 Oklahoma County Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Jones Public Schools Project,
Series 2020
4.000 09/01/27 1,015,736
1,195,000 Oklahoma County Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Jones Public Schools Project,
Series 2020
4.000 09/01/28 1,212,386
1,000,000 Oklahoma County Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Jones Public Schools Project,
Series 2020
4.000 09/01/29 1,018,351
1,000,000 Oklahoma County Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Jones Public Schools Project,
Series 2020
4.000 09/01/30 1,019,223
1,000,000 Oklahoma County Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Jones Public Schools Project,
Series 2020
4.000 09/01/31 1,038,622
1,000,000 Oklahoma County Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Jones Public Schools Project,
Series 2020
4.000 09/01/32 1,033,267
3,650,000 Oklahoma County Independent School District 1 Putnam City,
Oklahoma, General Obligation Bonds, Combined Purpose Series
2024
3.250 04/01/26 3,647,416
13,000,000 Oklahoma County Independent School District 12 Edmond,
General Obligation Bonds, Combined Purpose Series 2022
2.000 03/01/25 12,958,874
2,520,000 Oklahoma County Independent School District 12 Edmond,
General Obligation Bonds, Combined Purpose Series 2024
4.000 03/01/26 2,545,588
5,000,000 Oklahoma County Independent School District 89 Oklahoma
City, Oklahoma, General Obligation Bonds, Combined Purpose
Series 2023A
3.000 07/01/26 4,993,701

Portfolio of Investments December 31, 2024
(continued)
Limited Term Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OKLAHOMA (continued)
$ 4,850,000 Oklahoma County Independent School District 89 Oklahoma
City, Oklahoma, General Obligation Bonds, Combined Purpose
Series 2024A
1.250% 07/01/26 $ 4,720,634
6,850,000 (c) Oklahoma County Independent School District 89, Oklahoma
City, Oklahoma, General Obligation Bonds, Combined Purpose
Series 2025A
1.000 07/01/27 6,442,461
5,000,000 Oklahoma County, Oklahoma, General Obligation Bonds,
Limited Tax Series 2023
4.000 05/01/25 5,013,953
1,895,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5.000 08/15/25 1,893,319
1,900,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5.000 08/15/26 1,927,118
3,175,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5.000 08/15/27 3,255,718
1,400,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5.00 0 08/15/28 1,448,068
350,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5.000 08/15/29 361,220
365,000 Oklahoma Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Homeownership Loan Program, Series 2020A
2.650 09/01/35 311,672
7,500,000 Oklahoma Industries Authority, Educational Facilities Lease
Revenue Bonds, Oklahoma City Public Schools Project Series
2024
5.000 04/01/27 7,807,663
1,600,000 Payne County Economic Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Stillwater Public
Schools Project, Series 2024 - BAM Insured
5.000 09/01/25 1,616,791
2,000,000 Payne County Economic Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Stillwater Public
Schools Project, Series 2024 - BAM Insured
5.000 09/01/26 2,055,041
250,000 Pittsburg County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, McAlester Public
Schools Project, Series 2021
4.000 12/01/28 254,472
390,000 Pittsburg County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, McAlester Public
Schools Project, Series 2021
4.000 12/01/29 398,326
350,000 Pittsburg County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, McAlester Public
Schools Project, Series 2021
4.000 12/01/30 358,639
255,000 Pittsburg County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, McAlester Public
Schools Project, Series 2021
4.000 12/01/31 262,041
380,000 Pittsburg County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, McAlester Public
Schools Project, Series 2021
4.000 12/01/32 392,908
545,000 Pontotoc County Educational Facilities Authority, Oklahoma,
Facilities Lease Revenue Bonds, Ada Public Schools Project,
Series 2021
4.000 09/01/26 549,311
1,290,000 Pontotoc County Educational Facilities Authority, Oklahoma,
Facilities Lease Revenue Bonds, Ada Public Schools Project,
Series 2021
4.000 09/01/28 1,310,543
725,000 Rogers County Industrial Development Authority, Oklahoma,
Capital Improvement Revenue Bonds, Refunding Series 2017
4.000 04/01/25 725,932
770,000 Rogers County Industrial Development Authority, Oklahoma,
Capital Improvement Revenue Bonds, Refunding Series 2017
4.000 04/01/26 771,362
715,000 Rogers County Industrial Development Authority, Oklahoma,
Capital Improvement Revenue Bonds, Refunding Series 2017
4.000 04/01/27 716,188
400,000 Sand Springs Municipal Authority, Oklahoma, Utility System
Revenue Bonds, Refunding Series 2020
3 .000 11/01/31 384,046
500,000 Sand Springs Municipal Authority, Oklahoma, Utility System
Revenue Bonds, Refunding Series 2020
3.000 11/01/32 471,633
530,000 Sand Springs Municipal Authority, Oklahoma, Utility System
Revenue Bonds, Refunding Series 2020
3.000 11/01/33 495,505

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OKLAHOMA (continued)
$ 1,990,000 Stephens County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Marlow Public
Schools Project, Series 2022
5.000% 09/01/34 $ 2,147,730
1,075,000 Stephens County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Marlow Public
Schools Project, Series 2022
5.000 09/01/35 1,154,455
1,110,000 Texas County Development Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Guymon Public Schools Project,
Series 2018
5.000 12/01/25 1,126,364
5,020,000 Tulsa County Independent School District 001 Tulsa, Oklahoma,
General Obligation Bonds, Combined Purpose Series 2023A
3.000 03/01/25 5,015,376
3,625,000 Tulsa County Independent School District 001 Tulsa, Oklahoma,
General Obligation Bonds, Combined Purpose Series 2023A
1.000 03/01/26 3,534,887
8,750,000 Tulsa County Independent School District 001 Tulsa, Oklahoma,
General Obligation Bonds, Combined Purpose Series 2024A
0.050 04/01/26 8,381,043
10,000,000 Tulsa County Independent School District 4, Tulsa County,
Oklahoma, Combined Purpose Bixby Series 2024
4.000 07/01/26 10,081,514
8,480,000 Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Broken Arrow Public Schools
Project, Series 2019A
5.000 09/01/27 8,902,789
10,730,000 Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Broken Arrow Public Schools
Project, Series 2019A
5.000 09/01/28 11,426,054
1,380,000 Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Glenpool Public Schools Project,
Series 2017A
5.000 09/01/25 1,394,755
12,800,000 Tulsa, Oklahoma, General Obligation Bonds, Series 2021 0.500 11/01/25 12,362,994
1,450,000 Wagoner County School Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Wagoner Public
Schools Project, Series 2019
4.000 09/01/27 1,469,490
300,000 Wagoner County School Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Wagoner Public
Schools Project, Series 2019
4.000 09/01/28 304,984
710,000 Washington County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Caney Valley Public
Schools Project, Series 2021
3.000 09/01/25 707,156
530,000 Washington County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Caney Valley Public
Schools Project, Series 2021
3.000 09/01/27 518,898
490,000 Washington County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Caney Valley Public
Schools Project, Series 2021
3.000 09/01/29 466,805
1,250,000 Washington County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Caney Valley Public
Schools Project, Series 2021
3.000 09/01/31 1,162,388
1,325,000 Weatherford Industrial Trust Educational, Oklahoma, Facilities
Lease Revenue Bonds, Weatherford Public Schools Project, Series
2019
5.000 03/01/25 1,327,902
1,760,000 Weatherford Industrial Trust Educational, Oklahoma, Facilities
Lease Revenue Bonds, Weatherford Public Schools Project, Series
2019
5.000 03/01/27 1,815,377
TOTAL OKLAHOMA 257,834,420
OREGON - 0.9%
1,305,000 Benton and Linn Counties District School District 509J Corvallis,
Oregon, General Obligation Bonds, Series 2018A
5.000 06/15/25 1,316,769
1,085,000 Benton and Linn Counties District School District 509J Corvallis,
Oregon, General Obligation Bonds, Series 2018A
5.000 06/15/26 1,116,858
1,000,000 Benton and Linn Counties District School District 509J Corvallis,
Oregon, General Obligation Bonds, Series 2018A
5.000 06/15/27 1,050,087
2,390,000 Clackamas County School District 12, North Clackamas, Oregon,
General Obligation Bonds, Series 2017B
5.000 06/15/27 2,506,812
2,070,000 Clackamas County School District 12, North Clackamas, Oregon,
General Obligation Bonds, Series 2017B
5.000 06/15/28 2,171,943

Portfolio of Investments December 31, 2024
(continued)
Limited Term Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OREGON (continued)
$ 1,720,000 Multnomah County Hospital Facilities Authority, Oregon,
Revenue Bonds, Adventist Health System/West, Refunding
Variable Rate Series 2019, (Mandatory Put 3/01/25)
5.000% 03/01/40 $ 1,720,878
1,200,000 Oregon Department of Transportation, Revenue Bonds, Grant
Anticipation, Social 2024
5.000 05/15/27 1,258,060
11,585,000 Oregon Health and Science University, Revenue Bonds,
Exchange Series 2021C, (Mandatory Put 2/01/29)
4.000 07/01/42 11,816,305
7,525,000 Oregon Housing and Community Services Department, Single
Family Mortgage Program Revenue Bonds, Series 2021A
2.050 07/01/36 5,856,958
8,000,000 (b) Port of Morrow, Morrow County Oregon, Full Faith and Credit
Obligations, Series 2024A
5.150 10/01/26 7,897,453
2,500,000 Portland, Oregon, Water System Revenue Bonds, Refunding
Second Lien Series 2024A
5.000 05/01/27 2,618,978
2,750,000 Portland, Oregon, Water System Revenue Bonds, Refunding
Second Lien Series 2024A
5.000 05/01/28 2,937,790
TOTAL OREGON 42,268,891
PENNSYLVANIA - 3.9%
5,410,000 Allegheny County Airport Authority, Pennsylvania, Airport
Revenue Bonds, Pittsburgh International Airport, Series 2021A,
(AMT)
5.000 01/01/26 5,478,517
2,730,000 Allegheny County Hospital Development Authority, Pennsylvania,
Revenue Bonds, Allegheny Health Network Obligated Group
Issue, Series 2018A
5.000 04/01/25 2,738,919
2,055,000 Allegheny County Hospital Development Authority, Pennsylvania,
Revenue Bonds, Allegheny Health Network Obligated Group
Issue, Series 2018A
5.000 04/01/26 2,094,317
4,435,000 Allegheny County Hospital Development Authority, Pennsylvania,
Revenue Bonds, Allegheny Health Network Obligated Group
Issue, Series 2018A
5.000 04/01/27 4,592,494
1,513,000 Berks County Municipal Authority, Pennsylvania, Revenue Bonds,
Tower Health Project, Series 2024A-2
6.000 06/30/34 1,619,788
20,283,000 Berks County Municipal Authority, Pennsylvania, Revenue Bonds,
Tower Health Project, Series 2024A-3
5.000 06/30/39 19,576,079
10,137,000 (d) Berks County Municipal Authority, Pennsylvania, Revenue Bonds,
Tower Health Project, Series 2024B-1
0.000 06/30/44 7,143,822
3,175,000 Berks County Municipal Authority, Pennsylvania, Revenue Bonds,
Tower Health Project, Taxable Series 2024A-1
8 .000 06/30/34 3,224,460
1,000,000 Capital Region Water, Pennsylvania, Water Revenue Bonds,
Series 2018
5.000 07/15/25 1,009,102
3,775,000 Clarion County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Pennsylvania-American Water Company Project,
Refunding Series 2019, (AMT), (Mandatory Put 12/03/29)
2.450 12/01/39 3,387,451
1,525,000 Commonwealth Financing Authority, Pennsylvania, State
Appropriation Lease Bonds, Master Settlement, Series 2018 -
AGM Insured
4.000 06/01/39 1,519,938
390,000 Lehigh County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Bonds, Pennsylvania Power and Light
Company, Series 2016A
3.000 09/01/29 387,999
7,200,000 Lehigh County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Bonds, Pennsylvania Power and Light
Company, Series 2016B
2.625 02/15/27 7,090,513
4,565,000 Lower Merion School District, Montgomery County, Pennsylvania,
General Obligation Bonds, Series 2019
4.000 11/15/30 4,700,658
8,065,000 Luzerne County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Pennsylvania-American Water Company Project,
Refunding Series 2019, (AMT), (Mandatory Put 12/03/29)
2.450 12/01/39 7,246,266
8,400,000 Montgomery County Industrial Development Authority,
Pennsylvania, Facilities Revenue Bonds, Constellation Energy
Generation LLC Project, Refunding Series 2023A, (Mandatory Put
4/03/28)
4.100 10/01/53 8,553,313

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 504,166 (e) Northampton County Industrial Development Authority,
Pennsylvania, Recovery Revenue Bonds, Northampton
Generating Project, Senior Lien Series 2013A0 & AE2
2.200% 06/30/27 $ 221,833
277,700 (e) Northampton County Industrial Development Authority,
Pennsylvania, Recovery Revenue Bonds, Northampton
Generating Project, Senior Lien Taxable Series 2013B, (cash
5.000%, PIK 5.000%)
0.900 06/30/27 49,986
15,000,000 Pennsylvania Economic Development Financing Authority, Solid
Waste Disposal Revenue Bonds, Waste Management Inc., Project,
Refunding Series 2021B, (AMT), (Mandatory Put 11/02/26)
1.100 06/01/31 14,205,198
3,750,000 Pennsylvania Economic Development Financing Authority, Solid
Waste Disposal Revenue Bonds, Waste Management Inc., Project,
Series 2009, (Mandatory Put 12/01/26)
0.950 12/01/33 3,559,120
2,620,000 Pennsylvania Economic Development Financing Authority, Solid
Waste Disposal Revenue Bonds, Waste Management Inc., Project,
Series 2013, (AMT), (Mandatory Put 2/03/25)
4.250 08/01/45 2,620,366
3,750,000 Pennsylvania Economic Development Financing Authority, Solid
Waste Disposal Revenue Bonds, Waste Management Inc., Project,
Series 2017A, (AMT), (Mandatory Put 8/01/25)
4.250 08/01/37 3,749,886
1,270,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2017-122
3.250 10/01/28 1,252,490
2,270,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2017-123B
3.450 10/01/32 2,222,767
6,085,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2017-124B
3.200 10/01/32 5,831,616
3,390,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2017-125A, (AMT)
3.000 04/01/27 3,312,434
3,345,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2017-125A, (AMT)
3.050 10/01/27 3,258,364
8,730,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2017-125A, (AMT)
3.400 10/01/32 8,194,762
1,035,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2019-128A, (AMT)
3.650 10/01/32 985,132
2,555,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2019-129
2.950 10/01/34 2,290,610
7,070,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2019-130A
2.500 10/01/34 6,002,440
4,850,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2020-132A
2.300 10/01/35 3,953,434
10,010,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2021-137
2.250 10/01/36 7,987,361
3,620,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2024-145A
3.950 04/01/35 3,572,152
9,000,000 Pennsylvania State, General Obligation Bonds, First Refunding
Series 2023
5.000 09/01/27 9,491,256
5,000,000 Pennsylvania State, General Obligation Bonds, First Series 2024 5.000 08/15/30 5,521,508
4,420,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Refunding Subordinate Second Series 2016B-2
5.000 06/01/29 4,521,893
1,000,000 Philadelphia Authority for Industrial Development, Pennsylvania,
Revenue Bonds, Saint Joseph?s University Project, Refunding
Series 2020C. Forward Delivery
5.000 11/01/27 1,034,510
1,000,000 Philadelphia Authority for Industrial Development, Pennsylvania,
Revenue Bonds, Saint Josephs University Project, Refunding
Series 2020C. Forward Delivery
5.000 11/01/25 1,012,728
850,000 Philadelphia Authority for Industrial Development, Pennsylvania,
Revenue Bonds, Saint Josephs University Project, Refunding
Series 2020C. Forward Delivery
5.000 11/01/26 869,623
1,000,000 Philadelphia Authority for Industrial Development, Pennsylvania,
Revenue Bonds, Saint Josephs University Project, Refunding
Series 2020C. Forward Delivery
5.000 11/01/28 1,045,447
1,000,000 Philadelphia Authority for Industrial Development, Pennsylvania,
Revenue Bonds, Saint Josephs University Project, Refunding
Series 2020C. Forward Delivery
5.000 11/01/29 1,055,563

Portfolio of Investments December 31, 2024
(continued)
Limited Term Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 10,400,000 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding
Series 2020C, (AMT)
5.000% 07/01/25 $ 10,476,861
750,000 Scranton-Lackawanna Health and Welfare Authority,
Pennsylvania, University Revenue Bonds, Marywood University,
Series 2016
3.375 06/01/26 726,507
2,550,000 Washington County Industrial Development Authority,
Pennsylvania, College Revenue Bonds, AICUP Financing
Program-Washington and Jefferson College Project, Series
2017-PP5
5.000 11/01/25 2,570,140
1,150,000 Westmoreland County Industrial Development Authority,
Pennsylvania, Revenue Bonds, Excela Health Project, Series
2020A
4.000 07/01/25 1,149,284
1,200,000 Westmoreland County Industrial Development Authority,
Pennsylvania, Revenue Bonds, Excela Health Project, Series
2020A
5.000 07/01/27 1,230,568
TOTAL PENNSYLVANIA 194,339,475
PUERTO RICO - 3.5%
4,600,000 (b) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Forward Delivery Series 2022A
5.000 07/01/25 4,617,294
2,500,000 (b) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Forward Delivery Series 2022A
5.000 07/01/33 2,612,349
2,500,000 (b) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A
5.000 07/01/25 2,514,298
3,700,000 (b) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A
5.000 07/01/30 3,854,244
2,500,000 (b) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A
5.000 07/01/35 2,577,746
325,000 (b) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021A
5.000 07/01/25 326,222
935,000 (b) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B
5.000 07/01/33 975,988
3,880,000 (a) Puerto Rico Industrial, Tourist, Educational, Medical and
Environmental Control Facilities Financing Authority, Hospital
Revenue Bonds, Hospital de la Concepcion, Series 2017A, (Pre-
refunded 11/15/26)
3.550 11/15/30 3,895,287
34,261,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0.000 07/01/27 31,031,342
37,511,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0.000 07/01/29 31,514,525
30,162,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0.000 07/01/31 23,227,578
10,669,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0.000 07/01/33 7,531,001
636,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
4.500 07/01/34 637,211
105,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0.000 07/01/46 33,960
5,927,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4.329 07/01/40 5,853,606
213,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4.329 07/01/40 210,833
20,288,136 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5.375 07/01/25 20,408,416
14,191,053 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5.625 07/01/27 14,711,940
13,528,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5.625 07/01/29 14,418,362
1,632,601 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5.750 07/01/31 1,786,688
1,496,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
0.000 07/01/33 1,013,939
842,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4.000 07/01/33 829,983

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PUERTO RICO (continued)
$ 634,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4.000% 07/01/35 $ 618,711
TOTAL PUERTO RICO 175,201,523
RHODE ISLAND - 0.7%
310,000 Rhode Island Health and Educational Building Corporation,
Public Schools Financing Program Revenue Bonds, City of
Providence, Series 2021D - BAM Insured
5.000 05/15/25 312,015
3,440,000 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, 2019 Series 70
2.800 10/01/34 3,046,190
14,005,000 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, 2021 Series 75A
2.050 10/01/36 10,839,330
9,795,000 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, 2022 Series 76A
2.350 10/01/36 7,744,558
2,595,000 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bonds, Series 73-A
2 .100 10/01/35 2,041,847
5,000,000 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bonds, Series 74
2.125 10/01/36 3,914,765
1,230,000 Rhode Island Housing and Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, Series 2020-72A
2.300 10/01/35 990,716
3,750,000 Rhode Island Tobacco Settlement Financing Corporation,
Tobacco Settlement Asset-Backed Bonds, Series 2015B
4.500 06/01/45 3,752,948
TOTAL RHODE ISLAND 32,642,369
SOUTH CAROLINA - 0.6%
455,000 Lexington County Health Services District, Inc., South Carolina,
Hospital Revenue Bonds, Refunding Series 2017
5.000 11/01/26 469,090
6,000,000 Patriots Energy Group Financing Agency, South Carolina, Gas
Supply Revenue Bonds, Series 2023A-1, (Mandatory Put 8/01/31)
5.250 10/01/54 6,463,381
1,140,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2019B
2.650 07/01/34 995,794
2,830,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2020B
2.000 07/01/35 2,237,954
6,105,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2021A
1.850 07/01/36 4,525,502
585,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2023A
4.450 07/01/38 596,171
3,000,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2024B
4.000 07/01/39 2,948,029
10,990,000 South Carolina Jobs-Economic Development Authority, Revenue
Bonds, International Paper Company Project, Refunding
Environmental Improvement Series 2023A, (AMT), (Mandatory
Put 4/01/26)
4.000 04/01/33 11,039,990
TOTAL SOUTH CAROLINA 29,275,911
SOUTH DAKOTA - 0.3%
3,060,000 South Dakota Housing Development Authority, Homeownership
Mortgage Revenue Bonds, Series 2021A
1.900 11/01/36 2,308,690
5,000,000 South Dakota Housing Development Authority, Homeownership
Mortgage Revenue Bonds, Series 2021B
1.850 11/01/36 3,674,507
7,310,000 South Dakota Housing Development Authority, Homeownership
Mortgage Revenue Bonds, Series 2022B
2.300 11/01/37 5,815,601
1,165,000 South Dakota Housing Development Authority, Homeownership
Mortgage Revenue Bonds, Series 2022C
4.125 11/01/37 1,157,181
2,275,000 South Dakota Housing Development Authority, Homeownership
Mortgage Revenue Bonds, Series 2024C
4.000 11/01/37 2,178,689
TOTAL SOUTH DAKOTA 15,134,668

Portfolio of Investments December 31, 2024
(continued)
Limited Term Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TENNESSEE - 0.8%
$ 3,650,000 Hamilton County, Tennessee, General Obligation Bonds,
Refunding Series 2024B
5.000% 05/01/30 $ 4,034,020
2,335,000 Knox County Health, Educational and Housing Facility Board,
Tennessee, Hospital Revenue Bonds, East Tennessee Children's
Hospital, Series 2019
5.000 11/15/32 2,467,751
2,810,000 Knox County Health, Educational and Housing Facility Board,
Tennessee, Hospital Revenue Bonds, East Tennessee Children's
Hospital, Series 2019
5.000 11/15/33 2,958,570
795,000 Metropolitan Nashville Airport Authority, Tennessee, Airport
Improvement Revenue Bonds, Series 2022B, (AMT)
5.000 07/01/26 813,220
700,000 Metropolitan Nashville Airport Authority, Tennessee, Airport
Improvement Revenue Bonds, Series 2022B, (AMT)
5.000 07/01/27 723,727
1,030,000 Metropolitan Nashville Airport Authority, Tennessee, Airport
Improvement Revenue Bonds, Series 2022B, (AMT)
5.000 07/01/28 1,078,069
10,800,000 Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series
2021A, (Mandatory Put 9/01/28)
4.000 12/01/51 10,818,712
1,640,000 Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series
2022A, (Mandatory Put 12/01/30)
5.500 10/01/53 1,752,063
840,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2015-1C
3.850 07/01/32 840,086
2,890,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2019-1
3.400 07/01/34 2,770,710
3,050,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2019-2
2.800 07/01/34 2,711,860
610,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2020-3A
2.100 07/01/35 489,201
1,835,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2021-1
2.050 07/01/36 1,429,865
2,285,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2021-2
2.000 07/01/37 1,721,205
3,345,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2021-3
2.050 07/01/36 2,603,525
900,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2022-2
4.050 07/01/37 886,854
1,665,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2024-3C, (Mandatory Put 10/01/25)
3.500 01/01/56 1,663,990
2,130,000 The Tennessee Energy Acquisition Corporation, Gas Project
Revenue Bonds, Series 2018, (Mandatory Put 11/01/25)
4.000 11/01/49 2,135,552
TOTAL TENNESSEE 41,898,980
TEXAS - 6.3%
1,445,000 Arlington, Texas, Water and Wastewater System Revenue Bonds,
Refunding Improvement  Series 2024
5.000 06/01/26 1,486,237
1,660,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding First Tier Series 2017A
5.000 01/01/26 1,666,163
1,290,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding First Tier Series 2017A
5.000 01/01/27 1,300,988
1,920,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding First Tier Series 2017A
5.000 01/01/29 1,936,033
2,295,000 Austin, Texas, General Obligation Bonds, Refunding & Public
Improvement Series 2023
5.000 09/01/26 2,370,601
2,280,000 Austin, Texas, General Obligation Bonds, Refunding & Public
Improvement Series 2023
5.000 09/01/27 2,403,251
1,000,000 Austin, Texas, Water and Wastewater System Revenue Bonds,
Refunding Forward Delivery Series 2023
5.000 11/15/26 1,036,463
12,000,000 Board of Regents of the University of Texas System, Revenue
Financing System Bonds, Series 2024B
5 .000 08/15/29 13,061,321
10,055,000 Central Texas Regional Mobility Authority, Revenue Bonds,
Anticipation Notes Subordinate Lien Series 2021C
5.000 01/01/27 10,203,623
6,430,000 Dallas Fort Worth International Airport, Texas, Joint Revenue
Bonds Refunding Series 2023C, (AMT)
5.000 11/01/26 6,594,510
6,810,000 Dallas Fort Worth International Airport, Texas, Joint Revenue
Bonds Refunding Series 2023C, (AMT)
5.000 11/01/27 7,071,010

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 6,060,000 Dallas, Texas, General Obligation Bonds, Refunding and
Improvement Series 2024B
5.000% 02/15/27 $ 6,309,872
3,525,000 Fort Bend County, Texas, General Obligation Bonds, Tax Road
Series 2024
5.000 03/01/28 3,741,343
9,570,000 Grand Prairie Independent School District, Dallas County, Texas,
General Obligation Bonds, Refunding Series 2015
4.000 02/15/32 9,573,247
5,180,000 Harris County Cultural Education Facilities Finance Corporation,
Texas, Hospital Revenue Bonds, Memorial Hermann Health
System, Refunding Series 2020C-3, (Mandatory Put 12/01/26)
5.000 06/01/32 5,336,526
10,085,000 Harris County Cultural Education Facilities Finance Corporation,
Texas, Hospital Revenue Bonds, Memorial Hermann Health
System, Series 2019B-3, (Mandatory Put 12/01/26)
5.000 07/01/49 10,389,741
3,240,000 Harris County Cultural Education Facilities Finance Corporation,
Texas, Hospital Revenue Bonds, Memorial Hermann Health
System, Series 2022B, (Mandatory Put 12/01/28)
5.000 06/01/50 3,427,189
8,275,000 Harris County Cultural Education Facilities Finance Corporation,
Texas, Hospital Revenue Bonds, Memorial Hermann Health
System, Series 2024C, (Mandatory Put 7/01/29)
5.000 07/01/54 8,840,804
2,540,000 Harris County, Texas, Road Revenue Bonds, Refunding, Series
2024A
5.000 09/15/27 2,679,960
2,500,000 Harris County, Texas, Road Revenue Bonds, Refunding, Series
2024A
5.000 09/15/28 2,680,920
1,705,000 Harris County, Texas, Toll Road Revenue Bonds, Refunding First
Lien Series 2024A
5.000 08/15/26 1,759,621
2,510,000 Harris County, Texas, Toll Road Revenue Bonds, Refunding First
Lien Series 2024A
5.000 08/15/27 2,637,627
3,785,000 Houston Higher Education Finance Corporation, Texas, Revenue
Bonds, Rice University, Series 2024
5.000 05/15/34 4,347,169
5,730,000 Houston, Texas, Airport System Special Facilities Revenue Bonds,
United Airlines, Inc. Terminal Improvements Project, Series
2024B, (AMT)
5.250 07/15/33 6,002,747
3,000,000 Houston, Texas, Combined Utility System Revenue Bonds,
Combined First Lien Series 2024A
5.000 11/15/26 3,111,609
2,165,000 Houston, Texas, General Obligation Bonds, Public Improvement
and Refunding Series 2024B
5.000 03/01/26 2,215,528
8,840,000 Houston, Texas, General Obligation Bonds, Refunding Public
Improvement Series 2016A
5.000 03/01/27 9,014,481
3,125,000 Irving Independent School District, Dallas County, Texas, General
Obligation Bonds, School Building Series 2023
5.000 02/15/36 3,474,356
3,275,000 Irving Independent School District, Dallas County, Texas, General
Obligation Bonds, School Building Series 2023
5.000 02/15/37 3,622,989
5,055,000 Irving, Dallas County, Texas, General Obligation Bonds, Series
2024
5.000 09/15/28 5,420,820
6,055,000 Irving, Dallas County, Texas, General Obligation Bonds, Series
2024
5.000 09/15/29 6,599,099
1,300,000 Lower Colorado River Authority, Texas, Revenue Bonds,
Refunding Series 2023A
5.000 05/15/26 1,332,005
7,250,000 Matagorda County Navigation District 1, Texas, Pollution Control
Revenue Bonds, Central Power & Light Company Project,
Refunding Series 1996, (AMT)
4.250 05/01/30 7,399,696
2,175,000 (b) Mission Economic Development Corporation, Texas, Revenue
Bonds, Natgasoline Project, Senior Lien Series 2018, (AMT)
4.625 10/01/31 2,168,001
3,750,000 Mission Economic Development Corporation, Texas, Solid Waste
Disposal Revenue Bonds, Waste Management Inc. Project, Series
2023A, (AMT), (Mandatory Put 7/01/27)
4.250 06/01/48 3,761,757
3,570,000 North Texas Tollway Authority, System Revenue Bonds, Refunding
First Tier Series 2023A
5.000 01/01/27 3,704,672
6,000,000 North Texas Tollway Authority, System Revenue Bonds, Refunding
First Tier Series 2024A
5.000 01/01/29 6,426,008
3,200,000 North Texas Tollway Authority, System Revenue Bonds, Refunding
First Tier, Series 2017A
5.000 01/01/27 3,251,391
5,000,000 Pasadena Independent School District, Harris County, Texas,
General Obligation Bonds, School Building Series 2015A
4.000 02/15/32 4,999,960

Portfolio of Investments December 31, 2024
(continued)
Limited Term Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 7,000,000 Red River Education Finance Corporation, Texas, Higher
Education Revenue Bonds, Texas Christian University Project,
Refunding & Improvement Series 2024
5.000% 03/15/35 $ 8,025,827
1,750,000 San Antonio, Texas, Combination Tax and Revenue Certificates of
Obligation, Series 2024
5.000 02/01/30 1,912,486
1,750,000 San Antonio, Texas, Combination Tax and Revenue Certificates of
Obligation, Taxable Series 2024
5.000 02/01/32 1,964,369
8,940,000 Tarrant County Cultural Education Facilities Finance Corporation,
Texas, Hospital Revenue Bonds, Scott & White Healthcare Project,
Series 2022E, (Mandatory Put 5/15/26)
5.000 11/15/52 9,118,854
2,475,000 Texas Department of Housing and Community Affairs, Residential
Mortgage Revenue Bonds, Series 2019A
3.500 07/01/34 2,387,396
4,830,000 Texas Department of Housing and Community Affairs, Residential
Mortgage Revenue Bonds, Series 2024C
4.100 01/01/39 4,774,067
3,405,000 Texas Department of Housing and Community Affairs, Single
Family Mortgage Revenue Bonds, Series 2021A
1.850 09/01/36 2,513,125
6,000,000 Texas Municipal Gas Acquisition and Supply Corporation IV, Gas
Supply Revenue Bonds, Series 2023A, (Mandatory Put 1/01/30)
5.500 01/01/54 6,389,648
15,000,000 Texas Municipal Gas Acquisition and Supply Corporation IV, Gas
Supply Revenue Bonds, Series 2023B, (Mandatory Put 1/01/34)
5.500 01/01/54 16,526,558
6,665,000 Texas Municipal Gas Acquisition and Supply Corporation V,
Texas, Gas Supply Revenue Bonds, Series 2024, (Mandatory Put
1/01/34)
5.000 01/01/55 7,096,080
2,000,000 Texas Private Activity Bond Surface Transpiration Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Refunding Series 2023, (AMT)
5.000 12/31/33 2,133,859
2,900,000 Texas Private Activity Bond Surface Transpiration Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Refunding Series 2023, (AMT)
5.000 06/30/34 3,092,569
3,025,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635
Managed Lanes Project, Refunding  Series 2020A
4.000 12/31/30 3,080,871
4,005,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635
Managed Lanes Project, Refunding  Series 2020A
4.000 06/30/31 4,053,713
5,000,000 Texas State University System, Financing Revenue Bonds,
Refunding Series 2024
5.000 03/15/26 5,114,724
3,130,000 Texas State University System, Financing Revenue Bonds,
Refunding Series 2024
5.000 03/15/27 3,266,089
7,500,000 Texas State, General Obligation Bonds, Texas Transportation
Commission, Mobility Fund Refunding Series 2024
5.000 10/01/31 8,399,991
13,330,000 Texas State, General Obligation Bonds, Transportation
Commission Mobility Fund, Refunding Series 2015A
5.000 10/01/32 13,492,774
10,000,000 Texas State, General Obligation Bonds, Transportation
Commission Mobility Fund, Refunding Series 2015B
5 .000 10/01/36 10,105,829
5,315,000 Texas Transportation Commission, Central Texas Turnpike System
Revenue Bonds, Refunding Second Tier Series 2024C
5.000 08/15/31 5,866,208
4,000,000 Texas Transportation Commission, General Obligation Bonds,
Highway Improvement Refunding Series 2024
5.000 04/01/26 4,097,744
4,355,000 Texas Transportation Commission, General Obligation Bonds,
Highway Improvement Refunding Series 2024
5.000 04/01/28 4,635,717
TOTAL TEXAS 311,407,836
UTAH - 0.5%
2,750,000 Intermountain Power Agency, Utah, Power Supply Revenue
Bonds, Series 2022A
5.000 07/01/27 2,886,850
1,100,000 Salt Lake City, Utah, Airport Revenue Bonds, International Airport
Series 2023A, (AMT)
5.000 07/01/26 1,121,982
1,200,000 Salt Lake City, Utah, Airport Revenue Bonds, International Airport
Series 2023A, (AMT)
5.000 07/01/27 1,238,935
1,100,000 Salt Lake City, Utah, Airport Revenue Bonds, International Airport
Series 2023A, (AMT)
5.000 07/01/28 1,147,291
1,635,000 Salt Lake City, Utah, Airport Revenue Bonds, International Airport
Series 2023A, (AMT)
5.000 07/01/29 1,722,608

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTAH (continued)
$ 1,470,000 Salt Lake City, Utah, Airport Revenue Bonds, International Airport
Series 2023A, (AMT)
5.000% 07/01/30 $ 1,560,588
5,115,000 Utah County, Utah, Hospital Revenue Bonds, IHC Health Services
Inc., Series 2020B-2, (Mandatory Put 8/01/26)
5.000 05/15/60 5,225,407
3,605,000 Utah Housing Corporation, Single Family Mortgage Bonds,
Series 2024E
4.050 07/01/39 3,555,054
700,000 Utah Telecommunication Open Infrastructure Agency, Utah,
Revenue Bonds, Refunding Sales Tax and Telecommunication
Series 2022
5.000 06/01/26 716,063
1,500,000 Utah Transit Authority, Sales Tax Revenue Bonds, Refunding
Series 2024
5.000 06/15/30 1,657,905
1,125,000 Utah Transit Authority, Sales Tax Revenue Bonds, Refunding
Series 2024
5.000 06/15/31 1,261,697
1,375,000 Utah Transit Authority, Sales Tax Revenue Bonds, Refunding
Series 2024
5.000 06/15/32 1,556,673
3,190,000 Utah Transit Authority, Sales Tax Revenue Bonds, Refunding
Subordinate Series 2024
5.000 06/15/30 3,508,913
TOTAL UTAH 27,159,966
VERMONT - 0.1%
1,155,000 Vermont Housing Finance Agency, Multiple Purpose Bonds,
Series 2021A
2.200 11/01/36 913,125
2,875,000 Vermont Housing Finance Agency, Multiple Purpose Bonds,
Social Series 2024C
4.125 11/01/39 2,848,006
TOTAL VERMONT 3,761,131
VIRGINIA - 1.2%
2,700,000 Alexandria Redevelopment and Housing Authority, Virginia,
Multifamily Housing Revenue Bonds, 431 S Columbus St Block 4,
Series 2024A, (Mandatory Put 12/01/25)
3.400 12/01/54 2,691,363
4,525,000 Charles City County Industrial Development Authority,
Virginia, Solid Waste Disposal Facility Revenue Bonds, Waste
Management, Inc., Series 2002, (AMT)
1.450 04/01/27 4,265,336
1,500,000 Halifax County Industrial Development Authority, Virginia,
Recovery Zone Facility Revenue Bonds, Virginia Electric & Power
Company Project, Series 2010A, (Mandatory Put 5/28/27)
3.800 12/01/41 1,517,833
5,265,000 Hampton Roads Transportation Accountability Commission,
Virginia, Revenue Bonds, Hampton Roads Transportation Fund,
Intermediate Lien Bond Anticipation Notes Series 2023A
5.000 07/01/27 5,529,602
7,530,000 Loudoun County, Virginia, General Obligation Bonds, Public
Improvement Series 2019A
5.000 12/01/26 7,834,277
5,350,000 Loudoun County, Virginia, General Obligation Bonds, Public
Improvement Series 2023A
5.000 12/01/35 6,044,344
1,800,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2023E-3
4.000 10/01/39 1,768,021
2,720,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2023E-4
4.100 07/01/40 2,639,317
1,300,000 Virginia Housing Development Authority, Rental Housing Bonds,
Series 2024H
3.625 06/01/29 1,291,564
25,095,000 Wise County Industrial Development Authority, Virginia, Solid
Waste and Sewage Disposal Revenue Bonds, Virginia Electric
and Power Company, Series 2009A, (Mandatory Put 9/02/25)
0.750 10/01/40 24,362,668
TOTAL VIRGINIA 57,944,325
WASHINGTON - 1.5%
3,730,000 Port of Seattle, Washington, Revenue Bonds, Refunding First Lien
Series 2016B, (AMT)
5.000 10/01/28 3,797,699
6,500,000 Port of Seattle, Washington, Revenue Bonds, Refunding
Intermediate Lien Series 2024B, (AMT)
5.000 07/01/27 6,720,320
3,750,000 Port of Seattle, Washington, Revenue Bonds, Refunding
Intermediate Lien Series 2024B, (AMT)
5.000 07/01/28 3,925,010
4,275,000 Port of Seattle, Washington, Revenue Bonds, Refunding
Intermediate Lien Series 2024B, (AMT)
5.000 07/01/31 4,587,878
14,635,000 Seattle, Washington, Municipal Light and Power Revenue Bonds,
Refunding & Improvement Series 2022
5.000 07/01/25 14,780,005

Portfolio of Investments December 31, 2024
(continued)
Limited Term Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WASHINGTON (continued)
$ 3,410,000 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019B-2, (Mandatory Put 8/01/25)
5.000% 08/01/49 $ 3,417,994
1,310,000 (a) Washington Health Care Facilities Authority, Revenue Bonds,
Fred Hutchinson Cancer Research Center, Series 2015, (ETM)
5.000 01/01/25 1,310,000
6,145,000 Washington Health Care Facilities Authority, Revenue Bonds,
MultiCare Health System, Series 2015B
5.000 08/15/27 6,194,611
1,625,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Saint Joseph Health, Series 2018B
5.000 10/01/25 1,641,552
2,910,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Saint Joseph Health, Series 2018B
5.000 10/01/26 2,982,817
3,055,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Saint Joseph Health, Series 2018B
5.000 10/01/27 3,184,112
2,360,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Saint Joseph Health, Series 2018B
5.000 10/01/28 2,493,111
3,755,000 Washington State Housing Finance Commission, Single Family
Program Bonds, Series 2021-1N
2.000 12/01/36 2,872,758
1,500,000 Washington State Housing Finance Commission, Single Family
Program Bonds, Series 2021-2N
2.250 12/01/36 1,192,921
3,670,230 Washington State Housing Finance Commission, Social
Municipal Certificates Multifamily Revenue Bonds, Series 2021-1
Class A
3.500 12/20/35 3,392,396
8,430,000 Washington State, General Obligation Bonds, Refunding Motor
Vehicle Fuel Tax, Series R-2020D
5.000 07/01/26 8,694,224
5,000,000 Washington State, General Obligation Bonds, Various Purpose
Refunding Series 2025B
5.000 07/01/29 5,442,857
TOTAL WASHINGTON 76,630,265
WEST VIRGINIA - 0.8%
2,500,000 West Virginia Economic Development Authority, Solid Waste
Disposal Facilities Revenue Bonds, Appalachian Power Company
- Amos Project, Refunidng Series 2015A, (Mandatory Put 6/15/28)
3.375 03/01/40 2,470,038
7,095,000 West Virginia Economic Development Authority, Solid Waste
Disposal Facilities Revenue Bonds, Appalachian Power Company
- Amos Project, Series 2010, (Mandatory Put 12/15/25)
0.625 12/01/38 6,808,356
6,875,000 West Virginia Economic Development Authority, Solid Waste
Disposal Facilities Revenue Bonds, Appalachian Power Company
- Amos Project, Series 2011A, (AMT), (Mandatory Put 9/01/25)
1.000 01/01/41 6,701,800
10,015,000 West Virginia Economic Development Authority, Solid Waste
Disposal Facilities Revenue Bonds, Appalachian Power Company
- Amos Project, Seriess 2009A, (Mandatory Put 6/01/25)
3.750 12/01/42 10,020,186
9,325,000 West Virginia Economic Development Authority, Solid Waste
Disposal Facilities Revenue Bonds, Wheeling Power Company -
Mitchell Project, Refunding Series 2013A, (AMT), (Mandatory Put
6/18/27)
3.000 06/01/37 9,110,220
2,120,000 West Virginia Hospital Finance Authority, Hospital Revenue
Bonds, Charleston Area Medical Center, Series 2014A
5.000 09/01/27 2,122,054
1,000,000 West Virginia Hospital Finance Authority, Hospital Revenue
Bonds, Charleston Area Medical Center, Series 2014A
5.000 09/01/28 1,000,923
TOTAL WEST VIRGINIA 38,233,577
WISCONSIN - 2.3%
1,385,000 Dodge County, Wisconsin, General Obligation Bonds, Refunding
Series 2022A
3.000 03/01/25 1,383,550
1,385,000 Dodge County, Wisconsin, General Obligation Bonds, Refunding
Series 2022A
3.000 03/01/26 1,378,279
2,460,000 Madison Metropolitan School District, Dane County, Wisconsin,
General Obligation Bonds, School Building & Facility
Improvement Series 2023
4.000 03/01/36 2,504,156
6,435,000 Madison, Wisconsin, General Obligation Bonds, Promissory
Notes Series 2023A
5.000 10/01/26 6,670,272
9,750,000 Madison, Wisconsin, Industrial Development Revenue Refunding
Bonds, Madison Gas and Electric Company Projects, Series
2020A
3.750 10/01/27 9,745,972
4,365,000 Middleton-Cross Plains Area School District, Dane County,
Wisconsin, General Obligation Bonds, Refunding Series 2021A
2.000 03/01/25 4,349,661

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 3,665,000 Milwaukee Area Technical College District, Wisconsin, General
Obligation Promissory Notes, Series 2023-24C
5.000% 06/01/26 $ 3,763,941
10,030,000 Public Finance Authority of Wisconsin, Pollution Control Revenue
Bonds, Duke Energy Progress Project, Refunding Series 2022A-2,
(Mandatory Put 10/01/26)
3.300 10/01/46 10,001,357
12,310,000 Public Finance Authority of Wisconsin, Solid Waste Disposal
Revenue Bonds, Waste Management Inc., Refunding Series
2016A-3, (Mandatory Put 6/01/26)
1.100 07/01/29 11,810,839
4,000,000 Public Finance Authority of Wisconsin, Solid Waste Disposal
Revenue Bonds, Waste Management Inc., Refunding Series
2016A-4, (Mandatory Put 6/01/26)
1.100 04/01/33 3,832,517
2,250,000 Public Finance Authority, Wisconsin, Exempt Facilities Revenue
Bonds, Celanese Project, Refunding Series 2016C
4.050 11/01/30 2,224,580
5,000,000 Public Finance Authority, Wisconsin, Exempt Facilities Revenue
Bonds, Celanese Project, Refunding Series 2016C
4.300 11/01/30 5,001,666
7,055,000 University of Wisconsin Hospitals and Clinics Authority, Revenue
Bonds, Sustainability Series 2002B, (Mandatory Put 10/01/31)
5.000 04/01/54 7,730,097
3,830,000 Waushara County, Wisconsin Note Anticipation Notes, Series
2022A
4.500 06/01/27 3,845,162
4,015,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Advocate Aurora Health Credit Group, Series
2018C-1, (Mandatory Put 7/29/26)
5.000 08/15/54 4,110,691
5,000,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Marshfield Clinic Health System, Inc., Series
2020B-2, (Mandatory Put 2/15/27)
5.000 02/15/51 5,093,376
1,770,000 Wisconsin Housing and Ecconomic Development Authority,
Home Ownership Revenue Bonds, Series 2019C
2.200 03/01/31 1,573,613
1,785,000 Wisconsin Housing and Ecconomic Development Authority,
Home Ownership Revenue Bonds, Series 2019C
2.200 09/01/31 1,571,947
4,950,000 Wisconsin Housing and Ecconomic Development Authority,
Home Ownership Revenue Bonds, Series 2019C
2.500 09/01/34 4,195,616
4,105,000 Wisconsin Housing and Economic Development Authority,
Housing Revenue Bonds, Series 2023B, (Mandatory Put
11/01/26)
3.750 05/01/54 4,107,832
1,745,000 Wisconsin Housing and Economic Development Authority,
Housing Revenue Bonds, Series 2023E, (Mandatory Put 5/01/27)
3.875 11/01/54 1,749,878
6,000,000 (c) Wisconsin State, General Obligation Bonds, Refunding Forward
Delivery Series 2025-2
5.000 05/01/27 6,272,302
2,160,000 Wisconsin State, General Obligation Bonds, Refunding Series
2024-2
5.000 05/01/27 2,261,801
9,750,000 Wisconsin State, General Obligation Bonds, Refunding Series
2024-2
5.000 05/01/28 10,399,802
TOTAL WISCONSIN 115,578,907
WYOMING - 0.6%
20,555,000 Sweetwater County, Wyoming, Pollution Control Revenue
Refunding Bonds, Idaho Power Company Project, Series 2006
1.700 07/15/26 19,764,130
2,510,000 Wyoming Community Development Authority, Housing Revenue
Bonds, 2019 Series 3
2.450 12/01/34 2,059,428
1,310,000 Wyoming Community Development Authority, Housing Revenue
Bonds, 2020 Series 1
2.625 12/01/35 1,110,012
2,575,000 Wyoming Community Development Authority, Housing Revenue
Bonds, 2020 Series 2
2.100 12/01/35 2,020,595
5,375,000 Wyoming Community Development Authority, Housing Revenue
Bonds, 2021 Series 3
2.000 12/01/36 4,112,137
TOTAL WYOMING 29,066,302
TOTAL MUNICIPAL BONDS
(Cost $4,935,076,154) 4,805,638,373
TOTAL LONG-TERM INVESTMENTS
(Cost $4,935,076,154) 4,805,638,373

Portfolio of Investments December 31, 2024
(continued)
Limited Term Municipal Bond

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  0.6%
29165000 MUNICIPAL BONDS - 0.6% 29165000
IOWA - 0.2%
$ 9,165,000 (f) Iowa Finance Authority, Single Family Mortgage Revenue Bonds,
Mortgage Backed Securities Program Variable Rate Series 2020E
1.000% 07/01/49 $ 9,165,000
TOTAL IOWA 9,165,000
NATIONAL - 0.4%
20,000,000 (b),(f) Invesco Municipal Opportunity Trust Variable Rate Munifund
Term Preferred Shares Series 2015/6VMO, (AMT)
1.000 03/20/27 20,000,000
TOTAL NATIONAL 20,000,000
TOTAL MUNICIPAL BONDS
(Cost $29,165,000) 29,165,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $29,165,000) 29,165,000
TOTAL INVESTMENTS - 97.4%
(Cost $4,964,241,154 ) 4,834,803,373
OTHER ASSETS & LIABILITIES, NET -  2.6% 128,078,125
NET ASSETS - 100% $ 4,962,881,498
AMT Alternative Minimum Tax
ETM Escrowed to maturity
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
(a) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $127,146,034 or 2.6% of Total Investments.
(c) When-issued or delayed delivery security.
(d) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding.
The rate shown is the coupon as of the end of the reporting period.
(e) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(f) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Limited Term
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 4,805,638,373 $ – $ 4,805,638,373
Short-Term Investments:
Municipal Bonds – 29,165,000 – 29,165,000
Total $ – $ 4,834,803,373 $ – $ 4,834,803,373

Portfolio of Investments December 31, 2024
High Yield
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 127.0%
1397437 COMMON STOCKS - 0.0% 1397437
MATERIALS - 0.0%
3,839 (a),(b) Ingevity Corporation $ 156,439
978 (b),(c) Palouse Fiber Holdings 10
23,041 Smurfit WestRock PLC 1,240,988
TOTAL MATERIALS 1,397,437
TOTAL COMMON STOCKS
(Cost $1,238,843) 1,397,437
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
26770989 CORPORATE BONDS - 0.2% 26770989
COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
$ 1,610,000 (d) College for Certain Inc 4.800% 06/01/60 1,156,963
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 1,156,963
CONSUMER SERVICES - 0.1%
21,600,000 (c) Wild Rivers Water Park 8.500 11/01/51 16,200,000
TOTAL CONSUMER SERVICES 16,200,000
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
7,160,655 (c),(d) Benloch Ranch Improvement Association 1 9.750 12/01/39 6,486,050
3,232,511 (c),(d) Benloch Ranch Improvement Association No 12022 9.750 12/01/39 2,927,976
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 9,414,026
TOTAL CORPORATE BONDS
(Cost $32,823,601) 26,770,989
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
18749488465 MUNICIPAL BONDS - 126.8% 18749488465
ALABAMA - 2.0%
2,917,647 (d),(e) Adamsville Solid Waste Disposal Authority, Alabama, Solid Waste
Disposal Revenue Bonds, Big Sky Environmental LLC Project,
Refunding Taxable Series 2017C
0.000 09/01/37 29
16,000,000 (d),(e) Adamsville Solid Waste Disposal Authority, Alabama, Solid Waste
Disposal Revenue Bonds, Big Sky Environmental LLC Project,
Series 2017A
6.750 09/01/37 11,200,000
3,397,647 (d),(e) Adamsville Solid Waste Disposal Authority, Alabama, Solid Waste
Disposal Revenue Bonds, Big Sky Environmental LLC Project,
Taxable Series 2017B
6.750 09/01/37 2,378,353
10,000,000 (d) Alabama Private Colleges and University Facilities Authority,
Limited Obligation Bonds, University of Mobile Project, Series
2015A
6.000 09/01/45 10,030,619
13,960,000 (f) Alabama Special Care Facilities Financing Authority, Revenue
Bonds, Ascension Health, Series 2016B, (UB)
5.000 11/15/46 14,073,914
1,350,000 Birmingham Special Care Facilities Financing Authority, Alabama,
Revenue Bonds, Methodist Home for the Aging, Refunding
Series 2015-1
5.750 06/01/35 1,346,786
2,500,000 Birmingham Special Care Facilities Financing Authority, Alabama,
Revenue Bonds, Methodist Home for the Aging, Refunding
Series 2015-1
5.750 06/01/45 2,343,111
8,225,000 (f) Energy Southeast Cooperative District, Alabama, Energy Supply
Revenue Bonds, Series 2024B, (UB)
5.250 07/01/54 8,881,190
4,000,000 Homewood Educational Building Authority, Alabama, Revenue
Bonds, CHF-Horizons II, LLC Student Housing and Parking Project
at Samford University Series 2024C
5.500 10/01/54 4,191,221
1,530,000 Homewood Educational Building Authority, Alabama, Revenue
Bonds, CHF-Horizons II, LLC Student Housing and Parking Project
at Samford University Series 2024C
5.000 10/01/56 1,529,598
1,645,000 Hoover Industrial Development Board, Alabama, Environmental
Improvement Revenue Bonds, United States Steel Corporation
Proejcet, Green Series 2020, (AMT), (Mandatory Put 11/01/30)
6.375 11/01/50 1,859,970

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ALABAMA (continued)
$ 76,625,000 Hoover Industrial Development Board, Alabama, Environmental
Improvement Revenue Bonds, United States Steel Corporation
Proejcet, Series 2019, (AMT)
5.750% 10/01/49 $ 79,874,199
20,370,000 (f) Huntsville Healthcare Authority, Alabama, Revenue Bonds, Series
2020B, (UB)
4.000 06/01/45 19,481,589
4,600,000 Infirmary Health System Special Care Facilities Financing
Authority of Mobile, Alabama, Revenue Bonds, Infirmary Health
System, Inc., Series 2021
4.000 02/01/46 4,129,103
4,440,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5.250 10/01/49 4,760,078
3,190,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5.500 10/01/53 3,460,502
14,700,000 Mobile County Industrial Development Authority, Alabama, Solid
Waste Disposal Revenue Bonds, AM/NS Calvert LLC Project,
Series 2024A, (AMT)
5.000 06/01/54 14,921,304
7,050,000 Mobile County Industrial Development Authority, Alabama, Solid
Waste Disposal Revenue Bonds, AM/NS Calvert LLC Project,
Series 2024B, (AMT)
4.750 12/01/54 6,830,299
32,835,000 Mobile Spring Hill College Educational Building Authority,
Alabama, Revenue Bonds, Spring Hill College Project, Series
2015
5.875 04/15/45 24,386,436
15,000,000 (f) Southeast Alabama Gas Supply District, Alabama, Gas Supply
Revenue Bonds, Project 1, Refunding Series 2024A, (Mandatory
Put 4/01/32), (UB)
5.000 08/01/54 15,893,719
10,000,000 (f) Southeast Alabama Gas Supply District, Alabama, Gas Supply
Revenue Bonds, Project 2, Refunding Series 2024B, (Mandatory
Put 5/01/32), (UB)
5.000 06/01/49 10,640,390
3,000,000 Talladega, Alabama, Water and Sewer Revenue Warrants, Series
2021A - AGM Insured
3.000 09/01/51 2,158,803
49,420,000 (d) Tuscaloosa County Industrial Development Authority, Alabama,
Gulf Opportunity Zone Bonds, Hunt Refining Project, Refunding
Series 2019A
5.250 05/01/44 50,045,642
TOTAL ALABAMA 294,416,855
ALASKA - 0.1%
10,000,000 (f) Anchorage, Alaska, Port Revenue Bonds, Series 2024A, (AMT),
(UB)
4.500 02/01/60 9,605,770
10,760,000 (f) Anchorage, Alaska, Solid Waste Services Revenue Bonds,
Refunding Series 2022A, (UB)
4.000 11/01/52 10,214,225
TOTAL ALASKA 19,819,995
ARIZONA - 1.9%
5,660,000 (d) Arizona Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Linder Village Project in Meridian,
Ada County, Idaho, Series 2020
5.000 06/01/31 5,719,443
580,000 (d) Arizona Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Franklin Phonetic Charter School Project,
Refunding Series 2017
5.500 07/01/37 581,874
1,390,000 (d) Arizona Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Franklin Phonetic Charter School Project,
Refunding Series 2017
5.750 07/01/47 1,390,316
1,505,000 (d) Arizona Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Franklin Phonetic Charter School Project,
Refunding Series 2017
5.875 07/01/52 1,507,240
700,000 (d) Arizona Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Montessori Academy Projects, Refunding
Series 2017A
6.000 11/01/37 672,127
3,850,000 (d) Arizona Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Montessori Academy Projects, Refunding
Series 2017A
6.250 11/01/50 3,545,414
1,280,000 (d) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Academies of Math & Science Projects, Series
2017B
5.125 07/01/47 1,265,269

Portfolio of Investments December 31, 2024
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ARIZONA (continued)
$ 565,000 (d) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Academies of Math & Science Projects, Series
2017B
5.250% 07/01/51 $ 559,600
3,000,000 (d) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Academies of Math & Science Projects, Series
2022
5.250 07/01/52 2,984,292
5,440,000 (d) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Leman Academy of Excellence - Parker
Colorado Campus Project, Series 2019A
5.000 07/01/49 5,167,507
2,260,000 (d) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Mater Academy of Nevada - Mountain Vista
Campus Project, Series 2018A
5.500 12/15/48 2,281,301
3,150,000 (d) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Pinecrest Academy of Nevada Horizon,
Inspirada and St. Rose Campus Projects, Series 2018A
5.750 07/15/48 3,196,067
1,400,000 (d) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Social Bonds Pensar Academy Project, Series
2020
5.000 07/01/45 1,322,797
33,925,000 (d) Arizona Industrial Development Authority, Arizona, Hotel
Revenue Bonds, Provident Group Falcon Properties LLC, Project,
Senior Series 2022A-1
4.150 12/01/57 23,952,061
37,730,000 (d) Arizona Industrial Development Authority, Arizona, Hotel
Revenue Bonds, Provident Group Falcon Properties LLC, Project,
Subordinate Series 2022B
5.750 12/15/57 28,961,435
2,450,000 Arizona Industrial Development Authority, Arizona, Lease
Revenue Bonds, Children's National Prince County Regional
Medical Center, Series 2020A
3.000 09/01/50 1,833,210
10,000,000 (d) Arizona Industrial Development Authority, Arizona, Lease
Revenue Bonds, Greenville University, Series 2022
6.500 11/01/53 10,176,589
11,260,000 (d),(e) Arizona Industrial Development Authority, Education Facility
Revenue Bonds, Caurus Academy Project, Series 2018A
6.500 06/01/50 7,882,000
3,970,000 Arizona Industrial Development Authority, Hospital Revenue
Bonds, Phoenix Children's Hospital, Series 2020A
3.000 02/01/45 3,212,019
22,350,000 Arizona Industrial Development Authority, Multifamily Housing
Revenue Bonds, Bridgewater Avondale Project, Series 2017
5.375 01/01/38 18,208,543
9,573,067 (d),(e) Cahava Springs Revitalization District, Cave Creek, Arizona,
Special Assessment Bonds, Series 2017A
7.000 07/01/41 6,701,147
5,525,000 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series
2019, (AMT), (Mandatory Put 6/01/29)
4.000 06/01/49 5,539,847
2,000,000 (d) Coconino County Industrial Development Authority, Arizona,
Education Revenue Bonds, Flagstaff Arts & Leadership Academy
Project, Refunding Series 2020
5.500 07/01/40 1,850,597
1,056,000 (d) Eastmark Community Facilities District 1, Mesa, Arizona, Special
Assessment Revenue Bonds, Assessment District 2, Series 2014
5.375 07/01/39 1,042,065
2,055,000 (d) Estrella Mountain Ranch Community Facilities District, Goodyear,
Arizona, Special Assessment Revenue Bonds, Montecito
Assessment District 2, Series 2015
5.000 07/01/39 1,957,532
7,585,000 (d) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Gateway Academy Project, Series
2019A
5.750 01/01/50 6,683,327
1,655,000 Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Villa Montessori, Inc Project, Series
2023A
5.500 07/01/53 1,675,832
4,100,000 (f) Maricopa County Industrial Development Authority, Arizona,
Revenue Bonds, Banner Health, Series 2017A, (UB)
4.000 01/01/41 4,075,919
90,000 Parkway Community Facilities District 1, Prescott Valley, Arizona,
General Obligation Bonds, Series 2006
5.300 07/15/25 88,487
8,820,000 Phoenix Industrial Development Authority, Arizona, Multi-Family
Housing Revenue Bonds, 3rd and Indian Road Assisted Living
Project, Series 2016
5.400 10/01/36 7,251,031
1,640,000 Pima County Industrial Development Authority, Arizona, Charter
School Revenue Bonds, Cambridge Academy-East, Inc. Project,
Series 2010
6.625 04/01/40 1,640,670

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ARIZONA (continued)
$ 2,870,000 (d) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Champion Schools Project,
Series 2017
6.000% 06/15/37 $ 2,894,754
4,865,000 (d) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Champion Schools Project,
Series 2017
6.125 06/15/47 4,841,077
3,445,000 (e) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Edkey Charter Schools
Project, Series 2016
5.250 07/01/36 2,411,500
5,700,000 (e) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Edkey Charter Schools
Project, Series 2016
5.375 07/01/46 3,990,000
6,830,000 (e) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Edkey Charter Schools
Project, Series 2016
5.500 07/01/51 4,781,000
13,805,000 (d),(e) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Edkey Charter Schools
Project, Series 2019
5.875 07/01/51 9,663,500
1,465,000 (d) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Imagine East Mesa Charter
Schools Project, Series 2019
5.000 07/01/49 1,395,449
11,345,000 (d) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, San Tan Montessori School
Project, Series 2017
6.750 02/01/50 11,650,770
1,180,000 (d) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Synergy Public Charter School
Project, Series 2020
5.000 06/15/35 1,180,339
5,115,000 (d) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Synergy Public Charter School
Project, Series 2020
5.250 06/15/50 4,827,251
1,985,000 (d) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Synergy Public Charter School
Project, Series 2020-1
5.000 06/15/50 1,806,903
685,000 Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, The Paideia Academies
Project, 2019
5.125 07/01/39 666,226
1,050,000 Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, The Paideia Academies
Project, 2019
5.250 07/01/49 989,344
5,770,000 (d) Pima County Industrial Development Authority, Arizona,
Education Revenue Bonds, Noah Webster Schools Mesa Project,
Series 2015A
5.000 12/15/34 5,681,059
80,000 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue
Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series
2007
5.250 12/01/28 84,131
21,530,000 (d) Salt Verde Financial Corporation, Arizona, Senior Gas Revenue
Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series
2007
5.500 12/01/37 22,647,140
16,000,000 (g) Sierra Vista Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Convertible Capital Appreciation
Revenue Bonds, Series 2021A
0.000 10/01/56 13,014,293
7,435,000 (d) Sierra Vista Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, AmeriSchools Academy Project, Series
2022
6.000 06/15/57 7,461,273
2,130,000 Tempe Industrial Development Authority, Arizona, Revenue
Bonds, Friendship Village of Tempe Project, Refunding Series
2021B
4.000 12/01/56 1,686,664
2,140,000 (d) Tempe Industrial Development Authority, Arizona, Revenue
Bonds, Mirabella at ASU Project, Series 2017A
6.000 10/01/37 1,573,431
3,365,000 (d) Tempe Industrial Development Authority, Arizona, Revenue
Bonds, Mirabella at ASU Project, Series 2017A
6.125 10/01/47 2,190,312
3,085,000 (d) Tempe Industrial Development Authority, Arizona, Revenue
Bonds, Mirabella at ASU Project, Series 2017A
6.125 10/01/52 1,954,636

Portfolio of Investments December 31, 2024
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ARIZONA (continued)
$ 4,340,000 (d) Yavapai County Industrial Development Authority,  Arizona,
Education Revenue Bonds, Arizona Agribusiness and Equine
Center Inc Project, Series 2012
5.125% 03/01/42 $ 4,288,471
TOTAL ARIZONA 274,605,081
ARKANSAS - 0.9%
9,440,000 (d) Arkansas Development Finance Authority, Arkansas,
Environmental Improvement Revenue Bonds, United States Steel
Corporation, Green Series 2022, (AMT)
5.450 09/01/52 9,740,494
13,250,000 Arkansas Development Finance Authority, Arkansas,
Environmental Improvement Revenue Bonds, United States Steel
Corporation, Green Series 2023, (AMT)
5.700 05/01/53 13,878,689
8,685,000 (d) Arkansas Development Finance Authority, Charter School
Revenue Bonds, Academy of Math and Science - Little Rock
Project Series 2024A
7.000 07/01/59 8,295,220
42,585,000 (d) Arkansas Development Finance Authority, Industrial
Development Revenue Bonds, Big River Steel Project, Series
2019, (AMT)
4.500 09/01/49 41,165,493
52,385,000 (d) Arkansas Development Finance Authority, Industrial
Development Revenue Bonds, Big River Steel Project, Series
2020A, (AMT)
4.750 09/01/49 51,048,061
1,000,000 (d) Arkansas Development Finance Authority, Industrial
Development Revenue Bonds, Hybar Steel Project, Green Series
2023A, (AMT)
6.875 07/01/48 1,096,420
15,000,000 (f) Springdale, Arkansas, Sales and Use Tax Revenue Bonds,
Refunding & Improvement Series 2023B - BAM Insured, (UB)
4.125 08/01/50 14,361,924
TOTAL ARKANSAS 139,586,301
CALIFORNIA - 11.9%
9,400,000 Alameda Corridor Transportation Authority, California, Revenue
Bonds, Refunding Second Subordinate Lien Series 2022C - AGM
Insured
5.400 10/01/49 5,410,120
15,440,000 Alameda Corridor Transportation Authority, California, Revenue
Bonds, Refunding Second Subordinate Lien Series 2022C - AGM
Insured
5.450 10/01/52 8,657,942
23,750,000 Alameda Corridor Transportation Authority, California, Revenue
Bonds, Refunding Senior Lien Series 2022B
5.300 10/01/47 13,885,896
5,720,000 Alameda Corridor Transportation Authority, California, Revenue
Bonds, Refunding Senior Lien Series 2022B
5.350 10/01/48 3,325,592
20,430,000 Alameda Corridor Transportation Authority, California, Revenue
Bonds, Refunding Senior Lien Series 2022B
5.375 10/01/49 11,716,053
11,890,000 Alameda Corridor Transportation Authority, California, Revenue
Bonds, Refunding Senior Lien Series 2022B
5.400 10/01/50 6,801,608
1,985,000 Anaheim Public Financing Authority, California, Lease Revenue
Bonds, Public Improvement Project, Series 1997C - AGM Insured
0.000 09/01/35 1,338,457
300,000 Antelope Valley Healthcare District, California, Revenue Bonds,
Series 2016A
5.250 03/01/36 298,022
9,075,000 Antelope Valley Healthcare District, California, Revenue Bonds,
Series 2016A
5.000 03/01/41 8,575,469
10,900,000 Antelope Valley Healthcare District, California, Revenue Bonds,
Series 2016A
5.000 03/01/46 10,134,199
1,700,000 (g) Bakersfield City School District, Kern County, California, General
Obligation Bonds, Series 2012C
0.000 05/01/42 1,329,254
1,835,000 Blythe Redevelopment Agency, California, Tax Allocation Bonds,
Redevelopment Project 1, Series 2011
9.750 05/01/38 1,843,073
7,150,000 (f) Burbank-Glendale-Pasadena Airport Authority, California, Airport
Revenue Bonds, Senior Series 2024B, (AMT), (UB)
5.250 07/01/54 7,571,410
8,990,000 (f) California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2023G, (Mandatory Put
4/01/30), (UB)
5.250 11/01/54 9,524,384
15,000,000 (f) California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2024A, (Mandatory Put
4/01/32), (UB)
5.000 05/01/54 15,977,204

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 3,000,000 (d) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Exchange at Bayfront Apartments,
Series 2021A-1
3.000% 02/01/57 $ 1,856,424
8,580,000 (d) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Glendale Properties, Junior Series
2021A-2
4.000 08/01/47 6,686,729
2,000,000 (d) California Community Housing Agency, California, Essential
Housing Revenue Bonds, K Street Flats, Series 2021A-2
4.000 08/01/50 1,563,071
21,270,000 (d) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Mira Vista Hills  Apartments, Series
2021A
4.000 02/01/56 12,201,046
5,500,000 (d) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Serenity at Larkspur Apartments, Series
2020A
5.000 02/01/50 4,160,013
4,495,000 (d) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Summit at Sausalito Apartments, Series
2021A-2
4.000 02/01/50 3,437,223
38,790,000 (d) California Community Housing Agency, Workforce Housing
Revenue Bonds, Annadel Apartments, Series 2019A
5.000 04/01/49 33,729,635
15,000,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Fresno County Tobacco
Funding Corporation, Subordinate Turbo Capital Series 2006A
0.000 06/01/46 3,829,470
14,700,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Golden Gate Tobacco Funding
Corporation, Turbo, Series 2007A
0.000 06/01/57 2,340,577
33,000,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Los Angeles County
Securitization Corporation, Series 2020B-2
0.000 06/01/55 6,088,394
65,000,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Stanislaus County Tobacco
Funding Corporation, Series 2006A
0.000 06/01/46 17,043,104
28,600,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Stanislaus County Tobacco
Funding Corporation, Subordinate Turbo Capital Appreciation
Series 2006B
0.000 06/01/46 7,882,191
8,080,000 California County Tobacco Securitization Agency, Tobacco
Settlement Bonds, Gold Country Settlement Funding
Corporation, Subpordinate Series 2020B-2
0.000 06/01/55 1,631,591
2,500,000 (d) California Enterprise Development Authority, Charter School
Revenue Bonds, Norton Science & Language Academy Project,
Series 2021
4.000 07/01/61 1,944,552
31,865,000 (d) California Enterprise Development Authority, Charter School
Revenue Bonds, Norton Science and Language Academy Project,
Series 2020
6.250 07/01/58 33,062,241
10,000,000 (f) California Health Facilities Financing Authority, Revenue Bonds,
Cedars-Sinai Health System, Series 2021A, (UB)
4.000 08/15/48 9,922,091
29,910,000 (f) California Health Facilities Financing Authority, Revenue Bonds,
Cedars-Sinai Health System, Series 2021A - BAM Insured, (UB)
4.000 08/15/48 30,079,688
15,000,000 California Health Facilities Financing Authority, Revenue Bonds,
Kaiser Permanente System, Series 2017A-2
4.000 11/01/44 15,003,762
12,500,000 (f) California Health Facilities Financing Authority, Revenue Bonds,
Kaiser Permanente System, Series 2017A-2, (UB)
4.000 11/01/44 12,503,135
2,500,000 California Housing Finance Agency, California, Multifamily
Housing Revenue Bonds, Power Station Block 7B, Limited
Obligation Senior Series 2024L
5.200 12/01/27 2,508,888
1,585,000 (d) California Housing Finance Agency, Multifamily Housing
Revenue Bonds, Redwood Gardens Apartments, Subordinate
Lien Series 2021N-S
4.000 03/01/37 1,345,815
18,595,000 (d) California Infrastructure and Economic Development Bank,
Revenue Bonds, Brightline West Passenger Rail Project, Series
2020A-4, (AMT), (Mandatory Put 8/15/25)
8.000 01/01/50 19,107,744
1,500,000 California Municipal Finance Authority Charter School Revenue
Bonds, John Adams Academies, Inc. Project, Series 2015A
5.250 10/01/45 1,486,774

Portfolio of Investments December 31, 2024
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 640,000 (d) California Municipal Finance Authority Charter School Revenue
Bonds, River Charter Schools Project, Series 2018A
5.500% 06/01/38 $ 644,286
1,595,000 (d) California Municipal Finance Authority Charter School Revenue
Bonds, River Charter Schools Project, Series 2018A
5.500 06/01/48 1,586,602
1,550,000 (d) California Municipal Finance Authority Charter School Revenue
Bonds, River Charter Schools Project, Series 2018A
5.500 06/01/53 1,536,711
1,000,000 (d) California Municipal Finance Authority, Educational Facilities
Revenue Bonds, Westside Neighborhood School Project, Series
2024
6.200 06/15/54 1,076,839
2,300,000 (d) California Municipal Finance Authority, Educational Facilities
Revenue Bonds, Westside Neighborhood School Project, Series
2024
6.375 06/15/64 2,485,424
2,830,000 (d) California Municipal Finance Authority, Revenue Bonds,
American Musical and Dramatic Academy Inc. AMDA Inc Project,
Taxable Series 2023B
9.500 07/01/30 2,902,138
14,275,000 California Municipal Finance Authority, Revenue Bonds,
American Musical and Dramatic Academy Inc., Series 2023A
7.250 07/01/53 14,541,606
500,000 (d) California Municipal Finance Authority, Revenue Bonds, Goodwill
Industries of Sacramento Valley & Northern Nevada Project,
Series 2012A
6.625 01/01/32 495,330
515,000 (d) California Municipal Finance Authority, Revenue Bonds, Goodwill
Industries of Sacramento Valley & Northern Nevada Project,
Series 2012A
6.875 01/01/42 497,389
1,275,000 California Municipal Finance Authority, Revenue Bonds, Goodwill
Industries of Sacramento Valley & Northern Nevada Project,
Series 2014A
5.000 01/01/35 1,110,549
1,000,000 California Municipal Finance Authority, Revenue Bonds, Linxs
APM Project, Senior Lien Series 2018A - AGM Insured, (AMT)
4.000 12/31/47 951,702
7,000,000 (d) California Municipal Finance Authority, Revenue Bonds, Simpson
University, Series 2020A
6.000 10/01/50 7,094,122
3,720,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Bold Program, Series 2022A
5.250 09/01/52 3,882,776
1,250,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Bold Program, Series 2024B
5.000 09/01/54 1,289,448
2,160,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Community Facilities District 2020-6, County of Placer-
PV400, Series 2022
5.250 09/01/52 2,257,357
1,250,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Community Facilities District 2023-11 Improvement Area
A Hesperia Silverwood, Series 2024
5.125 09/01/59 1,301,531
5,000,000 (d) California Pollution Control Financing Authority, Water
Furnishing Revenue Bonds, Poseidon Resources Channelside LP
Desalination Project, Series 2012, (AMT)
5.000 11/21/45 4,986,880
7,910,000 (d) California Public Finance Authority, Charter School Lease
Revenue Bonds, California Crosspoint Academy Project, Series
2020A
5.125 07/01/55 6,732,510
870,000 (d) California Public Finance Authority, Charter School Lease
Revenue Bonds, Laverne Elementary Preparatory Academy
Project, Series 2019A
5.000 06/15/39 842,999
1,000,000 (d) California Public Finance Authority, Charter School Lease
Revenue Bonds, Laverne Elementary Preparatory Academy
Project, Series 2019A
5.000 06/15/49 918,099
2,055,000 California Public Finance Authority, Charter School Lease
Revenue Bonds, Multicultural Learning Center Project, Series
2017A
6.125 06/15/37 2,094,866
3,025,000 California Public Finance Authority, Charter School Lease
Revenue Bonds, Multicultural Learning Center Project, Series
2017A
6.250 06/15/47 3,065,921
20,000,000 (f) California Public Finance Authority, Revenue Bonds, Sharp
HealthCare, Series 2017A, (UB)
4.000 08/01/47 19,783,980
16,570,000 California Public Finance Authority, Senior Living Revenue Bonds,
The James, Senior Series 2024A
6.375 06/01/59 15,826,854

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 1,800,000 (d) California Public Finance Authority, University Housing Revenue
Bonds, National Campus Community Development - Claremont
Properties LLC Claremont Colleges Project, Refunding Series
2023A
5.500% 07/01/50 $ 1,931,713
2,350,000 (d) California School Finance Authority Charter School Facility
Revenue Bonds, Grimmway Schools-Obligated Group, Series
2016A
5.000 07/01/36 2,374,964
2,360,000 (d) California School Finance Authority Charter School Facility
Revenue Bonds, Grimmway Schools-Obligated Group, Series
2016A
5.000 07/01/46 2,370,794
2,755,000 (d) California School Finance Authority Charter School Revenue
Bonds, California, ACE Charter Schools, Obligated Group, Series
2016A
5.000 06/01/42 2,676,891
6,930,000 (d) California School Finance Authority, California, Charter School
Revenue Bonds, Alta Public Schools - Obligated Group, Series
2020A
6.000 06/01/59 6,643,264
650,000 (d) California School Finance Authority, California, Charter School
Revenue Bonds, Alta Public Schools - Obligated Group, Taxable
Series 2020B
6.000 06/01/31 586,106
2,010,000 (d) California School Finance Authority, California, Charter School
Revenue Bonds, Encore Education Obligated Group, Series
2016A
5.000 06/01/42 1,715,114
1,100,000 (d) California School Finance Authority, California, Charter School
Revenue Bonds, Encore Education Obligated Group, Series
2016A
5.000 06/01/52 884,111
500,000 (d) California School Finance Authority, California, Charter School
Revenue Bonds, Girls Athletic Leadership School Los Angeles
Project, Series 2021A
4.000 06/01/51 379,631
1,390,000 (d) California School Finance Authority, California, Charter School
Revenue Bonds, Girls Athletic Leadership School Los Angeles
Project, Series 2021A
4.000 06/01/61 999,387
2,770,000 (d) California School Finance Authority, California, Charter School
Revenue Bonds, Hayward Twin Oaks Montessori Charter School
Project, Series 2024A
6.125 06/15/64 2,684,401
5,375,000 California School Finance Authority, California, Charter School
Revenue Bonds, TEACH Public Schools Obligated Group, Series
2016A
5.750 06/01/42 5,428,374
5,065,000 California School Finance Authority, California, Charter School
Revenue Bonds, TEACH Public Schools Obligated Group, Series
2016A
5.875 06/01/52 5,107,327
1,000,000 (d) California School Finance Authority, California, Charter School
Revenue Bonds, TEACH Public Schools Obligated Group, Series
2019A
5.000 06/01/49 972,476
8,810,000 (d) California School Finance Authority, Charter School Lease
Revenue Bonds, Pathways to College Project, Series 2023A
7.500 06/15/63 9,109,696
1,175,000 (d) California School Finance Authority, Charter School Revenue
Bonds, Arts in Action Charter Schools - Obligated Group, Series
2020A
5.000 06/01/40 953,552
1,850,000 (d) California School Finance Authority, Charter School Revenue
Bonds, Arts in Action Charter Schools - Obligated Group, Series
2020A
5.000 06/01/50 1,393,868
2,930,000 (d) California School Finance Authority, Charter School Revenue
Bonds, CIty Charter School Obligated Group, Series 2016A
5.000 06/01/52 2,759,203
875,000 (d),(h) California School Finance Authority, Charter School Revenue
Bonds, Escuela Popular Charter School, Series 2017, (Pre-
refunded 7/01/27)
6.250 07/01/37 943,824
375,000 (d) California School Finance Authority, Charter School Revenue
Bonds, Escuela Popular Charter School, Series 2017
6.250 07/01/37 384,462
1,885,000 (d) California School Finance Authority, Charter School Revenue
Bonds, Escuela Popular Charter School, Series 2017
6.500 07/01/50 1,917,013
2,940,000 (d),(h) California School Finance Authority, Charter School Revenue
Bonds, Escuela Popular Charter School, Series 2017, (Pre-
refunded 7/01/27)
6.500 07/01/50 3,184,385

Portfolio of Investments December 31, 2024
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 1,680,000 (d) California School Finance Authority, Charter School Revenue
Bonds, Kepler Neighborhood School, Series 2017A
5.875% 05/01/47 $ 1,689,084
1,165,000 (d) California School Finance Authority, Charter School Revenue
Bonds, Larchmont Charter School Project , Series 2018A
5.000 06/01/43 1,162,967
6,865,000 (d) California School Finance Authority, Charter School Revenue
Bonds, Russell Westbrook Why Not Academy Obligated Group,
Series 2021A
4.000 06/01/41 5,894,418
3,000,000 (d) California School Finance Authority, Charter School Revenue
Bonds, Russell Westbrook Why Not Academy Obligated Group,
Series 2021A
4.000 06/01/51 2,359,365
1,185,000 (d) California School Finance Authority, Charter School Revenue
Bonds, Russell Westbrook Why Not Academy Obligated Group,
Series 2021A
4.000 06/01/61 884,393
1,600,000 California School Finance Authority, Charter School Revenue
Bonds, Santa Clarita Valley International School Project, Series
2021A
4.000 06/01/51 1,178,899
10,000,000 (d) California School Finance Authority, Charter School Revenue
Bonds, Scholarship Prep Public Schools Obligated Group, Series
2020A
5.000 06/01/60 8,911,579
3,615,000 (d) California School Finance Authority, Charter School Revenue
Bonds, Urban Discovery Academy Project, Series 2024A
7.000 06/01/54 3,552,805
375,000 (d) California School Finance Authority, Charter School Revenue
Bonds, Urban Discovery Academy Project, Series 2024B
9.000 06/01/34 374,418
4,810,000 (d) California School Finance Authority, Charter School Revenue
Bonds, Valley International Preparatory High School Project,
Series 2022A
5.125 03/01/52 3,677,306
3,750,000 (d) California School Finance Authority, Charter School Revenue
Bonds, Valley International Preparatory High School Project,
Series 2022A
5.250 03/01/62 2,811,078
1,280,000 (d) California School Finance Authority, School Facility Revenue
Bonds, Value Schools, Series 2016A
5.750 07/01/41 1,303,689
2,250,000 (d) California School Finance Authority, School Facility Revenue
Bonds, Value Schools, Series 2016A
6.000 07/01/51 2,290,266
3,000,000 (i) California State, General Obligation Bonds, Refunding Various
Purpose Series 2021
3.000 12/01/46 2,464,055
1,000,000 California State, General Obligation Bonds, Refunding Various
Purpose Series 2021
3.000 12/01/49 790,507
500,000 California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2014A
5.250 12/01/34 500,267
15,470,000 California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2014A
5.250 12/01/44 15,471,864
49,220,000 California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2014A
5.500 12/01/54 49,228,412
12,090,000 (d) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5.000 12/01/41 12,199,751
1,620,000 (d) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5.000 12/01/46 1,630,942
27,440,000 (d) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5.250 12/01/56 27,575,427
2,000,000 (d) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2018A
5.500 12/01/58 2,057,381
8,150,000 (d) California Statewide Communities Development Authority,
Revenue Bonds, Lancer Educational Student Housing Project,
Refunding Series 2016A
5.000 06/01/46 8,044,186
3,245,000 California Statewide Communities Development Authority,
Special Tax Bonds, Community Facilities District 2015-2 Rio
Bravo, Series 2015A
5.375 09/01/35 3,274,566

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 3,285,000 California Statewide Communities Development Authority,
Special Tax Bonds, Community Facilities District 2015-2 Rio
Bravo, Series 2015A
5.625% 09/01/45 $ 3,310,736
2,665,000 California Statewide Communities Development Authority,
Special Tax Bonds, Community Facilities District 2016-02 Delta
Coves, Series 2022
5.500 09/01/52 2,749,478
1,860,000 California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue Bonds,
Series 2011A
8.000 09/02/41 1,836,412
8,201 (c),(e) California Statewide Community Development Authority,
Revenue Bonds, Daughters of Charity Health System, Series
2005A
5.750 12/31/24 8,201
39,534 (c),(e) California Statewide Community Development Authority,
Revenue Bonds, Daughters of Charity Health System, Series
2005A
5.750 07/01/30 39,534
58,206 (c),(e) California Statewide Community Development Authority,
Revenue Bonds, Daughters of Charity Health System, Series
2005A
5.750 07/01/35 58,206
50,412 (c),(e) California Statewide Community Development Authority,
Revenue Bonds, Daughters of Charity Health System, Series
2005A
5.500 07/01/39 50,412
10,121 (c),(e) California Statewide Community Development Authority,
Revenue Bonds, Daughters of Charity Health System, Series
2005H
5.750 07/01/25 10,121
5,000,000 (i) Central Unified School District, Fresno County, California,
General Obligation Bonds, 2020 Election Series 2021A - AGM
Insured
4.000 08/01/48 5,009,698
3,290,000 (d) CMFA Special Financing Agency VIII, California, Essential
Housing Revenue Bonds, Elan Huntington Beach, Senior Lien
Series 2021A-1
3.000 08/01/56 2,262,520
95,000 Compton Public Finance Authority, California, Lease Revenue
Bonds, Refunding & Various Capital Projects, Series 2008 -
AMBAC Insured
5.250 09/01/27 95,080
1,000,000 County of Sacramento, California, McClellan Park Community
Facilities District No. 2004-1 Special Tax Bonds Series 2017
5.000 09/01/35 1,021,883
51,840,000 (d) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Altana Glendale, Series 2021A-2
4.000 10/01/56 41,017,348
11,700,000 (d) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Center City Anaheim, Series 2020A
5.000 01/01/54 10,101,170
8,000,000 (d) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Escondido Portfolio, Social Senior Lien
Series 2021A-2
4.000 06/01/58 6,193,957
5,025,000 (d) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Jefferson-Anaheim Series 2021A-2
3.125 08/01/56 3,676,937
2,095,000 (d) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Moda at Monrovia Station, Social Series
2021A-1
3.400 10/01/46 1,644,115
8,000,000 (d) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Moda at Monrovia Station, Social Series
2021A-2
4.000 10/01/56 6,080,702
9,735,000 (d) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Monterrey Station Apartments, Series
2021B
4.000 07/01/58 6,646,039
2,040,000 (d) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Oceanaire-Long Beach, Social Series
2021A-2
4.000 09/01/56 1,553,513
3,010,000 (d) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Parallel-Anaheim Series 2021A
4.000 08/01/56 2,636,280
4,825,000 (d) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Pasadena Portfolio Social Bond,
Mezzanine Senior Series 2021B
4.000 12/01/56 3,636,575
1,040,000 (d) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Towne-Glendale, Mezzanine Lien Social
Series 2022B
5.000 09/01/37 1,040,585

Portfolio of Investments December 31, 2024
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 4,375,000 (d) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Vineyard Gardens Apartments, Senior
Lien Series 2021A
3.250% 10/01/58 $ 2,998,730
21,000,000 (d) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Westgate Phase 1-Pasadena
Apartments, Mezzanine Lien Series 2021B
4.000 06/01/57 6,523,583
9,400,000 (d) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Westgate Phase 1-Pasadena
Apartments, Senior Lien Series 2021A-2
3.125 06/01/57 5,504,488
34,280,000 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Wood Creek Apartments, Mezzanine
Lien Series 2021A-2
4.000 12/01/58 25,656,794
8,030,000 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Wood Creek Apartments, Mezzanine
Lien Series 2021B
4.000 12/01/59 5,132,900
30,000 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Wood Creek Apartments, Senior Lien
Series 2021A-1
3.000 12/01/49 20,264
15,035,000 Downey Unified School District, Los Angeles County, California,
General Obligation Bonds, Election 2022 Series 2023A
4.000 08/01/52 15,019,890
10,000,000 (i) Dublin Unified School District, Alameda County, California,
General Obligation Bonds, Election 2020 Series 2023B
4.125 08/01/49 10,108,992
3,460,000 Fairfield, California, Special Tax Bonds, Community Facilities
District 2007-1 Fairfield Commons Project, Series 2008
6.875 09/01/38 3,477,012
2,295,000 Foothill/Eastern Transportation Corridor Agency, California, Toll
Road Revenue Bonds, Refunding Senior Lien Series 2021A
4.000 01/15/46 2,263,260
2,500,000 Fresno Unified School District, Fresno County, California, General
Obligation Bonds, Election 2020 Series 2021A
3.000 08/01/55 1,880,325
4,715,000 Glendale Community College District, Los Angeles County,
California, General Obligation Bonds, Election 2016 Taxable
Refunding Series 2020B
0.000 02/01/45 2,013,017
4,095,000 (i) Glendale Community College District, Los Angeles County,
California, General Obligation Bonds, Election 2016 Taxable
Refunding Series 2020B
4.000 08/01/50 4,023,495
705,765,000 Golden State Tobacco Securitization Corporation, California,
Tobacco Settlement Asset-Backed Bonds, Capital Appreciation
Series 2021B-2
0.000 06/01/66 74,953,655
6,000,000 Golden State Tobacco Securitization Corporation, California,
Tobacco Settlement Asset-Backed Revenue Bonds, Series
2022A-1
5.000 06/01/51 6,241,399
5,760,000 Independent Cities Finance Authority, California, Mobile Home
Park Revenue Bonds, Augusta Communities Mobile Home Park,
Refunding Series 2022A
5.250 05/15/56 6,023,985
160,000 Indio Redevelopment Agency, California, Tax Allocation Bonds,
Merged Area Redevelopment Project, Subordinate Lien
Refunding Series 2008A
5.250 08/15/28 160,374
61,000,000 Inland Empire Tobacco Securitization Authority, California,
Tobacco Settlement Asset-Backed Bonds, Series 2007C-1.Turbo
Capital Appreciation
0.000 06/01/36 27,606,959
187,500,000 Inland Empire Tobacco Securitization Authority, California,
Tobacco Settlement Asset-Backed Bonds, Series 2007C-2. Turbo
Capital Appreciation
0.000 06/01/47 36,076,819
1,945,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement Areas
1, Series 2019
5.400 09/01/38 1,981,781
3,095,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement Areas
1, Series 2019
5.500 09/01/43 3,138,759
4,830,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement Areas
1, Series 2019
5.600 09/01/49 4,890,095
1,945,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement Areas
2, Series 2019
5.500 09/01/43 1,972,500

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 3,665,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement Areas
2, Series 2019
5.600% 09/01/49 $ 3,710,600
2,410,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement Areas
3, Series 2019
5.400 09/01/38 2,455,574
3,820,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement Areas
3, Series 2019
5.500 09/01/43 3,874,010
7,205,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement Areas
3, Series 2019
5.600 09/01/49 7,294,645
835,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1, Central Lathrop Specific Plan Improvement Areas
4, Series 2019
5.400 09/01/38 850,790
1,335,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1, Central Lathrop Specific Plan Improvement Areas
4, Series 2019
5.500 09/01/43 1,353,875
2,515,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1, Central Lathrop Specific Plan Improvement Areas
4, Series 2019
5.600 09/01/49 2,546,292
5,000,000 Lennox School District, Los Angeles County, California, General
Obligation Bonds, Election 2016 Series 2017 - AGM Insured
4.000 08/01/47 5,000,926
20,925,000 (f),(g) Long Beach Community College District, California, General
Obligation Bonds, Refunding 2008 Election Series 2012B - BAM
Insured, (UB)
0.000 08/01/49 15,138,285
32,355,000 (f) Long Beach Unified School District, Los Angeles County,
California, General Obligation Bonds, Election of 2016, Series
2017A - BAM Insured, (UB)
4.000 08/01/45 32,371,718
8,000,000 (i) Long Beach Unified School District, Los Angeles County,
California, General Obligation Bonds, Election of 2016, Series
2023C
4.000 08/01/53 7,980,346
1,765,000 Los Alamitos Unified School District, Orange County, California,
Certificates of Participation, Series 2012
6.050 08/01/42 1,944,510
3,000,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Refunding Subordinate Lien
Private Activity Series 2021A, (AMT)
5.000 05/15/51 3,094,269
13,600,000 (f) Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Senior Lien Series 2020C,
(AMT), (UB)
4.000 05/15/50 12,910,971
10,000,000 (f) Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Senior Series 2022H, (AMT),
(UB)
5.000 05/15/47 10,391,617
5,950,000 (f) Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Subordinate Lien Series
2016B, (AMT), (UB)
5.000 05/15/46 5,988,874
16,000,000 (f) Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Subordinate Lien Series
2018A, (AMT), (UB)
5.250 05/15/48 16,458,198
7,500,000 (f) Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Subordinate Lien Series 2019E,
(UB)
5.000 05/15/49 7,808,780
12,125,000 (f) Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Subordinate Lien Series
2021D, (AMT), (UB)
5.000 05/15/46 12,574,466
1,750,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Subordinate Lien Series
2022A, (AMT)
4.000 05/15/49 1,662,634
1,065,000 Moorpark, California, Special Tax Bonds, Community Facilities
District 2004-1, Refunding Junior Lien Series 2014B
5.125 09/01/38 1,065,837
3,902,112 (e) Northstar Community Services District, California, Special Tax
Bonds, Community Facilities District 1, Refunding Series 2005
1.908 09/01/28 1,092,591

Portfolio of Investments December 31, 2024
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 2,305,000 Orland Joint Unified School District, Glenn and Tehama
Counties, California, General Obligation Bonds, 2008 Election,
Series 2012B
6.000% 08/01/51 $ 1,828,546
970,000 Orland Joint Unified School District, Glenn and Tehama
Counties, California, General Obligation Bonds, 2008 Election,
Series 2013C
5.550 08/01/43 739,244
7,730,000 Oroville, California, Revenue Bonds, Oroville Hospital Series
2019
5.250 04/01/39 6,195,373
1,000,000 Oroville, California, Revenue Bonds, Oroville Hospital Series
2019
5.250 04/01/49 795,074
7,250,000 Oroville, California, Revenue Bonds, Oroville Hospital Series
2019
5.250 04/01/54 5,624,524
1,230,000 Palmdale Community Redevelopment Agency, California, Tax
Allocation Bonds, Merged Redevelopment Project Areas, Series
2002 - AMBAC Insured
0.000 12/01/31 963,298
1,225,000 Palmdale Community Redevelopment Agency, California, Tax
Allocation Bonds, Merged Redevelopment Project Areas, Series
2002 - AMBAC Insured
0.000 12/01/32 921,710
2,985,000 River Delta Unified School District, Sacramento and Solano
Counties, California, General Obligation Bonds, School Faciliteis
Improvement District 2, Election 2004 Series 2008 - AGM Insured
0.000 04/01/48 1,037,118
4,165,000 River Islands Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 2003-1 Improvement Area 1,
Subordinate Series 2022B-2
5.000 09/01/42 4,298,582
3,000,000 River Islands Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 2003-1 Improvement Area 1,
Subordinate Series 2022B-2
5.250 09/01/47 3,106,159
5,410,000 River Islands Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 2003-1 Improvement Area 1,
Subordinate Series 2022B-2
5.000 09/01/52 5,462,489
7,100,000 Riverside County Redevelopment Agency, California, Tax
Allocation Bonds, Interstate 215 Corridor Redevelopment Project
Area, 2nd Lien Series 2011E
0.000 12/01/41 3,483,341
7,075,000 Riverside County Redevelopment Agency, California, Tax
Allocation Bonds, Interstate 215 Corridor Redevelopment Project
Area, 2nd Lien Series 2011E
0.000 12/01/42 3,298,675
7,050,000 Riverside County Redevelopment Agency, California, Tax
Allocation Bonds, Interstate 215 Corridor Redevelopment Project
Area, 2nd Lien Series 2011E
0.000 12/01/43 3,126,693
5,600,000 Riverside County Redevelopment Agency, California, Tax
Allocation Bonds, Interstate 215 Corridor Redevelopment Project
Area, 2nd Lien Series 2011E
0.000 12/01/44 2,360,570
20,000,000 (f) Riverside County Transportation Commission, California, Toll
Revenue Second Lien Bonds, RCTC 91 Express Lanes, Refunding
Series 2021C, (UB)
4.000 06/01/47 19,524,850
550,000 Rocklin Unified School District, Placer County, California, Special
Tax Bonds, Community Facilities District 2, Series 2007 - NPFG
Insured
0.000 09/01/36 349,203
660,000 Rocklin Unified School District, Placer County, California, Special
Tax Bonds, Community Facilities District 2, Series 2007 - NPFG
Insured
0.000 09/01/37 400,388
1,000,000 Roseville, California, Special Tax Bonds, Community Facilities
District 1 Ranch at Sierra Vista, Public Facilities Series 2023
5.000 09/01/48 1,036,521
2,500,000 (d),(f) Sacramento City Financing Authority California, Lease Revenue
Bonds, Master Lease Program Facilities Projects, Tender Option
Bond Trust 2016-XG0100 - AMBAC Insured, (IF)
11.243 12/01/30 3,546,173
3,000,000 (d),(f) Sacramento City Financing Authority California, Lease Revenue
Bonds, Master Lease Program Facilities Projects, Tender Option
Bond Trust 2016-XG0100 - AMBAC Insured, (IF)
11.243 12/01/30 4,255,407
6,580,000 (d),(f) Sacramento City Financing Authority California, Lease Revenue
Bonds, Master Lease Program Facilities Projects, Tender Option
Bond Trust 2016-XG0100 - AMBAC Insured, (IF)
11.567 12/01/33 10,406,344
4,365,000 Sacramento, California, Special Tax Bonds, Community Facilities
District 05-1 College Square, Series 2007
5.900 09/01/37 4,378,768

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 2,150,000 (d) Sacramento, California, Special Tax Bonds, Community Facilities
District 2018-01 Railyards, Improvements Series 2022
5.250% 09/01/42 $ 2,292,203
4,000,000 (d) Sacramento, California, Special Tax Bonds, Community Facilities
District 2018-01 Railyards, Improvements Series 2022
5.250 09/01/47 4,209,912
2,250,000 (d) Sacramento, California, Special Tax Bonds, Community Facilities
District 2018-01 Railyards, Improvements Series 2022
5.375 09/01/52 2,362,014
4,914,000 (d) San Bernardino City, California, Pension Obligation Bonds,
Taxable Series 2020A
6.750 12/15/46 4,990,552
1,725,000 San Bernardino County Financing Authority, California, Revenue
Bonds, Courthouse Facilities Project, Series 2007 - NPFG Insured
5.500 06/01/37 1,796,136
17,205,000 (f) San Diego County Regional Airport Authority, California, Airport
Revenue Bonds, International Senior Series 2023B, (AMT), (UB)
5.000 07/01/53 17,850,735
2,900,000 (f) San Diego County Regional Airport Authority, California, Airport
Revenue Bonds, Subordinate Series 2019B, (AMT), (UB)
4.000 07/01/44 2,776,377
12,840,000 (f) San Diego County Regional Airport Authority, California, Airport
Revenue Bonds, Subordinate Series 2019B, (AMT), (UB)
5.000 07/01/49 13,023,869
13,205,000 (f) San Diego County Regional Airport Authority, California, Airport
Revenue Bonds, Subordinate Series 2021B, (AMT), (UB)
4.000 07/01/46 12,655,276
23,370,000 (f) San Diego County Regional Airport Authority, California, Airport
Revenue Bonds, Subordinate Series 2021B - AGM Insured,
(AMT), (UB)
4.000 07/01/51 21,994,519
10,735,000 (f) San Diego County Regional Airport Authority, California, Airport
Revenue Bonds, Subordinate Series 2021B, (AMT), (UB)
5.000 07/01/51 11,078,734
11,840,000 San Diego County Regional Airport Authority, California, Airport
Revenue Bonds, Subordinate Series 2021B, (AMT)
4.000 07/01/56 10,939,805
5,435,000 San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2024A, (AMT)
5.250 05/01/49 5,792,156
17,460,000 (f) San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2022A, (AMT),
(UB)
4.000 05/01/52 16,260,666
25,000,000 (f) San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2022A, (AMT),
(UB)
5.000 05/01/52 25,857,027
12,765,000 (f) San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2019A, (AMT), (UB)
5.000 05/01/44 13,050,175
17,000,000 (f) San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2019A, (AMT), (UB)
5.000 05/01/49 17,367,958
43,630,000 (f) San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2018D, (AMT),
(UB)
5.000 05/01/48 44,072,247
106,295,000 (f) San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2018D, (AMT),
(UB)
5.250 05/01/48 109,073,137
4,000,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2019E, (AMT)
5.000 05/01/50 4,083,842
28,600,000 (f) San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2019E, (AMT),
(UB)
5.000 05/01/50 29,199,467
2,000,000 (d) San Francisco City and County Infrastructure and Revitalization
Financing District 1 Treasure Island, California, Tax Increment
Revenue Bonds, Facilities Increment Series 2022A
5.000 09/01/52 1,986,256
1,685,000 (d) San Francisco City and County Redevelopment Agency
Successor Agency, California, Tax Allocation Bonds, Mission Bay
South Redevelopment Project, Subordinate Series 2016D
0.000 08/01/26 1,565,280
8,905,000 (d) San Francisco City and County Redevelopment Agency
Successor Agency, California, Tax Allocation Bonds, Mission Bay
South Redevelopment Project, Subordinate Series 2016D
0.000 08/01/31 6,489,021
17,120,000 (d) San Francisco City and County Redevelopment Agency
Successor Agency, California, Tax Allocation Bonds, Mission Bay
South Redevelopment Project, Subordinate Series 2016D
0.000 08/01/43 6,842,599

Portfolio of Investments December 31, 2024
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 20,035,000 (f),(g) San Mateo Union High School District, San Mateo County,
California, General Obligation Bonds, Election 2010 Series
2011A - BAM Insured, (UB)
0.000% 07/01/51 $ 15,884,465
6,740,000 Santa Clara County Housing Authority, California, Multifamily
Housing Revenue Bonds, Blossom River Project, Series 1998A,
(AMT)
6.500 09/01/39 6,740,208
7,500,000 Silicon Valley Tobacco Securitization Authority, California,
Tobacco Settlement Asset-Backed Bonds, Santa Clara County
Tobacco Securitization Corporation, Series 2007A
0.000 06/01/47 1,989,079
94,800,000 Silicon Valley Tobacco Securitization Authority, California,
Tobacco Settlement Asset-Backed Bonds, Santa Clara County
Tobacco Securitization Corporation, Turbo Capital Appreciation
Series 2007C
0.000 06/01/56 9,671,013
10,000,000 (f) Sweetwater Union High School District, California, General
Obligation Bonds, Refunding Series 2016 - BAM Insured, (UB)
4.000 08/01/47 9,950,496
1,725,000 (d) Temecula Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 16-01, Series 2017
5.500 09/01/27 1,785,334
3,605,000 (d) Temecula Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 16-01, Series 2017
5.750 09/01/32 3,795,676
4,890,000 (d) Temecula Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 16-01, Series 2017
6.125 09/01/37 5,137,648
13,145,000 (d) Temecula Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 16-01, Series 2017
6.250 09/01/47 13,694,049
95,575,000 Tobacco Securitization Authority of Southern California, Tobacco
Settlement Asset-Backed Bonds, San Diego County Tobacco
Asset Securitization Corporation, First Subordinate CABs, Series
2006B
0.000 06/01/46 23,842,904
27,875,000 (f) University of California Regents, Medical Center Pooled Revenue
Bonds, Series 2022P, (UB)
4.000 05/15/53 27,384,587
4,000,000 Walnut Creek School District, Contra Costa County, California,
General Obligation Bonds, Election 2022 Series 2023A
4.000 09/01/52 3,995,906
TOTAL CALIFORNIA 1,752,975,705
COLORADO - 11.9%
3,000,000 Aerotropolis Regional Transportation Authority, Colorado,
Special Revenue Bonds, Series 2021
4.375 12/01/52 2,545,966
10,000,000 (d) Aerotropolis Regional Transportation Authority, Colorado,
Special Revenue Bonds, Series 2024
5.750 12/01/54 10,037,348
464,000 Amber Creek Metropolitan District (In the City of Thornton),
Adams County, Colorado, Limited Tax (Convertible to Unlimited
Tax), General Obligation Refunding and Improvement Bonds,
Series 2017B
7.750 12/15/47 452,700
903,000 Antelope Heights Metropolitan District, Colorado, Limited Tax
General Obligation Bonds, Junior Lien Series Series 2021B
5.500 12/15/37 855,148
1,825,000 Arvada West Town Center Business Improvement District,
Colorado, General Obligation Bonds, Refunding Series 2015
5.450 12/01/39 1,828,848
2,290,000 Aurora Crossroads Metropolitan District 2, Colorado, Limited Tax
General Obligation Bonds, Subordinate Series 2020B
7.750 12/15/50 2,215,773
129,889,000 Aurora Highlands Community Authority Board, Adams
County, Colorado, Special Tax Revenue Bonds, Refunding &
Improvement Series 2021A
5.750 12/01/51 124,160,921
4,495,000 (f) Aurora, Colorado, Sewer Revenue Bonds, Pipeline Interceptor
Project, First Lien Series 2023, (UB)
4.000 08/01/53 4,327,959
1,250,000 Aviation Station North Metropolitan District 2, Denver County,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2019A
5.000 12/01/39 1,250,682
5,920,000 Aviation Station North Metropolitan District 2, Denver County,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2019A
5.000 12/01/48 5,716,968
4,279,000 Aviation Station North Metropolitan District 2, Denver County,
Colorado, Limited Tax General Obligation Bonds, Subordinate
Series 2019B
7.750 12/15/48 4,199,392
3,192,000 Banning Lewis Ranch Metropolitan District 4, Colorado Springs,
El Paso County, Colorado, Limited Tax General Obligation Bonds,
Series 2018A
5.750 12/01/48 3,213,429

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 2,188,000 Banning Lewis Ranch Metropolitan District 5, Colorado Springs,
El Paso County, Colorado, Limited Tax General Obligation Bonds,
Series 2018A
5.750% 12/01/48 $ 2,202,689
2,500,000 Banning Lewis Ranch Regional Metropolitan District, Colorado
Springs, El Paso County, Colorado, Limited Tax General
Obligation Bonds, Series 2018A
5.375 12/01/48 2,499,955
2,396,000 Base Village Metropolitan District 2, Colorado, General
Obligation Bonds, Refunding Series 2016A
5.500 12/01/36 2,397,621
5,010,000 Base Village Metropolitan District 2, Colorado, General
Obligation Bonds, Refunding Series 2016A
5.750 12/01/46 5,012,506
3,800,000 Baseline Metropolitan District 1, In the City and County of
Broomfield, Colorado, Special Revenue Bonds, Subordinate
Series 2024B
6.750 12/15/54 3,831,237
3,210,000 (d) Bella Mesa Metropolitan District, Castle Rock, Colorado, Limited
Tax General Obligation Bonds, Convertible Capital Appreciation
Series 2020A-3
6.750 12/01/49 3,029,572
2,880,000 Belleview Place Metropolitan District, Arapahoe County,
Colorado,  Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2020A-3
5.000 12/01/50 2,652,639
157,000 Belleview Place Metropolitan District, Arapahoe County,
Colorado,  Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2020B-3
8.000 12/15/50 127,615
2,587,000 Belleview Village Metropolitan District, Jefferson County,
Colorado, Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2020
4.950 12/01/50 2,446,371
6,160,000 Bennett Crossing Metropolitan District, Bennett, Adams County,
Colorado, General Obligation Limited Tax Bonds, Series 2020A-3
6.125 12/01/49 6,186,589
3,250,000 Bennett Ranch Metropolitan District 1, Adams County, Colorado,
General Obligation Limited Tax Bonds, Convertible to Unlimited
Tax Series 2021A
5.000 12/01/41 3,050,721
1,690,000 (d) Bent Grass Metropolitan District, El Paso County, Colorado,
Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2020
5.250 12/01/49 1,652,874
2,312,000 Berkley Shores Metropolitan District, Adams County, Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited
Tax Series 2020A-3
5.250 12/01/50 2,181,018
4,320,000 Berthoud-Heritage Metropolitan District 10, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Senior Series
2022A
4.750 12/01/52 3,662,393
334,000 Bijou Creek Metropolitan District, Arapahoe County, Colorado,
General Obligation Limited Tax Bonds, Subordinate Series 2019B
7.750 12/15/49 317,775
1,765,000 Bijou Creek Metropolitan District, Arapahoe County, Colorado,
General Obligation Limited Tax Convertible to Unlimited Tax
Bonds, Series 2019A
5.000 12/01/49 1,682,483
18,500,000 Bradley Heights Metropolitan District 2, Colorado Springs, El
Paso County, Colorado, General Obligation Limited Tax Bonds,
Series 2021A-3
4.750 12/01/51 14,594,837
1,845,000 (d) Bramming Farm Metropolitan District 1, Adams County,
Colorado, Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Capital Appreciation Series 2015
6.000 12/01/44 1,844,909
1,405,000 Bramming Farm Metropolitan District 1, Adams County,
Colorado, Limited Tax General Obligation Bonds, Subordinate
Series 2019B-3
8.500 12/15/49 1,365,136
9,375,000 Broadway Station Metropolitan District 2, Denver City and
County, Colorado, General Obligation Limited Tax Bonds,
Convertible to Unlimited Series 2019A
5.125 12/01/48 7,797,931
7,075,000 Broadway Station Metropolitan District 2, Denver City and
County, Colorado, General Obligation Limited Tax Bonds,
Subordinate (Convertible to Senior) Capital Appreciation
(Convertible to Current Interest), Limited Tax (Convertible to
Unlimited Tax) Series
7.500 12/01/48 5,286,533
2,582,000 Broadway Station Metropolitan District 3, Denver City and
County, Colorado, General Obligation Limited Tax Bonds,
Convertible to Unlimited Series 2019A
5.000 12/01/39 2,256,886

Portfolio of Investments December 31, 2024
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 5,500,000 Broadway Station Metropolitan District 3, Denver City and
County, Colorado, General Obligation Limited Tax Bonds,
Convertible to Unlimited Series 2019A
5.000% 12/01/49 $ 4,390,478
18,415,000 Broadway Station Metropolitan District 3, Denver City and
County, Colorado, General Obligation Limited Tax Bonds,
Subordinate Convertible to Senior Capital Appreciation Series
2019B
7.500 12/01/49 11,487,432
1,138,000 Buffalo Highlands Metropolitan District, Commerce City,
Colorado, Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax, Refunding & Improvement Series 2018A
5.250 12/01/38 1,133,380
2,250,000 Buffalo Highlands Metropolitan District, Commerce City,
Colorado, Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax, Refunding & Improvement Series 2018A
5.375 12/01/48 2,250,768
1,226,000 Buffalo Highlands Metropolitan District, Commerce City,
Colorado, Limited Tax General Obligation Bonds, Refunding
Subordinate Series 2018B
7.625 12/15/46 1,210,258
1,284,500 Buffalo Ridge Metropolitan District (In the City of Commerce
City), Adams County, Colorado, General Obligation Refunding
and Improvement Bonds, Series 2018B
7.375 12/15/47 1,293,275
2,400,000 Canyons Metropolitan District 5, Douglas County, Colorado,
Limited Tax General Obligation and Special Revenue Bonds,
Subordinate Refunding Series 2024B - BAM Insured
6.500 12/01/54 2,482,524
3,162,500 Carousel Farms Metropolitan District, Town of Parker, Douglas
County, Colorado, General Obligation Limited Tax Bonds, Series
2021A
5.375 12/01/51 2,807,394
4,905,000 Carriage Hills Metropolitan District, Frederick, Colorado, Limited
Tax General Obligation Bonds, Series 2018A
5.500 12/01/47 4,917,874
4,495,000 Centerra Metropolitan District 1, Loveland, Colorado, Special
Revenue Bonds, Improvement Series 2018
5.250 12/01/48 4,426,671
21,270,000 (d) Centerra Metropolitan District 1, Loveland, Colorado, Special
Revenue Bonds, Refunding & Improvement Series 2017
5.000 12/01/47 20,370,985
12,875,000 Centerra Metropolitan District 1, Loveland, Colorado, Special
Revenue Bonds, Refunding & Improvement Series 2020A
5.000 12/01/51 12,119,953
6,000,000 Centerra Metropolitan District 1, Loveland, Colorado, Special
Revenue Improvement Bonds, Series 2022
6.500 12/01/53 6,188,338
3,851,000 Cherry Creek Corporate Center Metropolitan District, Arapahoe
County, Colorado, Revenue Bonds, Refunding Senior Lien Series
2015A
5.000 06/01/37 3,813,766
1,276,000 Cherry Creek Corporate Center Metropolitan District, Arapahoe
County, Colorado, Revenue Bonds, Refunding Subordinate Lien
Series 2016B
8.000 06/15/37 1,247,055
1,370,000 Cherry Hills City Metropolitan District, Arapahoe County,
Colorado, General Obligation Limited Tax Bonds, Convertible to
Unlimited Tax Series 2020A-3
5.000 12/01/47 1,261,069
1,450,000 Citadel on Colfax Business Improvement District, Aurora,
Colorado, Special Revenue and Tax Supported Bonds, Senior
Series 2020A
5.350 12/01/50 1,357,577
1,035,000 City Center West Residential Metropolitan District 2, Greeley,
Colorado, Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax, Series 2019A
5.000 12/01/49 979,799
700,000 Clear Creek Transit Metropolitan District 2, Adams County,
Colorado, Revenue Supported Limited Tax General Obligation
Bonds, Series 2021A
5.000 12/01/50 539,787
2,250,000 Colliers Hill Metropolitan District 2, Erie, Weld County, Colorado,
General Obligation Limited Tax Bonds, Taxable Refunding
Subordinate Series 2022B-1 - BAM Insured
5.750 12/15/47 2,221,127
3,500,000 Colorado Crossing Metropolitan District 2, Colorado Springs,
Colorado, Limited Tax General Obligation Bonds, Refunding
Series 2020A-1
5.000 12/01/50 3,372,178
4,350,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds World Compass Academy Project, Series
2017
5.375 10/01/37 3,993,376

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 8,925,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds World Compass Academy Project, Series
2017
5.500% 10/01/47 $ 7,900,322
6,625,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds World Compass Academy Project, Series
2017
5.625 10/01/52 5,977,522
1,350,000 (d) Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Aspen Ridge School Project, Series
2015A
5.250 07/01/46 1,350,977
1,750,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Community Leadership Academy
Project, Series 2008
6.500 07/01/38 1,752,261
1,000,000 (d) Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Loveland Classical Schools Project,
Series 2016
5.000 07/01/46 998,868
350,000 (d) Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, New Summit Charter Academy Project,
Series 2021A
4.000 07/01/51 271,140
7,745,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Thomas MacLaren State Charter School
Project, Refunding & Improvement Series 2020A
5.000 06/01/50 7,773,514
655,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Twin Peaks Charter Academy, Series
2011B
7.500 03/15/35 656,911
500,000 (d) Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, University of Northern Colorado Lab
School, Refunding & Improvement Series 2015
5.000 12/15/35 502,072
2,500,000 (d) Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, University of Northern Colorado Lab
School, Refunding & Improvement Series 2015
5.000 12/15/45 2,500,527
890,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds,Science Technology Engineering and
Math School Project, Refunding Series 2014
5.000 11/01/44 873,920
765,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds,Science Technology Engineering and
Math School Project, Refunding Series 2014
5.125 11/01/49 747,249
14,650,000 (f) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2019A, (UB)
4.000 11/15/43 14,370,132
6,490,000 (f) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2021A, (UB)
4.000 11/15/50 6,023,730
7,130,000 (i) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2021A
3.000 11/15/51 5,473,976
21,500,000 (e) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
American Baptist Homes of the Midwest Obligated Group, Series
2013
8.000 08/01/43 14,065,932
4,085,000 (d),(e) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
American Baptist Homes Project, Series 2016
6.125 02/01/46 3,051,239
5,000,000 (i) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2
5.000 08/01/44 5,136,813
45,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2
4.000 08/01/49 40,338
4,100,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2022A
5.250 11/01/52 4,363,539
6,000,000 (f) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Intermountain Healthcare, Series 2022A, (UB)
5.000 05/15/47 6,378,666
14,000,000 (f) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Intermountain Healthcare, Series 2022A, (UB)
5.000 05/15/52 14,762,416
335,000 (d),(e) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Sunny Vista Living Center Project, Refunding & Improvement
Series 2015A
5.000 12/01/25 302,501
750,000 (d),(e) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Sunny Vista Living Center Project, Refunding & Improvement
Series 2015A
5.500 12/01/30 584,811

Portfolio of Investments December 31, 2024
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 1,650,000 (d),(e) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Sunny Vista Living Center Project, Refunding & Improvement
Series 2015A
5.750% 12/01/35 $ 1,169,687
3,600,000 (d),(e) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Sunny Vista Living Center Project, Refunding & Improvement
Series 2015A
6.125 12/01/45 2,333,842
5,070,000 (d),(e) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Sunny Vista Living Center Project, Refunding & Improvement
Series 2015A
6.250 12/01/50 3,310,005
4,250,000 Colorado High Performance Transportation Enterprise, US 36
and I-25 Managed Lanes Revenue Bonds, Senior Lien Series
2014, (AMT)
5.750 01/01/44 4,253,135
31,920,000 Colorado International Center Metropolitan District 14, Denver,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2018
5.875 12/01/46 32,049,084
750,000 Colorado International Center Metropolitan District 3, Aurora,
Colorado, General Obligation Limited Tax Bonds, Junior Lien
Series 2018C
12.500 12/15/38 741,903
657,000 Colorado International Center Metropolitan District 3, Aurora,
Colorado, General Obligation Limited Tax Bonds, Series 2018B
7.500 12/15/38 646,812
15,070,000 Colorado International Center Metropolitan District 4, Adams
County, Colorado, Limited Tax General Obligation and Special
Revenue Bonds, Refunding & Improvement Convertible Capital
Appreciation Series 2019A-2
6.250 12/01/48 15,374,795
1,996,000 Colorado International Center Metropolitan District 4, Adams
County, Colorado, Limited Tax General Obligation and Special
Revenue Bonds, Subordinate Series 2019B-2
8.750 12/15/48 1,981,050
30,925,000 Colorado International Center Metropolitan District 4, Adams
County, Colorado, Limited Tax General Obligation and Special
Revenue Refunding and Improvement Convertible Capital
Appreciation Bonds, Series 2019A-1
6.000 12/01/47 29,188,923
13,000,000 Colorado International Center Metropolitan District 8, Adams
County, Colorado, Limited Tax General Obligation Bonds, Series
2020
6.500 12/01/50 12,760,879
3,715,000 (e) Colorado Springs Urban Renewal Authority, Colorado, Senior
Special Revenue Bonds, Canyon Creek Project, Series 2018A
5.750 12/01/47 3,045,404
1,086,000 (e) Colorado Springs Urban Renewal Authority, Colorado, Senior
Special Revenue Bonds, Canyon Creek Project, Series 2018B
8.125 12/15/47 845,671
18,000,000 (f) Colorado Springs, Colorado, Utilities System Revenue Bonds,
Improvement Series 2023A, (UB)
5.250 11/15/53 19,645,105
3,160,000 Colorado Tech Center Metropolitan District, Louisville, Colorado,
General Obligaiton Bonds, Series 2018
6.000 12/01/47 3,045,260
1,495,000 Commons at East Creek Metropolitan District, Arapahoe County,
Colorado, General Obligation Limited Tax Bonds, Convertible to
Unlimited Tax Series 2020A-3
5.000 12/01/50 1,363,643
1,125,000 Conestoga Metropolitan District 2, Ault, Weld County,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2021A-3
5.250 12/01/51 1,043,569
4,405,000 Confluence Metropolitan District, Eagle County, Colorado,
Limited Tax Supported Revenue Bonds, Subordinate Series
2021B
5.500 12/15/50 4,091,371
1,755,000 Constitution Heights Metropolitan District, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Refunding
Series 2020
5.000 12/01/49 1,689,317
1,325,000 Copperleaf Metropolitan District 3, Arapahoe County, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series 2021B
5.500 12/15/36 1,278,774
725,000 Copperleaf Metropolitan District 6, Arapahoe County, Colorado,
Limited Tax, General Obligation Bonds, Subordinate Series
2022B
6.000 12/15/41 719,959
1,910,000 Cornerstar Metropolitan District, Arapahoe County, Colorado,
General Obligation Bonds, Limited Tax Convertible to Unlimited
Tax, Refunding Series 2017A
5.125 12/01/37 1,910,838

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 4,600,000 Cornerstar Metropolitan District, Arapahoe County, Colorado,
General Obligation Bonds, Limited Tax Convertible to Unlimited
Tax, Refunding Series 2017A
5.250% 12/01/47 $ 4,599,082
3,846,000 Cornerstar Metropolitan District, Arapahoe County, Colorado,
General Obligation Bonds, Limited Tax Convertible to Unlimited
Tax, Refunding Series 2017B
5.250 12/01/47 3,835,129
5,185,000 (e) Cornerstone Metropolitan District 2, Montrose and Ouray
Counties, Colorado, Limited Tax General Obligation Refunding
Bonds, Series 2010A
8.000 12/01/40 5,192,648
5,000,000 Crossroads Metropolitan District 1, El Paso County, Colorado,
Limited Tax General Obligation and Special Revenue Bonds,
Series 2022
6.500 12/01/51 5,046,929
2,375,000 Crystal Crossing Metropolitan District, Colorado, General
Obligation Limited Tax Bonds, Refunding Series 2016
5.250 12/01/40 2,388,873
4,460,000 Cumberland Green Metropolitan District, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Refunding &
Improvement Series 2015
5.250 12/01/45 4,460,528
40,580,000 Dawson Trails Metropolitan District 1, Colorado, In The Town of
Castle Rock, Limited Tax General Obligation Capital Appreciation
Turbo Bonds, Series 2024
0.000 12/01/31 23,328,294
3,410,000 DC Metropolitan District, Denver County, Colorado, Limited Tax
General Obligation Bonds, Convertible to Unlimited Tax Series
2024A
5.875 12/01/54 3,379,040
1,250,000 DC Metropolitan District, Denver County, Colorado, Limited Tax
General Obligation Bonds, Convertible to Unlimited Tax Series
2024B
8.000 12/15/54 1,241,417
1,000,000 Del Norte, Colorado, Healthcare Facilities Revenue Bonds, Rio
Grande Hospital Refunding Project, Refunding Series 2024
5.700 12/01/49 968,498
1,000,000 Del Norte, Colorado, Healthcare Facilities Revenue Bonds, Rio
Grande Hospital Refunding Project, Refunding Series 2024
5.800 12/01/54 970,782
9,000,000 (f) Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022A, (AMT), (UB)
4.125 11/15/53 8,437,285
7,085,000 (f) Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022A, (AMT), (UB)
5.500 11/15/53 7,615,644
8,200,000 (f) Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018A, (AMT), (UB)
5.000 12/01/43 8,335,547
28,210,000 (f) Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018A, (AMT), (UB)
4.000 12/01/48 26,172,629
18,500,000 (f) Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018A, (AMT), (UB)
5.000 12/01/48 18,718,126
6,000,000 (f) Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018A, (AMT), (UB)
5.250 12/01/48 6,182,222
15,000,000 (f) Denver City and County, Colorado, Dedicated Tax Revenue
Bonds, Series 2021A, (UB)
4.000 08/01/51 14,454,735
2,659,000 Denver Gateway Center Metropolitan District, In the City and
County of Denver, Colorado, General Obligation Limited Tax
Bonds, Series 2018A
5.500 12/01/38 2,662,025
6,180,000 Denver Gateway Center Metropolitan District, In the City and
County of Denver, Colorado, General Obligation Limited Tax
Bonds, Series 2018A
5.625 12/01/48 6,044,600
1,855,000 Denver Gateway Center Metropolitan District, In the City and
County of Denver, Colorado, General Obligation Limited Tax
Bonds, Subordinate Series 2018B
7.875 12/15/48 1,816,910
1,796,000 Denver International Business Center Metropolitan District 1,
Denver, Colorado, General Obligation Bonds, Subordinate
Limited Tax Series 2019B
6.000 12/01/48 1,838,398
1,500,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Capital Appreciation Series 2010A
0.000 09/01/41 732,436
70,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0.000 09/01/30 57,380
500,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0.000 09/01/31 394,266
500,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0.000 09/01/33 362,537

Portfolio of Investments December 31, 2024
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 20,000 E-470 Public Highway Authority, Colorado, Toll Revenue Bonds,
Series 2004A - NPFG Insured
0.000% 09/01/28 $ 17,643
1,700,000 (d) Elbert and Highway 86 Commercial Metropolitan District, Elbert
County, Colorado, Special Revenue and Tax Supported Bonds,
Refunding & Improvement Senior Series 2021A
5.000 12/01/41 1,676,327
1,000,000 (d) Elbert and Highway 86 Commercial Metropolitan District, Elbert
County, Colorado, Special Revenue and Tax Supported Bonds,
Refunding & Improvement Senior Series 2021A
5.000 12/01/51 930,662
4,100,000 Erie Highlands Metropolitan District 2, Weld County, Colorado,
General Obligation Bonds, Limited Tax Series 2018A
5.250 12/01/48 4,123,262
2,975,000 Erie Urban Renewal Authority, Colorado, Tax Increment Revenue
Bonds, Series 2021
4.000 12/01/38 2,539,418
18,000,000 (d) Falcon Area Water and Wastewater Authority (El Paso County,
Colorado), Tap Fee Revenue Bonds, Series 2022A
6.750 12/01/34 17,518,558
2,340,000 Fallbrook Villas Metropolitan District, Thornton, Adams County,
Colorado, Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2019A
5.250 12/01/49 2,307,493
398,000 (d) Fallbrook Villas Metropolitan District, Thornton, Adams County,
Colorado, Limited Tax General Obligation Bonds, Subordinate
Series 2019B
7.750 12/15/49 386,820
695,000 Fiddler's Business Improvement District, Colorado, Limited Tax
General Obligation Bonds, Greenwood Village Project, Series
2022
5.000 12/01/32 716,913
5,800,000 Fiddler's Business Improvement District, Colorado, Limited Tax
General Obligation Bonds, Greenwood Village Project, Series
2022
5.550 12/01/47 5,966,978
3,000 Fitzsimons Village Metropolitan District 1, Arapahoe County,
Colorado, Limited Tax  General Obligation and Special Revenue
Bonds, Refunding Series 2020A
5.000 12/01/49 2,916
611,000 Fitzsimons Village Metropolitan District 1, Arapahoe County,
Colorado, Limited Tax  General Obligation and Special Revenue
Bonds, Refunding Subordinate Series 2020B
7.000 12/15/49 570,939
14,495,000 Foothills Metropolitan District, Fort Collins, Colorado, Special
Revenue Bonds, Series 2014
5.750 12/01/30 14,493,395
34,430,000 Foothills Metropolitan District, Fort Collins, Colorado, Special
Revenue Bonds, Series 2014
6.000 12/01/38 33,414,515
5,110,000 Four Corners Business Improvement District, Erie, Boulder
County, Colorado, Limited Tax Supported Revenue Bonds, Series
2022
6.000 12/01/52 5,226,365
4,220,000 Fourth North Business Improvement District, Silverthorne,
Summit County, Colorado, Special Revenue and Tax Supported
Bonds, Refunding & Improvement Senior Series 2022A
5.500 12/01/42 4,277,716
5,780,000 Fourth North Business Improvement District, Silverthorne,
Summit County, Colorado, Special Revenue and Tax Supported
Bonds, Refunding & Improvement Senior Series 2022A
5.750 12/01/52 5,836,550
2,266,000 Fourth North Business Improvement District, Silverthorne,
Summit County, Colorado, Special Revenue and Tax Supported
Bonds, Subordinate Series 2022B
8.125 12/15/52 2,309,729
800,000 Frisco, Colorado, Marina Enterprise Revenue Bonds, Series 2019 5.000 12/01/48 777,869
17,145,000 Future Legends Sports Park Business Improvement District,
Colorado, Limited Tax General Obligation Bonds Series 2022A
and Subordinate Limited Tax General Obligation Bonds Series
2022B
6.000 12/01/52 16,247,541
2,321,000 Future Legends Sports Park Business Improvement District,
Colorado, Limited Tax General Obligation Bonds Series 2022A
and Subordinate Limited Tax General Obligation Bonds Series
2022B
8.500 12/15/52 2,166,690
3,428,000 (d) Future Legends Sports Park Metropolitan District 2, Colorado,
General Obligation Bonds, Subordinate Series 2020B
7.500 06/03/50 3,101,132
16,375,000 (d) Future Legends Sports Park Metropolitan District 2, Colorado,
Limited Tax General Obligation Bonds, Series 2020A
5.500 06/01/50 14,609,400
2,890,000 Gardens on Havana Metropolitan District 3, Arapahoe County,
Colorado, Special Revenue Bonds, Refunding Series 2017A
5.125 12/01/37 2,890,503

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 2,525,000 Gardens on Havana Metropolitan District 3, Arapahoe County,
Colorado, Special Revenue Bonds, Refunding Series 2017A
5.250% 12/01/47 $ 2,442,878
1,361,000 Gardens on Havana Metropolitan District 3, Arapahoe County,
Colorado, Special Revenue Bonds, Refunding Subordinate Series
2017B
7.750 12/15/47 1,363,838
1,370,000 (d) Glen Metropolitan District 3, El Paso County, Colorado, General
Obligation Limited Tax Bonds, Series 2021
4.250 12/01/51 1,121,567
1,320,000 Glen Metropolitan District. 2, El Paso County, Colorado, General
Obligation Limited Tax Bonds, Series 2017
5.000 12/01/47 1,293,306
1,000,000 (d) Granary Metropolitan District 9, Weld County, Colorado, Special
Assessment Revenue Bonds, Special Improvement District 1,
Series 2024
5.450 12/01/44 977,103
5,490,000 (d) Granby Ranch Metropolitan District, Colorado, Limited Tax
General Obligation Bonds, Refunding Series 2018
5.500 12/01/52 5,491,245
2,575,000 Grand Junction Dos Rios General Improvement District, Grand
Junction, Mesa County, Colorado, Special Revenue Bonds, Series
2021
4.500 12/01/41 2,189,026
3,010,000 Grand Junction Dos Rios General Improvement District, Grand
Junction, Mesa County, Colorado, Special Revenue Bonds, Series
2021
4.750 12/01/51 2,439,938
8,855,000 Grandview Reserve Metropolitan District, El Paso County,
Colorado, Limited Tax General Obligation Senior Bonds, Series
2022A and Limited Tax General Obligation Subordinate Bonds,
Series 2022B(3)
6.250 12/01/52 8,745,668
3,165,000 Grandview Reserve Metropolitan District, El Paso County,
Colorado, Limited Tax General Obligation Senior Bonds, Series
2022A and Limited Tax General Obligation Subordinate Bonds,
Series 2022B(3)
9.000 12/15/52 3,164,297
7,255,000 Green Valley Ranch East Metropolitan District 6, Adams County,
Colorado, Limited Tax General Obligation Bonds, Series 2020A-3
5.875 12/01/50 7,298,314
1,930,000 (d) Greenspire Metropolitan District 1, Weld County, Colorado,
General Obligation Limited Tax Bonds, Series 2022
5.125 12/01/51 1,799,137
1,327,000 Haskins Station Metropolitan District, Arvada, Colorado, General
Obligation Bonds, Limited Tax Special Revenue Subordinate
Series 2019B
8.750 12/15/49 1,243,284
1,200,000 Hess Ranch Metropolitan District 5, Parker, Colorado, Special
Assessment Revenue Bonds, Special Improvement District 1,
Series 2024A-2
6.500 12/01/43 1,252,199
14,810,000 (d) Hess Ranch Metropolitan District 5, Parker, Colorado, Special
Assessment Revenue Bonds, Special Improvement District 2,
Series 2024
5.500 12/01/44 14,815,720
4,684,000 Hess Ranch Metropolitan District 6, Parker, Colorado, General
Obligation Bonds, Limited Tax Subordinate Series 2020B
8.000 12/15/49 4,428,962
20,140,000 Hess Ranch Metropolitan District 6, Parker, Colorado, Limited
Tax General Obligation Bonds, Convertible Capital Appreciation
Series 2020A-2
5.750 12/01/49 17,164,049
13,500,000 Hess Ranch Metropolitan District 6, Parker, Colorado, Limited Tax
General Obligation Bonds, Series 2020A-1
5.000 12/01/49 12,535,768
575,000 Highlands Metropolitan District 1, Broomfield City  and County,
colorado, Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2021
5.000 12/01/51 511,531
1,395,000 Highlands-Mead Metropolitan District, Mead, Weld County
Colorado, Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2020A
5.125 12/01/50 1,301,389
1,515,000 Highline Crossing Metropolitan District, In the City of Aurora,
Colorado, General Obligation Limited Tax Bonds, Convertible to
Unlimited Series 2017A
5.500 12/01/47 1,518,247
336,000 Highline Crossing Metropolitan District, In the City of Aurora,
Colorado, General Obligation Limited Tax Bonds, Subordinate
Series 2017B
7.750 12/15/47 336,118
725,000 (d) Hogback Metropolitan District, Jefferson County, Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited
Tax Series 2021A
5.000 12/01/41 676,029

Portfolio of Investments December 31, 2024
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 2,625,000 (d) Hogback Metropolitan District, Jefferson County, Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited
Tax Series 2021A
5.000% 12/01/51 $ 2,345,051
2,345,000 Home Place Metropolitan District, Thornton, Adams County,
Colorado, General Obligation Bonds, Limited Tax Convertible to
Unlimited Tax Series 2020A
5.750 12/01/50 2,352,820
1,014,000 Iliff Commons Metropolitan District 2, Aurora, Colorado, General
Obligation Bonds, Subordinate Limited Tax Series 2020B
6.500 12/15/49 1,007,469
2,500,000 Independence Metropolitan District 3, Elbert County, Colorado,
Limited Tax General Obligation Bonds, Special Revenue
Refunding and Improvement Series 2024A
5.375 12/01/54 2,487,041
1,585,000 Independence Water & Sanitation District, Elbert County,
Colorado, Special Revenue Bonds, Refunding and Improvement
Series 2024
5.125 12/01/33 1,545,915
670,000 Inspiration Metropolitan District, Douglas County, Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited
Tax, Subordinate Series 2021B
5.000 12/15/36 613,171
1,610,000 Interquest South Business Improvement District, Colorado
Springs, El Paso County, Colorado, Public Improvement Fee
Revenue Bonds, Series 2017
5.000 12/01/47 1,497,653
490,000 Iron Mountain Metropolitan District 2, Windsor, Weld County,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2019A
5.000 12/01/39 478,152
1,300,000 Iron Mountain Metropolitan District 2, Windsor, Weld County,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2019A
5.000 12/01/49 1,210,468
16,119,000 Jefferson Center Metropolitan District 1, Arvada, Jefferson
County, Colorado, Special Revenue Bonds, Subordinate Series
2020B
5.750 12/15/50 16,292,139
2,510,000 Johnstown North Metropolitan District 2, Johnstown, Colorado,
General Obligation Bonds, Refunding & Improvement Series
2022A
7.000 08/15/52 2,585,601
1,000,000 Johnstown Village Metropolitan District 2, Weld County, own of
Johnstown, Colorado, General Obligation Limited Tax Bonds,
Series 2020A
5.000 12/01/50 890,989
2,500,000 Jones District Community Authority Board, Centennial, Colorado,
Special Revenue Convertible Capital Appreciaiton Bonds, Series
2020A
5.750 12/01/50 2,353,866
2,750,000 Kinston Metropolitan District 5, Loveland, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Series 2020A
5.125 12/01/50 2,682,705
3,850,000 Kinston Metropolitan District 5, Loveland, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Subordinate
Series 2020B
7.500 12/15/52 3,807,542
9,000,000 (d) Kremmling Memorial Hospital District, Colorado, Certificates of
Participation, Series 2024
6.375 12/01/49 8,591,360
3,875,000 (d) Kremmling Memorial Hospital District, Colorado, Certificates of
Participation, Series 2024
6.625 12/01/56 3,781,270
2,610,000 Lake of the Rockies Metropolitan District, In the Town of
Monument, El Paso County,  Colorado, Subordinate General
Obligation Limited Tax Bonds, Series 2018B
5.000 08/01/48 2,514,512
371,000 Lake of the Rockies Metropolitan District, In the Town of
Monument, El Paso County,  Colorado, Subordinate General
Obligation Limited Tax Bonds, Series 2018B
7.500 08/01/48 359,192
1,080,000 Lanterns Metropolitan District 3, Douglas County, Colorado,
General Obligation Bonds, Limited Tax Series 2023A-1
7.250 12/01/53 1,143,965
10,000,000 (d) Ledge Rock Center Commercial Metropolitan District (In the
Town of Johnstown, Weld County, Colorado), Limited Tax
General Obligation Bonds, Series 2022
7.375 11/01/52 10,189,878
3,050,000 Ledge Rock Center Residential Metropolitan District 1, Weld
County, Colorado, Limited Tax General Obligation Bonds, Series
2024A
6.375 12/01/54 3,113,820
605,000 Ledge Rock Center Residential Metropolitan District 1, Weld
County, Colorado, Subordinate Limited Tax General Obligation
Bonds, Series 2024B
8.750 12/15/54 614,826

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 6,000,000 Legato Community Authority, Colorado, Commerce City
Colorado Limited Tax Supported Revenue Bonds District 12 3 &
7 Convertible Capital Appreciation Series 2021A-2
5.000% 12/01/51 $ 4,556,965
1,355,000 Legato Community Authority, Colorado, Commerce City
Colorado Limited Tax Supported Revenue Bonds District 12 3 &
7 Series 2021A-1
5.000 12/01/41 1,257,889
2,060,000 Legato Community Authority, Colorado, Commerce City Limited
Tax Supported Revenue Bonds District 12 3 & 7 Series 2021A-1
5.000 12/01/46 1,846,145
2,269,000 Legato Community Authority, Colorado, Commerce City Limited
Tax Supported Revenue Bonds District 12 3 & 7 Series 2021B
8.250 12/15/51 2,122,443
1,180,000 Lochbuie Station Metropolitan District, Adams County, Colorado,
General Obligation Limited Tax Bonds, Convertible to Unlimited
Tax Series 2020A
5.750 12/01/50 1,184,936
2,090,000 Mayberry Community Authority, Colorado Springs, El Paso
County, Colorado, Special Revenue Bonds, Series 2021A
5.000 12/01/41 1,988,232
5,585,000 Mayberry Community Authority, Colorado Springs, El Paso
County, Colorado, Special Revenue Bonds, Series 2021A
5.000 04/15/51 5,037,155
1,178,000 Mayfield Metropolitan District, Thornton, Colorado, General
Oblgation Bonds, Limited Tax Series 2020A
5.750 12/01/50 1,184,103
1,460,000 Mead Western Meadows Metropolitan District, Colorado,
General Obligation Limited Tax Bonds, Refunding Series 2018
5.000 12/01/47 1,461,424
1,988,000 Meadowbrook Crossing Metropolitan District, EL Paso County,
Colorado, General Obligation Limited Tax Bonds, Refunding
Series 2020A
5.250 12/01/49 1,992,749
1,544,000 Meadowlark Metropolitan District, Parker Town, Douglas County,
Colorado, Limited Tax General Obligation Bond, Convertible to
Unlimited Tax Series 2020A
4.875 12/01/40 1,561,952
750,000 Meadowlark Metropolitan District, Parker Town, Douglas County,
Colorado, Limited Tax General Obligation Bond, Convertible to
Unlimited Tax Series 2020A
5.125 12/01/50 760,077
1,695,000 Meridian Ranch Metropolitan District 2018, Subdistrict, El Paso
County, Colorado, General Obligation Limited Tax Bonds, Series
2022
6.750 12/01/52 1,724,169
1,395,000 (d) Mineral Business Improvement District, Arapahoe County,
Colorado, General Obligation and Special Revenue Bonds,
Limited Tax Series 2024A
5.750 12/01/54 1,413,504
1,473,000 Mirabelle Metropolitan District 2, Douglas County, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series 2020B
7.375 12/15/49 1,443,858
10,000 Mountain Shadows Metropolitan District, Colorado, General
Obligation Limited Tax Bonds,  Series 2016B
7.500 12/15/46 9,876
1,466,000 Mountain Shadows Metropolitan District, Colorado, General
Obligation Limited Tax Bonds, Refunding Series 2016
5.000 12/01/35 1,468,724
5,180,000 Mountain Shadows Metropolitan District, Colorado, General
Obligation Limited Tax Bonds, Refunding Series 2016
5.000 12/01/46 4,969,451
2,141,000 Mountain Shadows Metropolitan District, Weld County,
Colorado, Limited Tax General Obligation Bonds, Series 2015
5.500 12/01/44 2,142,916
981,000 Mountain Sky Metropolitan District, Fort Lupton, Weld County,
Colorado, Limited Tax General Obligation Bonds, Series 2020A
5.000 12/01/49 928,679
609,000 Mountain Sky Metropolitan District, Fort Lupton, Weld County,
Colorado, Limited Tax General Obligation Bonds, Subordinate
Series 2020B
7.625 12/15/49 578,176
3,365,000 Mulberry Metropolitan District 2, Fort Collins, Colorado, Limited
Tax General Obligation Bonds, Series 2022A
7.000 12/01/52 3,477,140
2,500,000 Mulberry Metropolitan District 2, Fort Collins, Colorado, Limited
Tax General Obligation Bonds, Subordinate Series 2022B
9.000 12/15/52 2,577,975
3,600,000 (d) Murphy Creek Metropolitan District 2, Arapahoe County,
Colorado, General Obligation Bonds, Convertible to Unlimited
Tax, Limited Tax Series 2024A
6.000 12/01/54 3,516,771
2,145,000 Murphy Creek Metropolitan District 5 (In the City of Aurora,
Arapahoe County, Colorado), General Obligation Limited Tax
Bonds, Series 2022A and Subordinate General Obligation
Limited Tax Bonds, Series 2022B(3)
6.000 12/01/52 2,161,720
1,760,000 North Holly Metropolitan District, Colorado, Limited Tax General
Obligation Bonds, Convertible to Unlimited Tax Series 2018A
5.500 12/01/48 1,764,234

Portfolio of Investments December 31, 2024
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 340,000 North Pine Vistas Metropolitan District 3, Castle Pines, Douglas
County, Colorado, Limited Tax General Obligation Bonds,
Subordinate Series 2021B - AGM Insured
4.625% 12/15/51 $ 286,461
1,516,000 North Range Metropolitan District 2, Adams County, Colorado
, Limited Tax General Obligation Bonds, Refunding Special
Revenue & Improvement Series 2017A
5.625 12/01/37 1,517,316
10,820,000 North Range Metropolitan District 3, Adams County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A-3
5.250 12/01/50 10,903,351
9,710,000 North Vista Highlands Metropolitan District 3, Pueblo County,
Colorado, Limited Tax General Obligation Bonds, Series 2020
5.125 12/01/49 9,357,425
2,000,000 Northfield Metropolitan District 2, Fort Collins, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Series 2020A
5.000 12/01/50 1,831,886
865,000 Northfield Metropolitan District 2, Fort Collins, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Subordinate
Series 2020B
7.500 12/15/50 824,450
2,050,000 (d) Old Towne Metropolitan District, Douglas County, Colorado,
General Obligation Bonds, Refunding and Improvement Limited
Tax Series 2024
6.000 12/01/53 2,018,244
3,350,000 Orchard Park Place North Metropolitan District, Westminster,
Colorado, Limited Tax General Obligation Bonds, Series 2019A
5.250 12/01/48 3,250,781
611,000 Orchard Park Place North Metropolitan District, Westminster,
Colorado, Limited Tax General Obligation Bonds, Subordinate
Series 2019B
7.750 12/15/48 587,709
3,250,000 (d) Orchard Park Place South Metropolitan District, Adams County,
Colorado, General Obligation Bonds, Limited Tax Series 2024
6.000 12/01/54 3,259,972
1,000,000 Overlook Metropolitan District, Parker, Douglas County,
Colorado, General Obligation Limited Tax Bonds, Refunding
Subordinate Series 2021B-3
5.500 12/15/51 895,428
3,445,000 Overlook Park Metropolitan District, Routt County, Colorado,
General Obligation Bonds, Limited Tax Senior Series 2023A
7.250 12/01/53 3,505,836
42,040,000 Painted Prairie Public Improvement Authority, Aurora, Colorado,
Special Revenue Bonds, Series 2019
5.000 12/01/49 38,770,734
1,995,000 (d) Palisade Metropolitan District 2, Broomfield County, Colorado,
General Obligation Limited Tax Bonds, Refunding Subordinate
Convertible Capital Appreciation Series 2024B
5.875 12/15/54 1,815,429
1,360,000 (d) Palisade Metropolitan District 2, Broomfield County, Colorado,
General Obligation Limited Tax Bonds, Second Subordinate
Series 2024C
8.000 12/15/37 1,355,230
1,863,000 Palisade Park West Metropolitan District, Broomfield County,
Colorado, Limited Tax General Obligation Bonds, Subordinate
Series 2024B
7.000 12/15/54 1,844,355
3,670,000 (d) Parkdale Community Authority, Erie County, Colorado, Limited
Tax Supported Convertible Capital Appreciation Revenue Bonds,
District 2, Series 2024A
7.750 12/01/53 2,864,276
1,392,000 (d) Parkdale Community Authority, Erie County, Colorado, Limited
Tax Supported Convertible Capital Appreciation Revenue Bonds,
District 2, Series 2024A
9.000 12/15/53 1,394,566
1,310,000 Parkdale Community Authority, Erie, Colorado, Limited Tax
Supported Revenue Bonds, District 1, Series 2020A
5.000 12/01/40 1,268,691
3,335,000 Parkdale Community Authority, Erie, Colorado, Limited Tax
Supported Revenue Bonds, District 1, Series 2020A
5.250 12/01/50 3,141,752
1,331,000 (h) Parker Automotive Metropolitan District (In the Town of Parker,
Colorado), General Obligation Bonds, Refunding Series 2016,
(Pre-refunded 12/01/26)
5.000 12/01/45 1,371,646
1,000,000 (d) Peak Metropolitan District 1, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Series 2021A
5.000 12/01/41 925,255
3,450,000 (d) Peak Metropolitan District 1, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Series 2021A
5.000 12/01/51 3,005,959
1,652,000 (d) Peak Metropolitan District 1, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Subordinate
Series 2021B
7.625 12/15/51 1,538,600
8,060,000 Peak Metropolitan District 3, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Series 2022A-1
7.500 12/01/52 8,191,671

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 52,535,000 Peak Metropolitan District 3, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Convertible Capital
Appreciation Bonds, Series 2022A-2
8.000% 12/01/52 $ 32,240,178
9,580,000 Pioneer Community Authority Board (Weld County, Colorado),
Special Revenue Bonds, Series 2022
6.500 12/01/34 9,268,159
2,000,000 (d) Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment
Revenue Bonds, Refunding Series 2013
5.000 12/01/40 1,999,856
980,000 Poudre Heights Valley Metropolitan District, Weld County,
Colorado, Limited Tax General Obligation Bonds, Series 2024A
5.500 12/01/54 960,253
2,990,000 Powers Metropolitan District In the City of Colorado Springs, El
Paso County, Colorado, Limited Tax General Obligation Bonds,
Series 2018
5.375 12/01/48 2,918,799
1,910,000 (d) Prairie Center Metopolitan District No. 3, In the City of Brighton,
Adams County, Colorado, Limited Property Tax Supported
Primary Improvements Revenue Bonds, Refunding Series 2017A
5.000 12/15/41 1,919,605
725,000 Prairie Center Metropolitan District 7, Brighton, Adams County,
Colorado, Limited Tax General Obligation Bonds, Series 2020
4.875 12/15/44 655,504
3,315,000 Prairie Center Metropolitan District No. 3, In the City of Brighton,
Adams County, Colorado, Limited Property Tax Supported
Primary Improvements Revenue Bonds, Series 2024A
5.875 12/15/46 3,564,976
2,000,000 (d) Prairie Corner Metropolitan District, Adams County, Colorado,
Limited Tax General Obligation Bonds, Series 2021
4.875 12/01/51 1,735,695
7,237,000 (d) Prairie Song Metropolitan District 4, Windsor, Colorado, Limited
Tax General Obligation Bonds, Series 2021
6.000 12/01/51 6,690,604
500,000 Pronghorn Valley Metropolitan District, Aurora, Colorado, Limited
Tax General Obligatoin Bonds, Subordinate Series 2021B
7.250 12/15/51 491,469
1,480,000 Ptarmigan West Metropolitan District 2, Windsor, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Series 2021-3
4.125 12/01/51 1,099,591
20,000,000 (f) Pueblo County, Colorado, Certificates of Participation, County
Judicial Complex Project, Series 2022A, (UB)
5.000 07/01/49 21,020,422
400,000 (d) Pueblo Urban Renewal Authority, Colorado, Tax Increment
Capital Appreciation Revenue Bonds, EVRAZ Project, Series
2021A and Tax Increment Revenue Capital Appreciation Bonds,
Series 2021B
0.000 12/01/25 381,148
3,080,000 (d) Pueblo Urban Renewal Authority, Colorado, Tax Increment
Revenue Bonds, EVRAZ Project, Series 2021A
4.750 12/01/45 2,664,095
9,890,000 Raindance Metropolitan District 1, Acting by and through its
Water Activity Enterprise In the Town of Windsor, Weld County,
Colorado, Non-Potable Water Enterprise Revenue Bonds, Series
2020
5.250 12/01/50 9,896,652
3,475,000 Range View Estates Metropolitan District, Mead, Weld County,
Colorado, Limited Tax General Obligation Bonds, Series 2020A
5.000 12/01/49 3,303,360
515,000 Range View Estates Metropolitan District, Mead, Weld County,
Colorado, Limited Tax General Obligation Bonds, Subordinate
Series 2020B
7.750 12/15/49 489,982
12,890,000 Reagan Ranch Metropolitan District 1, Colorado Springs,
Colorado, General Obligation Bonds, Limited Tax Series 2021-3
5.375 12/01/51 11,442,628
5,340,000 Reata South Metropolitan District, Douglas County, Colorado,
Limited Tax General Obligation Bonds, Refunding Series 2018
5.500 12/01/47 5,376,188
575,000 Red Sky Ranch Metropolitan District, Eagle County, Colorado,
General Obligation Bonds, Refunding & Improvement Series
2015
4.750 12/01/35 548,329
3,195,000 Red Sky Ranch Metropolitan District, Eagle County, Colorado,
General Obligation Bonds, Refunding & Improvement Series
2015
5.000 12/01/44 3,084,511
3,165,000 Regency Metropolitan District, Douglas County, Colorado,
General Obligation Limited Tax Bonds, Refunding Series 2019
5.000 12/01/46 3,108,687
2,295,000 Remuda Ranch Metropolitan District, Douglas County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A
5.000 12/01/50 2,096,258
5,098,000 Reserve Metropolitan District 2, Mount Crested Butte, Colorado,
Limited Tax General Obligation Bonds, Refunding Series 2016A
5.000 12/01/45 4,930,150
1,325,000 Reserve Metropolitan District 2, Mount Crested Butte, Colorado,
Limited Tax General Obligation Bonds, Series 2016B
5.125 12/01/45 1,289,128

Portfolio of Investments December 31, 2024
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 282,000 Richards Farm Metropolitan District, Colorado, Limited Tax
General Obligation Bonds, Subordinate Series 2019B
6.500% 12/15/49 $ 278,827
7,598,000 (d) Ridge at Johnstown Metropolitan District 8, Larimer County,
Colorado, Special Assessment Revenue Bonds, Special
Improvement District 1, Series 2024
5.875 12/01/44 7,425,554
1,645,000 Ritoro Metropolitan District In the Town of Elizabeth, Elbert
County, Colorado, Limited Tax , Convertible to Unlimited Tax,
General Obligation Bonds, Series 2019A
5.000 12/01/49 1,596,753
2,850,000 Riverdale Ranch Metropolitan District, Thornton City, Adams
County, Colorado, Limited Tax General Obligation Bonds,
Convertible to Unlimited Tax Series 2019A
5.000 12/01/49 2,716,757
628,000 Riverdale Ranch Metropolitan District, Thornton City, Adams
County, Colorado, Limited Tax General Obligation Bonds,
Subordinate Series 2019B
7.750 12/15/49 600,668
2,500,000 Riverpark Metropolitan District, Arapahoe County, Colorado,
Limited Tax General Obligation and Special Revenue Bonds,
Series 2024
6.375 12/01/54 2,567,498
500,000 Riverview Metropolitan District, Steamboat Springs, Routt
County, Colorado, General Obligation Limited Tax Bonds,
Convertible to Unlimited Tax Refunding Series 2021
5.000 12/01/51 458,772
6,345,000 Riverwalk Metropolitan District 2, Glendale, Arapahoe County,
Colorado, Special Revenue Bonds, Series 2022A
5.000 12/01/52 5,627,435
2,625,000 RRC Metropolitan District 2, Jefferson County, Colorado, Limited
Tax General Obligation Bonds, Series 2021
5.250 12/01/51 2,321,921
5,000,000 Sagebrush Farm Metropolitan District 1, Aurora, Adams County,
Colorado, General Obligation Limited Tax Bonds, Series 2022A
6.750 12/01/52 5,276,828
10,000,000 Sagebrush Farm Metropolitan District 1, Aurora, Adams County,
Colorado, General Obligation Limited Tax Bonds, Subordinate
Series 2024
8.000 12/15/54 10,094,930
2,861,000 (d) Saint Vrain Lakes Metropolitan District 4, Weld County, Colorado,
General Obligation Bonds, Firestone Subordinate Limited Tax
Series 2024B
8.750 09/20/54 2,812,541
804,000 Severance Shores Metropolitan District 4, Weld County,
Colorado, Limited Tax General Obligation Bonds, Subordinate
Series 2020B
8.250 12/15/49 779,124
2,132,000 Siena Lake Metropolitan District, Gypsum, Colorado, General
Obligation Limited Tax Bonds, Series 2021
3.750 12/01/41 1,726,618
7,341,000 Siena Lake Metropolitan District, Gypsum, Colorado, General
Obligation Limited Tax Bonds, Series 2021
4.000 12/01/51 5,570,928
1,025,000 Silver Leaf Metropolitan District, Jefferson County, Colorado,
General Obligation Limited Tax Bonds, Series 2021A-3
5.250 12/01/50 917,771
859,000 Silver Peaks Metropolitan District No. 2, In the Town of Lochbuie,
Weld County, Colorado, Limited Tax General Obligation
Subordinate Bonds, Series 2018B
7.250 12/15/47 832,772
2,015,000 Silverstone Metropolitan District 3, Weld County, Colorado,
General Obligation and Special Revenue Bonds, Limited Tax
Series 2023
7.750 12/01/45 2,069,814
6,000,000 (d) Sky Ranch Community Authority Board (Arapahoe County,
Colorado), Limited Tax Supported District No. 3 Senior Bonds
(Tax-Exempt Fixed Rate), Series 2022A and Subordinate Bonds
(Tax-Exempt Fixed Rate), Series 2022B(3)
5.750 12/01/52 5,881,694
550,000 Sky Ranch Community Authority Board, Arapahoe County,
Colorado, Limited Tax Supported District 1 Revenue Bonds,
Subordinate Series 2024B
6.500 12/15/54 554,909
1,820,000 South Aurora Regional Improvement Authority, Aurora, Colorado,
Special Revenue Bonds, Series 2018
6.250 12/01/57 1,809,417
1,000,000 South Timnath Metropolitan District No. 1,  In the Town of
Timnath, Larimer County, Colorado, Limited Tax General
Obligation Bonds, Series 2019A
5.500 12/01/48 848,430
2,208,000 South Timnath Metropolitan District No. 1,  In the Town of
Timnath, Larimer County, Colorado, Subordinate Limited Tax
General Obligation Bonds, Series 2019B
8.000 12/15/48 1,926,319

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 5,890,000 Southwest Timnath Metropolitan District 4, Timnath, Larimer
County, Colorado, Limited Tax General Obligation Bonds, Series
2017A
5.375% 12/01/47 $ 5,895,103
1,105,000 Southwest Timnath Metropolitan District 4, Timnath, Larimer
County, Colorado, Limited Tax General Obligation Bonds,
Subordinate Series 2017B
7.750 12/15/47 1,099,914
1,910,000 Spring Valley Metropolitan District 4, Elbert County, Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited
Tax Series 2020A
5.000 12/01/40 1,806,539
2,270,000 Spring Valley Metropolitan District 4, Elbert County, Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited
Tax Series 2020A
5.125 12/01/50 2,057,465
2,500,000 (d),(g) St. Vrain Lakes Metropolitan District 4, Weld County, Colorado,
General Obligation Bonds, Firestone Convertible Capital
Appreciation Limited Tax Series 2024A
0.000 09/20/54 1,815,610
1,325,000 St. Vrain Lakes Metropolitan District No. 2, Weld County,
Colorado, Limited Tax General Obligation Bonds, Refunding and
Improvement Series 2024B
6.375 11/15/54 1,343,124
16,000,000 Sterling Ranch Community Authority Board, Douglas County,
Colorado, Limited Tax Supported and Special Revenue Bonds,
Special District 3, Series 2022
6.750 12/01/53 16,988,374
1,100,000 (d) Sterling Ranch Community Authority Board, Douglas County,
Colorado, Limited Tax Supported and Special Revenue Bonds,
Special District 4 Subdistrict B, Refunding & Improvement Series
2024A
5.750 12/01/54 1,114,591
2,624,000 (d) Sterling Ranch Community Authority Board, Douglas County,
Colorado, Limited Tax Supported and Special Revenue Bonds,
Special District 4 Subdistrict B, Refunding & Improvement
Subordinate Series 2024B
8.250 12/15/54 2,624,745
4,137,000 Sterling Ranch Community Authority Board, Douglas County,
Colorado, Special Improvement Revenue Bonds, Special District
1, Series 2024
5.625 12/01/43 4,277,512
5,000,000 Sterling Ranch Metropolitan District 1, El Paso County, Colorado,
General Obligation Limited Tax Bonds, Series 2020
5.125 12/01/50 4,696,883
11,750,000 Sterling Ranch Metropolitan District 2, El Paso County, Colorado,
General Obligation Bonds, Limited Tax Convertible Capital
Appreciation Series 22
5.750 12/01/51 11,822,440
7,500,000 (e) Stone Ridge Metropolitan District 2, Colorado, General
Obligation Bonds, Limited Tax Convertible to Unlimited, Series
2007
7.250 12/01/31 1,200,000
2,175,000 Sunlight Metropolitan District, Steamboat Springs, Colorado,
Limited Tax General Obligation Bonds, Series 2020
5.000 12/01/50 2,116,565
668,000 The Village at Dry Creek Metropolitan District No. 2, In the City
of Thornton, Adams County, Colorado, Limited Tax General
Obligation and Special Revenue Bonds, Series 2019
4.375 12/01/44 653,421
1,275,000 (d) Third Creek Metropolitan District 1, Commerce City, Colorado,
Limited Tax General Obligation Bonds, Series 2022A-1
4.750 12/01/51 1,034,950
1,730,000 Timberleaf Metropolitan District, Adams County, Colorado,
General Obligation Bonds, Limited Tax Convertible to Unlimited
Tax Series 2020A
5.750 12/01/50 1,735,769
875,000 Trails at Crowfoot Metropolitan District 3, Parker, Colorado,
Limited Tax General Obligation Bonds, Refunding Series 2024B
6.875 12/15/52 862,151
3,400,000 Transport Metropolitan District 3, In the City of Aurora,
Adams County, Colorado, General Obligation Limited Bonds,
Convertible Capital Appreciation Series 2021A-2
5.500 12/01/51 2,712,761
7,200,000 Transport Metropolitan District 3, In the City of Aurora, Adams
County, Colorado, General Obligation Limited Bonds, Series
2021A-1
5.000 12/01/41 6,272,400
9,985,000 Transport Metropolitan District 3, In the City of Aurora, Adams
County, Colorado, General Obligation Limited Bonds, Series
2021A-1
5.000 12/01/51 7,968,441
8,730,000 (d) Tree Farm Metropolitan District, Eagle County, Colorado, General
Obligation Limited Tax Bonds, Series 2021
4.750 12/01/50 7,732,749

Portfolio of Investments December 31, 2024
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 3,000,000 (d) Triview Metropolitan District 4, Colorado, El Paso County,
General Obligation Bonds Limited Tax Series 2018
5.750% 12/01/48 $ 3,013,111
1,568,000 Two Bridges Metropolitan District, Douglas County, Colorado,
General Obligation Limited Tax Bonds, Series 2018A
5.625 08/01/48 1,577,572
9,500,000 (e) Valagua Metropolitan District, Eagle County, Colorado, General
Obligation Limited Tax Bonds, Series 2008
2.325 12/01/37 1,900,000
1,235,000 Velocity Metropolitan District 3, In the City of Aurora, Colorado,
Limited Tax General Obligation Bonds, Series 2019
5.125 12/01/34 1,220,419
5,870,000 Velocity Metropolitan District 3, In the City of Aurora, Colorado,
Limited Tax General Obligation Bonds, Series 2019
5.375 12/01/39 5,745,957
28,555,000 Velocity Metropolitan District 3, In the City of Aurora, Colorado,
Limited Tax General Obligation Bonds, Series 2019
5.500 12/01/48 27,512,819
5,000,000 Velocity Metropolitan District 5, In the City of Aurora, Colorado,
Limited Tax General Obligation Bonds, Convertible Capital
Appreciation Series 2020A-2
6.000 12/01/50 3,782,723
8,000,000 Velocity Metropolitan District 5, In the City of Aurora, Colorado,
Limited Tax General Obligation Bonds, Series 2020A-1
5.375 12/01/50 7,126,122
5,275,000 (d) Ventana Metropolitan District, El Paso County, Colorado, General
Obligation Bonds, Limited Tax Refunding and Improvement
Series 2023A
6.500 09/01/53 5,542,018
6,500,000 (g) Verve Metropolitan District 1, Jefferson County and the City and
County of Broomfield, Colorado, General Obligation Bonds,
Convertible Capital Appreciation Improvement Series 2024A
0.000 12/01/54 4,522,874
3,570,000 Verve Metropolitan District 1, Jefferson County and the City and
County of Broomfield, Colorado, General Obligation Bonds,
Improvement Limited Tax Series 2023
6.750 12/01/52 3,527,995
2,000,000 Verve Metropolitan District 1, Jefferson County and the City and
County of Broomfield, Colorado, General Obligation Bonds,
Refunding and Improvement Limited Tax Series 2021
5.000 12/01/51 1,596,082
1,373,000 (d) Village at Southgate Metropolitan District, Adams County,
Colorado, Limited Tax General Obligation Bonds, Series 2018A
5.625 12/01/48 1,378,147
380,000 (d) Village at Southgate Metropolitan District, Adams County,
Colorado, Limited Tax General Obligation Bonds, Subordinate
Series 2018B
7.750 12/15/40 370,311
3,800,000 Village East Community Metropolitan District, Frederick, Weld
County, Colorado, Limited Tax General Obligation Bonds, Series
2020A
5.250 12/01/50 3,609,421
586,000 Village East Community Metropolitan District, Frederick, Weld
County, Colorado, Limited Tax General Obligation Bonds,
Subordinate Series 2020B
8.125 12/15/50 564,933
1,575,000 Village East Metropolitan District 3, Weld County, Colorado,
General Obligation Limited Tax Bonds, Series 2017A
5.000 12/01/46 1,542,919
143,000 Village East Metropolitan District 3, Weld County, Colorado,
General Obligation Limited Tax Bonds, Subordinate Series 2017B
7.750 12/15/46 139,520
12,435,000 Villages at Johnstown Metropolitan District 7, Johnstown,
Colorado, Limited Tax General Obligation Bonds, Series
2022A(3)
6.250 12/01/52 12,682,728
4,145,000 Ward TOD Metropolitan District 1, Wheat Ridge, Jefferson
County, Colorado, Limited Tax General Obligation Bonds,
Convertible to Unlimited Tax Series 2019A
5.000 12/01/49 3,945,735
600,000 Ward TOD Metropolitan District 1, Wheat Ridge, Jefferson
County, Colorado, Limited Tax General Obligation Bonds,
Subordinate Limited Tax Series 2019B
7.750 12/15/49 576,947
2,265,000 Waterfall Metropolitan District 1, Larimer County, Colorado,
Limited Tax General Obligation Bonds, Refunding Senior Series
2022A
5.250 12/01/52 2,183,194
3,000,000 Waterfront At Foster Lake Metropolitan District 2, Weld County,
Colorado, Limited Tax Senior General Obligation Bonds, Series
2022A3-1
5.000 12/01/51 2,642,989
11,450,000 Waterfront at Foster Lake Metropolitan District 2, Weld County,
Colorado, Special Revenue Bonds, Series 2022
4.625 12/01/28 11,146,530
5,500,000 Waterview II Metropolitan District, El Paso County, Colorado,
Limited Tax General Obligation Bonds, Series 2022A
5.000 12/01/51 5,305,739

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 2,200,000 West Globeville Metropolitan District 1, Denver, Colorado,
General Obligation Limited Tax Bonds, Series 2022
6.250% 12/01/32 $ 2,189,710
21,650,000 West Globeville Metropolitan District 1, Denver, Colorado,
General Obligation Limited Tax Bonds, Series 2022
6.750 12/01/52 21,210,646
40,050,000 (d) West Globeville Metropolitan District 1, Denver, Colorado,
General Obligation Limited Tax Bonds, Series 2024A-2
8.000 12/01/54 23,334,227
10,895,000 (d) West Globeville Metropolitan District 1, Denver, Colorado,
Special Assessment Revenue Bonds, Special Improvement
District 1, Series 2024
5.750 12/01/44 10,891,255
1,277,000 Westcreek Metropolitan District 2, Douglas County, Colorado,
Limited Tax General Obligation Bonds, Series 2019A
5.375 12/01/48 1,279,275
1,000,000 Westerly Metropolitan District 4, Weld County, Colorado, General
Obligation Limited Tax Bonds, Convertible Capital Appreciation
Bonds, Series 2021A-2
5.750 12/01/50 753,881
750,000 Westerly Metropolitan District 4, Weld County, Colorado, General
Obligation Limited Tax Bonds, Series 2021A-1
5.000 12/01/40 697,350
1,000,000 Westerly Metropolitan District 4, Weld County, Colorado, General
Obligation Limited Tax Bonds, Series 2021A-1
5.000 12/01/50 895,900
5,355,000 Westgate Metropolitan District, Colorado Springs, El Paso
County, Colorado, General Obligation Limited Tax Bonds, Series
2022
5.125 12/01/51 4,620,630
1,920,000 Westview Metropolitan District, Weld County, Colorado, General
Obligation Limited Tax Bonds, Series 2019A
5.125 12/01/49 1,857,948
313,000 Westview Metropolitan District, Weld County, Colorado, General
Obligation Limited Tax Bonds, Subordinate Series 2019B
7.750 12/15/49 301,938
4,600,000 (d) Westwood Metropolitan District, Thornton, Adams County,
Colorado, Limited Tax General Obligation Bonds, Senior Series
2021A
4.000 12/01/51 3,579,530
2,780,000 White Buffalo Metropolitan District 3, Adams County, Colorado,
Limited Tax General Obligation bonds, Convertible to Unlimited
Tax Bonds, Series 2020
5.500 12/01/50 2,705,259
756,000 Willow Bend Metropolitan District, City of Thornton, Adams
County, Colorado, Limited Tax General Obligation Bonds,
Subordinate Series 2019B
7.625 12/15/49 720,044
24,610,000 (d) Windler Public Improvement Authority, Aurora, Colorado,
Limited Tax Supported Revenue Bonds, Convertible Capital
Appreciation Series 2021A-2
4.625 12/01/51 16,054,538
3,785,000 (d) Windler Public Improvement Authority, Aurora, Colorado,
Limited Tax Supported Revenue Bonds, Series 2021A-1
4.000 12/01/41 3,185,747
43,660,000 (d) Windler Public Improvement Authority, Aurora, Colorado,
Limited Tax Supported Revenue Bonds, Series 2021A-1
4.125 12/01/51 34,171,495
3,265,000 Windshire Park Metropolitan District 2, Windsor, Weld County,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2017A
6.500 12/01/47 3,317,323
1,635,000 Windshire Park Metropolitan District 2, Windsor, Weld County,
Colorado, Limited Tax General Obligation Bonds, Subordinate
Series 2017B
7.750 12/15/47 1,636,878
3,300,000 Windsor Highlands Metropolitan District 9, Windsor, Larimer
County, Colorado, Limited Tax Supported Revenue Bonds, Series
2019
5.000 12/01/39 3,233,581
9,315,000 Windsor Highlands Metropolitan District 9, Windsor, Larimer
County, Colorado, Limited Tax Supported Revenue Bonds, Series
2019
5.000 12/01/49 8,649,680
1,185,000 (d) Winsome Metropolitan District No. 3, El Paso County, Colorado,
General Obligation Limited Tax Bonds, Series 2021A
5.125 12/01/50 1,043,306
1,500,000 Woodmen Heights Metropolitan District 2, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Refunding
Subordinate Series 2020B-2
7.500 12/15/40 1,429,977
2,175,000 Yarrow Gardens Metropolitan District, In the City of Wheat Ridge,
Jefferson County, Colorado, General Obligation Limited Tax
Convertible to Unlimited Tax Bonds, Series 2018A
5.875 12/01/48 2,203,547

Portfolio of Investments December 31, 2024
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 292,000 (d) Yarrow Gardens Metropolitan District, In the City of Wheat Ridge,
Jefferson County, Colorado, General Obligation Subordinate
General Obligation Limited Tax Bonds, Series 2018B
8.125% 12/15/48 $ 283,653
TOTAL COLORADO 1,754,979,625
CONNECTICUT - 0.2%
6,115,000 (f) Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Connecticut Childrens Medical Center and Subsidiaries,
Series 2023E, (UB)
4.250 07/15/53 5,908,279
1,000,000 (d) Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Healthcare Facility Expansion Church Home of Hartford
Inc. Project, Series 2016A
5.000 09/01/46 964,045
5,355,000 (f) Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Social Series 2024A, (UB)
4.600 11/15/49 5,338,927
2,050,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Social Series 2024A
4.650 11/15/51 2,055,706
3,070,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Social Series 2024C-1
4.700 05/15/50 3,072,739
4,262,037 (d) Mohegan Tribe of Indians of Connecticut, Gaming Authority
Priority Distribution Payment Public Improvement Bonds, Series
2015A
6.750 02/01/45 4,297,158
3,300,000 (d) Steel Point Infrastructure Improvement District, Connecticut,
Special Obligation Revenue Bonds, Steelpointe Harbor Project,
Series 2024
6.000 04/01/52 3,513,463
TOTAL CONNECTICUT 25,150,317
DELAWARE - 0.1%
4,890,000 (d),(h) Delaware Economic Development Authority, Revenue Bonds,
Odyssey Charter School Inc. Project, Series 2015A, (Pre-refunded
3/03/25)
6.750 09/01/35 4,917,690
7,500,000 (d),(h) Delaware Economic Development Authority, Revenue Bonds,
Odyssey Charter School Inc. Project, Series 2015A, (Pre-refunded
3/03/25)
7.000 09/01/45 7,545,204
6,123,000 (d) Millsboro, Delaware, Special Obligation Bonds, Plantation Lakes
Special Development District, Series 2018
5.250 07/01/48 6,057,870
1,800,000 (d) Milton, Delaware, Special Obligation Bonds, Granary Farm
Special Development District, Series 2024
5.950 09/01/53 1,841,207
1,280,000 Wilmington, Delaware, Multifamily Rental Housing Revenue
Bonds, Lincoln Towers Associates, LLC Project, Series 2011A and
Series 2011B
8.250 07/15/48 1,281,192
TOTAL DELAWARE 21,643,163
DISTRICT OF COLUMBIA - 2.3%
371,045,000 District of Columbia Tobacco Settlement Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2006A
0.000 06/15/46 91,187,537
19,960,000 (d) District of Columbia, Revenue Bonds, Saint Paul on Fouth Street,
Inc., Series 2019A
5.250 05/15/55 17,476,948
580,000 District of Columbia, Washington, D.C., Revenue Bonds,
Ingleside at Rock Creek Project, Series 2017A
5.000 07/01/32 586,641
825,000 District of Columbia, Washington, D.C., Revenue Bonds,
Ingleside at Rock Creek Project, Series 2017A
5.000 07/01/37 829,416
90,205,000 (f) Metropolitan Washington Airports Authority, District of
Columbia, Dulles Toll Road Revenue Bonds, Capital Appreciation,
Second Senior Lien Series 2010A - BAM Insured, (UB)
0.000 10/01/37 50,018,907
44,865,000 (f) Metropolitan Washington Airports Authority, District of
Columbia, Dulles Toll Road Revenue Bonds, Dulles Metrorail &
Capital improvement Projects, Refunding & Subordinate Lien
Series 2019B, (UB)
4.000 10/01/53 40,830,878
1,010,000 Metropolitan Washington Airports Authority, Virginia, Dulles Toll
Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Refunding & Subordinate Lien Series 2019B
4.000 10/01/44 956,252
53,245,000 (f) Metropolitan Washington Airports Authority, Virginia, Dulles Toll
Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Refunding & Subordinate Lien Series 2019B, (UB)
4.000 10/01/44 50,411,541

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
DISTRICT OF COLUMBIA (continued)
$ 15,165,000 (f) Metropolitan Washington Airports Authority, Virginia, Dulles Toll
Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Refunding & Subordinate Lien Series 2019B, (UB)
4.000% 10/01/49 $ 14,031,921
8,000,000 (f) Metropolitan Washington Airports Authority, Virginia, Dulles Toll
Road Revenue Bonds, Dulles Metrorail & Capital Improvement
Projects, Refunding Second Senior Lien Series 2022A - AGM
Insured, (UB)
4.000 10/01/52 7,509,430
2,450,000 Metropolitan Washington Airports Authority, Virginia, Dulles Toll
Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Second Senior Lien Series 2009B - AGC Insured
0.000 10/01/27 2,237,240
2,055,000 Metropolitan Washington Airports Authority, Virginia, Dulles Toll
Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Second Senior Lien Series 2009B - AGC Insured
0.000 10/01/36 1,301,650
7,000,000 Metropolitan Washington Airports Authority, Virginia, Dulles Toll
Road Revenue Bonds, Dulles Metrorail Capital Appreciation,
Second Senior Lien Series 2010B
6.500 10/01/44 7,601,357
5,385,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2019A, (AMT)
5.000 10/01/49 5,477,046
17,835,000 (f) Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2021A, (AMT), (UB)
4.000 10/01/51 16,513,967
12,345,000 (f) Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2023A, (AMT), (UB)
4.500 10/01/53 12,315,823
5,250,000 (f) Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2024A, (AMT), (UB)
5.250 10/01/49 5,585,068
5,225,000 (f) Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2024A, (AMT), (UB)
5.500 10/01/54 5,645,612
10,000,000 (f) Washington Metropolitan Area Transit Authority, Virginia,
Dedicated Revenue Bonds, Green Series 2023A, (UB)
4.125 07/15/47 9,887,907
TOTAL DISTRICT OF COLUMBIA 340,405,141
FLORIDA - 15.1%
1,495,000 A.H. at Turnpike South Community Development District,
Miami-Dade County, Florida, Special Assessment Bonds, Phase 1
Project, Series 2015
6.250 11/01/46 1,621,396
3,000,000 Academical Village Community Development District, Davie,
Florida, Special Assessment Revenue Bonds, Series 2020
4.000 05/01/51 2,501,753
32,215,000 (d),(e) Alachua County Health Facilities Authority, Florida, Health
Facilities Revenue Bonds, Terraces at Bonita Springs Project,
Refunding Series 2022A
5.000 11/15/61 22,564,981
4,920,000 (i) Alachua County Health Facilities Authority, Florida, Health
Facilties Revenue Bonds, Shands Teaching Hospital & Clinics, Inc.
at the University of Florida Project, Series 2019A
4.000 12/01/49 4,587,075
2,285,000 (d) Amelia Walk Community Development District, Florida, Special
Assessment Bonds, Area 3-B Series 2018A
5.250 11/01/39 2,330,490
3,825,000 (d) Amelia Walk Community Development District, Florida, Special
Assessment Bonds, Area 3-B Series 2018A
5.375 11/01/49 3,856,624
1,395,000 (d) Antillia Community Development District, Florida, Special
Assessment Revenue Bonds, Project Series 2024
5.875 05/01/54 1,410,296
2,000,000 (d) Arbors Community Development District, Florida, Revenue
Bonds, Capital Improvement 2023 Project Area Series 2023
5.625 05/01/53 2,067,161
1,495,000 (d) Arbors Community Development District, Florida, Revenue
Bonds, Capital Improvement 2024 Project Area Series 2024
5.500 05/01/55 1,505,024
1,555,000 Arborwood Community Development District, Florida, Capital
Improvement Revenue Bonds, Refunding Subordinate Lien
Series 2018A-2
5.000 05/01/36 1,579,498
415,000 (d) Armstrong Community Development District, Clay County,
Florida, Special Assessment Revenue Bonds, Series 2017A
5.000 11/01/34 419,561
1,000,000 (d) Armstrong Community Development District, Clay County,
Florida, Special Assessment Revenue Bonds, Series 2017A
5.125 11/01/48 1,000,318
1,925,000 Avalon Groves Community Development District, Florida, Special
Assessment Bonds, Area 2 Project, Series 2017A-1
6.000 05/01/48 2,021,732
2,995,000 Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Maple Ridge Phase 2 Project,
Series 2016
5.250 05/01/47 3,010,790

Portfolio of Investments December 31, 2024
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 1,145,000 Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Maple Ridge Phase 3 Project,
Series 2018
5.300% 05/01/39 $ 1,175,576
1,940,000 Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Maple Ridge Phase 3 Project,
Series 2018
5.375 05/01/49 1,962,788
750,000 (d) Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Phase 3 Master Improvements
Project, Series 2021
3.125 05/01/41 590,692
1,000,000 (d) Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Phase 3 Master Improvements
Project, Series 2021
4.000 05/01/52 803,582
1,790,000 (d) Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Phase 4 Master Improvement
Project, Series 2023
5.500 05/01/53 1,814,582
4,485,000 Avenir Community Development District, Palm Beach Gardens,
Florida, Special Assessment Bonds, Area 3 - Master Infrastructure
Project, Series 2023
5.625 05/01/54 4,569,140
1,675,000 (d) Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds, 2018
Project Series 2018
5.000 11/01/48 1,679,228
4,250,000 Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds, 2021
Project Series 2021
3.200 05/01/41 3,463,062
7,000,000 Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds, 2022
Project Series 2022
5.000 05/01/53 6,926,260
2,500,000 (d) Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds, 2024
Project Series 2024
5.250 05/01/55 2,470,524
570,000 (d) Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds,
Assessment Area 2B, Series 2018
5.000 11/01/39 580,955
935,000 (d) Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds,
Assessment Area 2B, Series 2018
5.000 11/01/49 930,308
2,250,000 (d) Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds,
Assessment Area 3A, Series 2018
5.000 11/01/39 2,293,245
3,470,000 (d) Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds,
Assessment Area 3A, Series 2018
5.125 11/01/49 3,478,517
1,460,000 (d) Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds,
Assessment Area 3A, Series 2018
5.125 11/01/51 1,462,518
480,000 (d) Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds,
Assessment Area 4, Series 2018
5.000 11/01/39 489,226
1,560,000 (d) Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds,
Assessment Area 4, Series 2018
5.125 11/01/49 1,565,978
2,575,000 Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds, Series
2015
5.250 11/01/46 2,582,680
1,985,000 Ballentrae Hillsborough Community Development District,
Hillsborough County, Florida, Special Assessment Bonds, Series
2014
5.500 11/01/44 1,994,110
4,285,000 Balm Grove Community Development District, Florida, Special
Assessment Bonds, 2022 Project, Series 2022
4.125 11/01/51 3,600,826
4,375,000 Bannon Lakes Community Development District, Saint Johns
County, Florida, Special Assessment Revenue Bonds, Series 2016
5.000 11/01/48 4,303,250
6,310,000 Banyan Cay Community Development District, West Palm Beach,
Florida, Special Assessment Bonds, 2020-1
4.000 11/01/51 5,172,509

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 915,000 Bartram Park Community Development District, Florida, Special
Assessment Bonds, Refunding Subordinate Lien Series 2015A-2
5.000% 05/01/35 $ 916,651
2,710,000 Bay County, Florida, Educational Facilities Revenue Refunding
Bonds, Bay Haven Charter Academy, Inc. Project, Series 2013A
5.000 09/01/43 2,710,142
1,230,000 Bay County, Florida, Educational Facilities Revenue Refunding
Bonds, Bay Haven Charter Academy, Inc. Project, Series 2013A
5.000 09/01/45 1,230,033
4,050,000 Bay County, Florida, Educational Facilities Revenue Refunding
Bonds, Bay Haven Charter Academy, Inc. Project, Series 2013A
5.000 09/01/48 4,049,906
80,000 Beach Road Golf Estates Community Development District,
Bonita Springs, Florida, Special Assessment Bonds Series 2015
5.000 11/01/36 80,246
8,380,000 Beach Road Golf Estates Community Development District,
Bonita Springs, Florida, Special Assessment Bonds Series 2015
5.000 11/01/46 8,335,346
50,000 Beacon Lakes Community Development District, Florida, Special
Assessment Bonds, Subordinate Lien Series 2007B
6.200 05/01/38 50,056
1,760,000 (d) Beaumont Communit Development District 1, City of Wildwood,
Florida, Special Assessment Bonds, Series 2019 A-1
5.500 11/01/39 1,813,072
1,760,000 (d) Beaumont Communit Development District 2, City of Wildwood,
Florida, Special Assessment Bonds, Series 2019
6.375 11/01/49 1,822,126
915,000 Bella Collina Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2024
5.300 05/01/55 891,390
2,975,000 Bellagio Community Development District, Hialeah, Florida,
Special Assessment Bonds, Series 2013
6.500 11/01/43 3,167,647
150,000 Belmond Reserve Community Development District, Florida,
Hillsborough County Special Assessment Revenue Bonds Area 2
Series 2023
5.500 11/01/52 155,172
1,000,000 Belmont Community Development District, Florida, Capital
Improvement Revenue Bonds, Phase 1 Project, Series 2013A
6.500 11/01/43 1,095,901
705,000 Belmont Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2016A
5.375 11/01/36 717,671
1,025,000 Belmont Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2016A
5.500 11/01/46 1,035,778
1,115,000 (d) Berry Bay II Community Development District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, 2024
Project Series 2024
5.450 05/01/54 1,090,444
3,000,000 Black Creek Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, Project 2020 Series
2022
5.625 06/15/52 3,095,801
23,560,000 Boggy Creek Improvement District, Orlando, Florida, Special
Assessment Revenue Bonds, Refunding Series 2013
5.125 05/01/43 23,559,230
1,785,000 (d) Boyette Park Community Development District, Florida, Special
Assessment Bonds, Series 2018
5.000 05/01/38 1,802,154
2,975,000 (d) Boyette Park Community Development District, Florida, Special
Assessment Bonds, Series 2018
5.125 05/01/48 2,974,928
1,890,000 Boynton Village Community Development District, Florida,
Special Assessment Bonds, Series 2007-A1
5.750 05/01/37 1,891,335
3,500,000 (d) Bradbury Community Development District, Haines City, Florida,
Special Assessment Bonds, Series 2023
5.250 05/01/43 3,539,963
5,005,000 (d) Bradbury Community Development District, Haines City, Florida,
Special Assessment Bonds, Series 2023
5.500 05/01/53 5,059,155
3,510,000 (f) Brevard County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Health First Obligated Group, Series 2022A,
(UB)
4.000 04/01/52 3,205,134
1,000,000 (d) Brookstone Community Development District, Manatee County,
Florida, Special Assessment Revenue Bonds, Assessment Area
Two Series 2022
5.500 05/01/42 1,026,040
1,910,000 (d) Brookstone Community Development District, Manatee County,
Florida, Special Assessment Revenue Bonds, Assessment Area
Two Series 2022
5.625 05/01/52 1,949,006
9,955,000 (f) Broward County, Florida, Airport System Revenue Bonds, Series
2017, (AMT), (UB)
5.000 10/01/42 10,086,831
18,380,000 (f) Broward County, Florida, Airport System Revenue Bonds, Series
2019A, (AMT), (UB)
4.000 10/01/44 17,495,190
5,000,000 (f) Broward County, Florida, Tourist Development Tax Revenue
Bonds, Convention Center Expansion Project, Series 2021, (UB)
4.000 09/01/51 4,741,387

Portfolio of Investments December 31, 2024
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 18,590,000 (f) Broward County, Florida, Tourist Development Tax Revenue
Bonds, Convention Center Expansion Project, Series 2021 - BAM
Insured, (UB)
4.000% 09/01/51 $ 18,058,452
2,000,000 (d) Buckhead Trails Community Development District, Manatee
County Florida, Special Assessment Bonds, 2022 Project Series
2022
5.750 05/01/52 2,040,505
2,000,000 Buckhead Trails Community Development District, Manatee
County, Florida, Special Assessment Bonds, 2024 Project Series
2024
5.875 05/01/54 2,005,623
1,315,000 Bullfrog Creek Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Series 2017
5.125 11/01/38 1,328,726
1,910,000 Bullfrog Creek Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Series 2017
5.250 11/01/47 1,917,753
1,430,000 Caldera Community Development District, Hernando County,
Florida, Special Assessment Revenue Bonds, Area One Series
2024
5.200 05/01/54 1,394,604
6,830,000 (d) Cape Coral Health Facilities Authority, Florida, Senior Housing
Revenue Bonds, Gulf Care Inc. Project, Series 2015
5.875 07/01/40 5,037,111
1,825,000 Capital Projects Finance Authority, Florida, Student Housing
Revenue Bonds, PRG - UnionWest Properties LLC Project, Senior
Series 2024A-1
5.000 06/01/58 1,750,622
2,000,000 (d) Capital Trust Agency, Florida, Educational Facilities Lease
Revenue Bonds, South Tech Schools Project, Series 2020A
5.000 06/15/55 1,817,402
7,840,000 (d) Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, LLT  Academy South Bay Project, Series 2020A
6.000 06/15/55 7,963,294
70,000 (d) Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, LLT  Academy South Bay Project, Taxable Series 2020B
7.000 06/15/25 70,304
3,625,000 Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, Pepin Academies Inc., Series 2020A
5.750 07/01/55 3,518,567
10,455,000 (d) Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, Pineapple Cove Classical Academy, Series 2019A
5.250 07/01/49 9,903,847
1,000,000 (d) Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, Pineapple Cove Classical Academy, Series 2019A
5.375 07/01/54 944,326
1,000,000 (d) Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, The Florida Charter Educational Foundation, Inc. Projects,
Series 2018A
5.375 06/15/38 1,001,372
1,970,000 (d) Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, The Florida Charter Educational Foundation, Inc. Projects,
Series 2018A
5.375 06/15/48 1,895,062
2,270,000 Capital Trust Agency, Florida, Multifamily Housing Revenue
Bonds, Coral Gardens Apartments Project, Series 2018A
4.850 01/01/54 1,707,864
730,000 (d) Capital Trust Agency, Florida, Revenue Bonds, Babcock
Neighborhood School Inc, Series 2018
6.100 08/15/38 755,067
4,030,000 (d) Capital Trust Agency, Florida, Revenue Bonds, Babcock
Neighborhood School Inc, Series 2018
6.200 08/15/48 4,087,042
3,955,000 (d) Capital Trust Agency, Florida, Revenue Bonds, Babcock
Neighborhood School Inc, Series 2018
6.375 08/15/53 4,017,299
3,740,000 (d) Capital Trust Agency, Florida, Revenue Bonds, Odyssey Charter
School Project, Series 2017A
5.375 07/01/37 3,791,795
4,820,000 (d) Capital Trust Agency, Florida, Revenue Bonds, Odyssey Charter
School Project, Series 2017A
5.500 07/01/47 4,860,175
10,470,000 (d) Capital Trust Agency, Florida, Revenue Bonds, Renaissance
Charter School Project, Series 2017A
5.250 06/15/47 10,108,362
4,395,000 (d) Capital Trust Agency, Florida, Revenue Bonds, Tallahassee
Classical School Inc., Series 2021A
4.250 07/01/51 3,122,917
4,265,000 (d) Capital Trust Agency, Florida, Revenue Bonds, Tallahassee
Classical School Inc., Series 2021A
4.375 07/01/56 3,004,574
5,750,000 (d),(e) Capital Trust Agency, Florida, Revenue Bonds, Tuscan Gardens of
Palm Coast Project, Series 2017A
7.000 10/01/49 2,501,250
1,190,000 (d) Capital Trust Agency, Florida, Revenue Bonds, Viera Charter
School Project, Series 2017A
5.000 10/15/47 1,170,831
895,000 (d) Capital Trust Agency, Florida, Revenue Bonds, Viera Charter
School Project, Series 2017A
5.000 10/15/52 867,496

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 1,860,000 (d) Capital Trust Agency, Florida, Senior Living Facilities Revenue
Bonds, Elim Senior Housing, Inc. Project, Series 2017
5.375% 08/01/32 $ 1,728,830
2,735,000 (d) Capital Trust Agency, Florida, Senior Living Facilities Revenue
Bonds, Elim Senior Housing, Inc. Project, Series 2017
5.625 08/01/37 2,478,888
11,680,000 (d) Capital Trust Agency, Florida, Senior Living Facilities Revenue
Bonds, Elim Senior Housing, Inc. Project, Series 2017
5.875 08/01/52 9,798,867
2,870,000 (d) Capital Trust Authority, Florida, Educational Facilities Revenue
Bonds, Babcock Neighborhood School Inc Project, Series 2024
5.750 08/15/54 2,767,109
14,495,000 (d) Capital Trust Authority, Florida, Educational Facilities Revenue
Bonds, Babcock Neighborhood School Inc Project, Series 2024
6.000 08/15/63 14,153,460
515,000 Capital Trust Authority, Florida, Educational Facilities Revenue
Bonds, KIPP Miami North Campus Project, Refunding Series
2024A
6.125 06/15/60 535,403
765,000 Carlton Lakes Community Developement District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, Series 2015
5.625 11/01/36 778,563
1,855,000 Carlton Lakes Community Developement District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, Series 2015
5.750 11/01/47 1,875,950
625,000 Carlton Lakes Community Developement District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, Series 2018
5.125 05/01/38 633,616
1,235,000 Carlton Lakes Community Developement District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, Series 2018
5.250 05/01/49 1,241,242
1,000,000 (d) Caymas Community Development District, Collier County,
Florida, Capital Improvement Revenue Bonds, Assessment Area
1, Series 2024
5.625 05/01/54 1,000,991
3,765,000 (e) Celebration Pointe Community Development District 1, Alachua
County, Florida, Special Assessment Revenue Bonds, Series 2014
5.000 05/01/34 3,766,887
9,305,000 (e) Celebration Pointe Community Development District 1, Alachua
County, Florida, Special Assessment Revenue Bonds, Series 2014
5.125 05/01/45 9,305,207
1,340,000 (e) Celebration Pointe Community Development District 1, Alachua
County, Florida, Special Assessment Revenue Bonds, Series 2017
5.000 05/01/32 1,356,418
6,205,000 (e) Celebration Pointe Community Development District 1, Alachua
County, Florida, Special Assessment Revenue Bonds, Series 2017
5.000 05/01/48 6,128,810
1,000,000 Center Lake Ranch West Community Development District,
Florida, Revenue Bonds Capital Improvement Assessment Area
One Series 2023
5.750 05/01/43 1,034,938
750,000 Central Parc Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2024
6.000 05/01/54 754,770
2,190,000 (d) Charlotte County Industrial Development Authority, Florida,
Utility System Revenue Bonds, Town & Country Utilities Project,
Series 2021A, (AMT)
4.000 10/01/51 1,824,263
1,000,000 (d) Coco Palms Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, Expansion Area
Project, Series 2019
5.000 06/15/49 988,526
2,435,000 Coconut Cay Community Development District, Florida, Special
Assessment Bonds, Series 2006
5.375 05/01/36 2,437,235
3,500,000 Collier County Educational Facilities Authority, Florida, Revenue
Bonds, Ave Maria University, Refunding Series 2023
5.250 06/01/38 3,524,268
5,000,000 Collier County Educational Facilities Authority, Florida, Revenue
Bonds, Ave Maria University, Refunding Series 2023
5.000 06/01/43 4,755,245
5,965,550 (d),(e) Collier County Industrial Development Authority, Florida,
Continuing Care Community Revenue Bonds, Arlington of
Naples Project, Series 2014A
0.000 05/15/35 596
3,728,469 (d),(e) Collier County Industrial Development Authority, Florida,
Continuing Care Community Revenue Bonds, Arlington of
Naples Project, Series 2014A
0.000 05/15/37 373
753,069 (d),(e) Collier County Industrial Development Authority, Florida,
Continuing Care Community Revenue Bonds, Arlington of
Naples Project, Series 2015A
0.000 05/15/49 75
1,360,000 (d) Collier County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, Gulf Coast Charter
Academy South Project, Series 2017A
5.000 12/01/37 1,361,400
2,205,000 (d) Collier County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, Gulf Coast Charter
Academy South Project, Series 2017A
5.000 12/01/47 2,098,081

Portfolio of Investments December 31, 2024
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 2,000,000 (d) Connerton East Community Development District, Pasco County,
Florida, Special Assessment Revenue Bonds, Assessment Area 1
Project, Series 2023
5.375% 06/15/53 $ 2,045,599
1,000,000 (d) Copper Creek Community Development District, Port Saint Lucie,
Florida, Special Assessment Bonds, Series 2019
5.000 11/01/49 972,204
320,000 Coral Bay of Lee County Community Development District,
Florida, Capital Improvement Revenue Bonds, Assessment Area
One, Series 2022
5.500 05/01/42 330,284
500,000 (d) Coral Bay of Lee County Community Development District,
Florida, Capital Improvement Revenue Bonds, Assessment Area
One, Series 2022
5.625 05/01/52 507,601
1,030,000 (d) Coral Lakes Community Development District, Charlotte County,
Florida, Special Assessment Revenue Bonds, Assessment Area 1
Series 2024
5.750 11/01/53 1,050,826
1,855,000 (d) Corkscrew Farms Community Development District, Lee County,
Florida, Special Assessment Bonds, Area 2 Project, Series 2017
5.000 11/01/38 1,879,980
3,735,000 (d) Corkscrew Farms Community Development District, Lee County,
Florida, Special Assessment Bonds, Area 2 Project, Series 2017
5.125 11/01/50 3,719,193
745,000 Creekside at Twin Creeks Community Development District,
Florida, Special Assessment Bonds, Area 1 Project, Series
2016A-1
5.250 11/01/37 759,741
1,915,000 Creekside at Twin Creeks Community Development District,
Florida, Special Assessment Bonds, Area 1 Project, Series
2016A-1
5.600 11/01/46 1,949,899
2,315,000 (d) Cross Creek North Community Development District, Clay
County, Florida, Special Assessment Bonds, Series 2018
5.250 11/01/39 2,376,219
3,405,000 (d) Cross Creek North Community Development District, Clay
County, Florida, Special Assessment Bonds, Series 2018
5.375 11/01/50 3,459,389
1,870,000 Cross Creek North Community Development District, Clay
County, Florida, Special Assessment Bonds, Series 2022
4.500 05/01/52 1,725,621
1,500,000 Cross Creek North Community Development District, Clay
County, Florida, Special Assessment Bonds, Series 2023
5.375 05/01/53 1,523,732
1,730,000 Crossings at Fleming Island Community Development District,
Florida, Special Assessment Revenue Bonds, Refunding Series
2014A-2
7.000 05/01/30 1,732,831
2,050,000 Crossings at Fleming Island Community Development District,
Florida, Special Assessment Revenue Bonds, Refunding Series
2014A-3
6.500 05/01/44 2,051,888
1,250,000 (d) Curiosity Creek Community Development District, Manatee
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 1, Series 2024
5.700 05/01/55 1,241,054
8,060,000 Currents Community Development District, Collier County,
Florida, Capital Improvement Revenue Bonds, Assessment Area
2 Series 2024
5.800 05/01/54 7,892,436
3,915,000 (d) Currents Community Development District, Collier County,
Florida, Capital Improvement Revenue Bonds, Series 2020B
4.250 05/01/41 3,520,793
1,230,000 Cypress Bay West Community Development District, Palm
Bay, Florida, Revenue Bonds, Assessment Area One Capital
Improvement Series 2023
5.500 05/01/53 1,248,776
2,600,000 Cypress Bluff Community Development District, Florida, Special
Assessment Bonds, Series 2019
5.100 05/01/48 2,610,833
115,000 Cypress Creek Community Development District, Hillborough
County, Florida, Capital Improvement Bonds, Subordinate Lien,
Series 2017A
6.000 05/01/45 117,724
1,215,000 (d) Cypress Park Estates Community Development District, Haines
City, Florida, Special Assessment Revenue Bonds, 2022 Project,
Series 2022
5.125 05/01/52 1,186,069
1,495,000 (d) Cypress Ridge Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Assessment Area
One Project, Series 2023
5.875 05/01/53 1,534,941
1,500,000 (d) Deerbrook Community Development District, Pasco County,
Florida, Special Assessment Bonds, 2023 Project Series 2023
5.500 05/01/53 1,526,949

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 2,395,000 Del Webb Oak Creek Community Development District, Lee
County, Florida, Special Assessment Bonds, 2023 Project, Series
2023
5.250% 05/01/53 $ 2,420,579
1,000,000 (d) Downden West Community Development District, Florida,
Revenue Bonds Series 2018
5.400 05/01/39 1,017,665
3,205,000 (d) Downden West Community Development District, Florida,
Revenue Bonds Series 2018
5.550 05/01/49 3,253,946
7,880,000 (d) Downtown Doral Community Development District, Florida,
Special Assessment Bonds, Assessment Area 1, Series 2018A
5.100 05/01/48 7,912,937
1,035,000 Downtown Doral Community Development District, Florida,
Special Assessment Bonds, Series 2015
5.300 05/01/36 1,043,912
1,430,000 Downtown Doral Community Development District, Florida,
Special Assessment Bonds, Series 2015
5.500 05/01/45 1,438,369
1,955,000 Downtown Doral Community Development District, Florida,
Special Assessment Bonds, Series 2015
5.500 05/01/46 1,965,578
920,000 East 547 Community Development District, Florida, Special
Assessment Bonds, Area 2 Series 2023
6.500 05/01/54 978,136
1,000,000 East Homestead Community Development District, Florida,
Special Assessment Revenue Bonds, Series 2019
5.000 11/01/49 994,300
1,435,000 East Nassau Stewardship District, Florida, Special Assessment
Revenue Bonds, Series 2018
5.125 05/01/39 1,454,624
2,415,000 East Nassau Stewardship District, Florida, Special Assessment
Revenue Bonds, Series 2018
5.250 05/01/49 2,425,017
2,155,000 Edgewater East Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds, Assessment
Area 2 Series 2022
4.000 05/01/52 1,780,515
2,000,000 Edgewater West Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds, Assessment
Area One Series 2024
5.500 05/01/54 1,936,056
4,385,000 (d) Epperson North Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 1, Series
2018A-1
5.750 11/01/49 4,497,105
4,000,000 Epperson Ranch Community Development District, Florida,
Capital Improvement Revenue Bonds, Series 2017A-1
5.375 11/01/48 4,026,258
1,000,000 (d) Epperson Ranch II Community Development District, Florida,
Capital Improvement Revenue Bonds, Series 2018A-1
5.500 05/01/39 1,024,910
2,000,000 (d) Epperson Ranch II Community Development District, Florida,
Capital Improvement Revenue Bonds, Series 2018A-1
5.625 05/01/49 2,027,643
4,285,000 Estancia at Wiregrass Community Development District, Pasco
County, Florida, Capital Improvement Revenue Bonds, Series
2013
7.000 11/01/45 4,468,005
15,000,000 Everest GMR Community Development District, Osceola County,
Florida, Special Assessment Bonds, Series 2023
6.200 05/01/54 15,410,433
1,245,000 (d) Evergreen Community Development District, Florida, Special
Assessment Bonds, Series 2019
5.000 11/01/39 1,261,285
145,000 (d) Everlands Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area 2 Series 2024
5.500 06/15/54 144,039
1,000,000 (d) Everlands Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area 2 Series 2024
5.550 06/15/54 1,009,486
750,000 Fallschase Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2021
3.125 05/01/31 692,984
500,000 Finley Woods Community Development District, Florida, Capital
Improvement Bonds, Series 2020
4.200 05/01/50 430,129
1,415,000 (d) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Classical Preparatory Charter School, Series
2019A
6.125 06/15/46 1,430,086
765,000 (d) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Classical Preparatory Incorporated Project,
Series 2017A
6.000 06/15/37 775,890
1,510,000 (d) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Classical Preparatory Incorporated Project,
Series 2017A
6.125 06/15/46 1,526,098

Portfolio of Investments December 31, 2024
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 830,000 (d) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Classical Preparatory Incorporated Project,
Series 2018A
6.125% 06/15/46 $ 838,849
1,570,000 (d) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Creative Inspiration Journey School of St. Cloud,
Series 2021A
5.000 06/15/31 1,576,099
1,245,000 (d) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Creative Inspiration Journey School of St. Cloud,
Series 2021A
5.000 06/15/41 1,162,796
3,000,000 (d) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Discovery High School Project, Series 2020A
5.000 06/01/40 2,449,282
2,500,000 (d) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Discovery High School Project, Series 2020A
5.000 06/01/55 1,787,187
6,025,000 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Downtown Doral Charter Elementary School
Project, Series 2014A
6.250 07/01/34 6,029,069
9,780,000 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Downtown Doral Charter Elementary School
Project, Series 2014A
6.500 07/01/44 9,786,264
3,935,000 (d) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Downtown Doral Charter Elementary School
Project, Series 2017A
5.750 07/01/44 3,858,223
9,205,000 (d) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Downtown Doral Charter Upper School Project,
Series 2017C
5.650 07/01/37 9,424,413
12,575,000 (d) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Downtown Doral Charter Upper School Project,
Series 2017C
5.750 07/01/47 12,681,708
17,675,000 (d) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Dreamers Academy Project, Series 2022A
6.000 01/15/57 13,896,101
6,405,000 (d) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Florida Charter Foundation Inc. Projects, Series
2016A
4.750 07/15/36 6,337,649
7,735,000 (d) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Florida Charter Foundation Inc. Projects, Series
2016A
5.000 07/15/46 7,400,644
1,030,000 (d) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Imagine School at Broward Project, Series
2019A
5.000 12/15/49 1,016,459
5,410,000 (d) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Innovation Montessori Ocoee Projects, Taxable
Series 2022A
5.500 07/01/52 4,933,002
4,140,000 (d) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Innovation Montessori Ocoee Projects, Taxable
Series 2022A
5.625 07/01/56 3,796,171
4,000,000 (d) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Pepin Academies of Pasco County Inc., Series
2020A
5.000 01/01/50 3,420,872
355,000 (d) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Renaissance Charter School Income Projects,
Series 2015A
6.000 06/15/35 356,946
8,500,000 (d) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Renaissance Charter School Income Projects,
Series 2015A
6.125 06/15/46 8,527,594
2,110,000 (d) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Renaissance Charter School, Inc. Projects, Series
2014A
6.000 06/15/34 2,112,036
6,115,000 (d) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Renaissance Charter School, Inc. Projects, Series
2014A
6.125 06/15/44 6,118,274
2,150,000 (d) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Southwest Charter Foundation Inc Projects,
Series 2017A
6.000 06/15/37 2,179,194

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 6,215,000 (d) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Southwest Charter Foundation Inc Projects,
Series 2017A
6.125% 06/15/47 $ 6,244,862
8,210,000 (d) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, The Florida Charter Educational Foundation Inc.
Projects, Series 2016A
6.375 06/15/46 8,317,837
5,000,000 (f) Florida Development Finance Corporation, Healthcare Facilities
Revenue Bonds, Tampa General Hospital Project, Series 2024A,
(UB)
5.250 08/01/55 5,193,954
166,095,000 (d) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT), (Mandatory Put
7/15/28)
12.000 07/15/32 177,147,742
6,500,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5.000 07/01/37 6,513,548
1,400,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5.000 07/01/41 1,367,968
20,180,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5.250 07/01/47 20,090,643
71,865,000 (f) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024 - AGM Insured, (AMT), (UB)
5.250 07/01/53 74,364,098
61,500,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5.500 07/01/53 62,388,066
139,720,000 (d) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Series
2024A, (AMT), (Mandatory Put 2/14/25)
8.250 07/01/57 144,455,795
1,720,000 (d) Florida Development Finance Corporation, Revenue Bonds, IPS
Florida LLC-Idea Florida, Inc. Jacksonville IV, Series 2022
5.250 06/15/29 1,733,906
7,885,000 (d) Florida Development Finance Corporation, Student Housing
Revenue Bonds, SPP - Tampa I - LLC The Henry Project, Series
2024A-1
5.250 06/01/54 7,902,039
6,225,000 (d) Florida Development Finance Corporation, Student Housing
Revenue Bonds, SPP - Tampa I - LLC The Henry Project, Series
2024A-1
5.250 06/01/59 6,204,821
7,690,000 (d) Florida Development Finance Corporation, Student Housing
Revenue Bonds, SPP - Tampa I - LLC The Henry Project, Series
2024B
6.500 06/01/59 7,705,512
820,000 Florida Municipal Loan Council, Capital Improvement Revenue
Bonds, Shingle Creek Transportation and Utility Series 2024,
(AMT)
5.400 05/01/54 808,134
1,060,000 Flow Way Community Development District, Collier County,
Florida, Special Assessment Bonds, Phase 4 Project, Series 2015
5.125 11/01/36 1,071,404
1,485,000 Flow Way Community Development District, Collier County,
Florida, Special Assessment Bonds, Phase 4 Project, Series 2015
5.375 11/01/46 1,496,109
2,450,000 Flow Way Community Development District, Collier County,
Florida, Special Assessment Bonds, Phase 5 Project, Series 2016
5.000 11/01/46 2,452,448
1,000,000 Forest Brooke Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Series 2017
5.000 12/15/37 1,009,074
2,000,000 Forest Brooke Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Series 2017
5.125 12/15/46 2,007,447
440,000 (d) Forest Lake Community Development District, Polk County,
Florida, Specia Assessment Bonds, Assessment Area 2 Project,
Series 2022
5.500 05/01/52 450,889
5,525,000 (e) FRERC Community Development District, Ocoee, Florida, Special
Assessment Bonds, Series 2020
5.375 11/01/40 4,935,683
8,390,000 (e) FRERC Community Development District, Ocoee, Florida, Special
Assessment Bonds, Series 2020
5.500 11/01/50 7,233,647

Portfolio of Investments December 31, 2024
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 3,000,000 Grand Bay at Doral Community Development District, Miami-
Dade County, Florida, Special Assessment Bonds, North Parcel
Assessment Area Project, Improvement Series 2014A-1
5.000% 05/01/44 $ 2,999,988
1,050,000 Grand Bay at Doral Community Development District, Miami-
Dade County, Florida, Special Assessment Bonds, North Parcel
Assessment Area, Refunding Series 2014A-2
5.000 05/01/39 1,050,226
2,095,000 Grand Bay at Doral Community Development District, Miami-
Dade County, Florida, Special Assessment Bonds, South Parcel
Assessment Area Project, Series 2016
5.000 05/01/46 2,094,838
4,500,000 Grand Bay at Doral Community Development District, Miami-
Dade County, Florida, Special Assessment Improvement Bonds,
Assessment Area Two Phase 1 Project, Series 2014A-1
5.900 05/01/45 4,502,988
1,000,000 Grand Bay at Doral Community Development District, Miami-
Dade County, Florida, Special Assessment Improvement Bonds,
Assessment Area Two Project, Refunding Series 2014A-2
6.500 05/01/39 1,001,350
1,825,000 Grand Oaks Community Development District, Saint Johns
County, Florida, Special Assessment Bonds, Series 2019A
4.750 11/01/39 1,805,410
3,645,000 Grand Oaks Community Development District, Saint Johns
County, Florida, Special Assessment Bonds, Series 2019A
5.000 11/01/50 3,562,571
8,000,000 (f) Greater Orlando Aviation Authority, Florida, Airport Facilities
Revenue Bonds, Series 2019A, (AMT), (UB)
5.000 10/01/54 8,127,295
20,000,000 (f) Greater Orlando Aviation Authority, Florida, Orlando Airport
Facilities Revenue Bonds, Priority Subordinated Series 2017A,
(AMT), (UB)
4.000 10/01/52 18,435,342
690,000 Grove Resort Community Development District, Orange County,
Florida, Special Assessment Revenue Bonds, Series 2017A
5.000 11/01/28 704,612
9,960,000 Grove Resort Community Development District, Orange County,
Florida, Special Assessment Revenue Bonds, Series 2017A
5.875 11/01/47 10,524,804
2,305,000 Hacienda Lakes Community Development District, Collier
County, Florida, Special Assessment Bonds, Series 2016
4.625 05/01/46 2,149,302
1,155,000 (d) Hamilton Bluff Community Development District, Lake Hamilton,
Florida, Special Assessment Bonds, Area 1 Project, Series 2024
5.800 05/01/54 1,159,848
1,000,000 (d) Hammock Oaks Community Development District, Florida,
Special Assessment Revenue Bonds, Area One Series 2023
5.750 05/01/53 1,019,153
1,000,000 Hammock Oaks Community Development District, Lady Lake,
Florida, Special Assessment Revenue Bonds, Area 2, Series 2024
6.150 05/01/54 1,016,393
1,320,000 (d) Hammock Reserve Community Development District, Haines
City, Florida, Special Assessment Revenue Bonds, Area 3 Project,
Series 2022
4.700 05/01/42 1,271,403
4,680,000 Harmony Community Development District, Florida, Capital
Improvement Revenue Bonds, Special Assessment, Refunding
Series 2014
5.250 05/01/32 4,682,365
930,000 (d) Harmony West Community Development District, Osceloa
County, Florida, Special Asssessment Revenue Bonds,
Assessment Area 1, Series 2018
5.100 05/01/38 957,774
1,870,000 (d) Harmony West Community Development District, Osceloa
County, Florida, Special Asssessment Revenue Bonds,
Assessment Area 1, Series 2018
5.250 05/01/49 1,895,109
1,000,000 (d) Harmony West Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds, Assessment
Area 2, Series 2023
5.300 05/01/53 1,018,118
1,000,000 Hawkstone Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area 4, Series 2023
5.500 05/01/53 1,016,100
1,435,000 (d) Hawthorne Mill North Community Development District, Florida,
Capital Improvement Revenue Bonds, Lakeland Assessment Area
Two Series 2024
5.500 05/01/54 1,421,327
3,900,000 Heights Community Development District, Florida, Tax Increment
& Special Assessment Revenue Bonds, Series 2018
5.125 01/01/50 3,902,084
760,000 Hemingway Point Community Development District, Florida,
Special Assessment Bonds, Phase 2 Project, Series 2014
5.000 11/01/34 760,257
195,000 Heritage Harbour North Community Development District,
Florida, Capital Improvement Revenue Bond, Refunding Series
2017A-1
5.250 05/01/38 197,352

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 560,000 (d) Heron Isles Community Development District, Florida, Capital
Improvement Revenue Bonds, Refunding Subordinate Lien
Series 2017A-2
5.000% 05/01/36 $ 565,854
800,000 (d) Hidden Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 3, Series
2019A-1
5.250 11/01/39 818,476
4,445,000 Hidden Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area One, Series
2016A-1
6.250 11/01/47 4,828,558
410,000 Highland Meadows Community Development District,
Davenport, Florida, Special Assessment Revenue Bonds, Series
2006A
5.500 05/01/36 410,278
1,015,000 Highland Meadows II Community Development District,
Davenport, Polk County, Florida, Special Assessment Revenue
Bonds, Area 4B/C Project, Series 2017
5.000 11/01/48 1,010,829
390,000 Highland Meadows II Community Development District,
Davenport, Polk County, Florida, Special Assessment Revenue
Bonds, Area 5 Project, Series 2017
5.375 11/01/37 396,659
790,000 Highland Meadows II Community Development District,
Davenport, Polk County, Florida, Special Assessment Revenue
Bonds, Area 5 Project, Series 2017
5.500 11/01/47 798,048
310,000 Highland Meadows II Community Development District,
Davenport, Polk County, Florida, Special Assessment Revenue
Bonds, Area 6 Project, Series 2017
5.500 11/01/47 313,158
2,045,000 (d) Highland Meadows West Community Development District,
Haines City, Florida, Special Assessment Bonds, Series 2019
5.000 11/01/49 2,018,166
710,000 (d) Highlands Community Development District, Hillborough
County, Florida, Special Assessment Bonds, Assessment Area 4
Project, Series 2018
5.250 06/15/39 723,291
1,205,000 (d) Highlands Community Development District, Hillborough
County, Florida, Special Assessment Bonds, Assessment Area 4
Project, Series 2018
5.375 06/15/49 1,217,863
2,000,000 (d) Hillcrest Preserve Community Development District, Pasco
County, Florida, Special Assessment Revenue Bonds, 2024
Project Series 2024
5.300 05/01/54 1,928,391
16,490,000 (f) Hillsborough County Aviation Authority, Florida, Revenue Bonds,
Tampa International Airport, Alternative Minimum Tax Refunding
Subordinate Lien Series 2022A, (AMT), (UB)
4.000 10/01/52 15,199,939
22,300,000 (f) Hillsborough County Aviation Authority, Florida, Revenue Bonds,
Tampa International Airport, Subordinate Lien Series 2018A,
(AMT), (UB)
5.000 10/01/48 22,551,948
19,810,000 (f) Hillsborough County Industrial Development Authority, Florida,
Health System Revenue Bonds, BayCare Health System Series
2024C, (UB)
4.125 11/15/51 18,722,980
3,000,000 Hillsborough County Industrial Development Authority, Florida,
Hospital Revenue Bonds, Florida Health Sciences Center Inc
D/B/A Tampa General Hospital, Series 2020A
4.000 08/01/50 2,726,326
12,995,000 (i) Hillsborough County Industrial Development Authority, Florida,
Hospital Revenue Bonds, Florida Health Sciences Center Inc
D/B/A Tampa General Hospital, Series 2020A
3.500 08/01/55 10,159,001
3,150,000 (f) Hillsborough County Industrial Development Authority, Florida,
Hospital Revenue Bonds, Florida Health Sciences Center Inc
D/B/A Tampa General Hospital, Series 2020A, (UB)
4.000 08/01/55 2,893,983
350,000 Holly Hill Road East Community Development District,
Davenport, Florida, Special Assessment Revenue Bonds, Area 3
Project, Series 2020
5.000 11/01/41 369,211
415,000 (d) Hunter's Ridge Community Development District 1, Flagler
County, Florida, Special Assessment Bonds, Assessment Area 1,
Series 2019
5.000 11/01/39 418,894
620,000 (d) Hunter's Ridge Community Development District 1, Flagler
County, Florida, Special Assessment Bonds, Assessment Area 1,
Series 2019
5.125 11/01/49 619,354

Portfolio of Investments December 31, 2024
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 1,720,000 (d) Island Lake Estates Community Development District, Charlotte
County, Florida, Special Assessment Bonds, 2023 Project Series
2023
6.000% 12/15/53 $ 1,792,738
1,905,000 Isles of Bartram Park Community Development District, Saint
Johns County, Florida, Special Assessment Bonds, Series 2015
5.000 11/01/35 1,909,907
2,905,000 Isles of Bartram Park Community Development District, Saint
Johns County, Florida, Special Assessment Bonds, Series 2015
5.125 11/01/45 2,890,694
985,000 Isles of Bartram Park Community Development District, Saint
Johns County, Florida, Special Assessment Bonds, Series 2017
5.000 11/01/47 955,262
4,265,000 Jacksonville, Florida, Special Revenue Bonds, Refunding Series
2023A
5.500 10/01/53 4,708,362
490,000 K-Bar Ranch Community Development District, Florida, Special
Assessment Revenue Bonds, Parcel O-1 Project, Series 2014
5.125 11/01/34 490,220
895,000 K-Bar Ranch Community Development District, Florida, Special
Assessment Revenue Bonds, Parcel O-1 Project, Series 2014
5.375 11/01/44 895,221
610,000 K-Bar Ranch Community Development District, Florida, Special
Assessment Revenue Bonds, Parcel Q Project, Series 2014
5.125 11/01/34 610,273
1,025,000 K-Bar Ranch Community Development District, Florida, Special
Assessment Revenue Bonds, Parcel Q Project, Series 2014
5.375 11/01/44 1,025,254
1,000,000 (d) Knightsbridge Community Development District, Florida, Special
Assessment Bonds, Series 2024
5.500 06/15/54 1,001,429
1,750,000 Lake Deer Community Development District, Polk County
Florida, Special Assessment Revenue Bonds, Series 2022
5.625 05/01/53 1,766,650
1,370,000 Lake Emma Community Development District, Lake County,
Florida, Special Assessment Bonds, Area 2 2023 Project, Series
2023
5.500 05/01/53 1,404,774
1,000,000 (d) Lake Harris Community Development District, Lake County,
Florida, Special Assessment  Bonds, 2023 Project Area Series
2023
5.625 05/01/53 1,027,338
2,600,000 (d) Lake Hideaway Community Development District, Hernando
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area One, Series 2024
5.900 05/01/54 2,585,385
2,940,000 Lakeside Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Series 2015
5.750 05/01/45 2,946,317
1,595,000 Lakeside Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Series 2018
5.000 05/01/38 1,608,621
2,660,000 Lakeside Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Series 2018
5.100 05/01/48 2,652,081
420,000 Lakeside Preserve Community Development District, Lakeland,
Florida, Special Assessment Bonds, Series 2019
4.875 05/01/39 416,692
575,000 Lakeside Preserve Community Development District, Lakeland,
Florida, Special Assessment Bonds, Series 2019
5.000 05/01/49 557,825
3,690,000 (d) Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Del Webb Project, Series 2017
5.125 05/01/47 3,711,373
1,110,000 Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Isles Lakewood Ranch Project,
Series 2019
4.700 05/01/39 1,112,087
2,550,000 Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Northeast Sector Project, Phase 1A,
Series 2018
5.100 05/01/48 2,562,337
2,250,000 Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Northeast Sector Project, Phase 1B,
Series 2018
5.300 05/01/39 2,309,485
3,995,000 Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Northeast Sector Project, Phase 1B,
Series 2018
5.450 05/01/48 4,072,308
530,000 Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Star Farms at Lakewood Ranch
Project, Series 2024
5.550 05/01/54 532,301
1,355,000 (d) Lawson Dunes Community Development District, Haines City,
Florida, Special Assessment Revenue Bonds, 2022 Project Series
2022
5.000 05/01/42 1,363,999

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 2,465,000 (d) Lawson Dunes Community Development District, Haines City,
Florida, Special Assessment Revenue Bonds, 2022 Project Series
2022
5.125% 05/01/52 $ 2,434,463
1,650,000 Lee County Housing Finance Authority, Florida, Multifamily
Housing Revenue Bonds, Janies Garden Phase 2, Series 2010B,
(Mandatory Put 9/15/27)
7.250 09/15/47 1,651,508
3,655,000 Lee County Industrial Development Authority, Florida, Charter
School Revenue Bonds, Lee County Community Charter Schools,
Series 2007A
5.250 06/15/27 3,656,190
35,550,000 Lee County Industrial Development Authority, Florida, Charter
School Revenue Bonds, Lee County Community Charter Schools,
Series 2007A
5.375 06/15/37 35,555,147
2,495,000 (d) Lee County Industrial Development Authority, Florida, Charter
School Revenue Bonds, Lee County Community Charter Schools,
Series 2012A
5.500 06/15/32 2,496,385
4,700,000 (d) Lee County Industrial Development Authority, Florida, Charter
School Revenue Bonds, Lee County Community Charter Schools,
Series 2012A
5.750 06/15/42 4,700,654
790,000 (d) Lee County Industrial Development Authority, Florida, Healthcare
Facilities Revenue Bonds, Preserve Project, Series 2017A
5.375 12/01/32 615,173
2,000,000 (d) Lee County Industrial Development Authority, Florida, Healthcare
Facilities Revenue Bonds, Preserve Project, Series 2017A
5.625 12/01/37 1,546,397
11,650,000 (d) Lee County Industrial Development Authority, Florida, Healthcare
Facilities Revenue Bonds, Preserve Project, Series 2017A
5.750 12/01/52 8,780,633
10,000,000 (f) Lee County, Florida, Airport Revenue Bonds, Series 2021B,
(AMT), (UB)
5.000 10/01/46 10,288,294
20,045,000 (f) Lee County, Florida, Airport Revenue Bonds, Series 2021B,
(AMT), (UB)
4.000 10/01/51 18,501,457
167,000 Lexington Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2007
5.400 05/01/37 167,097
2,105,000 (d) Liberty Cove Community Development District, Nassau County,
Florida, Special Assessment Revenue Bonds, Assessment Area 1,
Series 2024
5.700 05/01/54 2,082,096
1,250,000 (d) Longleaf Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Neighborhood 4
Assessment Area Two Series 2024A
5.450 05/01/55 1,206,959
1,000,000 (d) LTC Ranch Residential Community Development District, Port
Saint Lucie, Florida, Special Assessment Bonds, Assessment Area
4 Project, Refunding Series 2024AA4
5.650 05/01/54 987,213
1,185,000 Lucerne Park Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2019
4.750 05/01/50 1,111,505
3,570,000 Magic Place Community Development District, Osceola County,
Florida, Special Assessment Revenue Bonds, Series 2019
4.375 05/01/40 3,353,386
5,795,000 Magic Place Community Development District, Osceola County,
Florida, Special Assessment Revenue Bonds, Series 2019
4.500 05/01/51 5,170,266
1,000,000 Majorca Isles Community Development District, Mianmi Gardens,
Florida, Special Assessment Bonds, Series 2015
5.375 05/01/35 1,010,686
3,615,000 Majorca Isles Community Development District, Mianmi Gardens,
Florida, Special Assessment Bonds, Series 2015
5.625 05/01/46 3,640,717
1,885,000 (d) Malabar Springs Community Development District, Florida,
Special Assessment Revenue Bonds, Palm Bay Area One Series
2024
5.500 05/01/54 1,842,272
16,150,000 (f) Manatee County, Florida, Revenue Improvement and Refunding
Bonds, Series 2022, (UB)
4.000 10/01/52 15,690,392
2,070,000 (d) Mandarin Grove Community Development District, Manatee
County, Florida, Special Assessment Revenue Bonds, 2022
Project Series 2022
6.625 05/01/53 2,419,676
410,000 Meadow Pines Community Development District, Florida, Special
Assessment Revenue Bonds, Refunding Series 2014-2
6.000 05/01/34 410,508
2,700,000 Mediterranea Community Development District, Riviera Beach,
Florida, Special Assessment Bonds, Area 2 Project, Refunding &
Improvement Series 2017
5.000 05/01/48 2,681,653

Portfolio of Investments December 31, 2024
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 1,000,000 (d) Miami Dade County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, Miami Community Charter
School Inc Project, Series 2020A
5.000% 06/01/47 $ 921,483
3,895,000 (d) Miami Dade County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, South Florida Autism
Charter School Project, Series 2017
5.875 07/01/37 3,944,018
6,530,000 (d) Miami Dade County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, South Florida Autism
Charter School Project, Series 2017
6.000 07/01/47 6,579,511
13,505,000 Miami World Center Community Development District, Miami-
Dade County, Florida, Special Assessment Bonds, Series 2017
5.125 11/01/39 13,744,560
12,255,000 Miami World Center Community Development District, Miami-
Dade County, Florida, Special Assessment Bonds, Series 2017
5.250 11/01/49 12,430,880
6,200,000 (f) Miami, Florida, Special Obligation Non-Ad Valorem Revenue
Bonds, New Administrative Building Series 2023A, (UB)
5.000 03/01/48 6,576,535
9,565,000 (f) Miami-Dade County Educational Facilities Authority, Florida,
Revenue Bonds, University of Miami, Series 2018A, (UB)
5.000 04/01/53 9,743,354
30,000 Miami-Dade County Expressway Authority, Florida, Toll System
Revenue Bonds, Series 2010A
5.000 07/01/40 30,107
6,300,000 (d) Miami-Dade County Industrial Development Authority, Florida,
Industrial Development Revenue Bonds, CFC-MB I, LLC Collins
Park Housing Project Series 2023
6.250 01/01/59 6,337,341
1,000,000 Miami-Dade County Industrial Development Authority, Florida,
Revenue Bonds, PInecrest Academy Project, Series 2014
5.000 09/15/34 1,000,074
1,730,000 Miami-Dade County Industrial Development Authority, Florida,
Revenue Bonds, PInecrest Academy Project, Series 2014
5.250 09/15/44 1,707,730
1,500,000 (d) Miami-Dade County Industrial Development Authority, Florida,
Revenue Bonds, Youth Co-Op Charter Schools Project, Series
2015A
5.750 09/15/35 1,504,942
3,500,000 (d) Miami-Dade County Industrial Development Authority, Florida,
Revenue Bonds, Youth Co-Op Charter Schools Project, Series
2015A
6.000 09/15/45 3,509,885
12,855,000 (f) Miami-Dade County, Florida, General Obligation Bonds, Public
Health Trust Program Series 2021A, (UB)
4.000 07/01/50 12,238,041
14,790,000 (f) Miami-Dade County, Florida, Seaport Revenue Bonds, Refunding
Series 2021A-1 - AGM Insured, (AMT), (UB)
4.000 10/01/45 13,904,798
14,850,000 (f) Miami-Dade County, Florida, Seaport Revenue Bonds, Refunding
Series 2022A, (AMT), (UB)
5.000 10/01/47 15,207,940
2,000,000 Miami-Dade County, Florida, Seaport Revenue Bonds, Refunding
Series 2022A, (AMT)
5.250 10/01/52 2,070,088
2,030,000 (f) Miami-Dade County, Florida, Seaport Revenue Bonds, Refunding
Series 2022A, (AMT), (UB)
5.250 10/01/52 2,101,140
11,960,000 (f) Miami-Dade County, Florida, Seaport Revenue Bonds, Refunding
Subordinate Series 2021B-1, (AMT), (UB)
4.000 10/01/46 11,012,565
7,935,000 (f) Miami-Dade County, Florida, Seaport Revenue Bonds, Refunding
Subordinate Series 2021B-1, (AMT), (UB)
4.000 10/01/50 7,120,138
3,615,000 (d) Miami-Dade County, Florida, Special Assessment Revenue
Bonds, Ojus Sanitary Sewer Special Benefit Area, Series 2021
5.100 07/01/51 3,634,640
5,000,000 (f) Miami-Dade County, Florida, Transit System Sales Surtax Revenue
Bonds, Series 2018, (UB)
4.000 07/01/48 4,790,335
9,085,000 (f) Miami-Dade County, Florida, Transit System Sales Surtax Revenue
Bonds, Series 2020A, (UB)
4.000 07/01/49 8,688,373
10,700,000 (f) Miami-Dade County, Florida, Water and Sewer System Revenue
Bonds, Series 2019B, (UB)
4.000 10/01/49 10,218,720
15,995,000 (f) Miami-Dade County, Florida, Water and Sewer System Revenue
Bonds, Series 2021, (UB)
4.000 10/01/51 15,313,653
2,390,000 (d) Middleton Community Development District A, Florida, Special
Assessment Revenue Bonds, Series 2022
6.200 05/01/53 2,523,421
975,000 Midtown Miami Community Development District, Florida,
Special Assessment Revenue Bonds, Infrastrusture Project,
Refunding Series 2014B
5.000 05/01/29 975,310
3,705,000 Midtown Miami Community Development District, Florida,
Special Assessment Revenue Bonds, Infrastrusture Project,
Refunding Series 2014B
5.000 05/01/37 3,705,295

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 9,770,000 Midtown Miami Community Development District, Florida,
Special Assessment Revenue Bonds, Parking Garage Project,
Refunding Series 2014A
5.000% 05/01/37 $ 9,770,779
4,890,000 (d) Mirada Community Development District, Florida, Capital
Improvement Bonds,  Assessment Area 3 Series 2024
6.000 05/01/55 4,938,366
215,000 (d) Mirada II Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2022
5.125 05/01/32 221,389
650,000 (d) Mirada II Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2022
5.600 05/01/42 671,225
1,085,000 (d) Mirada II Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2022
5.750 05/01/53 1,115,699
2,625,000 Naples Reserve Community Development District, Collier
County, Florida, Special Assessment Bonds, Series 2014
5.625 11/01/45 2,626,199
2,645,000 (d) Naples Reserve Community Development District, Collier
County, Florida, Special Assessment Bonds, Series 2018
5.125 11/01/48 2,652,189
870,000 (e) Naturewalk Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2007A
5.500 05/01/38 330,600
1,590,000 (e) Naturewalk Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2007B
5.300 05/01/22 604,200
2,150,000 (d) Normandy Community Development District, Florida, Capital
Improvement Revenue Bonds, Jacksonville Assessment Area
One Series 2024
5.550 05/01/54 2,076,399
915,000 (d) North AR-1 of Pasco Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 3, Series
2023
5.750 05/01/43 939,960
1,885,000 (d) North AR-1 of Pasco Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 3, Series
2023
6.000 05/01/54 1,937,170
1,000,000 (d) North AR-1 of Pasco Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 5, Series
2024
6.000 05/01/54 1,014,884
715,000 North Boulevard Community Development District, Haines, Polk
County, Florida, Special Assessment Bonds, Series 2019
5.500 11/01/39 738,250
1,240,000 North Boulevard Community Development District, Haines, Polk
County, Florida, Special Assessment Bonds, Series 2019
5.625 11/01/49 1,268,323
1,915,000 (d) North Powerline Road Community Development District, Polk
County, Florida, Special Assessment Revenue Bonds, Series 2022
5.625 05/01/52 1,972,765
1,000,000 North Springs Improvement District, Browaard County, Florida,
Special Assessment Bonds, Area C, Series 2017
5.000 05/01/38 1,009,699
8,025,000 North Springs Improvement District, Broward County, Florida,
Water Mangement Bonds, Parkland Bay Unit Area, Series 2018
5.000 05/01/48 7,980,692
5,000,000 (d) North Springs Improvement District, Broward County, Florida,
Water Mangement Bonds, Unit Area C, Series 2017
5.000 05/01/48 4,918,487
3,000,000 Northern Palm Beach County Improvement District, Florida,
Water Control and Improvement Bonds, Development Unit 2C,
Series 2017
5.000 08/01/46 3,007,067
13,280,000 Northern Palm Beach County Improvement District, Florida,
Water Control and Improvement Bonds, Development Unit 53,
Series 2015
5.500 08/01/46 13,385,345
3,280,000 Northern Palm Beach County Improvement District, Florida,
Water Control and Improvement Bonds, Development Unit 53,
Series 2018A
5.500 08/01/39 3,380,644
5,730,000 Northern Palm Beach County Improvement District, Florida,
Water Control and Improvement Bonds, Development Unit 53,
Series 2018A
5.625 08/01/49 5,841,246
3,900,000 (d) Ocean and Highway Port Authority, Florida, Port Facilities
Revenue Bonds, Worldwide Terminals Fernandina, LLC Project,
Series 2019, (AMT)
5.500 12/01/49 3,175,397
1,500,000 Old Hickory Community Development District, Osceola County,
Florida, Special Assessment Bonds, Series 2020
4.000 06/15/50 1,257,664
1,185,000 Orange Blossom Groves Community Development District,
Collier County, Florida, Special Assessment Bonds, 2023 Project,
Series 2023
5.375 06/15/53 1,212,017

Portfolio of Investments December 31, 2024
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 2,240,000 Orchid Grove Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2015
5.000% 05/01/36 $ 2,253,499
855,000 Osceola Chain Lakes Community Development District, Florida,
Capital Improvement Revenue Bonds, Series 2018
5.125 05/01/38 865,917
1,130,000 Osceola Chain Lakes Community Development District, Florida,
Capital Improvement Revenue Bonds, Series 2018
5.250 05/01/48 1,135,049
875,000 (d),(j) Pacific Ace Community Development District, Lake County,
Florida, Special Assessment Revenue Bonds, Area 2 Series 2024
5.500 05/01/55 877,804
2,700,000 Palermo Community Development District, Florida, Special
Assessment Bonds, 2023 Project, Series 2023
5.250 06/15/53 2,734,853
17,865,000 (f) Palm Beach County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Baptist Health Systems of South Florida
Obligated Group, Series 2019, (UB)
4.000 08/15/49 16,635,833
10,315,000 (d) Palm Beach County, Florida, Revenue Bonds, Provident Group -
LU Properties LLC Lynn University Housing Project, Series 2021A
5.000 06/01/57 9,478,653
4,160,000 Palm Beach County, Florida, Revenue Bonds, Provident Group -
LU Properties LLC Lynn University Housing Project, Series 2024A
6.125 06/01/54 4,117,753
3,640,000 Palm Beach County, Florida, Revenue Bonds, Provident Group -
LU Properties LLC Lynn University Housing Project, Series 2024A
6.250 06/01/59 3,639,239
1,250,000 Palm Coast Park Community Development District, Florida,
Special Assessment Revenue Bonds, Sawmill Branch Phase 2
Flager, Series 2022
5.125 05/01/51 1,236,192
1,000,000 Palm Coast Park Community Development District, Florida,
Special Assessment Revenue Bonds, Series 2023
5.600 05/01/53 1,019,321
545,000 Park Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 13A-1
7.375 11/01/44 577,881
2,185,000 Park East Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2021
4.000 11/01/51 1,804,927
1,000,000 Parker Pointe Community Development District, Miami-Dade
County, Florida, Special Assessment Revenue Bonds, Series 2024
5.750 05/01/54 1,000,823
800,000 Parker Road Community Development District, Florida, Capital
Improvement Revenue Bonds, Refudning Series 2020
3.875 05/01/40 670,145
1,040,000 Parrish Lakes Community Development District, Manatee County,
Florida, Capital Improvement Revenue Bonds, Assessment Area
1, Series 2023
5.125 05/01/43 1,039,422
2,070,000 Parrish Lakes Community Development District, Manatee County,
Florida, Capital Improvement Revenue Bonds, Assessment Area
1, Series 2023
5.400 05/01/53 2,073,961
1,985,000 (d) Parrish Lakes Community Development District, Manatee County,
Florida, Capital Improvement Revenue Bonds, Assessment Area
3, Series 2024
5.800 05/01/54 1,971,650
1,000,000 Pasco County, Florida, Cigarette Tax Allocation Bonds, H.
Lee Moffitt Cancer Center and Research Institute Capital
Improvement Series 2023A - AGM Insured
5.000 09/01/48 1,045,241
2,000,000 (d) Peace Creek Community Development District, Winter Haven,
Florida, Special Assessment Revenue Bonds, Area One Series
2023
5.375 06/15/53 2,048,364
9,720,000 (d) Pinellas County Health Facilities Authority, Florida, Health Care
Facilities Revenue Bonds, Mease Life, Inc. Project, Refunding
Series 2021
7.000 01/01/57 9,670,776
940,000 Poinciana West Community Development District, Florida,
Special Assessment Bonds, Refunding Subordinate Series 2016-2
5.700 05/01/37 961,912
500,000 Preserve at South Branch Community Development District,
Pasco County, Florida, Special Assessment Revenue Bonds,
Phase 1 Series 2018
5.250 11/01/38 518,492
1,000,000 Preserve at South Branch Community Development District,
Pasco County, Florida, Special Assessment Revenue Bonds,
Phase 1 Series 2018
5.375 11/01/49 1,017,298
2,160,000 Punta Gorda Housing Authority, Florida, Gulf Breeze Apartments
Multifamily Housing Revenue Bonds, Series 2007A, (AMT)
6.125 01/01/45 2,119,755
1,000,000 (d) Ranches at Lake McLeod Community Development District, Polk
County, Florida, Special Assessment Revenue Bonds, Assessment
Area 1 Series 2023
5.500 06/15/53 1,026,263

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 1,035,000 Randal Park Community Development District, Orlando, Florida,
Special Assessment Revenue Bonds, Series 2012
6.125% 11/01/32 $ 1,107,399
1,000,000 Randal Park Community Development District, Orlando, Florida,
Special Assessment Revenue Bonds, Series 2012
6.875 11/01/42 1,114,390
1,350,000 Randal Park Community Development District, Orlando, Florida,
Special Assessment Revenue Bonds, Series 2015
5.000 11/01/35 1,355,587
2,270,000 Randal Park Community Development District, Orlando, Florida,
Special Assessment Revenue Bonds, Series 2015
5.200 11/01/45 2,274,218
725,000 (d) Regal Village Community Development District, Florida City,
Florida, Capital Improvement Revenue Bonds, Series 2024
5.500 05/01/54 727,601
7,485,000 Reunion East Community Development District, Osceola County,
Florida, Special Assessment Bonds, Refunding Series 2015A
5.000 05/01/33 7,506,863
2,705,000 (d) Reunion West Community Development District, Florida,
Special Assessment Bonds, Area 2 Phase 1 Project, Refunding &
Improvement Series 2015
5.000 11/01/47 2,712,143
2,530,000 Reunion West Community Development District, Florida, Special
Assessment Bonds, Area 3 Project, Series 2016
5.000 11/01/46 2,535,894
675,000 Reunion West Community Development District, Osceola
County, Florida, Special Assessment Bonds, Area 5 Project, Series
2019
4.500 05/01/39 657,102
2,000,000 Reunion West Community Development District, Osceola
County, Florida, Special Assessment Bonds, Area 5 Project, Series
2019
4.625 05/01/50 1,853,729
160,000 Rhodine Road North Community Development District,
Hillsborough County, Florida, Special Assessment Bonds, Series
2019
4.750 05/01/50 151,732
1,065,000 Rhodine Road North Community Development District,
Hillsborough County, Florida, Special Assessment Bonds, Series
2022
4.000 05/01/52 902,960
998,000 Riverbend West Community Development District, Hilsborough
County, Florida, Special Assessment Bonds, Series 2016
5.000 05/01/46 994,041
1,360,000 Rivers Edge Community Development District, Florida, Capital
Improvement Revenue Bonds, Refunding Subordinate Lien
Series 2018A-2
5.000 05/01/38 1,375,358
565,000 Rolling Hills Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2015A-1
5.450 05/01/31 569,632
820,000 Rolling Hills Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2015A-1
5.600 05/01/37 825,670
1,300,000 Rolling Hills Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2020A-1
4.875 05/01/50 1,241,189
1,000,000 Rolling Oaks Community Development District, Florida, Special
Assessment Bonds, Series 2016
5.875 11/01/37 1,032,194
990,000 Rolling Oaks Community Development District, Florida, Special
Assessment Bonds, Series 2016
6.000 11/01/47 1,014,961
1,995,000 (d) Rolling Oaks Community Development District, Florida, Special
Assessment Bonds, Series 2018
5.375 11/01/38 2,045,493
3,745,000 (d) Rolling Oaks Community Development District, Florida, Special
Assessment Bonds, Series 2018
5.500 11/01/49 3,803,405
1,510,000 (d) Rolling Oaks Community Development District, Osceola County,
Florida, Special Assessment Bonds, 2022 Assessment Area,
Series 2022
6.500 05/01/53 1,589,081
1,695,000 (d) Rookery Community Development District, Florida, Special
Assessment Revenue Bonds, Green Cove Springs Capital
Improvement Assessment Area One Series 2024
5.350 05/01/55 1,643,835
2,360,000 Rustic Oaks Community Development District, Florida, Capital
Improvement Revenue Bonds Series 2022
4.000 05/01/52 1,937,237
1,000,000 (d) Rye Crossing Community Development District, Manatee County,
Florida, Revenue Bonds, Capital Improvement Assessment Area
2 Series 2024
5.250 05/01/54 969,763
1,700,000 Sabal Palm Community Development District, Florida, Special
Assessment Bonds, Series 2016
5.500 11/01/46 1,714,646
1,250,000 (d) Sabal Palm Community Development District, Florida, Special
Assessment Bonds, South Parcel Series 2017
5.000 11/01/47 1,250,018

Portfolio of Investments December 31, 2024
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 1,245,000 Saint Augustine Lakes Community Development District, Saint
Johns County, Florida, Special Assessment Bonds, 2022 Project,
Series 2022
5.500% 06/15/53 $ 1,265,991
3,316,045 (d) Saint Johns County Housing Authority, Florida, Multifamily
Mortgage Revenue Bonds, Victoria Crossing, Series 2021A,
(Mandatory Put 4/01/39)
3.920 04/01/59 2,678,649
1,000,000 Saltmeadows Community Development District, Manatee
County, Florida, Special Assessment Revenue Bonds, Assessment
Area 1, Series 2022
5.500 05/01/53 1,017,966
1,880,000 Sandridge Community Development District, Clay County,
Florida, Special Assessment Revenue Bonds, Phase II Project,
Series 2022
4.300 05/01/52 1,668,304
1,980,000 Sarasota County Public Hospital District, Florida, Hospital
Revenue Bonds, Sarasota Memorial Hospital Project, Series 2022
4.000 07/01/52 1,778,102
15,000,000 (f) Sarasota County Public Hospital District, Florida, Hospital
Revenue Bonds, Sarasota Memorial Hospital Project, Series 2022,
(UB)
4.000 07/01/52 13,470,466
750,000 Savanna Lakes Community Development District, Lee County,
Florida, Special Assessment Revenue Bonds, Assessment Area
Two Series 2024
5.500 06/15/54 750,617
2,500,000 (d) Sawgrass Village Community Development District, Manatee
County, Florida, Special Assessment Bonds, 2023 Project Series
2023
5.750 05/01/53 2,541,100
1,045,000 Sawgrass Village Community Development District, Manatee
County, Florida, Special Assessment Bonds, Assessment Area 2
Series 2023
6.375 11/01/53 1,098,923
1,000,000 (d) Sawyers Landing Community Development District, Florida,
Special Assessment Revenue Bonds, Series 2021
4.125 05/01/41 886,651
1,690,000 (d) Scenic Terrace North Community Development District, Florida,
Special Assessment Revenue Bonds, Series 2023
6.125 05/01/54 1,747,132
3,935,000 (d) Scenic Terrace South Community Development District, Lake
Hamilton, Florida, Special Assessment Revenue Bonds, Series
2022 Project, Series 2022
4.625 05/01/53 3,579,577
1,510,000 (d) Seagrove Community Development District, St. Lucie County,
Florida, Special Assessment Revenue Bonds, Series 2024
5.200 06/15/54 1,479,191
1,130,000 (d) Seaton Creek Reserve Community Development District,
Jacksonville, Florida, Special Assessment Revenue Bonds,
Assessment Area 1 Series 2023
5.500 06/15/53 1,154,464
1,185,000 Sedona Point Community Development District, Florida, Special
Assessment Bonds, Project Series 2023
5.000 06/15/53 1,183,182
1,130,000 (d) Seminole Palms Community Development District, Palm Coast,
Florida, Special Assessment Revenue Bonds, 2023 Project Area
Series 2023
5.700 05/01/53 1,156,207
2,000,000 (d) Seminole Palms Community Development District, Palm Coast,
Florida, Special Assessment Revenue Bonds, 2024 Project Area 2
Series 2024
5.500 05/01/55 1,952,609
1,500,000 (d) Shell Point Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Refunding Series
2019
5.250 11/01/39 1,528,656
2,990,000 (d) Shell Point Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Refunding Series
2019
5.375 11/01/49 3,021,079
1,750,000 Sherwood Manor Community Development District,
Hillsborough County, Florida, Special Assessment Revenue
Bonds, Area Two, Series 2023
5.625 05/01/53 1,793,683
4,000,000 Shingle Creek Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds, Assessment
Area 2 Series 2019
5.000 05/01/49 3,956,625
390,000 (d) Silverado Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 1A, Series
2018A-1
5.250 11/01/38 396,127
580,000 (d) Silverado Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 1A, Series
2018A-1
5.375 11/01/48 585,226

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 1,530,000 (d) Silverado Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 1B, Refunding
Series 2018A-2
5.500% 05/01/49 $ 1,583,417
310,000 (d) Silverado Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2017A-1
5.500 11/01/47 313,038
1,975,000 Six Mile Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 1, Refunding
Series 2015
5.000 05/01/38 1,995,308
3,940,000 Six Mile Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 2 Phase 2, Series
2017A
5.250 11/01/48 3,970,498
1,500,000 (d) Six Mile Creek Community Development District, Saint Johns
County, Florida, Capital Improvement Revenue Bonds, 2023
Project Area Series 2023
5.700 05/01/54 1,538,848
995,000 Solterra Resort Community Development District, Polk County,
Florida, Special Assessment Bonds, Series 2018
5.250 05/01/39 1,012,955
2,925,000 Solterra Resort Community Development District, Polk County,
Florida, Special Assessment Bonds, Series 2018
5.375 05/01/49 2,963,487
1,405,000 (d) Somerset Bay Community Development District, Hernando
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 1, Series 2024
5.900 05/01/54 1,409,056
1,000,000 (d) Sorrento Pines Community Development District Special
Assessment Revenue Bonds, Florida, Area One Series 2023
5.500 05/01/53 1,025,136
15,000,000 (f) South Broward Hospital District, Florida, Hospital Revenue
Bonds, South Broward Hospital District Obligated Group,
Refunding Series 2016A, (UB)
4.000 05/01/44 14,190,720
5,000,000 (f) South Broward Hospital District, Florida, Hospital Revenue
Bonds, South Broward Hospital District Obligated Group, Series
2018, (UB)
4.000 05/01/48 4,715,991
45,000 South Fork III Community Development District, Florida, Special
Assessment Revenue Bonds, Refunding Series 2016
5.000 05/01/29 45,761
780,000 South Fork III Community Development District, Florida, Special
Assessment Revenue Bonds, Refunding Series 2016
5.375 05/01/37 792,199
2,730,000 South Fork III Community Development District, Florida, Special
Assessment Revenue Bonds, Refunding Series 2016
5.625 05/01/47 2,761,422
1,510,000 South Fork III Community Development District, Florida, Special
Assessment Revenue Bonds, Refunding Series 2018
5.000 05/01/38 1,525,195
3,750,000 South Fork III Community Development District, Florida, Special
Assessment Revenue Bonds, Refunding Series 2018
5.375 05/01/49 3,777,797
8,250,000 South Miami Health Facilities Authority, Florida, Hospital Revenue
Bonds, Baptist Health Systems of South Florida Obligated Group,
Refunding Series 2017 - BAM Insured
5.000 08/01/47 8,425,300
400,000 South Village Community Development District, Clay County,
Florida, Capital Improvement Revenue Bonds, Refunding Series
2016A2
4.875 05/01/35 401,750
100,000 South Village Community Development District, Clay County,
Florida, Capital Improvement Revenue Bonds, Refunding Series
2016A2
5.000 05/01/38 100,414
2,015,000 South-Dade Venture Community Development District, Florida,
Special Assessment Revenue Bonds, Refunding Series 2013
5.250 05/01/34 2,020,862
930,000 Southshore Bay Community Development District, Hillsborough
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 2, Series 2024
5.625 05/01/54 926,087
1,000,000 Spencer Creek Community Development District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, Series 2019
5.000 05/01/39 1,011,041
1,250,000 Spencer Creek Community Development District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, Series 2019
5.250 05/01/49 1,256,822
2,125,000 Spring Lake Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Area One Project,
Series 2014
5.125 11/01/34 2,126,005
3,265,000 Spring Lake Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Area One Project,
Series 2014
5.500 11/01/44 3,266,214

Portfolio of Investments December 31, 2024
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 1,525,000 (d) Spring Lake Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Area Two Project,
Series 2017
5.125% 11/01/37 $ 1,542,696
2,995,000 (d) Spring Lake Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Area Two Project,
Series 2017
5.250 11/01/47 3,006,481
2,400,000 State of Florida, Board of Governors, Florida Polytechnic
University, Florida, Dormitory Revenue Bonds, Series 2023A -
BAM Insured
4.250 07/01/39 2,432,773
2,195,000 Stonegate Community Development District, Florida, Special
Assessment Revenue Bonds, Refunding Series 2013
5.000 05/01/34 2,196,177
1,000,000 Stonegate Preserve Community Development District, Florida,
Manatee County Special Assessment Revenue Bonds 2023
Project Area Series 2023
6.125 12/15/53 1,070,361
885,000 Stoneybrook North Community Development District, Florida,
Special Assessment Revenue Bonds, Assessment Area One
Project, Series 2017A-3
5.875 11/01/29 894,569
700,000 (d) Stoneybrook North Community Development District, Florida,
Special Assessment Revenue Bonds, Assessment Area Two
Project, Series 2022
6.375 11/01/52 763,530
1,000,000 (d) Stoneybrook South at Championsgate Community Development
District, Osceola County, Florida, Special Assessment Revenue
Bonds, 2023 Assessment Area Series 2023
5.500 06/15/53 1,045,457
3,945,000 Stoneybrook South Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds, Assessment
Area Two-A Project, Series 2014
5.500 11/01/44 4,099,846
1,075,000 (d) Storey Creek Community Development District, Osceloa County,
Florida, Special Assessment Bonds, Assessment Area 2 Project,
Series 2022
5.375 06/15/52 1,091,499
500,000 (d) Summer Woods Community Development District, Manatee
County, Florida, Special Assessment Bonds, Area 1 Project, Series
2018A-1
5.250 11/01/38 509,106
1,320,000 (d) Summer Woods Community Development District, Manatee
County, Florida, Special Assessment Bonds, Area 1 Project, Series
2018A-1
5.375 11/01/48 1,331,894
1,561,000 Summit At Fern Hill Community Development District,
Hillsborough County, Florida, Special Assessment Revenue
Bonds, Series 2016
5.000 05/01/46 1,562,167
1,000,000 (d) Summit View Community Development District, Dade City,
Florida, Special Assessment Area Two Revenue Bonds, Series
2024
6.000 05/01/54 1,007,785
1,795,000 Summit View Community Development District, Dade City,
Florida, Special Assessment Revenue Bonds, Series 2021A
5.000 05/01/52 1,688,021
1,000,000 (d) Sunbridge Stewardship District, Florida, Special Assessment
Revenue Bonds, Weslyn Park Project, Series 2022
5.200 05/01/42 1,013,738
2,000,000 (d) Sunbridge Stewardship District, Florida, Special Assessment
Revenue Bonds, Weslyn Park Project, Series 2022
5.350 05/01/52 2,022,281
11,540,000 (f) Tampa, Florida, Health System Revenue Bonds, Baycare Health
System, Series 2016A, (UB)
5.000 11/15/46 11,637,222
1,500,000 Tampa, Florida, Hospital Revenue Bonds, H. Lee Moffitt Cancer
Center Project, Series 2020B
4.000 07/01/45 1,422,415
1,815,000 Tapestry Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2016
5.000 05/01/46 1,810,136
2,000,000 Terreno Community Development District, Collier County,
Florida, Special Assessment Bonds, Series 2023
5.250 05/01/53 2,010,556
3,255,000 Three Rivers Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2019A-1
4.750 05/01/50 3,056,370
4,170,000 (d) Three Rivers Community Development District, Florida, Special
Assessment Revenue Bonds, South Assessment Area Series
2021B
4.625 05/01/36 4,060,327
995,000 (d) Timber Creek Community Development District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, Series 2018
5.000 11/01/38 1,014,093
1,250,000 (d) Timber Creek Community Development District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, Series 2018
5.000 11/01/48 1,241,307

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 1,075,000 Tohoqua Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2018
4.800% 05/01/48 $ 1,032,226
580,000 (d) Tolomato Community Development District, Florida, Special
Assessment Bonds, Expansion Parcel Project, Series 2018
4.850 05/01/38 583,012
975,000 (d) Tolomato Community Development District, Florida, Special
Assessment Bonds, Expansion Parcel Project, Series 2018
5.000 05/01/48 973,681
4,795,000 (d) Tolomato Community Development District, Florida, Special
Assessment Bonds, Refunding Senior Lien Series 2018A-2
5.625 05/01/40 4,920,648
8,035,000 (d),(f) Tolomato Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2022A - AGM Insured, (UB)
4.000 05/01/40 8,115,871
2,265,000 Tolomato Community Development District, Florida, Special
Assessment Bonds, Refunding Subordinate Lien Series 2018B-2
5.125 05/01/39 2,296,050
885,000 Tolomato Community Development District, Florida, Special
Assessment Revenue Bonds, Seabrook Village Phases 2 and 3
Series 2024
5.125 05/01/54 851,974
3,225,000 Toscana Isles Community Development District, Venice, Florida,
Special Assessment Revenue Bonds, Series 2014
6.250 11/01/44 3,353,912
280,000 Towne Park Community Development District, Florida, Special
Assessment Bonds, Area 2B Project, Series 2018
5.375 05/01/38 287,815
1,265,000 Towne Park Community Development District, Florida, Special
Assessment Bonds, Area 3A Project, Series 2018
5.375 05/01/38 1,300,278
2,595,000 Towne Park Community Development District, Florida, Special
Assessment Bonds, Area 3A Project, Series 2018
5.500 05/01/49 2,639,315
1,755,000 Towne Park Community Development District, Florida, Special
Assessment Bonds, Area 3C Project, Series 2019
4.625 05/01/50 1,625,910
825,000 Trevesta Community Development District, Manatee County,
Florida, Special Assessment Revenue Bonds, 2016 Project, Series
2016A-1
5.375 11/01/36 862,556
705,000 (d) Trevesta Community Development District, Manatee County,
Florida, Special Assessment Revenue Bonds, Assessment Area
1 - Phase 2 Project, Series 2018
5.250 11/01/39 735,279
750,000 Triple Creek Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Series 2012 - AGM
Insured
6.750 11/01/43 827,907
1,100,000 Trout Creek Community Development District, Saint Johns
County, Florida, Capital Improvement Revenue Bonds, Series
2018
5.375 05/01/38 1,118,361
3,350,000 Trout Creek Community Development District, Saint Johns
County, Florida, Capital Improvement Revenue Bonds, Series
2018
5.500 05/01/49 3,382,792
1,400,000 TSR Community Development District, Pasco County, Florida,
Special Assessment Revenue Bonds, Northwest Assessment Area
Parcels A, B & C, Series 2018
5.000 11/01/39 1,415,854
2,500,000 TSR Community Development District, Pasco County, Florida,
Special Assessment Revenue Bonds, Northwest Assessment Area
Parcels A, B & C, Series 2018
5.125 11/01/49 2,500,556
275,000 TSR Community Development District, Pasco County, Florida,
Special Assessment Revenue Bonds, Village 1 Project, Series
2015
5.000 11/01/36 275,960
555,000 TSR Community Development District, Pasco County, Florida,
Special Assessment Revenue Bonds, Village 1 Project, Series
2015
5.125 11/01/45 555,612
2,435,000 TSR Community Development District, Pasco County, Florida,
Special Assessment Revenue Bonds, Village 4 Project, Series
2015A
5.625 11/01/45 2,484,336
1,505,000 Tuckers Pointe Community Development District, Charlotte
County, Florida, Special Assessment Notes, Phase 1 Project,
Series 2022
4.000 05/01/42 1,340,183
9,320,000 Twin Creeks North Community Development District, Florida,
Special Assessment Bonds, Master Infrastructure Improvements,
Series 2016A-1
6.375 11/01/47 9,789,038
1,855,000 Twin Creeks North Community Development District, Florida,
Special Assessment Bonds, Master Infrastructure Improvements,
Series 2016A-2
6.375 11/01/47 1,948,355

Portfolio of Investments December 31, 2024
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 1,000,000 (d) Twisted Oaks Pointe Community Development District, Florida,
Special Assessment Revenue Bonds Assessment Area One
Project Series 2023
5.625% 05/01/53 $ 1,015,522
1,000,000 (d) Twisted Oaks Pointe Community Development District, Florida,
Special Assessment Revenue Bonds Assessment Area Two
Project Series 2023
6.125 05/01/54 1,035,552
610,000 Two Creeks Community Development District, Florida, Capital
Improvement Revenue Bonds, Refunding Subordinate Lien
Series 2016A-2
4.750 05/01/37 610,584
1,210,000 Two Lakes Community Development District, Hialeah, Florida,
Special Assessment Bonds, Series 2024
5.000 05/01/55 1,233,315
7,000,000 (d) Two Rivers East Community Development District, Pasco County,
Florida, Special Assessment Revenue Bonds, 2023 Project Series
2023
5.875 05/01/53 7,154,163
1,540,000 (d) Two Rivers North Community Development District, Pasco
County, Florida, Special Assessment Bonds, 2022 Project, Series
2022
5.125 05/01/42 1,550,866
5,000,000 (d) Two Rivers West Community Development District, Pasco County,
Florida, Special Assessment Bonds, 2022 Project, Series 2022
6.250 05/01/53 5,209,478
1,500,000 (d) Two Rivers West Community Development District, Pasco County,
Florida, Special Assessment Bonds, 2024 Project, Series 2024
5.875 05/01/54 1,503,160
255,000 Union Park Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2016A-1
5.375 11/01/37 259,427
1,975,000 (d) Union Park East Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment  Area 1 Series
2017A-1
5.500 11/01/47 2,006,047
1,465,000 (d) Union Park East Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment  Area 2 Series
2019A-1
5.000 11/01/39 1,481,590
2,615,000 (d) Union Park East Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment  Area 2 Series
2019A-1
5.125 11/01/49 2,617,575
835,000 (d) Union Park East Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment  Area 2 Series
2019A-2
5.250 05/01/49 845,605
1,525,000 (d) Varrea South Community Development District, Plant City,
Florida, Capital Improvement Revenue Bonds, 2023 Assessment
Area Series 2023
5.400 05/01/53 1,557,697
2,755,000 (d) V-Dana Community Development District, Lee County, Florida,
Special Assessment Bonds, Area 2 - 2023 Project, Series 2023
5.500 05/01/54 2,800,776
1,055,000 Venetian Parc Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, Area One Project,
Series 2013
6.500 11/01/43 1,127,902
1,000,000 Veranda Community Development District II, Florida, Special
Assessment Revenue Bonds, Assessment Area 5 Phase 2 Veranda
Estates Project, Refunding Series 2024
5.625 05/01/54 1,010,395
845,000 Veranda Community Development District II, Florida, Special
Assessment Revenue Bonds, Assessment Area One-Gardens East
Project, Series 2018A
5.000 11/01/39 855,016
1,050,000 Veranda Community Development District II, Florida, Special
Assessment Revenue Bonds, Assessment Area One-Gardens East
Project, Series 2018A
5.000 11/01/39 1,062,446
1,395,000 Veranda Community Development District II, Florida, Special
Assessment Revenue Bonds, Assessment Area One-Gardens East
Project, Series 2018A
5.125 11/01/49 1,395,825
1,720,000 Veranda Community Development District II, Florida, Special
Assessment Revenue Bonds, Assessment Area One-Gardens East
Project, Series 2018A
5.125 11/01/49 1,721,017
4,050,000 Verandah West Community Development District, Florida,
Capital Improvement Revenue Bonds, Refunding Series 2013
5.000 05/01/33 4,051,744
1,640,000 Verano 2 Community Development District, Florida, Special
Assessment Revenue Bonds, District 2 Pod A Project, Series 2017
4.750 11/01/38 1,639,245
2,405,000 Verano 2 Community Development District, Florida, Special
Assessment Revenue Bonds, District 2 Pod A Project, Series 2017
5.000 11/01/48 2,376,952

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 1,295,000 Verano 2 Community Development District, Florida, Special
Assessment Revenue Bonds, District 2 Pod B Project, Series 2017
4.750% 11/01/38 $ 1,294,404
1,970,000 Verano 2 Community Development District, Florida, Special
Assessment Revenue Bonds, District 2 Pod B Project, Series 2017
5.000 11/01/48 1,947,025
895,000 Verano 2 Community Development District, Florida, Special
Assessment Revenue Bonds, District 2 Pod C Project, Series 2017
5.000 11/01/38 903,060
1,410,000 Verano 2 Community Development District, Florida, Special
Assessment Revenue Bonds, District 2 Pod C Project, Series 2017
5.125 11/01/48 1,411,388
1,140,000 Verano 3 Community Development District, Florida, Special
Assessment Bonds, Phase 2 Assessment Area, Series 2022
6.450 11/01/42 1,214,012
1,500,000 Verano 3 Community Development District, Florida, Special
Assessment Bonds, Phase 2 Assessment Area, Series 2022
6.625 11/01/52 1,598,689
1,195,000 (d) Verano 4 Community Development District, Florida, Special
Assessment Revenue Bonds, Arbor Creek Phase One
Assessment Area Series 2023
5.625 05/01/53 1,230,924
3,705,000 (d) Village Community Development District 15, Florida, Special
Assessment Revenue Bonds, Series 2023
5.250 05/01/54 3,807,064
2,875,000 (d) Villages of Glen Creek Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 4, Series
2022
5.250 05/01/53 2,887,940
1,260,000 (d) Villamar Community Development District, Winter Haven,
Florida, Special Assessment Revenue Bonds, Area 5 Project,
Series 2023
5.750 05/01/53 1,287,469
1,000,000 (d) Villamar Community Development District, Winter Haven,
Florida, Special Assessment Revenue Bonds, Area 6 Project,
Series 2024
5.750 05/01/54 1,017,238
1,790,000 Villamar Community Development District, Winter Haven,
Florida, Special Assessment Revenue Bonds, Series 2019
4.875 05/01/50 1,709,907
805,000 Waterford Community Development District, Hernando County,
Florida, Capital Improvement Revenue Bonds, Assessment Area
One, Series 2023
5.600 05/01/53 830,144
1,925,000 (d) Waterset Central Community Development District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, Series 2018
5.125 11/01/38 1,951,635
4,000,000 (d) Waterset Central Community Development District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, Series 2018
5.250 11/01/49 4,017,584
1,920,000 Waterset North Community Development District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, Series 2014
5.125 11/01/35 1,920,846
1,470,000 Waterset North Community Development District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, Series 2014
5.250 05/01/39 1,484,653
1,340,000 (d) Wellness Ridge Community Development District, Lake County,
Florida, Special Assessment Revenue Bonds, Area One Series
2023
5.375 06/15/53 1,367,778
1,270,000 (d) West Hillcrest Community Development District, Pasco County,
Florida, Special Assessment Bonds, 2023 Project Series 2023
5.500 06/15/53 1,300,903
2,400,000 West Port Community Developement District, Charlotte County,
Florida, Special Assessment Bonds, Assessment Area 1- 2021
Project, Series 2021
4.000 05/01/51 1,986,356
710,000 (d) West Villages Improvement District, Florida, Special Assessment
Revenue Bonds, Unit of Development 7 Village B Parcel, Series
2019
5.000 05/01/50 694,974
3,000,000 West Villages Improvement District, Florida, Special Assessment
Revenue Bonds, Unit of Development 8 Master Infrastructure,
Series 2022
5.500 05/01/53 3,075,626
2,500,000 (d) West Villages Improvement District, Florida, Special Assessment
Revenue Bonds, Unit of Development 9 Series 2023
5.625 05/01/53 2,576,410
1,490,000 (d) West Villages Improvement District, North Port, Florida,
Capital Improvement Revenue Bonds, Unit of Development 10
Assessment Area 1, Series 2024
5.625 05/01/54 1,492,549
455,000 (d) Westside Community Development District, Osceola County,
Florida, Special Assessment Revenue Bonds, Solara Phase 1
Assessment Area, Series 2018
5.000 05/01/38 460,906
575,000 (d) Westside Community Development District, Osceola County,
Florida, Special Assessment Revenue Bonds, Solara Phase 1
Assessment Area, Series 2018
5.200 05/01/48 578,427

Portfolio of Investments December 31, 2024
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 795,000 (d) Westside Haines City Community Development District, Polk
County, Florida, Special Assessment Bonds, Area 2 Project, Series
2024
6.000% 05/01/54 $ 807,428
750,000 (d) Westview North Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, 2022 Project, Series
2022
5.750 06/15/42 784,998
1,500,000 (d) Westview North Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, 2022 Project, Series
2022
6.000 06/15/52 1,570,109
3,085,000 (d) Westview South Community Development District, Osceola and
Polk Counties, Florida, Special Assessment Bonds, Assessment
Area 1 Project Series 2023
5.600 05/01/53 3,133,013
995,000 Westview South Community Development District, Osceola and
Polk Counties, Florida, Special Assessment Bonds, Assessment
Area 2 Series 2023
5.625 05/01/53 1,015,800
2,580,000 (d) Willow Hammock Community Development District, Manatee
County, Florida, Special Assessment Revenue Bonds, Series 2017
5.000 11/01/47 2,504,609
1,380,000 (d) Willowbrook Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area One Project
Series 2024
5.900 05/01/55 1,384,149
1,500,000 Willows Community Development District, Florida, Special
Assessment Bonds, Series 2019
5.000 05/01/39 1,516,562
3,000,000 Willows Community Development District, Florida, Special
Assessment Bonds, Series 2019
5.200 05/01/50 3,008,498
1,250,000 (d) Wind Meadows South Community Development District, Bartow,
Florida, Special Assessment Bonds, Assessment Area 2 Project,
Series 2023
5.625 05/01/53 1,276,551
1,870,000 Winding Cypress Community Development District, Collier
County, Florida, Special Assessment Bonds, Phase 1 & 2
Assessment Area, Series 2015
5.000 11/01/45 1,870,738
995,000 Winding Cypress Community Development District, Collier
County, Florida, Special Assessment Bonds, Series 2019
5.000 11/01/49 979,968
50,000 Windward Community Development District, Florida, Special
Assessment Bonds, Series 2020A-2
4.400 11/01/35 49,179
300,000 Wiregrass Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2014
5.375 05/01/35 300,874
2,365,000 Wiregrass Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2014
5.625 05/01/45 2,369,440
1,700,000 Wiregrass Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2016
5.000 05/01/47 1,684,083
1,000,000 Woodcreek Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Assessment Area
1, Series 2022
6.000 05/01/53 1,050,489
510,000 Wynnmere East Community Development District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, Series 2016
5.125 05/01/36 517,991
925,000 Wynnmere East Community Development District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, Series 2016
5.500 05/01/46 936,413
2,000,000 (d) Yarbrough Lane Community Development District, Polk County,
Florida, Special Assessment Revenue Bonds, 2024 Project Series
2024
5.600 05/01/55 1,974,861
1,490,000 (d) Zephyr Lakes Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Series 2019
5.500 11/01/39 1,541,352
2,560,000 (d) Zephyr Lakes Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Series 2019
5.625 11/01/49 2,622,355
TOTAL FLORIDA 2,232,610,248

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GEORGIA - 2.9%
$ 36,120,000 Atlanta Development Authority, Georgia, Economic
Development Certificates, Gulch Enterprise Zone Project,
Convertible Capital Appreciation Series 2024A-1 Class A
6.500% 12/15/48 $ 30,559,178
10,300,000 (d) Atlanta Development Authority, Georgia, Revenue Bonds,
Westside Gulch Area Project, Senior Series 2024A-2
5.500 04/01/39 10,509,512
500,000 (e) Atlanta Development Authority, Georgia, Senior Health Care
Facilities Revenue Bonds, Georgia Proton Treatment Center
Project, Current Interest Series 2017A-1
6.500 01/01/29 225,000
24,900,000 (e) Atlanta Development Authority, Georgia, Senior Health Care
Facilities Revenue Bonds, Georgia Proton Treatment Center
Project, Current Interest Series 2017A-1
6.750 01/01/35 11,205,000
33,710,000 (e) Atlanta Development Authority, Georgia, Senior Health Care
Facilities Revenue Bonds, Georgia Proton Treatment Center
Project, Current Interest Series 2017A-1
7.000 01/01/40 15,169,500
1,290,000 Atlanta Urban Residential Finance Authority, Georgia, Multifamily
Housing Revenue Bonds, Testletree Village Apartments, Series
2013A
5.000 11/01/48 1,022,902
8,810,000 (f) Atlanta, Georgia, Airport General Revenue Bonds, Series 2019B,
(AMT), (UB)
4.000 07/01/49 8,230,336
3,600,000 (f) Atlanta, Georgia, Airport Passenger Facilities Charge and
General Revenue Bonds, Subordinate Lien Green Series 2023E,
(AMT), (UB)
5.250 07/01/42 3,899,999
4,650,000 (f) Atlanta, Georgia, Airport Passenger Facilities Charge and
General Revenue Bonds, Subordinate Lien Green Series 2023E,
(AMT), (UB)
5.250 07/01/43 5,018,931
25,665,000 (f) Brookhaven Development Authority, Georgia, Revenue Bonds,
Children's Healthcare of Atlanta, Inc. Project, Series 2019A, (UB)
4.000 07/01/49 24,923,769
420,000 Burke County Development Authority, Georgia, Pollution Control
Revenue Bonds, Oglethorpe Power Corporation Vogtle Project,
Series 2017D
4.125 11/01/45 388,423
5,510,000 (i) Classic Center Authority, Clarke County, Georgia, Revenue
Bonds, Classic Center Arena Project Series 2021
3.000 05/01/61 3,863,720
5,515,000 (f) Cobb County Kennestone Hospital Authority, Georgia, Revenue
Anticipation Certificates, Wellstar Health System, Series 2017A,
(UB)
5.000 04/01/47 5,573,221
3,945,000 Columbia County Hospital Authority, Georgia, Revenue
Anticipation Certificates, WellStar Health System, Inc. Project,
Series 2023A - AGM Insured
5.000 04/01/53 4,135,333
3,500,000 (f) Columbia County Hospital Authority, Georgia, Revenue
Anticipation Certificates, WellStar Health System, Inc. Project,
Series 2023B, (UB)
5.750 04/01/53 3,887,991
6,030,000 (f) Dalton Development Authority, Georgia, Revenue Certificates,
Hamilton Health Care System Inc., Series 2017, (UB)
4.000 08/15/48 5,637,638
5,650,000 Fulton County Development Authority, Georgia, Hospital
Revenue Bonds, Wellstar Health System, Inc Project, Series
2017A
5.000 04/01/47 5,709,646
10,000,000 (f) Fulton County Development Authority, Georgia, Hospital
Revenue Bonds, Wellstar Health System, Inc Project, Series
2017A, (UB)
5.000 04/01/47 10,105,568
7,785,000 (f) Fulton County Development Authority, Georgia, Hospital
Revenue Bonds, Wellstar Health System, Inc Project, Series
2017A, (UB)
4.000 04/01/50 7,420,841
11,900,000 (f) Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4
Project M Bonds, Series 2019A - AGM Insured, (UB)
4.000 01/01/59 11,101,895
25,395,000 (f) Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4
Project M Bonds, Series 2019A, (UB)
5.000 01/01/63 25,825,316
1,840,000 (d) Macon-Bibb County Urban Development Authority, Georgia,
Revenue Bonds, Academy for Classical Education, Series 2017
5.875 06/15/47 1,875,827
1,550,000 (d) Macon-Bibb County Urban Development Authority, Georgia,
Revenue Bonds, Academy for Classical Education, Series 2017
6.000 06/15/52 1,580,304
34,665,000 (f) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2019A, (UB)
5.000 05/15/49 36,852,237
14,750,000 (d) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2022C, (Mandatory Put 11/01/27)
4.000 08/01/52 14,583,863

Portfolio of Investments December 31, 2024
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GEORGIA (continued)
$ 12,500,000 (f) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2024A-1, (Mandatory Put 9/01/31), (UB)
5.000% 05/01/54 $ 13,257,868
5,765,000 (f) Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4
Project J Bonds, Series 2015A, (UB)
5.000 07/01/60 5,766,067
11,600,000 (f) Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4
Project J Bonds, Series 2019A - BAM Insured, (UB)
4.000 01/01/49 10,993,218
1,300,000 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4
Project J Bonds, Series 2019A
5.000 01/01/49 1,327,416
56,015,000 (f) Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4
Project J Bonds, Series 2019A - BAM Insured, (UB)
5.000 01/01/49 57,342,275
28,170,000 (f) Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4
Project J Bonds, Series 2019A, (UB)
5.000 01/01/59 28,592,688
11,200,000 (f) Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4
Project J Bonds, Series 2023A - AGM Insured, (UB)
5.000 07/01/64 11,640,364
15,280,000 (f) Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4
Project M Bonds, Series 2022A, (UB)
4.500 07/01/63 14,975,280
11,650,000 (f) Municipal Electric Authority of Georgia, Project One Revenue
Bonds, Subordinate Lien Series 2019A - BAM Insured, (UB)
4.000 01/01/49 11,040,603
2,000,000 Municipal Electric Authority of Georgia, Project One Revenue
Bonds, Subordinate Lien Series 2020A
5.000 01/01/59 2,010,743
15,220,000 (f) Walton Industrial Building Authority, Georgia, Revenue Bonds,
Walton County Jail Facility Project, Series 2021, (UB)
4.000 02/01/52 14,739,805
3,330,000 White County Development Authority, Georgia, Revenue Bonds
Truett McConnell University, Series 2019
5.250 10/01/49 2,841,429
TOTAL GEORGIA 423,833,706
HAWAII - 0.2%
3,530,000 (d) Hawaii County, Hawaii, Special Tax Revenue Bonds, Community
Facilities District 1-2021, Kaloko Heights Project, Series 2023
7.250 05/15/52 3,563,794
1,565,000 (d) Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Chaminade University of Honolulu, Series
2015A
5.000 01/01/45 1,366,015
2,000,000 (d) Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Hawaii Pacific University Project, Refunding
Series 2024
5.000 07/01/39 1,975,645
2,965,000 (d) Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Hawaii Pacific University Project, Refunding
Series 2024
5.125 07/01/43 2,860,273
16,795,000 Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Hawaiian Electric Company, Inc. and Subsidiary
Projects, Refunding Series 2017B, (AMT)
4.000 03/01/37 15,082,928
2,500,000 Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Hawaiian Electric Company, Inc. and Subsidiary
Projects, Refunding Series 2019
3.200 07/01/39 2,044,302
TOTAL HAWAII 26,892,957
IDAHO - 0.2%
5,847,000 (d) Eagle Avimor Community Infrastructure District 1, Ada, Boise,
and Gem Counties, Idaho, Special Assessment Revenue Bonds,
Assessment Area 5 Series 2024
5.875 09/01/53 6,062,106
1,500,000 (d) Eagle Avimor Community Infrastructure District 1, Ada, Boise,
and Gem Counties, Idaho, Special Assessment Revenue Bonds,
Assessment Area 6 Series 2024B
5.500 09/01/53 1,522,453
3,133,000 Harris Ranch Community Infrastructure District 1, Boise, Idaho,
Special Assessment Bonds, Assessment Area One, Series 2011
9.000 09/01/40 3,137,538
955,000 (d) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Compass Public Charter School, Inc. Project,
Series 2018A
6.000 07/01/49 973,646
4,040,000 (d) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Doral Academy of Idaho, Series 2021A
5.000 07/15/56 3,240,669
715,000 (d) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Doral Academy of Idaho, Taxable Series 2021B
5.750 07/15/31 652,718
680,000 (d) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Gem Prep Meridian North LLC, Series 2020A
4.500 07/01/30 655,603

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
IDAHO (continued)
$ 2,270,000 (d) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Gem Prep Meridian North LLC, Series 2020A
5.000% 07/01/40 $ 2,066,501
6,040,000 (d) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Gem Prep Meridian North LLC, Series 2020A
5.250 07/01/55 5,265,673
275,000 (d) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Gem Prep Meridian North LLC, Series 2020B
5.250 07/01/27 267,402
2,220,000 (d) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Gem Prep Meridian South Charter School
Project, Series 2021
4.000 05/01/56 1,625,564
975,000 Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Xavier Charter School, Inc. Project, Series 2015A
5.000 06/01/35 976,712
2,380,000 Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Xavier Charter School, Inc. Project, Series 2015A
5.000 06/01/44 2,360,666
2,000,000 (d) Spring Valley Community Infrastructure District 1, Eagle, Idaho,
Special Assessment Bonds, Series 2021
3.750 09/01/51 1,796,463
2,570,000 Spring Valley Community Infrastructure District 1, Eagle, Idaho,
Special Assessment Bonds, Series 2024
6.250 09/01/53 2,703,072
TOTAL IDAHO 33,306,786
ILLINOIS - 9.0%
5,495,000 Belleville, Illinois, Tax Increment Revenue Bonds, Frank Scott
Parkway Redevelopment Project, Series 2007A
5.700 05/01/36 5,334,318
1,396,385 (e) Bolingbrook, Illinois, Sales Tax Revenue Bonds, Series 2005 6.250 01/01/26 1,396,386
5,000,000 Bolingbrook, Illinois, Special Tax Bonds, Special Service Area 1,
Refunding Series 2019
5.250 03/01/41 5,043,087
4,275,000 Central Illinois Economic Development Authority, Illinois,
Multifamily Housing Revenue Bonds, Huntington Ridge
Apartments Project, Series 2014
5.000 08/01/30 4,043,681
111,670,000 (f) Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2016, (UB)
6.000 04/01/46 115,010,206
7,500,000 (f) Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2018, (UB)
5.000 04/01/46 7,530,487
5,550,000 (f) Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2023, (UB)
5.000 04/01/45 5,710,499
11,825,000 (f) Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2023, (UB)
5.750 04/01/48 12,706,315
15,000,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues Series 2012A
5.000 12/01/42 14,829,616
16,800,000 (d) Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017B
7.000 12/01/42 17,898,775
1,245,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017C
5.000 12/01/34 1,257,596
255,480,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2016A
7.000 12/01/44 259,891,731
42,670,000 (d) Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2017A
7.000 12/01/46 45,258,499
8,750,000 (f) Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Second Lien Series 2017, (UB)
5.000 12/01/46 8,859,985
8,445,000 (f) Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Second Lien Series 2020A - BAM Insured, (UB)
4.000 12/01/50 7,951,215
6,905,000 (f) Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Second Lien Series 2020A - BAM Insured, (UB)
4.000 12/01/55 6,333,021
6,500,000 (f) Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Second Lien Series 2020A, (UB)
5.000 12/01/55 6,635,517
21,000,000 (f) Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Second Lien Series 2022A - BAM Insured, (UB)
5.000 12/01/46 22,120,577
2,375,000 (f) Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Second Lien Series 2022A, (UB)
5.000 12/01/52 2,444,055
6,195,000 (f) Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Second Lien Series 2022A, (UB)
5.000 12/01/57 6,369,209
554,516 Chicago, Illinois, Certificates of Participation Tax Increment
Bonds, 35th and State Redevelopoment Project, Series 2012
6.100 01/15/29 554,523

Portfolio of Investments December 31, 2024
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 3,774,023 (e) Chicago, Illinois, Certificates of Participation, Tax Increment
Allocation Revenue Bonds, Diversey-Narragansett Project, Series
2006
7.460% 02/15/26 $ 2,755,037
3,421,083 Chicago, Illinois, Certificates of Participation, Tax Increment
Allocation Revenue Bonds, Pullman Park/Chicago
Redevelopement Project, Series 2013A
7.125 03/15/33 3,421,828
4,000,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Refunding Senior Lien Series 2018A
5.000 01/01/39 4,103,255
7,000,000 (f) Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Refunding Senior Lien Series 2018A, (UB)
4.000 01/01/43 6,693,683
23,750,000 (f) Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Refunding Senior Lien Series 2018A, (UB)
5.000 01/01/48 24,088,266
9,000,000 (f) Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Refunding Senior Lien Series 2018A, (UB)
4.375 01/01/53 8,663,287
5,000,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2016D
5.000 01/01/52 5,014,493
5,000,000 (f) Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2016D, (UB)
5.000 01/01/52 5,014,494
2,345,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2018B
5.000 01/01/53 2,412,122
10,000,000 (f) Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2022A, (UB)
4.500 01/01/48 9,977,585
18,800,000 (f) Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2022A, (UB)
4.625 01/01/53 18,684,937
12,990,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2022A
5.250 01/01/53 13,438,902
25,000,000 (f),(i) Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2022A, (UB)
5.250 01/01/53 25,863,937
1,490,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2022A
5.000 01/01/55 1,526,998
13,475,000 (f) Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2022A, (UB)
5.000 01/01/55 13,809,602
8,000,000 (f) Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2024B, (UB)
5.500 01/01/59 8,815,925
6,000,000 (f) Chicago, Illinois, General Obligation Bonds, Chicago Works
Series 2023A, (UB)
5.500 01/01/43 6,213,908
2,500,000 (f) Chicago, Illinois, General Obligation Bonds, Neighborhoods
Alive 21 Program, Series 2002B, (UB)
5.500 01/01/37 2,502,922
5,000,000 (f) Chicago, Illinois, General Obligation Bonds, Project & Refunding
Series 2017A, (UB)
5.625 01/01/30 5,160,149
87,600,000 (f) Chicago, Illinois, General Obligation Bonds, Project & Refunding
Series 2017A, (UB)
6.000 01/01/38 90,314,750
2,740,000 (f),(h) Chicago, Illinois, General Obligation Bonds, Project and
Refunding Series 2003B, (Pre-refunded 1/01/25), (UB)
5.250 01/01/28 2,740,000
5,000,000 (f) Chicago, Illinois, General Obligation Bonds, Project and
Refunding Series 2005D, (UB)
5.500 01/01/33 5,005,844
6,850,000 (f) Chicago, Illinois, General Obligation Bonds, Project and
Refunding Series 2005D, (UB)
5.500 01/01/37 6,858,006
10,815,000 (f) Chicago, Illinois, General Obligation Bonds, Project and
Refunding Series 2005D, (UB)
5.500 01/01/40 10,827,641
3,365,000 (f) Chicago, Illinois, General Obligation Bonds, Refunding Series
2016C, (UB)
5.000 01/01/35 3,377,264
310,000 Chicago, Illinois, General Obligation Bonds, Series 2014A 5.250 01/01/32 310,322
3,900,000 (f) Chicago, Illinois, General Obligation Bonds, Series 2015A, (UB) 5.500 01/01/35 3,904,558
4,775,000 (f) Chicago, Illinois, General Obligation Bonds, Series 2015A, (UB) 5.500 01/01/39 4,780,581
1,795,000 (f) Chicago, Illinois, General Obligation Bonds, Series 2019A, (UB) 5.000 01/01/44 1,809,004
8,110,000 (f) Chicago, Illinois, General Obligation Bonds, VAribale Rate
Demand Series 2007F, (UB)
5.500 01/01/42 8,119,479
7,200,000 (f) Chicago, Illinois, Wastewater Transmission Revenue Bonds,
Second Lien Project, Series 2023A - AGM Insured, (UB)
5.250 01/01/58 7,681,947
7,000,000 Chicago, Illinois, Wastewater Transmission Revenue Bonds,
Second Lien Project, Series 2023A - AGM Insured
5.500 01/01/62 7,686,032

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 8,650,000 (f) Chicago, Illinois, Water Revenue Bonds, Second Lien Series
2023A - AGM Insured, (UB)
5.500% 11/01/62 $ 9,400,614
11,295,000 (d) Illinois Finance Authority Revenue Bonds, Ness Healthcare NFP,
Series 2016A
6.250 11/01/36 10,334,001
13,325,000 (d) Illinois Finance Authority Revenue Bonds, Ness Healthcare NFP,
Series 2016A
6.375 11/01/46 11,202,770
46,000,000 (f) Illinois Finance Authority Revenue Bonds, OSF Healthcare
System, Refunding Series 2018A, (UB)
4.125 05/15/47 43,468,666
4,055,000 (d) Illinois Finance Authority, Charter School Revenue Bonds, Art in
Motion AIM Project, Series 2021A
5.000 07/01/51 3,099,415
4,420,000 (d) Illinois Finance Authority, Charter School Revenue Bonds, Art in
Motion AIM Project, Series 2021A
5.000 07/01/56 3,297,313
845,000 (d) Illinois Finance Authority, Charter School Revenue Bonds,
Intrinsic Charter Schools Belmont School Project, Series 2015A
5.750 12/01/35 851,828
4,475,000 (d) Illinois Finance Authority, Charter School Revenue Bonds,
Intrinsic Charter Schools Belmont School Project, Series 2015A
6.000 12/01/45 4,501,547
4,500,000 Illinois Finance Authority, Revenue Bonds, Admiral at the Lake
Project, Refunding Series 2017
5.250 05/15/42 3,839,867
1,800,000 Illinois Finance Authority, Revenue Bonds, Admiral at the Lake
Project, Refunding Series 2017
5.250 05/15/54 1,400,332
27,150,000 Illinois Finance Authority, Revenue Bonds, Admiral at the Lake
Project, Refunding Series 2017
5.500 05/15/54 21,958,502
17,295,000 (f) Illinois Finance Authority, Revenue Bonds, Advocate Health Care
Network, Refunding Series 2015, (UB)
4.125 05/01/45 16,438,830
5,190,000 Illinois Finance Authority, Revenue Bonds, Central Baptist Village,
Series 2007
5.375 11/15/39 5,145,110
2,000,000 (d) Illinois Finance Authority, Revenue Bonds, DePaul College Prep
Foundation, Series 2023A
5.625 08/01/53 2,107,224
1,300,000 Illinois Finance Authority, Revenue Bonds, Dominican University,
Refunding Series 2022
5.000 03/01/47 1,232,548
1,200,000 Illinois Finance Authority, Revenue Bonds, Dominican University,
Refunding Series 2022
5.000 03/01/52 1,113,275
1,500,000 Illinois Finance Authority, Revenue Bonds, Illinois Wesleyan
University, Refunding Series 2016
3.000 09/01/30 1,416,667
6,000,000 (f) Illinois Finance Authority, Revenue Bonds, OSF Healthcare
System, Series 2020A, (UB)
4.000 05/15/50 5,408,903
3,735,000 (d) Illinois Finance Authority, Revenue Bonds, Roosevelt University,
Refunding Series 2020A
5.000 04/01/50 3,133,154
2,700,000 (d) Illinois Finance Authority, Revenue Bonds, Roosevelt University,
Series 2018A
6.125 04/01/58 2,586,507
5,150,000 (d) Illinois Finance Authority, Revenue Bonds, Roosevelt University,
Series 2019A
6.125 04/01/49 5,063,246
37,605,000 (d) Illinois Finance Authority, Revenue Bonds, Roosevelt University,
Series 2019A
6.125 04/01/58 36,023,206
6,500,000 Illinois Finance Authority, Revenue Bonds, Rush University
Medical Center Obligated Group, Series 2015A
4.000 11/15/39 6,146,833
25,000,000 (f) Illinois Finance Authority, Revenue Bonds, The University of
Chicago Medical Center, Series 2016B, (UB)
4.000 08/15/41 24,610,070
3,035,000 Illinois Finance Authority, Revenue Bonds, Three Crowns Park
Plaza, Series 2013
5.250 02/15/40 2,924,412
5,735,000 Illinois Housing Development Authority, Revenue Bonds, Social
Series 2024C
4.850 04/01/49 5,826,129
1,300,000 Illinois State, General Obligation Bonds, January Series 2016 5.000 01/01/41 1,308,241
14,600,000 Illinois State, General Obligation Bonds, June Series 2022A 5.500 03/01/42 15,908,161
7,625,000 (f) Illinois State, General Obligation Bonds, May Series 2014, (UB) 5.000 05/01/33 7,629,113
10,285,000 Illinois State, General Obligation Bonds, May Series 2020 5.750 05/01/45 11,129,925
14,250,000 Illinois State, General Obligation Bonds, October Series 2022C 5.500 10/01/39 15,785,579
6,665,000 (d),(f) Illinois State, General Obligation Bonds, Tender Option Bond
Trust 2015-XF1010 - AGM Insured, (IF)
10.102 02/01/39 6,678,471
1,155,000 Matteson, Illinois, Tax Increment Revenue Bonds, Limited
Obligation Series 2015
6.500 12/01/35 1,190,755
2,000,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Refunding Series 2020A
5.000 06/15/50 2,049,190

Portfolio of Investments December 31, 2024
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 8,715,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2012B - AGM Insured
0.000% 12/15/41 $ 4,287,442
7,360,000 (f) Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2015A, (UB)
5.000 06/15/53 7,385,984
5,000,000 (f) Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2015A, (UB)
5.500 06/15/53 5,040,684
10,000,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2017A - AGM Insured
0.000 12/15/56 2,230,453
13,000,000 (f) Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2017A, (UB)
5.000 06/15/57 13,152,051
5,000,000 (g) Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2017B
0.000 12/15/47 3,609,002
19,140,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2017B
0.000 12/15/54 4,540,956
6,980,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2017B - BAM Insured
0.000 12/15/54 1,730,283
6,270,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Capital Appreciation
Refunding Series 2010B-1 - AGM Insured
0.000 06/15/44 2,655,408
53,700,000 (f) Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Capital Appreciation
Refunding Series 2010B-1 - AGM Insured, (UB)
0.000 06/15/44 22,742,493
28,930,000 (i) Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A - NPFG
Insured
0.000 12/15/37 17,357,254
6,000,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A - AGM
Insured
0.000 12/15/40 3,120,664
155,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A - NPFG
Insured
0.000 06/15/41 76,622
2,260,000 Morton Grove, Illinois, Tax Increment Revenue Bonds, Sawmill
Station Redevelopment Project, Senior Lien Series 2019
5.000 01/01/39 2,153,619
2,245,164 (d) North Pullman Chicago Neighborhood Initiatives, Inc., Illinois,
Certificates of Participation, Gotham Greens Greenhouse Facility,
Redevelopment Project, Series 2018A
6.000 03/15/34 2,240,211
3,390,000 (j) Palos Heights, Illinois, Revenue Bonds, Trinity Christian College
Association, Series 2024A
7.000 01/01/50 3,306,164
7,400,000 (f) Sales Tax Securitization Corporation, Illinois, Sales Tax
Securitzation Bonds, Series 2018A - BAM Insured, (UB)
4.000 01/01/48 6,916,623
24,280,000 (f) Sales Tax Securitization Corporation, Illinois, Sales Tax
Securitzation Bonds, Series 2018A, (UB)
5.000 01/01/48 24,769,750
10,800,000 Southwestern Illinois Development Authority, Environmental
Improvement Revenue Bonds, US Steel Corporation Project,
Series 2012, (AMT)
5.750 08/01/42 10,808,829
3,370,000 Upper Illinois River Valley Development Authority, Education
Facilities Revenue Bonds, Elgin Math & Science Academy Charter
School, Series 2023A
5.875 03/01/58 3,410,763
1,000,000 (d) Upper Illinois River Valley Development Authority, Education
Facilities Revenue Bonds, Prairie Crossing Charter School, Series
2020
5.000 01/01/55 945,153
1,188,000 Volo Village, Illinois, Special Tax Bonds, Special Service Area 17,
Series 2017
5.500 03/01/47 1,188,090
1,047,000 Waukegan, Illinois, Special Assessment Improvement Bonds,
Fountain Square, Series 2005
6.125 03/01/30 1,047,773
3,695,000 (e) Yorkville United City Business District, Illinois, Storm Water and
Water Improvement Project Revenue Bonds, Series 2007
4.800 01/01/26 1,551,900
1,944,035 (e) Yorkville United City, Kendall County, Illinois, Sales Tax Revenue
Bonds, Kendall Marketplace Project, Series 2007
6.000 01/01/26 1,944,035
1,879,000 Yorkville, Illinois, Special Tax Bonds, Special Service Area 2003-
100 Raintree Village Project, Series 2013
5.000 03/01/33 1,824,880
3,730,000 Yorkville, Illinois, Special Tax Bonds, Special Service Area 2006-
113 Cannoball & Beecher, Series 2007
5.750 03/01/28 3,730,159
TOTAL ILLINOIS 1,326,733,705

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDIANA - 1.7%
$ 2,500,000 (d) Anderson, Indiana, Multifamily Housing Revenue Bonds, Sweet
Galilee at the Wigwam Project, Series 2020A
5.375% 01/01/40 $ 2,270,952
7,045,000 (d) Fort Wayne, Indiana Multifamily Housing Revenue Bonds, Silver
Birch at Cook Road Project, Series 2018
5.625 01/01/38 6,469,038
345,000 Fort Wayne, Indiana Multifamily Housing Revenue Bonds, Silver
Birch of Fort Wayne Project, Series 2017
5.125 01/01/32 316,121
4,465,000 Fort Wayne, Indiana Multifamily Housing Revenue Bonds, Silver
Birch of Fort Wayne Project, Series 2017
5.350 01/01/38 3,863,497
4,500,000 (d) Gary Local Public Improvement Bond Bank, Indiana, Economic
Development Revenue Bonds, Drexel Foundation for Educational
Excellence Project, Refunding Series 2020A
5.875 06/01/55 4,224,852
45,000 (d) Gary Local Public Improvement Bond Bank, Indiana, Economic
Development Revenue Bonds, Drexel Foundation for Educational
Excellence Project, Taxable Refunding Series 2020B
5.000 06/01/25 44,802
1,595,000 (d),(f) Indiana Bond Bank, Special Program Bonds, Hendricks Regional
Health Project, Tender Option Bond Trust 2016-XL0019 - AMBAC
Insured, (IF)
11.176 04/01/30 2,147,511
3,750,000 Indiana Finance Authority, Educational Facilities Revenue Bonds,
21st Century Charter School Project, Series 2013A
6.000 03/01/33 3,750,425
7,355,000 Indiana Finance Authority, Educational Facilities Revenue Bonds,
21st Century Charter School Project, Series 2013A
6.250 03/01/43 6,994,601
2,465,000 Indiana Finance Authority, Educational Facilities Revenue Bonds,
Avondale Meadows Academy Peoject, Series 2017
5.375 07/01/47 2,475,640
3,050,000 (d) Indiana Finance Authority, Educational Facilities Revenue Bonds,
Circle City Preparatory Inc. Project, Series 2021A
5.000 12/01/55 2,477,804
180,000 (d) Indiana Finance Authority, Educational Facilities Revenue Bonds,
Circle City Preparatory Inc. Project, Taxable Series 2021B
5.000 12/01/27 172,035
4,370,000 Indiana Finance Authority, Educational Facilities Revenue Bonds,
Discovery Charter School Project, Series 2015A
7.250 12/01/45 4,432,183
2,170,000 (d) Indiana Finance Authority, Educational Facilities Revenue Bonds,
Lighthouse Academies of Northwest Indiana Inc. Project, Series
2016
7.000 12/01/34 2,172,153
5,640,000 (d) Indiana Finance Authority, Educational Facilities Revenue Bonds,
Lighthouse Academies of Northwest Indiana Inc. Project, Series
2016
7.250 12/01/44 5,644,573
4,860,000 (d) Indiana Finance Authority, Educational Facilities Revenue Bonds,
Rock Creek Community Academy Project, Series 2018A
6.125 07/01/48 4,888,008
625,000 Indiana Finance Authority, Educational Facilities Revenue Bonds,
Seven Oaks Classical School Project, Series 2021A
5.000 06/01/51 548,641
550,000 Indiana Finance Authority, Educational Facilities Revenue Bonds,
Seven Oaks Classical School Project, Series 2021A
5.000 06/01/56 473,995
10,350,000 (d) Indiana Finance Authority, Educational Facilities Revenue Bonds,
Victory College Prep Project, Series 2021A
4.500 12/01/55 8,566,995
21,460,000 Indiana Finance Authority, Environmental Improvement Revenue
Bonds, United States Steel Corporation Project, Series 2012,
(AMT)
5.750 08/01/42 21,477,544
8,915,000 (f) Indiana Finance Authority, Health System Revenue Bonds,
Franciscan Alliance, Inc Obligated Group, Series 2016A, (UB)
5.000 11/01/51 8,946,318
16,500,000 Indiana Finance Authority, Hospital Revenue Bonds, Indiana
University Health Obligation Group, Fixed Rate Series 2023A
5.000 10/01/53 17,377,409
45,000,000 (f),(i) Indiana Finance Authority, Hospital Revenue Bonds, Indiana
University Health Obligation Group, Fixed Rate Series 2023A,
(UB)
5.000 10/01/53 47,392,933
10,400,000 (f) Indiana Finance Authority, Hospital Revenue Bonds, Indiana
Unversity Health Obligation Group, Fixed Rate Series 2019A,
(UB)
4.000 12/01/49 9,697,451
36,975,000 (f) Indiana Finance Authority, Indiana, Health Facilities Project
Revenue Bonds, Baptist Healthcare System Obligated Group,
Series 2017A, (UB)
5.000 08/15/51 37,462,819
4,500,000 Indiana Finance Authority, Indiana, Health Facilities Project
Revenue Bonds, Margaret Mary Health Project, Series 2024A
5.750 03/01/54 4,802,906
1,730,000 Indiana Finance Authority, Student Housing Revenue Bonds, SFP-
PUFW I, LLC Subordinate Series 2024C
5.750 07/01/64 1,644,624

Portfolio of Investments December 31, 2024
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDIANA (continued)
$ 2,610,000 (f) Indiana Housing and Community Development Authority, Single
Family Mortgage Revenue Bonds, Social Series 2024A-1, (UB)
4.650% 07/01/49 $ 2,614,375
7,510,000 (f) Indianapolis Local Public Improvement Bond Bank, Indiana,
Circle City Forward Phase II Project Revenue Bonds, Series
2023B, (UB)
4.125 02/01/52 7,326,318
3,700,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Senior Series 2023E
6.000 03/01/53 3,959,469
2,400,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Senior Series 2023E
6.125 03/01/57 2,573,793
4,000,000 Merrillville, Indiana, Economic Development Revenue Bonds,
Belvedere Housing Project, Series 2016
5.750 04/01/36 3,833,484
1,660,000 Northern Indiana Commuter Transportation District, Indiana,
Limited Obligation Revenue Bonds, Series 2024
5.000 01/01/54 1,745,698
1,550,000 Saint Joseph County, Indiana, Economic Development Revenue
Bonds, Chicago Trail Village Apartments, Series 2005A
7.500 07/01/35 1,564,616
1,500,000 Shoals, Indiana, Exempt Facilities Revenue Bonds, National
Gypsum Company Project,  Series 2013, (AMT)
7.250 11/01/43 1,502,835
12,912,616 (e) Terre Haute, Indiana, Economic Development Solid Waste Facility
Revenue Bonds, Pyrolyx USA Indiana, LLC Project, Series 2017A,
(AMT)
7.250 12/01/28 129
130,005 (e) Terre Haute, Indiana, Economic Development Solid Waste Facility
Revenue Bonds, Pyrolyx USA Indiana, LLC Project, Series 2017B
7.250 12/01/28 1
330,000 Terre Haute, Indiana, Multifamily Housing Revenue Bonds, Silver
Birch of Terre Haute Project, Series 2017
5.100 01/01/32 303,829
4,560,000 Terre Haute, Indiana, Multifamily Housing Revenue Bonds, Silver
Birch of Terre Haute Project, Series 2017
5.350 01/01/38 3,984,654
5,100,000 (d) Valparaiso, Indiana, Exempt Facilities Revenue Bonds, Pratt Paper
LLC Project, Refunding Series 2024, (AMT)
5.000 01/01/54 5,133,053
1,500,000 (d) Whiteland Economic Development, Indiana, Revenue Bonds,
Patch Whitehead Project Phase II, Series 2024A
6.125 03/01/49 1,520,256
TOTAL INDIANA 246,798,340
IOWA - 0.7%
1,000,000 Iowa Finance Authority Senior Living Facilities Revenue Bonds,
Sunrise Retirement Community Project, Refunding Series 2021
5.000 09/01/51 768,669
48,975,000 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue
Bonds, Alcoa Inc. Project, Series 2012
4.750 08/01/42 49,015,811
13,505,000 (h),(i) Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue
Bonds, Iowa Fertilizer Company Project, Refunding Series 2022,
(Pre-refunded 12/01/32)
5.000 12/01/50 15,367,813
16,000,000 (h) Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue
Bonds, Iowa Fertilizer Company Project, Refunding Series 2022,
(Pre-refunded 12/01/32), (Mandatory Put 12/01/42)
5.000 12/01/50 18,206,962
16,000,000 (f) Iowa Finance Authority, Single Family Mortgage Revenue Bonds,
Social Series 2023E, (UB)
4.950 07/01/53 16,184,573
10,000,000 Iowa Finance Authority, Single Family Mortgage Revenue Bonds,
Social Series 2024C
4.650 07/01/49 10,017,623
TOTAL IOWA 109,561,451
KANSAS - 0.3%
4,205,000 (f) Kansas State Development Finance Authority, Facilities Revenue
Bonds, K-State Athletics Incorporated Project Series 2023C, (UB)
4.250 07/01/42 4,169,566
2,479,942 (e) Olathe, Kansas, Tax Increment Revenue Bonds, Gateway Area 1
Special Obligation Series 2006
1.000 03/01/26 991,977
518,816 (e) Olathe, Kansas, Tax Increment Revenue Bonds, Gateway Area 1
Special Obligation Series 2006
5.000 03/01/28 207,526
1,941,402 (e) Olathe, Kansas, Transportation Development District Sales Tax
Revenue Bonds, Gateway Project Area lA, Series 2006
5.000 12/01/28 271,796
2,300,000 Overland Park, Kansas, Sales Tax Revenue Bonds, Prairiefire
Community Improvement District No. 1 Project, Series 2012B
6.100 12/15/34 1,035,000
4,110,757 (e) Overland Park, Kansas, Sales Tax Special Obligation Revenue
Bonds, Prairiefire at Lionsgate Project, Series 2012
4.375 12/15/24 3,987,435
5,000,000 (e) Overland Park, Kansas, Sales Tax Special Obligation Revenue
Bonds, Prairiefire at Lionsgate Project, Series 2012
5.250 12/15/29 2,750,000

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
KANSAS (continued)
$ 10,955,000 (e) Overland Park, Kansas, Sales Tax Special Obligation Revenue
Bonds, Prairiefire at Lionsgate Project, Series 2012
6.000% 12/15/32 $ 3,505,600
10,755,000 (f) University of Kansas Hospital Authority, Health Facilities Revenue
Bonds, University of Kansas Health System, Series 2019A, (UB)
5.000 09/01/48 11,028,211
1,250,000 Wichita, Kansas, Health Care Facilities Revenue Bonds,
Presbyterian Manors, Series 2024VIII
5.750 05/15/45 1,263,430
3,000,000 Wichita, Kansas, Health Care Facilities Revenue Bonds,
Presbyterian Manors, Series 2024VIII
5.875 05/15/50 3,015,847
1,000,000 Wichita, Kansas, Health Care Facilities Revenue Bonds,
Presbyterian Manors, Series 2024VIII
6.000 05/15/54 1,008,467
1,000,000 Wyandotte County-Kansas City Unified Government, Kansas,
Sales Tax Special Obligation Bonds, Vacation Village Project Area
1 and 2A, Series 2015
5.750 09/01/32 936,866
10,845,000 Wyandotte County-Kansas City Unified Government, Kansas,
Sales Tax Special Obligation Bonds, Vacation Village Project Area
1 and 2A, Series 2015
6.000 09/01/35 9,613,832
TOTAL KANSAS 43,785,553
KENTUCKY - 0.3%
2,805,000 Bell County, Kentucky, Special Assessment Industrial Building
Revenue Bonds, Boone's Ridge Project, Series 2020
6.000 12/01/40 2,536,835
4,580,000 Campbellsville, Kentucky, Industrial Building Revenue Bonds,
Campbellsville University Project, Series 2017
5.000 03/01/39 4,448,441
3,535,000 Fort Thomas, Kentucky, Special Obligation Revenue Bonds, Onr
Highland Project Series 2020B
5.500 09/01/50 3,328,888
945,000 Kentucky Economic Development Finance Authority,
Kentucky, Healthcare Facilities Revenue Bonds, Christian Care
Communities, Inc. Obligated Group, Series 2021
5.000 07/01/50 760,643
2,500,000 Kentucky Economic Development Finance Authority, Kentucky,
Healthcare Facilities Revenue Bonds, Rosedale Green Project,
Refunding Series 2015
5.750 11/15/45 2,276,625
3,000,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, CommonSpirit Health, Series 2019A-1
5.000 08/01/44 3,082,088
2,000,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, Next Generation Kentucky Information Highway Project,
Senior Series 2015A
5.000 01/01/45 2,001,032
4,940,000 Newport, Kentucky, Special Obligation Revenue Bonds, Newport
Clifton Project, Series 2020B
5.500 12/01/60 4,225,319
7,500,000 (f) Public Energy Authority of Kentucky, Gas Supply Revenue Bonds,
Refunding Series 2024A-1, (Mandatory Put 2/01/32), (UB)
5.250 04/01/54 8,078,668
9,465,000 (f) Public Energy Authority of Kentucky, Gas Supply Revenue Bonds,
Series 2024A-1, (Mandatory Put 7/01/30), (UB)
5.000 05/01/55 9,893,900
5,745,000 (d) Union Kentucky, Special Obligation Revenue Bonds, Union
Promenade Project, Series 2022B
5.500 12/01/52 5,569,496
1,400,000 (d) Union, Kentucky, Special Obligation Revenue Bonds, Union
Promenade Project, Series 2022D
5.750 12/01/52 1,358,311
TOTAL KENTUCKY 47,560,246
LOUISIANA - 1.1%
31,960,000 Ascension Parish Industrial development Board, Louisiana,
Revenue Bonds, Impala Warehousing (US) LLC Project, Series
2013
6.000 07/01/36 31,974,526
4,350,000 (d) Jefferson Parish Economic Development and Port District,
Louisiana, Kenner Discovery Health Sciences Academy Project,
Series 2018A
5.625 06/15/48 4,362,684
890,000 (d) Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue Bonds,
Cameron Parish GOMESA Project, Green Series 2018
5.650 11/01/37 940,650
1,420,000 (d) Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue Bonds,
Terrebonne Parish GOMESA Project, Series 2018
5.375 11/01/38 1,476,845
1,160,000 (d) Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue Bonds,
Terrebonne Parish GOMESA Project, Series 2018
5.500 11/01/39 1,209,022

Portfolio of Investments December 31, 2024
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LOUISIANA (continued)
$ 4,000,000 (d) Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Student Housing
Revenue Bonds, Provident Group - ULM Properties LLC-University
of Louisiana at Monroe Project, Series 2019A
5.000% 07/01/54 $ 3,391,640
10,000,000 (d) Louisiana Local Government Environmental Facilities and
Community Development Authority, Revenue Bonds, Westside
Habilitation Center Project, Refunding Series 2017A
6.250 02/01/47 9,545,123
4,225,000 (d) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Lincoln Preparatory School Project, Series 2021A
5.250 06/01/60 3,491,597
1,405,000 (d) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Mentorship STEAM Academy, Series 2021A
5.000 06/01/51 1,200,115
3,600,000 (d) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Young Audiences Charter School, Series 2019A
5.000 04/01/49 3,138,619
3,965,000 (d) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Young Audiences Charter School, Series 2019A
5.000 04/01/57 3,342,870
8,460,000 (d) Louisiana Public Facilities Authority, Dock and Wharf Revenue
Bonds, Impala Warehousing (US) LLC Project, Series 2013, (AMT)
6.500 07/01/36 8,463,676
444,028 (d),(e) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Encore Academy Project, Series 2021A
5.000 06/01/41 17,761
1,110,070 (d),(e) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Encore Academy Project, Series 2021A
5.000 06/01/51 44,403
500,000 (d) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Jefferson Rise Charter School Project, Series 2022A
6.250 06/01/52 501,273
1,460,000 (d) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Jefferson Rise Charter School Project, Series 2022A
6.375 06/01/62 1,465,602
815,000 (d) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Lincoln Preparatory School Project, Series 2022A
6.375 06/01/52 805,918
1,530,000 (d) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Lincoln Preparatory School Project, Series 2022A
6.500 06/01/62 1,517,143
5,000,000 (d),(e) Louisiana Public Facilities Authority, Solid Waste Disposal Facility
Revenue Bonds,  Lousiana Pellets Inc Project, Series 2015, (AMT)
7.000 07/01/24 50
1,030,000 (d) Louisiana Publics Facilities Authority, Louisiana, Revenue Bonds,
Geo Academies EBR - GEO Prep Mid-City Project, Series 2022
6.125 06/01/52 1,058,742
1,425,000 (d) Louisiana Publics Facilities Authority, Louisiana, Revenue Bonds,
Geo Academies EBR - GEO Prep Mid-City Project, Series 2022
6.250 06/01/62 1,466,527
4,700,000 Louisiana Publics Facilities Authority, Louisiana, Revenue Bonds,
I-10 Calcasieu River Bridge Public-Private Partnership Project,
Senior Lien Series 2024, (AMT)
5.500 09/01/54 4,972,184
31,330,000 Louisiana Publics Facilities Authority, Louisiana, Revenue Bonds,
I-10 Calcasieu River Bridge Public-Private Partnership Project,
Senior Lien Series 2024, (AMT)
5.500 09/01/59 33,021,870
15,700,000 Louisiana Publics Facilities Authority, Louisiana, Revenue Bonds,
I-10 Calcasieu River Bridge Public-Private Partnership Project,
Senior Lien Series 2024, (AMT)
5.750 09/01/64 16,954,826
16,995,000 Louisiana Publics Facilities Authority, Louisiana, Revenue Bonds,
I-10 Calcasieu River Bridge Public-Private Partnership Project,
Senior Lien Series 2024, (AMT)
5.000 09/01/66 17,097,437
5,800,000 (d) Plaquemines Port, Louisiana, Harbor and Terminal District
Facilities Revenue Bonds NOLA Terminal LLC Project Dock and
Wharf Series 2024A
9.000 12/01/44 5,833,092
11,220,000 (d) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics,
L.P. Project, Series 2010
6.350 07/01/40 12,285,912
TOTAL LOUISIANA 169,580,107
MAINE - 0.2%
9,010,000 Maine Health and Higher Educational Facilities Authority
Revenue Bonds, Eastern Maine Medical Center Obligated Group
Issue, Series 2016A
5.000 07/01/41 8,941,659
2,000,000 Maine Health and Higher Educational Facilities Authority
Revenue Bonds, Eastern Maine Medical Center Obligated Group
Issue, Series 2016A
4.000 07/01/46 1,679,276
11,470,000 Maine Health and Higher Educational Facilities Authority
Revenue Bonds, Eastern Maine Medical Center Obligated Group
Issue, Series 2016A
5.000 07/01/46 11,264,488

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MAINE (continued)
$ 3,950,000 Rumford, Maine, Solid Waste Disposal Revenue Bonds, Boise
Cascade Corporation Project, Series 2001, (AMT)
6.875% 10/01/26 $ 3,958,044
TOTAL MAINE 25,843,467
MARYLAND - 0.9%
1,035,000 Anne Arundel County, Maryland, Special Tax District Revenue
Bonds, Villages at Two Rivers Projects, Series 2014
5.125 07/01/36 1,035,279
1,840,000 Anne Arundel County, Maryland, Special Tax District Revenue
Bonds, Villages at Two Rivers Projects, Series 2014
5.250 07/01/44 1,840,263
6,260,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5.000 09/01/46 6,195,337
1,500,000 Baltimore, Maryland, Special Obligation Bonds, Center/West
Development Project, Series 2017A
5.500 06/01/43 1,477,389
1,960,000 (d) Frederick County, Maryland, Special Obligation Bonds, Urbana
Community Development Authority, Refunding Series 2020C
4.000 07/01/50 1,759,481
2,550,000 (e) Maryland Economic Development Corporation, Revenue Bonds,
Chesapeake Bay Hyatt Conference Center, Series 2006A
5.000 12/01/25 1,654,312
90,070,000 (e) Maryland Economic Development Corporation, Revenue Bonds,
Chesapeake Bay Hyatt Conference Center, Series 2006A
5.000 12/01/31 58,432,913
400,000 (e) Maryland Economic Development Corporation, Revenue Bonds,
Chesapeake Bay Hyatt Conference Center, Series 2006B
5.000 12/01/16 259,500
4,500,000 (e) Maryland Economic Development Corporation, Revenue Bonds,
Chesapeake Bay Hyatt Conference Center, Series 2006B
5.250 12/01/31 2,919,375
3,250,000 Maryland Economic Development Corporation, Special
Obligation Bonds, Port Covington Project, Series 2020
4.000 09/01/50 2,772,350
1,000,000 (d) Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Green Street Academy, Series 2017A
5.125 07/01/37 1,003,131
1,800,000 (d) Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Green Street Academy, Series 2017A
5.250 07/01/47 1,776,610
1,530,000 (d) Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Green Street Academy, Series 2017A
5.375 07/01/52 1,513,742
22,465,000 (f) Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, LifeBridge Health System, Series 2015, (UB)
5.000 07/01/47 22,541,343
4,000,000 (f) Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, MedStar Health Issue, Series 2017A, (UB)
5.000 05/15/45 4,067,844
12,795,000 (f) Montgomery County, Maryland, Revenue Bonds, Trinity Health
Credit Group, Series 2015, (UB)
4.000 12/01/44 12,481,279
5,000,000 (d) Prince George's County, Maryland, Special Obligation Bonds,
Westphalia Town Center Project, Series 2018
5.250 07/01/48 5,042,851
2,250,000 Rockville Mayor and Council, Maryland, Economic Development
Revenue Bonds, Series 2017B
5.000 11/01/47 2,138,204
TOTAL MARYLAND 128,911,203
MASSACHUSETTS - 0.6%
10,000,000 (f) Massachusetts Bay Transportation Authority, Sales Tax Revenue
Bonds, Subordinated Series 2021A-1, (UB)
4.000 07/01/51 9,543,523
1,000,000 (d) Massachusetts Development Finance Agency, Revenue Bonds,
CHF Merrimack, Inc. Merrimack College Student Housing Project,
Series 2024A
5.000 07/01/54 1,002,999
7,500,000 Massachusetts Development Finance Agency, Revenue Bonds,
Merrimack College, Series 2014
5.125 07/01/44 7,502,283
14,360,000 Massachusetts Development Finance Agency, Revenue Bonds,
The Lowell General Hospital, Series 2013G
5.000 07/01/44 13,629,750
13,440,000 (f) Massachusetts Educational Financing Authority, Education Loan
Revenue Bonds, Issue K, Series 2017B, (AMT), (UB)
4.250 07/01/46 12,339,405
2,960,000 (f) Massachusetts Housing Finance Agency, Multifamily Housing
Bonds, Green Sustainability Series 2024A1, (UB)
4.950 12/01/64 2,985,996
3,115,000 (f) Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2024-234, (UB)
4.750 12/01/54 3,123,199
5,500,000 (f) Massachusetts Port Authority, Revenue Bonds, Refunding Series
2017A, (AMT), (UB)
5.000 07/01/47 5,549,548
10,000,000 (f) Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement Program, Green Series 2023A, (UB)
5.000 06/01/53 10,660,768

Portfolio of Investments December 31, 2024
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MASSACHUSETTS (continued)
$ 14,000,000 (f) Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement Program, Series 2023B, (UB)
5.000% 06/01/51 $ 14,963,050
TOTAL MASSACHUSETTS 81,300,521
MICHIGAN - 1.9%
825,000 Chandler Park Academy, Michigan, Public School Academy
Charter School Revenue Bonds, Series 2005
5.125 11/01/30 818,082
1,873,565 (e) Concord Academy, Boyne City, Michigan, Certificates of
Participation, Series 2007
5.600 11/01/36 1,660,542
1,110,000 Conner Creek Academy East, Michigan, Public School Revenue
Bonds, Series 2007
5.000 11/01/26 1,088,308
3,750,000 Conner Creek Academy East, Michigan, Public School Revenue
Bonds, Series 2007
5.250 11/01/31 3,312,290
3,840,000 Conner Creek Academy East, Michigan, Public School Revenue
Bonds, Series 2007
5.250 11/01/36 3,061,484
2,125,000 Detroit Academy of Arts and Sciences, Michigan, Public School
Academy Revenue Bonds, Refunding Series 2013
6.000 10/01/33 2,090,773
4,110,000 Detroit Academy of Arts and Sciences, Michigan, Public School
Academy Revenue Bonds, Refunding Series 2013
6.000 10/01/43 3,897,169
7,855,000 Detroit Community High School, Michigan, Public School
Academy Revenue Bonds, Refunding Series 2021
5.000 11/01/35 6,959,484
3,500,000 Flint International Academy, Michigan, Public School Academy
Revenue Bonds, Series 2007
5.750 10/01/37 3,500,962
6,000,000 (f) Lansing, Ingham and Eaton Counties, Michigan, General
Obligation Bonds, Refunding & Capital Improvement Series
2023B - AGM Insured, (UB)
4.125 06/01/48 5,766,062
11,855,000 (f) Michigan Finance Authority, (UB) 5.500 02/28/57 12,827,210
27,005,000 (f) Michigan Finance Authority, Distributable State Aid Revenue
Bonds, Charter County of Wayne Criminal Justice Center Project,
Senior Lien Series 2018 - BAM Insured, (UB)
4.000 11/01/48 25,717,350
1,945,000 Michigan Finance Authority, Higher Education Limited
Obligation Revenue Bonds, Aquinas College Project, Refunding
Series 2021
5.000 05/01/36 1,733,520
1,555,000 Michigan Finance Authority, Higher Education Limited
Obligation Revenue Bonds, Aquinas College Project, Refunding
Series 2021
5.000 05/01/46 1,248,047
11,780,000 Michigan Finance Authority, Hospital Revenue Bonds, Bronson
Healthcare Group, Inc., Refunding Series 2019A
5.000 05/15/54 11,890,948
12,000,000 (f) Michigan Finance Authority, Hospital Revenue Bonds, Henry Ford
Health System, Refunding Series 2016, (UB)
5.000 11/15/41 12,192,977
12,270,000 (f) Michigan Finance Authority, Hospital Revenue Bonds, Henry Ford
Health System, Series 2019A, (UB)
5.000 11/15/48 12,649,672
19,990,000 (f) Michigan Finance Authority, Hospital Revenue Bonds, McLaren
Health Care, Series 2019A, (UB)
4.000 02/15/44 19,096,927
6,525,000 (f) Michigan Finance Authority, Hospital Revenue Bonds, McLaren
Health Care, Series 2019A, (UB)
4.000 02/15/50 5,959,325
12,115,000 (f) Michigan Finance Authority, Michigan, Revenue Bonds, Trinity
Health Credit Group, Refunding Series 2017A-MI, (UB)
4.000 12/01/40 11,680,386
7,475,000 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity
Health Credit Group, Refunding Series 2019A-MI
4.000 12/01/49 6,948,750
2,215,000 (d) Michigan Finance Authority, Public School Academy Limited
Obligation Revenue Bonds, Hope Academy Project, Refunding
Series 2021
4.400 04/01/31 1,980,119
4,645,000 (d) Michigan Finance Authority, Public School Academy Limited
Obligation Revenue Bonds, Hope Academy Project, Refunding
Series 2021
4.900 04/01/41 3,687,514
895,000 Michigan Finance Authority, Public School Academy Limited
Obligation Revenue Bonds, Madison Academy Project,
Refunding Series 2021
4.250 12/01/39 761,730
1,000,000 Michigan Finance Authority, Public School Academy Limited
Obligation Revenue Bonds, Madison Academy Project,
Refunding Series 2021
5.000 12/01/46 878,908

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MICHIGAN (continued)
$ 400,000 Michigan Finance Authority, Public School Academy Limited
Obligation Revenue Bonds, Old Redford Academy Project, Series
2010A
6.500% 12/01/40 $ 399,578
10,690,000 (d) Michigan Finance AuthorIty, Public School Academy Limited
Obligation Revenue Bonds, Voyageur Academy Project,
Refunding Series 2017. Private Placement of 2017
5.900 07/15/46 8,465,719
1,615,000 Michigan Finance Authority, Senior Revenue Bonds, Michigan,
Provident Group - HFH Energy LLC Act 38 Facilities, The Henry
Ford Health Detroit South Campus Central Utility Plant project,
Green Bonds Series 2024
4.375 02/28/54 1,522,960
5,000,000 Michigan Finance Authority, Tobacco Settlement Asset- Backed
Bonds, 2006 Sold Tobacco Receipts, Taxable Series 2020B
0.000 06/01/45 1,285,991
5,000,000 Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2024A
4.800 10/01/64 5,024,067
13,650,000 Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Series 2023A
4.700 12/01/43 13,838,127
6,500,000 (f),(i) Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Series 2023A, (UB)
4.700 12/01/43 6,589,584
6,000,000 (f) Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Series 2023A, (UB)
4.900 12/01/48 6,103,015
5,000,000 (f) Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Series 2023B, (UB)
5.000 06/01/54 5,067,813
3,500,000 (f) Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Social Series 2024A, (UB)
4.700 12/01/53 3,513,270
740,000 Michigan Public Educational Facilities Authority, Charter School
Revenue Bonds, American Montessori Academy, Series 2007
6.500 12/01/37 740,297
1,815,000 Michigan Public Educational Facilities Authority, Charter School
Revenue Bonds, American Montessori Academy, Series 2017
7.000 12/01/46 1,826,673
1,505,000 Michigan Public Educational Facilities Authority, Limited
Obligation Revenue Bonds,  Chandler Park Academy Project,
Series 2008
6.500 11/01/35 1,505,714
8,295,000 (f) Michigan State Building Authority, Revenue Bonds, Facilities
Program, Refunding Series 2023II, (UB)
4.000 10/15/47 8,007,135
9,990,000 (f) Michigan State Building Authority, Revenue Bonds, Facilities
Program, Series 2021I, (UB)
4.000 10/15/56 9,388,443
819,580,000 Michigan Tobacco Settlement Finance Authority, Tobacco
Settlement Asset-Backed Revenue Bonds, Capital Appreciation
Turbo Term Series 2008C
0.000 06/01/58 26,057,808
3,625,000 Michigan Tobacco Settlement Finance Authority, Tobacco
Settlement Asset-Backed Revenue Bonds, First Subordinate
Capital Appreciation Series 2007B
0.000 06/01/52 456,853
99,020,000 Michigan Tobacco Settlement Finance Authority, Tobacco
Settlement Asset-Backed Revenue Bonds, Taxable Capital
Appreciation Turbo Term Series 2008B
0.000 06/01/46 13,191,048
470,000 Renaissance Public School Academy, Michigan, Public School
Academy Revenue Bonds, Series 2012A
5.500 05/01/27 470,273
1,565,000 Renaissance Public School Academy, Michigan, Public School
Academy Revenue Bonds, Series 2012A
6.000 05/01/37 1,566,123
1,070,000 Saline Economic Development Corporation, Michigan, Limited
Obligation Revenue and Refunding Bonds, Evangelical Homes of
Michigan, Series 2012
5.250 06/01/32 994,014
TOTAL MICHIGAN 277,423,044
MINNESOTA - 1.2%
3,040,000 Bethel, Minnesota Charter School Lease Revenue Bonds,
Partnership Academy Project, Series 2018A
5.000 07/01/38 2,779,878
1,570,000 Bethel, Minnesota Charter School Lease Revenue Bonds,
Partnership Academy Project, Series 2018A
5.000 07/01/53 1,301,342
9,235,000 Bethel, Minnesota, Charter School Lease Revenue Bonds, Level
Up Academy, Series 2021A
5.000 06/15/56 6,889,905
1,315,000 Bethel, Minnesota, Charter School Lease Revenue Bonds,
Partnership Academy Project, Series 2022
6.000 07/01/57 1,218,173
750,000 Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds,
Athlos Leadership Academy Project, Series 2015A
5.500 07/01/40 678,111

Portfolio of Investments December 31, 2024
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MINNESOTA (continued)
$ 1,420,000 Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds,
Athlos Leadership Academy Project, Series 2015A
5.750% 07/01/46 $ 1,261,583
2,000,000 Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds,
Prairie Seeds Academy Project, Refunding Series 2015A
5.000 03/01/39 2,005,742
700,000 City of Ham Lake, Minnesota, Charter School Lease Revenue
Bonds, DaVinci Academy Project,Series 2016A
5.000 07/01/36 678,285
2,510,000 City of Ham Lake, Minnesota, Charter School Lease Revenue
Bonds, DaVinci Academy Project,Series 2016A
5.000 07/01/47 2,242,085
6,000,000 Columbia Heights, Minnesota, Charter School Lease Revenue
Bonds, Prodeo Academy Project, Series 2019A
5.000 07/01/49 5,416,343
2,000,000 Columbia Heights, Minnesota, Charter School Lease Revenue
Bonds, Prodeo Academy Project, Series 2019A
5.000 07/01/54 1,780,363
1,050,000 Columbus, Minnesota, Charter School Lease Revenue Bonds,
New Millennium Academy Project, Series 2015A
5.500 07/01/30 1,041,667
6,200,000 Columbus, Minnesota, Charter School Lease Revenue Bonds,
New Millennium Academy Project, Series 2015A
5.875 07/01/40 6,037,215
5,000,000 Columbus, Minnesota, Charter School Lease Revenue Bonds,
New Millennium Academy Project, Series 2015A
6.000 07/01/45 4,811,989
1,000,000 Deephaven, Minnesota, Charter School Lease Revenue Bonds,
Eagle Ridge Academy Project, Series 2015A
5.500 07/01/50 1,002,325
4,700,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated Group,
Series 2018A
5.000 02/15/58 4,730,580
9,080,000 (f) Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated Group,
Series 2018A, (UB)
5.000 02/15/58 9,139,077
9,665,000 (f) Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated Group,
Series 2018A, (UB)
5.250 02/15/58 9,861,665
2,000,000 Forest Lake, Minnesota, Charter School Lease Revenue Bonds,
Lakes International Language Academy, Series 2019A
5.375 08/01/50 2,017,251
2,360,000 Greenwood, Minnesota, Charter School Lease Revenue Bonds,
Main Street School of Performing Arts Project, Series 2016A
5.000 07/01/36 2,229,662
4,925,000 Greenwood, Minnesota, Charter School Lease Revenue Bonds,
Main Street School of Performing Arts Project, Series 2016A
5.000 07/01/47 4,293,849
2,000,000 (e) Hayward, Minnesota, Health Care Facilities Revenue Bonds,
American Baptist Homes of the Midwest Obligated Group, Series
2014
5.750 02/01/44 1,582,959
810,000 Hugo, Minnesota, Charter School Lease Revenue Bonds, Noble
Academy Project, Series 2014A
5.000 07/01/34 810,253
2,965,000 Hugo, Minnesota, Charter School Lease Revenue Bonds, Noble
Academy Project, Series 2014A
5.000 07/01/44 2,937,583
1,870,000 Independence, Minnesota, Charter School Lease Revenue
Bonds, Beacon Academy Project, Series 2016A
5.000 07/01/48 1,638,157
10,600,000 (d) Independence, Minnesota, Charter School Lease Revenue
Bonds, Spero Academy Project, Series 2021A
5.000 07/01/56 8,600,021
600,000 Independence, Minnesota, Charter School Lease Revenue
Bonds, Spero Academy Project, Taxable Series 2021B
6.000 07/01/28 578,633
2,285,000 International Falls, Minnesota, Solid Waste Disposal Revenue
Bonds, Boise Cascade Corporation Project, Refunding Series
1999, (AMT)
6.850 12/01/29 2,289,906
1,190,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Cyber Village Academy Project, Series 2022A
5.500 06/01/57 1,108,558
1,385,000 (d) Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Friendship Academy of the Arts Project, Series 2019A
5.250 12/01/43 1,102,185
2,000,000 (d) Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Friendship Academy of the Arts Project, Series 2019A
5.250 12/01/52 1,476,700
1,300,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Hiawatha Academies Project, Series 2022A
5.500 07/01/52 1,260,602
2,490,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Hiawatha Academies Project, Series 2022A
5.500 07/01/57 2,395,353
1,110,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Northeast College Prep Project, Series 2020A
5.000 07/01/55 886,377

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MINNESOTA (continued)
$ 1,080,000 (d) Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Spero Academy Project, Series 2017A
6.000% 07/01/32 $ 1,099,231
1,250,000 (d) Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Spero Academy Project, Series 2017A
6.250 07/01/37 1,271,014
5,510,000 (d) Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Spero Academy Project, Series 2017A
6.500 07/01/48 5,576,816
1,680,000 (d) Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Twin Cities International Schools Project, Series 2017A
5.000 12/01/37 1,651,706
5,650,000 (d) Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Twin Cities International Schools Project, Series 2017A
5.000 12/01/47 5,298,225
500,000 Otsego, Minnesota, Charter School Lease Revenue Bonds,
Kaleidoscope Charter School Project, Series 2014A
5.000 09/01/34 489,473
1,840,000 Otsego, Minnesota, Charter School Lease Revenue Bonds,
Kaleidoscope Charter School Project, Series 2014A
5.000 09/01/44 1,664,514
2,000,000 Rochester, Minnesota, Charter School Lease Revenue Bonds,
Rochester Math & Science Academy Project, Series 2018A
5.125 09/01/38 1,746,704
2,025,000 Saint Cloud, Minnesota, Charter School Lease Revenue Bonds,
Stride Academy Project, Series 2016A
5.000 04/01/36 1,873,394
3,085,000 Saint Cloud, Minnesota, Charter School Lease Revenue Bonds,
Stride Academy Project, Series 2016A
5.000 04/01/46 2,580,544
2,500,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Community of Peace
Academy Project, Refunding Series 2015A
5.000 12/01/46 2,467,568
8,520,000 (d) Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Community School of
Excellence, Series 2023
5.500 03/01/58 8,653,637
13,850,000 (d) Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Community School of
Excellence, Series 2023
5.500 03/01/63 14,021,404
1,500,000 (d) Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Great River School Project,
Series 2017A
5.500 07/01/52 1,506,581
2,000,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Hmong College Prep
Academy Project, Series 2016A
5.750 09/01/46 2,023,191
5,000,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Hope Community
Academy Project, Series 2020A
5.000 12/01/55 3,633,896
1,200,000 (d) Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Metro Deaf School Project,
Series 2018A
5.000 06/15/38 1,196,480
1,285,000 (d) Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Metro Deaf School Project,
Series 2018A
5.000 06/15/48 1,233,556
40,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Twin Cities Academy
Project, Series 2015A
5.000 07/01/35 40,033
1,715,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Twin Cities Academy
Project, Series 2015A
5.300 07/01/45 1,716,324
1,000,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Twin Cities German
Immersion School, Series 2013A
5.000 07/01/44 948,671
2,150,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Lease Revenue Bonds, Hope Community Academy Project,
Series 2015A
5.000 12/01/43 1,708,494
960,000 Sauk Rapids, Minnesota, Health Care and Housing Facilities
Revenue Bonds, Good Shepherd Luthran Home, Refunding
Series 2013
5.125 01/01/39 847,933
4,795,000 Savage, Minnesota Charter School Lease Revenue Bonds, Aspen
Academy Project, Series 2016A
5.125 10/01/48 4,449,953
2,625,000 Spring Lake Park, Minnesota, Charter School Lease Revenue
Bonds, Excell Academy for Higher Learning Inc., Series 2019A
5.000 06/15/49 2,500,420

Portfolio of Investments December 31, 2024
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MINNESOTA (continued)
$ 360,000 Stillwater, Minnesota, Multifamily Housing Revenue Bonds,
Orleans Homes LP, Series 2007, (AMT)
5.250% 02/01/27 $ 359,976
800,000 Stillwater, Minnesota, Multifamily Housing Revenue Bonds,
Orleans Homes LP, Series 2007, (AMT)
5.500 02/01/42 764,980
315,000 Winona Port Authority, Minnesota, Charter School Lease Revenue
Bonds, Bluffview Montessori School Project, Refunding Series
2016
4.500 06/01/36 285,062
730,000 Winona Port Authority, Minnesota, Charter School Lease Revenue
Bonds, Bluffview Montessori School Project, Refunding Series
2016
4.750 06/01/46 623,113
TOTAL MINNESOTA 170,317,270
MISSISSIPPI - 0.1%
3,640,000 (d) Mississippi Business Finance Corporation, Gulf Opportunity
Zone Revenue Bonds, King Edward Mixed-Use Project, Taxable
Refunding Series 2019A, (Mandatory Put 6/15/25)
6.000 10/15/49 3,614,545
8,000,000 Mississippi Business Finance Corporation, Revenue Bonds,
System Energy Resources, Inc. Project, Refunding Series 2021
2.375 06/01/44 5,056,813
916,471 Mississippi Home Corporation, Multifamily Housing Revenue
Bonds, Tupelo Personal Care Apartments, Series 2004-2, (AMT)
6.125 09/01/34 825,310
TOTAL MISSISSIPPI 9,496,668
MISSOURI - 1.4%
920,000 Blue Springs, Missouri, Special Obligation Tax Increment Bonds,
Adams Farm Project, Special Districts Refunding & Improvement
Series 2015A
5.250 06/01/39 919,973
2,202,672 (d) Branson Industrial Development Authority, Missouri, Tax
Increment Revenue Bonds, Branson Shoppes Redevelopment
Project, Refunding Series 2017B
5.000 11/01/29 1,924,844
135,000 Cape Girardeau County Industrial Development Authority,
Missouri, Health Facilities Revenue Bonds, Southeasthealth,
Series 2016A
6.000 03/01/33 137,878
2,761,012 (e) Fulton, Missouri, Tax Increment Revenue Bonds, Fulton Commons
Redevelopment Project, Series 2006
5.000 06/01/28 579,813
1,900,000 Hanley/Eager Road Transportation Development District,
Missouri, Revenue Bonds, Refunding Series 2016A
4.000 03/01/42 1,610,922
3,705,000 Hannibal Industrial Development Authority, Missouri, Health
Facilities Revenue Bonds, Hannibal Regional Healthcare System,
Series 2017
5.000 10/01/47 3,663,100
10,000,000 (f) Jackson County, Missouri, Special Obligation Bonds, Series
2023A, (UB)
4.250 12/01/53 9,748,438
7,895,000 (f) Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport
Terminal Modernization Project, Series 2020A, (AMT), (UB)
4.000 03/01/45 7,410,711
20,140,000 (f) Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport
Terminal Modernization Project, Series 2020A - AGM Insured,
(AMT), (UB)
4.000 03/01/50 18,657,867
1,200,000 Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport
Terminal Modernization Project, Series 2020A - AGM Insured,
(AMT)
5.000 03/01/57 1,220,046
10,000,000 (f) Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport
Terminal Modernization Project, Series 2020A - AGM Insured,
(AMT), (UB)
5.000 03/01/57 10,167,052
3,260,000 (d) Kansas City Industrial Development Authority, Missouri, Revenue
Bonds, Platte Purchase Project A, Series 2019
5.000 07/01/40 3,005,008
775,000 (d) Kansas City Industrial Development Authority, Missouri, Sales Tax
Revenue Bonds, Ward Parkway Center Community Improvement
District, Senior Refunding & Improvement Series 2016
5.000 04/01/36 757,698
3,140,000 (d) Kansas City Industrial Development Authority, Missouri, Sales Tax
Revenue Bonds, Ward Parkway Center Community Improvement
District, Senior Refunding & Improvement Series 2016
5.000 04/01/46 2,909,960

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MISSOURI (continued)
$ 4,758,000 (d) Kansas City Industrial Development Authority, Missouri, Sales Tax
Revenue Bonds, Ward Parkway Center Community Improvement
District, Subordinate Refunding & Improvement Series 2016
8.000% 04/15/46 $ 4,193,552
1,200,000 Kirkwood Industrial Development Authority, Missouri, Retirement
Community Revenue Bonds, Aberdeen Heights Project,
Refunding Series 2017A
5.250 05/15/42 1,119,565
436,443 Lakeside 370 Levee District, Saint Charles, Missouri, Subdistrict A
Bonds, Refunding Series 2015A
5.750 04/01/55 378,911
1,562,942 Lakeside 370 Levee District, Saint Charles, Missouri, Subdistrict B
Bonds, Refunding Taxable Series 2015B
0.000 04/01/55 1,406,648
590,000 Lees Summit Industrial Development Authority, Missouri,
Special Assessment and Sales Tax Revenue Bonds, Summit Fair
Community Improvement District Project, Series 2012
5.000 05/01/35 541,736
2,365,000 Lees Summit Industrial Development Authority, Missouri,
Special Assessment and Sales Tax Revenue Bonds, Summit Fair
Community Improvement District Project, Series 2012
6.000 05/01/42 2,204,384
2,500,000 (d) Lee's Summit, Missouri, Special Obligation Tax Increment
and Special District Improvement Bonds, Summit Fair Project,
Refunding Series 2017
4.875 11/01/37 2,310,825
4,200,000 (d) Liberty, Missouri, Special Obligation Tax Increment and Special
Districts Bonds, Liberty Commons Project, Series 2015A
5.750 06/01/35 3,966,414
3,965,000 (d) Liberty, Missouri, Special Obligation Tax Increment and Special
Districts Bonds, Liberty Commons Project, Series 2015A
6.000 06/01/46 3,729,132
7,095,000 (d) Liberty, Missouri, Special Obligation Tax Increment and Special
Districts Bonds, Liberty Commons Project, Subordinate Lien
Series 2015B
8.500 06/15/46 6,673,965
1,000,000 M150 and 135th Street Transporation Development District,
Kansas City, Missouri, Transportation Sales Tax Revenue Bonds,
Series 2020A
4.250 10/01/43 945,467
10,000,000 (f) Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2014F, (UB)
5.000 11/15/45 10,000,955
5,000,000 (f) Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2020 - BAM
Insured, (UB)
4.000 06/01/53 4,736,581
15,215,000 (f) Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2023, (UB)
5.000 12/01/52 16,070,923
6,570,000 (f) Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mosaic Health System, Series 2019A,
(UB)
4.000 02/15/54 6,123,725
3,990,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Home Ownership Loan
Program Series 2024C
4.700 11/01/54 4,000,210
1,000,000 Missouri Southern State University, Auxiliary Enterprise System
Revenue Bonds, Series 2021
4.000 10/01/34 954,752
2,185,000 Missouri Southern State University, Auxiliary Enterprise System
Revenue Bonds, Series 2021
4.000 10/01/44 1,839,681
1,414,354 (d) North Outer Forty Transportation Development District,
Chesterfield, Missouri, Transportation Development Revenue
Notes, Refunding Series 2021A
4.000 12/01/46 1,065,441
3,055,000 (d) Saint Charles County Industrial Development Authority, Missouri,
Sales Tax Revenue Bonds, O'Fallon Retail Walk Community
Improvement District Project, Series 2017A
6.250 12/01/36 2,908,987
3,000,000 (d) Saint Charles County Industrial Development Authority,
Missouri, Sales Tax Revenue Bonds, Wentzville Parkway Regional
Community Improvement District Project, Series 2019B
4.250 11/01/49 2,492,067
600,000 Saint Louis County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Nazareth Living Center, Series
2015A
5.000 08/15/35 585,964
1,800,000 Saint Louis County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Nazareth Living Center, Series
2015A
5.125 08/15/45 1,642,730
3,215,000 Saint Louis County Industrial Development Authority, Missouri,
Revenue Bonds, Saint Andrew's Resources for Seniors, Series
2015A
5.125 12/01/45 3,009,258

Portfolio of Investments December 31, 2024
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MISSOURI (continued)
$ 9,330,000 (f) Saint Louis County, Missouri, Special Obligation Bonds,
Community Center Projects, Series 2022A, (UB)
4.000% 12/01/42 $ 9,206,699
10,210,000 (f) Saint Louis County, Missouri, Special Obligation Bonds,
Community Center Projects, Series 2022A, (UB)
4.000 12/01/44 9,958,575
10,620,000 (f) Saint Louis County, Missouri, Special Obligation Bonds,
Community Center Projects, Series 2022A, (UB)
4.000 12/01/45 10,280,098
8,465,000 (f) Saint Louis County, Missouri, Special Obligation Bonds,
Community Center Projects, Series 2022A, (UB)
4.250 12/01/46 8,456,731
10,885,000 (f) Saint Louis County, Missouri, Special Obligation Bonds,
Community Center Projects, Series 2022A, (UB)
4.000 12/01/47 10,454,981
5,100,000 (d) Saint Louis Industrial Development Authority, Missouri, Revenue
Bonds, Confluence Academy Project, Series 2022A
5.625 06/15/53 4,820,464
2,000,000 Saint Louis Industrial Development Authority, Missouri, Tax
Increment and Special District Revenue Bonds, Union Station
Phase 2 Redevelopment Project, Series 2024A
5.750 06/15/54 2,036,024
1,664,000 (e) Saint Louis, Missouri, Tax Increment Bonds, 410 North Jefferson
Lofts Project, Series 2007
3.850 09/01/27 216,320
2,000 Saint Louis, Missouri, Tax Increment Financing Revenue Bonds,
City Hospital Tax Increment District, Series 2007
6.000 08/23/26 2,001
2,278,000 Saint Louis, Missouri, Tax Increment Financing Revenue Notes,
Marquette Building Redevelopment Project, Series 2008-A
6.500 01/23/28 933,980
1,127,000 Saint Louis, Missouri, Tax-Exempt Revenue Notes, City Block
1859, Grand Avenue/Cozens/Evans Redevelopment Project,
Series 2008-A
6.500 12/11/29 721,280
2,205,000 (e) St Louis, Missouri, Tax Increment Financing District Revenue
Bonds, Printers Lofts Project, Series 2006
3.900 08/21/26 176,400
125,000 Stoddard County Industrial Development Authority, Missouri,
Health Facility Revenue Bonds, Southeasthealth, Series 2016B
6.000 03/01/37 127,729
1,100,000 Town and Country Crossing Transportation Development District,
Missouri, Transporation Sales Tax Revenue Bonds, Refunding
Series 2020A
3.875 04/01/47 939,212
3,075,000 Universal City Industrial Development Authority, Missouri,
Revenue Bonds, Tax Increment and Special District Markets at
Olive Project Series 2023A
5.500 06/15/42 3,111,777
TOTAL MISSOURI 207,057,454
MONTANA - 0.0%
500,000 Kalispell, Montana, Housing and Healthcare Facilities Revenue
Bonds, Immanuel Lutheran Corporation, Series 2017A
5.250 05/15/37 481,906
4,275,000 Montana Board of Housing, Single Family Mortgage Bonds,
Series 2024A
4.650 06/01/54 4,276,894
TOTAL MONTANA 4,758,800
NEBRASKA - 0.7%
11,090,000 (f) Douglas County Hospital Authority 2, Nebraska, Health Facilities
Revenue Bonds, Children's Hospital Obligated Group, Series
2017, (UB)
5.000 11/15/47 11,202,896
4,900,000 Douglas County Hospital Authority 2, Nebraska, Hospital
Revenue Bonds, Madonna Rehabilitation Hospital Project, Series
2014
5.000 05/15/44 4,890,146
3,460,000 Nebraska Educational, Health, Cultural and Social Services
Finance Authority, Revenue Bonds, Immanuel Retirement
Communities Obligated Group, Series 2019A
4.000 01/01/44 3,230,846
13,660,000 (f) Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Series 2023A, (UB)
4.550 09/01/48 13,648,978
18,965,000 (f) Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Social Series 2023C, (UB)
4.800 09/01/53 19,057,140
9,245,000 (f) Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Social Series 2024A, (UB)
4.700 09/01/49 9,289,523
4,000,000 (f) Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Social Series 2024A, (UB)
4.800 09/01/54 4,018,218
10,000,000 (f) Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Social Series 2024E, (UB)
4.800 09/01/54 10,047,840
11,580,000 (f) Omaha Public Power District, Nebraska, Electric System Revenue
Bonds, Series 2021A, (UB)
4.000 02/01/51 10,930,122

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEBRASKA (continued)
$ 14,000,000 (f) Omaha Public Power District, Nebraska, Electric System Revenue
Bonds, Series 2021A - AGM Insured, (UB)
4.000% 02/01/51 $ 13,319,088
4,760,000 (i) Omaha Public Power District, Nebraska, Electric System Revenue
Bonds, Series 2022A
4.250 02/01/47 4,800,204
TOTAL NEBRASKA 104,435,001
NEVADA - 0.6%
33,720,000 (f) Clark County Water Reclamation District, Nevada, General
Obligation Water Bonds, Limited Tax Series 2023, (UB)
5.000 07/01/53 35,967,792
785,000 Clark County, Nevada, Local Improvement Bonds, Special
Improvement District 159 Summerlin Village 16A, Series 2015
5.000 08/01/35 789,420
9,382,520 (d),(e) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
BioFuels LLC Project, Green Series 2017B, (AMT)
5.125 12/15/37 938
2,153,887 (d),(e) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
BioFuels LLC Project, Green Series 2018, (AMT)
5.250 12/15/37 215
14,161,600 (d),(e) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
BioFuels LLC Project, Green Series 2018, (AMT)
6.950 02/15/38 58,063
8,752,748 (d),(e) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
BioFuels LLC Project, Green Series 2020
6.750 02/15/38 35,886
7,353,835 (d),(e) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
BioFuels LLC Project, Series 2017, (AMT)
5.875 12/15/27 735
63,920,428 (d),(e) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
BioFuels LLC Project, Series 2017, (AMT)
6.250 12/15/37 6,392
33,480,751 (d),(e) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
Holdings LLC, Green Series 2019, (AMT)
5.750 02/15/38 137,271
2,520,000 (d) Director of the State of Nevada Department of Business and
Industry, Charter School Lease Revenue Bonds, Somerset
Academy, Series 2015
5.125 12/15/45 2,520,510
1,500,000 (d) Director of the State of Nevada Department of Business and
Industry, Charter School Lease Revenue Bonds, Somerset
Academy, Series 2018A
5.000 12/15/48 1,455,399
2,395,000 Henderson, Nevada, Limited Obligation Bonds, Local
Improvement District T-18 Inspirada, Refunding Series 2016
4.000 09/01/35 2,193,433
1,140,000 Henderson, Nevada, Local Improvement Bonds, Local
Improvement District T-22 Rainbow Canyon Phase II, Series 2023
5.250 03/01/48 1,138,509
1,250,000 Henderson, Nevada, Local Improvement Bonds, Local
Improvement District T-22 Rainbow Canyon Phase II, Series 2023
5.250 03/01/53 1,233,788
715,000 Henderson, Nevada, Local Improvement District No. T-20
Rainbow Canyon, Local Improvement Bonds, Series 2018
5.000 09/01/38 711,034
6,820,000 Henderson, Nevada, Local Improvement District No. T-20
Rainbow Canyon, Local Improvement Bonds, Series 2018
5.375 09/01/48 6,828,391
8,325,000 (f) Las Vegas, Nevada, General Obligation Bonds, Various Purpose
Bonds, Limited Tax Civic Center Series 2023A, (UB)
4.000 03/01/53 7,872,699
920,000 Las Vegas, Nevada, Local Improvement Bonds, Special
Improvement District 812 Summerlin Village 24, Series 2015
5.000 12/01/35 928,267
485,000 Las Vegas, Nevada, Local Improvement Bonds, Special
Improvement District 812 Summerlin Village 26, Series 2017
4.500 06/01/47 472,718
1,105,000 Mesquite, Nevada, Local Improvement Bonds, Special
Improvement District 07-01 Anthem at Mesquite, Refunding
Series 2016
4.250 08/01/37 1,047,351
2,055,000 (d) North Las Vegas, Nevada, Local Improvement Bonds, Special
Improvement District 65 Northern Beltway Commercial Area,
Series 2017
5.000 12/01/37 2,059,873
4,085,000 (d) North Las Vegas, Nevada, Local Improvement Bonds, Special
Improvement District 65 Northern Beltway Commercial Area,
Series 2017
5.000 12/01/47 4,023,998

Portfolio of Investments December 31, 2024
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEVADA (continued)
$ 2,205,000 Reno, Nevada, Redevelopment Agency Downtown Project Tax
Allocation Bonds, Series 2007C
5.400% 06/01/27 $ 2,204,946
27,000,000 (d) Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding
Capital Appreciation Bonds, ReTrac-Reno Transporation Rail
Access Corridor Project, Series 2018C
0.000 07/01/58 3,995,684
90,000,000 (d) Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding
Capital Appreciation Bonds, ReTrac-Reno Transporation Rail
Access Corridor Project, Series 2018D
0.000 07/01/58 9,812,376
500,000 Sparks Special Improvement District 1, Nevada, Local
Improvement Bonds, 5 Ridges Series 2024
5.125 06/01/54 499,493
TOTAL NEVADA 85,995,181
NEW HAMPSHIRE - 0.3%
50,000 Manchester Housing and Redevelopment Authority, New
Hampshire, Revenue Bonds, Series 2000B - ACA Insured
0.000 01/01/25 50,000
370,000 Manchester Housing and Redevelopment Authority, New
Hampshire, Revenue Bonds, Series 2000B - ACA Insured
0.000 01/01/27 333,886
730,000 Manchester Housing and Redevelopment Authority, New
Hampshire, Revenue Bonds, Series 2000B - ACA Insured
0.000 01/01/29 590,904
3,320,000 Manchester Housing and Redevelopment Authority, New
Hampshire, Revenue Bonds, Series 2000B - ACA Insured
0.000 01/01/30 2,536,596
4,200,214 National Finance Authority, New Hampshire, Municipal
Certificates Social Series 2024-2 Class A
3.625 08/20/39 3,918,805
6,750,000 (d) National Finance Authority, New Hampshire, Resource Recovery
Revenue Bonds, Covanta Project, Refunding Series 2018C, (AMT)
4.875 11/01/42 6,428,709
2,960,000 (d) National Finance Authority, New Hampshire, Resource Recovery
Revenue Bonds, Covanta Project, Refunding Series 2020A,
(Mandatory Put 7/02/40)
3.625 07/01/43 2,443,098
2,475,000 (d) National Finance Authority, New Hampshire, Resource Recovery
Revenue Bonds, Covanta Project, Refunding Series 2020B, (AMT),
(Mandatory Put 7/02/40)
3.750 07/01/45 2,089,247
20,000,000 (d) National Finance Authority, New Hampshire, Revenue Bonds GHI
Kiran Capital LLC Project Series 2022
6.250 09/01/30 19,988,570
1,000,000 (d) New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Covenant Health Group Series 2023
4.000 07/01/37 909,949
TOTAL NEW HAMPSHIRE 39,289,764
NEW JERSEY - 1.4%
6,360,000 Bayonne Redevelopment Agency, New Jersey, Revenue Bonds,
Royal Caribbean Cruises Project, Series 2006A, (AMT)
5.375 11/01/35 5,545,318
3,570,000 Camden County Improvement Authority, New Jersey, School
Revenue Bonds, KIPP: Cooper Norcross Academy 2022 Project,
Social Series 2022
6.000 06/15/62 3,785,432
4,500,000 Hudson County Improvement Authority, New Jersey, County
Secured Lease Revenue Bonds, Hudson County Courthouse
Project, Series 2020
4.000 10/01/51 4,350,151
705,000 (d) New Jersey Economic Development Authority Revenue Bonds,
Black Horse EHT Urban Renewal LLC Project, Series 2019A
5.000 10/01/39 557,257
850,000 (d) New Jersey Economic Development Authority, Charter School
Revenue Bonds, Greater Brunswick Charter School, Series 2014A
5.625 08/01/34 850,192
1,530,000 (d) New Jersey Economic Development Authority, Charter School
Revenue Bonds, Greater Brunswick Charter School, Series 2014A
5.875 08/01/44 1,530,483
1,000,000 (d) New Jersey Economic Development Authority, Charter School
Revenue Bonds, Greater Brunswick Charter School, Series 2014A
6.000 08/01/49 1,000,380
2,325,000 (d) New Jersey Economic Development Authority, Charter School
Revenue Bonds, Teaneck Community Charter School, Series
2017A
5.125 09/01/52 2,330,280
1,075,000 New Jersey Economic Development Authority, Fixed Rate
Revenue Bonds, Lions Gate Project, Series 2014
5.000 01/01/34 1,074,980
1,675,000 New Jersey Economic Development Authority, Fixed Rate
Revenue Bonds, Lions Gate Project, Series 2014
5.250 01/01/44 1,622,187
230,000 New Jersey Economic Development Authority, Lease Revenue
Bonds, State Government Buildings-Juvenile Justice Commission
Facilities Project, Series 2018C
5.000 06/15/36 238,275

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW JERSEY (continued)
$ 2,500,000 (f) New Jersey Economic Development Authority, New Jersey,
Transit Transportation Project Revenue Bonds, Portal North
Bridge Project Series 2022A, (UB)
5.000% 11/01/52 $ 2,615,857
6,000,000 (f) New Jersey Economic Development Authority, New Jersey,
Transit Transportation Project Revenue Bonds, Series 2020A, (UB)
4.000 11/01/44 5,890,147
865,000 (f),(h) New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2015WW, (Pre-refunded 6/15/25),
(UB)
5.250 06/15/40 873,660
14,865,000 (f),(h) New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2015WW, (Pre-refunded 6/15/25),
(UB)
5.250 06/15/40 15,013,823
15,000,000 (f),(h),(k) New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2016AAA, (Pre-refunded 12/15/26),
(UB)
5.000 06/15/41 15,609,555
850,000 (d) New Jersey Economic Development Authority, School Revenue
Bonds, Leap Academy University Charter School Inc. Project;
Series 2014A
6.000 10/01/34 850,652
2,255,000 (d) New Jersey Economic Development Authority, School Revenue
Bonds, Leap Academy University Charter School Inc. Project;
Series 2014A
6.200 10/01/44 2,256,304
3,000,000 New Jersey Economic Development Authority, Special Facilities
Revenue Bonds, Continental Airlines Inc., Series 2000A & 2000B,
(AMT)
5.625 11/15/30 3,008,250
4,050,000 New Jersey Economic Development Authority, Special Facilities
Revenue Bonds, Continental Airlines Inc., Series 2000A & 2000B,
(AMT)
5.625 11/15/30 4,061,138
2,580,000 New Jersey Economic Development Authority, Special Facilities
Revenue Bonds, Continental Airlines Inc., Series 2003, (AMT)
5.500 06/01/33 2,597,277
3,985,000 (f) New Jersey Educational Facilities Authority, Revenue Bonds,
Higher Education Capital Improvement Fund Series 2023A, (UB)
4.625 09/01/48 4,087,375
3,360,000 (f) New Jersey Educational Facilities Authority, Revenue Bonds,
Higher Education Capital Improvement Fund Series 2023A, (UB)
5.250 09/01/53 3,586,774
15,675,000 (d) New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Village Drive Healthcare Urban Renewal LLC, Series 2018
5.750 10/01/38 11,531,066
7,625,000 (f) New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Subordinate Series 2020C, (AMT),
(UB)
4.250 12/01/50 6,839,055
5,000,000 New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2023A, (UB)
4.250 06/15/40 5,049,443
10,000,000 New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2023AA
4.250 06/15/44 9,926,710
12,250,000 (f) New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2023BB, (UB)
5.000 06/15/46 13,089,194
8,410,000 (f) New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2023BB, (UB)
5.250 06/15/50 9,056,096
925,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2009A
0.000 12/15/38 527,657
40,000,000 (f) New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019AA, (UB)
4.500 06/15/49 40,152,256
2,965,000 (f) New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019BB, (UB)
5.000 06/15/44 3,053,129
7,250,000 (f) New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019BB, (UB)
4.000 06/15/50 6,903,693
15,000,000 (f) New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2020AA, (UB)
4.000 06/15/45 14,502,260
5,000,000 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018A
5.250 06/01/46 5,125,992
TOTAL NEW JERSEY 209,092,298

Portfolio of Investments December 31, 2024
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW MEXICO - 0.2%
$ 1,130,000 Boulders Public Improvement District, Albuquerque, New
Mexico, Special Levy Revenue Bonds, Series 2013
7.250% 10/01/43 $ 1,130,202
650,000 Boulders Public Improvement District, Albuquerque, New
Mexico, Special Levy Revenue Bonds, Series 2015
5.750 10/01/44 612,979
3,180,000 Mariposa East Public Improvement District, New Mexico,
Revenue Bonds, Capital Appreciation Taxable Series 2015D
0.000 03/01/32 1,696,301
480,000 Mariposa East Public Improvement District, New Mexico, Special
Levy Revenue Bonds, Series 2015A
5.900 09/01/32 467,865
3,140,000 Mariposa East Public Improvement District, New Mexico, Special
Levy Revenue Bonds, Series 2015C
5.900 09/01/32 3,001,921
2,000,000 Mesa Del Sol Public Improvement District 1, Albuquerque, New
Mexico, Special Levy Revenue Bonds, Series 2013
7.250 10/01/43 1,999,696
2,145,000 New Mexico Hospital Equipment Loan Council, First Mortgage
Revenue Bonds, Haverland Carter Lifestyle Group - La Vida Llena
Expansion Project, Series 2019A
5.000 07/01/39 2,129,712
2,200,000 New Mexico Hospital Equipment Loan Council, First Mortgage
Revenue Bonds, Haverland Carter Lifestyle Group - La Vida Llena
Expansion Project, Series 2019A
5.000 07/01/49 2,047,347
4,305,000 (f) New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2023C, (UB)
4.650 09/01/48 4,289,305
2,470,000 (f) New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2023C, (UB)
4.700 09/01/53 2,479,073
1,000,000 (d) Winrock Town Center Tax Increment Development District 1,
Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds,
Senior Lien Series 2022
4.250 05/01/40 932,450
5,000,000 (d) Winrock Town Center Tax Increment Development District 1,
Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds,
Subordinate Lien Series 2020
8.000 05/01/40 4,823,170
TOTAL NEW MEXICO 25,610,021
NEW YORK - 14.5%
3,415,000 Babylon Local Development Corporation II, New York, Education
Revenue Bonds, The Academy Charter School Project, Series
2023A
6.400 02/01/43 3,485,921
7,885,000 Babylon Local Development Corporation II, New York, Education
Revenue Bonds, The Academy Charter School Project, Series
2023A
6.650 02/01/53 8,057,134
5,500,000 Brooklyn Arena Local Development Corporation, New York,
Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project,
Refunding Series 2016A
5.000 07/15/42 5,564,571
14,015,000 Broome County Local Development Corporation, New York,
Revenue Bonds, United Health Services Hospitals, Inc. Project,
Series 2020 - AGM Insured
3.000 04/01/45 11,275,489
4,000,000 Build New York City Resource Corporation, New York, Revenue
Bonds, KIPP New York City Public School Facilities, Canal West
Project, Series 2022
5.250 07/01/52 4,133,605
200,000 (e) Build New York City Resource Corporation, New York, Revenue
Bonds, Metropolitan College of New York, Series 2014
5.000 11/01/39 122,000
7,645,000 (e) Build New York City Resource Corporation, New York, Revenue
Bonds, Metropolitan College of New York, Series 2014
5.500 11/01/44 4,663,450
12,755,000 (d) Build NYC Resource Corporation, New York, Revenue Bonds,
Albert Einstein College of Medicine, Inc, Series 2015
5.500 09/01/45 12,763,001
2,575,000 (d) Build NYC Resource Corporation, New York, Revenue Bonds,
Albert Einstein College of Medicine, Inc, Series 2023
7.250 06/01/55 2,746,251
17,240,000 (d) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020A-1
5.500 06/01/55 15,927,507
3,000,000 (d) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020C-1
5.000 06/01/40 2,860,290
12,000,000 (d) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020C-1
5.000 06/01/55 10,256,615
2,125,000 (d) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Taxable Series 2020A-2
5.250 06/01/28 2,054,339
150,000 (d) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Taxable Series 2020C-2
5.250 06/01/25 149,988

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 10,000,000 (f) Dormitory Authority of the State of New York,  State Personal
Income Tax Revenue Bonds,  General Purpose, Series 2021B,
(UB)
4.000% 03/15/47 $ 9,664,922
32,430,000 (d) Dormitory Authority of the State of New York, General Revenue
Bonds, American Musical and Dramatic Academy Inc., Series
2023A
7.250 07/01/53 33,035,676
33,000,000 (f) Dormitory Authority of the State of New York, General Revenue
Bonds, Northwell Health Obligated Group, Series 2022A - AGM
Insured, (UB)
4.250 05/01/52 33,121,618
4,870,000 Dormitory Authority of the State of New York, General Revenue
Bonds, Yeshiva University, Series 2022A
5.000 07/15/50 4,900,040
19,550,000 (f) Dormitory Authority of the State of New York, Revenue Bonds,
Memorial Sloan Kettering Cancer Center Series 2022-1B, (UB)
4.000 07/01/51 18,961,598
12,000,000 (f) Dormitory Authority of the State of New York, Revenue Bonds,
NYU Langone Hospitals Obligated Group, Series 2020A, (UB)
4.000 07/01/50 11,344,102
225,000 Dormitory Authority of the State of New York, Revenue Bonds,
Saint Josephs College, Series 2021
4.000 07/01/40 188,854
5,000,000 (d) Dormitory Authority of the State of New York, Revenue Bonds,
Vaughn College of Aeronautics & Technology, Series 2016A
5.500 12/01/36 4,632,450
4,000,000 (d) Dormitory Authority of the State of New York, Revenue Bonds,
Vaughn College of Aeronautics & Technology, Series 2016A
5.500 12/01/46 3,452,357
9,850,000 (f) Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose Series 2024A, (UB)
5.250 03/15/52 10,729,478
5,000 (h) Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose, Series 2019A,
(Pre-refunded 3/15/29)
4.000 03/15/49 5,202
8,860,000 (f) Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose, Series 2019D, (UB)
4.000 02/15/47 8,578,751
2,000,000 Erie County Tobacco Asset Securitization Corporation, New York,
Tobacco Settlement Asset-Backed Bonds, Series 2005A
5.000 06/01/38 1,885,967
13,090,000 Glen Cove Local Economic Assistance Corporation, New York,
Revenue Bonds, Garvies Point Public Improvement Project,
Capital Appreciation Series 2016B
0.000 01/01/45 3,645,467
33,320,000 Glen Cove Local Economic Assistance Corporation, New York,
Revenue Bonds, Garvies Point Public Improvement Project,
Capital Appreciation Series 2016C
5.625 01/01/55 30,550,915
5,560,000 Glen Cove Local Economic Assistance Corporation, New York,
Revenue Bonds, Garvies Point Public Improvement Project,
Current Interest Series 2016A
5.000 01/01/56 4,665,176
4,770,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School Project,
Refunding Series 2020B
5.660 02/01/44 4,529,834
9,600,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School Project,
Series 2017A
6.240 02/01/47 9,610,468
12,120,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School Project,
Series 2018A
6.760 02/01/48 12,317,014
4,460,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School Project,
Series 2020A
5.530 02/01/40 4,296,476
5,880,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School Project,
Series 2020A
5.730 02/01/50 5,509,042
2,480,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School Project,
Series 2021A
4.450 02/01/41 2,073,288
5,890,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School Project,
Series 2021A
4.600 02/01/51 4,578,204
325,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School Project,
Taxable Series 2021B
5.000 02/01/25 324,554

Portfolio of Investments December 31, 2024
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 7,035,000 (f) Long Island Power Authority, New York, Electric System General
Revenue Bonds, Green Series 2023E, (UB)
5.000% 09/01/48 $ 7,521,421
5,000,000 (e) Madison County Capital Resource Corporation, New York,
Revenue Bonds, Cazenovia College Project, Series 2019A
5.500 09/01/23 2,700,000
9,000,000 (f) Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Climate Bond Certified Series 2019B -
AGM Insured, (UB)
4.000 11/15/49 8,532,385
20,000,000 (f) Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Climate Bond Certified Series 2019B -
BAM Insured, (UB)
4.000 11/15/50 18,945,982
9,780,000 (f) Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Climate Bond Certified Series 2019B,
(UB)
5.000 11/15/52 10,019,867
7,450,000 (f) Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Climate Bond Certified Series 2020A-1,
(UB)
5.000 11/15/47 7,713,968
29,225,000 (f) Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Climate Bond Certified Series 2020C-1,
(UB)
4.750 11/15/45 29,856,342
33,430,000 (f) Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Climate Bond Certified Series 2020C-1,
(UB)
5.000 11/15/50 34,506,061
55,425,000 (f) Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Climate Bond Certified Series 2020C-1,
(UB)
5.250 11/15/55 57,838,598
6,500,000 (f) Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Climate Bond Certified Series 2020D-1,
(UB)
5.000 11/15/43 6,811,379
37,400,000 (f) Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Climate Bond Certified Series 2020D-1,
(UB)
5.000 11/15/45 38,991,303
36,075,000 (f) Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Climate Bond Certified Series 2020D-2,
(UB)
4.000 11/15/47 34,136,290
33,280,000 (f) Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Climate Bond Certified Series 2020D-2,
(UB)
4.000 11/15/48 31,390,664
29,130,000 (f) Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Climate Bond Certified Series 2020D-3,
(UB)
4.000 11/15/49 27,405,195
14,980,000 (f) Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Climate Bond Certified Series 2020D-3,
(UB)
4.000 11/15/50 14,079,575
20,000,000 (f) Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Climate Bond Certified Series 2021A-1,
(UB)
4.000 11/15/47 18,822,002
10,400,000 (f) Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Climate Bond Certified Series 2021A-1,
(UB)
4.000 11/15/48 9,755,674
27,000,000 (f) Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Climate Bond Certified Series 2021A-1,
(UB)
4.000 11/15/50 25,377,071
9,705,000 (f) Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Refunding Series 2024A, (UB)
5.000 11/15/47 10,259,289
11,570,000 (f) Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Refunding Series 2024A - BAM Insured,
(UB)
5.250 11/15/49 12,424,986
40,510,000 (f) Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Refunding Series 2017D, (UB)
4.000 11/15/42 39,054,407
15,000,000 (f) Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Series 2021A-2, (UB)
4.000 11/15/43 14,491,101
2,000,000 (d) Monroe County Industrial Development Corporation, New York,
Revenue Bonds, Academy of Health Sciences Charter School
Project, Social Impact Series 2022
6.000 07/01/57 2,047,203

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 5,000,000 Monroe County Industrial Development Corporation, New York,
Revenue Bonds, Saint Anns Community Project, Series 2019
5.000% 01/01/50 $ 4,368,442
5,720,000 MTA Hudson Rail Yards Trust Obligations, New York,
MTA Financing Agreement Payable by the Metropolitan
Transportation Authority, Series 2016A
5.000 11/15/51 5,720,133
9,070,000 (f) MTA Hudson Rail Yards Trust Obligations, New York,
MTA Financing Agreement Payable by the Metropolitan
Transportation Authority, Series 2016A, (UB)
5.000 11/15/56 9,069,948
760,000 Nassau County Tobacco Settlement Corporation, New York,
Tobacco Settlement Asset-Backed Bonds, Series 2006A-3
5.000 06/01/35 697,642
14,000,000 (f) Nassau County, New York, General Obligation Bonds, General
Improvement Series 2022A, (UB)
4.250 04/01/52 13,955,273
5,000,000 New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Series 2014G
3.900 05/01/45 4,563,051
5,110,000 New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Development
Green Series 2021F-1
2.400 11/01/46 3,469,308
8,155,000 New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Development
Series 2020A-1C
3.000 11/01/55 5,926,711
2,800,000 (d) New York City Housing Development Corporation, New York,
Multi-Family Mortgage Revenue Bonds, 8 Spruce Street, Class F
Series 2024
5.250 12/15/31 2,862,895
3,970,000 (e) New York City Industrial Development Agency, New York, Civic
Facility Revenue Bonds, Bronx Parking Development Company,
LLC Project, Series 2007
2.250 10/01/22 2,630,125
28,995,000 (e) New York City Industrial Development Agency, New York, Civic
Facility Revenue Bonds, Bronx Parking Development Company,
LLC Project, Series 2007
2.300 10/01/27 18,556,800
37,910,000 (e) New York City Industrial Development Agency, New York, Civic
Facility Revenue Bonds, Bronx Parking Development Company,
LLC Project, Series 2007
2.300 10/01/37 24,262,400
84,140,000 (e) New York City Industrial Development Agency, New York, Civic
Facility Revenue Bonds, Bronx Parking Development Company,
LLC Project, Series 2007
2.350 10/01/46 53,849,600
7,615,000 (f) New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2020 Serries BB-1, (UB)
4.000 06/15/49 7,362,512
46,665,000 (f) New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2023 Series DD, (UB)
4.125 06/15/46 46,166,870
27,000,000 (f) New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2023 Series DD, (UB)
4.125 06/15/47 26,628,626
10,440,000 (f) New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2024 Series BB-1, (UB)
5.250 06/15/54 11,355,408
13,495,000 (f) New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2020 Subseries B-1, (UB)
4.000 11/01/43 13,224,028
6,030,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2021 Subseries C-1
4.000 05/01/47 5,838,667
14,150,000 (f) New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2022 Subseries B-1, (UB)
4.000 08/01/48 13,620,790
10,000,000 (f) New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2023F-1, (UB)
4.000 02/01/51 9,560,232
9,050,000 (f) New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2024A-1, (UB)
4.000 05/01/53 8,652,009
8,465,000 (f) New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025D, (UB)
4.250 05/01/54 8,315,875
11,500,000 (f) New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Series 2024B, (UB)
5.250 05/01/50 12,514,606
10,335,000 (f) New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Series 2024C, (UB)
5.250 05/01/50 11,246,822

Portfolio of Investments December 31, 2024
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 28,035,000 (f) New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Series 2024F-1, (UB)
5.250% 02/01/53 $ 30,470,423
10,725,000 (f) New York City, New York, General Obligation Bonds, Fiscal 2021
Series F-1, (UB)
4.000 03/01/47 10,381,163
29,000,000 (f) New York City, New York, General Obligation Bonds, Fiscal 2023
Series E-1, (UB)
4.000 04/01/50 27,879,127
5,850,000 (i) New York City, New York, General Obligation Bonds, Fiscal 2024
Series A
5.000 08/01/51 6,232,893
9,630,000 (f) New York City, New York, General Obligation Bonds, Fiscal 2024
Series C, (UB)
5.250 03/01/53 10,457,356
75,000,000 New York Counties Tobacco Trust V, New York, Tobacco
Settlement Pass-Through Bonds, SubordinateTurbo CABs, Series
2005-S2
0.000 06/01/50 11,493,922
20,835,000 (d) New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 3 World Trade Center Project, Class 1 Series
2014
5.000 11/15/44 20,847,009
2,000,000 (d) New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 3 World Trade Center Project, Class 2 Series
2014
5.150 11/15/34 2,001,740
13,645,000 (d) New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 3 World Trade Center Project, Class 2 Series
2014
5.375 11/15/40 13,656,400
89,870,000 (d) New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 3 World Trade Center Project, Class 3 Series
2014
7.250 11/15/44 89,974,150
3,000,000 New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 7 World Trade Center Project, Refunding Green
Series 2022A-CL2
3.250 09/15/52 2,358,244
4,040,000 New York State Dormitory Authority, Personal Income Tax
Revenue Bonds, General Purpose Series 2019A
4.000 03/15/49 3,888,340
3,835,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Climate Bond Certified/Sustainability Series
2019P
3.150 11/01/54 2,941,097
3,150,000 (f) New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Social Series 250, (UB)
4.650 10/01/43 3,184,578
3,150,000 New York State Power Authority, General Revenue Bonds, Series
2020A
4.000 11/15/60 2,966,265
20,000,000 (f) New York State Thruway Authority, General Revenue Junior
Indebtedness Obligations, Series 2019B, (UB)
4.000 01/01/53 18,854,848
10,000,000 (f) New York State Thruway Authority, State Personal Income Tax
Revenue Bonds, Bidding Group 1 Series 2022A, (UB)
4.000 03/15/44 9,724,736
5,000,000 (f) New York State Thruway Authority, State Personal Income Tax
Revenue Bonds, Bidding Group 1 Series 2022A, (UB)
4.000 03/15/49 4,806,518
8,500,000 (f) New York State Thruway Authority, State Personal Income Tax
Revenue Bonds, Bidding Group 1 Series 2022A, (UB)
4.125 03/15/52 8,263,369
38,340,000 (f) New York State Thruway Authority, State Personal Income Tax
Revenue Bonds, Climate Certified Green Series 2022C, (UB)
5.000 03/15/54 40,628,607
32,340,000 (f) New York State Thruway Authority, State Personal Income Tax
Revenue Bonds, Climate Certified Green Series 2022C, (UB)
4.125 03/15/56 31,364,742
17,255,000 (f) New York State Thruway Authority, State Personal Income Tax
Revenue Bonds, Climate Certified Green Series 2022C, (UB)
4.125 03/15/57 16,697,615
15,000,000 (f) New York State Thruway Authority, State Personal Income Tax
Revenue Bonds, Transportation Series 2021A-1, (UB)
4.000 03/15/46 14,520,776
10,000,000 (f) New York State Urban Development Corp, (UB) 5.000 03/15/51 10,677,137
24,635,000 (f) New York State Urban Development Corporation, State Personal
Income Tax Revenue Bonds, General Purpose, Series 2020A, (UB)
4.000 03/15/45 24,218,085
11,730,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5.000 07/01/46 11,729,634
19,660,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5.250 01/01/50 19,659,670

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 10,210,000 (f) New York Transportation Development Corporation, New York,
Special Facilities Revenue Bonds, Terminal 6 John F Kennedy
International Airport Redevelopment Project, Senior Green Series
2024A, (AMT), (UB)
4.500% 12/31/54 $ 10,042,839
16,305,000 (f) New York Transportation Development Corporation, New York,
Special Facilities Revenue Bonds, Terminal 6 John F Kennedy
International Airport Redevelopment Project, Senior Green Series
2024A, (AMT), (UB)
5.250 12/31/54 17,306,234
13,090,000 New York Transportation Development Corporation, New York,
Special Facilities Revenue Bonds, Terminal 6 John F Kennedy
International Airport Redevelopment Project, Senior Green Series
2024A, (AMT)
5.500 12/31/60 13,820,226
160,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Refunding Series 2016,
(AMT)
5.000 08/01/26 160,271
7,660,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Series 2020, (AMT)
5.250 08/01/31 7,975,236
4,500,000 (f) New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport New Terminal 1 Project, Green Series 2024 - AGM
Insured, (AMT), (UB)
5.000 06/30/49 4,672,354
16,765,000 (f) New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport New Terminal 1 Project, Green Series 2024 - AGM
Insured, (AMT), (UB)
5.000 06/30/54 17,302,109
30,045,000 (f) New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport New Terminal 1 Project, Green Series 2024 - AGM
Insured, (AMT), (UB)
5.250 06/30/60 31,338,437
8,485,000 (f) New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, New Terminal 1 John F Kennedy
International Airport Project, Green Series 2023 - AGM Insured,
(AMT), (UB)
5.000 06/30/49 8,744,023
13,000,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, New Terminal 1 John F Kennedy
International Airport Project, Green Series 2023, (AMT)
6.000 06/30/54 13,913,062
23,415,000 (f) New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, New Terminal 1 John F Kennedy
International Airport Project, Green Series 2023 - AGM Insured,
(AMT), (UB)
5.125 06/30/60 24,057,112
5,000,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, New Terminal 1 John F Kennedy
International Airport Project, Green Series 2023, (AMT)
5.375 06/30/60 5,150,018
2,500,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2020, (AMT)
5.000 10/01/40 2,557,671
8,000,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2020, (AMT)
4.375 10/01/45 7,627,305
5,000,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2023, (AMT)
6.000 04/01/35 5,570,982
13,570,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2023, (AMT)
5.625 04/01/40 14,422,697
8,195,000 (d) Niagara Area Development Corporation, New York, Solid Waste
Disposal Facility Revenue Refunding Bonds, Covanta Energy
Project, Series 2018A, (AMT)
4.750 11/01/42 7,687,629
3,125,000 (d) Ogdensburg Bridge and Port Authority, New York, Revenue
Bonds, Series 2017, (AMT)
5.750 07/01/47 2,890,178
1,000,000 Oneida Indian Nation, New York, Tax Revenue Bonds, Series
2024B
6.000 09/01/43 1,092,805

Portfolio of Investments December 31, 2024
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 5,395,000 (f) Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Taxable Two Hundred Forty First Series 2023,
(UB)
5.000% 07/15/53 $ 5,763,956
14,765,000 (f) Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Eighteen Series 2019, (AMT), (UB)
4.000 11/01/41 14,256,778
20,000,000 (f) Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Forty Second Series 2023, (AMT),
(UB)
5.000 12/01/53 20,869,658
8,000,000 (f) Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Thirty-Four Series 2022, (AMT),
(UB)
5.250 08/01/47 8,527,493
4,975,000 (f) Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Thirty-Six Series 2022, (AMT), (UB)
5.000 01/15/52 5,179,957
25,765,000 (f) Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Twenty-One Series 2020, (AMT),
(UB)
4.000 07/15/55 23,712,916
9,265,000 (f) Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Twenty-One Series 2020, (AMT),
(UB)
4.000 07/15/60 8,399,746
5,745,000 (f) Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Twenty-Third Series 2021, (AMT),
(UB)
4.000 07/15/51 5,346,788
21,000,000 Suffolk Tobacco Asset Securitization Corporation, New York,
Tobacco Settlement Asset-Backed Bonds, Series 2021B-2
0.000 06/01/66 1,983,089
2,000,000 Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding Series
2016A, (AMT)
5.000 01/01/33 1,525,988
7,205,000 (f) Triborough Bridge and Tunnel Authority, New York, General
Revenue Bonds, MTA Bridges & Tunnels, Series 2020A, (UB)
5.000 11/15/49 7,534,738
10,765,000 (f) Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, Senior Lien Green Bonds, Series 2022D-2,
(UB)
4.500 05/15/52 11,036,629
5,110,000 (f) Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, Senior Lien Series 2021C-3, (UB)
4.000 05/15/51 4,916,578
20,000,000 (f) Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, Senior Lien Series 2022 A, (UB)
4.000 05/15/51 19,242,966
34,565,000 (f) Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Senior Lien Bonds, Series 2022C, (UB)
5.250 05/15/52 37,196,050
13,050,000 (f) Triborough Bridge and Tunnel Authority, New York, Sales Tax
Revenue Bonds, MTA Bridges & Tunnels, TBTA Capital Lockbox-
City Sales Tax Series 2023A, (UB)
4.125 05/15/53 12,770,833
23,125,000 Triborough Bridge and Tunnel Authority, New York, Sales Tax
Revenue Bonds, MTA Bridges & Tunnels, TBTA Capital Lockbox-
City Sales Tax Series 2023A
4.250 05/15/58 23,078,211
85,930,000 (f) Triborough Bridge and Tunnel Authority, New York, Sales Tax
Revenue Bonds, MTA Bridges & Tunnels, TBTA Capital Lockbox-
City Sales Tax Series 2023A, (UB)
4.250 05/15/58 85,756,138
20,930,000 (f) Triborough Bridge and Tunnel Authority, New York, Sales Tax
Revenue Bonds, MTA Bridges & Tunnels, TBTA Capital Lockbox-
City Sales Tax Series 2023A, (UB)
4.500 05/15/63 21,322,155
10,000,000 (f) Triborough Bridge and Tunnel Authority, New York, Sales Tax
Revenue Bonds, MTA Bridges & Tunnels, TBTA Capital Lockbox-
City Sales Tax, Series 2022A, (UB)
4.000 05/15/52 9,659,258
9,060,000 (f) Triborough Bridge and Tunnel Authority, New York, Sales Tax
Revenue Bonds, MTA Bridges & Tunnels, TBTA Capital Lockbox-
City Sales Tax, Series 2022A, (UB)
4.000 05/15/57 8,738,739
15,000,000 (f) Triborough Bridge and Tunnel Authority, New York, Sales Tax
Revenue Bonds, MTA Bridges & Tunnels, TBTA Capital Lockbox-
City Sales Tax, Series 2024A-1, (UB)
5.250 05/15/64 16,255,779
10,000,000 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006 5.000 06/01/45 9,206,592
18,790,000 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006 5.000 06/01/48 17,236,649
5,100,000 (d) Westchester County Local Development Corporation, New
York, Revenue Bond, Purchase Senior Learning Community, Inc.
Project, Accd Inv Series 2021A
5.000 07/01/36 5,250,961

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 3,530,000 (d) Westchester County Local Development Corporation, New
York, Revenue Bond, Purchase Senior Learning Community, Inc.
Project, Accd Inv Series 2021A
5.000% 07/01/41 $ 3,570,967
7,000,000 (d) Westchester County Local Development Corporation, New
York, Revenue Bond, Purchase Senior Learning Community, Inc.
Project, Accd Inv Series 2021A
5.000 07/01/56 6,826,553
5,000,000 Westchester County Local Development Corporation, New York,
Revenue Bonds, Westchester Medical Center Obligated Group
Project, Refunding Series 2016
5.000 11/01/46 4,814,061
3,750,000 (f) Westchester County Local Development Corporation, New York,
Revenue Bonds, Westchester Medical Center Obligated Group
Project, Series 2023 - AGM Insured, (UB)
5.750 11/01/49 4,162,221
3,550,000 (f) Westchester County Local Development Corporation, New York,
Revenue Bonds, Westchester Medical Center Obligated Group
Project, Series 2023 - AGM Insured, (UB)
5.000 11/01/51 3,718,160
TOTAL NEW YORK 2,147,831,389
NORTH CAROLINA - 0.4%
5,000,000 (f) Charlotte, North Carolina, Airport Revenue Bonds, Charlotte
Douglas International, Series 2021B, (AMT), (UB)
4.000 07/01/51 4,631,738
5,075,000 (f) Charlotte, North Carolina, Airport Revenue Bonds, Charlotte
Douglas International, Series 2023B, (AMT), (UB)
5.000 07/01/48 5,283,180
7,250,000 (f) Charlotte, North Carolina, Airport Revenue Bonds, Charlotte
Douglas International, Series 2023B, (AMT), (UB)
5.250 07/01/53 7,675,394
8,540,000 (f) Charlotte, North Carolina, Water and Sewer System Revenue
Bonds, Series 2022A, (UB)
4.000 07/01/52 8,377,966
3,625,000 (f) Greater Asheville Regional Airport Authority, North Carolina,
Airport System Revenue Bonds, Series 2023 - AGM Insured,
(AMT), (UB)
5.250 07/01/48 3,837,331
5,100,000 (f) Greater Asheville Regional Airport Authority, North Carolina,
Airport System Revenue Bonds, Series 2023 - AGM Insured,
(AMT), (UB)
5.250 07/01/53 5,362,343
1,600,000 (d) Mooresville, North Carolina, Special Assessment Revenue Bonds,
Series 2015
5.375 03/01/40 1,507,201
19,065,000 North Carolina Department of Transportation, Private Activity
Revenue Bonds, I-77 Hot Lanes Project, Series 2015, (AMT)
5.000 06/30/54 18,974,087
3,485,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, Social Series 2023-51
4.500 01/01/48 3,429,101
6,901,522 Winston-Salem, North Carolina, Multifamily Housing Revenue
Bonds, Rolling Hills Apartments, Series 2016, (Mandatory Put
7/01/34)
4.400 11/01/56 6,122,637
TOTAL NORTH CAROLINA 65,200,978
NORTH DAKOTA - 0.3%
4,585,000 (f) Grand Forks, North Dakota, Health Care System Revenue Bonds,
Altru Health System Obligated Group, Series 2023A - AGM
Insured, (UB)
5.000 12/01/48 4,746,269
7,450,000 (f) Grand Forks, North Dakota, Health Care System Revenue Bonds,
Altru Health System Obligated Group, Series 2023A - AGM
Insured, (UB)
5.000 12/01/53 7,674,200
2,750,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2024C
5.000 05/01/50 2,794,624
10,000,000 (f) North Dakota Housing Finance Agency, Home Mortgage Finance
Program Bonds, Social Series 2023A, (UB)
4.600 07/01/43 10,084,214
4,690,000 (f) North Dakota Housing Finance Agency, Home Mortgage Finance
Program Bonds, Social Series 2023D, (UB)
4.550 07/01/48 4,669,979
8,870,000 (f) North Dakota Housing Finance Agency, Home Mortgage Finance
Program Bonds, Social Series 2024A, (UB)
4.700 07/01/49 8,935,108
5,000,000 Ward County Health Care, North Dakota, Revenue Bonds, Trinity
Obligated Group, Series 2017C
5.000 06/01/48 5,015,990
3,000,000 Ward County Health Care, North Dakota, Revenue Bonds, Trinity
Obligated Group, Series 2017C
5.000 06/01/53 3,005,054
2,179,583 (e) Williston, North Dakota, Multifamily Housing Revenue Bonds,
Eagle Crest Apartments LLC Project, Series 2013
6.250 09/01/28 108,979

Portfolio of Investments December 31, 2024
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NORTH DAKOTA (continued)
$ 10,102,757 (e) Williston, North Dakota, Multifamily Housing Revenue Bonds,
Eagle Crest Apartments LLC Project, Series 2013
7.750% 09/01/38 $ 505,138
TOTAL NORTH DAKOTA 47,539,555
OHIO - 3.2%
2,800,000 Akron, Bath and Copley Joint Township Hospital District, Ohio,
Hospital Facilities Revenue Bonds, Summa Health System,
Refunding & Improvement Series 2016
5.250 11/15/41 2,834,671
15,400,000 Akron, Bath and Copley Joint Township Hospital District, Ohio,
Hospital Facilities Revenue Bonds, Summa Health System,
Refunding & Improvement Series 2016
5.250 11/15/46 15,530,178
293,890,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Capital Appreciation Series 2020B-3 Class 2
0.000 06/01/57 26,602,012
112,560,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020B-2 Class 2
5.000 06/01/55 99,902,921
4,625,000 (d) Columbus-Franklin County Finance Authority, Ohio, Revenue
Bonds, Bridge Park G Block Project, Public Infrastructure Series
2022
5.000 12/01/45 4,662,634
5,185,000 (d) Columbus-Franklin County Finance Authority, Ohio, Revenue
Bonds, Bridge Park G Block Project, Public Infrastructure Series
2022
5.000 12/01/53 5,186,364
1,500,000 Columbus-Franklin County Finance Authority, Ohio, Tax
Increment Financing Revenue Bonds, Bridge Park D Block
Project, Series 2019A-1
5.000 12/01/51 1,503,104
15,950,000 County of Lucas, Ohio, Hospital Revenue Bonds, ProMedica
Healthcare Obligated Group, Series 2018A
5.250 11/15/48 16,106,844
6,275,000 Evans Farm New Communty Authority, Ohio, Community
Development Charge Revenue Bonds, Evans Farm Mixed-Use
Project, Series 2020
4.000 12/01/46 5,094,293
14,500,000 (f) Franklin County, Ohio, Hospital Facilities Revenue Bonds,
OhioHealth Corporation, Series 2015, (UB)
4.125 05/15/45 14,214,662
17,540,000 (f) Franklin County, Ohio, Hospital Facilities Revenue Bonds,
OhioHealth Corporation, Series 2018A, (UB)
4.000 05/15/47 16,575,372
2,000,000 Greater Cincinnati Port Development Authority, Ohio, Tax
Increment Revenue Bonds, RBM Phase 3 Garage Project Series
2024
5.125 12/01/55 1,943,665
33,880,000 (f) Hamilton County, Ohio, Hospital Facilities Revenue Bonds,
TriHealth, Inc. Obligated Group Project, Series 2017A, (UB)
5.000 08/15/42 34,555,296
5,265,000 Hamilton County, Ohio, Hospital Facilities Revenue Bonds, UC
Health, Series 2020
5.000 09/15/50 5,264,009
3,800,000 (d),(f) Hamilton County, Ohio, Hospital Facilities Revenue Bonds, UC
Health, Tender Option Bond Trust 2015-XF1005, (IF)
9.421 02/01/44 3,659,515
2,000,000 Hardin County, Ohio Economic Development Facility Revenue
Bonds, Ohio Northern University, Refunding & Improvement
Series 2020
5.500 05/01/50 1,848,459
2,325,000 (d) Hilliard Hickory Chase Community Authority, Ohio, Infustructure
Improvement Revenue Bonds, Hickory Chase Project, Senior
Series 2019A
5.000 12/01/40 2,288,501
2,805,000 Jeffrey Place New Community Authority, Ohio, Jeffrey Place
Redevelopment Bonds, Series 2007A
5.000 12/01/32 2,659,799
5,915,000 Jeffrey Place New Community Authority, Ohio, Jeffrey Place
Redevelopment Bonds, Series 2014A
6.250 12/01/33 5,685,390
4,385,000 (d) Lorain County Port Authority, Ohio, Tax Increment Revenue
Bonds, North Ridgeville- Riddell Public Improvement Project,
Series 2017
5.750 12/01/41 4,209,159
38,610,000 (d) Ohio Air Quality Development Authority, Ohio, Exempt Facilities
Revenue Bonds, AMG Vanadium Project, Series 2019, (AMT)
5.000 07/01/49 36,029,030
30,400,000 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Generation Corporation Project,
Refunding Series 2009D, (Mandatory Put 9/15/21)
3.375 08/01/29 29,652,096
4,350,000 (d) Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
Pratt Paper Ohio, LLC Project, Series 2017, (AMT)
4.500 01/15/48 4,151,705

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OHIO (continued)
$ 2,000,000 (d) Ohio Housing Finance Agency, Multifamily Housing Revenue
Bonds, Silver Birch of Mansfield Project, Series 2024
6.000% 01/01/45 $ 1,997,549
3,570,000 (f) Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Social Series
2023B, (UB)
4.900 09/01/48 3,620,971
4,050,000 (f) Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Social Series
2023B, (UB)
4.950 09/01/54 4,092,033
4,450,000 (f) Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Social Series
2024A, (UB)
4.550 09/01/49 4,399,259
13,910,000 (f) Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Social Series
2024A, (UB)
4.650 09/01/54 13,713,204
6,960,000 (f) Ohio State, Hospital Revenue Bonds, University Hospitals Health
System, Inc., Fixed Interest Rate Series 2020A, (UB)
5.000 01/15/50 7,148,783
1,000,000 Ohio State, Private Activity Bonds, Portsmouth Gateway Group,
LLC - Borrower, Portsmouth Bypass Project, Series 2015, (AMT)
5.000 12/31/39 1,002,908
6,530,000 Ohio State, Private Activity Bonds, Portsmouth Gateway Group,
LLC - Borrower, Portsmouth Bypass Project, Series 2015, (AMT)
5.000 06/30/53 6,545,504
13,345,000 (f) Port of Greater Cincinnati Development Authority, Ohio, Duke
Energy Convention Center Project, TOT First Subordinate
Development Revenue Bonds, Refunding Series 2024B, (UB)
5.000 12/01/63 13,819,638
1,000,000 Port of Greater Cincinnati Development Authority, Ohio, Duke
Energy Convention Center Project, TOT Second Subordinate
Development Revenue Bonds, Refunding Series 2024C - AGM
Insured
5.250 12/01/53 1,066,196
1,000,000 Port of Greater Cincinnati Development Authority, Ohio, Duke
Energy Convention Center Project, TOT Second Subordinate
Development Revenue Bonds, Refunding Series 2024C - AGM
Insured
5.250 12/01/58 1,064,807
1,300,000 Port of Greater Cincinnati Development Authority, Ohio, Duke
Energy Convention Center Project, TOT Second Subordinate
Development Revenue Bonds, Refunding Series 2024C - AGM
Insured
5.250 12/01/63 1,384,249
16,735,000 Port of Greater Cincinnati Development Authority, Ohio, Special
Obligation Development TIF Revenue Bonds, RBM Development
- Phase 2B Project, Series 2018A
6.000 12/01/50 16,734,294
13,580,000 Port of Greater Cincinnati Development Authority, Ohio, Special
Obligation Tax Increment Financing Revenue Bonds, Cooperative
Township Public Parking Project, Gallery at Kenwood, Senior Lien
Series 2019A
5.000 11/01/51 11,469,405
25,585,000 Tuscarawas County Economic Development and Finance
Alliance, Ohio, Higher Education Facilities Revenue Bonds,
Ashland University, Refunding & Improvement Series 2015
6.000 03/01/45 25,582,940
22,870,000 Washington County, Ohio, Hospital Facilities Revenue Bonds,
Memorial Health System Obligated Group, Series 2022
6.750 12/01/52 25,166,523
TOTAL OHIO 478,967,942
OKLAHOMA - 0.4%
1,500,000 Mannford Public Works Authority, Oklahoma, Revenue Bonds,
Capital Improvement Series 2021
3.250 01/01/51 1,039,703
13,235,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5.500 08/15/52 13,465,754
8,230,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5.500 08/15/57 8,363,882
2,910,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Taxable Series 2022
5.500 08/15/37 3,032,207
10,000,000 (f) Oklahoma Water Resources Board, Oklahoma, State Loan
Program Revenue Bonds, Series 2023B, (UB)
4.125 10/01/53 9,920,735
4,665,000 Osage County Industrial Authority, Oklahoma, Sales and Use Tax
Revenue Bonds, Refunding Series 2023
5.750 09/01/53 4,695,787
2,828,235 (e) Payne County Economic Development Authority, Oklahoma,
Revenue Bonds, Epworth Living at the Ranch, Series 2016A
0.000 11/01/46 5,798

Portfolio of Investments December 31, 2024
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OKLAHOMA (continued)
$ 4,149,188 (e) Payne County Economic Development Authority, Oklahoma,
Revenue Bonds, Epworth Living at the Ranch, Series 2016A
7.000% 11/01/51 $ 8,506
9,525,000 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds,
American Airlines Inc., Refunding Series 2000B, (AMT)
5.500 06/01/35 9,541,792
2,850,000 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds,
American Airlines Inc., Refunding Series 2001A, (AMT)
5.500 12/01/35 2,854,941
10,705,000 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds,
American Airlines Inc., Refunding Series 2001B, (AMT)
5.500 12/01/35 10,723,560
TOTAL OKLAHOMA 63,652,665
OREGON - 0.3%
10,000,000 (f) Medford Hospital Facilities Authority, Oregon, Hospital Revenue
Bonds, Asante Health System, Refunding Series 2020A - AGM
Insured, (UB)
4.000 08/15/45 9,565,884
815,000 (d) Oregon Facilities Authority, Revenue Bonds, Howard Street
Charter School Project, Series 2019A
5.250 06/15/55 758,922
670,000 (d) Oregon Facilities Authority, Revenue Bonds, Metro East Web
Academy Project, Series 2019A
5.000 06/15/39 654,488
1,810,000 (d) Oregon Facilities Authority, Revenue Bonds, Metro East Web
Academy Project, Series 2019A
5.000 06/15/49 1,677,609
550,000 (d) Oregon Facilities Authority, Revenue Bonds, Redmond
Proficiency Academy Project, Series 2015A
5.500 06/15/35 535,504
1,650,000 (d) Oregon Facilities Authority, Revenue Bonds, Redmond
Proficiency Academy Project, Series 2015A
5.750 06/15/46 1,573,772
4,000,000 Oregon Facilities Authority, Revenue Bonds, Redmond
Proficiency Academy Project, Series 2016A
5.250 06/15/51 3,709,238
10,000,000 (f) Oregon Health and Science University, Revenue Bonds, Green
Series 2021A, (UB)
4.000 07/01/51 9,652,423
2,410,000 (d) Oregon State Facilities Authority, Oregon, Charter School
Revenue Bonds, Academy for Character Education, Series 2022A
7.000 06/15/52 2,481,612
275,000 (d) Oregon State Facilities Authority, Oregon, Charter School
Revenue Bonds, Academy for Character Education, Series 2022B
9.000 06/15/29 276,539
3,125,000 Polk County Hospital Facility Authority, Oregon, Revenue Bonds,
Dallas Retirement Village Project, Series 2015A
5.375 07/01/45 3,127,033
9,150,000 (d) Port of Morrow, Morrow County Oregon, Full Faith and Credit
Obligations, Series 2024A
5.150 10/01/26 9,032,712
2,480,000 Port of Saint Helens, Oregon, Pollution Control Revenue Bonds,
Boise Cascade Project, Series 1997
5.650 12/01/27 2,482,893
TOTAL OREGON 45,528,629
PENNSYLVANIA - 2.2%
12,905,000 Allegheny Country Industrial Development Authority,
Pennsylvania, Environmental Improvement Revenue Bonds,
United States Steel Corporation Project, Series 2012, (AMT)
5.750 08/01/42 12,915,550
5,300,000 (f) Allegheny County Airport Authority, Pennsylvania, Airport
Revenue Bonds, Pittsburgh International Airport, Series 2021A,
(AMT), (UB)
5.000 01/01/51 5,419,073
11,000,000 Allegheny County Airport Authority, Pennsylvania, Airport
Revenue Bonds, Pittsburgh International Airport, Series 2021A -
AGM Insured, (AMT)
4.000 01/01/56 10,066,246
5,000,000 (f) Allegheny County Airport Authority, Pennsylvania, Airport
Revenue Bonds, Pittsburgh International Airport, Series 2021A,
(AMT), (UB)
5.000 01/01/56 5,098,224
2,790,000 Allegheny County Industrial Development Authority,
Pennsylvania, , Charter School Revenue Bonds, Propel Charter
School-Sunrise, Series 2013
6.000 07/15/38 2,793,053
4,000,000 (d) Allentown Commercial and Industrial Development Authority,
Pennsylvania, Revenue Bonds, Arts Academy Charter Middle
School Foundation Project, Series 2022A
5.000 06/15/57 3,545,032
5,420,000 (d) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, 615 Waterfront
Project, Senior Series 2021
6.000 05/01/42 5,702,904
2,100,000 (d) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, City Center Project,
Series 2018
5.000 05/01/42 2,102,049

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 2,500,000 Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, Waterfront-30 E
Allen Street Project, Subordinate Series 2024B
6.000% 05/01/42 $ 2,615,011
9,200,000 Beaver County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Refunding Bonds, FirstEnergy
Generation Project, Series 2008B
3.750 10/01/47 7,832,637
1,279,000 Berks County Municipal Authority, Pennsylvania, Revenue Bonds,
Tower Health Project, Series 2024A-2
6.000 06/30/34 1,369,273
17,147,000 Berks County Municipal Authority, Pennsylvania, Revenue Bonds,
Tower Health Project, Series 2024A-3
5.000 06/30/39 16,549,377
8,569,000 (g) Berks County Municipal Authority, Pennsylvania, Revenue Bonds,
Tower Health Project, Series 2024B-1
0.000 06/30/44 6,038,809
2,685,000 Berks County Municipal Authority, Pennsylvania, Revenue Bonds,
Tower Health Project, Taxable Series 2024A-1
8.000 06/30/34 2,726,827
12,565,000 Berks County Municipal Authority, Pennsylvania, Revenue Bonds,
Tower Health Project, Taxable Series 2024B-2
8.000 06/30/44 7,219,404
8,160,000 Central Bradford Progress Authority, Pennsylvania, Revenue
Bonds, Guthrie Health, Series 2021B - BAM Insured
3.000 12/01/44 6,876,000
6,305,000 (f) Central Bradford Progress Authority, Pennsylvania, Revenue
Bonds, Guthrie Health, Series 2021B - BAM Insured, (UB)
4.000 12/01/51 6,104,903
705,000 Chester County Health and Education Facilities Authority,
Pennsylvania, Revenue Bonds, Simpson Senior Services Project,
Series 2015A
5.000 12/01/30 652,738
680,000 Chester County Health and Education Facilities Authority,
Pennsylvania, Revenue Bonds, Simpson Senior Services Project,
Series 2015A
5.000 12/01/35 588,140
1,400,000 Chester County Health and Education Facilities Authority,
Pennsylvania, Revenue Bonds, Simpson Senior Services Project,
Series 2015A
5.250 12/01/45 1,097,023
3,000,000 Chester County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Collegium Charter School Project, Series 2017A
5.250 10/15/47 2,933,466
1,000,000 (d) Chester County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Collegium Charter School Project, Series 2022
6.000 10/15/52 1,038,277
393,000 (d) Chester County Industrial Development Authority, Pennsylvania,
Special Obligation Bonds, Woodlands at Greystone Project,
Series 2018
5.000 03/01/38 388,280
1,129,000 (d) Chester County Industrial Development Authority, Pennsylvania,
Special Obligation Bonds, Woodlands at Greystone Project,
Series 2018
5.125 03/01/48 1,086,816
1,595,000 Clarion County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Clarion University Foundation Inc. Student
Housing Project at Clarion University, Series 2014A
5.000 07/01/45 1,595,082
3,000,000 (d) Dauphin County General Authority, Pennsylvania, Revenue
Bonds, Harrisburg University of Science & Technology Project,
Series 2020
6.250 10/15/53 2,312,323
3,000,000 (f) Dubois Hospital Authority, Pennsylvania, Hospital Revenue
Bonds, Penn Highlands Healthcare, Series 2018, (UB)
4.000 07/15/43 2,674,282
8,455,000 (f) Geisinger Authority, Montour County, Pennsylvania, Health
System Revenue Bonds, Geisinger Health System, Series 2014A,
(UB)
4.000 06/01/41 8,025,900
5,000,000 (f) Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University,
Series 2018A, (UB)
5.000 09/01/48 5,073,404
8,405,000 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University,
Series 2022B - AGM Insured
4.000 05/01/52 7,962,298
12,000,000 (f) Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University,
Series 2022B, (UB)
5.000 05/01/57 12,279,191
1,000,000 Montgomery County Redevelopment Authority, Pennsylvania,
Special Obligation Revenue Bonds, River Pointe Project Series
2023
6.500 09/01/43 1,024,107

Portfolio of Investments December 31, 2024
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 1,071,352 (e) Northampton County Industrial Development Authority,
Pennsylvania, Recovery Revenue Bonds, Northampton
Generating Project, Senior Lien Series 2013A0 & AE2
2.200% 06/30/27 $ 471,395
590,116 (e) Northampton County Industrial Development Authority,
Pennsylvania, Recovery Revenue Bonds, Northampton
Generating Project, Senior Lien Taxable Series 2013B, (cash
5.000%, PIK 5.000%)
0.900 06/30/27 106,221
30,690,000 (c),(d),(e) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills
LLC Project, Series 2020A-1
10.000 12/01/40 3,069
30,690,000 (c),(d),(e) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills
LLC Project, Series 2020A-2, (AMT)
10.000 12/01/40 3,069
29,220,000 (c),(e) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills
LLC Project, Series 2021A
10.000 12/01/31 2,922
17,565,000 (c),(d),(e) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills
LLC Project, Taxable Series 2020B-2
10.000 12/01/29 1,756
1,700,000 Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, PPL Energy Supply, LLC
Project, Refunding Series 2009B, (Mandatory Put 6/01/27)
5.250 12/01/38 1,719,719
3,250,000 Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, PPL Energy Supply, LLC
Project, Refunding Series 2009C, (Mandatory Put 6/01/27)
5.250 12/01/37 3,287,745
1,990,000 Pennsylvania Economic Development Financing Authority,
Pennsylvania, Private Activity Revenue Bonds, The PennDOT
Major Bridges Package One Project, Series 2022, (AMT)
5.750 06/30/48 2,136,060
3,925,000 Pennsylvania Economic Development Financing Authority,
Pennsylvania, Private Activity Revenue Bonds, The PennDOT
Major Bridges Package One Project, Series 2022, (AMT)
5.250 06/30/53 4,030,664
12,885,000 (f) Pennsylvania Economic Development Financing Authority,
Pennsylvania, Private Activity Revenue Bonds, The PennDOT
Major Bridges Package One Project, Series 2022 - AGM Insured,
(AMT), (UB)
5.000 12/31/57 13,165,808
5,000,000 (d) Pennsylvania Economic Development Financing Authority, Solid
Waste Disposal Revenue Bonds, Covanta Project, Green Series
2019A, (AMT)
3.250 08/01/39 4,074,446
2,765,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, LaSalle University, Series 2012
5.000 05/01/42 2,168,215
10,000,000 (f) Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, Thomas Jefferson University, Series 2024B-2, (UB)
4.375 11/01/54 9,529,573
5,000,000 (f) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2023-142A, (UB)
5.000 10/01/43 5,146,005
10,000,000 (f) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2023-142A, (UB)
5.000 10/01/50 10,192,868
25,000,000 (f) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2024-144A, (UB)
4.600 10/01/49 24,992,633
6,440,000 (f) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2024-144A, (UB)
4.650 10/01/51 6,421,678
8,475,000 (f) Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2023A, (UB)
5.000 12/01/53 9,043,100
1,585,000 Philadelphia Authority for Industrial Development Senior Living
Facilities, Philadelphia, Pennsylvania, Revenue Bonds, Wesley
Enhanced Living Obligated Group, Series 2017A
5.000 07/01/37 1,587,574
1,575,000 Philadelphia Authority for Industrial Development Senior Living
Facilities, Philadelphia, Pennsylvania, Revenue Bonds, Wesley
Enhanced Living Obligated Group, Series 2017A
5.000 07/01/42 1,537,326
5,195,000 Philadelphia Authority for Industrial Development Senior Living
Facilities, Philadelphia, Pennsylvania, Revenue Bonds, Wesley
Enhanced Living Obligated Group, Series 2017A
5.000 07/01/49 4,860,978
702,000 Philadelphia Authority for Industrial Development, Pennsylvania,
Multifamily Housing Revenue Bonds, Presbyterian Homes
Germantown - Morrisville Project, Series 2005A
5.625 07/01/35 716,389

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 11,855,000 (d) Philadelphia Authority for Industrial Development, Pennsylvania,
Revenue Bonds, Mariana Bracetti Academy Project, Series 2020A
5.375% 06/15/50 $ 11,188,626
910,000 Philadelphia Authority for Industrial Development, Pennsylvania,
Revenue Bonds, Richard Allen Preparatory Charter School, Series
2006
6.250 05/01/33 910,307
315,000 Philadelphia Authority for Industrial Development, Pennsylvania,
Revenue Bonds, Southwest Leadership Academy, Series 2017
6.470 11/01/37 292,429
4,785,000 Philadelphia Authority for Industrial Development, Pennsylvania,
Revenue Bonds, Southwest Leadership Academy, Series 2017
6.600 11/01/47 4,199,428
10,000,000 (f) Philadelphia, Pennsylvania, Water and Wastewater Revenue
Bonds, Series 2023B - AGM Insured, (UB)
5.500 09/01/53 11,025,814
875,000 Quakertown General Authority Health Facilities Revenue USDA
Loan Anticipation Notes and Revenue Bonds for LifeQuest
Obligated Group, Pennsylvania, Series 2017C
5.300 07/01/42 792,488
32,385,000 (f) Southcentral Pennsylvania General Authority, Revenue Bonds,
Wellspan Health Obligated Group, Series 2019A, (UB)
4.000 06/01/49 30,608,563
7,200,000 (d) Southcentral Pennsylvania General Authority, Revenue Bonds,
York Academy Regional Charter School Project, Series 2018A
6.000 07/15/38 7,402,398
TOTAL PENNSYLVANIA 325,324,965
PUERTO RICO - 7.8%
79,000,000 Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-
Backed Bonds, Series 2005A
0.000 05/15/50 14,952,978
40,000,000 Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-
Backed Bonds, Series 2008A
0.000 05/15/57 2,652,232
736,363 PRHTA SR LIEN SER N (2039) CUSTODIAL TR Puerto Rico
Highway and Transportation Authority, Highway Revenue Bonds,
Series 2007N
0.000 12/06/49 378,143
9,900,000 (d) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Forward Delivery Series 2022A
4.000 07/01/42 9,311,625
5,965,000 (d) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Forward Delivery Series 2022A
4.000 07/01/47 5,414,948
24,780,000 (d) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A
5.000 07/01/47 25,045,144
17,165,000 (d) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021A
4.000 07/01/42 16,224,537
21,525,000 (d) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B
4.000 07/01/42 20,345,654
39,855,000 (d) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B
4.000 07/01/47 36,439,626
102,725,000 (c),(e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Federally Taxable Build America Bonds, Series 2010YY
6.125 07/01/40 47,346,256
1,465,000 (c),(e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Refunding National Series 2007VV
5.500 01/01/26 678,971
4,505,000 (c),(e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Refunding Series 2010DDD
5.000 01/01/26 2,100,268
30,000 (c),(e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Refunding Series 2010DDD
5.000 01/01/26 14,341
2,000 (c),(e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Refunding Series 2012A
3.957 07/01/42 948
3,000 (c),(e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Refunding Series 2012A
3.961 07/01/42 1,406
5,845,000 (c),(e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2003NN
5.500 01/01/26 2,719,087
2,040,000 (c),(e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2007TT
5.000 01/01/26 977,127
5,165,000 (c),(e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2007TT
5.000 01/01/26 2,409,136
250,000 (c),(e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2007TT
5.000 01/01/26 121,561
7,260,000 (c),(e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2007TT
5.000 01/01/26 3,380,607
15,000 (c),(e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010AAA
5.250 01/01/26 7,589

Portfolio of Investments December 31, 2024
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PUERTO RICO (continued)
$ 11,270,000 (c),(e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010AAA
5.250% 01/01/26 $ 5,527,945
630,000 (c),(e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010AAA
5.250 07/01/27 296,757
3,000 (c),(e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010AAA
5.250 07/01/28 1,426
8,900,000 (c),(e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010AAA
5.250 07/01/28 4,230,709
2,735,000 (c),(e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010AAA
5.250 07/01/29 1,303,433
5,770,000 (c),(e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010AAA
5.250 07/01/30 2,919,036
3,000 (c),(e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010AAA
5.250 07/01/31 1,401
4,475,000 (c),(e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010AAA
5.250 07/01/31 2,089,496
1,510,000 (c),(e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010CCC
4.250 01/01/26 719,996
185,000 (c),(e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010CCC
5.000 01/01/26 86,576
280,000 (c),(e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010CCC
5.000 01/01/26 130,548
4,840,000 (c),(e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010CCC
5.250 07/01/26 2,343,902
23,345,000 (c),(e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010CCC
5.250 07/01/27 11,512,440
1,000 (c),(e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010CCC
3.645 07/01/28 463
6,200,000 (c),(e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010CCC
5.250 07/01/28 2,936,609
400,000 (c),(e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010XX
5.250 07/01/27 193,000
5,525,000 (c),(e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010XX
5.750 07/01/36 2,774,639
205,000 (c),(e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
5.000 07/01/24 95,563
10,510,000 (c),(e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
5.250 07/01/24 4,846,044
21,705,000 (c),(e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
5.250 07/01/25 10,153,579
60,000 (c),(e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
4.250 01/01/26 30,165
125,000 (c),(e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
5.000 01/01/26 58,258
475,000 (c),(e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
5.000 01/01/26 221,149
135,000 (c),(e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
5.000 01/01/26 62,919
1,150,000 (c),(e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
5.250 01/01/26 538,296
5,690,000 (c),(e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
5.250 01/01/26 2,843,977
590,000 (c),(e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
5.250 01/01/26 275,927
6,535,000 (c),(e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
5.250 01/01/26 3,141,388
250,000 (c),(e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
5.000 07/01/26 118,855
25,760,000 (c),(e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
5.250 07/01/26 12,364,525
255,000 (c),(e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
5.000 07/01/28 121,672

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PUERTO RICO (continued)
$ 13,080,000 (c),(e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2013A
5.050% 01/01/26 $ 6,147,572
2,840,000 (c),(e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2013A
4.800 07/01/29 1,347,860
17,685,000 (c),(e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2013A
5.000 07/01/29 8,751,112
3,000 (c),(e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2013A
4.102 07/01/36 1,387
1,000,000 (c),(e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2016D-4-RSA-1
7.500 01/01/26 430,055
14,585,000 (c),(e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Taxable Series 2010BBB
5.400 07/01/28 6,755,011
1,065,000 (c),(e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2007TT
5.000 07/01/24 507,893
910,000 (c),(e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2007TT
5.000 07/01/25 434,646
90,000 (c),(e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2007TT
5.000 07/01/26 46,448
2,290,000 (c),(e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2007TT
5.000 07/01/27 1,075,827
21,440,000 (c),(e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2007TT
5.000 07/01/32 10,302,004
43,235,000 (c),(e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2007TT
5.000 07/01/37 20,702,683
105,000 (c),(e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2008WW
5.500 01/01/24 48,110
1,865,000 (c),(e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2008WW
5.250 07/01/25 873,521
2,915,000 (c),(e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2008WW
5.375 01/01/26 1,440,089
4,245,000 (c),(e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2008WW
5.375 01/01/26 2,063,620
550,000 (c),(e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2008WW
5.375 01/01/26 257,002
2,895,000 (c),(e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2008WW
5.500 01/01/26 1,331,689
3,735,000 (c),(e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2008WW
5.000 07/01/28 1,770,378
16,605,000 (c),(e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2008WW
5.250 07/01/33 7,888,226
30,910,000 (c),(e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2008WW
5.500 07/01/38 14,424,511
3,420,000 (c),(e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010AAA
5.250 01/01/26 1,602,055
2,800,000 (c),(e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010AAA
5.250 07/01/26 1,387,104
3,225,000 (c),(e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010CCC
5.000 07/01/24 1,504,935
2,000,000 (c),(e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010CCC
4.625 07/01/25 945,638
890,000 (c),(e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010CCC
5.000 07/01/25 428,978
30,000 (c),(e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010CCC
4.750 07/01/26 14,155
365,000 (c),(e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010CCC
5.000 07/01/27 174,736
2,220,000 (c),(e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010CCC
5.000 07/01/28 1,113,810
1,960,000 (c),(e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010XX
4.625 07/01/25 925,347
215,000 (c),(e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010XX
4.750 07/01/26 101,861

Portfolio of Investments December 31, 2024
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PUERTO RICO (continued)
$ 3,060,000 (c),(e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010XX
5.250% 07/01/26 $ 1,513,491
405,000 (c),(e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010XX
4.875 07/01/27 193,222
6,460,000 (c),(e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010XX
5.250 07/01/35 3,046,809
83,005,000 (c),(e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010XX
5.250 07/01/40 39,726,688
1,620,000 (c),(e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010ZZ
5.250 01/01/26 748,371
235,000 (c),(e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2013A
7.250 07/01/30 118,021
9,220,000 (c),(e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2013A
7.000 07/01/33 4,139,429
18,645,000 (c),(e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2013A
6.750 07/01/36 8,618,365
5,820,000 (c),(e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2013A
7.000 07/01/40 2,649,757
53,395,000 (c),(e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2013A
5.000 07/01/42 25,302,332
19,715,000 (c),(e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2013A
7.000 07/01/43 9,041,928
5,400,000 (c),(e) Puerto Rico Electric Power Authority, Revenue Bonds, Taxable
Series 2010EEE
5.950 07/01/30 2,520,606
75,300,000 (c),(e) Puerto Rico Electric Power Authority, Revenue Bonds, Taxable
Series 2010EEE
6.050 07/01/32 34,557,388
34,730,000 (c),(e) Puerto Rico Electric Power Authority, Revenue Bonds, Taxable
Series 2010EEE
6.250 07/01/40 15,820,488
2,592,109 Puerto Rico Highway and Transportation Authority Highway
Revenue Bonds Series 2022
5.250 07/01/38 2,592,724
266,212,091 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0.000 07/01/46 86,099,938
241,918,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0.000 07/01/51 56,800,701
114,095,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
5.000 07/01/58 113,888,865
50,220,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured Cofina Project Series 2018B-1
0.000 07/01/51 11,791,315
3,500,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4.329 07/01/40 3,456,660
4,353,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4.536 07/01/53 4,251,425
47,566,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4.784 07/01/58 46,807,241
19,155,751 Puerto Rico, General Obligation Bonds, Clawback Highway
Transportation Authority Claims Taxable Series 2022
0.000 11/01/51 11,900,510
734 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5.375 07/01/25 738
2,808,828 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5.750 07/01/31 3,073,930
37,000,228 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
0.000 07/01/33 25,077,534
21,416,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4.000 07/01/37 20,676,424
18,421,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4.000 07/01/41 17,440,023
98,721,195 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4.000 07/01/46 91,817,740
183,973,962 Puerto Rico, General Obligation Bonds, Vintage CW NT Claims
Taxable Series 2022
0.000 11/01/43 112,914,019
13,162,766 Puerto Rico, General Obligation Bonds, Vintage CW NT Claims
Taxable Series 2022
0.000 11/01/51 7,042,080

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PUERTO RICO (continued)
$ 7,050,000 University of Puerto Rico, University System Revenue Bonds,
Refunding Series 2006P
5.000% 06/01/25 $ 7,035,592
2,105,000 University of Puerto Rico, University System Revenue Bonds,
Refunding Series 2006P
5.000 06/01/26 2,085,877
8,875,000 University of Puerto Rico, University System Revenue Bonds,
Refunding Series 2006P
5.000 06/01/30 8,596,991
1,355,000 University of Puerto Rico, University System Revenue Bonds,
Series 2006Q
5.000 06/01/25 1,352,231
3,345,000 University of Puerto Rico, University System Revenue Bonds,
Series 2006Q
5.000 06/01/26 3,314,612
7,203,000 University of Puerto Rico, University System Revenue Bonds,
Series 2006Q
5.000 06/01/30 6,977,366
4,882,000 University of Puerto Rico, University System Revenue Bonds,
Series 2006Q
5.000 06/01/36 4,683,259
TOTAL PUERTO RICO 1,154,935,830
RHODE ISLAND - 0.3%
253,805,000 Rhode Island Tobacco Settlement Financing Corporation,
Tobacco Settlement Asset-Backed Bonds, Series 2007A
0.000 06/01/52 39,733,960
TOTAL RHODE ISLAND 39,733,960
SOUTH CAROLINA - 1.4%
320,000 (d) Hardeeville, South Carolina, Special Assessment Revenue Bonds,
East Argent Improvement District, Series 2021
3.875 05/01/41 238,598
280,000 (d) Hardeeville, South Carolina, Special Assessment Revenue Bonds,
East Argent Improvement District, Series 2021
4.000 05/01/52 189,337
2,735,000 (d) Lancaster County, South Carolina, Assessment Revenue Bonds,
Walnut Creek Improvement District, Series 2016A-2
5.750 12/01/46 2,510,090
8,785,000 Lancaster County, South Carolina, Special Assessment Bonds,
Edgewater II Improvement District, Capital Appreciation Series
2007-A&B
0.000 11/01/39 2,184,699
27,990,000 Lancaster County, South Carolina, Special Assessment Bonds,
Edgewater II Improvement District, Capital Appreciation Series
2007-A&B
0.000 11/01/39 8,284,433
19,375,000 (f) Patriots Energy Group Financing Agency, South Carolina,
Gas Supply Revenue Bonds, Series 2023B-1, (Mandatory Put
3/01/31), (UB)
5.250 02/01/54 20,723,308
3,500,000 (d) South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, Hilton Head Christian
Academy, Series 2020
5.000 01/01/55 3,046,191
1,870,000 (d) South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, Midland Valley
Preparatory School Project, Series 2014
7.750 11/15/45 1,953,735
4,000,000 (d) South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, Palmetto Scholars
Academy Project, Series 2015A
5.250 08/15/46 3,763,440
20,980,000 South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, Patriots Place
Apartments Project, Series 2022A-1
5.750 06/01/52 15,452,464
1,000,000 South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Columbia College,
Refunding Series 2020A
5.750 10/01/45 957,875
5,870,000 (d) South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, High Point Academy
Project, Series 2018A
5.750 06/15/49 5,874,079
7,775,000 (d) South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Horse Creek Academy
Project, Series 2021A
5.000 11/15/55 7,092,881
1,905,000 South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Riverwalk Academy Project
Series 2023A
7.125 06/15/53 1,980,152
2,830,000 (d) South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Virtus Academy Project,
Series 2021A
5.000 06/15/51 2,318,515

Portfolio of Investments December 31, 2024
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOUTH CAROLINA (continued)
$ 905,000 (d) South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Virtus Academy Project,
Series 2021A
5.000% 06/15/56 $ 726,083
1,585,000 (d) South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Virtus Academy Project,
Series 2023A
7.000 06/15/53 1,630,352
1,020,000 (d) South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Virtus Academy Project,
Series 2023A
7.125 06/15/58 1,053,118
750,000 South Carolina Jobs-Economic Development Authority, Health
Facilities Revenue Bonds, Lutheran Homes of South Carolina Inc.,
Series 2013
5.000 05/01/43 649,218
1,255,000 South Carolina Jobs-Economic Development Authority, Health
Facilities Revenue Bonds, Lutheran Homes of South Carolina Inc.,
Series 2013
5.125 05/01/48 1,070,447
1,500,000 South Carolina Jobs-Economic Development Authority,
Healthcare Revenue Bonds, Beaufort Memorial Hospital & South
of Broad Healthcare Project, Series 2024
5.750 11/15/54 1,582,969
10,000,000 (f) South Carolina Jobs-Economic Development Authority, Hospital
Revenue Bonds, AnMed Health Project, Series 2023, (UB)
5.250 02/01/53 10,694,018
15,525,000 (f) South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2016B, (UB)
5.000 12/01/56 15,642,236
16,000,000 (f) South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2022A, (UB)
4.000 12/01/47 14,985,765
13,020,000 (f) South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2022A - BAM Insured, (UB)
4.000 12/01/52 12,396,610
39,865,000 (f) South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2022B - BAM Insured, (UB)
4.000 12/01/55 37,626,102
20,000,000 (f) South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2024B - AGM Insured, (UB)
0.000 12/01/54 21,068,150
1,110,000 (f) South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Series 2015E, (UB)
5.250 12/01/55 1,116,030
7,055,000 Walnut Creek Improvement District, Lancaster County, South
Carolina, Assessment Revenue Bonds, Series 2016A-2
5.750 12/01/42 6,739,333
2,775,000 Walnut Creek Improvement District, Lancaster County, South
Carolina, Assessment Revenue Bonds, Series 2016A-3
5.330 12/01/41 2,646,888
TOTAL SOUTH CAROLINA 206,197,116
SOUTH DAKOTA - 0.1%
6,400,000 (d) Lower Brule Sioux Tribe, South Dakota, Tribal Purpose Refunding
Bonds, Series 2014C
6.000 03/01/32 5,186,404
5,630,000 South Dakota Health and Educational Facilities Authority,
Revenue Bonds, Monument Health, Inc., Series 2020A
4.000 09/01/50 5,336,572
TOTAL SOUTH DAKOTA 10,522,976
TENNESSEE - 1.6%
815,000 (d) Bristol Industrial Development Board, Tennessee, State Sales Tax
Revenue Bonds, Pinnacle Project, Capital Appreciation Series
2016B
0.000 12/01/25 780,482
845,000 (d) Bristol Industrial Development Board, Tennessee, State Sales Tax
Revenue Bonds, Pinnacle Project, Capital Appreciation Series
2016B
0.000 12/01/26 770,255
1,665,000 (d) Bristol Industrial Development Board, Tennessee, State Sales Tax
Revenue Bonds, Pinnacle Project, Capital Appreciation Series
2016B
0.000 12/01/31 1,150,128
6,650,000 (d) Bristol Industrial Development Board, Tennessee, State Sales Tax
Revenue Bonds, Pinnacle Project, Series 2016A
5.000 12/01/35 6,443,125
2,550,000 (d) Bristol Industrial Development Board, Tennessee, State Sales Tax
Revenue Bonds, Pinnacle Project, Series 2016A
5.125 12/01/42 2,447,400
50,500,000 (f) Greeneville Health and Educational Facilities Board, Tennessee,
Hospital Revenue Bonds, Ballad Health, Series 2018A, (UB)
4.000 07/01/40 47,783,449
2,000,000 (f) Knox County Health, Educational, and Housing Facilities
Board, Revenue Bonds, Provident Group - UTK Properties LLC -
University of Tennessee Project, Student Housing Series 2024A-1
- BAM Insured, (UB)
5.500 07/01/59 2,135,399

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TENNESSEE (continued)
$ 4,000,000 (f) Knox County Health, Educational, and Housing Facilities
Board, Revenue Bonds, Provident Group - UTK Properties LLC -
University of Tennessee Project, Student Housing Series 2024A-1
- BAM Insured, (UB)
5.000% 07/01/64 $ 4,088,560
4,485,000 Memphis Health, Educational and Housing Facilities Board,
Tennessee, Multifamily Housing Revenue Bonds, Serenity Towers
Apartments, Series 2014A
5.875 03/01/44 2,691,000
4,405,000 (e) Memphis/Shelby County Economic Development Growth
Engine Industrial Development Board, Tennessee, Tax Increment
Revenue Bonds, Graceland Project, Senior Series 2017A
5.500 07/01/37 3,304,870
5,150,000 (e) Memphis/Shelby County Economic Development Growth
Engine Industrial Development Board, Tennessee, Tax Increment
Revenue Bonds, Graceland Project, Senior Series 2017A
5.625 01/01/46 3,487,956
13,075,000 (f) Metropolitan Government of Nashville and Davidson County
Sports Authority, Tennessee, Revenue Bonds, Stadium Project,
Subordinate Senior Series 2023A - AGM Insured, (UB)
5.250 07/01/48 14,190,976
8,565,000 (f) Metropolitan Government of Nashville and Davidson County
Sports Authority, Tennessee, Revenue Bonds, Stadium Project,
Subordinate Senior Series 2023A - AGM Insured, (UB)
5.250 07/01/53 9,230,156
11,300,000 (f) Metropolitan Government of Nashville and Davidson County
Sports Authority, Tennessee, Revenue Bonds, Stadium Project,
Subordinate Senior Series 2023A - AGM Insured, (UB)
5.250 07/01/56 12,154,057
8,250,000 (f) Metropolitan Government of Nashville-Davidson County Health
and Educational Facilities Board, Tennessee, Revenue Bonds,
Belmont University, Series 2023, (UB)
5.250 05/01/53 8,800,104
5,000,000 Metropolitan Government of Nashville-Davidson County Health
and Educational Facilities Board, Tennessee, Revenue Bonds,
Lipscomb University, Refunding & Improvement Series 2016A
5.000 10/01/45 5,026,668
3,975,000 (d) Metropolitan Government of Nashville-Davidson County Health
and Educational Facilities Board, Tennessee, Revenue Bonds,
Rocketship Education Project, Series 2017E
5.250 06/01/47 3,867,625
3,250,000 (d) Metropolitan Government of Nashville-Davidson County Health
and Educational Facilities Board, Tennessee, Revenue Bonds,
Rocketship Education Project, Series 2017E
5.375 06/01/52 3,170,201
8,415,000 (f) Metropolitan Government of Nashville-Davidson County Health
and Educational Facilities Board, Tennessee, Revenue Bonds,
Vanderbilt University Medical Center, Series 2016A, (UB)
5.000 07/01/46 8,491,446
8,500,000 (f) Metropolitan Nashville Airport Authority, Tennessee, Airport
Improvement Revenue Bonds, Series 2022B, (AMT), (UB)
5.250 07/01/47 8,982,795
4,000,000 (f) Metropolitan Nashville Airport Authority, Tennessee, Airport
Improvement Revenue Bonds, Series 2022B, (AMT), (UB)
5.000 07/01/52 4,127,132
8,625,000 Metropolitan Nashville Airport Authority, Tennessee, Airport
Revenue Bonds, Subordinate Series 2019B, (AMT)
5.000 07/01/54 8,819,816
6,500,000 (f) Metropolitan Nashville Airport Authority, Tennessee, Airport
Revenue Bonds, Subordinate Series 2019B, (AMT), (UB)
5.000 07/01/54 6,646,817
1,450,000 Shelby County Health, Educational and Housing Facility Board,
Tennessee, Fixed Rate Revenue Bonds, Trezevant Manor,
Refunding Series 2013A
5.375 09/01/41 1,288,036
1,710,000 (d) Shelby County Health, Educational, Housing, and Facility Board,
Tennessee, Student Housing Revenue Bonds, Madrone Memphis
Student Housing, I LLC - University of Memphis Project Series
2024A-1
5.250 06/01/56 1,723,819
5,000,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Social Series 2023-3A
5.350 07/01/48 5,149,267
1,500,000 (f) Tennessee Housing Development Agency, Residential Finance
Program Bonds, Social Series 2024-1A, (UB)
4.700 07/01/49 1,505,609
1,155,000 (f) Tennessee Housing Development Agency, Residential Finance
Program Bonds, Social Series 2024-1A, (UB)
4.800 07/01/54 1,160,240
7,400,000 (f) Tennessee Housing Development Agency, Residential Finance
Program Bonds, Tender Option Bond Trust Series 2023-XL0448,
(UB)
4.550 07/01/48 7,368,410
4,000,000 (f) Tennessee Housing Development Agency, Residential Finance
Program Bonds, Tender Option Bond Trust Series 2023-XL0448,
(UB)
4.700 07/01/53 4,016,271

Portfolio of Investments December 31, 2024
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TENNESSEE (continued)
$ 43,500,000 The Tennessee Energy Acquisition Corporation, Gas Revenue
Bonds, Series 2006B
5.625% 09/01/26 $ 44,734,617
11,415,000 (d),(e) Wilson County Health and Educational Facilities Board,
Tennessee, Senior Living Revenue Bonds, Rutland Place Inc.
Project, Series 2015A
4.400 01/01/46 7,419,749
TOTAL TENNESSEE 242,956,435
TEXAS - 9.7%
4,000,000 (d) Anna, Texas, Special Assessment Revenue Bonds, Hurricane
Creek Public Improvement District Area 1 Project, Series 2019
6.500 09/01/48 4,136,446
1,500,000 (d) Anna, Texas, Special Assessment Revenue Bonds, Hurricane
Creek Public Improvement District Area 2 Project, Series 2022
6.000 09/01/52 1,528,440
3,000,000 (d) Anna, Texas, Special Assessment Revenue Bonds, Hurricane
Creek Public Improvement District Major Improvement Area
Project, Series 2019
6.750 09/01/48 3,116,527
1,000,000 (d) Anna, Texas, Special Assessment Revenue Bonds, Meadow Vista
Public Improvement District Area 1 Project, Series 2024
5.750 09/15/54 1,000,744
200,000 (d) Anna, Texas, Special Assessment Revenue Bonds, Sherley Tract
Public Improvement District 2 Major Improvement Area Project,
Series 2021
4.500 09/15/31 190,810
525,000 (d) Anna, Texas, Special Assessment Revenue Bonds, Sherley Tract
Public Improvement District 2 Major Improvement Area Project,
Series 2021
5.000 09/15/51 510,436
1,191,000 (d) Anna, Texas, Special Assessment Revenue Bonds, The Woods
and Lindsey Place Public Improvement District Area 1 Project,
Series 2023
5.875 09/15/53 1,233,243
2,250,000 Anson Education Facilities Corporation, Texas, Education
Revenue Bonds, Arlington Classics Academy, Series 2016A
5.000 08/15/45 2,250,767
750,000 Argyle, Texas, Special Assessment Revenue Bonds, Highlands
of  Argyle Public Improvement District 1 Project, Series 2017
5.000 09/01/37 752,677
2,100,000 (d) Argyle, Texas, Special Assessment Revenue Bonds, Waterbrook
of  Argyle Public Improvement District Project, Series 2018
5.125 09/01/38 2,107,428
3,905,000 (d) Argyle, Texas, Special Assessment Revenue Bonds, Waterbrook
of  Argyle Public Improvement District Project, Series 2018
5.250 09/01/47 3,918,606
3,430,000 Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Legacy Traditional Schools - Texas
Project, Refunding Series 2021A
4.375 02/15/51 2,640,006
1,500,000 Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Legacy Traditional Schools - Texas
Project, Refunding Series 2021A
4.500 02/15/56 1,146,775
5,800,000 (d) Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Magellan International School, Series
2022
6.375 06/01/62 5,994,763
1,000,000 (d) ate, Rockwall County, Texas, Special Assessment Revenue Bonds,
Williamsburg Public Improvement District 1 Phase 3B, Series
2023
5.125 08/15/43 988,339
1,000,000 (d) ate, Rockwall County, Texas, Special Assessment Revenue Bonds,
Williamsburg Public Improvement District 1 Phase 3B, Series
2023
5.375 08/15/53 989,489
1,750,000 (d) Aubrey Public Improvement District 1, Denton County, Texas,
Special Assessment Revenue Bonds, Series 2023
6.000 09/01/53 1,781,688
1,000,000 (d) Aubrey, Denton County, Texas, Special Assessment Revenue
Bonds, Jackson Ridge Public Improvement District Phase 3B
Project, Series 2022
6.000 09/01/45 1,058,924
3,800,000 (d) Aubrey, Denton County, Texas, Special Assessment Revenue
Bonds, Winn Ridge South Public Improvement District Project,
Series 2017
6.200 09/01/47 3,900,457
20,915,000 (f) Austin Community College District, Texas, General Obligation
Bonds, Limited Tax Series 2023, (UB)
5.250 08/01/53 22,554,081
5,000,000 Austin, Texas, Airport System Revenue Bonds, Series 2022, (AMT) 5.250 11/15/47 5,305,845
20,000,000 (f) Austin, Texas, Electric Utility System Revenue Bonds, Refunding &
Improvement Series 2023, (UB)
5.250 11/15/53 21,688,056

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 3,825,000 Austin, Travis, Williamson and Hays Counties, Texas, Special
Assessment Revenue Bonds, Estancia Hill Country Public
Improvement District, Series 2013
6.000% 11/01/28 $ 3,827,006
1,500,000 (d) Austin, Travis, Williamson and Hays Counties, Texas, Special
Assessment Revenue Bonds, Whisper Valley Public Improvement
District Improvement Area 2, Series 2022
5.500 11/01/51 1,532,906
3,000,000 (d) Bee Cave, Travis County, Texas, Special Assessment Revenue
Bonds, Backyard Public Improvement District Project, Series 2021
5.250 09/01/51 2,854,477
12,175,000 (f) Bexar County Hospital District, Texas, Certificates of Obligation,
Series 2022, (UB)
4.250 02/15/52 11,984,480
24,500,000 (f) Bexar County Hospital District, Texas, Certificates of Obligation,
Series 2023, (UB)
4.250 02/15/53 24,120,544
5,870,000 Bonham Independent School District, Fannin County, Texas,
General Obligation Bonds, School Building Series 2023
4.000 02/15/49 5,591,685
1,410,000 (d) Boyd Public Improvement District 1, Texas, Special Assessment
Revenue Bonds, Improvement Area 1 Project Series 2024
5.500 09/15/53 1,428,864
1,635,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Cambridge
Crossing Public Improvement District Phase 1 Project, Series
2018
5.125 09/01/38 1,640,783
4,135,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Cambridge
Crossing Public Improvement District Phase 1 Project, Series
2018
5.250 09/01/47 4,152,146
4,230,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Cambridge
Crossing Public Improvement District Phases 2-7 Major
Improvement Project, Series 2018
5.500 09/01/38 4,297,433
7,480,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Cambridge
Crossing Public Improvement District Phases 2-7 Major
Improvement Project, Series 2018
5.625 09/01/48 7,590,394
1,000,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Chalk Hill
Public Improvement District  2 Phase 2 & 3 Direct Improvement
Project, Series 2023
6.000 09/01/53 1,012,027
5,520,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Columns
Public Improvement District Project, Series 2018
6.250 09/01/48 5,659,741
5,000,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Creeks of
Legacy Public Improvement District Phase 2 Project, Series 2018
5.625 09/01/48 5,022,497
2,500,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Cross Creek
Meadows Public Improvement District, Improvement Area 1
District Series 2023
5.500 09/01/53 2,520,657
350,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Edgewood
Creek Public Improvement District Phase 2-3 Major Improvement
Project, Series 2021
5.250 09/01/41 349,991
640,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Edgewood
Creek Public Improvement District Phase 2-3 Major Improvement
Project, Series 2021
5.500 09/01/50 643,311
995,000 Celina, Texas, Special Assessment Revenue Bonds, Glen Crossing
Public Improvement District Phase 1 Project, Series 2016
5.250 09/01/46 995,125
325,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Glen Crossing
Public Improvement District Phase 1B, Series 2018
5.375 09/01/38 329,054
408,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Glen Crossing
Public Improvement District Phase 1B, Series 2018
5.500 09/01/46 412,990
1,111,000 Celina, Texas, Special Assessment Revenue Bonds, Glen Crossing
Public Improvement District Project, Series 2018
5.625 09/01/38 1,134,050
1,625,000 Celina, Texas, Special Assessment Revenue Bonds, Lakes at
Mustang Ranch Public Improvement District Phase 2-9 Major
improvement Project, Series 2015
6.000 09/01/30 1,633,404
7,070,000 Celina, Texas, Special Assessment Revenue Bonds, Lakes at
Mustang Ranch Public Improvement District Phase 2-9 Major
improvement Project, Series 2015
6.250 09/01/40 7,115,816
1,250,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Mosaic Public
Improvement District Improvement Area 2 Project Series 2024
5.500 09/01/54 1,265,824
1,825,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Mosaic Public
Improvement District Phase 1 Project, Series 2023
5.500 09/01/53 1,857,785
500,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Mosaic Public
Improvement District Phase 1B Project, Series 2024
5.375 09/01/53 502,978

Portfolio of Investments December 31, 2024
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 1,000,000 Celina, Texas, Special Assessment Revenue Bonds, North Sky
Public Improvement District Improvement Area 1 Project, Series
2023
5.375% 09/01/43 $ 1,012,320
1,200,000 Celina, Texas, Special Assessment Revenue Bonds, North Sky
Public Improvement District Improvement Area 1 Project, Series
2023
5.625 09/01/52 1,217,576
550,000 Celina, Texas, Special Assessment Revenue Bonds, North Sky
Public Improvement District Improvement Area 1B Project, Series
2024
5.250 09/01/52 549,177
3,115,000 Celina, Texas, Special Assessment Revenue Bonds, Ownsby
Farms Public Improvement District Phase 1 Project, Series 2017
6.125 09/01/46 3,178,783
1,245,000 Celina, Texas, Special Assessment Revenue Bonds, Ownsby
Farms Public Improvement District Phase 2 Major Improvement
Project, Series 2017
6.125 09/01/46 1,262,779
1,100,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Parvin Public
Improvement District Project, Series 2023
6.750 09/01/53 1,117,269
3,500,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields
II Public Improvement District Neighborhood Improvement Area
5 Project, Series 2022
4.000 09/01/51 2,857,578
2,000,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Ten Mile
Creek Public Improvement District Major Improvement Area
Project, Series 2023
5.750 09/01/52 2,039,472
1,140,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Wells North
Public Improvement District Neighborhood Improvement Area 1
Project, Series 2016
5.000 09/01/36 1,142,521
1,645,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Wells North
Public Improvement District Neighborhood Improvement Area 1
Project, Series 2016
5.250 09/01/46 1,645,012
500,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Wells South
Public Improvement District Neighborhood Improvement Area 5
Project, Series 2022
5.500 09/01/42 514,670
1,500,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Wells South
Public Improvement District Neighborhood Improvement Area
6-7 Project, Series 2024
5.750 09/01/54 1,542,356
9,295,000 (f) Chamber County, Texas, Combination Tax and Revenue
Certificates of Obligation, Series 2023, (UB)
4.000 03/01/53 8,604,743
14,850,000 (f) Chapel Hill Independent School District, Smith County, Texas,
General Obligation Bonds, School Building Series 2023, (UB)
4.000 02/15/53 14,156,885
3,000,000 (d) City of Midlothian, Texas, Westside Preserve Public Improvement
District Improvement Area #1 Project Special Assessment
Revenue Bonds Series 2022
5.375 09/15/52 2,975,999
1,500,000 (d) City Of Midlothian, Texas, Westside Preserve Public Improvement
Major Improvement Area Project Special Assessment Revenue
Bonds Series 2022
6.125 09/15/52 1,526,935
1,835,000 City of Shenandoah, Montgomery County, Texas, Special
Assessment Revenue Bonds, Metropark Public Improvement
District, Series 2018
5.600 09/01/38 1,864,189
2,940,000 City of Shenandoah, Montgomery County, Texas, Special
Assessment Revenue Bonds, Metropark Public Improvement
District, Series 2018
5.700 09/01/47 2,980,193
1,335,000 Club Municipal Management District 1, Texas, Special
Assessment Revenue Bonds, Improvement Area 1 Project, Series
2016
6.250 09/01/35 1,363,596
3,115,000 Club Municipal Management District 1, Texas, Special
Assessment Revenue Bonds, Improvement Area 1 Project, Series
2016
6.500 09/01/46 3,180,100
1,500,000 (d) Club Municipal Management District 1, Texas, Special
Assessment Revenue Bonds, Improvement Area 3 Project, Series
2024
5.375 09/01/55 1,476,359
1,300,000 Comal County, Texas, Special Assessment Revenue Bonds,
Crossings Public Improvement District, Series 2017
5.000 09/01/46 1,273,423
1,640,000 Conroe Local Government Corporation, Texas, Hotel Revenue
Bonds, Conroe Convention Center Hotel, First-Lien Series 2021A
4.000 10/01/50 1,308,841

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 1,000,000 (d) Corpus Christi, Nueces, Aransas, San Patricio, ad Kleberg
Counties, Texas, Special Assessment Revenue Bonds, Whitecap
Public Improvement District 1 Improvement Area 1 Project Series
2024
6.500% 09/15/54 $ 1,009,444
8,000,000 (f) Corpus Christi, Texas, Utility System Revenue Bonds, Refunding &
Improvement Senior Lien Series 2024, (UB)
4.250 07/15/54 7,711,338
22,620,000 (f) Corpus Christi, Texas, Utility System Revenue Bonds, Senior Lien
Improvement Refunding Series 2023, (UB)
4.125 07/15/53 22,209,592
750,000 (d) Crandall, Kaufman County, Texas, Special Assessment Revenue
Bonds, Cartwright Ranch Public Improvement District Major
Improvement Area Project, Series 2021
5.000 09/15/41 735,668
1,000,000 (d) Crandall, Kaufman County, Texas, Special Assessment Revenue
Bonds, Cartwright Ranch Public Improvement District Major
Improvement Area Project, Series 2021
5.250 09/15/51 984,022
4,165,000 (d) Crandall, Kaufman County, Texas, Special Assessment Revenue
Bonds, River Ridge Public Improvement District Improvement
Area 1 Project, Series 2022
6.125 09/15/52 4,350,016
1,000,000 (d) Crandall, Kaufman County, Texas, Special Assessment Revenue
Bonds, River Ridge Public Improvement District Single Family
Residential, Major Improvement Area Project, Series 2022
6.750 09/15/52 1,058,194
6,000,000 (f) Crowley Independent School District, Tarrant and Johnson
Counties, Texas, General Obligation Bonds, School Building
Series 2023, (UB)
4.250 02/01/53 6,001,193
10,215,000 Crowley Independent School District, Tarrant and Johnson
Counties, Texas, General Obligation Bonds, School Building
Series 2023
5.250 02/01/53 11,076,068
10,000,000 (f) Crowley Independent School District, Tarrant and Johnson
Counties, Texas, General Obligation Bonds, School Building
Series 2023, (UB)
5.250 02/01/53 10,842,945
10,910,000 (f) Crowley Independent School District, Tarrant and Johnson
Counties, Texas, General Obligation Bonds, School Building
Series 2024, (UB)
4.250 02/01/54 10,864,597
3,250,000 (d) Denton County, Texas, Special Assessment Revenue Bonds,
Tabor Ranch Public Improvement District Improvement Area 1
Project, Senior Lien Series 2024A
5.625 12/31/54 3,223,844
2,180,000 (d) Denton County, Texas, Special Assessment Revenue Bonds,
Tabor Ranch Public Improvement District Major Improvement
Area Project, Series 2024
6.250 12/31/54 2,156,353
5,000,000 Denton Independent School District, Denton County, Texas,
General Obligation Bonds, School Building Series 2023
5.000 08/15/53 5,318,389
1,600,000 (d) Dorchester, Texas, Special Assessment Revenue Bonds,
Cottonwood Public Improvement District Improvement Area 1
Project Series 2024
6.250 09/15/54 1,558,483
4,350,000 East Fort Bend County Development Authority, Texas, Contract
Revenue Bonds, Water Sewer and Drain Facilities, Series 2022
5.000 09/01/43 4,125,483
1,000,000 Edinburg Economic Development Corporation, Texas, Sales Tax
Revenue Bonds, Series 2021A
3.375 08/15/46 699,871
3,985,000 (d) Fate City, Rockwall County, Texas, Special Assessment Revenue
Bonds, Williamsburg East Public Improvement District
Improvement Area 2 Project, Series 2022
6.000 08/15/52 4,085,200
2,715,000 Friendswood, Harris and Galveston Counties, Texas, Special
Assessment Revenue Bonds, City Center Public Improvement
District, Initial Major Improvements Project Series 2024
7.000 09/15/54 2,715,301
6,060,000 (f) Greater Texoma Utility Authority, Texas, Contract Revenue Bonds,
City of Sherman Project Series 2023A - BAM Insured, (UB)
4.375 10/01/53 6,030,411
13,000,000 (f) Harris County Cultural Education Facilities Finance Corporation,
Texas, Hospital Revenue Bonds, Memorial Hermann Health
System, Series 2022A, (UB)
4.125 07/01/52 12,350,018
10,000,000 (f) Harris County Cultural Education Facilities Finance Corporation,
Texas, Hospital Revenue Bonds, Memorial Hermann Health
System, Series 2022A, (UB)
5.000 07/01/52 10,407,671
7,400,000 (f) Harris County Cultural Education Facilities Finance Corporation,
Texas, Revenue Bonds, Houston Methodist Hospital System,
Series 2015, (UB)
4.000 12/01/45 6,996,692

Portfolio of Investments December 31, 2024
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 5,405,000 (f) Harris County, Texas, General Obligation Bonds, Refunding Road
Series 2023A, (UB)
4.250% 09/15/48 $ 5,421,682
10,950,000 (f) Harris County, Texas, Toll Road Revenue Bonds, Refunding First
Lien Series 2021A, (UB)
4.000 08/15/50 10,419,082
600,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Capital Appreciation Refunding Senior Lien Series 2014A - AGM
Insured
0.000 11/15/53 141,610
520,000 (h) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H, (ETM)
0.000 11/15/26 487,149
355,000 (h) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H, (ETM)
0.000 11/15/27 321,062
480,000 (h) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured, (ETM)
0.000 11/15/28 418,981
125,000 (h) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured, (ETM)
0.000 11/15/29 105,260
1,910,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured
0.000 11/15/32 1,331,695
2,075,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured
0.000 11/15/34 1,264,587
35,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H
0.000 11/15/35 19,935
3,390,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured
0.000 11/15/36 1,806,207
770,000 (h) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H, (Pre-refunded 11/15/31) - NPFG
Insured
0.000 11/15/36 443,513
1,045,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured
0.000 11/15/37 520,186
480,000 (h) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H, (Pre-refunded 11/15/31) - NPFG
Insured
0.000 11/15/37 259,822
1,620,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured
0.000 11/15/38 753,567
310,000 (h) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H, (Pre-refunded 11/15/31) - NPFG
Insured
0.000 11/15/38 157,664
790,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured
0.000 11/15/39 343,123
340,000 (h) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H, (Pre-refunded 11/15/31) - NPFG
Insured
0.000 11/15/39 162,443
2,180,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured
0.000 11/15/40 883,963
3,120,000 (h) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H, (Pre-refunded 11/15/31) - NPFG
Insured
0.000 11/15/40 1,400,048
14,010,000 (h) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H, (Pre-refunded 11/15/31) - NPFG
Insured
0.000 11/15/41 5,903,493
2,940,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured
0.000 11/15/41 1,115,094
1,840,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Senior Lien Series 2001G - NPFG Insured
0.000 11/15/41 711,578
1,180,000 Harris County-Houston Sports Authority, Texas, Special Revenue
Bonds, Refunding Senior Lien Series 2001A - NPFG Insured
0.000 11/15/34 725,429
26,165,000 Harris County-Houston Sports Authority, Texas, Special Revenue
Bonds, Refunding Senior Lien Series 2001A - NPFG Insured
0.000 11/15/38 12,332,525
8,805,000 Harris County-Houston Sports Authority, Texas, Special Revenue
Bonds, Refunding Senior Lien Series 2001A - NPFG Insured
0.000 11/15/40 3,628,903
7,445,000 Hays County, Texas, Special Assessment Revenue Bonds, La Cima
Public Improvement District Major Public Improvement Project,
Series 2015
7.000 09/15/45 7,481,183
5,890,000 Heart of Texas Education Finance Corporation, Texas, Gateway
Charter Academy, Series 2006A
6.000 02/15/36 5,891,805

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 1,220,000 (d) Heritage Public Improvement District 1, Dripping Springs, Texas,
Special Assessment Revenue Bonds, Series 2023
5.500% 09/01/53 $ 1,234,937
1,000,000 (d) Heritage Public Improvement District 2, Dripping Springs, Texas,
Special Assessment Revenue Bonds, Series 2023
5.250 09/01/54 962,763
7,560,000 Hidalgo County Regional Mobility Authority, Texas, Toll and
Vehicle Registration Fee Revenue Bonds, Senior Lien Series
2022A
0.000 12/01/53 1,633,417
5,000,000 Hidalgo County Regional Mobility Authority, Texas, Toll and
Vehicle Registration Fee Revenue Bonds, Senior Lien Series
2022A
0.000 12/01/54 1,021,565
12,500,000 Hidalgo County Regional Mobility Authority, Texas, Toll and
Vehicle Registration Fee Revenue Bonds, Senior Lien Series
2022A
0.000 12/01/55 2,407,328
5,000,000 Houston, Texas, Airport System Revenue Bonds, Refunding
Subordinate Lien Series 2021A, (AMT)
4.000 07/01/46 4,698,169
31,000,000 (f) Houston, Texas, Airport System Revenue Bonds, Refunding
Subordinate Lien Series 2023A - AGM Insured, (AMT), (UB)
5.250 07/01/53 32,706,547
3,105,000 Houston, Texas, Airport System Special Facilities Revenue Bonds,
United Airlines, Inc. Terminal Improvements Project, Series
2024B, (AMT)
5.500 07/15/39 3,279,422
750,000 (d) Huntsville, Walker County, Texas, Special Assessment Revenue
Bonds, The Reserves of Huntsville Public Improvement District
Series 2024
5.625 09/15/54 754,523
1,075,000 (d) Hutto, Williams County Texas, Special Assessment Revenue
Bonds, Emory Crossing, Public Improvement Area 2 Project
Series 2023
5.625 09/01/58 1,096,055
2,000,000 (d) Joshua Farms Municipal Management District 1, Johnson
County, Texas, Special Assessment Revenue Bonds, Improvement
Areas 1-2 Project Series 2023
5.500 09/01/53 2,012,213
1,105,000 (d) Justin, Denton County, Texas, Special Assessment Revenue
Bonds, Timberbrook Public Improvement District 1 Improvement
Area 1 Project, Series 2018
5.375 09/01/38 1,120,259
1,930,000 (d) Justin, Denton County, Texas, Special Assessment Revenue
Bonds, Timberbrook Public Improvement District 1 Improvement
Area 1 Project, Series 2018
5.125 09/01/47 1,947,993
1,680,000 (d) Justin, Denton County, Texas, Special Assessment Revenue
Bonds, Timberbrook Public Improvement District 1 Improvement
Area 1 Project, Series 2018
5.500 09/01/47 1,696,921
1,500,000 Kaufman,Texas, Special Assessment Revenue Bonds, Kaufman
Public Improvement District 1 Phase 2A-2B Project, Series 2021
6.000 09/15/52 1,544,482
2,000,000 (d) Kyle, Texas, Special Assessment Revenue Bonds, 6 Creeks Public
Improvement District Improvement Area 4 Project, Series 2023
5.250 09/01/43 2,038,120
1,500,000 (d) Kyle, Texas, Special Assessment Revenue Bonds, 6 Creeks Public
Improvement District Improvement Area 4 Project, Series 2023
5.500 09/01/47 1,537,027
1,835,000 (d) Kyle, Texas, Special Assessment Revenue Bonds, Limestone
Creek Public Improvement District Improvement Area 1 Project,
Series 2023
5.750 09/01/53 1,857,517
1,125,000 (d) Kyle, Texas, Special Assessment Revenue Bonds, Limestone
Creek Public Improvement District Improvement Area 1 Project,
Series 2024B
5.750 09/01/53 1,135,726
830,000 (d) Kyle, Texas, Special Assessment Revenue Bonds, Plum Creek
North Public Improvement District Major Improvement Area 2
Project, Series 2024
5.375 09/01/54 836,642
2,295,000 (d) Kyle, Texas, Special Assessment Revenue Bonds, Porter County
Public Improvement District Improvement Area 1 Project, Series
2023
6.000 09/01/53 2,318,190
2,000,000 Kyle, Texas, Special Assessment Revenue Bonds, Southwest Kyle
Public Improvement District, Series 2022
5.000 09/01/42 1,951,138
2,500,000 (d) Lago Vista, Travis County, Texas, Special Assessment Revenue
Bonds, Tessera on Lake Travis Public Improvement District Major
Improvement Area Project, Series 2020B
4.875 09/01/50 2,336,747
9,735,000 (f) Lamar Consolidated Independent School District, Fort Bend
County, Texas, General Obligation Bonds, Schoolhouse Series
2023, (UB)
4.000 02/15/53 9,313,316

Portfolio of Investments December 31, 2024
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 26,240,000 (f) Lamar Consolidated Independent School District, Fort Bend
County, Texas, General Obligation Bonds, Schoolhouse Series
2023A - BAM Insured, (UB)
5.000% 02/15/58 $ 27,797,877
500,000 (d) Lavon, Texas, Special Assessment Revenue Bonds, Elevon Public
Improvement District Improvement Area 1 Project, Series 2024
5.375 09/15/52 506,386
2,700,000 (d) Lavon, Texas, Special Assessment Revenue Bonds, Lakepointe
Public Improvement District Areas 2-3 Project, Series 2022
6.125 09/15/52 2,844,256
1,270,000 (d) Lavon, Texas, Special Assessment Revenue Bonds, Lakepointe
Public Improvement District Major Improvement Area Project,
Series 2019
5.000 09/15/49 1,200,145
2,700,000 (d) Leander, Texas, Special Assessment Revenue Bonds, Crystal
Springs Public Improvement District Project, Series 2018
5.300 09/01/48 2,697,908
1,090,000 (d) Leander, Texas, Special Assessment Revenue Bonds, Deerbrooke
Public Improvement District Northern Improvement Area Major
Improvement Project, Series 2017
5.375 09/01/47 1,093,054
3,855,000 (d) Leander, Texas, Special Assessment Revenue Bonds, Deerbrooke
Public Improvement District Southern Improvement Area Project,
Series 2017
5.000 09/01/47 3,672,801
205,000 (d) Liberty Hill, Williamson County, Texas, Special Assessment
Revenue Bonds, Liberty Parke Public Improvement District Master
Improvement Area Project, Series 2017
5.125 09/01/27 207,972
2,150,000 (d) Liberty Hill, Williamson County, Texas, Special Assessment
Revenue Bonds, Liberty Parke Public Improvement District Master
Improvement Area Project, Series 2017
6.000 09/01/46 2,194,919
1,000,000 (d) Liberty Hill, Williamson County, Texas, Special Assessment
Revenue Bonds, Liberty Parke Public Improvement District
Neighborhood Improvement Area 1 Project, Series 2017
5.375 09/01/46 1,005,094
3,000,000 (d) Little Elm, Denton County, Texas, Special Assessment Revenue
Bonds, Valencia Public Improvement District 2 Project, Series
2022
6.875 09/01/52 3,157,213
11,590,000 (d) Little Elm, Denton County, Texas, Special Assessment Revenue
Bonds, Valencia Public Improvement District Improvement Area 2
Project, Refunding & Improvement Series 2018
5.750 09/01/48 11,820,437
6,255,000 (d) Little Elm, Texas, Special Assessment Revenue Bonds, Valencia
Public Improvement District Phase I, Refunding & Improvement
Series 2018
5.250 09/01/44 6,287,250
5,400,000 (d) Little Elm,Texas, Special Assessment Revenue Bonds, Hillstone
Pointe Public Improvement District 2 Phase 1-1A Project, Series
2017
6.000 09/01/47 5,544,577
723,000 (d) Little Elm,Texas, Special Assessment Revenue Bonds, Hillstone
Pointe Public Improvement District 2 Phase 2-3 Project, Series
2018
5.750 09/01/38 741,720
1,350,000 (d) Little Elm,Texas, Special Assessment Revenue Bonds, Hillstone
Pointe Public Improvement District 2 Phase 2-3 Project, Series
2018
5.875 09/01/47 1,384,808
1,500,000 (d) Little Elm,Texas, Special Assessment Revenue Bonds, Lakeside
Estates Public Improvement District 2 Project, Series 2017
5.000 09/01/47 1,491,400
125,000 (d) Little Elm,Texas, Special Assessment Revenue Bonds, Valencia
Public Improvement District Major Improvement Area Project,
Refunding Series 2018
0.000 09/01/25 121,046
6,425,000 (d) Little Elm,Texas, Special Assessment Revenue Bonds, Valencia
Public Improvement District Major Improvement Area Project,
Refunding Series 2018
6.750 09/01/48 6,522,742
600,000 (d) Manor, Texas, Special Assessment Revenue Bonds, Lagos Public
Improvement District Major Improvement Area Project, Series
2020
4.500 09/15/40 565,542
600,000 (d) Manor, Texas, Special Assessment Revenue Bonds, Lagos Public
Improvement District Major Improvement Area Project, Series
2020
4.625 09/15/49 551,070
1,435,000 (d) Manor, Texas, Special Assessment Revenue Bonds, Manor
Heights Public Improvement District Improvement Area 1-2
Project, Series 2021
4.000 09/15/51 1,160,763

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 1,000,000 (d) Manor, Texas, Special Assessment Revenue Bonds, Manor
Heights Public Improvement District, Improvement Area 3, Series
2023
5.500% 09/15/53 $ 1,008,323
700,000 (d) Manor, Texas, Special Assessment Revenue Bonds, Manor
Heights Public Improvement District, Improvement Area 4, Series
2024
5.625 09/15/54 711,240
1,755,000 (d) Marble Falls, Burnet County, Texas, Special Assessment Revenue
Bonds, Gregg Ranch Public Improvement District Major
Improvement Area Project, Series 2019
5.750 09/01/49 1,768,074
1,500,000 (d) Marble Falls, Burnet County, Texas, Special Assessment Revenue
Bonds, Thunder Rock Public Improvement District Improvement
Area 2A Project, Series 2024
6.625 09/01/54 1,472,973
1,000,000 (d) Marble Falls, Burnet County, Texas, Special Assessment Revenue
Bonds, Thunder Rock Public Improvement District Major
Improvement Area Project, Series 2021
5.125 09/01/51 929,078
1,250,000 (d) Marble Falls, Burnet County, Texas, Special Assessment Revenue
Bonds, Thunder Rock Public Improvement District Remainder
Area Project, Series 2024
7.625 09/01/54 1,235,239
785,000 (d) Medina County, Texas, Special Assessment Revenue Bonds,
Woodlands Public Improvement District Major Improvement
Areas 1, Series 2021
5.250 09/01/41 744,900
1,160,000 (d) Medina County, Texas, Special Assessment Revenue Bonds,
Woodlands Public Improvement District Major Improvement
Areas 1, Series 2021
5.500 09/01/50 1,114,469
15,000,000 (f) Medina Valley Independent School District, Medina County,
Texas, General Obligation Bonds, School Building Series 2023,
(UB)
4.000 02/15/53 14,299,884
850,000 (d) Mesquite, Texas, Special Assessment Bonds, Heartland Town
Center Public Improvement District Phase 1 Project, Series 2018
5.250 09/01/38 858,503
1,595,000 (d) Mesquite, Texas, Special Assessment Bonds, Heartland Town
Center Public Improvement District Phase 1 Project, Series 2018
5.375 09/01/48 1,603,807
1,000,000 (d) Mesquite, Texas, Special Assessment Bonds, Heartland Town
Center Public Improvement District Phase 2 Major Improvement
Project, Series 2023
5.125 09/01/52 989,019
1,000,000 (d) Mesquite, Texas, Special Assessment Bonds, Iron Horse Public
Improvement District Project, Series 2019
5.750 09/15/39 1,012,548
2,300,000 (d) Mesquite, Texas, Special Assessment Bonds, Iron Horse Public
Improvement District Project, Series 2019
6.000 09/15/49 2,353,027
1,210,000 (d) Mesquite, Texas, Special Assessment Bonds, Solterra Public
Improvement District Improvement Area C-1 Projects, Series
2023
5.625 09/01/53 1,237,087
1,100,000 (d) Mesquite, Texas, Special Assessment Revenue Bonds, Solterra
Public Improvement District Area C-1 Projects, Series 2023
5.625 09/01/53 1,126,160
605,000 (d) Mesquite, Texas, Special Assessment Revenue Bonds, Solterra
Public Improvement District Area C-3 Projects, Series 2024
5.250 09/01/53 592,811
4,250,000 (d) Mesquite, Texas, Special Assessment Revenue Bonds, Solterra
Public Improvement District Improvement Area A-1 Projects,
Series 2023
5.750 09/01/53 4,387,624
1,750,000 (d) Midlothian, Texas, Special Assessment Revenue Bonds, Redden
Farms Public Improvement District Improvement Areas 1-2
Project, Series 2021
4.125 09/15/51 1,425,088
4,235,000 Montgomery County Municipal Utility District 132, Texas, General
Obligation Bonds, Road Series 2023 - AGM Insured
4.000 09/01/47 3,827,491
1,000,000 (d) New Braunfels, Comal and Guadalupe Counties, Texas, Special
Assessment Revenue Bonds, Solms Landing Public Improvement
District Improvement Area 1 Project, Series 2021
4.500 09/01/41 891,821
1,000,000 (d) New Braunfels, Comal and Guadalupe Counties, Texas, Special
Assessment Revenue Bonds, Solms Landing Public Improvement
District Improvement Area 1 Project, Series 2021
4.750 09/01/51 880,193
1,595,000 (d) New Hope Cultural Education Facilities Finance Corporation,
Texas, Education Revenue Bonds, Beta Academy, Series 2018A
5.625 08/15/39 1,595,846
3,340,000 (d) New Hope Cultural Education Facilities Finance Corporation,
Texas, Education Revenue Bonds, Beta Academy, Series 2018A
5.750 08/15/49 3,340,918

Portfolio of Investments December 31, 2024
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 780,000 (e) New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Buckingham Senior
Living Community, Inc. Project, Series 2021A-1
7.500% 11/15/37 $ 624,489
5,050,000 (e) New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Buckingham Senior
Living Community, Inc. Project, Series 2021A-2
7.500 11/15/36 4,162,929
22,395,672 (e) New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Buckingham Senior
Living Community, Inc. Project, Series 2021B
5.625 11/15/61 8,157,695
4,305,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Legacy Midtown Park
Project, Series 2018A
5.500 07/01/54 3,187,826
670,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Methodist Retirement
Communites Senior Living Langford Project, Series 2016
5.375 11/15/36 606,710
1,000,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Methodist Retirement
Communites Senior Living Langford Project, Series 2016
5.500 11/15/46 843,036
2,000,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Methodist Retirement
Communites Senior Living Langford Project, Series 2016
5.500 11/15/52 1,630,074
4,000,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Senior Living Revenue Bonds, Sanctuary LTC LLC Project,
Series 2021A-1
5.250 01/01/42 3,929,438
51,755,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Senior Living Revenue Bonds, Sanctuary LTC LLC Project,
Series 2021A-1
5.500 01/01/57 49,652,645
4,055,000 (e) New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, NCCD - College Station
Properties LLC - Texas A&M University Project,  Series 2015A
5.000 07/01/24 4,055,000
4,000,000 (e) New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, NCCD - College Station
Properties LLC - Texas A&M University Project,  Series 2015A
5.000 07/01/25 4,000,000
10,500,000 (e) New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, NCCD - College Station
Properties LLC - Texas A&M University Project,  Series 2015A
5.000 07/01/30 10,500,000
29,800,000 (e) New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, NCCD - College Station
Properties LLC - Texas A&M University Project,  Series 2015A
5.000 07/01/35 29,800,000
141,700,000 (e) New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, NCCD - College Station
Properties LLC - Texas A&M University Project,  Series 2015A
5.000 07/01/47 141,700,000
3,445,000 North East Regional Mobility Authority, Texas, Revenue Bonds,
Subordinate Lien Series 2016B
5.000 01/01/46 3,461,322
9,530,000 (f) North Fort Bend Water Authority, Texas, Water System Revenue
Bonds, Refunding  Series 2019A, (UB)
4.000 12/15/58 8,535,610
17,310,000 (f) North Fort Bend Water Authority, Texas, Water System Revenue
Bonds, Refunding  Series 2019A - BAM Insured, (UB)
4.000 12/15/58 15,651,905
1,165,000 (d) North Parkway Municipal Management District 1, Celina, Texas,
Contract Revenue Bonds, Legacy Hills Public Improvement
District Phase 1A-1B Improvements, Series 2021
4.250 09/15/51 1,010,260
670,000 (d) North Richland Hills, Texas, Special Assessment Revenue Bonds,
City Point Public Improvement District Zone A Project, Series
2019
5.625 09/01/40 673,315
658,000 (d) North Richland Hills, Texas, Special Assessment Revenue Bonds,
City Point Public Improvement District Zone B Project, Series
2019
5.250 09/01/40 661,780
923,000 (d) North Richland Hills, Texas, Special Assessment Revenue Bonds,
City Point Public Improvement District Zone B Project, Series
2019
5.375 09/01/50 926,499
10,000,000 (f) Northwest Independent School District, Denton, Tarrant and
Wise Counties, Texas, General Obligation Bonds, School Building
Series 2023, (UB)
4.000 02/15/48 9,594,029

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 1,000,000 (d) Oak Point, Denton County, Texas, Special Assessment Revenue
Bonds, Oak Point 720 Public Improvement District Improvement
Area 1 Project, Series 2024
5.625% 09/15/54 $ 988,333
5,085,000 Pflugerville, Texas, Certificates of Obligation, Combination Tax
and Revenue Series 2023
4.000 08/01/49 4,839,715
25,000,000 (f) Pflugerville, Travis and Williamson Counties, Texas, General
Obligation Bonds, Combination Tax and Revenue Series 2023A,
(UB)
4.125 08/01/53 23,985,358
20,710,000 (f) Pflugerville, Travis and Williamson Counties, Texas, General
Obligation Bonds, Limited Tax Series 2023 - BAM Insured, (UB)
5.000 08/01/53 21,829,255
350,000 (d) Pilot Point, Texas, Special Assessment Revenue Bonds, Creekview
Public Improvement District Zone A Improvement Area 1 Project,
Series 2022
5.250 09/15/32 354,654
800,000 (d) Pilot Point, Texas, Special Assessment Revenue Bonds, Creekview
Public Improvement District Zone A Improvement Area 1 Project,
Series 2022
5.500 09/15/42 805,176
1,250,000 (d) Pilot Point, Texas, Special Assessment Revenue Bonds, Creekview
Public Improvement District Zone A Improvement Area 1 Project,
Series 2022
5.625 09/15/52 1,261,106
300,000 (d) Pilot Point, Texas, Special Assessment Revenue Bonds, Creekview
Public Improvement District Zone B Improvement Area 1 Project,
Series 2022
5.250 09/15/32 303,987
750,000 (d) Pilot Point, Texas, Special Assessment Revenue Bonds, Creekview
Public Improvement District Zone B Improvement Area 1 Project,
Series 2022
5.500 09/15/42 754,853
1,000,000 (d) Pilot Point, Texas, Special Assessment Revenue Bonds, Creekview
Public Improvement District Zone B Improvement Area 1 Project,
Series 2022
5.625 09/15/52 1,008,885
3,000,000 (d) Pilot Point, Texas, Special Assessment Revenue Bonds, Mobberly
Public Improvement District Improvement Area 1 Project, Series
2022
5.500 09/15/48 3,025,043
4,900,000 (d) Pilot Point, Texas, Special Assessment Revenue Bonds, Mobberly
Public Improvement District Improvement Area 2 Project, Series
2022
6.000 09/15/52 5,026,774
1,952,000 (d) Pilot Point, Texas, Special Assessment Revenue Bonds, Mobberly
Public Improvement District Major Improvement Area Project,
Series 2022
6.500 09/15/52 2,016,063
4,187,000 (d) Plano, Collin and Denton Counties, Texas, Special Assessment
Revenue Bonds, Collin Creek East Public Improvement District
Project, Series 2021
4.375 09/15/51 3,458,928
3,440,000 (d) Port Beaumont Navigation District, Jefferson County, Texas, Dock
and Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy
Project, Series 2020, (AMT)
4.000 01/01/50 2,878,835
9,000,000 (d) Port Beaumont Navigation District, Jefferson County, Texas, Dock
and Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy
Project, Series 2021A, (AMT)
3.000 01/01/50 6,277,009
2,000,000 (d) Port Beaumont Navigation District, Jefferson County, Texas, Dock
and Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy
Project, Series 2024A, (AMT)
5.125 01/01/44 2,036,795
2,000,000 (d) Port Beaumont Navigation District, Jefferson County, Texas, Dock
and Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy
Project, Series 2024A, (AMT)
5.250 01/01/54 2,040,228
12,750,000 (f) Port of Houston Authority, Harris County, Texas, General
Obligation Bonds, First Lien Series 2021, (UB)
4.000 10/01/46 12,173,198
20,000,000 (f) Port of Houston Authority, Harris County, Texas, General
Obligation Bonds, First Lien Series 2021, (UB)
5.000 10/01/51 20,931,224
14,075,000 (f) Port of Houston Authority, Harris County, Texas, Revenue Bonds,
First Lien Series 2023, (UB)
5.000 10/01/53 14,833,970
1,105,000 (d) Princeton, Collin County, Texas, Special Assessment Revenue
Bonds, Whitewing Trails Public Improvement District 2 Phase 2
Project, Series 2023
5.125 09/01/43 1,102,225
2,100,000 (d) Princeton, Collin County, Texas, Special Assessment Revenue
Bonds, Whitewing Trails Public Improvement District 2 Phase 2
Project, Series 2023
5.375 09/01/53 2,100,806

Portfolio of Investments December 31, 2024
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 5,510,000 (d) Princeton, Texas, Special Assessment Revenue Bonds, Crossroads
Public Improvement District Major improvement Project, Series
2018
6.500% 09/01/48 $ 5,646,931
1,700,000 (d) Princeton, Texas, Special Assessment Revenue Bonds, Eastridge
Public Improvement District Improvement Area 2 Project, Series
2023
5.500 09/01/53 1,720,814
1,075,000 Princeton, Texas, Special Assessment Revenue Bonds, Eastridge
Public Improvement District Improvement Area 3 Project, Series
2024
5.250 09/01/54 1,067,623
2,750,000 (d) Princeton, Texas, Special Assessment Revenue Bonds, Sicily
Public Improvement District Improvement Area 1 Project, Series
2023
7.000 09/01/53 2,789,114
1,000,000 (d) Princeton, Texas, Special Assessment Revenue Bonds, Sicily
Public Improvement District Major Improvement Area Project,
Series 2023
7.875 09/01/53 1,023,531
1,500,000 (d) Princeton, Texas, Special Assessment Revenue Bonds, Southridge
Public Improvement District Improvement Area 1 Project, Series
2023
6.375 09/01/53 1,614,819
2,080,000 (d) Princeton, Texas, Special Assessment Revenue Bonds, Whitewing
Trails Public Improvement District 2 Phase 1 Project, Series 2019
4.750 09/01/49 1,927,646
1,000,000 (d) Princeton, Texas, Special Assessment Revenue Bonds,
Whitewing Trails Public Improvement District 2 Phase 2-6 Major
Improvement Project, Series 2019
5.500 09/01/39 1,013,897
2,235,000 (d) Princeton, Texas, Special Assessment Revenue Bonds,
Whitewing Trails Public Improvement District 2 Phase 2-6 Major
Improvement Project, Series 2019
5.750 09/01/49 2,268,128
1,250,000 (d) Princeton, Texas, Special Assessment Revenue Bonds, Winchester
Crossing Public Improvement District 3 Project, Series 2024
5.375 09/01/54 1,231,556
900,000 (d) Providence Village, Denton County, Texas, Special Assessment
Revenue Bonds, Foree Ranch Public Improvement District
Improvement Area 1 Project Series 2024
5.250 09/01/54 878,047
5,840,000 (f) Quinlan Independent School District, Hunt and Kaufman
Counties, Texas, General Obligation Bonds, School Building
Series 2023, (UB)
4.000 08/15/53 5,570,306
3,605,000 Reagan Hospital District of Reagan County, Texas, Limited Tax
Revenue Bonds, Series 2014A
5.125 02/01/39 3,514,765
6,280,000 (e) Red River Health Facilities Development Corporation, Texas, First
Mortgage Revenue Bonds, Eden Home Inc., Series 2012
3.000 12/15/32 2,888,800
5,525,000 (e) Red River Health Facilities Development Corporation, Texas, First
Mortgage Revenue Bonds, Eden Home Inc., Series 2012
3.000 12/15/42 2,541,500
14,375,000 (e) Red River Health Facilities Development Corporation, Texas, First
Mortgage Revenue Bonds, Eden Home Inc., Series 2012
3.000 12/15/47 6,612,500
445,000 Rowlett, Texas, Special Assessment Revenue Bonds, Bayside
Public Improvement District North Improvement Area, Series
2016
6.000 09/15/46 446,287
1,300,000 (d) Royse City, Rockwall County, Texas, Special Assessment
Revenue Bonds, Liberty Crossing Public improvement District
Improvement Area 1 Project, Series 2023
6.375 09/15/53 1,342,411
1,365,000 (d) Royse CIty, Rockwall County, Texas, Special Assessment Revenue
Bonds, Waterscape Public improvement District Improvement
Area 2 Project, Series 2019
4.625 09/15/39 1,311,822
4,000,000 (d) Royse CIty, Rockwall County, Texas, Special Assessment Revenue
Bonds, Waterscape Public improvement District Improvement
Area 3 Project, Series 2022
5.750 09/15/52 4,034,112
600,000 (d) Royse City, Rockwall, Collin and Hunt Counties, Texas, Special
Assessment Revenue Bonds, Creekshaw Public Improvement
District Improvement Area 2 Project, Series 2022
5.875 09/15/42 610,345
1,300,000 (d) Royse City, Rockwall, Collin and Hunt Counties, Texas, Special
Assessment Revenue Bonds, Creekshaw Public Improvement
District Improvement Area 2 Project, Series 2022
6.000 09/15/52 1,333,634
400,000 (d) Royse City, Rockwall, Collin and Hunt Counties, Texas, Special
Assessment Revenue Bonds, Creekshaw Public Improvement
District Major Improvement Area Project, Series 2020
4.875 09/15/40 381,885

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 700,000 (d) Royse City, Rockwall, Collin and Hunt Counties, Texas, Special
Assessment Revenue Bonds, Creekshaw Public Improvement
District Major Improvement Area Project, Series 2020
5.125% 09/15/50 $ 672,813
750,000 (d) Sachse, Texas, Special Assessment Bonds, Sachse Public
Improvement District 1 Improvement Area 1 Project, Series 2022
6.000 09/15/50 783,465
1,000,000 (d) Sachse, Texas, Special Assessment Bonds, Sachse Public
Improvement District 1 Improvement Areas 2-3 Project, Series
2022
7.000 09/15/52 1,089,736
2,235,000 (d) Sachse, Texas, Special Assessment Bonds, Sachse Public
Improvement District 1 Major Improvement Area Project, Series
2020
5.625 09/15/50 2,269,516
710,000 Salado, Bell County, Texas, Special Assessment Revenue Bonds,
Sanctuary East Public Improvement District Improvement Area 1
Project Series 2024
6.500 09/01/54 717,239
16,000,000 (f) San Antonio, Texas, Water System Revenue Bonds, Refunding
Junior Lien Series 2023A, (UB)
5.250 05/15/52 17,296,506
3,800,000 (d) San Marcos City, Hays, Caldwell and Guadalupe Counties, Texas,
Special Assessment Revenue Bonds, San Marcos Trace Public
Improvement District Series 2019
5.750 09/01/39 3,844,737
5,000,000 (d) San Marcos City, Hays, Caldwell and Guadalupe Counties, Texas,
Special Assessment Revenue Bonds, San Marcos Trace Public
Improvement District Series 2019
5.750 09/01/48 5,044,629
2,200,000 San Marcos City, Hays, Caldwell and Guadalupe Counties,
Texas, Special Assessment Revenue Bonds, Whisper Public
Improvement District Series 2020
5.625 09/01/50 2,221,022
1,000,000 (d) San Marcos, Hays, Caldwell and Guadalupe Counties, Texas,
Special Assessment Revenue Bonds, Whisper South Public
Improvement District, Series 2020
4.250 09/01/42 901,457
7,010,000 (f) Sherman, Texas, Combination Tax and Revenue Certificates of
Obligation, Series 2023, (UB)
5.000 08/15/53 7,493,122
1,800,000 (d) Sinton, San Patricio County, Texas, Special Assessment Revenue
Bonds, Somerset Public Improvement District 1 Series 2022
5.250 09/01/51 1,766,438
9,345,000 (f) Tarrant County Cultural Education Facilities Finance Corporation,
Texas, Hospital Revenue Bonds, Methodist Hospital of Dallas,
Series 2022, (UB)
4.000 10/01/42 9,050,341
8,400,000 (f) Tarrant County Cultural Education Facilities Finance Corporation,
Texas, Hospital Revenue Bonds, Scott & White Healthcare Project,
Series 2022D, (UB)
5.000 11/15/51 8,836,377
240,000 Tarrant County Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Buckner Senior Living
Ventana Project, Series 2017A
6.625 11/15/37 249,955
5,875,000 Tarrant County Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Buckner Senior Living
Ventana Project, Series 2017A
6.750 11/15/47 6,069,788
5,865,000 Tarrant County Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Buckner Senior Living
Ventana Project, Series 2017A
6.750 11/15/52 6,046,286
8,000,000 (f) Tarrant County Cultural Education Facilities Finance Corporation,
Texas, Revenue Bonds, Christus Health, Series 2022A, (UB)
4.000 07/01/53 7,613,974
2,075,000 (e)
Tarrant
County Cultural Education Facilities Finance Corporaton,
Texas, Retirement Facility Revenue Bonds, C.C. Young Memorial
Home Project, Series 2009A
1.500 02/15/38 1,141,250
1,000,000 (e) Tarrant County Cultural Education Facilities Finance Corporaton,
Texas, Retirement Facility Revenue Bonds, C.C. Young Memorial
Home Project, Series 2016A
1.500 02/15/48 550,000
1,000,000 (e) Tarrant County Cultural Education Facilities Finance Corporaton,
Texas, Retirement Facility Revenue Bonds, C.C. Young Memorial
Home Project, Series 2016A
1.500 02/15/52 550,000
13,700,000 (f) Tarrant County Cultural Education Facilities, Texas, Finance
Corporation Revenue Bonds, Christus Health, Refunding Series
2018B, (UB)
5.000 07/01/48 14,041,237
15,935,000 (f) Tarrant County Hospital District, Texas, General Obligation
Bonds, Limited Tax Series 2023, (UB)
4.250 08/15/53 15,765,203

Portfolio of Investments December 31, 2024
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 10,360,000 (f) Texas Department of Housing and Community Affairs, Residential
Mortgage Revenue Bonds, Series 2023B, (UB)
5.200% 07/01/48 $ 10,610,069
5,000,000 (f) Texas Department of Housing and Community Affairs, Residential
Mortgage Revenue Bonds, Series 2023B, (UB)
5.250 07/01/53 5,145,798
6,320,000 (f) Texas Department of Housing and Community Affairs, Residential
Mortgage Revenue Bonds, Tender Option Bond Trust 2023-
XL0439, (UB)
5.250 01/01/53 6,514,976
14,860,000 Texas Private Activity Bond Surface Transpiration Corporation,
Revenue Bonds, NTE Mobility Partners LLC North Tarrant Express
Managed Lanes Project, Senior Lien Series 2023, (AMT)
5.500 12/31/58 15,891,453
2,300,000 Texas Private Activity Bond Surface Transpiration Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Refunding Series 2023, (AMT)
5.500 06/30/42 2,454,725
32,735,000 Texas Private Activity Bond Surface Transporation Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Segments 3C Project, Series 2019, (AMT)
5.000 06/30/58 33,210,437
4,000,000 Texas Transportation Commission, State Highway 249 System
Revenue Bonds, First Tier Toll Series 2019A
0.000 08/01/52 1,004,734
5,000,000 Texas Water Development Board, State Water Implementation
Revenue Fund Bonds, Master Trust Series 2023A
5.000 10/15/58 5,320,852
13,000,000 (f) Texas Water Development Board, State Water Implementation
Revenue Fund Bonds, Master Trust Series 2023A, (UB)
5.000 10/15/58 13,834,217
30,000,000 (f) Texas Water Development Board, State Water Implementation
Revenue Fund Bonds, Master Trust Series 2024A, (UB)
4.250 10/15/51 29,491,602
8,440,000 (f) Texas Water Development Board, State Water Implementation
Revenue Fund Bonds, Master Trust Series 2024A, (UB)
4.375 10/15/59 8,326,299
2,500,000 (d) Town of Lakewood Village, Texas, Lakewood Village Public
Improvement District Improvement District No. 1 Project Special
Assessment Revenue Bonds Series 2022
5.375 09/15/52 2,469,413
500,000 (d) Travis County Development Authority, Texas, Contract
Assessment Revenue Bonds, Bella Fortuna Public Improvement
District, Series 2024
5.625 09/01/51 510,024
845,000 (d) Travis County Development Authority, Texas, Contract
Assessment Revenue Bonds, Longview 71 Public Improvement
District Area1 Project, Series 2024
5.125 09/01/54 811,290
870,000 (d) Travis County Development Authority, Texas, Contract
Assessment Revenue Bonds, Turner's Crossing Public
Improvement District Area1 Project, Series 2022
5.375 09/01/42 888,682
1,500,000 (d) Travis County Development Authority, Texas, Contract
Assessment Revenue Bonds, Turner's Crossing Public
Improvement District Area1 Project, Series 2022
5.500 09/01/52 1,519,537
3,071,000 (d) Uhland, Hays and Caldwell Counties, Texas, Special Assessment
Revenue Bonds, Watermill Public Improvement District, Series
2022
6.625 09/01/52 3,219,896
3,200,000 (d) Venus, Johnson County, Texas, Special Assessment Revenue
Bonds, Brahman Ranch Public Improvement District, Series 2022
6.500 09/15/52 3,265,446
2,000,000 Vista Lago, Travis County, Texas, Special Assessment Revenue
Bonds, Tessera on Lake Travis Public Improvement District
Improvement Area #2 Project, Series 2018
5.000 09/01/47 1,933,474
17,555,000 (f) Waxahachie Independent School District, Ellis County, Texas,
General Obligation Bonds, School Building Series 2023, (UB)
4.250 02/15/53 17,558,055
2,765,000 Westlake, Texas, Special Assessment Revenue Bonds, Solana
Public Improvement District, Series 2015
6.125 09/01/35 2,766,965
2,450,000 Westlake, Texas, Special Assessment Revenue Bonds, Solana
Public Improvement District, Series 2015
6.250 09/01/40 2,451,467
6,250,000 Westlake, Texas, Special Assessment Revenue Bonds, Solana
Public Improvement District, Series 2015
6.375 09/01/45 6,256,677
TOTAL TEXAS 1,440,078,427

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTAH - 1.2%
$ 5,900,000 (d) Black Desert Public Infrastructure District, Utah, Limited Tax
General Obligation Bonds Series 2021A
3.750% 03/01/41 $ 5,154,222
3,500,000 (d) Black Desert Public Infrastructure District, Utah, Limited Tax
General Obligation Bonds Subordinate Series 2021B
7.375 09/15/51 3,076,282
8,890,000 (d) Black Desert Public Infrastructure District, Washington County,
Utah, Special Assessment Bonds, Black Desert Assessment Area
1, Series 2024
5.625 12/01/53 8,998,027
10,870,000 (d),(e) Box Elder County, Utah, Solid Waste Disposal Revenue Bonds,
Promontory Point Res, LLC, Senior Series 2017A, (AMT)
8.000 12/01/39 10,671,232
504,000 (d) Fields Estates Public Infrastructure District, Utah, General
Obligation Bonds, Subordinate Limited Tax Series 2024B
8.750 03/15/55 505,752
2,750,000 (d) Fields Estates Public Infrastructure District, Utah, Special
Assessment Revenue Bonds, Fields Estates Assessment Area
Series 2024A-2
5.250 12/01/53 2,732,506
5,100,000 (d) Firefly Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Series 2024A-1
5.625 12/01/43 5,191,234
2,375,000 (d) Firefly Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Series 2024A-1
6.625 03/01/54 2,444,067
10,000,000 (d) Gateway at Sand Hollow, Public Infrastructure District 1, Utah,
Limited Tax General Obligation Bonds, Series 2021A
5.500 03/01/51 7,918,333
3,275,000 Jepson Canyon Public Infrastructure District 1, Utah, Limited Tax
General Obligation Bonds, Series 2022A
5.125 03/01/51 2,634,084
3,875,000 (d) Medical School Campus Public Infrastructure District, Utah,
Limited Tax General Obligation Bonds, Series 2020A
5.250 02/01/40 3,338,749
11,000,000 (d) Medical School Campus Public Infrastructure District, Utah,
Limited Tax General Obligation Bonds, Series 2020A
5.500 02/01/50 9,096,670
1,955,000 (d) Medical School Campus Public Infrastructure District, Utah,
Limited Tax General Obligation Bonds, Subordinate Lien Series
2020B
7.875 08/15/50 1,627,677
2,210,000 (d) MIDA Military Installation Development Authority Golf and
Equestrian Center Public Infrastructure District, Utah, Limited Tax
and Tax Allocation Revenue Bonds, Series 2021
4.250 06/01/41 1,832,984
7,500,000 (d) MIDA Military Installation Development Authority Golf and
Equestrian Center Public Infrastructure District, Utah, Limited Tax
and Tax Allocation Revenue Bonds, Series 2021
4.625 06/01/57 5,952,499
1,000,000 (d) MIDA Mountain Veterans Program Public Infrastructure District,
Utah, Tax Allocation Revenue Bonds, Series 2024
5.200 06/01/54 1,005,976
4,000,000 (d) MIDA Mountain Village Public Infrastructure District, Utah,
Subordinate Tax Allocation Revenue Bonds, Series 2024-2
6.000 06/15/54 4,126,163
1,485,000 (d) Olympia Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Series 2024A-1
6.375 03/01/55 1,514,143
600,000 (d) Red Bridge Public Infrastructure District 1, Utah, Limited Tax
General Obligation Bonds Subordinate Series 2021B
7.375 08/15/51 486,926
2,600,000 (d) Red Bridge Public Infrastructure District 1, Utah, Limited Tax
General Obligation Bonds, Series 2021A
4.375 02/01/51 1,938,378
1,075,000 (d) ROAM Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Series 2021A
4.250 03/01/51 798,627
424,000 (d) ROAM Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Subordinate Series 2021B
7.375 03/15/51 345,791
19,000,000 (f) Salt Lake City, Utah, Airport Revenue Bonds, International Airport
Series 2017A, (AMT), (UB)
5.000 07/01/47 19,162,251
11,775,000 (f) Salt Lake City, Utah, Airport Revenue Bonds, International Airport
Series 2021A, (AMT), (UB)
5.000 07/01/51 12,058,534
16,320,000 (f) Salt Lake City, Utah, Airport Revenue Bonds, International Airport
Series 2023A, (AMT), (UB)
5.250 07/01/53 17,159,496
1,270,000 (d) Sienna Hills Public Infrastructure District No. 1 Limited Tax
General Obligation and Sales Tax Revenue Bonds, Utah, Series
2023A
6.750 07/01/35 1,285,881
1,000,000 (d) Sun Stone Infrastructure Financing District, Utah, Special
Assessment Bonds, Assessment Area 1, Series 2024
6.750 06/01/54 982,195
1,320,000 Utah Charter School Finance Authority, Charter School Revenue
Bonds, Bridge Elementary Project, Series 2021A
4.250 06/15/51 1,047,952
4,965,000 (d) Utah Charter School Finance Authority, Charter School Revenue
Bonds, Paradigm High School Project, Series 2020A
5.125 07/15/51 4,361,864

Portfolio of Investments December 31, 2024
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTAH (continued)
$ 2,000,000 (d) Utah Charter School Finance Authority, Charter School Revenue
Bonds, Renaissance Academy Project, Refunding Series 2020
5.000% 06/15/55 $ 1,886,728
8,370,000 (d) Utah Charter School Finance Authority, Charter School Revenue
Bonds, Saint George Academy Project, Series 2021A
5.000 06/15/56 6,585,550
5,430,000 (d) Utah Charter School Finance Authority, Revenue Bonds,
Channing Hall Project, Refunding Series 2017A
5.250 07/15/38 5,466,979
15,820,000 Utah State Board of Regents, Research Revenue Bonds, Utah
State University, Auxiliary System Series 2023
4.000 04/01/53 15,158,438
10,120,000 (f) Utah State Board of Regents, Research Revenue Bonds, Utah
State University, Auxiliary System Series 2023, (UB)
5.000 04/01/56 10,463,896
1,130,000 (d) Viridian Farm Public Infrastructure District 1, Utah, General
Obligation Bonds, Subordinate Limited Tax Series 2024A
5.875 03/01/54 1,124,859
500,000 (d) Viridian Farm Public Infrastructure District 1, Utah, General
Obligation Bonds, Subordinate Limited Tax Series 2024B
8.375 03/15/54 493,300
2,280,000 (d) Wood Ranch Public Infrastructure District, Utah, Special
Assessment Bonds, Wood Ranch Assessment Area 1, Series 2024
5.625 12/01/53 2,318,401
TOTAL UTAH 180,946,646
VIRGIN ISLANDS - 0.7%
6,375,000 Virgin Islands Public Finance Authority, Gross Receipts Taxes
Loan Note, Refunding Series 2012A
5.000 10/01/32 6,289,313
8,250,000 (d) Virgin Islands Public Finance Authority, Gross Receipts Taxes
Loan Note, Refunding Series 2014C
5.000 10/01/30 8,250,162
24,815,000 (d) Virgin Islands Public Finance Authority, Gross Receipts Taxes
Loan Note, Refunding Series 2014C
5.000 10/01/39 24,431,467
500,000 Virgin Islands Public Finance Authority, Gross Receipts Taxes
Loan Note, Series 2012C
5.000 10/01/42 454,443
1,200,000 (d) Virgin Islands Public Finance Authority, Gross Receipts Taxes
Loan Note, Working Capital Series 2014A
5.000 10/01/29 1,190,278
19,510,000 (d) Virgin Islands Water and Power Authority, Electric System
Revenue Bonds, Bond Anticipation Notes, Senior Series 2021A
6.750 07/01/26 19,040,111
21,900,000 (d) Virgin Islands Water and Power Authority, Electric System
Revenue Bonds, Bond Anticipation Notes, Series 2024A
8.000 07/01/26 21,767,976
20,000 Virgin Islands Water and Power Authority, Electric System
Revenue Bonds, Refunding Series 2007A
5.000 07/01/25 19,788
1,515,000 (d) Virgin Islands Water and Power Authority, Electric System
Revenue Bonds, Refunding Series 2024B
10.250 07/01/26 1,511,569
975,000 Virgin Islands Water and Power Authority, Electric System
Revenue Bonds, Series 2007B
5.000 07/01/31 909,177
6,885,000 (d) West Indian Company Limited, Virgin Islands, Port Facilities
Revenue Bonds WICO Financing Series 2022A
6.375 04/01/52 6,843,494
13,000,000 (d) West Indian Company Limited, Virgin Islands, Port Facilities
Revenue Bonds WICO Financing Series 2022B, (AMT)
6.500 04/01/52 13,029,630
TOTAL VIRGIN ISLANDS 103,737,408
VIRGINIA - 1.7%
10,415,000 (d) Atlantic Park Community Development Authority, Virginia,
Revenue Bonds, Series 2023
6.250 08/01/45 10,020,319
24,250,000 (d),(e) Bristol Industrial Development Agency, Virginia, Revenue Bonds,
The Falls-Bristol Project, Series 2014B
3.493 11/01/44 13,789,115
2,133,000 (e) Celebrate Virginia North Community Development Authority,
Special Assessment Revenue Bonds, Series 2003B
4.125 03/01/22 1,343,790
4,956,000 (e) Celebrate Virginia North Community Development Authority,
Special Assessment Revenue Bonds, Series 2003B
4.356 03/01/25 3,122,280
8,384,000 (e) Celebrate Virginia North Community Development Authority,
Special Assessment Revenue Bonds, Series 2003B
4.455 03/01/34 5,281,920
1,095,000 (d) Cherry Hill Community Development Authority, Virginia, Special
Assesment Bonds, Potomac Shores Project, Series 2015
5.150 03/01/35 1,095,465
1,860,000 (d) Cherry Hill Community Development Authority, Virginia, Special
Assesment Bonds, Potomac Shores Project, Series 2015
5.400 03/01/45 1,860,866
8,500,000 (d) Cutalong II Community Development Authority, Louisa County,
Virginia, Special Assessment Revenue Bonds, Cutalong II Project,
Series 2022
4.500 03/01/55 7,161,151

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
VIRGINIA (continued)
$ 9,150,000 (f) Fairfax County Industrial Development Authority, Virginia,
Healthcare Revenue Bonds, Inova Health System, Series 2018A,
(UB)
4.000% 05/15/48 $ 8,757,737
16,070,000 (f) Hampton Roads Transportation Accountability Commision,
Virginia, Revenue Bonds, Hampton Roads Transportation Fund,
Senior Lien Series 2020A, (UB)
4.000 07/01/60 15,137,439
10,320,000 (f) Hampton Roads Transportation Accountability Commission,
Virginia, Revenue Bonds, Hampton Roads Transportation Fund,
Senior Lien Series 2022A, (UB)
4.000 07/01/52 9,917,355
2,215,000 (d) Industrial Development Authority of the City of Alexandria,
Virginia, Tourism Development Financing Program Revenue
Bonds (699 Prince Street Hotel Project) Senior Series 2022A-1
(Tax-Exempt) and Senior Series 2022B-1
7.750 09/01/44 2,399,145
5,555,000 (d) Industrial Development Authority of the City of Alexandria,
Virginia, Tourism Development Financing Program Revenue
Bonds (699 Prince Street Hotel Project) Senior Series 2022A-1
(Tax-Exempt) and Senior Series 2022B-1
12.000 09/01/52 5,220,389
10,000,000 (d) Industrial Development Authority of the City of Newport News,
Virginia, Health System Revenue Bonds, Riverside Health System,
Series 2017A
5.000 07/01/46 9,744,651
7,695,000 (f) Lynchburg Economic Development Authority, Virginia, Hospital
Revenue Bonds, Centra Health Obligated Group, Refunding
Series 2021, (UB)
4.000 01/01/55 6,923,354
1,000,000 Norfolk Redevelopment and Housing Authority, Virginia, Fort
Norfolk Retirement Community, Inc., Harbor's Edge Project,
Series 2019A
4.375 01/01/39 912,167
3,000,000 Norfolk Redevelopment and Housing Authority, Virginia, Fort
Norfolk Retirement Community, Inc., Harbor's Edge Project,
Series 2019A
5.250 01/01/54 2,785,554
4,000,000 Norfolk Redevelopment and Housing Authority, Virginia,
Revenue Bonds, Fort Norfolk Retirement Community, Inc. -
Harbor's Edge Project, Refunding Series 2014
5.000 01/01/46 3,701,166
5,275,000 Norfolk Redevelopment and Housing Authority, Virginia,
Revenue Bonds, Fort Norfolk Retirement Community, Inc. -
Harbor's Edge Project, Refunding Series 2014
5.375 01/01/46 5,154,963
3,155,000 (d) Richmond Redevelopment and Housing Authority, Virginia, Multi-
Family Housing Revenue Bonds, American Tobacco Apartments,
Series 2017
5.550 01/01/37 3,071,559
2,000,000 Virginia Beach Development Authority, Virginia, Residential Care
Facility Revenue Bonds, Westminster Canterbury on Chesapeake
Bay, Series 2023A
7.000 09/01/53 2,266,998
2,400,000 (d) Virginia College Building Authority, Educational Facilities
Revenue Bonds, Marymount University Project, Green Series
2015B
5.000 07/01/45 1,964,926
4,685,000 (d) Virginia College Building Authority, Educational Facilities
Revenue Bonds, Marymount University Project, Refunding Series
2015A
5.000 07/01/45 3,835,699
2,600,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2023E-II
4.550 10/01/49 2,564,300
4,675,000 (f) Virginia Housing Development Authority, Rental Housing Bonds,
Series 2023B, (UB)
4.875 03/01/61 4,715,161
13,645,000 (d) Virginia Small Business Finance Authority, Educational Facilities
Revenue Bonds, Provident Resource Group - Rixey Student
Housing Project, Series 2019A
5.500 07/01/49 11,745,824
19,855,000 (d) Virginia Small Business Finance Authority, Educational Facilities
Revenue Bonds, Provident Resource Group - Rixey Student
Housing Project, Series 2019A
5.500 07/01/54 16,785,580
11,542,281 (d) Virginia Small Business Finance Authority, Educational Facilities
Revenue Bonds, Provident Resource Group - Rixey Student
Housing Project, Series 2019B, (cash 7.500%, PIK 7.500%)
4.500 07/01/52 6,925,369
9,005,000 (f) Virginia Small Business Finance Authority, Healthcare Facilities
Revenue Bonds, Bon Secours Mercy Health, Inc., Series 2020A,
(UB)
4.000 12/01/49 8,644,689

Portfolio of Investments December 31, 2024
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
VIRGINIA (continued)
$ 7,850,000 (d) Virginia Small Business Finance Authority, Tourism Development
Financing Program Revenue Bonds, Downtown Norfolk and
Virginia Beach Oceanfront Hotel Projects, Series 2018A
8.375% 04/01/41 $ 7,763,803
1,965,000 Virginia Small Business Financing Authority, Private Activity
Revenue Bonds, Transform 66 P3 Project, Senior Lien Series
2017, (AMT)
5.000 12/31/49 1,975,046
9,000,000 Virginia Small Business Financing Authority, Private Activity
Revenue Bonds, Transform 66 P3 Project, Senior Lien Series
2017, (AMT)
5.000 12/31/52 9,033,428
23,950,000 Virginia Small Business Financing Authority, Private Activity
Revenue Bonds, Transform 66 P3 Project, Senior Lien Series
2017, (AMT)
5.000 12/31/56 23,999,672
1,655,000 (d) Virginia Small Business Financing Authority, Solid Waste Disposal
Revenue Bonds, Covanta Project, Series 2018, (AMT), (Mandatory
Put 7/01/38)
5.000 01/01/48 1,637,401
9,335,000 (d) Virginia Small Business Financing Authority, Sports and
Entertainment Facilities Revenue Bonds, P3 VB Holdings LLC,
Senior Series 2023A
8.500 12/01/52 9,235,616
2,200,000 (d) West Falls Community Development Authority, Arlington County,
Virginia, Revenue Bonds, Series 2022A
5.375 09/01/52 2,261,728
4,500,000 (f) Williamsburg Economic Development Authority, Virginia, Student
Housing Revenue Bonds, Provident Group - Williamsburg
Properties LLC - William and Mary Project Series 2023A - AGM
Insured, (UB)
4.125 07/01/58 4,321,400
17,265,000 (f) Williamsburg Economic Development Authority, Virginia, Student
Housing Revenue Bonds, Provident Group - Williamsburg
Properties LLC - William and Mary Project Series 2023A - AGM
Insured, (UB)
4.375 07/01/63 17,023,775
TOTAL VIRGINIA 254,100,800
WASHINGTON - 0.5%
1,500,000 King County Public Hospital District 4, Washington, Hospital
Revenue Bonds, Snoqualmie Valley Hospital, Series 2015A
6.000 12/01/35 1,513,215
5,500,000 King County Public Hospital District 4, Washington, Hospital
Revenue Bonds, Snoqualmie Valley Hospital, Series 2015A
6.250 12/01/45 5,505,691
450,000 Kitsap County Consolidated Housing Authority, Washington,
Pooled Tax Credit Housing Revenue Bonds, Series 2007, (AMT)
5.500 06/01/27 450,027
3,660,000 Kitsap County Consolidated Housing Authority, Washington,
Pooled Tax Credit Housing Revenue Bonds, Series 2007, (AMT)
5.600 06/01/37 3,514,727
60,000 Ocean Shores, Washington, Local Improvement District 2007-01
Bonds, 2011
7.250 02/01/31 60,179
3,000,000 Port of Seattle, Washington, Revenue Bonds, Refunding
Intermediate Lien Series 2021C, (AMT)
5.000 08/01/46 3,093,359
3,405,000 Tacoma Consolidated Local Improvement District 65,
Washington, Special Assessment Bonds, Series 2013
5.750 04/01/43 3,380,164
4,800,000 (f) Washington Health Care Facilities Authority, Revenue Bonds,
MultiCare Health System, Series 2015B, (UB)
4.125 08/15/43 4,545,072
1,510,000 (d),(f) Washington Health Care Facilities Authority, Revenue Bonds,
Providence Health & Services, Tender Option Bond Trust 2015-
XF0150, (IF)
10.046 10/01/42 1,521,423
630,000 (d),(f) Washington Health Care Facilities Authority, Revenue Bonds,
Providence Health & Services, Tender Option Bond Trust 2015-
XF0150, (IF)
10.051 10/01/42 634,770
5,000,000 Washington State Convention Center Public Facilities District,
Lodging Tax Revenue Bonds, Refunding Subordinate Series
2021B.  Exchange Purchase
4.000 07/01/58 4,381,034
11,170,000 (f) Washington State Convention Center Public Facilities District,
Lodging Tax Revenue Bonds, Series 2018, (UB)
4.000 07/01/58 9,787,230
10,000,000 (i) Washington State Convention Center Public Facilities District,
Lodging Tax Revenue Bonds, Series 2018
5.000 07/01/58 10,172,687
12,314,458 (d) Washington State Housing Finance Commission, Multifamily
Revenue Bonds, Greentree Village Homes Project, Series 2008
5.264 02/01/26 12,205,784
1,750,000 Washington State Housing Finance Commission, Non-Profit
Housing Revenue Bonds, Bayview Manor Senior Project, Series
2024
6.000 07/01/59 1,772,705

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WASHINGTON (continued)
$ 1,705,000 (d),(h) Washington State Housing Finance Commission, Non-Profit
Housing Revenue Bonds, Herons Key Senior Living, Series
2015A, (Pre-refunded 7/01/25)
7.000% 07/01/45 $ 1,731,726
1,000,000 (d) Washington State Housing Finance Commission, Non-profit
Housing Revenue Bonds, Presbyterian Retirement Communities
Northwest Proejct, Refunding Series 2016A
5.000 01/01/31 1,003,764
1,000,000 (d) Washington State Housing Finance Commission, Nonprofit
Revenue Bonds, Spokane International Academy Project, Series
2021A
5.000 07/01/50 965,083
2,550,000 Washington State Housing Finance Commission, Revenue Bonds,
Riverview Retirement Community, Refunding Series 2012
5.000 01/01/48 2,381,592
10,000,000 (f) Washington State Housing Finance Commission, Single Family
Program Bonds, Social Series 2023-2N, (UB)
4.950 12/01/53 10,088,943
TOTAL WASHINGTON 78,709,175
WEST VIRGINIA - 0.6%
6,539,000 Berkeley, Hardy and Jefferson Counties, West Virginia, as Joint
Issuers, Commercial Development Revenue Bonds, Scattered
Site Housing Projects, Series 2010
5.750 12/01/44 6,477,459
2,500,000 Glenville State College, West Virginia, Revenue Bonds, Refunding
& Improvement Series 2017
5.000 06/01/37 2,356,285
5,500,000 Glenville State College, West Virginia, Revenue Bonds, Refunding
& Improvement Series 2017
5.250 06/01/47 4,957,405
450,000 Huntington, West Virginia, Tax Increment Revenue Bonds,
Downtown Project 3, Refunding Series 2024A
5.500 06/01/49 453,020
4,745,000 (d) Monongalia County Commission, West Virginia, Special District
Excise Tax Revenue Bonds, University Town Centre Economic
Opportunity Development District, Refunding & Improvement
Series 2017A
5.500 06/01/37 4,824,441
8,390,000 (d) Monongalia County Commission, West Virginia, Special District
Excise Tax Revenue Bonds, University Town Centre Economic
Opportunity Development District, Refunding & Improvement
Series 2017A
5.750 06/01/43 8,543,963
1,095,000 (d) Monongalia County Commission, West Virginia, Special District
Excise Tax Revenue Bonds, University Town Centre Economic
Opportunity Development District, Subordinate Improvement
Series 2023A
7.000 06/01/43 1,167,982
875,000 (d) Monongalia County, West Virginia, Tax Increment Revenue
Bonds, University Town Centre Development District 4, Senior
Refunding and Improvement Series 2023A
5.750 06/01/43 936,189
875,000 (d) Monongalia County, West Virginia, Tax Increment Revenue
Bonds, University Town Centre Development District 4, Senior
Refunding and Improvement Series 2023A
6.000 06/01/53 934,849
1,000,000 (d) South Charleston, West Virginia, Special District Excise Tax
Revenue Improvement Bonds, South Charleston Park Place
Project, Series 2022A
4.250 06/01/42 827,627
5,240,000 (d) South Charleston, West Virginia, Special District Excise Tax
Revenue Improvement Bonds, South Charleston Park Place
Project, Series 2022A
4.500 06/01/50 4,244,260
3,660,000 (d) West Virginia Economic Development Authority, Dock and Wharf
Facilities Revenue Bonds, Empire Trimodal Terminal, LLC Project,
Series 2020
7.625 12/01/40 3,021,897
6,075,000 (f) West Virginia Hospital Finance Authority, Hospital Revenue
Bonds, West Virginia United Health System Obligated Group,
Series 2018A, (UB)
4.000 06/01/51 5,681,449
6,985,000 (f) West Virginia Hospital Finance Authority, Revenue Bonds, West
Virginia University Health System Obligated Group, Improvement
Series 2017A, (UB)
5.000 06/01/47 7,055,271
9,315,000 (f) West Virginia Hospital Finance Authority, Revenue Bonds, West
Virginia University Health System, Improvement Series 2023A,
(UB)
4.125 06/01/42 9,238,717
14,175,000 (f) West Virginia Hospital Finance Authority, Revenue Bonds, West
Virginia University Health System, Improvement Series 2023A,
(UB)
4.250 06/01/47 13,942,906

Portfolio of Investments December 31, 2024
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WEST VIRGINIA (continued)
$ 10,815,000 (f) West Virginia Hospital Finance Authority, Revenue Bonds, West
Virginia University Health System, Improvement Series 2023A,
(UB)
4.375% 06/01/53 $ 10,481,881
TOTAL WEST VIRGINIA 85,145,601
WISCONSIN - 7.5%
16,950,000 Ashwaubenon Community Development Authority, Wisconsin,
Lease Revenue Bonds, Brown County Expo Center Project, Series
2019
0.000 06/01/54 4,198,554
22,485,000 (d) Gillett, Wisconsin, Solid Waste Disposal Revenue Bonds, WI RNG
Hub North LLC Renewable Natural Gas Production Plant Project,
Series 2021A
5.500 12/01/32 17,599,790
14,520,000 Lac Courte Oreilles Band of Lake Superior Chippewa Indians,
Wisconsin, General Revenue Bonds, Refunding Series 2017
6.750 06/01/32 14,491,295
510,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Alamance Community School, Series 2021A
5.000 06/15/41 471,171
1,000,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Alamance Community School, Series 2021A
5.000 06/15/51 859,935
900,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Alamance Community School, Series 2021A
5.000 06/15/56 751,303
1,600,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, American Preparatory Academy, Las Vegas 2 Project,
Series 2019A
5.000 07/15/54 1,535,628
6,760,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, American Preparatory Academy, Las Vegas Project, Series
2017
5.375 07/15/52 6,784,433
1,000,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Ascend Leadership Academy Project, Series 2021A
5.000 06/15/51 831,375
1,000,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Ascend Leadership Academy Project, Series 2021A
5.000 06/15/56 813,670
6,725,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Chattahoochee Hills Project, Series 2017A
5.875 06/15/47 6,042,186
1,000,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Coral Academy of Science, Reno, Series 2022A
5.875 06/01/52 1,014,496
1,510,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Coral Academy of Science, Reno, Series 2022A
6.000 06/01/62 1,534,971
5,195,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Cornerstone Charter Academy, North Carolina, Series
2016A
5.125 02/01/46 5,208,638
335,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Corvian Community School Bonds, North Carolina, Series
2019A
5.000 06/15/39 316,205
2,000,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Corvian Community School Bonds, North Carolina, Series
2019A
5.000 06/15/49 1,766,108
1,000,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Corvian Community School, North Carolina, Series 2017A
5.000 06/15/37 970,218
1,630,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Corvian Community School, North Carolina, Series 2017A
5.125 06/15/47 1,481,398
1,090,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Envision Science Academy Project, Series 2016A
5.125 05/01/36 1,082,986
3,445,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Envision Science Academy Project, Series 2016A
5.250 05/01/46 3,258,817
3,030,000 Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Explore Knowledge Foundation Las Vegas Project, Series
2012A
6.000 07/15/42 3,032,173
3,780,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Mallard Creek STEM Academy, North Carolina, Series
2019
5.125 06/15/39 3,780,157
6,280,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Mallard Creek STEM Academy, North Carolina, Series
2019
5.250 06/15/49 6,211,600

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 13,455,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, North Carolina Charter Educational Foundation Project,
Series 2016A
5.000% 06/15/36 $ 12,143,470
40,610,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, North Carolina Charter Educational Foundation Project,
Series 2016A
5.000 06/15/46 32,614,366
3,320,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Phoenix Academy Charter School, North Carolina, Series
2017A
5.625 06/15/37 3,166,990
17,350,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Phoenix Academy Charter School, North Carolina, Series
2017A
5.875 06/15/47 16,291,609
1,400,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Point College Preparatory, Series 2020A
5.000 06/15/41 1,286,073
3,790,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Point College Preparatory, Series 2020A
5.000 06/15/55 3,217,300
1,000,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Research Triangle High School Project, North Carolina,
Series 2015A
5.375 07/01/35 1,002,886
1,590,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Research Triangle High School Project, North Carolina,
Series 2015A
5.625 07/01/45 1,595,048
2,875,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Uwharrie Charter Academy, North Carolina, Series 2017A
5.500 06/15/37 2,922,298
6,325,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Uwharrie Charter Academy, North Carolina, Series 2017A
5.625 06/15/47 6,362,848
5,765,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Vegas Vista Academy, Series 2024A
7.000 06/01/59 5,537,431
392,868 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/47 10,989
343,416 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/48 9,064
337,921 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/49 8,383
326,932 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/50 7,513
321,437 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/51 6,978
417,594 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/52 8,415
412,099 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/53 7,852
398,362 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/54 7,126
390,120 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/55 6,588
381,878 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/56 6,122
20,783,601 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
5.500 07/01/56 15,606,177
423,088 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/57 6,379

Portfolio of Investments December 31, 2024
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 412,099 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000% 01/01/58 $ 5,870
401,109 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/59 5,422
392,868 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/60 4,981
387,373 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/61 4,622
376,384 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/62 4,243
368,142 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/63 3,935
359,899 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/64 3,661
354,405 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/65 3,381
381,878 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/66 3,372
4,599,030 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/67 36,767
176,604 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/46 5,346
174,116 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/47 4,870
172,872 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/48 4,563
171,629 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/49 4,258
169,140 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/50 3,887
185,309 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/51 4,023
4,770,373 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
3.750 07/01/51 3,353,804
184,065 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/52 3,709
181,578 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/53 3,460
180,334 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/54 3,226
177,847 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/55 3,004

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 175,359 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000% 01/01/56 $ 2,811
174,116 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/57 2,625
171,629 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/58 2,445
170,385 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/59 2,303
169,140 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/60 2,144
166,653 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/61 1,989
165,411 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/62 1,865
162,923 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/63 1,741
161,679 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/64 1,644
160,434 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/65 1,531
157,947 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/66 1,394
2,057,071 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/67 16,445
25,000,000 (d) Public Finance Authority of Wisconsin, Contract Revenue Bonds,
Mercer Crossing Public Improvement District Project, Series 2017
7.000 03/01/47 25,729,775
940,000 (d) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Carolina International School, Series 2018A
5.250 08/01/38 954,652
1,240,000 (d) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Carolina International School, Series 2018A
5.500 08/01/48 1,258,417
5,280,000 (d) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Casa Esperanza Montessori, Series 2021A
4.375 06/01/46 4,307,925
9,815,000 (d) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Casa Esperanza Montessori, Series 2021A
4.500 06/01/56 7,766,970
6,875,000 (d) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Corvian Community School, North Carolina Series 2023A
6.250 06/15/53 6,991,945
1,030,000 (d) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Pioneer Springs Community School, Series 2020A
6.250 06/15/40 1,019,910
5,350,000 (d) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Pioneer Springs Community School, Series 2020A
6.500 06/15/50 5,290,723
1,510,000 (d) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Pioneer Springs Community School, Taxable Series
2020B
7.500 06/15/30 1,480,949
1,000,000 Public Finance Authority of Wisconsin, Education Revenue
Bonds, Shining Rock Classical Academy, Series 2022A
6.000 06/15/52 977,604
1,100,000 Public Finance Authority of Wisconsin, Education Revenue
Bonds, Shining Rock Classical Academy, Series 2022A
6.125 06/15/57 1,079,443
1,945,000 (d) Public Finance Authority of Wisconsin, Education Revenue
Bonds, The Capitol Encore Academy, Series 2019A
5.500 06/01/49 1,832,940
1,300,000 (d) Public Finance Authority of Wisconsin, Education Revenue
Bonds, The Capitol Encore Academy, Series 2021A
5.000 06/01/56 1,120,353

Portfolio of Investments December 31, 2024
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 500,000 Public Finance Authority of Wisconsin, Educational Facilities
Revenue Bonds, Cincinnati Classical Academy, Series 2024A
6.000% 06/15/64 $ 501,570
4,385,000 (d) Public Finance Authority of Wisconsin, Educational Facilities
Revenue Bonds, Lake Erie College, Series 2019A
5.875 10/01/54 2,882,950
1,000,000 (d) Public Finance Authority of Wisconsin, Educational Facility
Revenue Bonds, LEAD Academy Project, Series 2016A
5.000 08/01/36 917,331
3,000,000 (d) Public Finance Authority of Wisconsin, Educational Facility
Revenue Bonds, LEAD Academy Project, Series 2016A
5.125 08/01/46 2,537,079
2,875,000 (d) Public Finance Authority of Wisconsin, Educational Facility
Revenue Bonds, LEAD Academy Project, Series 2021
5.000 08/01/56 2,242,560
4,395,000 Public Finance Authority of Wisconsin, Educational Facility
Revenue Bonds, Lenoir-Rhyne University, Refunding Series 2022
5.000 04/01/43 4,372,181
4,000,000 Public Finance Authority of Wisconsin, Educational Facility
Revenue Bonds, Lenoir-Rhyne University, Refunding Series 2022
5.125 04/01/52 3,924,286
1,900,000 Public Finance Authority of Wisconsin, Educational Facility
Revenue Bonds, The ASK Academy Project, Series 2015A
6.000 02/01/45 1,904,385
5,300,000 Public Finance Authority of Wisconsin, Health Care Facilities
Revenue Bonds, Blue Ridge HealthCare, Refunding Series 2020A
3.000 01/01/50 4,000,208
1,725,000 (d) Public Finance Authority of Wisconsin, Healthcare Facility
Expansion Revenue Bonds, Church Homes of Hartford Inc
Project, Refunding Series 2015A
5.000 09/01/38 1,725,025
16,835,000 (d) Public Finance Authority of Wisconsin, Hotel Revenue Bonds,
Grand Hyatt San Antonio Hotel Acquisition Project, Subordinate
Lien Series 2022B
6.000 02/01/62 17,622,233
8,500,000 (d),(e) Public Finance Authority of Wisconsin, Limited Obligation Grant
Revenue Bonds, American Dream @ Meadowlands Project, Series
2017A
6.250 08/01/27 8,223,750
21,045,000 (d),(e) Public Finance Authority of Wisconsin, Limited Obligation Grant
Revenue Bonds, American Dream @ Meadowlands Project, Series
2017A
6.750 08/01/31 18,887,887
75,750,000 (d) Public Finance Authority of Wisconsin, Limited Obligation PILOT
Revenue Bonds, American Dream @ Meadowlands Project, Series
2017
6.500 12/01/37 77,221,648
41,330,000 (d) Public Finance Authority of Wisconsin, Limited Obligation PILOT
Revenue Bonds, American Dream @ Meadowlands Project, Series
2017
6.750 12/01/42 42,088,881
257,650,000 (d) Public Finance Authority of Wisconsin, Limited Obligation PILOT
Revenue Bonds, American Dream @ Meadowlands Project, Series
2017
7.000 12/01/50 262,688,964
6,710,000 (d) Public Finance Authority of Wisconsin, Project Revenue Bonds,
Irving Convention Center Hotel Project, First Tier Series 2017A-2
7.000 01/01/50 7,108,153
16,910,000 (d),(e) Public Finance Authority of Wisconsin, Revenue Bonds, Alabama
Gulf Coast Zoo, Series 2018A
6.500 09/01/48 10,146,000
2,600,000 (d),(e) Public Finance Authority of Wisconsin, Revenue Bonds, Alabama
Gulf Coast Zoo, Taxable Series 2018B
6.750 09/01/29 1,560,000
3,100,000 (d),(e) Public Finance Authority of Wisconsin, Revenue Bonds, Alabama
Proton Therapy Center, Senior Series 2017A
6.250 10/01/31 310,000
10,000,000 (d),(e) Public Finance Authority of Wisconsin, Revenue Bonds, Alabama
Proton Therapy Center, Senior Series 2017A
6.850 10/01/47 1,000,000
4,700,000 (d),(e) Public Finance Authority of Wisconsin, Revenue Bonds, Alabama
Proton Therapy Center, Senior Series 2017A
7.000 10/01/47 470,000
2,000,000 (d),(e) Public Finance Authority of Wisconsin, Revenue Bonds, Alabama
Proton Therapy Center, Senior Series 2017B
8.500 10/01/47 20
5,000,000 Public Finance Authority of Wisconsin, Revenue Bonds, Bayhealth
Medical Center Project, Series 2021A - BAM Insured
3.000 07/01/50 3,820,543
3,000,000 (d),(e) Public Finance Authority of Wisconsin, Revenue Bonds, Delray
Beach Radiation Therapy Center, Subordinate Series 2017B
0.000 11/01/46 600,000
1,220,000 Public Finance Authority of Wisconsin, Revenue Bonds, Prime
Healthcare Foundation, Inc., Series 2017A
5.200 12/01/37 1,253,395
2,725,000 Public Finance Authority of Wisconsin, Revenue Bonds, Prime
Healthcare Foundation, Inc., Series 2017A
5.350 12/01/45 2,779,713
18,790,000 (d),(e) Public Finance Authority of Wisconsin, Revenue Bonds, Procure
Proton Therapy Center, Senior Series 2018A
6.950 07/01/38 13,153,000

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 60,680,000 (d),(e) Public Finance Authority of Wisconsin, Revenue Bonds, Procure
Proton Therapy Center, Senior Series 2018A
7.000% 07/01/48 $ 42,476,000
4,410,000 Public Finance Authority of Wisconsin, Revenue Bonds, Roseman
University of Health Sciences, Series 2015
5.875 04/01/45 4,423,227
4,270,000 Public Finance Authority of Wisconsin, Revenue Bonds,
SearStone Retirement Community, Series 2023A
5.000 06/01/37 4,351,892
33,365,000 Public Finance Authority of Wisconsin, Revenue Bonds,
SearStone Retirement Community, Series 2023A
5.000 06/01/52 31,832,326
9,500,000 (d) Public Finance Authority of Wisconsin, Revenue Bonds, Senior
Revenue Bonds, Proton International Arkansas, LLC, Series 2021A
6.850 01/01/51 7,038,035
6,650,000 (d) Public Finance Authority of Wisconsin, Revenue Bonds, Viticus
Group Project, Series 2022A
4.250 12/01/51 5,521,772
4,180,000 Public Finance Authority of Wisconsin, Senior Airport Facilities
Revenue and Refunding Bonds, TrIPS Obligated Group, Series
2012B
5.000 07/01/42 4,141,715
5,605,000 (d) Public Finance Authority of Wisconsin, Senior Revenue Bonds,
Maryland Proton Treatment Center, Series 2018A-1
6.125 01/01/33 2,522,250
22,230,000 (d),(e) Public Finance Authority of Wisconsin, Senior Revenue Bonds,
Maryland Proton Treatment Center, Series 2018A-1
6.250 01/01/38 10,003,500
90,145,000 (d),(e) Public Finance Authority of Wisconsin, Senior Revenue Bonds,
Maryland Proton Treatment Center, Series 2018A-1
6.375 01/01/48 40,565,250
2,600,000 (d) Public Finance Authority of Wisconsin, Student Housing Revenue
Bonds, University of Hawaii Foundation Project, Green and Social
Series 2021A-1
4.000 07/01/61 2,047,421
2,000,000 (d) Public Finance Authority of Wisconsin, Student Housing Revenue
Bonds, University of Hawaii Foundation Project, Subordinate
Green and Social Series 2021B
5.250 07/01/61 1,745,359
4,865,000 (c) Public Finance Authority of Wisconsin, Wisconsin Revenue Note,
KDC Agribusiness LLC Project, Series 2022B
15.000 12/31/25 487
7,750,000 (d) Public Finance Authority, Wisconsin, Revenue Bonds, Two Step
Project, Series 2024
0.000 12/15/34 4,283,975
6,500,000 (d) Public Finance Authority, Wisconsin, Revenue Bonds, Ultimate
Medical Academy, Taxable Series 2019B
6.125 10/01/49 5,581,144
21,625,000 (d) Public Finance Authority, Wisconsin, Revenue Bonds, Vonore
Fiber Products Sustainable Packaging Project, Taxable Green
Series 2019
7.500 06/01/29 21,137,451
35,100,000 (d) Public Finance Authority, Wisconsin, Tax Increment Revenue
Senior Bonds, World Center Project Series 2024A
5.000 06/01/41 35,780,456
3,215,000 (d) Public Finance Authority, Wisconsin, Tax Increment Revenue
Subordinate Bonds, World Center Project Series 2024B
8.000 06/15/42 3,233,688
6,650,000 (d) Saint Croix Chippewa Indians of Wisconsin, Revenue Bonds,
Refunding Senior Series 2021
5.000 09/30/41 6,047,700
13,825,000 (f) University of Wisconsin Hospitals and Clinics Authority, Revenue
Bonds, Series 2018A, (UB)
4.250 04/01/48 13,505,745
2,130,000 (d) Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Rocket Education Obligated Group, Series 2017C
5.250 06/01/40 2,125,439
8,500,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Agnesian HealthCare, Inc., Series 2017
4.000 07/01/47 8,062,571
1,850,000 (e) Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, American Baptist Homes of the Midwest
Obligated Group, Refunding Series 2017
5.000 08/01/37 1,378,742
10,000,000 (f) Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Aspirus, Inc. Obligated Group, Series 2017, (UB)
5.000 08/15/52 10,118,609
1,500,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Dickson Hollow Phase 2 Project, Series 2024
6.125 10/01/59 1,547,013
5,620,000 (f) Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Froedtert Health, Inc. Obligated Group, Series
2017A, (UB)
5.000 04/01/48 5,672,823
15,345,000 (f) Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Marshfield Clinic Health System Inc Series
2024A - BAM Insured, (UB)
4.500 02/15/54 14,716,366
9,745,000 (f) Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Medical College of Wisconsin, Inc., Series 2016,
(UB)
4.000 12/01/46 9,336,897

Portfolio of Investments December 31, 2024
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 30,000,000 (f) Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Medical College of Wisconsin, Inc., Series 2022,
(UB)
4.000% 12/01/51 $ 28,308,159
1,650,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Mile Bluff Medical Center, Inc., Series 2014
5.500 05/01/34 1,619,976
2,635,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Mile Bluff Medical Center, Inc., Series 2014
5.750 05/01/39 2,557,169
1,000,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Oakwood Lutheran Senior Ministries, Series
2021
4.000 01/01/57 800,715
10,105,000 (f) Wisconsin Housing and Economic Development Authority, Home
Ownership Revenue Bonds, Social Series 2024A, (UB)
4.750 09/01/50 10,158,204
12,500,000 (f) Wisconsin Housing and Economic Development Authority, Home
Ownership Revenue Bonds, Social Series 2024B, (UB)
4.750 03/01/51 12,554,374
10,115,000 (f) Wisconsin Housing and Economic Development Authority,
Housing Revenue Bonds, Series 2018A, (UB)
4.300 11/01/53 9,477,107
TOTAL WISCONSIN 1,107,805,278
WYOMING - 0.1%
10,245,000 Larmie County, Wyoming, Hospital Revenue Bonds, Cheyenne
Regional Medical Center Project, Refunding Series 2021
3.000 05/01/42 8,363,152
8,250,000 (f) Wyoming Community Development Authority, Housing Revenue
Bonds, 2023 Series 3, (UB)
4.850 12/01/48 8,433,564
TOTAL WYOMING 16,796,716
TOTAL MUNICIPAL BONDS
(Cost $19,525,542,908) 18,749,488,465
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
1444043 VARIABLE RATE SENIOR LOAN INTERESTS - 0.0% 1444043
CAPITAL GOODS - 0.0%
6,819,826 (c),(e) KDC Agribusiness Fairless Hills LLC 12.000 09/17/25 682
TOTAL CAPITAL GOODS 682
CONSUMER DURABLES & APPAREL - 0.0%
1,096,191 (c) Cahava Springs Advance 7.500 12/31/26 1,096,191
TOTAL CONSUMER DURABLES & APPAREL 1,096,191
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
347,170 (c) Tuscan Gardens of Palm Coast 15.000 10/12/25 347,170
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 347,170
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(Cost $8,263,187) 1,444,043
TOTAL LONG-TERM INVESTMENTS
(Cost $19,567,868,539) 18,779,100,934
FLOATING RATE OBLIGATIONS - (34.2)% (5,057,880,000)
OTHER ASSETS & LIABILITIES, NET -  7.2% 1,060,850,411
NET ASSETS - 100% $ 14,782,071,345
AMT Alternative Minimum Tax
ETM Escrowed to maturity
IF Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the
Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse Trust unless otherwise noted.
(a) Common Stock received as part of spin-off from WestRock Company.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) For fair value measurement disclosure purposes, investment classified as Level 3.
(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $4,834,598,180 or 25.7% of Total Investments.

Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
(e) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(f) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(g) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding.
The rate shown is the coupon as of the end of the reporting period.
(h) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(i) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(j) When-issued or delayed delivery security.
(k) Inverse floating rate trust is a non recourse trust.
Credit Default Swaps - OTC Uncleared
Counterparty
Referenced
Entity
Buy/Sell
Protection (a)
Current
Credit
Spread (b)
Notional
Amount
Fixed
Rate
(Annualized)
Fixed Rate
Payment
Frequency
Maturity
Date Value
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Citigroup Global
Markets Inc.(c)
City of Chicago Sell 2.09% $ 5,000,000 1.000 % Quarterly 12/22/25 $ 16,317 $ (40,408) $ 56,725
Citigroup Global
Markets Inc.(c)
City of Chicago Sell 3.13 60,000,000 1.000 Quarterly 6/20/28 185,600 (2,565,351) 2,750,951
Citigroup Global
Markets Inc.(c)
State of Illinois Sell 1.38 25,000,000 1.000 Quarterly 12/20/25 148,583 (64,286) 212,869
Total
$ 90,000,000 $ 350,500
$(2,670,045) $ 3,020,545
(a) The Fund entered into the credit default swaps to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning the referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.
(b) The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of higher likelihood of performance by the seller of protection.
(c) For fair value measurement disclosure purposes, investment classified as Level 3.

Portfolio of Investments December 31, 2024
(continued)
High Yield

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:
The valuation techniques and significant unobservable inputs used in recurring Level 3 fair value measurements of assets as of the end of the report-
ing period, were as follows:
The table below presents the transfers in and out of the three valuation levels for the Fund as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent the Adviser determines that the valuation inputs or methodologies may impact the valuation of those securities.
High Yield
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 1,397,427 $ – $ 10 $ 1,397,437
Corporate Bonds – 1,156,963 25,614,026 26,770,989
Municipal Bonds – 18,374,817,540 374,670,925 18,749,488,465
Variable Rate Senior Loan Interests – – 1,444,043 1,444,043
Investments in Derivatives:
Credit Default Swaps* – – 3,020,545 3,020,545
Total $ 1,397,427 $ 18,375,974,503 $ 404,749,549 $ 18,782,121,479
* Represents net unrealized appreciation (depreciation).
High Yield
Level 3
Common Stocks
Corporate
Bonds
Municipal
Bonds
Variable Rate
Senior Loan
Interests
Credit Default
Swaps
Balance at the beginning of period $1,232,791,386 $10,438,002 $16,387,572 $874,302 $3,058,391
Gains (losses):
Net realized gains (losses) (420,029,131) - (427,480) - -
Change in net unrealized
appreciation (depreciation) (812,762,245) (751,712) 7,566,163 222,571 (37,846)
Purchases at cost - - 5,416 - -
Sales at proceeds - (272,264) (22,908,119) - -
Net discounts (premiums) - - (437,495) - -
Transfers into - 16,200,000 374,493,148 347,170 -
Transfers (out of) - - (8,280) - -
Balance at the end of period $10 $25,614,026 $374,670,925 $1,444,043 $3,020,545
Change in net unrealized appreciation
(depreciation) during the period of Level 3
securities held as of period end $(146,690) $666,410 $135,799,353 $(873,620) $36,723
Fund Asset Class Market Value Techniques
Unobservable
Inputs Range
Weighted
Average
High Yield Corporate Bonds $25,614,026 Indicative Trade Broker Quote $75.00-$90.58 $80.73
Municipal Bonds 177,776 Expected Recovery Recovery Proceeds $100.00 N/A
374,493,159 Expected Recovery Recovery Proceeds $54.25 N/A
Variable Rate
Senior Loan
Interests
1,444,043 Purchase Cost Cost $100.00 N/A
Credit Default
Swaps*
3,020,545 Third Party Vendor Yield Spread $100.28-$100.56 $100.30
Total $404,749,549
* Represents net unrealized appreciation (depreciation).
Level 1
Level 2 Level 3
Transfers In (Transfers Out) Transfers In (Transfers Out) Transfers In (Transfers Out)
High Yield
Corporate Bonds $- $- $- $(16,200,000) $16,200,000 $-
Municipal Bonds - - 8,280 (374,493,148) 374,493,148 (8,280)
Variable Rate
Senior Loan
Interests - - - (347,170) 347,170 -

Portfolio of Investments December 31, 2024
Short Duration High Yield
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 92.0%
1 COMMON STOCKS - 0.0% 1
MATERIALS - 0.0%
153 (a),(b) Palouse Fiber Holdings $ 1
TOTAL MATERIALS 1
TOTAL COMMON STOCKS
(Cost $22,950) 1
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
7,875,000 CORPORATE BONDS - 0.2% 7,875,000
CONSUMER SERVICES - 0.2%
$ 10,500,000 (a) Wild Rivers Water Park 8.500% 11/01/51 7,875,000
TOTAL CONSUMER SERVICES 7,875,000
TOTAL CORPORATE BONDS
(Cost $9,659,341) 7,875,000
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
4643288237 MUNICIPAL BONDS - 91.8% 4643288237
ALABAMA - 3.4%
2,120,000 (c) Alabama Private Colleges and University Facilities Authority,
Limited Obligation Bonds, University of Mobile Project, Series
2015A
5.350 09/01/27 2,124,083
50,000,000 (d),(e) Black Belt Energy Gas District, Alabama, Gas PrePay Revenue
Bonds, Project 7 Series 2022C-2, (Mandatory Put 6/01/29)
(SOFR*0.67% + 2.150%), (UB)
5.708 02/01/53 51,874,585
2,220,000 Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2024A, (Mandatory Put 9/01/32)
5.250 05/01/55 2,367,521
1,645,000 Hoover Industrial Development Board, Alabama, Environmental
Improvement Revenue Bonds, United States Steel Corporation
Proejcet, Green Series 2020, (AMT), (Mandatory Put 11/01/30)
6.375 11/01/50 1,859,970
5,125,000 Hoover Industrial Development Board, Alabama, Environmental
Improvement Revenue Bonds, United States Steel Corporation
Proejcet, Series 2019, (AMT)
5.750 10/01/49 5,342,320
200,000 MidCity Improvement District, Alabama, Special Assessment
Revenue Bonds, Series 2022
3.875 11/01/27 193,299
12,550,000 Mobile County Industrial Development Authority, Alabama, Solid
Waste Disposal Revenue Bonds, AM/NS Calvert LLC Project,
Series 2024B, (AMT)
4.750 12/01/54 12,158,900
760,000 Mobile Spring Hill College Educational Building Authority,
Alabama, Revenue Bonds, Spring Hill College Project, Series
2015
5.000 04/15/27 706,562
5,955,000 (f) Montgomery Medical Clinic Board, Alabama, Health Care Facility
Revenue Bonds, Jackson Hospital & Clinic, Series 2015
5.000 03/01/33 4,049,400
3,500,000 (f) Montgomery Medical Clinic Board, Alabama, Health Care Facility
Revenue Bonds, Jackson Hospital & Clinic, Series 2015
5.000 03/01/36 2,380,000
8,345,000 Phenix City Industrial Development Board, Alabama,
Environmental Improvement Revenue Refunding Bonds,
MeadWestvaco Coated Board Project, Series 2012A, (AMT)
4.125 05/15/35 8,162,004
5,000,000 Southeast Alabama Gas Supply District, Alabama, Gas Supply
Revenue Bonds, Project 1, Refunding Series 2024A, (Mandatory
Put 4/01/32)
5.000 08/01/54 5,297,906
10,000,000 Southeast Alabama Gas Supply District, Alabama, Gas Supply
Revenue Bonds, Project 2, Refunding Series 2024B, (Mandatory
Put 5/01/32)
5.000 06/01/49 10,640,390
50,000,000 (d),(e) Southeast Energy Authority, Alabama, Commodity Supply
Revenue Bonds, Project 3, Fixed Rate Series 2022A-1, (Mandatory
Put 12/01/29) (SOFR*0.67% + 2.420%), (UB)
5.978 01/01/53 52,497,265
14,000,000 (c) Tuscaloosa County Industrial Development Authority, Alabama,
Gulf Opportunity Zone Bonds, Hunt Refining Project, Refunding
Series 2019A
5.250 05/01/44 14,177,236
TOTAL ALABAMA 173,831,441

Portfolio of Investments December 31, 2024
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ALASKA - 0.0%
$ 260,000 Northern Tobacco Securitization Corporation, Alaska, Tobacco
Settlement Asset-Backed Bonds, Senior Series 2021A Class 1
4.000% 06/01/41 $ 248,219
TOTAL ALASKA 248,219
ARIZONA - 2.8%
24,815,000 (e) Arizona Health Facilities Authority, Hospital Revenue Bonds,
Banner Health Systems, Series 2007B (LIBOR 3 M*0.67% +
0.810%), (UB)
4.597 01/01/37 24,227,564
2,975,000 (c),(d) Arizona Health Facilities Authority, Hospital Revenue Bonds,
Banner Health Systems, Tender Option Bond Trust Series 2023-
XF3088, (IF)
5.779 01/01/37 2,740,247
2,975,000 (c),(d) Arizona Health Facilities Authority, Hospital Revenue Bonds,
Banner Health Systems, Tender Option Bond Trust Series 2023-
XF3088, (IF)
5.779 01/01/37 2,740,247
1,485,000 (c),(d) Arizona Health Facilities Authority, Hospital Revenue Bonds,
Banner Health Systems, Tender Option Bond Trust Series 2023-
XF3088, (IF)
5.779 01/01/37 1,367,820
1,485,000 (c),(d) Arizona Health Facilities Authority, Hospital Revenue Bonds,
Banner Health Systems, Tender Option Bond Trust Series 2023-
XF3088, (IF)
5.846 01/01/37 1,367,821
500,000 (c) Arizona Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Basis Schools, Inc. Projects, Series 2017D
5.000 07/01/37 506,053
425,000 (c) Arizona Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Somerset Academy of Las Vegas Aliante
and Skye Canyon Campus Projects, Series 2021A
3.000 12/15/31 391,128
565,000 (c) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds,  Arizona Agribusiness and Equine Center, Inc.
Project, Series 2017B
4.000 03/01/27 558,636
130,000 (c) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Academies of Math & Science Projects, Series
2022
5.000 07/01/32 133,005
1,245,000 Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, KIPPC NYC Public Charter Schools - Jerome
Facility Project, Social Series 2021B
4.000 07/01/41 1,158,150
685,000 (c) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Leman Academy of Excellence - Parker
Colorado Campus Project, Series 2019A
4.500 07/01/29 679,777
3,435,000 (c) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Leman Academy of Excellence - Parker
Colorado Campus Project, Series 2019A
5.000 07/01/49 3,262,939
245,000 (c) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Mater Academy of Nevada - Mountain Vista
Campus Project, Series 2018A
4.750 12/15/28 248,199
680,000 (c) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Pinecrest Academy of Nevada Horizon,
Inspirada and St. Rose Campus Projects, Series 2018A
5.750 07/15/38 694,391
360,000 (c) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Pinecrest Academy-Cadence Campus Project,
Series 2020A
4.000 07/15/30 358,757
30,885,000 (c) Arizona Industrial Development Authority, Arizona, Hotel
Revenue Bonds, Provident Group Falcon Properties LLC, Project,
Senior Series 2022A-1
4.000 12/01/41 24,718,924
1,825,000 (c),(f) Arizona Industrial Development Authority, Education Facility
Revenue Bonds, Caurus Academy Project, Series 2018A
5.850 06/01/29 1,277,500
1,235,000 Arizona Industrial Development Authority, Multifamily Housing
Revenue Bonds, Bridgewater Avondale Project, Series 2017
4.750 01/01/28 1,154,085
6,040,000 (c) Arizona Industrial Development Authority, Revenue Bonds,
Mirabella at ASU Project, Refunding Series 2023A
4.700 10/01/28 5,510,793
10,095,000 (c) Arizona Industrial Development Authority, Revenue Bonds,
Mirabella at ASU Project, Refunding Series 2023B, (Mandatory
Put 1/01/27)
7.350 10/01/28 9,417,937
5,675,000 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series
2019, (AMT), (Mandatory Put 6/01/29)
4.000 06/01/49 5,690,250

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ARIZONA (continued)
$ 650,000 (c) Coconino County Industrial Development Authority, Arizona,
Education Revenue Bonds, Flagstaff Arts & Leadership Academy
Project, Refunding Series 2020
4.750% 07/01/30 $ 622,387
225,000 (c) Eastmark Community Facilities District 1, Mesa, Arizona, General
Obligation Bonds, Series 2015
4.000 07/15/25 224,101
69,000 (c) Eastmark Community Facilities District 1, Mesa, Arizona, Special
Assessment Revenue Bonds, Assessment District 2, Series 2014
4.375 07/01/25 68,932
250,000 (c) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Arizona Autism Charter Schools
Project, Social Series 2021A
4.000 07/01/31 246,205
1,460,000 (c) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Benjamin Franklin Charter School
Projects, Series 2018A
4.800 07/01/28 1,487,740
650,000 (c) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Legacy Traditional Schools Projects,
Series 2021A
3.000 07/01/31 604,240
385,000 (c) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Legacy Traditional Schools Projects,
Series 2021A
4.000 07/01/41 349,012
5,000,000 Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Legacy Traditional Schools Projects,
Series 2024
4.000 07/01/34 4,803,320
5,000,000 Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Legacy Traditional Schools Projects,
Series 2024
4.000 07/01/39 4,629,914
1,745,000 (c) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Sun Valley Academy, Series 2024A
5.250 07/01/34 1,786,430
2,885,000 (c) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Sun Valley Academy, Series 2024A
6.250 07/01/44 2,993,903
130,000 (c) Maricopa County Industrial Development Authority, Arizona,
Educational Facilities Revenue Bonds, Ottawa University Projects,
Series 2020
5.000 10/01/26 128,474
425,000 (c) Maricopa County Industrial Development Authority, Arizona,
Educational Facilities Revenue Bonds, Ottawa University Projects,
Series 2020
5.125 10/01/30 417,405
6,500,000 Maricopa County Pollution Control Corporation, Arizona,
Pollution Control Revenue Bonds, El Paso Electric Company Palo
Verde Project, Refunding Series 2012A
4.500 08/01/42 6,383,841
1,085,000 (c) Phoenix Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Northwest Christian School Project,
Series 2020A
5.000 09/01/45 977,557
1,175,000 Phoenix Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Villa Montessori, Inc. Projects, Series
2015
5.000 07/01/45 1,156,614
535,000 (c) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, American Leadership
Academy Project, Series 2019
5.000 06/15/34 535,995
660,000 (c) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, American Leadership
Academy Project, Series 2019
5.000 06/15/39 659,995
6,995,000 (c) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Edkey Charter Schools
Project, Refunding Series 2020
5.000 07/01/30 4,896,500
595,000 (f) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Edkey Charter Schools
Project, Series 2016
4.375 07/01/26 416,500
600,000 (c) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Edkey Charter Schools
Project, Series 2019
5.125 07/01/30 420,000
1,870,000 (c),(f) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Edkey Charter Schools
Project, Series 2019
5.500 07/01/40 1,309,000

Portfolio of Investments December 31, 2024
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ARIZONA (continued)
$ 370,000 (c) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Imagine East Mesa Charter
Schools Project, Series 2019
5.000% 07/01/29 $ 372,969
425,000 (c) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Imagine East Mesa Charter
Schools Project, Series 2019
5.000 07/01/34 427,066
575,000 (c) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Imagine East Mesa Charter
Schools Project, Series 2019
5.000 07/01/39 573,239
1,685,000 Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Leading Edge Academy
Maricopa Charter School Project, Series 2013
7.750 12/01/43 1,729,897
815,000 (c) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, San Tan Montessori School
Project, Series 2017
6.125 02/01/28 842,337
640,000 (c) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Synergy Public Charter School
Project, Series 2020
5.000 06/15/35 640,184
2,525,000 (c) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Synergy Public Charter School
Project, Series 2020-1
5.000 06/15/35 2,525,725
290,000 Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, The Paideia Academies
Project, 2019
4.125 07/01/29 280,685
5,185,000 Pima County Industrial Development Authority, Arizona,
Education Revenue Bonds, Arizona Charter Schools Refunding
Project, Series 2016R
5.000 07/01/31 5,198,210
100,000 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue
Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series
2007
5.000 12/01/37 107,899
444,000 (c) Show Low Bluff Community Facilities District, Show Low, Arizona,
Special Assessment Bonds, Area One, Series 2007
5.600 07/01/31 441,818
1,250,000 (c) Sierra Vista Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, American Leadership Academy Project,
Series 2024
5.000 06/15/34 1,285,625
286,000 Southside Community Facilities District 1, Prescott Valley,
Arizona, Special Assessment Revenue Bonds, Series 2008
7.250 07/01/32 230,088
1,155,000 (c) Tempe Industrial Development Authority, Arizona, Revenue
Bonds, Mirabella at ASU Project, Series 2017A
5.500 10/01/27 1,046,504
10,000 (c) Tempe Industrial Development Authority, Arizona, Revenue
Bonds, Mirabella at ASU Project, Series 2017A
6.000 10/01/37 7,352
TOTAL ARIZONA 139,031,886
ARKANSAS - 0.7%
14,310,000 (c) Arkansas Development Finance Authority, Arkansas,
Environmental Improvement Revenue Bonds, United States Steel
Corporation, Green Series 2022, (AMT)
5.450 09/01/52 14,765,516
15,015,000 Arkansas Development Finance Authority, Arkansas,
Environmental Improvement Revenue Bonds, United States Steel
Corporation, Green Series 2023, (AMT)
5.700 05/01/53 15,727,435
415,000 (c) Arkansas Development Finance Authority, Charter School
Revenue Bonds, Academy of Math and Science - Little Rock
Project Taxable Series 2024B
8.500 07/01/28 414,401
2,500,000 (c) Arkansas Development Finance Authority, Industrial
Development Revenue Bonds, Big River Steel Project, Series
2019, (AMT)
4.500 09/01/49 2,416,666
TOTAL ARKANSAS 33,324,018

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA - 5.3%
$ 7,215,000 Antelope Valley Healthcare District, California, Revenue Bonds,
Series 2016A
5.000% 03/01/31 $ 7,154,184
7,565,000 Antelope Valley Healthcare District, California, Revenue Bonds,
Series 2016A
5.250 03/01/36 7,515,122
1,000,000 (c),(d) Bay Area Toll Authority, California, Revenue Bonds San Francisco
Bay Area Toll Bridge Tender Option Bond Trust 2016-XG0019,
(IF)
6.336 04/01/36 1,019,868
355,000 Blythe Redevelopment Agency Successor Agency, California, Tax
Allocation Bonds, Redevelopment Project 1, Refunding Series
2015
5.000 05/01/25 356,922
4,455,000 California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2023C, (Mandatory Put
10/01/31)
5.250 01/01/54 4,734,839
50,000,000 (d),(e) California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green SIFMA Index Rate Series 2022A-1,
(Mandatory Put 8/01/28) (SOFR*0.67% + 1.700%), (UB)
5.258 05/01/53 50,125,195
5,000,000 (c) California Community Housing Agency, California, Essential
Housing Revenue Bonds, K Street Flats, Series 2021A-2
4.000 08/01/50 3,907,676
3,500,000 (c) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Mira Vista Hills  Apartments, Series
2021A
4.000 02/01/56 2,007,694
14,700,000 (c) California Community Housing Agency, Workforce Housing
Revenue Bonds, Annadel Apartments, Series 2019A
5.000 04/01/49 12,782,306
250,000 (c) California Enterprise Development Authority, Charter School
Revenue Bonds, Rocklin Academy Project, Refunding Series
2021A
4.000 06/01/36 241,312
630,000 (c) California Enterprise Development Authority, Charter School
Revenue Bonds, Rocklin Academy Project, Refunding Series
2021A
4.000 06/01/51 547,321
225,000 California Health Facilities Financing Authority, Revenue Bonds,
Children's Hospital Los Angeles, Series 2017A
4.000 08/15/34 224,609
1,000,000 California Health Facilities Financing Authority, Revenue Bonds,
Children's Hospital Los Angeles, Series 2017A
5.000 08/15/47 1,009,865
4,250,000 California Housing Finance Agency, California, Multifamily
Housing Revenue Bonds, Power Station Block 7B, Limited
Obligation Senior Series 2024L
5.200 12/01/27 4,265,110
14,239 California Housing Finance Agency, Municipal Certificate
Revenue Bonds, Class A Series 2021-1
3.500 11/20/35 13,573
11,155,000 (c) California Infrastructure and Economic Development Bank,
Revenue Bonds, Brightline West Passenger Rail Project, Series
2020A-4, (AMT), (Mandatory Put 8/15/25)
8.000 01/01/50 11,462,591
110,000 California Municipal Finance Authority Charter School Revenue
Bonds, John Adams Academies, Inc. Project, Series 2015A
4.500 10/01/25 109,993
270,000 (c) California Municipal Finance Authority Charter School Revenue
Bonds, River Charter Schools Project, Series 2018A
4.500 06/01/28 268,221
395,000 (c) California Municipal Finance Authority,  Revenue Bonds, Creative
Center of Los Altos Project Pinewood & Oakwood Schools, Series
2016B
4.000 11/01/26 392,231
1,150,000 (c) California Municipal Finance Authority, Charter School Lease
Revenue Bonds, Bella Mente Montessori Academy Project, Series
2018A
5.000 06/01/28 1,164,660
555,000 (c) California Municipal Finance Authority, Charter School Lease
Revenue Bonds, Nova Academy Project, Series 2016A
4.000 06/15/26 546,315
1,900,000 (c) California Municipal Finance Authority, Charter School Lease
Revenue Bonds, Nova Academy Project, Series 2016A
5.000 06/15/46 1,797,157
170,000 (c) California Municipal Finance Authority, Charter School Lease
Revenue Bonds, Santa Rosa Academy Project, Series 2015
4.375 07/01/25 170,078
680,000 (c) California Municipal Finance Authority, Charter School Revenue
Bonds, Palmdale Aerospace Academy Project, Series 2018A
3.875 07/01/28 670,708
840,000 California Municipal Finance Authority, Education Revenue
Bonds,  American Heritage Foundation Project, Series 2016A
5.000 06/01/36 848,988
220,000 (c) California Municipal Finance Authority, Education Revenue
Bonds, STREAM Charter Schools Project, Series 2020A
5.000 06/15/41 211,639

Portfolio of Investments December 31, 2024
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 22,836,675 (c) California Municipal Finance Authority, Multifamily Housing
Revenue Bonds, Pacific Oaks Senior Apartments, Series 2022A,
(Mandatory Put 7/01/32)
4.000% 07/01/57 $ 21,948,022
175,000 (c) California Municipal Finance Authority, Revenue Bonds,
Community Health Centers of the Central Coast, Inc., Series
2021A
5.000 12/01/36 180,473
420,000 California Municipal Finance Authority, Revenue Bonds, Goodwill
Industries of Sacramento Valley & Northern Nevada Project,
Series 2014A
4.250 01/01/25 420,000
5,000,000 California Municipal Finance Authority, Revenue Bonds, Linxs
APM Project, Senior Lien Series 2018A, (AMT)
5.000 12/31/43 5,047,294
350,000 California Municipal Finance Authority, Revenue Bonds, NorthBay
Healthcare Group, Series 2015
5.000 11/01/27 350,109
1,425,000 California Municipal Finance Authority, Revenue Bonds, NorthBay
Healthcare Group, Series 2017A
5.000 11/01/28 1,441,677
2,595,000 California Municipal Finance Authority, Revenue Bonds, NorthBay
Healthcare Group, Series 2017A
5.250 11/01/29 2,635,912
1,990,000 California Municipal Finance Authority, Revenue Bonds, NorthBay
Healthcare Group, Series 2017A
5.000 11/01/30 2,012,317
1,000,000 California Municipal Finance Authority, Revenue Bonds, NorthBay
Healthcare Group, Series 2017A
5.250 11/01/31 1,015,031
1,000,000 (c) California Municipal Finance Authority, Revenue Bonds, Simpson
University, Series 2020A
6.000 10/01/50 1,013,446
4,940,000 California Municipal Finance Authority, Special Facility Revenue
Bonds, United Airlines, Inc. Los Angeles International Airport
Project, Series 2019, (AMT)
4.000 07/15/29 4,867,506
2,575,000 California Pollution Control Financing Authority, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Series 2015A-
3, (AMT)
4.300 07/01/40 2,577,629
2,750,000 (c) California Pollution Control Financing Authority, Water Furnishing
Revenue Bonds, San Diego County Water Authoriity Desalination
Project Pipeline, Refunding Series 2019
5.000 11/21/45 2,797,776
1,355,000 (c) California Public Finance Authority, Charter School Lease
Revenue Bonds, California Crosspoint Academy Project, Series
2020A
4.250 07/01/30 1,281,111
415,000 California Public Finance Authority, Charter School Lease
Revenue Bonds, Multicultural Learning Center Project, Series
2017A
5.250 06/15/27 417,946
1,000,000 California Public Finance Authority, Senior Living Revenue Bonds,
The James, Senior Series 2024A
5.700 06/01/34 984,236
5,500,000 California Public Finance Authority, Senior Living Revenue Bonds,
The James, Senior Series 2024A
5.875 06/01/39 5,346,208
860,000 (c) California Public Finance Authority, University Housing Revenue
Bonds, National Campus Community Development - Claremont
Properties LLC Claremont Colleges Project, Refunding Series
2023A
5.000 07/01/35 908,226
1,375,000 (c) California Public Finance Authority, University Housing Revenue
Bonds, National Campus Community Development - Claremont
Properties LLC Claremont Colleges Project, Refunding Series
2023A
5.250 07/01/40 1,477,178
1,905,000 (c) California School Finance Authority Charter School Revenue
Bonds, California, ACE Charter Schools, Obligated Group, Series
2016A
4.500 06/01/29 1,901,915
1,135,000 (c) California School Finance Authority Charter, School Revenue
Bonds, Rocketship Education, Mateo Sheedy Project, Series
2015A
4.250 03/01/28 1,130,958
515,000 (c) California School Finance Authority, California, Charter School
Revenue Bonds, Encore Education Obligated Group, Series
2016A
5.000 06/01/26 507,613
1,935,000 (c) California School Finance Authority, California, Charter School
Revenue Bonds, Hayward Twin Oaks Montessori Charter School
Project, Series 2024A
5.500 06/15/39 1,911,029

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 265,000 (c) California School Finance Authority, California, Charter School
Revenue Bonds, TEACH Public Schools Obligated Group, Series
2019A
5.000% 06/01/29 $ 267,726
750,000 (c) California School Finance Authority, California, Charter School
Revenue Bonds, TEACH Public Schools Obligated Group, Series
2019A
5.000 06/01/39 751,183
2,080,000 (c) California School Finance Authority, Charter School Lease
Revenue Bonds, Pathways to College Project, Series 2023A
7.250 06/15/43 2,151,467
405,000 (c) California School Finance Authority, Charter School Lease
Revenue Bonds, Pathways to College Project, Taxable Series
2023B
7.500 06/15/29 412,397
10,000 (c) California School Finance Authority, Charter School Revenue
Bonds, Aspire Public School - Obligated Group,Issue No.6, Series
2020A
5.000 08/01/42 10,117
400,000 (c) California School Finance Authority, Charter School Revenue
Bonds, CIty Charter School Obligated Group, Series 2016A
5.000 06/01/26 401,567
385,000 (c) California School Finance Authority, Charter School Revenue
Bonds, Downtown College Prep - Obligated Group, Series 2016
4.000 06/01/26 371,328
1,000,000 (c) California School Finance Authority, Charter School Revenue
Bonds, Downtown College Prep - Obligated Group, Series 2016
4.500 06/01/31 893,495
230,000 (c),(g) California School Finance Authority, Charter School Revenue
Bonds, Escuela Popular Charter School, Series 2017, (ETM)
5.500 07/01/27 236,292
250,000 (c) California School Finance Authority, Charter School Revenue
Bonds, Escuela Popular Charter School, Series 2017
5.500 07/01/27 252,409
695,000 (c) California School Finance Authority, Charter School Revenue
Bonds, Partnerships to Uplift Communities Project, Refunding
Social Series 2023
5.000 08/01/33 726,706
500,000 (c) California School Finance Authority, Charter School Revenue
Bonds, Partnerships to Uplift Communities Project, Refunding
Social Series 2023
5.250 08/01/38 522,447
370,000 (c) California School Finance Authority, Charter School Revenue
Bonds, Rocketship Education Obligated Group, Series 2016A
5.000 06/01/26 370,617
630,000 (c) California School Finance Authority, Charter School Revenue
Bonds, Rocketship Education Obligated Group, Series 2017A
4.500 06/01/27 631,261
975,000 (c) California School Finance Authority, Charter School Revenue
Bonds, Rocketship Education Obligated Group, Series 2017A
5.000 06/01/34 982,897
315,000 (c) California School Finance Authority, Charter School Revenue
Bonds, Rocketship Public Schools Obligated Group, Series
2017G
5.000 06/01/30 320,210
6,865,000 (c) California School Finance Authority, Charter School Revenue
Bonds, Russell Westbrook Why Not Academy Obligated Group,
Series 2021A
4.000 06/01/61 5,123,510
240,000 California School Finance Authority, Charter School Revenue
Bonds, Santa Clarita Valley International School Project, Series
2021A
4.000 06/01/31 226,471
100,000 California School Finance Authority, Charter School Revenue
Bonds, Santa Clarita Valley International School Project, Series
2021A
4.000 06/01/41 82,721
2,165,000 (c) California School Finance Authority, Charter School Revenue
Bonds, Scholarship Prep Public Schools Obligated Group, Series
2023A
5.500 06/01/43 2,194,045
250,000 (c) California School Finance Authority, Charter School Revenue
Bonds, Social Bonds iLead Lancaster Project, Series 2021A
4.000 06/01/31 234,455
435,000 (c) California School Finance Authority, Charter School Revenue
Bonds, Social Bonds iLead Lancaster Project, Series 2021A
5.000 06/01/41 402,793
1,465,000 (c) California School Finance Authority, Charter School Revenue
Bonds, Valley International Preparatory High School Project,
Series 2022A
5.000 03/01/37 1,295,605
255,000 (c) California School Finance Authority, School Facility Revenue
Bonds, Granada Hills Charter High School Obligated Group,
Series 2021A
4.000 07/01/29 256,883
145,000 (c) California Statewide Communities Development Authority
Revenue Bonds, California Baptist University, Refunding Series
2017A
5.000 11/01/32 147,747

Portfolio of Investments December 31, 2024
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 1,100,000 (c) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5.000% 12/01/41 $ 1,109,985
11,000,000 (c) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5.000 12/01/46 11,074,301
3,830,000 (c) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5.250 12/01/56 3,848,903
850,000 (c) California Statewide Communities Development Authority,
College Housing Revenue Bonds, National Campus Community
Development - Hooper Street LLC Project, Series 2019
5.000 07/01/29 867,599
155,000 California Statewide Communities Development Authority,
Special Tax Bonds, Community Facilities District 2015-2 Rio
Bravo, Series 2015A
4.375 09/01/25 155,379
1,005,000 California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue Bonds,
Refunding Series 2015R-1
5.000 09/02/25 1,016,394
1,045,000 California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue Bonds,
Refunding Series 2015R-1
5.000 09/02/26 1,055,303
405,000 California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue Bonds,
Series 2018A
4.000 09/02/28 406,760
2,150,000 California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue Bonds,
Series 2018A
5.000 09/02/38 2,221,082
11,672 (a),(f) California Statewide Community Development Authority,
Revenue Bonds, Daughters of Charity Health System, Series
2005A
5.750 12/31/24 11,672
25,864 (a),(f) California Statewide Community Development Authority,
Revenue Bonds, Daughters of Charity Health System, Series
2005A
5.750 07/01/30 25,864
1,784 (a),(f) California Statewide Community Development Authority,
Revenue Bonds, Daughters of Charity Health System, Series
2005A
5.750 07/01/35 1,784
4,654 (a),(f) California Statewide Community Development Authority,
Revenue Bonds, Daughters of Charity Health System, Series
2005G
5.500 12/31/25 4,654
9,520 (a),(f) California Statewide Community Development Authority,
Revenue Bonds, Daughters of Charity Health System, Series
2005H
5.750 07/01/25 9,520
315,000 Compton Public Finance Authority, California, Lease Revenue
Bonds, Refunding & Various Capital Projects, Series 2008 -
AMBAC Insured
5.250 09/01/27 315,265
2,060,000 (c) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Acacia on Santa Rosa Creek, Mezzanine
Lien Series 2021B
4.000 10/01/46 1,614,129
1,175,000 (c) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Renaissance at City Center, Series
2020A
5.000 07/01/51 1,115,511
2,500,000 (c) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Vineyard Gardens Apartments, Senior
Lien Series 2021A
3.250 10/01/58 1,713,560
740,000 (g) Golden State Tobacco Securitization Corporation, California,
Tobacco Settlement Asset-Backed Bonds, Series 2018A-1, (Pre-
refunded 6/01/28)
5.000 06/01/35 792,209
3,800,000 Grossmont Healthcare District, California, General Obligation
Bonds, Refunding Series 2015D
4.000 07/15/40 3,740,570
195,000 Hesperia, California, Special Tax Bonds, Community Facilities
District 2005-1 Belgate Development Restructuring Series 2014
5.000 09/01/26 195,609
10,000,000 Inland Empire Tobacco Securitization Authority, California,
Tobacco Settlement Asset-Backed Bonds, Series 2007C-1.Turbo
Capital Appreciation
0.000 06/01/36 4,525,731

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 2,250,000 Kaweah Delta Health Care District, California, Revenue Bonds,
Series 2015B
5.000% 06/01/40 $ 2,129,485
340,000 Lathrop, California, Limited Obligation Improvement Bonds,
Crossroads Assessment District, Series 2015
4.000 09/02/25 340,029
85,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement Areas
1, Series 2019
4.200 09/01/25 84,825
105,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement Areas
1, Series 2019
4.350 09/01/26 104,721
125,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement Areas
1, Series 2019
4.400 09/01/27 124,509
145,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement Areas
1, Series 2019
4.500 09/01/28 144,596
1,120,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement Areas
1, Series 2019
5.100 09/01/33 1,138,719
55,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement Areas
2, Series 2019
4.200 09/01/25 54,887
65,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement Areas
2, Series 2019
4.350 09/01/26 64,827
80,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement Areas
2, Series 2019
4.400 09/01/27 79,686
95,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement Areas
2, Series 2019
4.500 09/01/28 94,767
695,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement Areas
2, Series 2019
5.100 09/01/33 706,616
110,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement Areas
3, Series 2019
4.200 09/01/25 109,773
130,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement Areas
3, Series 2019
4.350 09/01/26 129,655
155,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement Areas
3, Series 2019
4.400 09/01/27 154,392
180,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement Areas
3, Series 2019
4.500 09/01/28 179,559
1,390,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement Areas
3, Series 2019
5.100 09/01/33 1,413,231
25,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement Areas
5, Series 2019
4.450 09/01/25 24,955
30,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement Areas
5, Series 2019
4.600 09/01/26 29,939
35,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement Areas
5, Series 2019
4.650 09/01/27 34,898
45,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement Areas
5, Series 2019
4.750 09/01/28 44,935
335,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement Areas
5, Series 2019
5.350 09/01/33 341,960

Portfolio of Investments December 31, 2024
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 1,845,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement Areas
5, Series 2019
5.850% 09/01/49 $ 1,876,889
40,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1, Central Lathrop Specific Plan Improvement Areas
4, Series 2019
4.200 09/01/25 39,917
45,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1, Central Lathrop Specific Plan Improvement Areas
4, Series 2019
4.350 09/01/26 44,881
55,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1, Central Lathrop Specific Plan Improvement Areas
4, Series 2019
4.400 09/01/27 54,784
65,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1, Central Lathrop Specific Plan Improvement Areas
4, Series 2019
4.500 09/01/28 64,819
495,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1, Central Lathrop Specific Plan Improvement Areas
4, Series 2019
5.100 09/01/33 503,273
105,000 Long Beach Bond Finance Authority, California, Natural Gas
Purchase Revenue Bonds, Series 2007A
5.500 11/15/37 120,166
7,370,000 (e) Modesto Irrigation District Financing Authority, California,
Domestic Water Project Revenue Bonds, Index Rate Series 2007 -
NPFG Insured (TSFR3M*0.67% + 0.630%)
3.820 09/01/37 7,078,291
525,000 Moorpark, California, Special Tax Bonds, Community Facilities
District 2004-1, Refunding Junior Lien Series 2014B
5.200 09/01/28 525,736
690,000 ndio, California, Special Tax Bonds, Community Facilities District
2004-3 Terra Lago, Improvement Area 1, Series 2015
5.000 09/01/26 696,184
755,000 ndio, California, Special Tax Bonds, Community Facilities District
2004-3 Terra Lago, Improvement Area 1, Series 2015
5.000 09/01/28 759,947
100,000 Palm Desert, California, Special Tax Bonds, Community Facilities
District 2021-1 University Park, Series 2021
3.000 09/01/31 93,210
110,000 Palm Desert, California, Special Tax Bonds, Community Facilities
District 2021-1 University Park, Series 2021
4.000 09/01/41 103,246
500,000 Perris Joint Powers Authority, California, Local Agency Revenue
Bonds, Community Facilities District 2001-1 May Farms
Improvement Area 6 &7, Refunding Series 2014E
5.000 09/01/25 500,585
525,000 Perris Joint Powers Authority, California, Local Agency Revenue
Bonds, Community Facilities District 2001-1 May Farms
Improvement Area 6 &7, Refunding Series 2014E
5.000 09/01/26 525,652
100,000 Poway Unified School District, San Diego County, California,
Special Tax Bonds, Community Facilities District 15 Del Sur East
Improvement Area C, Series 2016
5.000 09/01/26 102,949
700,000 Rancho Cordova, California, Special Tax Bonds, Community
Facilities District 2018-1 Grantline 208, Series 2021B
4.000 09/01/41 657,799
750,000 Riverside County, California, Special Tax Bonds, Community
Facilities District 03-1 Newport Road, Series 2014
5.000 09/01/25 751,773
375,000 Roseville, California, Special Tax Bonds, Community Facilities
District 1 Hewlett Parkard Campus Oaks, Series 2016
4.000 09/01/26 376,940
5,100,000 San Diego County Regional Airport Authority, California, Airport
Revenue Bonds, Subordinate Series 2021B, (AMT)
5.000 07/01/56 5,253,519
5,000,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2016B, (AMT)
5.000 05/01/46 5,025,299
230,000 (c) San Francisco City and County Infrastructure and Revitalization
Financing District 1 Treasure Island, California, Tax Increment
Revenue Bonds, Facilities Increment Series 2022A
5.000 09/01/27 240,326
400,000 (c) San Francisco City and County Infrastructure and Revitalization
Financing District 1 Treasure Island, California, Tax Increment
Revenue Bonds, Facilities Increment Series 2022A
5.000 09/01/32 430,913
385,000 (c) San Francisco City and County Infrastructure and Revitalization
Financing District 1 Treasure Island, California, Tax Increment
Revenue Bonds, Facilities Increment Series 2022A
5.000 09/01/37 406,374
1,100,000 (c) San Francisco City and County, California, Special Tax
Bonds, Community Facilities District 2016-1 Treasure Island
Improvement Area 2, Series 2022A
4.000 09/01/32 1,088,061

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 30,000 San Jacinto, California, Special Tax Bonds, Community Facilities
District 2002-1 Rancho San Jacinto Phase 2, Series 2016
5.000% 09/01/30 $ 30,491
100,000 (c) Temecula Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 16-01, Series 2017
5.500 09/01/27 103,498
375,000 Tracy, California, Special Tax Bonds, Community Facilities District
2016-2,  Improvement Area 2, Series 2021
4.000 09/01/36 370,117
65,000 West Patterson Financing Authority, California, Special Tax Bonds,
Community Facilities District 2015-1 Arambel-KDN, Refunding
Series 2015
5.000 09/01/25 65,648
TOTAL CALIFORNIA 266,232,173
COLORADO - 8.3%
1,250,000 (c) Aerotropolis Regional Transportation Authority, Colorado,
Special Revenue Bonds, Series 2024
5.500 12/01/44 1,252,124
1,750,000 (c) Aerotropolis Regional Transportation Authority, Colorado,
Special Revenue Bonds, Series 2024
5.750 12/01/54 1,756,536
2,011,854 Alpine Mountain Ranch Metropolitan District, Routt County,
Colorado, Special Assessment Revenue Bonds, Special
Improvement District 1, Refunding Series 2021
4.000 12/01/40 1,864,755
3,632,084 Alpine Mountain Ranch Metropolitan District, Routt County,
Colorado, Special Assessment Revenue Bonds, Special
Improvement District 2, Series 2021
4.000 12/01/40 3,362,659
3,870,000 Arista Metropolitan District, Broomfield County, Colorado,
General Obligation Limited Tax Bonds, Refunding and
Improvement Series 2023B
8.250 12/15/39 4,008,284
215,000 (g) Arkansas River Power Authority, Colorado, Power Revenue
Bonds, Series 2006 - SYNCORA GTY Insured, (ETM)
5.875 10/01/26 221,046
2,605,000 Aurora Highlands Community Authority Board, Adams
County, Colorado, Special Tax Revenue Bonds, Refunding &
Improvement Series 2021A
5.750 12/01/51 2,490,120
678,000 Aviation Station North Metropolitan District 2, Denver County,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2019A
4.000 12/01/29 660,894
2,850,000 Aviation Station North Metropolitan District 2, Denver County,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2019A
5.000 12/01/48 2,752,257
2,530,000 Base Village Metropolitan District 2, Colorado, General
Obligation Bonds, Refunding Series 2016A
5.750 12/01/46 2,531,266
635,000 Bennett Ranch Metropolitan District 1, Adams County, Colorado,
General Obligation Limited Tax Bonds, Convertible to Unlimited
Tax Series 2021A
5.000 12/01/51 574,480
525,000 Berthoud-Heritage Metropolitan District 10, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Senior Series
2022A
4.250 12/01/31 494,455
1,565,000 Berthoud-Heritage Metropolitan District 10, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Senior Series
2022A
4.500 12/01/41 1,359,160
1,500,000 Bradley Heights Metropolitan District 2, Colorado Springs, El
Paso County, Colorado, General Obligation Limited Tax Bonds,
Series 2021A-3
4.750 12/01/51 1,183,365
4,380,000 Broadway Station Metropolitan District 2, Denver City and
County, Colorado, General Obligation Limited Tax Bonds,
Convertible to Unlimited Series 2019A
5.000 12/01/35 3,949,642
20,625,000 Broadway Station Metropolitan District 2, Denver City and
County, Colorado, General Obligation Limited Tax Bonds,
Convertible to Unlimited Series 2019A
5.125 12/01/48 17,155,448
6,151,000 Broadway Station Metropolitan District 3, Denver City and
County, Colorado, General Obligation Limited Tax Bonds,
Convertible to Unlimited Series 2019A
5.000 12/01/39 5,376,492
12,050,000 Broadway Station Metropolitan District 3, Denver City and
County, Colorado, General Obligation Limited Tax Bonds,
Convertible to Unlimited Series 2019A
5.000 12/01/49 9,619,139
4,985,000 Broadway Station Metropolitan District 3, Denver County,
Colorado, Tax Increment Supported Revenue Bonds, Series
2023A
7.000 12/15/32 4,815,124

Portfolio of Investments December 31, 2024
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 180,000 Cathedral Pines Metropolitan District, El Paso County, Colorado,
General Obligation Bonds, Refunding Series 2016
4.000% 12/01/26 $ 179,323
854,000 Clear Creek Transit Metropolitan District 2, Adams County,
Colorado, Revenue Supported Limited Tax General Obligation
Bonds, Series 2021A
4.000 12/01/31 751,627
1,125,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds World Compass Academy Project, Series
2017
4.625 10/01/27 1,102,927
250,000 (c) Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Aspen Ridge School Project, Series
2015A
4.125 07/01/26 248,835
845,000 (c) Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Belle Creek Charter School, Series
2022A
5.000 03/15/32 848,488
1,935,000 (c) Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Belle Creek Charter School, Series
2022A
5.125 03/15/42 1,931,560
150,000 (c) Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Belle Creek Charter School, Taxable
Series 2022B
5.250 03/15/26 149,202
600,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Union Colony School Project, Series
2018
5.000 04/01/38 614,055
555,000 (c) Colorado Educational and Cultural Facilities Authority, Revenue
Bonds, Global Village Academy - Northglenn Project, Series 2020
5.000 12/01/40 540,131
2,210,000 (c) Colorado Educational and Cultural Facilities Authority, Revenue
Bonds, Global Village Academy - Northglenn Project, Series 2020
5.000 12/01/50 2,073,296
1,525,000 (c) Colorado Educational and Cultural Facilities Authority, Revenue
Bonds, Rocky Mountain Classical Academy Project, Refunding
Series 2019
5.000 10/01/29 1,555,056
2,270,000 (c) Colorado Educational and Cultural Facilities Authority, Revenue
Bonds, Rocky Mountain Classical Academy Project, Refunding
Series 2019
5.000 10/01/39 2,279,069
3,520,000 (c) Colorado Educational and Cultural Facilities Authority, Revenue
Bonds, Rocky Mountain Classical Academy Project, Refunding
Series 2019
5.000 10/01/59 3,315,644
3,000,000 (f) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
American Baptist Homes of the Midwest Obligated Group, Series
2013
8.000 08/01/43 1,962,688
375,000 (c),(f) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
American Baptist Homes Project, Series 2016
5.000 02/01/27 344,369
280,000 (c),(f) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Sunny Vista Living Center Project, Refunding & Improvement
Series 2015A
5.000 12/01/25 252,837
750,000 (c),(f) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Sunny Vista Living Center Project, Refunding & Improvement
Series 2015A
5.500 12/01/30 584,811
1,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Valley View Hospital Association, Series 2015
5.000 05/15/40 1,002,167
500,000 Colorado International Center Metropolitan District 14, Denver,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2018
5.625 12/01/32 503,483
363,000 Colorado International Center Metropolitan District 3, Aurora,
Colorado, General Obligation Limited Tax Bonds, Refunding &
Improvement Series 2016
4.625 12/01/31 353,371
268,000 Crystal Crossing Metropolitan District, Colorado, General
Obligation Limited Tax Bonds, Refunding Series 2016
4.500 12/01/26 269,108
10,835,000 Dawson Trails Metropolitan District 1, Colorado, In The Town of
Castle Rock, Limited Tax General Obligation Capital Appreciation
Turbo Bonds, Series 2024
0.000 12/01/31 6,228,735
5,000,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018A, (AMT)
5.250 12/01/48 5,151,852

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 2,286,000 Denver International Business Center Metropolitan District 1,
Denver, Colorado, General Obligation Bonds, Subordinate
Limited Tax Series 2019B
6.000% 12/01/48 $ 2,339,965
1,540,000 (c) Denver Urban Renewal Authority, Colorado, Tax Increment
Revenue Bonds, 9th and Colorado Urban Redevelopement Area,
Series 2018A
5.250 12/01/39 1,550,918
440,000 (c) Denver Urban Renewal Authority, Colorado, Tax Increment
Revenue Bonds, 9th and Colorado Urban Redevelopement Area,
Series 2018A
5.250 12/01/39 443,119
457,000 (c) DIATC Metropolitan District, Commerce City, Adams County,
Colorado, General Obligation Limited Tax Bonds, Refunding &
Improvement Series 2019
3.250 12/01/29 429,390
482,000 (c) Elbert and Highway 86 Commercial Metropolitan District, Elbert
County, Colorado, Special Revenue and Tax Supported Bonds,
Refunding & Improvement Senior Series 2021A
3.750 12/01/29 464,928
20,950,000 (c) Falcon Area Water and Wastewater Authority (El Paso County,
Colorado), Tap Fee Revenue Bonds, Series 2022A
6.750 12/01/34 20,389,655
305,000 Fiddler's Business Improvement District, Colorado, Limited Tax
General Obligation Bonds, Greenwood Village Project, Series
2022
5.000 12/01/32 314,617
1,000,000 Fiddler's Business Improvement District, Colorado, Limited Tax
General Obligation Bonds, Greenwood Village Project, Series
2022
5.550 12/01/47 1,028,789
3,800,000 Foothills Metropolitan District, Fort Collins, Colorado, Special
Revenue Bonds, Series 2014
6.000 12/01/38 3,687,922
7,900,000 Fourth North Business Improvement District, Silverthorne,
Summit County, Colorado, Special Revenue and Tax Supported
Bonds, Refunding & Improvement Senior Series 2022A
5.250 12/01/32 7,983,885
4,020,000 Fourth North Business Improvement District, Silverthorne,
Summit County, Colorado, Special Revenue and Tax Supported
Bonds, Refunding & Improvement Senior Series 2022A
5.500 12/01/42 4,074,980
2,000,000 (c) Future Legends Sports Park Metropolitan District 2, Colorado,
Limited Tax General Obligation Bonds, Series 2020A
5.500 06/01/50 1,784,354
1,540,000 (c) Granary Metropolitan District 9, Weld County, Colorado, Special
Assessment Revenue Bonds, Special Improvement District 1,
Series 2024
5.450 12/01/44 1,504,739
3,035,000 Grand Junction Dos Rios General Improvement District, Grand
Junction, Mesa County, Colorado, Special Revenue Bonds, Series
2021
4.000 12/01/31 2,786,785
500,000 Grand Junction Dos Rios General Improvement District, Grand
Junction, Mesa County, Colorado, Special Revenue Bonds, Series
2021
4.500 12/01/41 425,053
1,170,000 Green Valley Ranch East Metropolitan District 6, Adams County,
Colorado, Limited Tax General Obligation Bonds, Series 2020A-3
5.250 12/01/32 1,175,910
4,250,000 (c) Hess Ranch Metropolitan District 5, Parker, Colorado, Special
Assessment Revenue Bonds, Special Improvement District 2,
Series 2024
5.500 12/01/44 4,251,641
1,288,000 Highlands Metropolitan District 1, Broomfield City  and County,
colorado, Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2021
4.000 12/01/31 1,198,854
550,000 Highlands Metropolitan District 1, Broomfield City  and County,
colorado, Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2021
5.000 12/01/41 523,219
5,070,000 Hillside at Castle Rock Metropolitan District, Douglas County,
Colorado, Limited Tax General Obligation Bonds, Series 2022A
6.250 12/01/47 5,151,200
1,079,000 Hillside at Castle Rock Metropolitan District, Douglas County,
Colorado, Limited Tax General Obligation Bonds, Subordinate
Series 2022B
9.000 12/15/47 1,097,679
530,000 Independence Water & Sanitation District, Elbert County,
Colorado, Special Revenue Bonds, Refunding and Improvement
Series 2024
5.125 12/01/33 516,931
1,760,000 (c) Kremmling Memorial Hospital District, Colorado, Certificates of
Participation, Series 2024
5.000 12/01/29 1,728,956

Portfolio of Investments December 31, 2024
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 2,830,000 (c) Kremmling Memorial Hospital District, Colorado, Certificates of
Participation, Series 2024
5.125% 12/01/34 $ 2,689,463
6,290,000 (c) Kremmling Memorial Hospital District, Colorado, Certificates of
Participation, Series 2024
6.125 12/01/44 5,957,190
2,500,000 Lanterns Metropolitan District 2, Castle Rock, Douglas County,
Colorado, Limited Tax General Obligation Bonds, Series 2021A-3
4.500 12/01/50 1,988,253
3,885,000 (c) Ledge Rock Center Commercial Metropolitan District (In the
Town of Johnstown, Weld County, Colorado), Limited Tax
General Obligation Bonds, Series 2022
6.500 11/01/32 3,964,640
14,550,000 (c) Ledge Rock Center Commercial Metropolitan District (In the
Town of Johnstown, Weld County, Colorado), Limited Tax
General Obligation Bonds, Series 2022
7.125 11/01/42 14,830,456
825,000 Legato Community Authority, Colorado, Commerce City
Colorado Limited Tax Supported Revenue Bonds District 12 3 &
7 Series 2021A-1
5.000 12/01/41 765,873
1,160,000 Mayberry Community Authority, Colorado Springs, El Paso
County, Colorado, Special Revenue Bonds, Series 2021A
5.000 12/01/41 1,103,516
930,000 Meridian Ranch Metropolitan District 2018, Subdistrict, El Paso
County, Colorado, General Obligation Limited Tax Bonds, Series
2022
6.250 12/01/37 945,064
1,100,000 Meridian Ranch Metropolitan District 2018, Subdistrict, El Paso
County, Colorado, General Obligation Limited Tax Bonds, Series
2022
6.500 12/01/42 1,122,835
1,700,000 Mirabelle Metropolitan District 2, Douglas County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A
5.000 12/01/39 1,701,108
1,000,000 Mountain Brook Metropolitan District, Longmont, Boulder
County, Colorado, Limited Tax General Obligation Bonds, Series
2021
4.500 12/01/41 842,526
427,000 Mountain Shadows Metropolitan District, Colorado, General
Obligation Limited Tax Bonds, Refunding Series 2016
4.000 12/01/26 424,108
2,000,000 North Range Metropolitan District 3, Adams County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A-3
5.000 12/01/40 2,010,121
2,690,000 Painted Prairie Public Improvement Authority, Aurora, Colorado,
Special Revenue Bonds, Series 2019
4.000 12/01/29 2,568,513
6,160,000 Painted Prairie Public Improvement Authority, Aurora, Colorado,
Special Revenue Bonds, Series 2019
5.000 12/01/49 5,680,964
500,000 (c) Peak Metropolitan District 1, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Series 2021A
4.000 12/01/35 443,007
2,900,000 (c) Peak Metropolitan District 1, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Series 2021A
5.000 12/01/51 2,526,749
3,950,000 (h) Peak Metropolitan District 3, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Convertible Capital
Appreciation Bonds, Series 2022A-2
0.000 12/01/42 2,479,864
15,869,000 Pioneer Community Authority Board (Weld County, Colorado),
Special Revenue Bonds, Series 2022
6.500 12/01/34 15,352,445
500,000 Prairie Center Metropolitan District No. 3, In the City of Brighton,
Adams County, Colorado, Limited Property Tax Supported
District Improvements Revenue Bonds, Refunding Series 2024B
5.875 12/15/46 537,704
525,000 Pronghorn Valley Metropolitan District, Aurora, Colorado, Limited
Tax General Obligatoin Bonds, Convertible to Unlimited Tax
Series 2021A
3.750 12/01/41 463,266
370,000 Public Authority for Colorado Energy, Natural Gas Purchase
Revenue Bonds,  Colorado Springs Utilities, Series 2008
6.250 11/15/28 388,351
2,800,000 Public Authority for Colorado Energy, Natural Gas Purchase
Revenue Bonds,  Colorado Springs Utilities, Series 2008
6.500 11/15/38 3,350,492
21,815,000 (c) Pueblo Urban Renewal Authority, Colorado, Tax Increment
Revenue Bonds, EVRAZ Project, Series 2021A
4.750 12/01/45 18,869,233
2,730,000 Rampart Range Metropolitan District 5, Lone Tree, Douglas
County, Colorado, Limited Tax Supported and Special Revenue
Bonds, Series 2021
4.000 12/01/41 2,498,562
200,000 Red Sky Ranch Metropolitan District, Eagle County, Colorado,
General Obligation Bonds, Refunding & Improvement Series
2015
4.250 12/01/28 197,784

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 335,000 Red Sky Ranch Metropolitan District, Eagle County, Colorado,
General Obligation Bonds, Refunding & Improvement Series
2015
4.375% 12/01/30 $ 323,892
3,365,000 Riverwalk Metropolitan District 2, Glendale, Arapahoe County,
Colorado, Special Revenue Bonds, Series 2022A
4.500 12/01/32 3,133,886
9,560,000 Riverwalk Metropolitan District 2, Glendale, Arapahoe County,
Colorado, Special Revenue Bonds, Series 2022A
5.000 12/01/42 8,839,225
1,500,000 RM Mead Metropolitan District, Weld County, Colorado, Limited
Tax General Obligation Bonds, Series 2020A
5.250 12/01/50 1,475,021
13,640,000 Sagebrush Farm Metropolitan District 1, Aurora, Adams County,
Colorado, General Obligation Limited Tax Bonds, Series 2022A
6.375 12/01/42 14,526,718
6,000,000 Sagebrush Farm Metropolitan District 1, Aurora, Adams County,
Colorado, General Obligation Limited Tax Bonds, Series 2022A
6.750 12/01/52 6,332,194
1,167,000 Siena Lake Metropolitan District, Gypsum, Colorado, General
Obligation Limited Tax Bonds, Series 2021
3.250 12/01/31 1,041,670
691,000 Siena Lake Metropolitan District, Gypsum, Colorado, General
Obligation Limited Tax Bonds, Series 2021
3.750 12/01/41 559,612
200,000 Southlands Metropolitan District 1, Colorado, Limited Tax
General Obligation Bonds, Series 2017A-1
3.500 12/01/27 196,385
2,000,000 Sterling Ranch Community Authority Board, Douglas County,
Colorado, Limited Tax Supported and Special Revenue Bonds,
Special District 3, Series 2022
5.800 12/01/32 2,118,069
8,500,000 Sterling Ranch Community Authority Board, Douglas County,
Colorado, Limited Tax Supported and Special Revenue Bonds,
Special District 3, Series 2022
6.500 12/01/42 9,048,816
1,350,000 Sterling Ranch Community Authority Board, Douglas County,
Colorado, Special Improvement Revenue Bonds, Special District
1, Series 2024
5.625 12/01/43 1,395,852
3,205,000 Sterling Ranch Metropolitan District 1, El Paso County, Colorado,
General Obligation Limited Tax Bonds, Series 2020
5.000 12/01/40 3,117,365
2,000,000 Sterling Ranch Metropolitan District 1, El Paso County, Colorado,
General Obligation Limited Tax Bonds, Series 2020
5.125 12/01/50 1,878,753
1,345,000 Sterling Ranch Metropolitan District 2, El Paso County, Colorado,
General Obligation Bonds, Limited Tax Convertible Capital
Appreciation Series 22
5.250 12/01/32 1,356,024
5,050,000 Sterling Ranch Metropolitan District 2, El Paso County, Colorado,
General Obligation Bonds, Limited Tax Convertible Capital
Appreciation Series 22
5.500 12/01/42 5,063,292
825,000 (c) Third Creek Metropolitan District 1, Commerce City, Colorado,
Limited Tax General Obligation Bonds, Series 2022A-1
4.500 12/01/42 694,606
2,750,000 Transport Metropolitan District 3, In the City of Aurora, Adams
County, Colorado, General Obligation Limited Bonds, Series
2021A-1
5.000 12/01/41 2,395,708
21,170,000 Transport Metropolitan District 3, In the City of Aurora, Adams
County, Colorado, General Obligation Limited Bonds, Series
2021A-1
5.000 12/01/51 16,894,532
1,295,000 (c) Tree Farm Metropolitan District, Eagle County, Colorado, General
Obligation Limited Tax Bonds, Series 2021
4.500 12/01/41 1,182,375
10,000,000 Velocity Metropolitan District 3, In the City of Aurora, Colorado,
Limited Tax General Obligation Bonds, Series 2019
5.125 12/01/34 9,881,935
630,000 Velocity Metropolitan District 3, In the City of Aurora, Colorado,
Limited Tax General Obligation Bonds, Series 2019
5.375 12/01/39 616,687
3,500,000 Velocity Metropolitan District 3, In the City of Aurora, Colorado,
Limited Tax General Obligation Bonds, Series 2019
5.500 12/01/48 3,372,260
1,030,000 Verve Metropolitan District 1, Jefferson County and the City and
County of Broomfield, Colorado, General Obligation Bonds,
Refunding and Improvement Limited Tax Series 2021
5.000 12/01/36 925,927
2,465,000 Verve Metropolitan District 1, Jefferson County and the City and
County of Broomfield, Colorado, General Obligation Bonds,
Refunding and Improvement Limited Tax Series 2021
5.000 12/01/41 2,124,304
12,125,000 Verve Metropolitan District 1, Jefferson County and the City and
County of Broomfield, Colorado, General Obligation Bonds,
Refunding and Improvement Limited Tax Series 2021
5.000 12/01/51 9,676,249

Portfolio of Investments December 31, 2024
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 1,250,000 Waterview II Metropolitan District, El Paso County, Colorado,
Limited Tax General Obligation Bonds, Series 2022A
5.000% 12/01/41 $ 1,257,049
1,110,000 West Globeville Metropolitan District 1, Denver, Colorado,
General Obligation Limited Tax Bonds, Series 2022
6.250 12/01/32 1,104,808
1,000,000 Westgate Metropolitan District, Colorado Springs, El Paso
County, Colorado, General Obligation Limited Tax Bonds, Series
2022
5.125 12/01/51 862,863
3,750,000 (c) Windler Public Improvement Authority, Aurora, Colorado,
Limited Tax Supported Revenue Bonds, Convertible Capital
Appreciation Series 2021A-2
4.625 12/01/51 2,446,344
1,600,000 (c) Windler Public Improvement Authority, Aurora, Colorado,
Limited Tax Supported Revenue Bonds, Series 2021A-1
4.000 12/01/31 1,525,011
14,000,000 (c) Windler Public Improvement Authority, Aurora, Colorado,
Limited Tax Supported Revenue Bonds, Series 2021A-1
4.000 12/01/36 12,564,961
21,365,000 (c) Windler Public Improvement Authority, Aurora, Colorado,
Limited Tax Supported Revenue Bonds, Series 2021A-1
4.000 12/01/41 17,982,427
19,000,000 (c) Windler Public Improvement Authority, Aurora, Colorado,
Limited Tax Supported Revenue Bonds, Series 2021A-1
4.125 12/01/51 14,870,783
1,510,000 Windsor Highlands Metropolitan District 9, Windsor, Larimer
County, Colorado, Limited Tax Supported Revenue Bonds, Series
2019
5.000 12/01/39 1,479,608
TOTAL COLORADO 418,490,667
CONNECTICUT - 0.5%
12,160,000 Connecticut Development Authority, Airport Facilities Revenue
Bonds, Learjet Inc., Series 2004, (AMT)
7.950 04/01/26 12,163,035
1,450,000 (c) Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Mary Wade Home Issue, Series 2019A-1
4.500 10/01/34 1,302,019
11,750,000 (c) Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Mary Wade Home Issue, Series 2019A-1
5.000 10/01/54 9,224,708
925,000 (c) Connecticut Health and Educational Facilities Authority, Revenue
Bonds, McLean Affiliates, Series 2020A
5.000 01/01/30 920,158
600,000 Steel Point Infrastructure Improvement District, Connecticut,
Special Obligation Revenue Bonds, Steelpointe Harbor Project,
Series 2021
4.000 04/01/31 596,432
1,755,000 Steel Point Infrastructure Improvement District, Connecticut,
Special Obligation Revenue Bonds, Steelpointe Harbor Project,
Series 2021
4.000 04/01/41 1,604,273
750,000 (c) Steel Point Infrastructure Improvement District, Connecticut,
Special Obligation Revenue Bonds, Steelpointe Harbor Project,
Series 2024
5.625 04/01/44 786,344
TOTAL CONNECTICUT 26,596,969
DELAWARE - 0.1%
1,375,000 (c) Bridgeville, Delaware, Special Obligation Bonds, Heritage Shores
Special Development District, Series 2024
5.250 07/01/44 1,423,010
1,530,000 (c) Bridgeville, Delaware, Special Obligation Bonds, Heritage Shores
Special Development District, Series 2024
5.625 07/01/53 1,596,147
180,000 Delaware Economic Development Authority, Delaware, Revenue
Bonds, ASPIRA of Delaware Charter Operations Inc. DBA Las
Americas ASPIRA Academy Project, Series 2022A
4.000 06/01/52 145,920
185,000 Delaware Economic Development Authority, Delaware, Revenue
Bonds, ASPIRA of Delaware Charter Operations Inc. DBA Las
Americas ASPIRA Academy Project, Series 2022A
4.000 06/01/57 145,793
410,000 Delaware Economic Development Authority, Revenue Bonds,
ASPIRA of Delaware Charter Operations, Inc. Project, Series
2016A
3.250 06/01/26 401,674
335,000 (c),(g) Delaware Economic Development Authority, Revenue Bonds,
Odyssey Charter School Inc. Project, Series 2015A, (Pre-refunded
3/03/25)
6.250 09/01/25 336,647
2,000,000 (c) Milton, Delaware, Special Obligation Bonds, Granary Farm
Special Development District, Series 2024
5.700 09/01/44 2,032,239
TOTAL DELAWARE 6,081,430

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
DISTRICT OF COLUMBIA - 0.5%
$ 650,000 District of Columbia Revenue Bonds, Rocketship Education DC
Public Charter School Inc., Obligated Group -Issue 3, Series
2024A
5.000% 06/01/34 $ 653,513
600,000 District of Columbia Revenue Bonds, Rocketship Education DC
Public Charter School Inc., Obligated Group -Issue 3, Series
2024A
5.625 06/01/44 613,398
10,000,000 District of Columbia Water and Sewer Authority, Public Utility
Revenue Bonds, Subordinate Lien Series 2015B
5.250 10/01/44 10,095,275
770,000 District of Columbia, Washington, D.C., Revenue Bonds,
Ingleside at Rock Creek Project, Series 2017A
5.000 07/01/32 778,816
760,000 District of Columbia, Washington, D.C., Revenue Bonds, Inspired
Teaching Demonstration Public Charter School Issue, Series 2022
5.000 07/01/32 781,042
1,500,000 District of Columbia, Washington, D.C., Revenue Bonds, Inspired
Teaching Demonstration Public Charter School Issue, Series 2022
5.000 07/01/42 1,521,567
235,000 District of Columbia, Washington, D.C., Revenue Bonds, The
Methodist Home of the District of Columbia, Series 1999
4.500 01/01/25 235,000
11,450,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2015B, (AMT)
5.000 10/01/33 11,526,905
TOTAL DISTRICT OF COLUMBIA 26,205,516
FLORIDA - 16.8%
65,000 A.H. at Turnpike South Community Development District,
Miami-Dade County, Florida, Special Assessment Bonds, Phase 1
Project, Series 2015
5.500 11/01/25 65,691
125,000 Abbott Square Community Development District, Zephyrhills,
Florida, Special Assessment Revenue Bonds, 2022 Project Series
2022
4.500 06/15/27 125,588
715,000 Amelia Walk Community Development District, Florida, Special
Assessment Bonds, Area 3-A Series 2018A
4.750 11/01/29 724,179
775,000 (c) Amelia Walk Community Development District, Florida, Special
Assessment Bonds, Area 3-B Series 2018A
4.750 11/01/29 789,342
325,000 Amelia Walk Community Development District, Florida, Special
Assessment Bonds, Area A-2 Series 2016
5.500 11/01/30 330,435
275,000 (c) Antillia Community Development District, Florida, Special
Assessment Revenue Bonds, Project Series 2024
5.000 05/01/31 276,579
1,000,000 (c) Antillia Community Development District, Florida, Special
Assessment Revenue Bonds, Project Series 2024
5.600 05/01/44 1,011,830
625,000 (c) Arbors Community Development District, Florida, Revenue
Bonds, Capital Improvement 2024 Project Area Series 2024
4.400 05/01/31 626,658
1,005,000 (c) Arbors Community Development District, Florida, Revenue
Bonds, Capital Improvement 2024 Project Area Series 2024
5.150 05/01/44 1,008,002
520,000 Arborwood Community Development District, Florida, Capital
Improvement Revenue Bonds, Refunding Subordinate Lien
Series 2018A-2
4.625 05/01/28 524,345
350,000 (c) Armstrong Community Development District, Clay County,
Florida, Special Assessment Revenue Bonds, Series 2017A
4.500 11/01/28 353,098
90,000 Avalon Groves Community Development District, Florida, Special
Assessment Bonds, Area 1 Project, Series 2017
5.000 05/01/28 91,485
270,000 Avalon Groves Community Development District, Florida, Special
Assessment Bonds, Area 2 Project, Series 2017A-1
5.375 05/01/28 276,301
60,000 Avalon Groves Community Development District, Florida, Special
Assessment Bonds, Area 3 Project, Series 2021
2.375 05/01/26 58,701
250,000 Avalon Groves Community Development District, Florida, Special
Assessment Bonds, Area 3 Project, Series 2021
3.000 05/01/32 230,263
740,000 Avalon Groves Community Development District, Florida, Special
Assessment Bonds, Area 3 Project, Series 2021
3.375 05/01/41 610,464
205,000 Avalon Groves Community Development District, Florida, Special
Assessment Bonds, Phase 1 & 2 Sub-Assessment Area 1 Project,
Series 2019
3.700 11/01/29 201,607
200,000 (c) Avalon Park West Community Development District, Pasco
County, Florida, Special Assessment Revenue Bonds, 2022
Project Area, Refunding Series 2022
4.700 05/01/32 204,577

Portfolio of Investments December 31, 2024
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 515,000 (c) Avalon Park West Community Development District, Pasco
County, Florida, Special Assessment Revenue Bonds, 2022
Project Area, Refunding Series 2022
5.500% 05/01/42 $ 534,767
485,000 Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Ave Maria National Project, Series
2021
2.600 05/01/26 475,406
1,355,000 Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Ave Maria National Project, Series
2021
3.200 05/01/31 1,277,653
1,000,000 Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Ave Maria National Project, Series
2021
3.750 05/01/41 871,539
380,000 Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Maple Ridge Phase 3 Project,
Series 2018
4.900 05/01/29 387,520
590,000 (c) Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Maple Ridge Phase 4 Project,
Series 2020
3.800 05/01/32 576,637
165,000 (c) Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Maple Ridge Phase 4 Project,
Series 2020
4.300 05/01/42 152,971
310,000 (c) Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Maple Ridge Phase 5 Project,
Series 2022
3.000 05/01/27 302,647
915,000 (c) Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Maple Ridge Phase 5 Project,
Series 2022
3.300 05/01/32 859,426
985,000 (c) Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Phase 3 Master Improvements
Project, Series 2021
2.750 05/01/31 896,260
4,460,000 (c) Avenir Community Development District, Palm Beach Gardens,
Florida, Special Assessment Bonds, Area 2 Project, Series 2021B
5.000 05/01/41 4,504,426
40,000 Aviary at Rutland Ranch Community Development District,
Manatee County, Florida, Special Assessment Bonds, Area 2
Project, Series 2021
2.450 11/01/26 38,777
175,000 Aviary at Rutland Ranch Community Development District,
Manatee County, Florida, Special Assessment Bonds, Area 2
Project, Series 2021
3.100 11/01/31 161,121
500,000 Aviary at Rutland Ranch Community Development District,
Manatee County, Florida, Special Assessment Bonds, Area 2
Project, Series 2021
3.400 11/01/41 411,873
180,000 (c) Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds, 2018
Project Series 2018
4.500 11/01/28 181,864
255,000 (c) Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds, 2021
Project Series 2021
2.375 05/01/26 248,810
1,250,000 (c) Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds, 2024
Project Series 2024
4.300 05/01/31 1,244,847
770,000 (c) Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds, 2024
Project Series 2024
5.000 05/01/44 763,516
200,000 (c) Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds,
Assessment Area 2B, Series 2018
4.500 11/01/29 202,582
170,000 (c) Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds,
Assessment Area 4, Series 2018
4.500 11/01/29 171,960
375,000 Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds, Series
2015
4.750 11/01/26 377,297

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 355,000 Ballentrae Hillsborough Community Development District,
Hillsborough County, Florida, Special Assessment Bonds, Series
2014
5.000% 11/01/28 $ 357,361
710,000 Balm Grove Community Development District, Florida, Special
Assessment Bonds, 2022 Project, Series 2022
3.250 11/01/27 693,258
1,295,000 Balm Grove Community Development District, Florida, Special
Assessment Bonds, 2022 Project, Series 2022
3.625 11/01/32 1,215,139
6,925,000 Balm Grove Community Development District, Florida, Special
Assessment Bonds, 2022 Project, Series 2022
4.000 11/01/42 6,119,235
155,000 Bannon Lakes Community Development District, Saint Johns
County, Florida, Special Assessment Revenue Bonds, Series 2016
4.500 11/01/25 155,528
200,000 (c) Bannon Lakes Community Development District, Saint Johns
County, Florida, Special Assessment Revenue Bonds, Series 2021
3.000 05/01/31 186,484
140,000 Banyan Cay Community Development District, West Palm Beach,
Florida, Special Assessment Bonds, 2020-1
2.750 11/01/25 138,157
115,000 Bay County, Florida, Educational Facilities Revenue Refunding
Bonds, Bay Haven Charter Academy, Inc. Project, Series 2016
3.625 09/01/26 113,936
30,000 Bay Laurel Center Community Development District, Marion
County, Florida, Special Assessment Bonds, Refunding Indigo
Series 2016
3.750 05/01/25 29,958
595,000 (c) Beaumont Communit Development District 1, City of Wildwood,
Florida, Special Assessment Bonds, Series 2019 A-1
4.750 11/01/29 603,541
260,000 Bellagio Community Development District, Hialeah, Florida,
Special Assessment Bonds, Series 2013
6.000 11/01/27 270,154
490,000 Bellagio Community Development District, Hialeah, Florida,
Special Assessment Bonds, Series 2016
3.750 11/01/31 473,246
340,000 Belmont Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2016A
4.750 11/01/27 345,721
60,000 Belmont II Community Development District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, 2020
Aessessment Area, Series 2020
2.500 12/15/25 59,153
200,000 Belmont II Community Development District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, 2020
Aessessment Area, Series 2020
3.125 12/15/30 191,073
210,000 Berry Bay Community Development District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, Assessment
Area 1, Series 2021
2.625 05/01/26 205,677
340,000 (c) Berry Bay II Community Development District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, 2024
Project Series 2024
4.450 05/01/31 337,653
620,000 (c) Berry Bay II Community Development District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, 2024
Project Series 2024
5.200 05/01/44 610,863
160,000 Black Creek Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, Project 2020 Series
2022
4.800 06/15/27 162,026
455,000 Boggy Branch Community Development District, Jacksonville,
Florida, Special Assessment Revenue Bonds, Phase 1 Series 2021
3.000 05/01/31 420,432
1,165,000 Boggy Branch Community Development District, Jacksonville,
Florida, Special Assessment Revenue Bonds, Phase 1 Series 2021
3.500 05/01/41 974,162
1,025,000 Boggy Creek Improvement District, Orlando, Florida, Special
Assessment Revenue Bonds, Refunding Series 2023
4.500 05/01/33 1,038,300
1,770,000 Boggy Creek Improvement District, Orlando, Florida, Special
Assessment Revenue Bonds, Refunding Series 2023
5.125 05/01/43 1,798,952
1,100,000 Botaniko Community Development District, Weston, Florida,
Special Assessment Bonds, Series 2020
3.625 05/01/40 941,350
655,000 (c) Bradbury Community Development District, Haines City, Florida,
Special Assessment Bonds, Series 2023
4.375 05/01/30 658,207
1,685,000 (c) Bradbury Community Development District, Haines City, Florida,
Special Assessment Bonds, Series 2023
5.250 05/01/43 1,704,239
250,000 (c) Bridgewater North Community Development District, Saint
Johns County, Florida, Capital Improvement Revenue Bonds,
Series 2022
3.125 05/01/27 244,488

Portfolio of Investments December 31, 2024
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 500,000 (c) Bridgewater North Community Development District, Saint
Johns County, Florida, Capital Improvement Revenue Bonds,
Series 2022
3.500% 05/01/32 $ 472,401
205,000 Brightwater Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 1 Project, Series
2021
2.375 05/01/26 200,104
375,000 Brightwater Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 1 Project, Series
2021
2.850 05/01/31 341,478
975,000 Brightwater Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 1 Project, Series
2021
3.150 05/01/41 775,392
380,000 (c) Brightwater Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 2 Project, Series
2024
4.550 05/01/31 381,009
700,000 (c) Brightwater Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 2 Project, Series
2024
5.350 05/01/44 704,241
200,000 (c) Brookstone Community Development District, Manatee County,
Florida, Special Assessment Revenue Bonds, Assessment Area
Two Series 2022
4.375 05/01/27 200,465
350,000 (c) Brookstone Community Development District, Manatee County,
Florida, Special Assessment Revenue Bonds, Assessment Area
Two Series 2022
4.750 05/01/32 354,680
515,000 (c) Brookstone Community Development District, Manatee County,
Florida, Special Assessment Revenue Bonds, Series 2018
4.625 11/01/28 519,466
2,565,000 Broward County, Florida, Airport System Revenue Bonds, Series
2015A, (AMT)
5.000 10/01/40 2,573,017
315,000 (c) Buckhead Trails Community Development District, Manatee
County Florida, Special Assessment Bonds, 2022 Project Series
2022
4.750 05/01/27 315,932
420,000 (c) Buckhead Trails Community Development District, Manatee
County Florida, Special Assessment Bonds, 2022 Project Series
2022
5.250 05/01/32 428,770
1,000,000 (c) Buckhead Trails Community Development District, Manatee
County Florida, Special Assessment Bonds, 2022 Project Series
2022
5.625 05/01/42 1,029,182
600,000 Buckhead Trails Community Development District, Manatee
County, Florida, Special Assessment Bonds, 2024 Project Series
2024
4.700 05/01/31 600,797
1,000,000 Buckhead Trails Community Development District, Manatee
County, Florida, Special Assessment Bonds, 2024 Project Series
2024
5.600 05/01/44 1,003,571
175,000 Bullfrog Creek Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Series 2017
4.750 11/01/28 177,552
375,000 Caldera Community Development District, Hernando County,
Florida, Special Assessment Revenue Bonds, Area One Series
2024
4.300 05/01/31 372,467
725,000 Caldera Community Development District, Hernando County,
Florida, Special Assessment Revenue Bonds, Area One Series
2024
5.000 05/01/44 718,027
300,000 (c) Capital Trust Agency, Florida, Educational Facilities Lease
Revenue Bonds, Franklin Academy Projects, Series 2020
4.000 12/15/25 298,252
355,000 (c) Capital Trust Agency, Florida, Educational Facilities Lease
Revenue Bonds, Franklin Academy Projects, Series 2020
5.000 12/15/26 357,443
330,000 (c) Capital Trust Agency, Florida, Educational Facilities Lease
Revenue Bonds, Franklin Academy Projects, Series 2020
5.000 12/15/27 332,368
350,000 (c) Capital Trust Agency, Florida, Educational Facilities Lease
Revenue Bonds, Franklin Academy Projects, Series 2020
5.000 12/15/28 352,253
365,000 (c) Capital Trust Agency, Florida, Educational Facilities Lease
Revenue Bonds, Franklin Academy Projects, Series 2020
5.000 12/15/29 367,242
510,000 (c) Capital Trust Agency, Florida, Educational Facilities Lease
Revenue Bonds, Franklin Academy Projects, Series 2020
5.000 12/15/30 512,908

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 445,000 (c) Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, AcadeMir Charter Schools, Series 2021A
3.000% 07/01/31 $ 410,124
165,000 (c) Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, AcadeMir Charter Schools, Series 2021A
4.000 07/01/41 144,414
500,000 (c) Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, AcadeMir Charter Schools, Series 2021A-2
2.500 07/01/31 446,818
750,000 (c) Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, AcadeMir Charter Schools, Series 2021A-2
4.000 07/01/41 656,427
255,000 (c) Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, Imagine School at Land O'Lakes Project, Series 2020A
3.000 12/15/29 238,075
1,285,000 (c) Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, Imagine School at Land O'Lakes Project, Series 2020A
5.000 12/15/39 1,280,948
235,000 (c) Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, Imagine School at North Manatee, Series 2021A
3.250 06/01/31 212,663
235,000 (c) Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, Imagine School at North Manatee, Series 2021C
5.000 06/01/41 224,841
1,050,000 (c) Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, Pineapple Cove Classical Academy, Series 2019A
5.125 07/01/39 1,039,942
740,000 (c) Capital Trust Agency, Florida, Revenue Bonds, Babcock
Neighborhood School Inc, Series 2018
5.900 08/15/28 759,223
515,000 (c) Capital Trust Agency, Florida, Revenue Bonds, Babcock
Neighborhood School Inc, Series 2018
6.100 08/15/38 532,684
1,015,000 (c) Capital Trust Agency, Florida, Revenue Bonds, Odyssey Charter
School Project, Series 2017A
4.750 07/01/27 1,021,542
435,000 (c) Capital Trust Agency, Florida, Revenue Bonds, Viera Charter
School Project, Series 2017A
4.000 10/15/29 431,427
365,000 (c) Capital Trust Agency, Florida, Revenue Bonds, Viera Charter
School Project, Series 2019A
4.000 10/15/29 362,002
920,000 (c) Capital Trust Agency, Florida, Senior Living Facilities Revenue
Bonds, Elim Senior Housing, Inc. Project, Series 2017
5.000 08/01/27 888,277
490,000 (c) Capital Trust Agency, Florida, Senior Living Facilities Revenue
Bonds, Elim Senior Housing, Inc. Project, Series 2017
5.375 08/01/32 455,445
3,000,000 (c) Capital Trust Authority, Florida, Educational Facilities Revenue
Bonds, Babcock Neighborhood School Inc Project, Series 2024
5.125 08/15/39 2,932,253
2,000,000 (c) Capital Trust Authority, Florida, Educational Facilities Revenue
Bonds, Babcock Neighborhood School Inc Project, Series 2024
5.750 08/15/49 1,961,150
2,000,000 (c) Capital Trust Authority, Florida, Educational Facilities Revenue
Bonds, IPS Enterprises, Inc. Projects, Refunding Series 2023A
5.125 06/15/33 2,071,534
3,600,000 (c) Capital Trust Authority, Florida, Educational Facilities Revenue
Bonds, IPS Enterprises, Inc. Projects, Refunding Series 2023A
6.000 06/15/43 3,748,962
500,000 Carlton Lakes Community Developement District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, Series 2015
5.125 11/01/29 507,690
810,000 (c) Caymas Community Development District, Collier County,
Florida, Capital Improvement Revenue Bonds, Assessment Area
1, Series 2024
5.300 05/01/44 811,118
75,000 Celebration Community Development District, Florida, Special
Assessment Bonds, Assessment Area 1, Series 2021
2.250 05/01/26 73,270
2,935,000 (f) Celebration Pointe Community Development District 1, Alachua
County, Florida, Special Assessment Revenue Bonds, Series 2014
5.000 05/01/34 2,936,471
2,625,000 (f) Celebration Pointe Community Development District 1, Alachua
County, Florida, Special Assessment Revenue Bonds, Series 2014
5.125 05/01/45 2,625,058
1,115,000 (f) Celebration Pointe Community Development District 1, Alachua
County, Florida, Special Assessment Revenue Bonds, Series 2017
5.000 05/01/32 1,128,661
3,810,000 (f) Celebration Pointe Community Development District 1, Alachua
County, Florida, Special Assessment Revenue Bonds, Series 2017
5.000 05/01/48 3,763,218
450,000 Celebration Pointe Community Development District 1, Alachua
County, Florida, Special Assessment Revenue Bonds, Series 2021
2.375 05/01/26 439,129
1,090,000 Celebration Pointe Community Development District 1, Alachua
County, Florida, Special Assessment Revenue Bonds, Series 2021
3.000 05/01/31 1,014,453
200,000 Centre Lake Community Development District, Miami Lakes,
Florida, Special Assessment Bonds, Series 2016
4.125 12/15/27 200,570
500,000 Centre Lake Community Development District, Miami Lakes,
Florida, Special Assessment Bonds, Series 2016
4.500 12/15/32 502,908

Portfolio of Investments December 31, 2024
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 230,000 (c) Centre Lake Community Development District, Miami Lakes,
Florida, Special Assessment Bonds, Series 2021
2.750% 05/01/26 $ 225,726
250,000 (c) Centre Lake Community Development District, Miami Lakes,
Florida, Special Assessment Bonds, Series 2021
2.750 05/01/29 235,838
255,000 (c) Centre Lake Community Development District, Miami Lakes,
Florida, Special Assessment Bonds, Series 2021
3.000 05/01/42 200,077
90,000 Chaparral of Palm Bay Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 1
Project, Series 2020A-1
3.000 05/01/25 89,662
615,000 Chaparral of Palm Bay Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 1
Project, Series 2020A-1
3.250 05/01/31 583,171
410,000 (c) Chaparral of Palm Bay Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 2
Project, Series 2024
4.500 05/01/31 408,946
1,340,000 (c) Chaparral of Palm Bay Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 2
Project, Series 2024
5.200 05/01/44 1,328,610
55,000 (c) Chapel Creek Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2021 Project, Series 2021
2.500 05/01/26 53,772
575,000 (c) Chapel Creek Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2021 Project, Series 2021
3.375 05/01/41 474,213
300,000 (c) Chapel Creek Community Development District, Pasco County,
Florida, Special Assessment Revenue Bonds, Series 2024 Project,
Series 2024
4.625 05/01/31 301,750
750,000 (c) Chapel Creek Community Development District, Pasco County,
Florida, Special Assessment Revenue Bonds, Series 2024 Project,
Series 2024
5.500 05/01/44 760,377
5,500,000 (c) Charlotte County Industrial Development Authority, Florida,
Utility System Revenue Bonds, Town & Country Utilities Project,
Series 2019, (AMT)
5.000 10/01/49 5,504,680
300,000 (c) Coco Palms Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, Expansion Area
Project, Series 2019
4.000 06/15/29 298,476
3,512,217 (c),(f) Collier County Industrial Development Authority, Florida,
Continuing Care Community Revenue Bonds, Arlington of
Naples Project, Series 2014A
0.000 08/15/24 351
315,000 (c) Collier County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, Gulf Coast Charter
Academy South Project, Series 2017A
4.100 12/01/27 310,909
315,000 (c) Collier County, Florida, Capital Improvement Revenue Bonds,
Series 2005
4.450 05/01/31 315,420
140,000 Concord Station Community Development District, Pasco
County, Florida, Capital Improvement Revenue Bonds, Refunding
Subordinate Lien Series 2016A-2
4.125 05/01/26 140,021
270,000 (c) Copper Creek Community Development District, Port Saint Lucie,
Florida, Special Assessment Bonds, Series 2019
4.000 11/01/29 267,765
55,000 Coral Keys Homes Community Development District, Miami-
Dade County, Florida, Special Assessment Revenue Bonds,
Series 2020
2.750 05/01/25 54,731
165,000 Coral Keys Homes Community Development District, Miami-
Dade County, Florida, Special Assessment Revenue Bonds,
Series 2020
3.125 05/01/30 157,972
405,000 (c) Coral Lakes Community Development District, Charlotte County,
Florida, Special Assessment Revenue Bonds, Assessment Area 1
Series 2024
4.625 11/01/31 408,903
1,165,000 (c) Coral Lakes Community Development District, Charlotte County,
Florida, Special Assessment Revenue Bonds, Assessment Area 1
Series 2024
5.500 11/01/44 1,194,347
575,000 (c) Corkscrew Farms Community Development District, Lee County,
Florida, Special Assessment Bonds, Area 2 Project, Series 2017
4.500 11/01/28 577,718
275,000 Creekside at Twin Creeks Community Development District,
Florida, Special Assessment Bonds, Area 1 Project, Series
2016A-1
4.625 11/01/27 277,686

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 420,000 Creekview Community Development District, Clay County,
Florida, Special Assessment Revenue Bonds, Phase 1 Project
Series 2022
3.875% 05/01/27 $ 417,349
740,000 Creekview Community Development District, Clay County,
Florida, Special Assessment Revenue Bonds, Phase 1 Project
Series 2022
4.250 05/01/32 733,695
1,825,000 Creekview Community Development District, Clay County,
Florida, Special Assessment Revenue Bonds, Phase 1 Project
Series 2022
4.625 05/01/42 1,728,937
795,000 (c) Cross Creek North Community Development District, Clay
County, Florida, Special Assessment Bonds, Series 2018
4.750 11/01/29 809,539
310,000 Cross Creek North Community Development District, Clay
County, Florida, Special Assessment Bonds, Series 2022
3.400 05/01/27 307,039
1,000,000 Cross Creek North Community Development District, Clay
County, Florida, Special Assessment Bonds, Series 2022
3.750 05/01/32 986,710
325,000 Cross Creek North Community Development District, Clay
County, Florida, Special Assessment Bonds, Series 2023
4.500 05/01/30 327,605
1,000,000 Cross Creek North Community Development District, Clay
County, Florida, Special Assessment Bonds, Series 2023
5.125 05/01/43 1,013,799
360,000 (c) Crossings Community Development District, Osceola County,
Florida, Special Assessment Revenue Bonds, Series 2024
4.750 05/01/31 358,954
1,055,000 (c) Crossings Community Development District, Osceola County,
Florida, Special Assessment Revenue Bonds, Series 2024
5.350 05/01/44 1,047,768
955,000 (c) Crosswinds East Community Development District, Polk County,
Florida, Special Assessment Revenue Bonds, Assessment Area
One Series 2024
4.625 05/01/31 960,881
1,000,000 (c) Crosswinds East Community Development District, Polk County,
Florida, Special Assessment Revenue Bonds, Assessment Area
One Series 2024
5.500 05/01/44 1,015,499
95,000 Crystal Cay Community Development District, Florida, Special
Assessment Bonds, 2021 Project, Series 2021
2.250 05/01/26 92,834
855,000 Crystal Cay Community Development District, Florida, Special
Assessment Bonds, 2021 Project, Series 2021
3.050 05/01/41 711,972
390,000 (c) Curiosity Creek Community Development District, Manatee
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 1, Series 2024
4.650 05/01/31 388,992
1,000,000 (c) Curiosity Creek Community Development District, Manatee
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 1, Series 2024
5.400 05/01/44 995,223
2,110,000 Currents Community Development District, Collier County,
Florida, Capital Improvement Revenue Bonds, Assessment Area
2 Series 2024
5.000 05/01/31 2,104,197
6,790,000 Currents Community Development District, Collier County,
Florida, Capital Improvement Revenue Bonds, Assessment Area
2 Series 2024
5.500 05/01/44 6,662,727
1,405,000 (c) Currents Community Development District, Collier County,
Florida, Capital Improvement Revenue Bonds, Series 2020B
4.250 05/01/41 1,263,529
235,000 (c) Currents Community Development District, Collier County,
Florida, Capital Improvement Revenue Bpnds, Series 2020A
3.000 05/01/25 234,026
1,290,000 (c) Currents Community Development District, Collier County,
Florida, Capital Improvement Revenue Bpnds, Series 2020A
3.500 05/01/30 1,230,823
360,000 (c) Currents Community Development District, Collier County,
Florida, Capital Improvement Revenue Bpnds, Series 2020A
4.000 05/01/40 325,722
1,255,000 Cypress Bluff Community Development District, Florida, Special
Assessment Bonds, Series 2019
4.125 05/01/29 1,259,072
225,000 Cypress Mill Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Series 2023
4.000 05/01/28 225,010
450,000 Cypress Mill Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Series 2023
4.000 05/01/33 429,858
80,000 (c) Cypress Park Estates Community Development District, Florida,
Special Assessment Revenue Bonds, Assessment Area 1 Project,
Series 2020
2.625 05/01/25 79,580

Portfolio of Investments December 31, 2024
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 295,000 (c) Cypress Park Estates Community Development District, Florida,
Special Assessment Revenue Bonds, Assessment Area 1 Project,
Series 2020
3.250% 05/01/30 $ 278,707
520,000 (c) Cypress Park Estates Community Development District, Florida,
Special Assessment Revenue Bonds, Assessment Area 2 Project,
Series 2020
4.000 05/01/40 467,925
955,000 Cypress Preserve Community Development District, Pasco
County, Florida, Special Assessment Bonds, Assessment Area 2,
Series 2019
3.750 11/01/31 916,193
1,670,000 Cypress Preserve Community Development District, Pasco
County, Florida, Special Assessment Bonds, Assessment Area 2,
Series 2019
4.000 11/01/39 1,531,571
300,000 (c) Deerbrook Community Development District, Pasco County,
Florida, Special Assessment Bonds, 2023 Project Series 2023
4.375 05/01/30 301,737
1,000,000 (c) Deerbrook Community Development District, Pasco County,
Florida, Special Assessment Bonds, 2023 Project Series 2023
5.250 05/01/43 1,015,430
440,000 Del Webb Oak Creek Community Development District, Lee
County, Florida, Special Assessment Bonds, 2023 Project, Series
2023
4.125 05/01/30 441,512
615,000 (c) Downden West Community Development District, Florida,
Revenue Bonds Series 2018
4.850 05/01/29 624,872
2,535,000 Durbin Crossing Community Development District, Florida,
Special Assessment Bonds, Senior Refunding Series 2017A-1 -
AGM Insured
5.000 05/01/32 2,644,567
110,000 DW Bayview Community Development District, Manatee County,
Florida, Special Assessment Revenue Bonds, 2022 Assessment
Area Series 2022
4.300 05/01/27 110,326
175,000 DW Bayview Community Development District, Manatee County,
Florida, Special Assessment Revenue Bonds, 2022 Assessment
Area Series 2022
4.500 05/01/32 178,324
80,000 (c) Eagle Pointe Community Development District, Manatee County,
Florida, Special Assessment Bonds, 2020 Project Assessment
Area Series 2020
3.000 05/01/25 79,685
575,000 (c) Eagle Pointe Community Development District, Manatee County,
Florida, Special Assessment Bonds, 2020 Project Assessment
Area Series 2020
3.625 05/01/31 546,960
40,000 East 547 Community Development District, Florida, Special
Assessment Bonds, Area 1 Series 2021
2.500 05/01/26 39,103
155,000 East 547 Community Development District, Florida, Special
Assessment Bonds, Area 1 Series 2021
3.000 05/01/31 142,563
410,000 East 547 Community Development District, Florida, Special
Assessment Bonds, Area 1 Series 2021
3.300 05/01/41 332,813
290,000 (c) East Bonita Beach Road Community Development District, Bonita
Springs, Florida, Special Assessment Bonds, Area 1 Series 2018
4.375 11/01/29 293,296
280,000 East Homestead Community Development District, Florida,
Special Assessment Revenue Bonds, Series 2019
4.125 11/01/29 279,987
490,000 East Nassau Stewardship District, Florida, Special Assessment
Revenue Bonds, Series 2018
4.600 05/01/29 495,348
275,000 East Nassau Stewardship District, Florida, Special Assessment
Revenue Bonds, Series 2021
2.400 05/01/26 268,439
480,000 East Nassau Stewardship District, Florida, Special Assessment
Revenue Bonds, Series 2021
3.000 05/01/31 440,488
1,265,000 East Nassau Stewardship District, Florida, Special Assessment
Revenue Bonds, Series 2021
3.500 05/01/41 1,054,856
375,000 (c) East Palm Drive Community Development District, Florida,
Special Assessment Bonds, Assessment Area 1, Series 2024
4.375 06/15/31 373,793
750,000 (c) East Palm Drive Community Development District, Florida,
Special Assessment Bonds, Assessment Area 1, Series 2024
5.100 06/15/44 745,474
25,000 Eden Hills Community Development District, Lake Alfred, Florida,
Special Assessment Revenue Bonds, Phase 1 Series 2020
2.750 05/01/25 24,894
220,000 Edgewater East Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds, Assessment
Area 1 Series 2021
2.500 05/01/26 215,314

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 800,000 Edgewater East Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds, Assessment
Area 1 Series 2021
3.100% 05/01/31 $ 746,101
2,000,000 Edgewater East Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds, Assessment
Area 1 Series 2021
3.600 05/01/41 1,717,043
1,215,000 Edgewater West Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds, Assessment
Area One Series 2024
4.500 05/01/31 1,201,821
1,000,000 Edgewater West Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds, Assessment
Area One Series 2024
5.250 05/01/44 976,807
190,000 (c) Entrada Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2021
2.125 05/01/26 185,102
350,000 Epperson North Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 2, Series
2021
3.000 05/01/31 322,985
125,000 (c) Epperson North Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 3, Series
2021A
2.450 11/01/26 121,150
580,000 (c) Epperson North Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 3, Series
2021A
3.100 11/01/31 532,981
200,000 (c) Epperson North Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 4, Series
2024
4.500 05/01/31 199,755
500,000 (c) Epperson North Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 4, Series
2024
5.300 05/01/44 498,381
345,000 Epperson Ranch Community Development District, Florida,
Capital Improvement Revenue Bonds, Series 2017A-1
5.000 11/01/28 349,575
280,000 (c) Epperson Ranch II Community Development District, Florida,
Capital Improvement Revenue Bonds, Series 2018A-1
5.000 05/01/30 284,286
1,500,000 Escambia County, Florida, Environmental Improvement Revenue
Bonds, International Paper Company Projects, Refunding Series
2019B, (Mandatory Put 10/01/31)
3.450 11/01/33 1,481,259
115,000 Esplanade Lake Club Community Development District, Lee
County, Florida, Capital Improvement Bonds, Series 2019A-2
3.625 11/01/30 109,771
295,000 Estancia at Wiregrass Community Development District, Pasco
County, Florida, Capital Improvement Revenue Bonds, Series
2013
6.375 11/01/26 295,506
500,000 (c) Evergreen Community Development District, Florida, Special
Assessment Bonds, Series 2019
4.250 11/01/29 501,377
570,000 (c) Everlands Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area 2 Series 2024
4.450 06/15/31 568,726
925,000 (c) Everlands Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area 2 Series 2024
5.200 06/15/44 920,976
350,000 Finley Woods Community Development District, Florida, Capital
Improvement Bonds, Series 2020
4.000 05/01/40 316,000
175,000 (c) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Classical Preparatory Incorporated Project,
Series 2017A
5.000 06/15/27 176,213
140,000 (c) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Classical Preparatory Incorporated Project,
Series 2018A
5.000 06/15/28 140,931
930,000 (c) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Cornerstone Charter Schools Project, Series
2022
5.000 10/01/32 954,010
1,245,000 (c) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Creative Inspiration Journey School of St. Cloud,
Series 2021A
5.000 06/15/41 1,162,796
785,000 (c) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Creative Inspiration Journey School of St. Cloud,
Series 2021A
5.000 06/15/51 696,693

Portfolio of Investments December 31, 2024
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 805,000 (c) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Creative Inspiration Journey School of St. Cloud,
Series 2021A
5.000% 06/15/56 $ 701,899
485,000 (c) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Downtown Doral Charter Elementary School
Project, Series 2017A
5.000 07/01/27 483,539
2,480,000 (c) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Downtown Doral Charter Upper School Project,
Series 2017C
5.150 07/01/27 2,506,147
600,000 (c) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Dreamers Academy Project, Taxable Series
2022B
5.250 01/15/28 576,248
625,000 (c) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Global Outreach Charter Academy, Series
2021A
4.000 06/30/36 536,769
765,000 (c) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Global Outreach Charter Academy, Series
2021A
4.000 06/30/41 604,125
1,855,000 (c) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Global Outreach Charter Academy, Series
2021A
4.000 06/30/46 1,370,388
1,370,000 (c) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Innovation Montessori Ocoee Projects, Taxable
Series 2022A
5.000 07/01/32 1,330,009
3,135,000 (c) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Innovation Montessori Ocoee Projects, Taxable
Series 2022A
5.375 07/01/42 2,940,635
3,000,000 (c) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Parrish Charter Academy Inc Series 2023A,
(Mandatory Put 6/15/28)
6.250 04/23/58 3,003,917
125,000 (c) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Renaissance Charter School Income Projects,
Series 2015A
5.000 06/15/25 125,171
4,900,000 (c) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Renaissance Charter School Income Projects,
Series 2015A
6.125 06/15/46 4,915,908
1,600,000 (c) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Renaissance Charter School, Inc. Projects, Series
2014A
5.750 06/15/29 1,601,295
1,510,000 (c) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Renaissance Charter School, Inc. Projects, Series
2014A
6.000 06/15/34 1,511,457
470,000 (c) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Renaissance Charter School, Inc. Projects, Series
2020C
4.000 09/15/30 452,771
615,000 (c) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, The Florida Charter Educational Foundation Inc.
Projects, Series 2016A
5.125 06/15/26 617,293
700,000 (c) Florida Development Finance Corporation, Educational Facilities
Revenue Refunding Bonds, Central Charter School, Series 2022
5.250 08/15/37 681,079
6,200,000 (c) Florida Development Finance Corporation, Florida, Solid Waste
Disposal Revenue Bonds, GFL Solid Waste Southeast LLC Project
Series 2024A, (AMT), (Mandatory Put 10/01/31)
4.375 10/01/54 6,187,085
2,300,000 (c) Florida Development Finance Corporation, Florida, Solid Waste
Disposal Revenue Bonds, Waste Pro USA, Inc. Project, Series
2019, (AMT)
5.000 05/01/29 2,336,737
51,290,000 (c) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT), (Mandatory Put
7/15/28)
12.000 07/15/32 54,703,078
2,160,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5.000 07/01/38 2,161,210

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 24,800,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5.000% 07/01/41 $ 24,232,576
49,700,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024 - AGM Insured, (AMT)
5.000 07/01/44 51,088,583
96,860,000 (c) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Series
2024A, (AMT), (Mandatory Put 2/14/25)
8.250 07/01/57 100,143,060
2,200,000 (c) Florida Development Finance Corporation, Revenue Bonds, IPS
Florida LLC-Idea Florida, Inc. Jacksonville IV, Series 2022
5.250 06/15/29 2,217,787
225,000 (c) Florida Development Finance Corporation, Senior Living
Revenue Bonds, Glenridge on Palmer Ranch Project, Refunding
Series 2021
5.000 06/01/35 229,190
1,305,000 (c) Florida Development Finance Corporation, Student Housing
Revenue Bonds, SPP - Tampa I - LLC The Henry Project, Series
2024A-1
5.000 06/01/44 1,306,885
1,540,000 (c) Florida Development Finance Corporation, Student Housing
Revenue Bonds, SPP - Tampa I - LLC The Henry Project, Series
2024B
6.500 06/01/59 1,543,106
635,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Series 2015-1
3.750 07/01/35 609,094
3,355,000 Florida Housing Finance Corporation, Multifamily Mortgage
Revenue Bonds, Brookside Square Apartments, Series 2015J,
(Mandatory Put 6/01/32)
5.000 06/01/57 3,172,548
270,000 Florida Municipal Loan Council, Capital Improvement Revenue
Bonds, Shingle Creek Transportation and Utility Series 2024,
(AMT)
4.500 05/01/31 267,844
375,000 Flow Way Community Development District, Collier County,
Florida, Special Assessment Bonds, Phase 5 Project, Series 2016
4.350 11/01/27 376,793
750,000 (c) Flow Way Community Development District, Collier County,
Florida, Special Assessment Bonds, Refunding Series 2024
5.000 05/01/34 788,015
1,100,000 (c) Flow Way Community Development District, Collier County,
Florida, Special Assessment Bonds, Refunding Series 2024
5.000 05/01/44 1,105,027
85,000 Flow Way Community Development District, Collier County,
Florida, Special Assessment Bonds, Series 2015
4.250 11/01/25 85,189
330,000 Forest Brooke Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Series 2017
4.500 12/15/27 332,581
65,000 Glen St Johns Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2006
5.250 05/01/38 65,039
240,000 (c) Gracewater Sarasota Community Development District, Sarasota
County, Florida, Capital Improvement Revenue Bonds, Series
2021
2.400 05/01/26 233,972
665,000 (c) Gracewater Sarasota Community Development District, Sarasota
County, Florida, Capital Improvement Revenue Bonds, Series
2021
2.950 05/01/31 605,200
360,000 Grand Bay at Doral Community Development District, Miami-
Dade County, Florida, Special Assessment Bonds, South Parcel
Assessment Area Project, Series 2016
4.250 05/01/26 360,787
605,000 Grand Bay at Doral Community Development District, Miami-
Dade County, Florida, Special Assessment Improvement Bonds,
Assessment Area Two Phase 1 Project, Series 2014A-1
5.250 05/01/28 605,500
790,000 Grand Bay at Doral Community Development District, Miami-
Dade County, Florida, Special Assessment Improvement Bonds,
Assessment Area Two Project, Refunding Series 2014A-2
5.875 05/01/28 791,024
85,000 (c) Grand Oaks Community Development District, Saint Johns
County, Florida, Special Assessment Bonds, Assessment Area 3,
Series 2021
2.625 11/01/26 82,425
220,000 (c) Grand Oaks Community Development District, Saint Johns
County, Florida, Special Assessment Bonds, Assessment Area 3,
Series 2021
3.200 11/01/31 203,142
560,000 (c) Grand Oaks Community Development District, Saint Johns
County, Florida, Special Assessment Bonds, Assessment Area 3,
Series 2021
3.500 11/01/41 461,781

Portfolio of Investments December 31, 2024
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 545,000 Grand Oaks Community Development District, Saint Johns
County, Florida, Special Assessment Bonds, Series 2019A
4.125% 11/01/29 $ 544,681
4,170,000 Greater Orlando Aviation Authority, Florida, Orlando Airport
Facilities Revenue Bonds, Series 2015A, (AMT)
5.000 10/01/35 4,197,489
425,000 Grove Resort Community Development District, Orange County,
Florida, Special Assessment Revenue Bonds, Series 2017A
5.000 11/01/28 434,001
70,000 Gulfstream Polo Community Development District, Palm Beach
County, Florida, Special Assessment Bonds, Phase 1 Project,
Series 2017
4.000 11/01/27 69,923
175,000 (c) Hammock Oaks Community Development District, Florida,
Special Assessment Revenue Bonds, Area One Series 2023
4.875 05/01/30 177,008
750,000 (c) Hammock Oaks Community Development District, Florida,
Special Assessment Revenue Bonds, Area One Series 2023
5.625 05/01/43 772,066
345,000 Hammock Oaks Community Development District, Lady Lake,
Florida, Special Assessment Revenue Bonds, Area 2, Series 2024
5.000 05/01/31 347,077
1,000,000 Hammock Oaks Community Development District, Lady Lake,
Florida, Special Assessment Revenue Bonds, Area 2, Series 2024
5.850 05/01/44 1,013,030
85,000 Hammock Reserve Community Development District, Haines
City, Florida, Special Assessment Revenue Bonds, Area 2 Project,
Series 2021
2.375 05/01/26 82,999
205,000 Hammock Reserve Community Development District, Haines
City, Florida, Special Assessment Revenue Bonds, Area 2 Project,
Series 2021
3.000 05/01/31 188,894
515,000 Hammock Reserve Community Development District, Haines
City, Florida, Special Assessment Revenue Bonds, Area 2 Project,
Series 2021
3.375 05/01/41 428,522
285,000 (c) Hammock Reserve Community Development District, Haines
City, Florida, Special Assessment Revenue Bonds, Area 3 Project,
Series 2022
4.200 05/01/27 284,832
470,000 (c) Hammock Reserve Community Development District, Haines
City, Florida, Special Assessment Revenue Bonds, Area 3 Project,
Series 2022
4.400 05/01/32 473,151
425,000 (c) Harmony West Community Development District, Osceloa
County, Florida, Special Asssessment Revenue Bonds,
Assessment Area 1, Series 2018
4.750 05/01/29 431,710
485,000 Hawkstone Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area 1, Series 2019
3.500 11/01/30 460,670
150,000 Hawkstone Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area 2, Series 2019
3.625 11/01/30 143,428
640,000 (c) Hawthorne Mill North Community Development District, Florida,
Capital Improvement Revenue Bonds, Lakeland Assessment Area
Two Series 2024
4.600 05/01/31 637,506
1,000,000 (c) Hawthorne Mill North Community Development District, Florida,
Capital Improvement Revenue Bonds, Lakeland Assessment Area
Two Series 2024
5.200 05/01/44 990,827
500,000 Heights Community Development District, Florida, Tax Increment
& Special Assessment Revenue Bonds, Series 2018
4.500 01/01/28 502,907
695,000 Heritage Harbour North Community Development District,
Florida, Capital Improvement Revenue Bond, Refunding Series
2017A-1 - AGM Insured
5.000 05/01/27 720,908
575,000 (c) Hickory Tree Community Development District, Osceola County,
Florida, Special Assessment Revenue Bonds, Assessment Area 1
Series 2024
4.500 05/01/31 571,111
1,310,000 (c) Hickory Tree Community Development District, Osceola County,
Florida, Special Assessment Revenue Bonds, Assessment Area 1
Series 2024
5.150 05/01/44 1,289,755
445,000 (c) Hidden Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 3, Series
2019A-1
4.500 11/01/29 449,998
245,000 Highland Meadows II Community Development District,
Davenport, Polk County, Florida, Special Assessment Revenue
Bonds, Assessment Area 7/7A Project, Series 2019
3.875 11/01/31 237,484

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 210,000 Highland Meadows West Community Development District,
Haines City, Florida, Special Assessment Bonds, Area 2 Project,
Series 2020A
3.250% 05/01/31 $ 195,466
420,000 Highland Meadows West Community Development District,
Haines City, Florida, Special Assessment Bonds, Area 2 Project,
Series 2020A
3.625 05/01/40 360,274
150,000 Highland Meadows West Community Development District,
Haines City, Florida, Special Assessment Bonds, Area 3 Project,
Series 2020A
3.625 05/01/40 128,669
540,000 (c) Highland Meadows West Community Development District,
Haines City, Florida, Special Assessment Bonds, Series 2019
4.125 11/01/29 540,066
270,000 (c) Highland Trails Community Development District, Pasco County,
Florida, Special Assessment Revenue Bonds, Assessment Area
One Capital Improvement Series 2024
4.700 05/01/31 271,300
815,000 (c) Highland Trails Community Development District, Pasco County,
Florida, Special Assessment Revenue Bonds, Assessment Area
One Capital Improvement Series 2024
5.500 05/01/44 821,440
245,000 (c) Highlands Community Development District, Hillborough
County, Florida, Special Assessment Bonds, Assessment Area 4
Project, Series 2018
4.750 06/15/29 248,529
2,200,000 Highlands Community Development District, Hillborough
County, Florida, Special Assessment Bonds, Refunding Series
2016
4.250 05/01/31 2,182,333
1,000,000 (c) Hillcrest Preserve Community Development District, Pasco
County, Florida, Special Assessment Revenue Bonds, 2024
Project Series 2024
4.375 05/01/31 988,900
1,500,000 (c) Hillcrest Preserve Community Development District, Pasco
County, Florida, Special Assessment Revenue Bonds, 2024
Project Series 2024
5.000 05/01/44 1,451,497
1,500,000 Hobe-Saint Lucie Conservancy District, Florida, Special
Assessment Revenue Bonds, Improvement Unit 1A, Series 2024
5.600 05/01/44 1,541,226
220,000 (c) Hunter's Ridge Community Development District 1, Flagler
County, Florida, Special Assessment Bonds, Assessment Area 1,
Series 2019
4.250 11/01/29 220,381
260,000 (c) Island Lake Estates Community Development District, Charlotte
County, Florida, Special Assessment Bonds, 2023 Project Series
2023
4.875 12/15/28 263,458
1,500,000 (c) Island Lake Estates Community Development District, Charlotte
County, Florida, Special Assessment Bonds, 2023 Project Series
2023
5.750 12/15/43 1,569,334
17,000 Islands at Doral III Community Development District, Doral,
Florida, Special Assessment Bonds, Expanded Area Project,
Series 2014
4.750 05/01/25 17,007
2,500,000 Islands at Doral III Community Development District, Doral,
Florida, Special Assessment Bonds, Refunding Series 2013
4.125 05/01/35 2,471,214
130,000 Isles of Bartram Park Community Development District, Saint
Johns County, Florida, Special Assessment Bonds, Series 2015
4.375 11/01/25 130,138
170,000 Isles of Bartram Park Community Development District, Saint
Johns County, Florida, Special Assessment Bonds, Series 2017
4.000 11/01/27 168,725
195,000 (c) Kelly Park Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area One Project
Series 2023
5.125 11/01/30 198,243
665,000 (c) Kelly Park Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area One Project
Series 2023
6.000 11/01/43 690,357
115,000 Kindred Community Development District II, Osceola County,
Florida, Special Assessment Revenue Bonds, Series 2021
2.200 05/01/26 112,332
155,000 Kindred Community Development District, Osceola County,
Florida, Special Assessment Revenue Bonds, Series 2016
4.000 05/01/26 154,929
285,000 Kindred Community Development District, Osceola County,
Florida, Special Assessment Revenue Bonds, Series 2017
4.000 05/01/27 284,771
80,000 Kingman Gate Community Development District, Homestead,
Florida, Special Assessment Bonds, Project 2021 Series 2021
2.500 06/15/26 78,462

Portfolio of Investments December 31, 2024
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 245,000 (c) Knightsbridge Community Development District, Florida, Special
Assessment Bonds, Series 2024
4.250% 06/15/31 $ 244,448
700,000 (c) Knightsbridge Community Development District, Florida, Special
Assessment Bonds, Series 2024
5.200 06/15/44 702,574
220,000 Lake Ashton Community Development District, Polk County,
Florida, Capital Improvement Revenue Bonds, Series 2015A-1
5.000 05/01/25 220,556
3,000,000 Lake County, Florida Retirement Facility Revenue Bonds,
Lakeside at Waterman Village Project, Series 2020A
5.500 08/15/40 3,014,175
530,000 (c) Lake County, Florida, Educational Facilities Revenue Bonds,
Imagine South Lake Charter School Project, Series 2019A
5.000 01/15/29 534,334
550,000 (c) Lake County, Florida, Educational Facilities Revenue Bonds,
Imagine South Lake Charter School Project, Series 2019A
5.000 01/15/39 546,701
190,000 Lake Deer Community Development District, Polk County
Florida, Special Assessment Revenue Bonds, Series 2022
4.500 05/01/27 189,657
300,000 Lake Deer Community Development District, Polk County
Florida, Special Assessment Revenue Bonds, Series 2022
5.000 05/01/32 300,839
745,000 Lake Deer Community Development District, Polk County
Florida, Special Assessment Revenue Bonds, Series 2022
5.500 05/01/42 756,279
750,000 (c) Lake Hideaway Community Development District, Hernando
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area One, Series 2024
4.750 05/01/31 750,275
900,000 (c) Lake Hideaway Community Development District, Hernando
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area One, Series 2024
5.650 05/01/44 901,265
125,000 Lakeside Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Series 2015
4.750 05/01/25 125,221
450,000 Lakeside Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Series 2018
4.600 05/01/28 453,899
330,000 Lakeside Preserve Community Development District, Lakeland,
Florida, Special Assessment Bonds, 2023 Project Series 2023
5.250 05/01/30 336,005
1,000,000 Lakeside Preserve Community Development District, Lakeland,
Florida, Special Assessment Bonds, 2023 Project Series 2023
6.000 05/01/43 1,046,423
145,000 Lakeside Preserve Community Development District, Lakeland,
Florida, Special Assessment Bonds, Series 2019
4.250 05/01/29 145,154
65,000 Lakewood Park Community Development District, Florida,
Special Assessment Revenue Bonds, Assessment Area 1, Series
2021
2.625 05/01/26 63,653
120,000 Lakewood Park Community Development District, Florida,
Special Assessment Revenue Bonds, Assessment Area 1, Series
2021
3.200 05/01/31 112,252
325,000 Lakewood Park Community Development District, Florida,
Special Assessment Revenue Bonds, Assessment Area 1, Series
2021
3.625 05/01/41 275,183
320,000 (c) Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Del Webb Project, Series 2017
4.300 05/01/27 321,206
275,000 Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Isles Lakewood Ranch Project,
Series 2019
3.875 05/01/29 273,510
90,000 (c) Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Star Farms at Lakewood Ranch
Project, Series 2021
2.300 05/01/26 87,831
210,000 (c) Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Star Farms at Lakewood Ranch
Project, Series 2021
2.700 05/01/31 189,891
455,000 (c) Landings at Miami Coummunity Development District, Miami-
Dade County, Florida, Special Assessment Bonds, Series 2018
4.125 11/01/28 455,650
1,240,000 Langley South Community Development District, Florida, Special
Assessment Revenue Bonds, Mascotte Assessment Area One
Series 2024
4.400 05/01/31 1,236,808
2,225,000 Langley South Community Development District, Florida, Special
Assessment Revenue Bonds, Mascotte Assessment Area One
Series 2024
5.125 05/01/44 2,211,575

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 1,965,000 Lee County Industrial Development Authority, Florida, Charter
School Revenue Bonds, Lee County Community Charter Schools,
Series 2007A
5.250% 06/15/27 $ 1,965,640
5,000,000 Lee County Industrial Development Authority, Florida, Charter
School Revenue Bonds, Lee County Community Charter Schools,
Series 2007A
5.375 06/15/37 5,000,724
4,485,000 (c) Lee County Industrial Development Authority, Florida, Charter
School Revenue Bonds, Lee County Community Charter Schools,
Series 2024A
6.000 06/15/38 4,587,053
325,000 (c) Lee County Industrial Development Authority, Florida, Healthcare
Facilities Revenue Bonds, Preserve Project, Series 2017A
5.000 12/01/27 258,458
210,000 (c) Lee County Industrial Development Authority, Florida, Healthcare
Facilities Revenue Bonds, Preserve Project, Series 2017A
5.375 12/01/32 163,527
70,000 Leomas Landing Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 1, Series
2021
2.400 05/01/26 68,400
340,000 (c) Liberty Cove Community Development District, Nassau County,
Florida, Special Assessment Revenue Bonds, Assessment Area 1,
Series 2024
4.800 05/01/31 338,329
1,085,000 (c) Liberty Cove Community Development District, Nassau County,
Florida, Special Assessment Revenue Bonds, Assessment Area 1,
Series 2024
5.375 05/01/44 1,069,151
340,000 (c) Longleaf Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Neighborhood 4
Assessment Area Two Series 2024A
4.375 05/01/31 335,909
750,000 (c) Longleaf Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Neighborhood 4
Assessment Area Two Series 2024A
5.200 05/01/44 730,708
200,000 LTC Rance Residential Community Development District, Port
Saint Lucie, Florida, Special Assessment Bonds, Assessment Area
1 Project, Series 2021A
2.500 05/01/26 195,380
700,000 LTC Rance Residential Community Development District, Port
Saint Lucie, Florida, Special Assessment Bonds, Assessment Area
1 Project, Series 2021A
3.125 05/01/31 645,714
2,000,000 LTC Rance Residential Community Development District, Port
Saint Lucie, Florida, Special Assessment Bonds, Assessment Area
1 Project, Series 2021A
3.450 05/01/41 1,644,462
1,460,000 LTC Rance Residential Community Development District, Port
Saint Lucie, Florida, Special Assessment Bonds, Assessment Area
1 Project, Series 2021B
3.250 05/01/31 1,352,900
150,000 LTC Ranch Residential Community Development District, Port
Saint Lucie, Florida, Special Assessment Bonds, Assessment Area
2 Project, Series 2024AA2
4.850 05/01/31 150,551
325,000 LTC Ranch Residential Community Development District, Port
Saint Lucie, Florida, Special Assessment Bonds, Assessment Area
2 Project, Series 2024AA2
5.700 05/01/44 327,799
500,000 LTC Ranch Residential Community Development District, Port
Saint Lucie, Florida, Special Assessment Bonds, Assessment Area
3 Project, Series 2024AA3
4.875 05/01/31 502,160
1,255,000 LTC Ranch Residential Community Development District, Port
Saint Lucie, Florida, Special Assessment Bonds, Assessment Area
3 Project, Series 2024AA3
5.750 05/01/44 1,266,610
345,000 (c) LTC Ranch Residential Community Development District, Port
Saint Lucie, Florida, Special Assessment Bonds, Assessment Area
4 Project, Refunding Series 2024AA4
4.750 05/01/31 343,792
1,130,000 (c) LTC Ranch Residential Community Development District, Port
Saint Lucie, Florida, Special Assessment Bonds, Assessment Area
4 Project, Refunding Series 2024AA4
5.375 05/01/44 1,120,827
415,000 Lucerne Park Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2019
4.000 05/01/29 413,389
2,375,000 Magic Place Community Development District, Osceola County,
Florida, Special Assessment Revenue Bonds, Series 2019
3.875 05/01/30 2,302,190

Portfolio of Investments December 31, 2024
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 500,000 (c) Malabar Springs Community Development District, Florida,
Special Assessment Revenue Bonds, Palm Bay Area One Series
2024
4.500% 05/01/31 $ 495,781
1,355,000 (c) Malabar Springs Community Development District, Florida,
Special Assessment Revenue Bonds, Palm Bay Area One Series
2024
5.200 05/01/44 1,330,794
360,000 (c) Marion Ranch Community Development District, Marion County,
Florida, Special Assessment Revenue Bonds, Series 2024
5.100 05/01/31 361,975
1,000,000 (c) Marion Ranch Community Development District, Marion County,
Florida, Special Assessment Revenue Bonds, Series 2024
5.700 05/01/44 1,011,172
765,000 Mediterranea Community Development District, Riviera Beach,
Florida, Special Assessment Bonds, Area 2 Project, Refunding &
Improvement Series 2017
4.250 05/01/29 767,602
565,000 (c) Miami Dade County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, Miami Community Charter
School Inc Project, Series 2020A
4.250 06/01/30 542,507
1,035,000 (c) Miami Dade County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, South Florida Autism
Charter School Project, Series 2017
5.250 07/01/27 1,040,276
600,000 Miami Health Facilities Authority, Florida, Health Facilities
Revenue Bonds, Miami Jewish Health System Inc. Project, Series
2017
5.000 07/01/25 598,140
1,000,000 Miami Health Facilities Authority, Florida, Health Facilities
Revenue Bonds, Miami Jewish Health System Inc. Project, Series
2017
5.000 07/01/28 992,419
1,000,000 Miami Health Facilities Authority, Florida, Health Facilities
Revenue Bonds, Miami Jewish Health System Inc. Project, Series
2017
5.000 07/01/29 986,563
1,315,000 Miami Health Facilities Authority, Florida, Health Facilities
Revenue Bonds, Miami Jewish Health System Inc. Project, Series
2017
5.000 07/01/30 1,290,876
695,000 Miami Health Facilities Authority, Florida, Health Facilities
Revenue Bonds, Miami Jewish Health System Inc. Project, Series
2017
5.000 07/01/32 674,298
12,835,000 (d),(e) Miami-Dade County Expressway Authority, Florida, Toll System
Revenue Bonds, Series 2005D - AMBAC Insured (TSFR1M +
1.050%), (UB)
6.494 07/01/33 12,875,765
12,830,000 (d),(e) Miami-Dade County Expressway Authority, Florida, Toll System
Revenue Bonds, Series 2005E - AMBAC Insured (TSFR1M +
1.050%), (UB)
6.494 07/01/34 12,865,992
7,400,000 (c) Miami-Dade County Housing Finance Authority, Florida,
Multifamily Housing Revenue Bonds, Edison Tower Apartments,
Series 2022A
6.000 11/01/52 7,678,848
13,600,000 (c) Miami-Dade County Housing Finance Authority, Florida,
Multifamily Housing Revenue Bonds, Edison Tower Apartments,
Series 2022B
5.000 11/01/26 13,657,108
13,015,000 (c) Miami-Dade County Housing Finance Authority, Florida,
Multifamily Mortgage Revenue Bonds, Wynwood Works, Series
2023B, (Mandatory Put 6/01/26)
5.780 06/01/27 13,059,149
150,000 (c) Miami-Dade County Industrial Development Authority, Florida,
Revenue Bonds, Youth Co-Op Charter Schools Project, Series
2015A
5.000 09/15/25 149,999
1,000,000 Miami-Dade County Industrual Development Authority, Florida,
Revenue Bonds, Doral Academy, Seres 2018
5.000 01/15/32 1,018,275
11,000,000 Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding
Series 2017B, (AMT)
5.000 10/01/40 11,142,702
4,825,000 (c) Miami-Dade County, Florida, Special Assessment Revenue
Bonds, Ojus Sanitary Sewer Special Benefit Area, Series 2021
5.100 07/01/51 4,851,213
850,000 Miami-Dade County, Florida, Water and Sewer System Revenue
Bonds, Series 2021
5.000 10/01/34 937,167
350,000 (c) Middleton Community Development District A, Florida, Special
Assessment Revenue Bonds, Series 2022
5.200 05/01/27 354,481
1,070,000 (c) Middleton Community Development District A, Florida, Special
Assessment Revenue Bonds, Series 2022
5.450 05/01/32 1,137,106

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 2,570,000 (c) Middleton Community Development District A, Florida, Special
Assessment Revenue Bonds, Series 2022
5.850% 05/01/37 $ 2,736,936
3,470,000 (c) Middleton Community Development District A, Florida, Special
Assessment Revenue Bonds, Series 2022
6.100 05/01/42 3,684,435
2,505,000 (c) Mirada Community Development District, Florida, Capital
Improvement Bonds,  Assessment Area 3 Series 2024
5.625 05/01/44 2,511,101
2,430,000 (c) Mirada Community Development District, Florida, Capital
Improvement Bonds,  Assessment Area 5 Series 2024
5.000 05/01/34 2,444,245
340,000 Mirada II Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2021
2.500 05/01/26 331,975
760,000 Mirada II Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2021
3.125 05/01/31 690,399
150,000 Naples Reserve Community Development District, Collier
County, Florida, Special Assessment Bonds, Series 2014
4.750 11/01/25 150,083
455,000 (c) Naples Reserve Community Development District, Collier
County, Florida, Special Assessment Bonds, Series 2018
4.625 11/01/29 460,507
760,000 (c) Normandy Community Development District, Florida, Capital
Improvement Revenue Bonds, Jacksonville Assessment Area
One Series 2024
4.625 05/01/31 751,134
2,090,000 (c) Normandy Community Development District, Florida, Capital
Improvement Revenue Bonds, Jacksonville Assessment Area
One Series 2024
5.300 05/01/44 2,036,502
105,000 North AR-1 of Pasco Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 1, Series
2021
2.625 05/01/26 102,810
320,000 North AR-1 of Pasco Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 1, Series
2021
3.125 05/01/31 296,676
135,000 (c) North AR-1 of Pasco Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 2, Series
2021A
2.625 05/01/26 132,184
295,000 (c) North AR-1 of Pasco Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 2, Series
2021A
3.250 05/01/31 275,512
600,000 (c) North AR-1 of Pasco Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 2, Series
2021A
3.550 05/01/41 504,244
305,000 (c) North AR-1 of Pasco Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 4, Series
2024
4.625 05/01/31 305,988
935,000 (c) North AR-1 of Pasco Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 4, Series
2024
5.450 05/01/44 941,116
985,000 (c) North AR-1 of Pasco Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 5, Series
2024
4.875 05/01/31 989,887
980,000 (c) North AR-1 of Pasco Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 5, Series
2024
5.750 05/01/44 991,259
305,000 North Boulevard Community Development District, Haines, Polk
County, Florida, Special Assessment Bonds, Series 2019
4.750 11/01/29 309,207
725,000 North Park Isle Community Development District, Plant City,
Florida, Special Assessment Revenue Bonds, Assessment Area 1,
Series 2019
4.000 05/01/30 719,156
150,000 North Park Isle Community Development District, Plant City,
Florida, Special Assessment Revenue Bonds, Assessment Area 2,
Series 2021
2.450 11/01/26 145,331
500,000 North Park Isle Community Development District, Plant City,
Florida, Special Assessment Revenue Bonds, Assessment Area 2,
Series 2021
3.000 11/01/31 460,151
1,585,000 North Park Isle Community Development District, Plant City,
Florida, Special Assessment Revenue Bonds, Assessment Area 2,
Series 2021
3.375 11/01/41 1,314,113

Portfolio of Investments December 31, 2024
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 135,000 North Powerline Road Community Development District, Polk
County, Florida, Special Assessment Revenue Bonds, Series 2020
2.625% 05/01/25 $ 134,245
490,000 North Powerline Road Community Development District, Polk
County, Florida, Special Assessment Revenue Bonds, Series 2020
3.125 05/01/30 463,088
125,000 (c) North Powerline Road Community Development District, Polk
County, Florida, Special Assessment Revenue Bonds, Series 2022
4.750 05/01/27 125,664
210,000 (c) North Powerline Road Community Development District, Polk
County, Florida, Special Assessment Revenue Bonds, Series 2022
5.250 05/01/32 215,315
1,400,000 Northern Palm Beach County Improvement District, Florida,
Water Control and Improvement Bonds, Development Unit 2C,
Series 2017
5.000 08/01/32 1,427,378
540,000 Northern Palm Beach County Improvement District, Florida,
Water Control and Improvement Bonds, Development Unit 53,
Series 2015
4.650 08/01/25 541,878
1,100,000 Northern Palm Beach County Improvement District, Florida,
Water Control and Improvement Bonds, Development Unit 53,
Series 2018A
4.875 08/01/29 1,116,933
475,000 Northern Palm Beach County Improvement District, Florida,
Water Control and Improvement Bonds, Development Unit 53,
Series 2021
2.300 08/01/26 460,310
1,310,000 Northern Palm Beach County Improvement District, Florida,
Water Control and Improvement Bonds, Development Unit 53,
Series 2021
2.875 08/01/31 1,176,889
80,000 Oaks Shady Creek Community Development District, Florida,
Special Assessment Bonds, Series 2015
4.250 11/01/25 80,112
285,000 Old Hickory Community Development District, Osceola County,
Florida, Special Assessment Bonds, Series 2020
3.000 06/15/30 270,486
250,000 Orchid Grove Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2015
4.500 05/01/25 250,277
45,000 (c) Osceola Village Center Community Development District,
Florida, Special Assessment Bonds, 2021 Project, Series 2021
2.375 05/01/26 43,923
175,000 (c) Osceola Village Center Community Development District,
Florida, Special Assessment Bonds, 2021 Project, Series 2021
2.875 05/01/31 159,633
370,000 (c) Osceola Village Center Community Development District,
Florida, Special Assessment Bonds, 2021 Project, Series 2021
3.300 05/01/41 299,984
380,000 (c),(i) Pacific Ace Community Development District, Lake County,
Florida, Special Assessment Revenue Bonds, Area 2 Series 2024
4.450 05/01/31 380,324
610,000 (c),(i) Pacific Ace Community Development District, Lake County,
Florida, Special Assessment Revenue Bonds, Area 2 Series 2024
5.200 05/01/44 611,984
200,000 Palm Beach County Health Facilities Authority, Florida, Revenue
Bonds, Toby & Leon Cooperman Sinai Residences of Boca Raton,
Refunding Series 2022
4.000 06/01/26 199,423
1,000,000 Palm Beach County, Florida, Revenue Bonds, Provident Group -
LU Properties LLC Lynn University Housing Project, Series 2024A
6.000 06/01/44 998,800
440,000 Palm Beach County, Florida, Revenue Bonds, Provident Group -
LU Properties LLC Lynn University Housing Project, Taxable Series
2024B
8.500 06/01/33 437,367
805,000 (c) Palm Beach County, Florida, Revenue Bonds, Provident Group
- PBAU Properties LLC - Palm Beach Atlantic University Housing
Project, Series 2019A
5.000 04/01/29 810,016
590,000 Palm Glades Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2017
4.000 05/01/27 589,055
120,000 (c) Park East Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2021
2.400 11/01/26 115,195
650,000 (c) Park East Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2021
2.875 11/01/31 580,705
1,285,000 (c) Park East Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2021
3.150 11/01/41 1,007,995
475,000 Parker Pointe Community Development District, Miami-Dade
County, Florida, Special Assessment Revenue Bonds, Series 2024
4.950 05/01/31 475,882
700,000 Parker Pointe Community Development District, Miami-Dade
County, Florida, Special Assessment Revenue Bonds, Series 2024
5.500 05/01/44 702,671
70,000 Parker Road Community Development District, Florida, Capital
Improvement Revenue Bonds, Refudning Series 2020
3.100 05/01/25 69,675

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 335,000 Parker Road Community Development District, Florida, Capital
Improvement Revenue Bonds, Refudning Series 2020
3.375% 05/01/30 $ 312,018
815,000 Parkland Preserve Community Development District, Saint Johns
County, Florida, Special Assessment Revenue Bonds, Series
2019A
4.750 05/01/30 826,126
305,000 Parrish Lakes Community Development District, Manatee County,
Florida, Capital Improvement Revenue Bonds, Assessment Area
1, Series 2023
4.000 05/01/30 301,813
1,070,000 Parrish Lakes Community Development District, Manatee County,
Florida, Capital Improvement Revenue Bonds, Assessment Area
1, Series 2023
5.125 05/01/43 1,069,405
610,000 (c) Parrish Lakes Community Development District, Manatee County,
Florida, Capital Improvement Revenue Bonds, Assessment Area
2, Series 2023A
4.625 05/01/30 612,915
1,155,000 (c) Parrish Lakes Community Development District, Manatee County,
Florida, Capital Improvement Revenue Bonds, Assessment Area
2, Series 2023A
5.375 05/01/43 1,168,438
1,090,000 (c) Parrish Lakes Community Development District, Manatee County,
Florida, Capital Improvement Revenue Bonds, Assessment Area
3, Series 2024
5.500 05/01/44 1,085,071
1,350,000 (c) Parrish Lakes II Community Development District, Manatee
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area One Series 2024
4.250 05/01/31 1,335,661
3,255,000 (c) Parrish Lakes II Community Development District, Manatee
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area One Series 2024
5.125 05/01/44 3,171,402
335,000 Parrish Plantation Community Development District, Manatee
County, Florida, Special Assessment Revenue Bonds, Assessment
Area 1, Series 2021
3.125 05/01/31 313,235
1,000,000 Parrish Plantation Community Development District, Manatee
County, Florida, Special Assessment Revenue Bonds, Assessment
Area 1, Series 2021
3.500 05/01/41 842,203
375,000 (c) Parrish Plantation Community Development District, Manatee
County, Florida, Special Assessment Revenue Bonds, Assessment
Area 3 Project, Series 2024
4.875 05/01/31 378,658
700,000 (c) Parrish Plantation Community Development District, Manatee
County, Florida, Special Assessment Revenue Bonds, Assessment
Area 3 Project, Series 2024
5.800 05/01/44 720,252
100,000 (c) Parrish Plantation Community Development District, Manatee
County, Florida, Special Assessment Revenue Bonds, Assessment
Area 4 Project, Series 2021
4.750 05/01/31 101,012
250,000 (c) Parrish Plantation Community Development District, Manatee
County, Florida, Special Assessment Revenue Bonds, Assessment
Area 4 Project, Series 2021
5.625 05/01/44 255,639
670,000 Pasadena Ridge Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Assessment Area
Two, Series 2024
4.350 05/01/31 666,037
1,325,000 Pasadena Ridge Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Assessment Area
Two, Series 2024
5.050 05/01/44 1,307,332
440,000 (c) Peace Creek Community Development District, Winter Haven,
Florida, Special Assessment Revenue Bonds, Area One Series
2023
4.250 06/15/30 442,723
1,475,000 (c) Peace Creek Community Development District, Winter Haven,
Florida, Special Assessment Revenue Bonds, Area One Series
2023
5.125 06/15/43 1,507,950
85,000 (c) Pine Isle Community Development District, Miami-Dade County,
Florida, Special Assessment Bonds, Series 2021
2.375 12/15/26 82,702
8,165,000 (c) Pinellas County Health Facilities Authority, Florida, Health Care
Facilities Revenue Bonds, Mease Life, Inc. Project, Refunding
Series 2021
7.000 01/01/57 8,123,651

Portfolio of Investments December 31, 2024
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 225,000 Pinellas County Industrial Development Authority, Florida,
Industrial Development Revenue Bonds, Drs. Kiran & Pallavi Patel
2017 Foundation for Global Understanding, Inc., Project, Series
2019
5.000% 07/01/39 $ 226,438
500,000 (c) Pioneer Ranch Community Development District, Marion County,
Florida, Special Assessment Bonds, Series 2024
4.200 05/01/31 492,290
1,000,000 (c) Pioneer Ranch Community Development District, Marion County,
Florida, Special Assessment Bonds, Series 2024
5.000 05/01/44 966,674
265,000 Poinciana West Community Development District, Florida,
Special Assessment Bonds, Refunding Subordinate Series 2016-2
5.375 05/01/30 271,296
100,000 Preserve at South Branch Community Development District,
Pasco County, Florida, Special Assessment Revenue Bonds,
Phase 3 Series 2021
2.500 05/01/26 98,251
205,000 Prosperity Lakes Community Development District, Manatee
County, Florida, Special Assessment Revenue Bonds, Assessment
Area One Series 2023
5.150 12/15/30 211,187
690,000 Prosperity Lakes Community Development District, Manatee
County, Florida, Special Assessment Revenue Bonds, Assessment
Area One Series 2023
5.875 12/15/43 733,332
150,000 (c) Ranches at Lake McLeod Community Development District, Polk
County, Florida, Special Assessment Revenue Bonds, Assessment
Area 1 Series 2023
4.625 06/15/30 151,728
620,000 (c) Ranches at Lake McLeod Community Development District, Polk
County, Florida, Special Assessment Revenue Bonds, Assessment
Area 1 Series 2023
5.250 06/15/43 634,855
90,000 Randal Park Community Development District, Orlando, Florida,
Special Assessment Revenue Bonds, Series 2015
4.250 11/01/25 90,126
370,000 (c) Regal Village Community Development District, Florida City,
Florida, Capital Improvement Revenue Bonds, Series 2024
4.250 05/01/31 369,371
700,000 (c) Regal Village Community Development District, Florida City,
Florida, Capital Improvement Revenue Bonds, Series 2024
5.200 05/01/44 703,067
840,000 Reunion East Community Development District, Osceola County,
Florida, Special Assessment Bonds, Refunding Series 2015A
5.000 05/01/25 844,750
160,000 Reunion East Community Development District, Osceola County,
Florida, Special Assessment Bonds, Series 2021
2.400 05/01/26 156,237
70,000 Reunion East Community Development District, Osceola County,
Florida, Special Assessment Bonds, Series 2021
2.850 05/01/31 63,588
195,000 Reunion East Community Development District, Osceola County,
Florida, Special Assessment Bonds, Series 2021
3.150 05/01/41 158,354
185,000 Reunion West Community Development District, Florida,
Special Assessment Bonds, Area 2 Phase 1 Project, Refunding &
Improvement Series 2015
4.250 05/01/25 185,127
530,000 Reunion West Community Development District, Florida, Special
Assessment Bonds, Area 3 Project, Series 2016
4.375 11/01/28 533,241
715,000 (c) Reunion West Community Development District, Florida, Special
Assessment Bonds, Area 4 Project, Series 2017
4.250 11/01/28 719,311
225,000 (c) Reunion West Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2022
3.000 05/01/25 224,238
285,000 (c) Reunion West Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2022
3.000 05/01/26 281,619
290,000 (c) Reunion West Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2022
3.000 05/01/27 283,271
400,000 (c) Reunion West Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2022
3.000 05/01/28 386,660
425,000 (c) Reunion West Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2022
3.000 05/01/29 406,899
455,000 (c) Reunion West Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2022
3.000 05/01/30 429,093
440,000 (c) Reunion West Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2022
3.000 05/01/31 410,258
1,305,000 (c) Reunion West Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2022
3.000 05/01/36 1,146,518

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 500,000 Reunion West Community Development District, Osceola
County, Florida, Special Assessment Bonds, Area 5 Project, Series
2019
4.000% 05/01/30 $ 495,583
75,000 Rhodine Road North Community Development District,
Hillsborough County, Florida, Special Assessment Bonds, Series
2022
2.600 05/01/27 72,895
205,000 River Glen Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 2, Series 2021
2.375 05/01/26 199,943
350,000 River Glen Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 2, Series 2021
3.000 05/01/31 322,962
1,970,000 River Glen Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 2, Series 2021
3.375 05/01/41 1,646,694
225,000 (c) River Hall Community Development District, Lee County, Florida,
Capital Improvement Revenue Bonds, Assessment Area 4 Series
2023A
5.375 05/01/30 230,246
700,000 (c) River Hall Community Development District, Lee County, Florida,
Capital Improvement Revenue Bonds, Assessment Area 4 Series
2023A
6.250 05/01/43 744,216
1,000,000 River Hall Community Development District, Lee County, Florida,
Capital Improvement Revenue Bonds, Refunding Series 2021A-1
3.000 05/01/31 922,271
1,000,000 River Hall Community Development District, Lee County, Florida,
Capital Improvement Revenue Bonds, Refunding Series 2021A-1
3.000 05/01/36 851,140
895,000 River Hall Community Development District, Lee County, Florida,
Capital Improvement Revenue Bonds, Refunding Series 2021A-2
3.000 05/01/31 825,433
895,000 River Hall Community Development District, Lee County, Florida,
Capital Improvement Revenue Bonds, Refunding Series 2021A-2
3.000 05/01/36 761,770
385,000 Rivers Edge Community Development District, Florida, Capital
Improvement Revenue Bonds, Refunding Subordinate Lien
Series 2018A-2
4.375 05/01/28 386,894
135,000 Rivers Edge II Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2021
2.400 05/01/26 131,796
300,000 Rivers Edge II Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2021
3.000 05/01/31 276,033
1,040,000 Rivers Edge II Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2021
3.500 05/01/41 869,502
105,000 (c) Rivers Edge III Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2021
2.400 05/01/26 102,534
300,000 (c) Rivers Edge III Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2021
3.000 05/01/31 275,977
780,000 (c) Rivers Edge III Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2021
3.500 05/01/41 647,657
185,000 Rolling Hills Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2015A-1
5.125 05/01/26 185,778
285,000 Rolling Hills Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2020A-1
3.875 05/01/30 276,600
805,000 Rolling Hills Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2020A-1
4.625 05/01/40 774,978
1,315,000 Rolling Oaks Community Development District, Florida, Special
Assessment Bonds, Series 2016
5.250 11/01/28 1,346,603
525,000 (c) Rolling Oaks Community Development District, Florida, Special
Assessment Bonds, Series 2018
4.875 11/01/28 533,873
205,000 (c) Rolling Oaks Community Development District, Osceola County,
Florida, Special Assessment Bonds, 2022 Assessment Area,
Series 2022
5.625 05/01/29 208,233
830,000 (c) Rolling Oaks Community Development District, Osceola County,
Florida, Special Assessment Bonds, 2022 Assessment Area,
Series 2022
6.250 05/01/42 874,479
410,000 (c) Rookery Community Development District, Florida, Special
Assessment Revenue Bonds, Green Cove Springs Capital
Improvement Assessment Area One Series 2024
4.250 05/01/31 405,468
1,000,000 (c) Rookery Community Development District, Florida, Special
Assessment Revenue Bonds, Green Cove Springs Capital
Improvement Assessment Area One Series 2024
5.000 05/01/44 970,129

Portfolio of Investments December 31, 2024
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 310,000 (c) Rye Crossing Community Development District, Manatee County,
Florida, Revenue Bonds, Capital Improvement Assessment Area
2 Series 2024
4.200% 05/01/31 $ 306,552
750,000 (c) Rye Crossing Community Development District, Manatee County,
Florida, Revenue Bonds, Capital Improvement Assessment Area
2 Series 2024
5.000 05/01/44 732,034
750,000 (c) Rye Ranch Community Development District, Florida, Special
Assessment Revenue Bonds, Pod B - Assessment Area 1 Series
2023
5.750 11/01/43 770,486
350,000 (c) Sabal Palm Community Development District, Florida, Special
Assessment Bonds, South Parcel Series 2017
4.250 11/01/28 351,174
1,000,000 Saint Augustine Lakes Community Development District, Saint
Johns County, Florida, Special Assessment Bonds, 2022 Project,
Series 2022
5.375 06/15/42 1,024,493
450,000 (c) Saltleaf Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2024
4.750 05/01/31 450,104
1,300,000 (c) Saltleaf Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2024
5.625 05/01/44 1,305,825
135,000 Saltmeadows Community Development District, Manatee
County, Florida, Special Assessment Revenue Bonds, Assessment
Area 1, Series 2022
4.625 05/01/29 136,138
375,000 Savanna Lakes Community Development District, Lee County,
Florida, Special Assessment Revenue Bonds, Assessment Area
Two Series 2024
4.625 06/15/31 375,290
625,000 Savanna Lakes Community Development District, Lee County,
Florida, Special Assessment Revenue Bonds, Assessment Area
Two Series 2024
5.250 06/15/44 625,517
630,000 (c) Sawgrass Village Community Development District, Manatee
County, Florida, Special Assessment Bonds, 2023 Project Series
2023
4.875 05/01/30 636,091
2,360,000 (c) Sawgrass Village Community Development District, Manatee
County, Florida, Special Assessment Bonds, 2023 Project Series
2023
5.500 05/01/43 2,402,387
420,000 Sawgrass Village Community Development District, Manatee
County, Florida, Special Assessment Bonds, Assessment Area 2
Series 2023
5.250 11/01/30 428,810
1,000,000 Sawgrass Village Community Development District, Manatee
County, Florida, Special Assessment Bonds, Assessment Area 2
Series 2023
6.125 11/01/43 1,051,455
300,000 (c) Sawgrass Village Community Development District, Manatee
County, Florida, Special Assessment Bonds, Assessment Area 3
Series 2024
4.700 05/01/31 300,942
750,000 (c) Sawgrass Village Community Development District, Manatee
County, Florida, Special Assessment Bonds, Assessment Area 3
Series 2024
5.550 05/01/44 755,518
315,000 (c) Scenic Terrace South Community Development District, Lake
Hamilton, Florida, Special Assessment Revenue Bonds, Series
2022 Project, Series 2022
3.750 05/01/27 311,590
690,000 (c) Scenic Terrace South Community Development District, Lake
Hamilton, Florida, Special Assessment Revenue Bonds, Series
2022 Project, Series 2022
4.125 05/01/32 677,570
1,000,000 (c) Seagrove Community Development District, St. Lucie County,
Florida, Special Assessment Revenue Bonds, Series 2024
4.250 06/15/31 991,411
1,000,000 (c) Seagrove Community Development District, St. Lucie County,
Florida, Special Assessment Revenue Bonds, Series 2024
4.875 06/15/44 977,486
220,000 (c) Seaton Creek Reserve Community Development District,
Jacksonville, Florida, Special Assessment Revenue Bonds,
Assessment Area 1 Series 2023
4.625 06/15/30 222,327
825,000 (c) Seaton Creek Reserve Community Development District,
Jacksonville, Florida, Special Assessment Revenue Bonds,
Assessment Area 1 Series 2023
5.250 06/15/43 843,616
240,000 Sedona Point Community Development District, Florida, Special
Assessment Bonds, Project Series 2023
4.125 06/15/30 240,955

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 825,000 Sedona Point Community Development District, Florida, Special
Assessment Bonds, Project Series 2023
5.000% 06/15/43 $ 838,105
5,000,000 Seminole County Industrial Development Authority, Florida,
Retirement Facility Revenue Bonds, Legacy Pointe At UCF Project,
Series 2019A
5.000 11/15/29 4,971,999
2,000,000 Seminole County Industrial Development Authority, Florida,
Retirement Facility Revenue Bonds, Legacy Pointe At UCF Project,
Series 2019A
5.250 11/15/39 1,981,555
6,700,000 Seminole County Industrial Development Authority, Florida,
Retirement Facility Revenue Bonds, Legacy Pointe At UCF Project,
Series 2019A
5.750 11/15/54 6,614,714
700,000 (c) Seminole Palms Community Development District, Palm Coast,
Florida, Special Assessment Revenue Bonds, 2024 Project Area 2
Series 2024
4.450 05/01/31 694,211
1,250,000 (c) Seminole Palms Community Development District, Palm Coast,
Florida, Special Assessment Revenue Bonds, 2024 Project Area 2
Series 2024
5.200 05/01/44 1,224,211
460,000 (c) Sherwood Manor Community Development District,
Hillsborough County, Florida, Special Assessment Revenue
Bonds, Area One, Series 2018
4.625 11/01/29 466,056
210,000 Shingle Creek at Branson Community Development District,
Osceola County, Florida, Special Assessment Revenue Bonds,
Series 2021
2.500 06/15/26 205,500
300,000 (c) Silver Oaks Community Development District, St. Lucie County,
Florida, Special Assessment Bonds, Series 2024
4.700 05/01/31 301,649
1,000,000 (c) Silver Oaks Community Development District, St. Lucie County,
Florida, Special Assessment Bonds, Series 2024
5.550 05/01/44 1,013,078
180,000 (c) Silverado Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 1A, Series
2018A-1
5.000 11/01/28 183,018
45,000 (c) Silverado Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2017A-1
5.000 11/01/27 45,507
105,000 Six Mile Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 1, Refunding
Series 2015
4.375 05/01/25 105,078
895,000 Six Mile Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 2 Phase 2, Series
2017A
4.500 11/01/28 904,692
115,000 Six Mile Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 2 Phase 3B,
Refunding Series 2021
2.500 05/01/26 112,304
325,000 Six Mile Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 2 Phase 3B,
Refunding Series 2021
3.100 05/01/31 301,539
1,000,000 Six Mile Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 2 Phase 3B,
Refunding Series 2021
3.400 05/01/41 825,757
335,000 Six Mile Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 2, Series 2016
4.750 11/01/28 340,727
975,000 Solterra Resort Community Development District, Polk County,
Florida, Special Assessment Bonds, Series 2018
4.750 05/01/29 986,477
375,000 (c) Somerset Bay Community Development District, Hernando
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 1, Series 2024
4.850 05/01/31 375,673
1,000,000 (c) Somerset Bay Community Development District, Hernando
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 1, Series 2024
5.625 05/01/44 1,003,664
65,000 South Creek Community Development District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, Area 1
Series 2021
2.375 06/15/26 63,503
595,000 South Fork III Community Development District, Florida, Special
Assessment Revenue Bonds, Refunding Series 2016
5.000 05/01/29 605,061
595,000 South Fork III Community Development District, Florida, Special
Assessment Revenue Bonds, Refunding Series 2018
4.625 05/01/29 601,995

Portfolio of Investments December 31, 2024
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 150,000 South Village Community Development District, Clay County,
Florida, Capital Improvement Revenue Bonds, Refunding Series
2016A2
4.350% 05/01/26 $ 150,299
130,000 Southern Grove Community Develoment District 5, Port
Saint Lucie, Florida, Special Assessment Bonds, Community
Infrastructure Series 2021
2.400 05/01/26 127,276
295,000 Southern Grove Community Development District 5, Florida,
Special Assessment Infrastructure Bonds, Series 2019
3.250 05/01/29 282,305
370,000 Southern Grove Community Development District 5, Florida,
Special Assessment Infrastructure Bonds, Series 2019
3.600 05/01/34 342,615
415,000 Southshore Bay Community Development District, Hillsborough
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 2, Series 2024
4.750 05/01/31 414,615
680,000 Southshore Bay Community Development District, Hillsborough
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 2, Series 2024
5.375 05/01/44 678,404
430,000 Spencer Creek Community Development District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, Series 2019
4.375 05/01/29 432,690
900,000 (c) Spring Lake Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Area Two Project,
Series 2017
4.500 11/01/28 908,486
100,000 (c) Stellar North Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, 2021 Project, Series
2021
2.450 05/01/26 97,591
350,000 (c) Stellar North Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, 2021 Project, Series
2021
3.000 05/01/31 321,189
925,000 (c) Stellar North Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, 2021 Project, Series
2021
3.200 05/01/41 735,563
165,000 (c) Stillwater Community Development District, Saint John's County,
Florida, Special Assessment Bonds,  2021 Project Series 2021
2.375 06/15/26 160,644
200,000 (c) Stillwater Community Development District, Saint John's County,
Florida, Special Assessment Bonds,  2021 Project Series 2021
3.000 06/15/31 183,578
110,000 (c) Stonewater Community Development District, Cape Coral,
Florida, Special Assessment Revenue Bonds, Refunding Series
2021
2.250 11/01/26 106,315
355,000 (c) Stonewater Community Development District, Cape Coral,
Florida, Special Assessment Revenue Bonds, Refunding Series
2021
3.000 11/01/32 319,730
750,000 (c) Stonewater Community Development District, Cape Coral,
Florida, Special Assessment Revenue Bonds, Refunding Series
2021
3.300 11/01/41 609,748
175,000 Stoneybrook North Community Development District, Florida,
Special Assessment Revenue Bonds, Assessment Area One
Project, Series 2017A-1
5.000 11/01/27 176,827
505,000 Stoneybrook North Community Development District, Florida,
Special Assessment Revenue Bonds, Assessment Area One
Project, Series 2017A-3
5.875 11/01/29 510,460
170,000 (c) Stoneybrook North Community Development District, Florida,
Special Assessment Revenue Bonds, Assessment Area Two
Project, Series 2022
5.500 11/01/29 173,381
1,000,000 Stoneybrook South at Championsgate Community Development
District, Osceola County, Florida, Special Assessment Revenue
Bonds, 2019 Assessment Area Series 2019NM
4.000 06/15/30 1,006,328
450,000 Stoneybrook South at Championsgate Community Development
District, Osceola County, Florida, Special Assessment Revenue
Bonds, Parcel K Assessment Area, Series 2017
4.000 12/15/28 450,785
505,000 Storey Creek Community Development District, Osceloa County,
Florida, Special Assessment Bonds, Assessment Area 1 Project,
Series 2019
3.625 12/15/30 487,010
120,000 (c) Storey Drive Community Development District, Orlando, Florida,
Special Assessment Revenue Bonds, Series 2022
2.550 06/15/27 115,267

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 375,000 (c) Storey Drive Community Development District, Orlando, Florida,
Special Assessment Revenue Bonds, Series 2022
3.000% 06/15/32 $ 338,714
1,000,000 (c) Storey Drive Community Development District, Orlando, Florida,
Special Assessment Revenue Bonds, Series 2022
3.250 06/15/42 794,806
45,000 (c) Storey Park Community Development District, Orlando, Florida,
Special Assessment Revenue Bonds, Assessment Area Four
Project, Series 2021
2.375 06/15/26 44,031
440,000 Storey Park Community Development District, Orlando, Florida,
Special Assessment Revenue Bonds, Assessment Area One
Project, Series 2015
4.500 11/01/26 442,261
385,000 (c) Summer Woods Community Development District, Manatee
County, Florida, Special Assessment Bonds, Area 1 Project, Series
2018A-1
5.000 11/01/29 392,844
125,000 Summer Woods Community Development District, Manatee
County, Florida, Special Assessment Bonds, Area 2 Project, Series
2020
3.750 05/01/40 108,766
100,000 (c) Summer Woods Community Development District, Manatee
County, Florida, Special Assessment Bonds, Area 3, Series 2021
2.500 05/01/26 97,729
300,000 (c) Summer Woods Community Development District, Manatee
County, Florida, Special Assessment Bonds, Area 3, Series 2021
3.150 05/01/31 278,291
720,000 (c) Summer Woods Community Development District, Manatee
County, Florida, Special Assessment Bonds, Area 3, Series 2021
3.450 05/01/41 598,539
35,000 Summerstone Community Development District, Pasco County,
Florida, Special Assessment Revenue Bonds, Phase 1 Series 2020
2.500 05/01/25 34,817
125,000 (c) Summerstone Community Development District, Pasco County,
Florida, Special Assessment Revenue Bonds, Phase 2 Series 2021
2.200 05/01/26 122,170
300,000 (c) Summerstone Community Development District, Pasco County,
Florida, Special Assessment Revenue Bonds, Phase 2 Series 2021
2.750 05/01/31 282,621
480,000 (c) Summit View Community Development District, Dade City,
Florida, Special Assessment Area Two Revenue Bonds, Series
2024
4.750 05/01/31 479,968
100,000 Tapestry Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2016
4.250 05/01/26 100,118
1,490,000 Three Rivers Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2019A-1
4.125 05/01/29 1,483,308
4,165,000 Three Rivers Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2019A-1
4.500 05/01/39 4,026,531
400,000 (c) Timber Creek Community Development District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, Series 2018
4.625 11/01/29 404,951
220,000 (c) Timber Creek Southwest Community Development District, Lee
County, Florida, Special Assessment Bonds, Area 2 Project, Series
2021
2.350 12/15/26 212,600
800,000 (c) Timber Creek Southwest Community Development District, Lee
County, Florida, Special Assessment Bonds, Area 2 Project, Series
2021
3.000 12/15/31 731,210
170,000 (c) Tolomato Community Development District, Florida, Special
Assessment Bonds, Expansion Parcel Project, Series 2018
4.350 05/01/28 171,128
805,000 (c) Tolomato Community Development District, Florida, Special
Assessment Bonds, Refunding Senior Lien Series 2018A-2
5.200 05/01/28 820,594
1,755,000 (c) Tolomato Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2022A - AGM Insured
3.000 05/01/30 1,690,927
1,865,000 (c) Tolomato Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2022A - AGM Insured
3.000 05/01/32 1,757,277
1,530,000 (c) Tolomato Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2022B
3.000 05/01/32 1,411,626
5,990,000 (c) Tolomato Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2022B
3.250 05/01/40 5,019,009
1,240,000 (c) Tolomato Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2022C
2.800 05/01/27 1,209,777
1,675,000 (c) Tolomato Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2022C
3.200 05/01/32 1,566,247
9,295,000 (c) Tolomato Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2022C
3.400 05/01/40 7,939,120

Portfolio of Investments December 31, 2024
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 360,000 Tolomato Community Development District, Florida, Special
Assessment Bonds, Refunding Subordinate Lien Series 2018B-2
4.625% 05/01/28 $ 363,893
700,000 Tolomato Community Development District, Florida, Special
Assessment Bonds, Refunding Subordinate Lien Series 2019A-2
3.850 05/01/29 696,164
440,000 Toscana Isles Community Development District, Venice, Florida,
Special Assessment Revenue Bonds, Series 2014
5.750 11/01/27 452,818
735,000 Touchstone Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, 2019 Project, Series
2019
3.625 12/15/31 695,271
125,000 Towne Park Community Development District, Florida, Special
Assessment Bonds, Area 2B Project, Series 2018
5.000 05/01/28 126,815
590,000 Towne Park Community Development District, Florida, Special
Assessment Bonds, Area 3A Project, Series 2018
5.000 05/01/28 598,577
365,000 Towne Park Community Development District, Florida, Special
Assessment Bonds, Area 3B Project, Series 2019
4.000 05/01/30 361,701
40,000 Towne Park Community Development District, Florida, Special
Assessment Bonds, Area 3C Project, Series 2019
3.625 05/01/25 39,934
500,000 Towne Park Community Development District, Florida, Special
Assessment Bonds, Area 3C Project, Series 2019
4.000 05/01/31 493,010
80,000 Towne Park Community Development District, Florida, Special
Assessment Bonds, Series 2016
5.000 11/01/28 81,307
420,000 Tradition Community Development District 1, Port Saint Lucie,
Florida, Irrigation System Revenue Bonds, Existing System Series
2017
4.000 10/01/27 418,790
1,500,000 Tradition Community Development District 1, Port Saint Lucie,
Florida, Irrigation System Revenue Bonds, Existing System Series
2017
4.500 10/01/47 1,389,066
130,000 Tradition Community Development District 9, Port Saint Lucie,
Florida, Special Assessment Bonds, Series 2021
2.300 05/01/26 126,947
115,000 Tradition Community Development District 9, Port Saint Lucie,
Florida, Special Assessment Bonds, Series 2021
2.700 05/01/31 104,058
90,000 Trevesta Community Development District, Manatee County,
Florida, Special Assessment Revenue Bonds, 2016 Project, Series
2016A-1
5.000 11/01/26 91,275
410,000 (c) Trevesta Community Development District, Manatee County,
Florida, Special Assessment Revenue Bonds, Assessment Area
1 - Phase 2 Project, Series 2018
4.750 11/01/29 420,290
500,000 Triple Creek Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Series 2019A
4.125 05/01/29 500,381
250,000 Triple Creek Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Village N&P Project,
Series 2021
2.500 11/01/26 242,207
250,000 Triple Creek Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Village N&P Project,
Series 2021
3.000 11/01/31 228,603
1,000,000 Triple Creek Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Village N&P Project,
Series 2021
3.500 11/01/41 836,965
170,000 Trout Creek Community Development District, Saint Johns
County, Florida, Capital Improvement Revenue Bonds, Series
2015
4.875 05/01/25 170,383
320,000 Trout Creek Community Development District, Saint Johns
County, Florida, Capital Improvement Revenue Bonds, Series
2018
5.000 05/01/28 324,072
500,000 TSR Community Development District, Pasco County, Florida,
Special Assessment Revenue Bonds, Northwest Assessment Area
Parcels A, B & C, Series 2018
4.500 11/01/29 504,789
4,500,000 Tuckers Pointe Community Development District, Charlotte
County, Florida, Special Assessment Notes, Master Infrastructure
Project, Series 2022
3.625 05/01/32 4,242,786
215,000 Turtle Run Community Development District, Florida, Special
Assessment Benefit Tax Bonds, Series 2017-2
4.000 05/01/28 214,592

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 1,230,000 Twin Creeks North Community Development District, Florida,
Special Assessment Bonds, Master Infrastructure Improvements,
Series 2016A-1
5.750% 11/01/28 $ 1,256,966
995,000 Twin Creeks North Community Development District, Florida,
Special Assessment Bonds, Master Infrastructure Improvements,
Series 2016A-2
6.000 11/01/31 1,038,275
145,000 Two Creeks Community Development District, Florida, Capital
Improvement Revenue Bonds, Refunding Subordinate Lien
Series 2016A-2
4.200 05/01/26 145,112
480,000 (c) Two Rivers East Community Development District, Pasco County,
Florida, Special Assessment Revenue Bonds, 2023 Project Series
2023
4.875 05/01/30 484,688
4,400,000 (c) Two Rivers East Community Development District, Pasco County,
Florida, Special Assessment Revenue Bonds, 2023 Project Series
2023
5.750 05/01/43 4,528,617
385,000 (c) Two Rivers North Community Development District, Pasco
County, Florida, Special Assessment Bonds, 2022 Project, Series
2022
4.625 05/01/27 385,585
600,000 (c) Two Rivers North Community Development District, Pasco
County, Florida, Special Assessment Bonds, 2022 Project, Series
2022
4.875 05/01/32 607,445
1,540,000 (c) Two Rivers North Community Development District, Pasco
County, Florida, Special Assessment Bonds, 2022 Project, Series
2022
5.125 05/01/42 1,550,866
350,000 (c) Two Rivers West Community Development District, Pasco County,
Florida, Special Assessment Bonds, 2022 Project, Series 2022
5.250 05/01/28 353,583
650,000 (c) Two Rivers West Community Development District, Pasco County,
Florida, Special Assessment Bonds, 2022 Project, Series 2022
5.375 05/01/33 672,288
2,280,000 (c) Two Rivers West Community Development District, Pasco County,
Florida, Special Assessment Bonds, 2022 Project, Series 2022
6.000 05/01/43 2,373,709
485,000 (c) Two Rivers West Community Development District, Pasco County,
Florida, Special Assessment Bonds, 2024 Project, Series 2024
4.800 05/01/31 485,703
450,000 (c) Two Rivers West Community Development District, Pasco County,
Florida, Special Assessment Bonds, 2024 Project, Series 2024
5.625 05/01/44 451,299
165,000 Union Park Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2016A-1
4.750 11/01/27 166,927
380,000 (c) Union Park East Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment  Area 1 Series
2017A-1
5.000 11/01/27 384,922
685,000 (c) Union Park East Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment  Area 2 Series
2019A-1
4.500 11/01/30 690,310
195,000 (c) Union Park East Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment  Area 2 Series
2019A-2
5.250 05/01/49 197,477
27,500 (c) Union Park East Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 3 Series
2021
2.400 05/01/26 26,858
125,000 (c) Union Park East Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 3 Series
2021
2.950 05/01/31 114,684
115,000 (c) Union Park East Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 3 Series
2021
3.350 05/01/41 93,986
295,000 (c) Varrea South Community Development District, Plant City,
Florida, Capital Improvement Revenue Bonds, 2023 Assessment
Area Series 2023
4.250 05/01/30 296,956
1,075,000 (c) Varrea South Community Development District, Plant City,
Florida, Capital Improvement Revenue Bonds, 2023 Assessment
Area Series 2023
5.125 05/01/43 1,094,989
125,000 (c) V-Dana Community Development District, Lee County,
Florida,Special Assessment Bonds, Area 1 - 2020 Project, Series
2020
3.000 05/01/25 124,547

Portfolio of Investments December 31, 2024
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 250,000 V-Dana Community Development District, Lee County,
Florida,Special Assessment Bonds, Area 1 - 2021 Project, Series
2021
2.600% 05/01/26 $ 245,313
685,000 V-Dana Community Development District, Lee County,
Florida,Special Assessment Bonds, Area 1 - 2021 Project, Series
2021
3.125 05/01/31 641,538
1,500,000 V-Dana Community Development District, Lee County,
Florida,Special Assessment Bonds, Area 1 - 2021 Project, Series
2021
3.625 05/01/41 1,304,694
200,000 Venetian Parc Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, Area One Project,
Series 2013
6.000 11/01/27 206,875
900,000 (c) Venice, Florida, Retirement Community Revenue Improvement
Bonds, Village On The Isle Project, Fixed Rate Series 2024B-3
4.250 01/01/30 899,999
550,000 (c) Venice, Florida, Retirement Community Revenue Improvement
Bonds, Village On The Isle Project, Mandatory Paydown Series
2024B-2
4.500 01/01/30 549,999
110,000 (c) Veranda Community Development District II, Florida, Special
Assessment Revenue Bonds, Assessment Area 4 Veranda Oaks,
Refunding Series 2021
2.500 05/01/26 107,502
60,000 (c) Veranda Community Development District II, Florida, Special
Assessment Revenue Bonds, Assessment Area 4 Veranda Oaks,
Refunding Series 2021
2.500 05/01/26 58,638
300,000 (c) Veranda Community Development District II, Florida, Special
Assessment Revenue Bonds, Assessment Area 4 Veranda Oaks,
Refunding Series 2021
3.100 05/01/31 277,170
150,000 (c) Veranda Community Development District II, Florida, Special
Assessment Revenue Bonds, Assessment Area 4 Veranda Oaks,
Refunding Series 2021
3.100 05/01/31 138,585
645,000 (c) Veranda Community Development District II, Florida, Special
Assessment Revenue Bonds, Assessment Area 4 Veranda Oaks,
Refunding Series 2021
3.600 05/01/41 546,924
365,000 (c) Veranda Community Development District II, Florida, Special
Assessment Revenue Bonds, Assessment Area 4 Veranda Oaks,
Refunding Series 2021
3.600 05/01/41 309,500
300,000 Veranda Community Development District II, Florida, Special
Assessment Revenue Bonds, Assessment Area One-Gardens East
Project, Series 2018A
4.500 11/01/29 303,178
370,000 Veranda Community Development District II, Florida, Special
Assessment Revenue Bonds, Assessment Area One-Gardens East
Project, Series 2018A
4.500 11/01/29 373,936
475,000 Verano 2 Community Development District, Florida, Special
Assessment Revenue Bonds, District 2 Pod A Project, Series 2017
4.250 11/01/28 476,361
375,000 Verano 2 Community Development District, Florida, Special
Assessment Revenue Bonds, District 2 Pod B Project, Series 2017
4.250 11/01/28 376,079
260,000 Verano 2 Community Development District, Florida, Special
Assessment Revenue Bonds, District 2 Pod C Project, Series 2017
4.500 11/01/28 261,931
55,000 Verano 2 Community Development District, Florida, Special
Assessment Revenue Bonds, District 2 Pod D Project, Series 2020
2.875 05/01/25 54,656
40,000 Verano 2 Community Development District, Florida, Special
Assessment Revenue Bonds, District 2 Pod E Project, Series 2020
2.875 05/01/25 39,749
285,000 Verano 2 Community Development District, Florida, Special
Assessment Revenue Bonds, District 2 Pod E Project, Series 2020
3.250 05/01/31 265,425
170,000 Verano 3 Community Development District, Florida, Special
Assessment Bonds, Phase 1 Assessment Area, Series 2021
2.375 05/01/26 165,567
350,000 Verano 3 Community Development District, Florida, Special
Assessment Bonds, Phase 1 Assessment Area, Series 2021
3.000 05/01/31 321,217
1,000,000 Verano 3 Community Development District, Florida, Special
Assessment Bonds, Phase 1 Assessment Area, Series 2021
3.375 05/01/41 805,750
225,000 Verano 3 Community Development District, Florida, Special
Assessment Bonds, Phase 2 Assessment Area, Series 2022
5.875 11/01/29 230,682
495,000 Village Community Development District 13, Wildwood, Florida,
Special Assessment Revenue Bonds, Series 2021
1.800 05/01/26 483,159

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 1,490,000 (c) Village Community Development District 15, Florida, Special
Assessment Revenue Bonds, Series 2023
4.375% 05/01/33 $ 1,522,055
500,000 (c) Village Community Development District 15, Florida, Special
Assessment Revenue Bonds, Series 2024
4.200 05/01/39 494,140
1,250,000 (c) Villages of Glen Creek Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 2, Series
2018A-2
5.500 11/01/29 1,299,127
105,000 (c) Villages of Glen Creek Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 3,
Refunding Series 2022
2.700 05/01/27 100,870
205,000 (c) Villages of Glen Creek Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 3,
Refunding Series 2022
3.150 05/01/32 188,236
465,000 (c) Villages of Glen Creek Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 3,
Refunding Series 2022
3.450 05/01/42 378,788
160,000 (c) Villages of Glen Creek Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 4, Series
2022
4.625 05/01/27 160,368
250,000 (c) Villages of Glen Creek Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 4, Series
2022
4.875 05/01/32 254,155
750,000 (c) Villages of Glen Creek Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 4, Series
2022
5.125 05/01/42 756,597
250,000 (c) Villamar Community Development District, Winter Haven,
Florida, Special Assessment Revenue Bonds, Area 5 Project,
Series 2023
4.875 05/01/30 252,630
915,000 (c) Villamar Community Development District, Winter Haven,
Florida, Special Assessment Revenue Bonds, Area 5 Project,
Series 2023
5.625 05/01/43 945,690
335,000 (c) Villamar Community Development District, Winter Haven,
Florida, Special Assessment Revenue Bonds, Area 6 Project,
Series 2024
4.625 05/01/31 337,968
670,000 (c) Villamar Community Development District, Winter Haven,
Florida, Special Assessment Revenue Bonds, Area 6 Project,
Series 2024
5.500 05/01/44 685,212
70,000 Villamar Community Development District, Winter Haven,
Florida, Special Assessment Revenue Bonds, Series 2020
2.625 05/01/25 69,683
140,000 Waterford Community Development District, Hernando County,
Florida, Capital Improvement Revenue Bonds, Assessment Area
One, Series 2023
4.500 05/01/30 141,318
465,000 Waterford Community Development District, Hernando County,
Florida, Capital Improvement Revenue Bonds, Assessment Area
One, Series 2023
5.375 05/01/43 477,270
250,000 (c) Waterford Community Development District, Hernando County,
Florida, Capital Improvement Revenue Bonds, Assessment Area
Two, Series 2024
4.375 05/01/31 248,078
750,000 (c) Waterford Community Development District, Hernando County,
Florida, Capital Improvement Revenue Bonds, Assessment Area
Two, Series 2024
5.200 05/01/44 736,876
1,780,000 (c) Waterset Central Community Development District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, Series 2018
4.625 11/01/29 1,803,269
235,000 Waterset North Community Development District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, Series 2014
4.750 11/01/25 235,110
115,000 Waterset South Community Development District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, Series 2022
5.000 05/01/27 116,014
205,000 Waterset South Community Development District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, Series 2022
5.375 05/01/32 212,519
1,000,000 Waterset South Community Development District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, Series 2022
5.900 05/01/42 1,047,717
240,000 (c) Wellness Ridge Community Development District, Lake County,
Florida, Special Assessment Revenue Bonds, Area Two Series
2024
4.250 06/15/31 237,306

Portfolio of Investments December 31, 2024
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 875,000 (c) Wellness Ridge Community Development District, Lake County,
Florida, Special Assessment Revenue Bonds, Area Two Series
2024
5.000% 06/15/44 $ 859,257
400,000 Wesbridge Community Development District, Pasco County,
Florida, Special Assessment Bonds, 2019 Project, Series 2019
3.625 11/01/29 390,351
365,000 (c) West Hillcrest Community Development District, Pasco County,
Florida, Special Assessment Bonds, 2023 Project Series 2023
4.500 06/15/30 368,755
900,000 (c) West Hillcrest Community Development District, Pasco County,
Florida, Special Assessment Bonds, 2023 Project Series 2023
5.250 06/15/43 923,443
105,000 West Villages Improvement District, Florida, Special Assessment
Revenue Bonds, Unit Development 7 Villages F-1 & F-5, Series
2021
2.500 05/01/26 102,568
355,000 West Villages Improvement District, Florida, Special Assessment
Revenue Bonds, Unit Development 7 Villages F-1 & F-5, Series
2021
3.125 05/01/31 328,197
810,000 West Villages Improvement District, Florida, Special Assessment
Revenue Bonds, Unit Development 7 Villages F-1 & F-5, Series
2021
3.500 05/01/41 674,378
425,000 West Villages Improvement District, Florida, Special Assessment
Revenue Bonds, Unit of Development 4, Series 2016
4.250 11/01/26 425,833
210,000 West Villages Improvement District, Florida, Special Assessment
Revenue Bonds, Unit of Development 4, Series 2016
4.625 11/01/31 211,386
135,000 (c) West Villages Improvement District, Florida, Special Assessment
Revenue Bonds, Unit of Development 7 Village B Parcel, Series
2019
4.250 05/01/29 135,264
465,000 West Villages Improvement District, Florida, Special Assessment
Revenue Bonds, Unit of Development 7 Villages F-3 and G-1B
Series 2023
6.000 05/01/43 492,187
210,000 West Villages Improvement District, Florida, Special Assessment
Revenue Bonds, Unit of Development 8 Master Infrastructure,
Series 2021
2.500 05/01/26 205,145
525,000 West Villages Improvement District, Florida, Special Assessment
Revenue Bonds, Unit of Development 8 Master Infrastructure,
Series 2021
3.125 05/01/31 483,995
580,000 (c) West Villages Improvement District, Florida, Special Assessment
Revenue Bonds, Unit of Development 9 Series 2023
4.625 05/01/30 586,128
1,500,000 (c) West Villages Improvement District, Florida, Special Assessment
Revenue Bonds, Unit of Development 9 Series 2023
5.375 05/01/43 1,545,045
810,000 (c) Westside Community Development District, Florida, Special
Assessment Revenue Bonds, Refunding Series 2019
3.750 05/01/29 799,035
165,000 Westside Haines City Community Development District, Florida,
Special Assessment Bonds, Area 1 Project, Series 2021
2.500 05/01/26 161,265
500,000 Westside Haines City Community Development District, Florida,
Special Assessment Bonds, Area 1 Project, Series 2021
3.000 05/01/31 458,558
1,500,000 Westside Haines City Community Development District, Florida,
Special Assessment Bonds, Area 1 Project, Series 2021
3.250 05/01/41 1,207,477
795,000 (c) Westside Haines City Community Development District, Polk
County, Florida, Special Assessment Bonds, Area 2 Project, Series
2024
4.875 05/01/31 799,231
1,590,000 (c) Westside Haines City Community Development District, Polk
County, Florida, Special Assessment Bonds, Area 2 Project, Series
2024
5.750 05/01/44 1,609,466
375,000 (c) Westview North Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, 2022 Project, Series
2022
5.000 06/15/29 380,815
250,000 (c) Westview North Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, 2022 Project, Series
2022
5.750 06/15/42 261,666
595,000 (c) Westview South Community Development District, Osceola and
Polk Counties, Florida, Special Assessment Bonds, Assessment
Area 1 Project Series 2023
4.875 05/01/28 598,196
1,225,000 (c) Westview South Community Development District, Osceola and
Polk Counties, Florida, Special Assessment Bonds, Assessment
Area 1 Project Series 2023
5.375 05/01/43 1,244,244

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 590,000 (c) Willow Hammock Community Development District, Manatee
County, Florida, Special Assessment Revenue Bonds, Series 2017
4.000% 11/01/28 $ 584,192
270,000 Willow Walk Community Development District, Florida, Special
Assessment Revenue Bonds, North Parcel Area Project, Series
2017
4.000 05/01/28 269,867
270,000 (c) Willowbrook Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area One Project
Series 2024
4.950 05/01/31 270,858
765,000 (c) Willowbrook Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area One Project
Series 2024
5.625 05/01/44 768,163
510,000 Willows Community Development District, Florida, Special
Assessment Bonds, Series 2019
4.370 05/01/29 513,284
125,000 Wind Meadows South Community Development District, Bartow,
Florida, Special Assessment Bonds, Assessment Area 1 Project,
Series 2021
2.400 05/01/26 121,797
410,000 Wind Meadows South Community Development District, Bartow,
Florida, Special Assessment Bonds, Assessment Area 1 Project,
Series 2021
2.950 05/01/31 372,077
945,000 Wind Meadows South Community Development District, Bartow,
Florida, Special Assessment Bonds, Assessment Area 1 Project,
Series 2021
3.350 05/01/41 759,937
230,000 (c) Wind Meadows South Community Development District, Bartow,
Florida, Special Assessment Bonds, Assessment Area 2 Project,
Series 2023
4.500 05/01/30 231,649
920,000 (c) Wind Meadows South Community Development District, Bartow,
Florida, Special Assessment Bonds, Assessment Area 2 Project,
Series 2023
5.375 05/01/43 938,179
185,000 Winding Cypress Community Development District, Collier
County, Florida, Special Assessment Bonds, Series 2019
4.250 11/01/29 185,549
250,000 (c) Windsor at Westside Community Development District, Lake
County, Florida, Special Assessment Bonds, Area 1 Project, Series
2024
4.600 05/01/31 252,762
1,000,000 (c) Windsor at Westside Community Development District, Lake
County, Florida, Special Assessment Bonds, Area 1 Project, Series
2024
5.450 05/01/44 1,035,795
465,000 Windsor at Westside Community Development District, Osceola
County, Florida, Special Assessment Bonds, Area 2 Project, Series
2016
4.125 11/01/27 466,273
300,000 Wiregrass Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2016
4.375 05/01/26 300,540
200,000 Woodcreek Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Assessment Area
1, Series 2022
5.200 05/01/32 207,572
400,000 Woodcreek Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Assessment Area
1, Series 2022
5.700 05/01/42 418,856
680,000 Wynnmere East Community Development District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, Series 2016
5.000 05/01/29 691,980
340,000 (c) Yarbrough Lane Community Development District, Polk County,
Florida, Special Assessment Revenue Bonds, 2024 Project Series
2024
4.750 05/01/31 338,649
1,000,000 (c) Yarbrough Lane Community Development District, Polk County,
Florida, Special Assessment Revenue Bonds, 2024 Project Series
2024
5.350 05/01/44 990,778
95,000 (c) Zephyr Lakes Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Aessessment Area
2, Series 2021
2.500 05/01/26 92,879
260,000 (c) Zephyr Lakes Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Aessessment Area
2, Series 2021
3.000 05/01/31 238,868
635,000 (c) Zephyr Lakes Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Aessessment Area
2, Series 2021
3.375 05/01/41 520,105

Portfolio of Investments December 31, 2024
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 500,000 (c) Zephyr Lakes Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Series 2019
4.750% 11/01/29 $ 508,219
TOTAL FLORIDA 848,422,134
GEORGIA - 2.2%
13,475,000 (c) Atlanta Development Authority, Georgia, Revenue Bonds,
Westside Gulch Area Project, Senior Series 2024A-1
5.000 04/01/34 13,527,583
4,950,000 (c) Atlanta Development Authority, Georgia, Revenue Bonds,
Westside Gulch Area Project, Senior Series 2024A-2
5.500 04/01/39 5,050,688
2,455,000 (f) Atlanta Development Authority, Georgia, Senior Health Care
Facilities Revenue Bonds, Georgia Proton Treatment Center
Project, Current Interest Series 2017A-1
6.000 01/01/25 1,104,750
9,250,000 (f) Atlanta Development Authority, Georgia, Senior Health Care
Facilities Revenue Bonds, Georgia Proton Treatment Center
Project, Current Interest Series 2017A-1
6.500 01/01/29 4,162,500
2,540,000 (f) Atlanta Development Authority, Georgia, Senior Health Care
Facilities Revenue Bonds, Georgia Proton Treatment Center
Project, Current Interest Series 2017A-1
6.750 01/01/35 1,143,000
1,670,000 (f) Atlanta Development Authority, Georgia, Senior Health Care
Facilities Revenue Bonds, Georgia Proton Treatment Center
Project, Current Interest Series 2017A-1
7.000 01/01/40 751,500
500,000 Cobb County Development Authority, Georgia, Charter School
Revenue Bonds, Northwest Classical Academy, Inc. Project,
Series 2023A
5.700 06/15/38 509,980
500,000 Cobb County Development Authority, Georgia, Charter School
Revenue Bonds, Northwest Classical Academy, Inc. Project,
Series 2023A
6.000 06/15/43 509,612
4,050,000 Fayette County Development Authority, Georgia, Revenue
Bonds, United States Soccer Federation, Inc. Project Series 2024
5.250 10/01/49 4,322,364
295,000 Gainesville and Hall County Development Authority, Georgia,
Educational Facilities Revenue Bonds, Riverside Military
Academy, Refunding Series 2017
5.000 03/01/27 279,367
1,000,000 Macon-Bibb County Urban Development Authority, Georgia,
Multifamily Housing Revenue Bonds, Dempsey Apartments
Project, Series 2018A
5.200 12/01/53 925,512
245,000 (c) Macon-Bibb County Urban Development Authority, Georgia,
Revenue Bonds, Academy for Classical Education, Series 2017
5.000 06/15/27 247,402
49,350,000 (c) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2022C, (Mandatory Put 11/01/27)
4.000 08/01/52 48,794,146
25,000,000 (d),(e) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2023E-1, (Mandatory Put 6/01/31) (SOFR*0.67% +
1.700%), (UB)
5.264 12/01/53 25,753,128
5,000,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2024B, (Mandatory Put 3/01/32)
5.000 12/01/54 5,323,441
160,000 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4
Project P Bonds, Series 2021A
4.000 01/01/46 147,752
425,000 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4
Project P Bonds, Series 2021A
4.000 01/01/51 381,447
TOTAL GEORGIA 112,934,172
HAWAII - 0.3%
1,235,000 (c) Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Hawaii Pacific University Project, Refunding
Series 2024
5.000 07/01/34 1,253,184
1,000,000 (c) Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Hawaii Pacific University Project, Refunding
Series 2024
5.000 07/01/39 987,823
13,810,000 (c) Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Hawaii Pacific University, Series 2018
6.000 07/01/28 14,107,699
TOTAL HAWAII 16,348,706

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
IDAHO - 0.4%
$ 2,000,000 (c) Idaho Falls Auditorium District, Idaho, Certifications of
Participation,  Annual Appropriation Series 2021
5.250% 05/15/51 $ 2,004,149
825,000 Idaho Health Facilities Authority, Revenue Bonds, Kootenai
Health Project, Series 2014
4.375 07/01/34 825,190
1,000,000 Idaho Health Facilities Authority, Revenue Bonds, Madison
Memorial Hospital Project, Refunding Series 2016
5.000 09/01/37 996,577
1,000,000 (c) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Doral Academy of Idaho, Series 2021A
5.000 07/15/41 878,826
645,000 (c) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Gem Prep Meridian South Charter School
Project, Series 2021
4.000 05/01/31 611,001
2,565,000 (c) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Gem Prep Meridian South Charter School
Project, Series 2021
4.000 05/01/41 2,139,059
13,420,000 (c) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Pinecrest Academy of Idaho Project, Series
2022A
6.000 07/15/29 13,435,396
440,000 Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Pinecrest Academy of Idaho Project, Series
2022B
5.500 07/15/29 431,604
TOTAL IDAHO 21,321,802
ILLINOIS - 4.0%
550,000 Aurora, Kane, DuPage, Kendall and Will Counties, Illinois, Tax
Increment Revenue Bonds, East River Area TIF 6, Refunding
Series 2018A
5.000 12/30/27 555,264
1,035,000 Belleville, Illinois, Tax Increment Revenue Bonds, Frank Scott
Parkway Redevelopment Project, Series 2007A
5.700 05/01/36 1,004,735
1,010,000 (c) Berwyn, Cook County, Illinois, Tax Increment Revenue Bonds,
South Berwyn Corridor Project, Series 2020
4.000 12/01/28 969,560
3,920,000 (c) Berwyn, Cook County, Illinois, Tax Increment Revenue Bonds,
South Berwyn Corridor Project, Series 2020
4.500 12/01/33 3,572,147
1,047,289 (f) Bolingbrook, Illinois, Sales Tax Revenue Bonds, Series 2005 6.250 01/01/26 1,047,289
1,645,000 Bolingbrook, Illinois, Special Tax Bonds, Special Service Area 1,
Refunding Series 2019
5.000 03/01/33 1,670,334
19,265,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2016
5.750 04/01/33 19,993,833
15,835,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2016
5.750 04/01/34 16,416,732
2,985,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2016
5.750 04/01/35 3,091,445
1,500,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2016
6.000 04/01/46 1,544,867
300,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2017
5.000 04/01/33 304,828
1,370,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2017
5.000 04/01/34 1,390,855
1,240,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2018
5.000 04/01/33 1,272,068
1,535,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2018
5.000 04/01/34 1,572,791
1,610,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2018
5.000 04/01/35 1,646,000
1,270,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2018
5.000 04/01/36 1,296,610
10,000,000 (c) Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017B
6.750 12/01/30 10,761,264
1,000,000 (c) Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017B
7.000 12/01/42 1,065,403
650,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017D
5.000 12/01/31 659,002
20,000,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2016A
7.000 12/01/26 20,470,606

Portfolio of Investments December 31, 2024
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 1,000,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2016A
7.000% 12/01/44 $ 1,017,268
7,155,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2023A
5.875 12/01/47 7,674,975
8,120,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2023A
6.000 12/01/49 8,776,720
2,943,000 (c) Chicago, Illinois, Certificates of Participation, Tax Increment
Allocation Revenue Note, North Pullman Chicago Neighborhood
Initiative, Inc.Redevelopement Project-Whole Foods Warehouse
& Distribution Facility, Series 2016A
5.000 03/15/34 2,928,018
1,730,908 Gilberts Village, Kane County, Illinois, Tax Increment Revenue
Note, Prairie Buisness Park-Industrial Property, Series 2018A
5.000 11/15/34 1,681,811
1,390,000 Governors State University Board of Trustes, Illinois, Certificates
of Participation, Capital Improvement Projects, Series 2018 - BAM
Insured
5.000 07/01/28 1,451,676
1,660,000 (c) Illinois Finance Authority, Charter School Revenue Bonds, Art in
Motion AIM Project, Series 2021A
4.000 07/01/31 1,462,224
4,470,000 (c) Illinois Finance Authority, Charter School Revenue Bonds, Art in
Motion AIM Project, Series 2021A
5.000 07/01/41 3,714,300
175,000 (c) Illinois Finance Authority, Charter School Revenue Bonds,
Intrinsic Charter Schools Belmont School Project, Series 2015A
5.250 12/01/25 175,502
1,815,000 (c) Illinois Finance Authority, Charter School Revenue Bonds,
Intrinsic Charter Schools Belmont School Project, Series 2015A
5.500 12/01/30 1,827,921
1,495,000 Illinois Finance Authority, Education Revenue Bonds, Noble
Network of Charter Schools, Series 2013
6.000 09/01/32 1,497,396
5,135,000 Illinois Finance Authority, Revenue Bonds, Admiral at the Lake
Project, Refunding Series 2017
5.000 05/15/33 4,771,837
2,750,000 Illinois Finance Authority, Revenue Bonds, Admiral at the Lake
Project, Refunding Series 2017
5.500 05/15/54 2,224,158
115,000 Illinois Finance Authority, Revenue Bonds, Advocate Health Care
Network, Refunding Series 2015
4.125 05/01/45 115,337
120,000 (g) Illinois Finance Authority, Revenue Bonds, Advocate Health Care
Network, Refunding Series 2015, (Pre-refunded 5/01/25)
4.125 05/01/45 120,352
615,000 Illinois Finance Authority, Revenue Bonds, Advocate Health Care
Network, Refunding Series 2015
4.125 05/01/45 584,555
605,000 (f) Illinois Finance Authority, Revenue Bonds, Christian Homes Inc.
Obligated Group, Refunding Series 2016
5.000 05/15/26 441,650
1,275,000 (f) Illinois Finance Authority, Revenue Bonds, Christian Homes Inc.
Obligated Group, Refunding Series 2016
5.000 05/15/40 930,750
6,400,000 Illinois Finance Authority, Revenue Bonds, Lutheran Home and
Services, Series 2019A
5.000 11/01/49 3,801,949
15,520,000 (c) Illinois Finance Authority, Revenue Bonds, mHUB Chicago Project
Series 2023
5.420 10/01/38 15,897,062
2,100,000 (c) Illinois Finance Authority, Revenue Bonds, Roosevelt University,
Series 2018B
6.000 04/01/38 2,108,339
2,500,000 (c) Illinois Finance Authority, Revenue Bonds, Roosevelt University,
Series 2019A
6.000 04/01/38 2,509,930
1,000,000 (c) Illinois Finance Authority, Revenue Bonds, Roosevelt University,
Series 2019A
6.125 04/01/49 983,154
2,700,000 (c) Illinois Finance Authority, Revenue Bonds, Roosevelt University,
Series 2019A
6.125 04/01/58 2,586,429
8,750,000 Illinois Municipal Electric Agency, Power Supply System Revenue
Bonds, Refunding Series 2015A
4.000 02/01/33 8,673,554
105,000 Illinois State, General Obligation Bonds, June Series 2016 4.000 06/01/36 104,132
8,000,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Lien Series 2014C
5.000 01/01/36 8,015,804
10,000,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Lien Series 2014C
5.000 01/01/39 10,037,834
5,550,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Lien Series 2015A
5.000 01/01/37 5,576,585
320,000 Morton Grove, Illinois, Tax Increment Revenue Bonds, Sawmill
Station Redevelopment Project, Senior Lien Series 2019
4.250 01/01/29 312,442

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 449,836 (c) North Pullman Chicago Neighborhood Initiatives, Inc., Illinois,
Certificates of Participation, Gotham Greens Greenhouse Facility,
Redevelopment Project, Series 2018A
6.000% 03/15/34 $ 448,844
1,215,000 (i) Palos Heights, Illinois, Revenue Bonds, Trinity Christian College
Association, Taxable Series 2024B
8.500 01/01/32 1,217,402
320,000 South Barrington, Cook County, Illinois, Special Tax Bonds,
Special Service Area 3, Refunding Series 2019A
4.000 12/01/25 317,915
330,000 South Barrington, Cook County, Illinois, Special Tax Bonds,
Special Service Area 3, Refunding Series 2019A
4.000 12/01/26 325,704
345,000 South Barrington, Cook County, Illinois, Special Tax Bonds,
Special Service Area 3, Refunding Series 2019A
4.000 12/01/27 338,113
355,000 South Barrington, Cook County, Illinois, Special Tax Bonds,
Special Service Area 3, Refunding Series 2019A
4.000 12/01/28 344,378
370,000 South Barrington, Cook County, Illinois, Special Tax Bonds,
Special Service Area 3, Refunding Series 2019A
4.000 12/01/29 358,314
385,000 South Barrington, Cook County, Illinois, Special Tax Bonds,
Special Service Area 3, Refunding Series 2019A
4.000 12/01/30 371,792
400,000 South Barrington, Cook County, Illinois, Special Tax Bonds,
Special Service Area 3, Refunding Series 2019A
4.000 12/01/31 383,728
420,000 South Barrington, Cook County, Illinois, Special Tax Bonds,
Special Service Area 3, Refunding Series 2019A
4.000 12/01/32 402,534
435,000 South Barrington, Cook County, Illinois, Special Tax Bonds,
Special Service Area 3, Refunding Series 2019A
4.000 12/01/33 412,452
450,000 South Barrington, Cook County, Illinois, Special Tax Bonds,
Special Service Area 3, Refunding Series 2019A
4.000 12/01/34 425,354
1,780,000 Wonder Lake Village, McHenry County, Illinois, Special Tax
Bonds, Special Service Area 1 Woods Creek, Refunding Series
2015
4.500 03/01/34 1,656,137
740,000 Wonder Lake Village, McHenry County, Illinois, Special Tax
Bonds, Special Service Area 5 Wooded Shores, Refunding Series
2015
4.250 03/01/29 717,464
345,000 Wonder Lake Village, McHenry County, Illinois, Special Tax
Bonds, Special Service Area 7 Deep Spring Woods, Refunding
Series 2015
4.250 03/01/29 334,493
788,656 (f) Yorkville United City, Kendall County, Illinois, Sales Tax Revenue
Bonds, Kendall Marketplace Project, Series 2007
6.000 01/01/26 788,656
TOTAL ILLINOIS 201,152,577
INDIANA - 0.8%
745,000 (c) Fort Wayne, Indiana Multifamily Housing Revenue Bonds, Silver
Birch at Cook Road Project, Series 2018
5.300 01/01/32 704,569
125,000 Fort Wayne, Indiana Multifamily Housing Revenue Bonds, Silver
Birch of Fort Wayne Project, Series 2017
5.125 01/01/32 114,536
1,830,000 (c) Gary Local Public Improvement Bond Bank, Indiana, Economic
Development Revenue Bonds, Drexel Foundation for Educational
Excellence Project, Refunding Series 2020A
5.125 06/01/32 1,790,762
1,335,000 Indiana Finance Authority, Educational Facilities Revenue Bonds,
Avondale Meadows Academy Peoject, Series 2017
5.000 07/01/27 1,353,589
165,000 (c) Indiana Finance Authority, Educational Facilities Revenue Bonds,
Circle City Preparatory Inc. Project, Series 2021A
5.000 12/01/30 159,342
255,000 (c) Indiana Finance Authority, Educational Facilities Revenue Bonds,
Circle City Preparatory Inc. Project, Series 2021A
5.000 12/01/40 225,725
2,330,000 Indiana Finance Authority, Health Facilities Revenue Bonds,
Good Samaritan Hospital Project, Series 2016A
5.500 04/01/33 2,359,381
1,275,000 Indiana Finance Authority, Health Facilities Revenue Bonds,
Good Samaritan Hospital Project, Series 2016A
5.500 04/01/34 1,290,225
2,500,000 Indiana Finance Authority, Health Facilities Revenue Bonds,
Good Samaritan Hospital Project, Series 2016A
5.000 04/01/37 2,509,956
11,005,000 Indiana Housing and Community Development Authority,
Multifamily Housing Revenue Bonds, Vita of New Whiteland
Project, Series 2022
6.750 01/01/43 11,072,380
2,500,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Senior Series 2023E
5.000 03/01/33 2,615,471

Portfolio of Investments December 31, 2024
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDIANA (continued)
$ 4,000,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Senior Series 2023E
5.500% 03/01/38 $ 4,286,275
1,380,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Subordinate Series
2023F-1
7.750 03/01/67 1,555,636
1,840,000 Lafayette Redevelopment District, Indiana, Revenue Bonds,
Series 2024B
5.000 02/15/27 1,904,358
185,000 Merrillville, Indiana, Economic Development Revenue Bonds,
Belvedere Housing Project, Series 2016
5.050 04/01/26 182,879
2,283,873 (f) Terre Haute, Indiana, Economic Development Solid Waste Facility
Revenue Bonds, Pyrolyx USA Indiana, LLC Project, Series 2017A,
(AMT)
7.250 12/01/28 23
155,000 Terre Haute, Indiana, Multifamily Housing Revenue Bonds, Silver
Birch of Terre Haute Project, Series 2017
5.100 01/01/32 142,708
4,070,000 (c) Valparaiso, Indiana, Exempt Facilities Revenue Bonds, Pratt Paper
LLC Project, Refunding Series 2024, (AMT)
4.875 01/01/44 4,127,731
1,675,000 (c) Valparaiso, Indiana, Exempt Facilities Revenue Bonds, Pratt Paper
LLC Project, Refunding Series 2024, (AMT)
5.000 01/01/54 1,685,855
TOTAL INDIANA 38,081,401
IOWA - 0.4%
7,000,000 Iowa Finance Authority, Revenue Bonds, Lifespace Communities,
Inc., Series 2016A
5.000 05/15/47 6,980,894
2,100,000 Iowa Finance Authority, Revenue Bonds, Lifespace Communities,
Inc., Series 2024A
5.000 05/15/39 2,172,902
2,610,000 Iowa Finance Authority, Revenue Bonds, Lifespace Communities,
Inc., Series 2024A
5.000 05/15/44 2,631,223
2,400,000 Iowa Finance Authority, Revenue Bonds, Lifespace Communities,
Inc., Series 2024A
5.000 05/15/49 2,379,818
7,820,000 Iowa Finance Authority, Single Family Mortgage Revenue Bonds,
Social Series 2024G
4.350 07/01/44 7,692,856
TOTAL IOWA 21,857,693
KANSAS - 0.7%
375,000 Hutchinson, Kansas, Hospital Facilities Revenue Bonds,
Hutchinson Regional Medical Center, Inc., Series 2016
5.000 12/01/27 371,872
400,000 Hutchinson, Kansas, Hospital Facilities Revenue Bonds,
Hutchinson Regional Medical Center, Inc., Series 2016
5.000 12/01/28 395,425
300,000 Hutchinson, Kansas, Hospital Facilities Revenue Bonds,
Hutchinson Regional Medical Center, Inc., Series 2016
5.000 12/01/41 259,244
750,000 Kansas Development Finance Authority Revenue Bonds, Village
Shalom Project, Series 2018A
5.250 11/15/33 638,992
1,790,000 Kansas Development Finance Authority Revenue Bonds, Village
Shalom Project, Series 2018A
5.500 11/15/38 1,459,055
1,100,000 Overland Park, Kansas, Sales Tax Revenue Bonds, Prairiefire
Community Improvement District No. 1 Project, Series 2012B
5.250 12/15/29 495,000
4,166,421 (f) Overland Park, Kansas, Sales Tax Special Obligation Revenue
Bonds, Prairiefire at Lionsgate Project, Series 2012
4.375 12/15/24 4,041,428
7,250,000 (f) Overland Park, Kansas, Sales Tax Special Obligation Revenue
Bonds, Prairiefire at Lionsgate Project, Series 2012
5.250 12/15/29 3,987,500
2,145,000 (f) Overland Park, Kansas, Sales Tax Special Obligation Revenue
Bonds, Prairiefire at Lionsgate Project, Series 2012
6.000 12/15/32 686,400
1,730,000 Wichita, Kansas, Health Care Facilities Revenue Bonds,
Presbyterian Manors, Series 2018I
5.000 05/15/47 1,553,681
895,000 Wichita, Kansas, Health Care Facilities Revenue Bonds,
Presbyterian Manors, Series 2019III
5.000 05/15/50 789,642
3,540,000 Wichita, Kansas, Health Care Facilities Revenue Bonds,
Presbyterian Manors, Series 2024VIII
5.250 05/15/39 3,560,594
620,000 Wyandotte County/Kansas City Unified Government, Kansas,
Community Improvement District Sales Tax Revenue Bonds,
Legends Appartments Garage & West Lawn Project, Series 2018
4.500 06/01/40 612,149
15,925,000 (c) Wyandotte County-Kansas City Unified Government, Kansas,
Sales Tax Special Obligation Bonds, Village East Project Areas 2B
3 and 5, Series 2022
5.750 09/01/39 16,510,365
TOTAL KANSAS 35,361,347

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
KENTUCKY - 0.9%
$ 5,500,000 Carroll County, Kentucky, Environmental Facilities Revenue
Bonds, Kentucky Utilities Company Project, Refunding Series
2006B, (AMT)
2.125% 10/01/34 $ 4,305,149
395,000 Christian County, Kentucky, Hospital Revenue Bonds, Jennie
Stuart Medical Center, Series 2016
5.000 02/01/26 397,657
5,000,000 Kentucky Economic Development Finance Authority, Hospital
Revenue Bonds, Owensboro Health, Refunding Series 2017A
5.250 06/01/41 5,070,008
290,000 Kentucky Economic Development Finance Authority, Kentucky,
Healthcare Facilities Revenue Bonds, Rosedale Green Project,
Refunding Series 2015
5.000 11/15/25 288,524
2,000,000 Kentucky Municipal Power Agency, Power System Revenue
Bonds, Prairie State Project, Series 2015A - NPFG Insured
5.000 09/01/42 2,008,105
7,005,000 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds,
Refunding Series 2024B, (Mandatory Put 8/01/32)
5.000 01/01/55 7,465,692
19,795,000 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds,
Series 2024A-1, (Mandatory Put 7/01/30)
5.000 05/01/55 20,691,997
6,430,000 Trimble County, Kentucky, Pollution Control Revenue Bonds,
Louisville Gas and Electric Company Project, Series 2016A,
(AMT), (Mandatory Put 9/01/27)
1.300 09/01/44 5,884,960
TOTAL KENTUCKY 46,112,092
LOUISIANA - 1.5%
2,250,000 Beauregard Parish, Louisiana, Revenue Bonds, Boise Cascade
Corporation Project, Series 2002
6.800 02/01/27 2,254,516
1,595,000 (c) Jefferson Parish Economic Development and Port District,
Louisiana, Kenner Discovery Health Sciences Academy Project,
Series 2018A
4.800 06/15/29 1,599,888
500,000 (c) Jefferson Parish Economic Development and Port District,
Louisiana, Kenner Discovery Health Sciences Academy Project,
Series 2018A
5.500 06/15/38 505,456
190,000 (c) Juban Trails Community Development District, Livingston Parish,
Louisiana, Special Assessment  Revenue Bonds, Series 2022
3.375 06/01/27 184,291
250,000 (c) Juban Trails Community Development District, Livingston Parish,
Louisiana, Special Assessment  Revenue Bonds, Series 2022
3.750 06/01/32 230,913
260,000 Lakeshore Villages Master Community Development District,
Louisiana, Special Assessment Revenue Bonds, Series 2021
2.375 06/01/26 252,529
695,000 Lakeshore Villages Master Community Development District,
Louisiana, Special Assessment Revenue Bonds, Series 2021
2.875 06/01/31 621,978
190,000 Lakeshore Villages Master Community Development District,
Louisiana, Special Assessment Revenue Bonds, Series 2022
4.450 06/01/27 190,337
250,000 Lakeshore Villages Master Community Development District,
Louisiana, Special Assessment Revenue Bonds, Series 2022
5.000 06/01/32 253,069
750,000 Lakeshore Villages Master Community Development District,
Louisiana, Special Assessment Revenue Bonds, Series 2022
5.375 06/01/42 761,646
1,775,000 (c) Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue Bonds,
Cameron Parish GOMESA Project, Green Series 2018
5.650 11/01/37 1,876,016
2,000,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue Bonds,
Entergy Lousiana, LLC Project, Refunding Series 2021B
2.500 04/01/36 1,644,892
1,645,000 (c) Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue Bonds,
Jefferson Parish GOMESA Project, Series 2019
4.000 11/01/44 1,521,464
315,000 (c) Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue Bonds,
Terrebonne Parish GOMESA Project, Series 2018
5.375 11/01/38 327,610
5,100,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue Bonds,
Womans Hospital Foundation Project, Refunding Series 2017A
4.000 10/01/41 4,968,101
900,000 (c) Louisiana Local Government Environmental Facilities and
Community Development Authority, Revenue Bonds, Christwood
Project, Refunding Series 2024
5.000 11/15/37 921,791

Portfolio of Investments December 31, 2024
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LOUISIANA (continued)
$ 450,000 (c) Louisiana Local Government Environmental Facilities and
Community Development Authority, Revenue Bonds, Christwood
Project, Refunding Series 2024
5.000% 11/15/44 $ 444,393
1,000,000 (c) Louisiana Local Government Environmental Facilities and
Community Development Authority, Revenue Bonds, Westside
Habilitation Center Project, Refunding Series 2017A
5.750 02/01/32 979,534
600,000 (c) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Lake Charles College Prep Project, Series 2019A
5.000 06/01/29 607,725
300,000 (c) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Lincoln Preparatory School Project, Series 2021A
5.000 06/01/31 293,077
1,805,000 (c) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Lincoln Preparatory School Project, Series 2021A
5.000 06/01/41 1,607,684
1,000,000 (c) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Lincoln Preparatory School Project, Series 2021A
5.250 06/01/51 849,796
645,000 (c) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Young Audiences Charter School, Series 2019A
5.000 04/01/30 642,306
965,000 (c) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Young Audiences Charter School, Series 2019A
5.000 04/01/57 813,586
8,630,000 (c) Louisiana Public Facilities Authority, Dock and Wharf Revenue
Bonds, Impala Warehousing (US) LLC Project, Series 2013, (AMT)
6.500 07/01/36 8,633,750
600,000 (c) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
BBR Schools - Materra Campus Project, Series 2021A
4.000 06/01/31 569,138
1,350,000 (c) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
BBR Schools - Materra Campus Project, Series 2021A
4.000 06/01/41 1,135,467
359,663 (c),(f) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Encore Academy Project, Series 2021A
5.000 06/01/31 14,386
500,000 (c) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Jefferson Rise Charter School Project, Series 2022A
6.000 06/01/37 506,596
1,400,000 (c) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Lake Charles Charter Academy Foundation Project, Refunding
Series 2024A
5.000 12/15/34 1,430,453
2,335,000 (c) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Lake Charles Charter Academy Foundation Project, Refunding
Series 2024A
5.000 12/15/43 2,301,192
435,000 (c) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Lincoln Preparatory School Project, Series 2022A
6.125 06/01/37 443,855
185,000 (c) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Lincoln Preparatory School Project, Series 2022A
6.375 06/01/52 182,938
2,500,000 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Loyola University of New Orleans Project, Refunding Series
2023A
5.250 10/01/53 2,566,369
500,000 (f) Louisiana Public Facilities Authority, Revenue Bonds, Archdiocese
of New Orleans, Refunding Series 2017
5.000 07/01/27 415,000
1,745,000 (f) Louisiana Public Facilities Authority, Revenue Bonds, Archdiocese
of New Orleans, Refunding Series 2017
5.000 07/01/28 1,448,350
1,680,000 (f) Louisiana Public Facilities Authority, Revenue Bonds, Archdiocese
of New Orleans, Refunding Series 2017
5.000 07/01/29 1,394,400
1,695,000 (f) Louisiana Public Facilities Authority, Revenue Bonds, Archdiocese
of New Orleans, Refunding Series 2017
5.000 07/01/30 1,406,850
1,000,000 (f) Louisiana Public Facilities Authority, Revenue Bonds, Archdiocese
of New Orleans, Refunding Series 2017
5.000 07/01/32 830,000
750,000 (f) Louisiana Public Facilities Authority, Revenue Bonds, Archdiocese
of New Orleans, Refunding Series 2017
5.000 07/01/33 622,500
1,500,000 (f) Louisiana Public Facilities Authority, Revenue Bonds, Archdiocese
of New Orleans, Refunding Series 2017
5.000 07/01/37 1,245,000
3,050,000 Louisiana Public Facilities Authority, Revenue Bonds, Cleco Power
LLC Project, Series 2008
4.250 12/01/38 2,986,537
4,000,000 (c),(f) Louisiana Public Facilities Authority, Solid Waste Disposal Facility
Revenue Bonds,  Lousiana Pellets Inc Project, Series 2015, (AMT)
7.000 07/01/24 40
2,450,000 Louisiana Publics Facilities Authority, Louisiana, Revenue Bonds,
I-10 Calcasieu River Bridge Public-Private Partnership Project,
Senior Lien Series 2024, (AMT)
5.500 09/01/54 2,591,883

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LOUISIANA (continued)
$ 2,500,000 Louisiana Publics Facilities Authority, Louisiana, Revenue Bonds,
I-10 Calcasieu River Bridge Public-Private Partnership Project,
Senior Lien Series 2024, (AMT)
5.750% 09/01/64 $ 2,699,813
980,000 New Orleans Aviation Board, Louisiana, General Airport Revenue
Bonds, North Terminal Project, Series 2017B, (AMT)
5.000 01/01/27 1,004,710
1,600,000 (c) Plaquemines Port, Louisiana, Harbor and Terminal District
Facilities Revenue Bonds NOLA Terminal LLC Project Dock and
Wharf Series 2024A
9.000 12/01/44 1,609,129
3,990,000 (c) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics,
L.P. Project, Series 2008, (Mandatory Put 6/01/30)
6.100 06/01/38 4,381,880
4,190,000 (c) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics,
L.P. Project, Series 2010A
6.350 10/01/40 4,588,055
3,735,000 (c) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics,
L.P. Project, Series 2010B, (Mandatory Put 6/01/30)
6.100 12/01/40 4,101,835
3,680,000 Saint John the Baptist Parish, Louisiana, Revenue Bonds,
Marathon Oil Corporation Project, Refunding Series 2017B-2,
(Mandatory Put 7/01/26)
2.375 06/01/37 3,608,561
TOTAL LOUISIANA 77,071,285
MAINE - 0.2%
1,160,000 (c) Maine Finance Authority, Solid Waste Disposal Revenue
Bonds, Casella Waste Systems, Inc. Project, Series 2024, (AMT),
(Mandatory Put 6/01/35)
4.625 12/01/47 1,163,206
11,050,000 Rumford, Maine, Solid Waste Disposal Revenue Bonds, Boise
Cascade Corporation Project, Series 2001, (AMT)
6.875 10/01/26 11,072,504
TOTAL MAINE 12,235,710
MARYLAND - 0.6%
2,210,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5.000 09/01/31 2,233,048
1,000,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5.000 09/01/32 1,009,455
1,500,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5.000 09/01/33 1,511,601
2,360,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5.000 09/01/35 2,371,404
500,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5.000 09/01/36 501,803
275,000 Baltimore, Maryland, Special Obligation Bonds, Consolidated Tax
Increment Financing, Series 2015
5.000 06/15/25 275,197
385,000 Baltimore, Maryland, Special Obligation Bonds, Consolidated Tax
Increment Financing, Series 2015
5.000 06/15/26 385,288
345,000 Baltimore, Maryland, Special Obligation Bonds, Consolidated Tax
Increment Financing, Series 2015
5.000 06/15/27 345,258
875,000 (c) Baltimore, Maryland, Special Obligation Bonds, Harbor Point
Project, Refunding Series 2022
4.875 06/01/42 888,207
515,000 (c) Howard County, Maryland, Special Obligation Bonds, Downtown
Columbia Project, Series 2017A
4.000 02/15/28 515,487
8,410,000 Maryland Economic Development Corporation, Port Facilities
Revenue Bonds, CNX Marine Terminals Inc. Port of Baltimore
Facility, Refunding Series 2010
5.750 09/01/25 8,472,793
3,360,000 (f) Maryland Economic Development Corporation, Revenue Bonds,
Chesapeake Bay Hyatt Conference Center, Series 2006A
5.000 12/01/25 2,179,800
6,895,000 (f) Maryland Economic Development Corporation, Revenue Bonds,
Chesapeake Bay Hyatt Conference Center, Series 2006A
5.000 12/01/31 4,473,131
1,000,000 (f) Maryland Economic Development Corporation, Revenue Bonds,
Chesapeake Bay Hyatt Conference Center, Series 2006B
5.250 12/01/31 648,750
270,000 Maryland Economic Development Corporation, Senior Student
Housing Revenue Bonds, Towson University Project, Refunding
Series 2017
5.000 07/01/27 276,555
190,000 Maryland Economic Development Corporation, Senior Student
Housing Revenue Bonds, Towson University Project, Refunding
Series 2017
5.000 07/01/29 194,265

Portfolio of Investments December 31, 2024
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MARYLAND (continued)
$ 325,000 Maryland Economic Development Corporation, Senior Student
Housing Revenue Bonds, Towson University Project, Refunding
Series 2017
5.000% 07/01/30 $ 331,961
375,000 Maryland Economic Development Corporation, Senior Student
Housing Revenue Bonds, Towson University Project, Refunding
Series 2017
5.000 07/01/31 382,563
530,000 Maryland Economic Development Corporation, Senior Student
Housing Revenue Bonds, Towson University Project, Refunding
Series 2017
5.000 07/01/37 530,148
280,000 (c) Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Green Street Academy, Series 2017A
5.000 07/01/27 282,209
750,000 (c) Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Imagine Andrews Public Charter School, Series
2022A
5.500 05/01/42 746,622
295,000 (c) Prince George's County Revenue Authority, Maryland, Special
Obligation Bonds, Suitland-Naylor Road Project, Series 2016
4.375 07/01/30 295,859
600,000 (c) Prince George's County, Maryland, Special Obligation Bonds,
Westphalia Town Center Project, Series 2018
5.000 07/01/30 610,886
1,000,000 (c) Prince George's County, Maryland, Special Obligation Bonds,
Westphalia Town Center Project, Series 2018
5.250 07/01/48 1,008,570
TOTAL MARYLAND 30,470,860
MASSACHUSETTS - 0.1%
2,000,000 (c) Massachusetts Development Finance Agency, Revenue Bonds,
GingerCare Living Inc, Series 2024B-3
4.750 12/01/29 2,001,802
2,100,000 (c) Massachusetts Development Finance Agency, Revenue Bonds,
GingerCare Living Inc, Series 2024B-3
5.000 12/01/29 2,101,879
2,430,000 Massachusetts Port Authority, Revenue Bonds, Refunding Series
2016B, (AMT)
5.000 07/01/43 2,450,088
TOTAL MASSACHUSETTS 6,553,769
MICHIGAN - 0.2%
410,000 Advanced Technology Academy, Michigan, Public School
Academy Revenue Bonds, Refunding Series 2019
3.875 11/01/29 399,835
85,000 Advanced Technology Academy, Michigan, Public School
Academy Revenue Bonds, Refunding Series 2019
5.000 11/01/34 86,932
150,000 Conner Creek Academy East, Michigan, Public School Revenue
Bonds, Series 2007
5.000 11/01/26 147,069
1,915,000 County of Calhoun Hospital Finance Authority, Michigan,
Hospital Revenue Bonds, Oaklawn Hospital, Refunding Series
2016
5.000 02/15/30 1,934,241
2,010,000 County of Calhoun Hospital Finance Authority, Michigan,
Hospital Revenue Bonds, Oaklawn Hospital, Refunding Series
2016
5.000 02/15/31 2,029,647
5,000 Detroit, Michigan, Sewer Disposal System Revenue Bonds,
Second Lien, Series 2006B - NPFG Insured
5.000 07/01/36 5,008
825,000 Gerald R. Ford International Airport Authority, Kent County,
Michigan, Revenue Bonds, Limited Tax General Obligation Series
2021, (AMT)
5.000 01/01/46 862,181
1,250,000 Michigan Finance Authority, Higher Education Limited
Obligation Revenue Bonds, Aquinas College Project, Refunding
Series 2021
4.000 05/01/31 1,107,716
705,000 Michigan Finance Authority, Public School Academy Limited
Obligation Revenue Bonds, Cesar Chavez Academy Project,
Refunding Series 2019
4.000 02/01/29 693,799
870,000 Michigan Finance Authority, Public School Academy Limited
Obligation Revenue Bonds, Hanley International Academy, Inc.
Project, Refunding Series 2021
3.500 09/01/30 823,550
555,000 Michigan Finance Authority, Public School Academy Limited
Obligation Revenue Bonds, Madison Academy Project,
Refunding Series 2021
4.250 12/01/39 472,358
1,310,000 (c) Michigan Finance AuthorIty, Public School Academy Limited
Obligation Revenue Bonds, Voyageur Academy Project,
Refunding Series 2017. Private Placement of 2017
5.900 07/15/46 1,037,427

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MICHIGAN (continued)
$ 535,000 Saline Economic Development Corporation, Michigan, Limited
Obligation Revenue and Refunding Bonds, Evangelical Homes of
Michigan, Series 2012
5.250% 06/01/32 $ 497,007
580,000 (c) Warren Academy, Macomb County, Michigan, Revenue Bonds,
Public School Academy, Refunding Series 2020A
5.000 05/01/35 574,429
TOTAL MICHIGAN 10,671,199
MINNESOTA - 1.7%
320,000 Baytown Township, Minnesota Charter School Lease Revenue
Bonds, Saint Croix Preparatory Academy, Refunding Series
2016A
3.500 08/01/26 315,641
400,000 Baytown Township, Minnesota Charter School Lease Revenue
Bonds, Saint Croix Preparatory Academy, Refunding Series
2016A
3.500 08/01/27 392,348
270,000 Baytown Township, Minnesota Charter School Lease Revenue
Bonds, Saint Croix Preparatory Academy, Refunding Series
2016A
4.000 08/01/28 267,154
415,000 Baytown Township, Minnesota Charter School Lease Revenue
Bonds, Saint Croix Preparatory Academy, Refunding Series
2016A
4.000 08/01/29 409,861
260,000 Baytown Township, Minnesota Charter School Lease Revenue
Bonds, Saint Croix Preparatory Academy, Refunding Series
2016A
4.000 08/01/30 255,400
300,000 Baytown Township, Minnesota Charter School Lease Revenue
Bonds, Saint Croix Preparatory Academy, Refunding Series
2016A
4.000 08/01/31 293,367
455,000 Bethel, Minnesota, Charter School Lease Revenue Bonds, Level
Up Academy, Taxable Series 2021B
6.000 06/15/27 437,803
165,000 Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds,
Athlos Leadership Academy Project, Series 2015A
4.750 07/01/25 163,737
630,000 Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds,
Athlos Leadership Academy Project, Series 2015A
5.250 07/01/30 603,887
2,265,000 Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds,
Prairie Seeds Academy Project, Refunding Series 2015A
5.000 03/01/34 2,271,503
375,000 City of Ham Lake, Minnesota, Charter School Lease Revenue
Bonds, DaVinci Academy Project,Series 2016A
4.000 07/01/28 364,155
540,000 City of Ham Lake, Minnesota, Charter School Lease Revenue
Bonds, DaVinci Academy Project,Series 2016A
5.000 07/01/31 539,703
1,350,000 Columbia Heights, Minnesota, Charter School Lease Revenue
Bonds, Prodeo Academy Project, Series 2019A
3.875 07/01/29 1,284,280
1,680,000 Columbia Heights, Minnesota, Charter School Lease Revenue
Bonds, Prodeo Academy Project, Series 2019A
5.000 07/01/34 1,640,319
2,135,000 Columbia Heights, Minnesota, Charter School Lease Revenue
Bonds, Prodeo Academy Project, Series 2019A
5.000 07/01/39 2,023,166
350,000 Columbus, Minnesota, Charter School Lease Revenue Bonds,
New Millennium Academy Project, Series 2015A
5.000 07/01/25 348,763
25,000 Deephaven, Minnesota, Charter School Lease Revenue Bonds,
Eagle Ridge Academy Project, Series 2015A
4.400 07/01/25 25,016
3,515,000 Deephaven, Minnesota, Charter School Lease Revenue Bonds,
Eagle Ridge Academy Project, Series 2020A
5.000 07/01/55 3,429,050
1,600,000 (c) Deephaven, Minnesota, Charter School Lease Revenue Bonds,
Seven Hills Preparatory Academy Project, Series 2024A
6.125 06/15/61 1,605,057
400,000 (c) Deephaven, Minnesota, Charter School Lease Revenue Bonds,
Seven Hills Preparatory Academy Project, Taxable Series 2024B
7.500 06/15/28 403,288
500,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Saint Luke's Hospital of Duluth
Obligated Group, Series 2022A,  Forward Delivery
5.000 06/15/29 534,173
500,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Saint Luke's Hospital of Duluth
Obligated Group, Series 2022A,  Forward Delivery
5.000 06/15/30 540,833
500,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Saint Luke's Hospital of Duluth
Obligated Group, Series 2022A,  Forward Delivery
5.000 06/15/31 546,902

Portfolio of Investments December 31, 2024
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MINNESOTA (continued)
$ 500,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Saint Luke's Hospital of Duluth
Obligated Group, Series 2022A,  Forward Delivery
5.000% 06/15/32 $ 552,007
625,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Saint Luke's Hospital of Duluth
Obligated Group, Series 2022A,  Forward Delivery
5.000 06/15/33 687,165
600,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Saint Luke's Hospital of Duluth
Obligated Group, Series 2022A,  Forward Delivery
4.000 06/15/34 619,502
260,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Saint Luke's Hospital of Duluth
Obligated Group, Series 2022A,  Forward Delivery
4.000 06/15/35 267,092
425,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Saint Luke's Hospital of Duluth
Obligated Group, Series 2022A,  Forward Delivery
4.000 06/15/36 434,597
425,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Saint Luke's Hospital of Duluth
Obligated Group, Series 2022A,  Forward Delivery
4.000 06/15/37 432,463
300,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Saint Luke's Hospital of Duluth
Obligated Group, Series 2022A,  Forward Delivery
4.000 06/15/39 302,018
500,000 Hugo, Minnesota, Charter School Lease Revenue Bonds, Noble
Academy Project, Series 2014A
5.000 07/01/29 500,167
225,000 Independence, Minnesota, Charter School Lease Revenue
Bonds, Paladin Career & Technical High School Project, Series
2021A
3.250 06/01/31 201,209
170,000 Independence, Minnesota, Charter School Lease Revenue
Bonds, Paladin Career & Technical High School Project, Series
2021A
4.000 06/01/41 139,288
2,100,000 (c) Independence, Minnesota, Charter School Lease Revenue
Bonds, Spero Academy Project, Series 2021A
5.000 07/01/56 1,703,778
550,000 International Falls, Minnesota, Solid Waste Disposal Revenue
Bonds, Boise Cascade Corporation Project, Refunding Series
1999, (AMT)
6.850 12/01/29 551,181
850,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Cyber Village Academy Project, Series 2022A
5.250 06/01/42 809,871
200,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Cyber Village Academy Project, Taxable Series 2022B
5.500 06/01/27 198,973
515,000 (c) Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Friendship Academy of the Arts Project, Series 2019A
4.000 12/01/31 436,475
1,685,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Hennepin Schools Project, Series 2021A
4.000 07/01/31 1,579,139
4,350,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Hennepin Schools Project, Series 2021A
4.000 07/01/41 3,529,646
890,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Hiawatha Academies Project, Series 2022A
5.000 07/01/32 905,019
550,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Hiawatha Academies Project, Series 2022A
5.375 07/01/42 541,729
120,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Hiawatha Academies Project, Taxable Series 2022B
5.750 07/01/25 119,694
510,000 (c) Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Spero Academy Project, Series 2017A
5.500 07/01/27 513,783
1,150,000 (c) Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Twin Cities International Schools Project, Series 2017A
4.250 12/01/27 1,140,645
650,000 (c) Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Venture Academy Project, Series 2022A
5.000 06/01/32 628,097
2,365,000 (c) Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Venture Academy Project, Series 2022A
5.250 06/01/42 2,213,629
4,035,000 (c) Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Venture Academy Project, Series 2022A
5.250 06/01/52 3,645,159
3,005,000 (c) Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Venture Academy Project, Series 2022A
5.500 06/01/57 2,767,236
325,000 Minneapolis, Minnesota, Tax Increment Revenue Bonds, Village
at St. Anthony Falls Project, Refunding Series 2015
4.000 03/01/27 324,669

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MINNESOTA (continued)
$ 10,000,000 (e) Minnesota Municipal Gas Agency, Commodity Supply Revenue
Bonds, Series 2022B, (Mandatory Put 12/01/27) (SOFR*0.67% +
1.000%)
3.928% 12/01/52 $ 10,041,605
1,100,000 Otsego, Minnesota, Charter School Lease Revenue Bonds,
Kaleidoscope Charter School Project, Series 2014A
5.000 09/01/34 1,076,840
570,000 Rochester, Minnesota, Charter School Lease Revenue Bonds,
Rochester Math & Science Academy Project, Series 2018A
4.500 09/01/26 551,554
6,165,000 (c),(f) Saint Cloud, Minnesota, Charter School Lease Revenue Bonds,
Athlos Academy, Series 2022A
5.500 06/01/42 5,363,550
10,650,000 (c),(f) Saint Cloud, Minnesota, Charter School Lease Revenue Bonds,
Athlos Academy, Series 2022A
5.750 06/01/52 9,265,500
2,000,000 (c),(f) Saint Cloud, Minnesota, Charter School Lease Revenue Bonds,
Athlos Academy, Series 2022A
5.875 06/01/57 1,740,000
400,000 Saint Cloud, Minnesota, Charter School Lease Revenue Bonds,
Stride Academy Project, Series 2016A
3.750 04/01/26 390,149
4,210,000 (c) Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Community School of
Excellence, Series 2023
4.500 03/01/33 4,305,085
6,045,000 (c) Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Community School of
Excellence, Series 2023
5.250 03/01/43 6,076,410
150,000 (c) Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Great River School Project,
Series 2017A
4.750 07/01/29 150,700
700,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Lease Revenue Bonds, Hope Community Academy Project,
Series 2015A
4.500 12/01/29 648,815
600,000 Savage, Minnesota Charter School Lease Revenue Bonds, Aspen
Academy Project, Series 2016A
4.000 10/01/26 591,222
1,115,000 Savage, Minnesota Charter School Lease Revenue Bonds, Aspen
Academy Project, Series 2016A
4.750 10/01/31 1,091,007
60,000 Winona Port Authority, Minnesota, Charter School Lease Revenue
Bonds, Bluffview Montessori School Project, Refunding Series
2016
3.750 06/01/26 58,779
TOTAL MINNESOTA 85,790,853
MISSISSIPPI - 0.2%
2,700,000 (c) Mississippi Business Finance Corporation, Gulf Opportunity Zone
Revenue Bonds, King Edward Mixed-Use Project, Refunding
Subordinate Series 2023, (Mandatory Put 6/15/25)
6.000 10/15/49 2,669,400
930,000 (c) Mississippi Business Finance Corporation, Gulf Opportunity
Zone Revenue Bonds, King Edward Mixed-Use Project, Taxable
Refunding Series 2019A, (Mandatory Put 6/15/25)
6.000 10/15/30 927,234
3,615,000 Mississippi Hospital Equipment and Facilities Authority, Revenue
Bonds, Baptist Memorial Healthcare, Series 2016A
5.000 09/01/41 3,630,303
4,635,000 Mississippi Hospital Equipment and Facilities Authority, Revenue
Bonds, Baptist Memorial Healthcare, Series 2016A
5.000 09/01/46 4,638,445
TOTAL MISSISSIPPI 11,865,382
MISSOURI - 1.0%
1,000,000 Boone County, Missouri, Hospital Revenue Bonds, Boone
Hospital Center, Refunding Series 2016
4.000 08/01/38 730,839
525,000 Cape Girardeau County Industrial Development Authority,
Missouri, Health Facilities Revenue Bonds, Southeasthealth,
Series 2016A
6.000 03/01/33 536,193
3,525,000 Cape Girardeau County Industrial Development Authority,
Missouri, Health Facilities Revenue Bonds, Southeasthealth,
Series 2017A
5.000 03/01/36 3,611,291
4,000,000 Independence Industrial Development Authority, Missouri,
Revenue Bonds, Tax Increment and Special Districts, Hub Drive
Redevelopment Project Series 2023
6.250 11/01/44 4,070,632
7,000,000 Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport
Terminal Modernization Project, Series 2019B, (AMT)
5.000 03/01/54 7,069,919

Portfolio of Investments December 31, 2024
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MISSOURI (continued)
$ 1,000,000 (c) Kansas City Industrial Development Authority, Missouri,
Economic Activity Tax Revenue Bonds, Historic Northeast
Redevelopment Plan Series 2024A-1
5.000% 06/01/46 $ 1,000,057
815,000 (c) Kansas City Industrial Development Authority, Missouri, Revenue
Bonds, Platte Purchase Project A, Series 2019
5.000 07/01/40 751,252
1,000,000 Kirkwood Industrial Development Authority, Missouri, Retirement
Community Revenue Bonds, Aberdeen Heights Project,
Refunding Series 2017A
5.000 05/15/25 998,533
1,075,000 Kirkwood Industrial Development Authority, Missouri, Retirement
Community Revenue Bonds, Aberdeen Heights Project,
Refunding Series 2017A
5.000 05/15/26 1,071,426
1,080,000 Kirkwood Industrial Development Authority, Missouri, Retirement
Community Revenue Bonds, Aberdeen Heights Project,
Refunding Series 2017A
5.000 05/15/27 1,075,176
1,150,000 Kirkwood Industrial Development Authority, Missouri, Retirement
Community Revenue Bonds, Aberdeen Heights Project,
Refunding Series 2017A
5.250 05/15/28 1,150,685
2,645,000 Kirkwood Industrial Development Authority, Missouri, Retirement
Community Revenue Bonds, Aberdeen Heights Project,
Refunding Series 2017A
5.250 05/15/31 2,637,754
5,400,000 (c) Land Clearance for Redevelopment Authority of Kansas City,
Missouri, Project Revenue Bonds, Convention Center Hotel
Project - TIF Financing, Series 2018B
4.375 02/01/31 5,194,878
1,300,000 (c) Land Clearance for Redevelopment Authority of Kansas City,
Missouri, Project Revenue Bonds, Convention Center Hotel
Project - TIF Financing, Series 2018B
5.000 02/01/40 1,263,015
3,600,000 (c) Land Clearance for Redevelopment Authority of Kansas City,
Missouri, Project Revenue Bonds, Convention Center Hotel
Project - TIF Financing, Series 2018B
5.000 02/01/50 3,400,908
345,000 (c) Liberty, Missouri, Special Obligation Tax Increment and Special
Districts Bonds, Liberty Commons Project, Series 2015A
5.125 06/01/25 343,993
925,000 (f) Missouri Health and Educational Facilities Authority, Revenue
Bonds, Christian Homes Inc., Senior Living Facilities Series 2018
5.000 05/15/26 675,250
5,515,000 (f) Missouri Health and Educational Facilities Authority, Revenue
Bonds, Christian Homes Inc., Senior Living Facilities Series 2018
5.000 05/15/40 4,025,950
2,515,000 Missouri Southern State University, Auxiliary Enterprise System
Revenue Bonds, Series 2021
4.000 10/01/31 2,455,248
2,135,000 Missouri Southern State University, Auxiliary Enterprise System
Revenue Bonds, Series 2021
4.000 10/01/34 2,038,395
150,000 Plaza at Noah's Ark Community Improvement District, Saint
Charles, Missouri, Tax Increment and Improvement District
Revenue Bonds, Series 2021
3.000 05/01/30 140,697
500,000 Plaza at Noah's Ark Community Improvement District, Saint
Charles, Missouri, Tax Increment and Improvement District
Revenue Bonds, Series 2021
3.125 05/01/35 435,862
560,000 Saint Louis County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Nazareth Living Center, Series
2015A
5.000 08/15/25 559,293
895,000 Saint Louis County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Ranken-Jordan Project,
Refunding & Improvement Series 2016
5.000 11/15/27 898,181
990,000 Saint Louis County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Ranken-Jordan Project,
Refunding & Improvement Series 2016
5.000 11/15/29 993,268
1,095,000 Saint Louis County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Ranken-Jordan Project,
Refunding & Improvement Series 2016
5.000 11/15/31 1,098,314
175,000 Saint Louis County Industrial Development Authority, Missouri,
Revenue Bonds, Saint Andrew's Resources for Seniors, Series
2015A
5.000 12/01/25 174,684
2,360,000 (c) Saint Louis Industrial Development Authority, Missouri, Revenue
Bonds, Confluence Academy Project, Series 2022A
5.500 06/15/42 2,255,441
515,000 Stoddard County Industrial Development Authority, Missouri,
Health Facility Revenue Bonds, Southeasthealth, Series 2016B
6.000 03/01/37 526,244

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MISSOURI (continued)
$ 500,000 (c) The Industrial Development Authority of the County of St. Louis,
Missouri, Transportation Development Refunding Revenue
Bonds, Series 2019B
4.375% 03/01/33 $ 460,872
TOTAL MISSOURI 51,644,250
MONTANA - 0.1%
1,000,000 Kalispell, Montana, Housing and Healthcare Facilities Revenue
Bonds, Immanuel Lutheran Corporation, Series 2017A
5.000 05/15/27 993,777
1,180,000 Kalispell, Montana, Housing and Healthcare Facilities Revenue
Bonds, Immanuel Lutheran Corporation, Series 2017A
5.250 05/15/30 1,175,564
435,000 Kalispell, Montana, Housing and Healthcare Facilities Revenue
Bonds, Immanuel Lutheran Corporation, Series 2017A
5.250 05/15/32 430,526
TOTAL MONTANA 2,599,867
NEBRASKA - 0.9%
40,000,000 (d),(e) Central Plains Energy Project, Nebraska, Gas Project Revenue
Bonds, Project 5, SOFR Series 2022-2, (Mandatory Put 10/01/29)
(SOFR*0.67% + 2.180%), (UB)
5.738 05/01/53 41,538,804
5,410,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Social Series 2023G
5.400 09/01/53 5,595,298
TOTAL NEBRASKA 47,134,102
NEVADA - 0.2%
1,060,000 Clark County, Nevada, Local Improvement Bonds, Special
Improvement District 159 Summerlin Village 16A, Series 2015
5.000 08/01/28 1,067,961
826,001 (c),(f) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
BioFuels LLC Project, Green Series 2017B, (AMT)
5.125 12/15/37 83
2,729,621 (c),(f) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
BioFuels LLC Project, Green Series 2018, (AMT)
6.950 02/15/38 11,191
1,842,684 (c),(f) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
BioFuels LLC Project, Green Series 2020
6.750 02/15/38 7,555
7,516,052 (c),(f) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
BioFuels LLC Project, Series 2017, (AMT)
5.875 12/15/27 751
2,306,306 (c),(f) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
BioFuels LLC Project, Series 2017, (AMT)
6.250 12/15/37 231
1,495,000 Henderson, Nevada, Limited Obligation Bonds, Local
Improvement District T-18 Inspirada, Refunding Series 2016
4.000 09/01/32 1,438,514
640,000 Henderson, Nevada, Limited Obligation Bonds, Local
Improvement District T-18 Inspirada, Refunding Series 2016
4.000 09/01/35 586,137
710,000 Henderson, Nevada, Local Improvement District No. T-20
Rainbow Canyon, Local Improvement Bonds, Series 2018
5.000 09/01/38 706,062
635,000 Las Vegas, Nevada, Local Improvement Bonds, Special
Improvement District 808 & 810 Summerlin Village 23B,
Refunding Series 2014
5.000 06/01/25 635,335
425,000 Las Vegas, Nevada, Local Improvement Bonds, Special
Improvement District 812 Summerlin Village 24, Series 2015
5.000 12/01/26 429,558
315,000 Las Vegas, Nevada, Local Improvement Bonds, Special
Improvement District 814 Summerlin Village 21& 24A, Series
2019
4.000 06/01/39 295,140
220,000 Neveda State Director of the Department of Business and
Industry, Charter School Revenue Bonds, Doral Academy of
Nevada, Series 2017A
5.000 07/15/27 220,852
1,400,000 Neveda State Director of the Department of Business and
Industry, Charter School Revenue Bonds, Doral Academy of
Nevada, Series 2017A
5.000 07/15/47 1,360,547
630,000 North Las Vegas, Nevada, Local Improvement Bonds, Special
Improvement District 64 Valley Vista, Series 2019
4.250 06/01/34 614,558
770,000 North Las Vegas, Nevada, Local Improvement Bonds, Special
Improvement District 64 Valley Vista, Series 2019
4.500 06/01/39 744,352

Portfolio of Investments December 31, 2024
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEVADA (continued)
$ 505,000 (c) North Las Vegas, Nevada, Local Improvement Bonds, Special
Improvement District 65 Northern Beltway Commercial Area,
Series 2017
4.000% 12/01/27 $ 501,759
1,600,000 (c) North Las Vegas, Nevada, Local Improvement Bonds, Special
Improvement District 65 Northern Beltway Commercial Area,
Series 2017
5.000 12/01/37 1,603,794
850,000 Reno, Nevada, Redevelopment Agency Downtown Project Tax
Allocation Bonds, Series 2007C
5.400 06/01/27 849,979
400,000 Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding
Bonds, ReTrac-Reno Transporation Rail Access Corridor Project,
Series 2018B - AGM Insured
5.000 06/01/38 416,686
TOTAL NEVADA 11,491,045
NEW HAMPSHIRE - 0.7%
1,270,000 (c) National Finance Authority, New Hampshire, Resource Recovery
Revenue Bonds, Covanta Project, Refunding Series 2020A,
(Mandatory Put 7/02/40)
3.625 07/01/43 1,048,221
6,975,000 (c) National Finance Authority, New Hampshire, Resource Recovery
Revenue Bonds, Covanta Project, Refunding Series 2020B, (AMT),
(Mandatory Put 7/02/40)
3.750 07/01/45 5,887,877
25,125,000 (c) National Finance Authority, New Hampshire, Revenue Bonds GHI
Kiran Capital LLC Project Series 2022
6.250 09/01/30 25,110,641
3,000,000 (c) New Hampshire National Finance Authority, Special Revenue
Bonds, Silverado Project Denton County Series 2024
5.000 12/01/28 2,997,481
TOTAL NEW HAMPSHIRE 35,044,220
NEW JERSEY - 0.6%
445,000 (g) New Jersey Building Authority, State Building Revenue Bonds,
Refunding Series 2016A, (Pre-refunded 6/15/26)
4.000 06/15/30 451,128
900,000 New Jersey Economic Development Authority, Charter School
Revenue Bonds, North Star Academy Charter School of Newark,
Series 2017
5.000 07/15/32 922,995
135,000 (c) New Jersey Economic Development Authority, Charter School
Revenue Bonds, Teaneck Community Charter School, Series
2017A
4.250 09/01/27 135,586
2,000,000 New Jersey Economic Development Authority, Fixed Rate
Revenue Bonds, Lions Gate Project, Series 2014
5.000 01/01/34 1,999,963
650,000 New Jersey Economic Development Authority, Revenue Bonds,
Provident Group - Rowan Properties LLC - Rowan University
Student Housing Project, Series 2015A
5.000 01/01/25 650,000
250,000 (c),(d) New Jersey Economic Development Authority, School Facilities
Construction Financing Program Bonds, Tender Option Bond
Trust 2016-XF2340, (IF)
5.942 09/01/25 251,272
3,315,000 New Jersey Economic Development Authority, Special Facilities
Revenue Bonds, Continental Airlines Inc., Series 2000A & 2000B,
(AMT)
5.625 11/15/30 3,324,116
6,000,000 New Jersey Economic Development Authority, Special Facilities
Revenue Bonds, Continental Airlines Inc., Series 2000A & 2000B,
(AMT)
5.625 11/15/30 6,016,501
5,290,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Inspira Health Obligated Group Issue, Series 2017A
5.000 07/01/42 5,400,761
2,865,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Saint Joseph's Healthcare System Obligated Group Issue,
Refunding Series 2016
5.000 07/01/41 2,883,932
1,500,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019AA
4.125 06/15/39 1,504,027
5,330,000 New Jersey Turnpike Authority, Revenue Bonds, Refunding Series
2017A
5.000 01/01/32 5,515,374
280,000 Passaic County Improvement Authority, New Jersey, Charter
School Revenue Bonds, Community Charter School of Paterson,
Series 2024A
5.000 01/01/34 290,477
1,055,000 Passaic County Improvement Authority, New Jersey, Charter
School Revenue Bonds, Community Charter School of Paterson,
Series 2024A
4.750 01/01/45 1,024,493
TOTAL NEW JERSEY 30,370,625

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW MEXICO - 0.1%
$ 500,000 Aspire Public Improvement District, Albuquerque, New Mexico,
Special Levy Revenue Bonds, Series 2024
4.450% 10/01/33 $ 495,340
525,000 Aspire Public Improvement District, Albuquerque, New Mexico,
Special Levy Revenue Bonds, Series 2024
5.050 10/01/44 514,936
50,000 Boulders Public Improvement District, Albuquerque, New
Mexico, Special Levy Revenue Bonds, Series 2015
4.875 10/01/25 49,755
1,770,000 Mariposa East Public Improvement District, New Mexico, Special
Levy Revenue Bonds, Series 2015B
5.900 09/01/32 1,734,699
TOTAL NEW MEXICO 2,794,730
NEW YORK - 4.4%
1,250,000 Babylon Local Development Corporation II, New York, Education
Revenue Bonds, The Academy Charter School Project, Series
2023A
5.750 02/01/33 1,284,869
225,000 Build New York City Resource Corporation, New York, Revenue
Bonds, Global Community Charter School Project, Series 2022A
5.000 06/15/42 226,525
700,000 (f) Build New York City Resource Corporation, New York, Revenue
Bonds, Metropolitan College of New York, Series 2014
5.250 11/01/34 427,000
1,000,000 (c) Build NYC Resource Corporation, New York, Revenue Bonds,
Albert Einstein College of Medicine, Inc, Series 2023
7.250 06/01/55 1,066,505
3,805,000 (c) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020A-1
5.250 06/01/40 3,726,135
2,500,000 (c) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020C-1
5.000 06/01/40 2,383,576
400,000 (c) Build NYC Resource Corporation, New York, Revenue Bonds,
Richmond Preparatory Charter School Project, Social Impact
Project Series 2021A
4.000 06/01/31 369,965
450,000 (c) Build NYC Resource Corporation, New York, Revenue Bonds,
Richmond Preparatory Charter School Project, Social Impact
Project Series 2021A
5.000 06/01/36 429,257
1,000,000 (c) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series 2015
5.000 12/01/25 1,000,257
1,300,000 (c) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series 2017
5.000 12/01/25 1,300,916
2,800,000 (c) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series 2017
5.000 12/01/26 2,807,717
1,500,000 Dormitory Authority of the State of New York, Revenue Bonds,
Pace University, Series 2024A
5.250 05/01/41 1,627,892
3,000,000 Dormitory Authority of the State of New York, Revenue Bonds,
Pace University, Series 2024B
5.000 05/01/34 3,279,565
2,000,000 Dormitory Authority of the State of New York, Revenue Bonds,
Pace University, Series 2024B
5.000 05/01/35 2,179,837
2,700,000 Dormitory Authority of the State of New York, Revenue Bonds,
Pace University, Series 2024B
5.000 05/01/36 2,940,006
3,305,000 Dormitory Authority of the State of New York, Revenue Bonds,
Pace University, Series 2024B
5.000 05/01/37 3,579,760
13,010,000 Glen Cove Local Economic Assistance Corporation, New York,
Revenue Bonds, Garvies Point Public Improvement Project,
Capital Appreciation Series 2016B
0.000 01/01/45 3,623,187
4,000,000 Glen Cove Local Economic Assistance Corporation, New York,
Revenue Bonds, Garvies Point Public Improvement Project,
Capital Appreciation Series 2016C
5.625 01/01/55 3,667,577
4,210,000 Glen Cove Local Economic Assistance Corporation, New York,
Revenue Bonds, Garvies Point Public Improvement Project,
Current Interest Series 2016A
5.000 01/01/56 3,532,444
1,000,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School Project,
Series 2017A
5.890 02/01/32 1,012,016
1,000,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School Project,
Series 2018A
6.470 02/01/33 1,035,093
645,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School Project,
Series 2020A
4.760 02/01/27 638,820

Portfolio of Investments December 31, 2024
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 555,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School Project,
Series 2021A
4.050% 02/01/31 $ 522,623
1,080,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School Project,
Series 2021A
4.450 02/01/41 902,883
4,795,000 Jefferson County Civic Facility Development Corporation, New
York, Revenue Bonds, Samaritan Medical Center Project, Series
2017A
4.000 11/01/42 3,875,863
1,000,000 (f) Madison County Capital Resource Corporation, New York,
Revenue Bonds, Cazenovia College Project, Series 2019A
5.500 09/01/23 540,000
12,050,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Climate Bond Certified Series 2016A-1
5.250 11/15/56 12,148,749
1,770,000 (e) Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Variable Rate Demand Obligations, Series
2002G-1 (SOFR*0.67% + 0.430%)
3.358 11/01/26 1,765,976
500,000 (c) Monroe County Industrial Development Corporation, New York,
Revenue Bonds, Academy of Health Sciences Charter School
Project, Social Impact Series 2022
5.000 07/01/32 511,288
1,390,000 (c) Monroe County Industrial Development Corporation, New York,
Revenue Bonds, Academy of Health Sciences Charter School
Project, Social Impact Series 2022
5.625 07/01/42 1,413,352
400,000 Nassau County Local Economic Assistance Corporation, New
York, Revenue Bonds, Catholic Health Services of Long Island
Obligated Group Project, Series 2014B
5.000 07/01/29 400,378
210,000 New Rochelle Corporation, New York, Local Development
Revenue Bonds, Iona College Project, Series 2015A
5.000 07/01/27 211,457
375,000 New Rochelle Corporation, New York, Local Development
Revenue Bonds, Iona College Project, Series 2015A
5.000 07/01/28 377,548
325,000 New York City Housing Development Corporation, New York,
Multi-Family Mortgage Revenue Bonds, 8 Spruce Street, Class D
Series 2024
4.000 12/15/31 330,137
1,475,000 (c) New York City Housing Development Corporation, New York,
Multi-Family Mortgage Revenue Bonds, 8 Spruce Street, Class F
Series 2024
5.250 12/15/31 1,508,132
250,000 New York City Housing Development Corporation, New York,
Multi-Family Mortgage Revenue Bonds, 8 Spruce Street, Taxable
Class E Series 2024
4.375 12/15/31 253,150
6,360,000 (f) New York City Industrial Development Agency, New York, Civic
Facility Revenue Bonds, Bronx Parking Development Company,
LLC Project, Series 2007
2.300 10/01/27 4,070,400
1,685,000 (f) New York City Industrial Development Agency, New York, Civic
Facility Revenue Bonds, Bronx Parking Development Company,
LLC Project, Series 2007
2.350 10/01/46 1,078,400
14,120,000 New York Convention Center Development Corporation, New
York, Revenue Bonds, Hotel Unit Fee Secured, Refunding Series
2015
5.000 11/15/45 14,170,326
5,040,000 New York Counties Tobacco Trust IV, Tobacco Settlement Pass-
Through Bonds, Turbo Term Series 2005A
5.000 06/01/42 4,629,631
1,180,000 New York Transportation Development Corporation, New York,
Facility Revenue Bonds, Thruway Service Areas Project, Series
2021, (AMT)
4.000 10/31/41 1,078,379
5,485,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5.000 07/01/46 5,484,829
1,180,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5.250 01/01/50 1,179,980
1,000,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Series 2021, (AMT)
3.000 08/01/31 932,561
2,500,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport New Terminal 1 Project, Green Series 2024, (AMT)
5.500 06/30/60 2,622,468

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 24,475,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, New Terminal 1 John F Kennedy
International Airport Project, Green Series 2023, (AMT)
6.000% 06/30/54 $ 26,194,014
5,000,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, New Terminal 1 John F Kennedy
International Airport Project, Green Series 2023 - AGM Insured,
(AMT)
5.125 06/30/60 5,137,115
3,500,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, New Terminal 1 John F Kennedy
International Airport Project, Green Series 2023, (AMT)
5.375 06/30/60 3,605,013
1,780,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2022, (AMT)
5.000 12/01/38 1,862,538
5,750,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2022, (AMT)
5.000 12/01/41 5,940,050
8,000,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2018, (AMT)
5.000 01/01/26 8,094,564
1,970,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2018, (AMT)
5.000 01/01/36 2,010,320
18,605,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2020, (AMT)
4.000 10/01/30 18,480,752
10,000,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2023, (AMT)
6.000 04/01/35 11,141,965
5,570,000 (c) Niagara Area Development Corporation, New York, Solid Waste
Disposal Facility Revenue Refunding Bonds, Covanta Energy
Project, Series 2018A, (AMT)
4.750 11/01/42 5,225,148
1,250,000 Onondaga Civic Development Corporation, New York, Revenue
Bonds, Crouse Health Hospital Inc. Project, Refunding Series
2024A
5.125 08/01/44 1,190,449
3,000,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, One Hundred Ninety-Seventh Series 2016,
(AMT)
5.000 11/15/32 3,052,590
2,580,000 Suffolk Tobacco Asset Securitization Corporation, New York,
Tobacco Settlement Asset-Backed Bonds, Series 2021B-2
0.000 06/01/66 243,637
10,385,000 Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding Series
2016A, (AMT)
5.000 01/01/30 8,056,281
4,895,000 Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding Series
2016A, (AMT)
5.000 01/01/31 3,772,270
3,230,000 Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding Series
2016A, (AMT)
5.000 01/01/32 2,474,067
5,700,000 Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding Series
2016A, (AMT)
5.000 01/01/33 4,349,066
2,000,000 Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding Series
2016A, (AMT)
5.000 01/01/34 1,521,550
6,705,000 Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding Series
2016A, (AMT)
5.000 01/01/35 5,089,697
2,100,000 Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding Series
2016A, (AMT)
5.000 01/01/36 1,591,367
1,475,000 (c) Westchester County Local Development Corporation, New
York, Revenue Bond, Purchase Senior Learning Community, Inc.
Project, Accd Inv Series 2021A
5.000 07/01/36 1,518,660

Portfolio of Investments December 31, 2024
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 210,000 Westchester County Local Development Corporation, New York,
Revenue Bonds, Kendal on Hudson Project, Refunding Series
2022B
5.000% 01/01/27 $ 214,762
480,000 Westchester County Local Development Corporation, New York,
Revenue Bonds, Kendal on Hudson Project, Refunding Series
2022B
5.000 01/01/32 510,026
525,000 Westchester County Local Development Corporation, New York,
Revenue Bonds, Kendal on Hudson Project, Refunding Series
2022B
5.000 01/01/37 554,467
500,000 Westchester County Local Development Corporation, New York,
Revenue Bonds, Kendal on Hudson Project, Refunding Series
2022B
5.000 01/01/41 518,597
TOTAL NEW YORK 224,496,394
NORTH CAROLINA - 0.0%
125,000 (c) Mooresville, North Carolina, Special Assessment Revenue Bonds,
Series 2015
4.375 03/01/25 124,783
900,000 North Carolina Medical Care Commission, Health Care Facilities
Revenue Bonds, Lutheran Services for the Aging, Series 2021A
4.000 03/01/36 865,393
TOTAL NORTH CAROLINA 990,176
NORTH DAKOTA - 0.0%
350,000 Ward County Health Care, North Dakota, Revenue Bonds, Trinity
Obligated Group, Series 2017C
5.000 06/01/53 350,590
TOTAL NORTH DAKOTA 350,590
OHIO - 3.3%
1,000,000 Akron, Bath and Copley Joint Township Hospital District, Ohio,
Hospital Facilities Revenue Bonds, Summa Health System,
Refunding & Improvement Series 2016
5.250 11/15/41 1,012,383
18,915,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Capital Appreciation Series 2020B-3 Class 2
0.000 06/01/57 1,712,127
12,500,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020B-2 Class 2
5.000 06/01/55 11,094,408
750,000 (c) Cleveland-Cuyahoga County Port Authority, Ohio, Lease Revenue
Bonds, Constellation Schools Project, Refunding & improvement
Series 2024A
5.250 01/01/34 739,599
885,000 (c) Cleveland-Cuyahoga County Port Authority, Ohio, Lease Revenue
Bonds, Constellation Schools Project, Refunding & improvement
Series 2024A
5.375 01/01/39 867,702
7,250,000 County of Lucas, Ohio, Hospital Revenue Bonds, ProMedica
Healthcare Obligated Group, Series 2018A
5.250 11/15/48 7,321,293
3,305,000 Cuyahoga County Ohio, Health Care and Independent Living
Facilities, Revenue Refunding Bonds, Eliza Jennings Senior Care
Network, Series 2022A
5.375 05/15/37 3,343,848
4,310,000 Cuyahoga County Ohio, Health Care and Independent Living
Facilities, Revenue Refunding Bonds, Eliza Jennings Senior Care
Network, Series 2022A
5.500 05/15/42 4,295,373
8,440,000 Cuyahoga County, Ohio, Hospital Revenue Bonds, MetroHealth
System, Series 2017
5.250 02/15/47 8,556,983
1,000,000 Evans Farm New Communty Authority, Ohio, Community
Development Charge Revenue Bonds, Evans Farm Mixed-Use
Project, Series 2020
3.375 12/01/29 927,530
200,000 Franklin County, Ohio, Health Care Facilities Revenue
Bonds, Friendship Village of Dublin, Ohio, Inc., Refunding
&Improvement Series 2014
5.000 11/15/25 200,073
500,000 Franklin County, Ohio, Health Care Facilities Revenue
Bonds, Friendship Village of Dublin, Ohio, Inc., Refunding
&Improvement Series 2014
5.000 11/15/26 500,274
2,000,000 Greater Cincinnati Port Development Authority, Ohio, Tax
Increment Revenue Bonds, RBM Phase 3 Garage Project Series
2024
5.000 12/01/44 1,989,325

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OHIO (continued)
$ 18,425,000 (c) Jefferson County Port Authority, Ohio, Economic Development
Revenue Bonds, JSW Steel USA Ohio, Inc. Project, Series 2023,
(AMT), (Mandatory Put 12/01/28)
5.000% 12/01/53 $ 18,657,516
455,000 Jeffrey Place New Community Authority, Ohio, Jeffrey Place
Redevelopment Bonds, Series 2007A
5.000 12/01/32 431,447
4,000,000 (c) Ohio Air Quality Development Authority, Ohio, Exempt Facilities
Revenue Bonds, AMG Vanadium Project, Series 2019, (AMT)
5.000 07/01/49 3,732,611
24,100,000 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Generation Corporation Project,
Refunding Series 2009D, (Mandatory Put 9/15/21)
3.375 08/01/29 23,507,089
17,370,000 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Nuclear Generation Project,
Refunding Series 2009A, (Mandatory Put 6/01/22)
4.750 06/01/33 18,150,905
2,000,000 (c) Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
Pratt Paper Ohio, LLC Project, Series 2017, (AMT)
4.250 01/15/38 1,970,447
9,810,000 (c) Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
Pratt Paper Ohio, LLC Project, Series 2017, (AMT)
4.500 01/15/48 9,362,810
540,000 (c) Ohio Housing Finance Agency,  Multifamily Housing Revenue
Bonds, Sanctuary at Springboro Project, Series 20017
5.125 01/01/32 526,230
730,000 (c) Ohio Housing Finance Agency, Multifamily Housing Revenue
Bonds, Silver Birch of Mansfield Project, Series 2024
6.000 01/01/45 729,105
35,080,000 Ohio Water Development Authority, Pollution Control Revenue
Refunding Bonds, FirstEnergy Nuclear Generating Corporation
Project, Series 2009A
4.750 06/01/33 36,657,095
490,000 (c) Port of Greater Cincinnati Development Authority, Ohio, Public
Improvement TOT Revenue Bonds, Series 2021
3.750 12/01/31 475,728
415,000 Southeastern Ohio Port Authority, Hosptial Facilities Revenue
Bonds, Memorial Health System Obligated Group Project,
Improvement Series 2015
5.000 12/01/25 413,536
3,275,000 Tuscarawas County Economic Development and Finance
Alliance, Ohio, Higher Education Facilities Revenue Bonds,
Ashland University, Refunding & Improvement Series 2015
5.375 03/01/27 3,274,835
2,000,000 Tuscarawas County Economic Development and Finance
Alliance, Ohio, Higher Education Facilities Revenue Bonds,
Ashland University, Refunding & Improvement Series 2015
6.000 03/01/45 1,999,839
5,000,000 Washington County, Ohio, Hospital Facilities Revenue Bonds,
Memorial Health System Obligated Group, Series 2022
6.375 12/01/37 5,437,434
TOTAL OHIO 167,887,545
OKLAHOMA - 0.1%
1,510,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5.250 08/15/43 1,535,596
2,600,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5.500 08/15/57 2,642,296
1,780,000 Tulsa County Industrial Authority, Oklahoma, Senior Living
Community Revenue Bonds, Montereau, Inc Project, Refunding
Series 2017
5.000 11/15/30 1,811,766
730,000 Tulsa County Industrial Authority, Oklahoma, Senior Living
Community Revenue Bonds, Montereau, Inc Project, Refunding
Series 2017
5.000 11/15/32 742,633
TOTAL OKLAHOMA 6,732,291
OREGON - 0.2%
860,000 Multnomah County Hospital Facilities Authority, Oregon,
Revenue Bonds, Terwilliger Plaza-Parkview Project, Refunding
Green Series 2021A
4.000 12/01/36 778,428
3,030,000 (c) Oregon Facilities Authority Charter School Revenue Bonds,
Oregon, Portland Village School Project, Series 2024
6.500 12/15/44 3,036,457
740,000 (c) Oregon Facilities Authority, Revenue Bonds, Metro East Web
Academy Project, Series 2019A
3.750 06/15/29 708,307
385,000 Oregon Facilities Authority, Revenue Bonds, Redmond
Proficiency Academy Project, Series 2016A
4.500 06/15/28 375,033
75,000 Oregon Housing and Community Services Department,
Multifamily Housing Revenue Bonds, Series 2012B, (AMT)
3.700 07/01/32 73,036

Portfolio of Investments December 31, 2024
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OREGON (continued)
$ 1,000,000 (c) Oregon State Facilities Authority, Oregon, Charter School
Revenue Bonds, Academy for Character Education, Series 2022A
6.750% 06/15/42 $ 1,029,386
120,000 Polk County Hospital Facility Authority, Oregon, Revenue Bonds,
Dallas Retirement Village Project, Series 2015A
5.000 07/01/25 120,215
405,000 Port of Saint Helens, Oregon, Pollution Control Revenue Bonds,
Boise Cascade Project, Series 1997
5.650 12/01/27 405,473
3,965,000 Yamhill County Hospital Authority, Oregon, Revenue Bonds,
Friendsview Retirement Community, Refunding Series 2021A
5.000 11/15/46 3,476,525
TOTAL OREGON 10,002,860
PENNSYLVANIA - 2.5%
155,000 (c) Allentown Commercial and Industrial Development Authority,
Pennsylvania, Revenue Bonds, Arts Academy Charter Middle
School Foundation Project, Taxable Series 2022B
5.000 06/15/26 153,211
1,150,000 (c) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, City Center Project,
Series 2018
5.000 05/01/42 1,151,122
2,010,000 (c) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, Neuweiler Lofts
Project, Series 2023
6.250 05/01/42 2,024,612
505,000 (c) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, Waterfront-30 E
Allen Street Project, Senior Series 2024A
5.250 05/01/32 522,676
2,387,000 Berks County Municipal Authority, Pennsylvania, Revenue Bonds,
Tower Health Project, Series 2024A-2
6.000 06/30/34 2,555,476
32,401,000 Berks County Municipal Authority, Pennsylvania, Revenue Bonds,
Tower Health Project, Series 2024A-3
5.000 06/30/39 31,271,731
5,051,000 (h) Berks County Municipal Authority, Pennsylvania, Revenue Bonds,
Tower Health Project, Series 2024B-1
0.000 06/30/44 3,559,578
5,011,000 Berks County Municipal Authority, Pennsylvania, Revenue Bonds,
Tower Health Project, Taxable Series 2024A-1
8.000 06/30/34 5,089,061
295,000 Chester County Health and Education Facilities Authority,
Pennsylvania, Revenue Bonds, Simpson Senior Services Project,
Series 2015A
5.000 12/01/30 273,132
615,000 Chester County Industrial Development Authority, Pennsylvania,
Avon Grove Charter School Revenue Bonds, Series 2017A
4.000 12/15/27 614,306
149,000 (c) Chester County Industrial Development Authority, Pennsylvania,
Special Obligation Bonds, Woodlands at Greystone Project,
Series 2018
4.375 03/01/28 148,263
1,000,000 Clarion County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Clarion University Foundation Inc. Student
Housing Project at Clarion University, Series 2014A
5.000 07/01/34 1,000,511
2,000,000 (c) Dauphin County General Authority, Pennsylvania, Revenue
Bonds, Harrisburg University of Science & Technology Project,
Series 2017
5.125 10/15/41 1,484,073
5,000,000 (c) Dauphin County General Authority, Pennsylvania, Revenue
Bonds, Harrisburg University of Science & Technology Project,
Series 2020
6.250 10/15/53 3,853,872
280,000 Delaware County Authority, Pennsylvania, Revenue Bonds, Elwyn,
Inc. Project, Series 2017
5.000 06/01/27 280,681
2,000,000 Lancaster County Hospital Authority, Pennsylvania, Health Center
Revenue Bonds, Masonic Villages Project, Series 2015
5.000 11/01/35 2,002,803
1,455,000 Lancaster County Hospital Authority, Pennsylvania, Revenue
Bonds, United Zion Retirement Community, Series 2017A
4.500 12/01/29 1,414,339
500,000 Lancaster County Hospital Authority, Pennsylvania, Revenue
Bonds, United Zion Retirement Community, Series 2017A
5.000 12/01/32 487,234
1,775,000 Lehigh County Industrial Development Authority, Pennsylvania,
Charter School Revenue Bonds Seven Generations Charter
School Series 2021A
4.000 05/01/41 1,528,490
1,000,000 McCandless IDA, Pennsylvania, University Revenue Bonds Series
A and B of 2022 La Roche University
6.750 12/01/46 960,236
1,000,000 Montgomery County Industrial Development Authority,
Pennsylvania, Revenue Bonds, Whitemarsh Continuing Care
Retirement Community Project, Series 2015
5.000 01/01/30 999,940

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 1,000,000 Montgomery County Redevelopment Authority, Pennsylvania,
Special Obligation Revenue Bonds, River Pointe Project Series
2023
6.500% 09/01/43 $ 1,024,108
5,160,000 (a),(c),(f) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills
LLC Project, Series 2020A-1
10.000 12/01/40 516
5,160,000 (a),(c),(f) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills
LLC Project, Series 2020A-2, (AMT)
10.000 12/01/40 516
6,055,000 (a),(f) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills
LLC Project, Series 2021A
10.000 12/01/31 606
5,000,000 Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, National Gypsum Company,
Refunding Series 2014, (AMT)
5.500 11/01/44 5,010,661
1,300,000 Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, PPL Energy Supply, LLC
Project, Refunding Series 2009B, (Mandatory Put 6/01/27)
5.250 12/01/38 1,315,080
500,000 Pennsylvania Economic Development Financing Authority,
Pennsylvania, Private Activity Revenue Bonds, The PennDOT
Major Bridges Package One Project, Series 2022, (AMT)
5.500 06/30/39 541,396
7,630,000 Pennsylvania Economic Development Financing Authority,
Private Activity Revenue Bonds, Pennsylvania Rapid Bridge
Replacement Project, Series 2015, (AMT)
5.000 12/31/34 7,725,821
8,675,000 Pennsylvania HIgher Educational Facilities Authority, Revenue
Bonds, Thomas Jefferson University, Refunding Series 2015A
5.250 09/01/50 8,700,518
4,750,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, Thomas Jefferson University, Series 2015A
5.000 09/01/39 4,762,059
2,690,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, University of the Sciences in Philadelphia, Series 2015A
5.000 11/01/29 2,699,781
15,000,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2024-147A
4.500 10/01/44 14,886,965
3,755,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2015A-1
5.250 12/01/45 3,790,789
200,000 Philadelphia Authority for Industrial Development Senior Living
Facilities, Philadelphia, Pennsylvania, Revenue Bonds, Wesley
Enhanced Living Obligated Group, Series 2017A
5.000 07/01/31 201,726
500,000 Philadelphia Authority for Industrial Development Senior Living
Facilities, Philadelphia, Pennsylvania, Revenue Bonds, Wesley
Enhanced Living Obligated Group, Series 2017A
5.000 07/01/32 503,729
7,000,000 Philadelphia Authority for Industrial Development Senior Living
Facilities, Philadelphia, Pennsylvania, Revenue Bonds, Wesley
Enhanced Living Obligated Group, Taxable Series 2017B
6.250 07/01/31 6,530,717
320,000 Philadelphia Authority for Industrial Development, Pennsylvania,
Charter School Revenue Bonds, Mast Community Charter School
II Project, Series 2020A
5.000 08/01/30 327,736
590,000 Philadelphia Authority for Industrial Development, Pennsylvania,
Charter School Revenue Bonds, Philadelphia Electrical &
Technology Charter School, Series 2021A
4.000 06/01/31 580,287
875,000 Quakertown General Authority Health Facilities Revenue USDA
Loan Anticipation Notes and Revenue Bonds for LifeQuest
Obligated Group, Pennsylvania, Series 2017C
5.300 07/01/42 792,488
5,000,000 Scranton-Lackawanna Health and Welfare Authority,
Pennsylvania, University Revenue Bonds, Marywood University,
Series 2016
5.000 06/01/36 4,689,048
TOTAL PENNSYLVANIA 125,459,894
PUERTO RICO - 4.0%
200,000 (c) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A
5.000 07/01/35 206,220
275,000 (c) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021A
5.000 07/01/33 287,055
500,000 (c) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021A
5.000 07/01/37 515,615

Portfolio of Investments December 31, 2024
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PUERTO RICO (continued)
$ 334,000 (c) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B
5.000% 07/01/37 $ 344,430
11,790,000 (a),(f) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Federally Taxable Build America Bonds, Series 2010YY
6.125 07/01/40 5,620,303
1,100,000 (a),(f) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Refunding National Series 2007VV
5.500 01/01/26 506,282
2,000 (a),(f) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Refunding Series 2010DDD
3.957 01/01/26 1,056
6,015,000 (a),(f) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Refunding Series 2010DDD
5.000 01/01/26 3,174,338
1,000,000 (a),(f) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Refunding Series 2010DDD
5.000 01/01/26 476,999
3,000 (a),(f) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Refunding Series 2012A
3.957 07/01/42 1,439
470,000 (a),(f) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2003NN
5.500 01/01/26 217,807
200,000 (a),(f) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2007TT
5.000 01/01/26 93,174
450,000 (a),(f) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2007TT
5.000 01/01/26 209,641
1,140,000 (a),(f) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2007TT
5.000 01/01/26 543,779
6,205,000 (a),(f) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2007TT
5.000 01/01/26 2,906,489
2,000 (a),(f) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2007TT
5.000 07/01/32 937
2,140,000 (a),(f) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010AAA
5.250 07/01/27 1,002,422
4,000 (a),(f) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010AAA
5.250 07/01/28 1,900
9,660,000 (a),(f) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010AAA
5.250 07/01/28 4,590,116
7,020,000 (a),(f) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010AAA
5.250 07/01/29 3,338,190
50,000 (a),(f) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010CCC
5.000 01/01/26 23,963
1,995,000 (a),(f) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010CCC
5.250 07/01/27 922,230
110,000 (a),(f) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010XX
5.250 07/01/27 54,567
350,000 (a),(f) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
5.000 07/01/24 163,054
1,260,000 (a),(f) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
5.250 07/01/24 578,434
1,000,000 (a),(f) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
5.250 07/01/25 465,127
1,145,000 (a),(f) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
5.250 01/01/26 527,527
18,275,000 (a),(f) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
5.250 01/01/26 8,503,341
1,090,000 (a),(f) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
5.000 07/01/28 511,058
45,000 (a),(f) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2013A
5.050 01/01/26 21,652
8,375,000 (a),(f) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2013A
4.800 07/01/29 4,543,437
3,000,000 (a),(f) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2013A
5.000 07/01/29 1,415,553
500,000 (a),(f) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2016D-4-RSA-1
7.500 01/01/26 215,028
2,000 (a),(f) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series WW
5.375 01/01/26 943

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PUERTO RICO (continued)
$ 6,135,000 (a),(f) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Taxable Series 2010BBB
5.400% 07/01/28 $ 2,905,549
635,000 (a),(f) Puerto Rico Electric Power Authority, Revenue Bonds, Refunding
Series 2005SS
4.625 07/01/30 300,801
2,255,000 (a),(f) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2007TT
5.000 07/01/24 1,054,368
35,000 (a),(f) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2007TT
5.000 07/01/25 16,861
115,000 (a),(f) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2007TT
5.000 07/01/27 53,874
1,240,000 (a),(f) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2007TT
5.000 07/01/32 581,125
2,310,000 (a),(f) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2007TT
5.000 07/01/37 1,084,936
20,000 (a),(f) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2008WW
5.250 07/01/25 9,574
2,850,000 (a),(f) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2008WW
5.375 01/01/26 1,343,578
5,595,000 (a),(f) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2008WW
5.375 01/01/26 2,637,657
280,000 (a),(f) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2008WW
5.500 01/01/26 129,757
130,000 (a),(f) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2008WW
5.000 07/01/28 62,628
1,060,000 (a),(f) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2008WW
5.250 07/01/33 493,670
3,990,000 (a),(f) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2008WW
5.500 07/01/38 1,850,395
2,000,000 (a),(f) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010AAA
5.250 07/01/24 924,018
975,000 (a),(f) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010AAA
5.250 01/01/26 451,010
2,100,000 (a),(f) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010CCC
5.000 07/01/24 979,254
400,000 (a),(f) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010CCC
4.625 07/01/25 188,846
50,000 (a),(f) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010CCC
5.000 07/01/25 23,659
490,000 (a),(f) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010CCC
5.000 07/01/28 229,501
695,000 (a),(f) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010XX
4.625 07/01/25 328,830
4,320,000 (a),(f) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010ZZ
5.250 01/01/26 2,047,029
730,000 (a),(f) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2013A
7.000 07/01/33 324,924
3,415,000 (a),(f) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2013A
6.750 07/01/36 1,527,380
6,875,000 (a),(f) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2013A
5.000 07/01/42 3,297,862
745,000 (a),(f) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2013A
7.000 07/01/43 331,601
2,460,000 (a),(f) Puerto Rico Electric Power Authority, Revenue Bonds, Taxable
Series 2010EEE
5.950 07/01/30 1,334,550
3,220,000 (a),(f) Puerto Rico Electric Power Authority, Revenue Bonds, Taxable
Series 2010EEE
6.250 07/01/40 1,726,959
3,975,477 Puerto Rico Highway and Transportation Authority Highway
Revenue Bonds Series 2022
5.250 07/01/38 3,976,420
18,537,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0.000 07/01/27 16,789,586
5,175,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
4.550 07/01/40 5,178,245

Portfolio of Investments December 31, 2024
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PUERTO RICO (continued)
$ 1,437,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0.000% 07/01/46 $ 464,763
13,419,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
4.750 07/01/53 13,243,162
1,050,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured Cofina Project Series 2019A-2A
4.550 07/01/40 1,050,658
1,367,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured Series 2019A-2B
4.550 07/01/40 1,367,857
25,488,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4.329 07/01/40 25,172,382
6,383,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4.784 07/01/58 6,281,180
14,648,515 Puerto Rico, General Obligation Bonds, Clawback Highway
Transportation Authority Claims Taxable Series 2022
0.000 11/01/51 9,100,390
20,036,232 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5.625 07/01/27 20,771,668
1,362,349 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5.625 07/01/29 1,452,014
20,217,460 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
0.000 07/01/33 13,702,727
272,155 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4.000 07/01/33 268,271
91,769 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4.000 07/01/35 89,556
438,808 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4.000 07/01/37 423,654
635,897 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4.000 07/01/41 602,033
14,362,108 Puerto Rico, General Obligation Bonds, Vintage CW NT Claims
Taxable Series 2022
0.000 11/01/43 8,814,744
8,775,177 Puerto Rico, General Obligation Bonds, Vintage CW NT Claims
Taxable Series 2022
0.000 11/01/51 4,694,720
275,000 University of Puerto Rico, University System Revenue Bonds,
Refunding Series 2006P
5.000 06/01/30 266,386
TOTAL PUERTO RICO 201,934,718
RHODE ISLAND - 0.2%
8,010,000 Rhode Island Health and Educational Building Corporation,
Hospital Financing Revenue Bonds, Care New England Issue,
Refunding Series 2016B
5.000 09/01/31 8,037,703
TOTAL RHODE ISLAND 8,037,703
SOUTH CAROLINA - 0.2%
1,000,000 (c) Richland County, South Carolina, Special Assessment Revenue
Bonds, Village at Sandhill Improvement District, Refunding Series
2021
3.625 11/01/31 879,239
1,270,000 (c) Richland County, South Carolina, Special Assessment Revenue
Bonds, Village at Sandhill Improvement District, Refunding Series
2021
3.750 11/01/36 1,032,426
3,550,000 (c) South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, Hilton Head Christian
Academy, Series 2020
5.000 01/01/40 3,359,916
100,000 (c) South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, Palmetto Scholars
Academy Project, Series 2015A
4.500 08/15/25 99,519
500,000 (c) South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, Palmetto Scholars
Academy Project, Series 2015A
5.125 08/15/35 485,257
1,100,000 (c) South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, High Point Academy
Project, Series 2018A
5.000 06/15/29 1,104,840
200,000 (c) South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Virtus Academy Project,
Series 2021A
4.000 06/15/31 184,293

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOUTH CAROLINA (continued)
$ 920,000 (c) South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Virtus Academy Project,
Series 2021A
5.000% 06/15/41 $ 808,840
325,000 (c) South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Virtus Academy Project,
Series 2023A
6.125 06/15/33 336,254
940,000 (c) South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Virtus Academy Project,
Series 2023A
6.750 06/15/43 963,605
750,000 South Carolina Jobs-Economic Development Authority,
Healthcare Revenue Bonds, Beaufort Memorial Hospital & South
of Broad Healthcare Project, Series 2024
5.250 11/15/39 785,837
125,000 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2016A
5.000 12/01/28 127,776
TOTAL SOUTH CAROLINA 10,167,802
SOUTH DAKOTA - 0.1%
2,930,000 South Dakota Health and Educational Facilities Authority,
Revenue Bonds, Avera Health, Refunding Series 2017
5.000 07/01/46 2,963,789
TOTAL SOUTH DAKOTA 2,963,789
TENNESSEE - 0.7%
3,135,000 (c) Bristol Industrial Development Board, Tennessee, State Sales Tax
Revenue Bonds, Pinnacle Project, Capital Appreciation Series
2016B
0.000 12/01/25 3,002,225
3,245,000 (c) Bristol Industrial Development Board, Tennessee, State Sales Tax
Revenue Bonds, Pinnacle Project, Capital Appreciation Series
2016B
0.000 12/01/26 2,957,961
8,810,000 (c) Bristol Industrial Development Board, Tennessee, State Sales Tax
Revenue Bonds, Pinnacle Project, Capital Appreciation Series
2016B
0.000 12/01/31 6,085,661
1,850,000 (c) Bristol Industrial Development Board, Tennessee, State Sales Tax
Revenue Bonds, Pinnacle Project, Series 2016A
5.000 12/01/35 1,792,448
1,000,000 (c) Bristol Industrial Development Board, Tennessee, State Sales Tax
Revenue Bonds, Pinnacle Project, Series 2016A
5.125 12/01/42 959,765
850,000 Bristol Industrial Development Board, Tennessee, Tax Increment
Revenue Bonds, Pinnacle Project, Series 2016
5.000 06/01/27 828,985
5,000,000 (c) Kingsport Industrial Development Board, Tennessee, Exempt
Facility Revenue Bonds, Domtar Project, Series 2024, (AMT),
(Mandatory Put 11/15/29)
5.250 12/01/54 5,023,109
1,190,000 Knox County Health, Educational and Housing Facilities Board,
Tennessee, Revenue Bonds, University Health System, Inc., Series
2017
5.000 04/01/36 1,199,663
535,000 (f) Memphis/Shelby County Economic Development Growth
Engine Industrial Development Board, Tennessee, Tax Increment
Revenue Bonds, Graceland Project, Senior Series 2017A
4.750 07/01/27 480,064
4,225,000 Metropolitan Nashville Airport Authority, Tennessee, Airport
Revenue Bonds, Improvement Series 2015B, (AMT)
5.000 07/01/40 4,234,024
3,500,000 Metropolitan Nashville Airport Authority, Tennessee, Airport
Revenue Bonds, Improvement Series 2015B, (AMT)
5.000 07/01/43 3,507,422
500,000 (c) Shelby County Health, Educational, Housing, and Facility Board,
Tennessee, Student Housing Revenue Bonds, Madrone Memphis
Student Housing, I LLC - University of Memphis Project Series
2024A-1
5.000 06/01/44 502,963
2,000,000 The Tennessee Energy Acquisition Corporation, Gas Revenue
Bonds, Series 2006B
5.625 09/01/26 2,056,764
190,000 The Tennessee Energy Acquisition Corporation, Gas Revenue
Bonds, Series 2006C
5.000 02/01/25 190,085
TOTAL TENNESSEE 32,821,139

Portfolio of Investments December 31, 2024
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS - 10.8%
$ 595,000 (c) Anna, Texas, Special Assessment Revenue Bonds, Hurricane
Creek Public Improvement District Area 1 Project, Series 2019
5.750% 09/01/29 $ 607,177
250,000 (c) Anna, Texas, Special Assessment Revenue Bonds, Hurricane
Creek Public Improvement District Area 2 Project, Series 2022
5.000 09/01/28 251,331
1,000,000 (c) Anna, Texas, Special Assessment Revenue Bonds, Hurricane
Creek Public Improvement District Area 2 Project, Series 2022
5.750 09/01/42 1,049,609
360,000 (c) Anna, Texas, Special Assessment Revenue Bonds, Hurricane
Creek Public Improvement District Major Improvement Area
Project, Series 2019
6.000 09/01/29 369,789
405,000 (c) Anna, Texas, Special Assessment Revenue Bonds, Meadow Vista
Public Improvement District Area 1 Project, Series 2024
4.875 09/15/31 407,369
850,000 (c) Anna, Texas, Special Assessment Revenue Bonds, Meadow Vista
Public Improvement District Area 1 Project, Series 2024
5.500 09/15/44 851,322
193,000 (c) Anna, Texas, Special Assessment Revenue Bonds, Sherley Tract
Public Improvement District 2 Area 1 Project, Series 2021
3.250 09/15/26 187,219
500,000 (c) Anna, Texas, Special Assessment Revenue Bonds, Sherley Tract
Public Improvement District 2 Area 1 Project, Series 2021
3.750 09/15/31 460,978
250,000 (c) Anna, Texas, Special Assessment Revenue Bonds, Sherley Tract
Public Improvement District 2 Area 1 Project, Series 2021
4.000 09/15/41 219,532
373,000 Anna, Texas, Special Assessment Revenue Bonds, The Woods
and Lindsey Place Public Improvement District Area 1 Project,
Series 2023
4.875 09/15/30 378,457
900,000 Anna, Texas, Special Assessment Revenue Bonds, The Woods
and Lindsey Place Public Improvement District Area 1 Project,
Series 2023
5.625 09/15/43 930,711
195,000 Argyle, Texas, Special Assessment Revenue Bonds, Highlands
of  Argyle Public Improvement District 1 Project, Series 2017
4.250 09/01/27 195,423
830,000 (c) Argyle, Texas, Special Assessment Revenue Bonds, Waterbrook
of  Argyle Public Improvement District Project, Series 2018
4.625 09/01/28 836,109
2,000,000 Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Great Hearts America - Texas, Series
2024A
4.250 08/15/34 1,968,655
1,250,000 Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Great Hearts America - Texas, Series
2024A
4.500 08/15/39 1,227,567
1,300,000 Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Great Hearts America - Texas, Series
2024A
4.750 08/15/44 1,260,251
1,350,000 Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Legacy Traditional Schools - Texas
Project, Refunding Series 2021A
4.000 02/15/31 1,253,882
2,610,000 Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Legacy Traditional Schools - Texas
Project, Refunding Series 2021A
4.125 02/15/41 2,136,937
630,000 (c) Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Legacy Traditional Schools - Texas
Project, Refunding Series 2022A
5.000 02/15/32 617,413
1,500,000 (c) Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Legacy Traditional Schools - Texas
Project, Refunding Series 2022A
6.000 02/15/42 1,507,083
1,245,000 (c) Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Magellan International School, Series
2022
5.500 06/01/32 1,294,607
5,085,000 (c) Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Magellan International School, Series
2022
6.000 06/01/42 5,259,686
490,000 Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, UME Preparatory Academy, Taxable
Series 2017A
4.550 08/15/28 487,878
226,000 (c) Aubrey, Denton County, Texas, Special Assessment Revenue
Bonds, Jackson Ridge Public Improvement District Phases 3A
Project, Series 2021
2.500 09/01/26 217,403

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 622,000 (c) Aubrey, Denton County, Texas, Special Assessment Revenue
Bonds, Jackson Ridge Public Improvement District Phases 3A
Project, Series 2021
3.000% 09/01/31 $ 568,078
490,000 (c) Aubrey, Denton County, Texas, Special Assessment Revenue
Bonds, Winn Ridge South Public Improvement District Project,
Series 2017
5.500 09/01/27 500,194
165,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding First Tier Series 2017A
5.000 01/01/30 166,296
1,800,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding First Tier Series 2017A
5.000 01/01/31 1,813,440
1,700,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding First Tier Series 2017A
5.000 01/01/32 1,710,944
985,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding First Tier Series 2017A
5.000 01/01/33 990,756
580,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding First Tier Series 2017A
5.000 01/01/34 582,699
540,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding Second Tier Series 2017B
5.000 01/01/25 540,000
1,680,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding Second Tier Series 2017B
5.000 01/01/27 1,675,305
990,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding Second Tier Series 2017B
5.000 01/01/28 986,478
1,445,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding Second Tier Series 2017B
5.000 01/01/29 1,436,857
880,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding Second Tier Series 2017B
5.000 01/01/30 872,957
1,985,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding Second Tier Series 2017B
5.000 01/01/32 1,955,265
1,525,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding Second Tier Series 2017B
5.000 01/01/34 1,486,967
325,000 (c) Austin, Travis, Williamson and Hays Counties, Texas, Special
Assessment Revenue Bonds, Whisper Valley Public Improvement
District Improvement Area 1, Series 2019
4.000 11/01/29 319,619
800,000 (c) Austin, Travis, Williamson and Hays Counties, Texas, Special
Assessment Revenue Bonds, Whisper Valley Public Improvement
District Improvement Area 2, Series 2022
5.375 11/01/42 817,560
250,000 (c) Bastrop County, Texas, Special Assessment Revenue Bonds,
Double Eagle Ranch Public Improvement District Improvement
Area 2 Project Series 2024
4.500 09/01/31 250,366
610,000 (c) Bastrop County, Texas, Special Assessment Revenue Bonds,
Double Eagle Ranch Public Improvement District Improvement
Area 2 Project Series 2024
5.250 09/01/44 609,082
900,000 Baytown Municipal Development District, Texas, Hotel Revenue
Bonds, Baytown Convention Center Hotel, First-Lien Series
2021A
2.500 10/01/31 768,712
194,000 (c) Bee Cave, Travis County, Texas, Special Assessment Revenue
Bonds, Backyard Public Improvement District Project, Series 2021
4.125 09/01/26 190,622
565,000 (c) Bee Cave, Travis County, Texas, Special Assessment Revenue
Bonds, Backyard Public Improvement District Project, Series 2021
4.750 09/01/31 547,995
1,645,000 (c) Bee Cave, Travis County, Texas, Special Assessment Revenue
Bonds, Backyard Public Improvement District Project, Series 2021
5.000 09/01/41 1,552,606
322,000 (c) Boyd Public Improvement District 1, Texas, Special Assessment
Revenue Bonds, Improvement Area 1 Project Series 2024
4.250 09/15/30 324,199
1,010,000 (c) Boyd Public Improvement District 1, Texas, Special Assessment
Revenue Bonds, Improvement Area 1 Project Series 2024
5.125 09/15/43 1,020,607
130,000 Caddo Mills Municipal Management District No. 1, Texas,
General Obligation Bonds, Tax Road Series 2021
2.000 09/01/27 120,433
135,000 Caddo Mills Municipal Management District No. 1, Texas,
General Obligation Bonds, Tax Road Series 2021
2.000 09/01/28 122,002
140,000 Caddo Mills Municipal Management District No. 1, Texas,
General Obligation Bonds, Tax Road Series 2021
2.125 09/01/29 124,290
145,000 Caddo Mills Municipal Management District No. 1, Texas,
General Obligation Bonds, Tax Road Series 2021
2.250 09/01/30 126,989

Portfolio of Investments December 31, 2024
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 150,000 Caddo Mills Municipal Management District No. 1, Texas,
General Obligation Bonds, Tax Road Series 2021
2.250% 09/01/31 $ 128,698
315,000 Caddo Mills Municipal Management District No. 1, Texas,
General Obligation Bonds, Tax Road Series 2021
2.250 09/01/33 258,586
335,000 Caddo Mills Municipal Management District No. 1, Texas,
General Obligation Bonds, Tax Road Series 2021
2.500 09/01/35 269,790
540,000 Caddo Mills Municipal Management District No. 1, Texas,
General Obligation Bonds, Tax Road Series 2021
2.500 09/01/38 409,720
595,000 Caddo Mills Municipal Management District No. 1, Texas,
General Obligation Bonds, Tax Road Series 2021
2.750 09/01/41 441,788
870,000 (c) Celina, Texas, Special Assessment Revenue Bonds, Cambridge
Crossing Public Improvement District Phase 1 Project, Series
2018
4.625 09/01/28 874,584
1,145,000 (c) Celina, Texas, Special Assessment Revenue Bonds, Cambridge
Crossing Public Improvement District Phases 2-7 Major
Improvement Project, Series 2018
5.000 09/01/28 1,158,337
194,000 (c) Celina, Texas, Special Assessment Revenue Bonds, Celina Hills
Public Improvement District Project, Series 2022
4.375 09/01/27 192,558
430,000 (c) Celina, Texas, Special Assessment Revenue Bonds, Celina Hills
Public Improvement District Project, Series 2022
4.625 09/01/32 425,750
205,000 (c) Celina, Texas, Special Assessment Revenue Bonds, Celina
Sutton Fields II Public Improvement District Neighborhood
Improvement Areas 2-3 Project, Series 2019
4.125 09/01/39 187,321
95,000 (c) Celina, Texas, Special Assessment Revenue Bonds, Creeks of
Legacy Public Improvement District Phase 2 Project, Series 2018
5.125 09/01/28 96,057
600,000 (c) Celina, Texas, Special Assessment Revenue Bonds, Cross Creek
Meadows Public Improvement District, Improvement Area 1
District Series 2023
4.500 09/01/30 600,251
1,630,000 (c) Celina, Texas, Special Assessment Revenue Bonds, Cross Creek
Meadows Public Improvement District, Improvement Area 1
District Series 2023
5.375 09/01/43 1,651,217
100,000 (c) Celina, Texas, Special Assessment Revenue Bonds, Edgewood
Creek Public Improvement District Phase 1 Project, Series 2021
3.250 09/01/26 97,735
200,000 (c) Celina, Texas, Special Assessment Revenue Bonds, Edgewood
Creek Public Improvement District Phase 1 Project, Series 2021
3.750 09/01/31 187,390
200,000 (c) Celina, Texas, Special Assessment Revenue Bonds, Edgewood
Creek Public Improvement District Phase 2-3 Major Improvement
Project, Series 2021
4.750 09/01/31 196,732
50,000 (c) Celina, Texas, Special Assessment Revenue Bonds, Edgewood
Creek Public Improvement District Phase 2-3 Major Improvement
Project, Series 2021
5.250 09/01/41 49,999
140,000 Celina, Texas, Special Assessment Revenue Bonds, Glen Crossing
Public Improvement District Phase 1 Project, Series 2016
4.200 09/01/27 139,356
170,000 (c) Celina, Texas, Special Assessment Revenue Bonds, Glen Crossing
Public Improvement District Phase 1B, Series 2018
4.750 09/01/28 171,195
300,000 Celina, Texas, Special Assessment Revenue Bonds, Glen Crossing
Public Improvement District Project, Series 2018
5.000 09/01/28 304,262
175,000 (c) Celina, Texas, Special Assessment Revenue Bonds, Hillside
Village Public Improvement District Project, Series 2022
2.750 09/01/27 163,166
350,000 (c) Celina, Texas, Special Assessment Revenue Bonds, Hillside
Village Public Improvement District Project, Series 2022
3.125 09/01/32 300,548
875,000 (c) Celina, Texas, Special Assessment Revenue Bonds, Hillside
Village Public Improvement District Project, Series 2022
3.375 09/01/42 680,719
750,000 (c) Celina, Texas, Special Assessment Revenue Bonds, Mosaic Public
Improvement District Improvement Area 2 Project Series 2024
4.500 09/01/31 749,079
340,000 (c) Celina, Texas, Special Assessment Revenue Bonds, Mosaic Public
Improvement District Phase 1 Project, Series 2023
4.375 09/01/30 340,091
1,225,000 (c) Celina, Texas, Special Assessment Revenue Bonds, Mosaic Public
Improvement District Phase 1 Project, Series 2023
5.125 09/01/43 1,234,248
200,000 (c) Celina, Texas, Special Assessment Revenue Bonds, Mosaic Public
Improvement District Phase 1B Project, Series 2024
4.375 09/01/31 199,811
300,000 Celina, Texas, Special Assessment Revenue Bonds, North Sky
Public Improvement District Improvement Area 1B Project, Series
2024
4.250 09/01/31 298,084

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 650,000 Celina, Texas, Special Assessment Revenue Bonds, North Sky
Public Improvement District Improvement Area 1B Project, Series
2024
5.000% 09/01/44 $ 639,427
930,000 Celina, Texas, Special Assessment Revenue Bonds, Ownsby
Farms Public Improvement District Phase 1 Project, Series 2017
5.750 09/01/32 950,156
353,000 (c) Celina, Texas, Special Assessment Revenue Bonds, Ownsby
Farms Public Improvement District Phase 2 Direct Improvement
Project, Series 2022
4.000 09/01/32 334,408
390,000 Celina, Texas, Special Assessment Revenue Bonds, Ownsby
Farms Public Improvement District Phase 2 Major Improvement
Project, Series 2017
6.125 09/01/32 397,672
450,000 (c) Celina, Texas, Special Assessment Revenue Bonds, Parvin Public
Improvement District Project, Series 2023
5.750 09/01/30 451,852
1,700,000 (c) Celina, Texas, Special Assessment Revenue Bonds, Parvin Public
Improvement District Project, Series 2023
6.500 09/01/43 1,725,023
166,000 (c) Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields
East Public Improvement District Phase 1 Project, Series 2022
3.250 09/01/27 157,294
350,000 (c) Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields
East Public Improvement District Phase 1 Project, Series 2022
3.625 09/01/32 314,193
150,000 (c) Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields
II Public Improvement District Neighborhood Improvement Area
5 Project, Series 2022
2.875 09/01/27 141,717
250,000 (c) Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields
II Public Improvement District Neighborhood Improvement Area
5 Project, Series 2022
3.250 09/01/32 222,499
1,175,000 (c) Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields
II Public Improvement District Neighborhood Improvement Area
5 Project, Series 2022
3.500 09/01/42 967,440
150,000 (c) Celina, Texas, Special Assessment Revenue Bonds, The Parks
at Wilson Creek Public Improvement District Initial Major
Improvement Project, Series 2021
3.500 09/01/26 147,597
500,000 (c) Celina, Texas, Special Assessment Revenue Bonds, The Parks
at Wilson Creek Public Improvement District Initial Major
Improvement Project, Series 2021
4.000 09/01/31 480,963
125,000 (c) Celina, Texas, Special Assessment Revenue Bonds, The Parks at
Wilson Creek Public Improvement District Phase 1 Project, Series
2021
2.750 09/01/26 121,317
400,000 (c) Celina, Texas, Special Assessment Revenue Bonds, The Parks at
Wilson Creek Public Improvement District Phase 1 Project, Series
2021
3.250 09/01/31 368,846
105,000 (c) Celina, Texas, Special Assessment Revenue Bonds, Wells North
Public Improvement District Neighborhood Improvement Area 1
Project, Series 2016
4.375 09/01/26 105,116
100,000 (c) Celina, Texas, Special Assessment Revenue Bonds, Wells North
Public Improvement District Neighborhood Improvement Area 1
Project, Series 2016
5.000 09/01/36 100,221
90,000 (c) Celina, Texas, Special Assessment Revenue Bonds, Wells South
Public Improvement District Neighborhood Improvement Area 4
Project, Series 2021
2.500 09/01/26 86,811
175,000 (c) Celina, Texas, Special Assessment Revenue Bonds, Wells South
Public Improvement District Neighborhood Improvement Area 4
Project, Series 2021
3.000 09/01/31 156,739
500,000 (c) Celina, Texas, Special Assessment Revenue Bonds, Wells South
Public Improvement District Neighborhood Improvement Area 4
Project, Series 2021
3.375 09/01/41 411,364
130,000 (c) Celina, Texas, Special Assessment Revenue Bonds, Wells South
Public Improvement District Neighborhood Improvement Area 5
Project, Series 2022
4.500 09/01/27 130,533
255,000 (c) Celina, Texas, Special Assessment Revenue Bonds, Wells South
Public Improvement District Neighborhood Improvement Area 5
Project, Series 2022
4.875 09/01/32 259,273
170,000 (c) Celina, Texas, Special Assessment Revenue Bonds, Wells South
Public Improvement District Neighborhood Improvement Area
6-7 Project, Series 2024
4.625 09/01/31 170,972

Portfolio of Investments December 31, 2024
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 475,000 (c) Celina, Texas, Special Assessment Revenue Bonds, Wells South
Public Improvement District Neighborhood Improvement Area
6-7 Project, Series 2024
5.500% 09/01/44 $ 485,932
312,000 (c) City of Midlothian, Texas, Westside Preserve Public Improvement
District Improvement Area #1 Project Special Assessment
Revenue Bonds Series 2022
4.375 09/15/27 309,787
405,000 (c) City of Midlothian, Texas, Westside Preserve Public Improvement
District Improvement Area #1 Project Special Assessment
Revenue Bonds Series 2022
4.750 09/15/32 400,547
1,050,000 (c) City of Midlothian, Texas, Westside Preserve Public Improvement
District Improvement Area #1 Project Special Assessment
Revenue Bonds Series 2022
5.250 09/15/42 1,033,886
271,000 (c) City Of Midlothian, Texas, Westside Preserve Public Improvement
Major Improvement Area Project Special Assessment Revenue
Bonds Series 2022
5.125 09/15/27 269,766
310,000 (c) City Of Midlothian, Texas, Westside Preserve Public Improvement
Major Improvement Area Project Special Assessment Revenue
Bonds Series 2022
5.500 09/15/32 308,587
750,000 (c) City Of Midlothian, Texas, Westside Preserve Public Improvement
Major Improvement Area Project Special Assessment Revenue
Bonds Series 2022
6.000 09/15/42 759,840
600,000 City of Shenandoah, Montgomery County, Texas, Special
Assessment Revenue Bonds, Metropark Public Improvement
District, Series 2018
5.000 09/01/28 606,377
3,755,000 Clifton Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Uplift Education Charter School, Series 2015A
5.000 12/01/45 3,756,597
6,400,000 (c) Clifton Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Valor Education Foundation, Series 2023A
5.750 06/15/38 6,530,954
5,000,000 (c) Clifton Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Valor Education Foundation, Series 2023A
6.000 06/15/43 5,069,105
325,000 (c) Clifton Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Valor Education Foundation, Series 2024A
5.000 06/15/34 320,662
275,000 (c) Clifton Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Valor Education Foundation, Series 2024A
5.750 06/15/44 273,716
370,000 Club Municipal Management District 1, Texas, Special
Assessment Revenue Bonds, Improvement Area 1 Project, Series
2016
5.750 09/01/28 377,536
106,000 (c) Club Municipal Management District 1, Texas, Special
Assessment Revenue Bonds, Improvement Area 2 Project, Series
2021
2.500 09/01/26 101,943
475,000 (c) Club Municipal Management District 1, Texas, Special
Assessment Revenue Bonds, Improvement Area 2 Project, Series
2021
3.000 09/01/31 425,465
1,050,000 (c) Club Municipal Management District 1, Texas, Special
Assessment Revenue Bonds, Improvement Area 2 Project, Series
2021
3.250 09/01/41 823,917
500,000 (c) Club Municipal Management District 1, Texas, Special
Assessment Revenue Bonds, Improvement Area 3 Project, Series
2024
4.375 09/01/31 498,100
1,050,000 (c) Club Municipal Management District 1, Texas, Special
Assessment Revenue Bonds, Improvement Area 3 Project, Series
2024
5.100 09/01/44 1,039,415
100,000 Comal County Meyer Ranch Municipal Utility District, Texas,
General Obligation Bonds,  Road Series 2021
2.250 08/15/29 89,203
105,000 Comal County Meyer Ranch Municipal Utility District, Texas,
General Obligation Bonds,  Road Series 2021
2.250 08/15/30 91,491
105,000 Comal County Meyer Ranch Municipal Utility District, Texas,
General Obligation Bonds,  Road Series 2021
2.375 08/15/31 90,407
225,000 Comal County Meyer Ranch Municipal Utility District, Texas,
General Obligation Bonds,  Road Series 2021
2.500 08/15/33 187,517
240,000 Comal County Meyer Ranch Municipal Utility District, Texas,
General Obligation Bonds,  Road Series 2021
2.500 08/15/35 191,560
255,000 Comal County Meyer Ranch Municipal Utility District, Texas,
General Obligation Bonds,  Road Series 2021
2.500 08/15/37 195,584

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 565,000 Comal County Meyer Ranch Municipal Utility District, Texas,
General Obligation Bonds,  Road Series 2021
2.750% 08/15/41 $ 413,537
145,000 Comal County, Texas, Special Assessment Revenue Bonds,
Crossings Public Improvement District, Series 2017
4.000 09/01/27 143,684
650,000 Conroe Local Government Corporation, Texas, Hotel Revenue
and Contract Revenue Bonds, Subordinate Third Lien Series
2021C
4.000 10/01/41 628,447
700,000 Conroe Local Government Corporation, Texas, Hotel Revenue
and Contract Revenue Bonds, Subordinate Third Lien Series
2021C
4.000 10/01/46 649,045
1,050,000 Conroe Local Government Corporation, Texas, Hotel Revenue
Bonds, Conroe Convention Center Hotel, First-Lien Series 2021A
2.500 10/01/31 896,831
2,135,000 Conroe Local Government Corporation, Texas, Hotel Revenue
Bonds, Conroe Convention Center Hotel, Second-Lien Series
2021B
3.500 10/01/31 1,760,641
6,545,000 Conroe Local Government Corporation, Texas, Hotel Revenue
Bonds, Conroe Convention Center Hotel, Second-Lien Series
2021B
5.000 10/01/50 5,160,729
700,000 (c) Corpus Christi, Nueces, Aransas, San Patricio, ad Kleberg
Counties, Texas, Special Assessment Revenue Bonds, Whitecap
Public Improvement District 1 Improvement Area 1 Project Series
2024
5.375 09/15/31 703,853
100,000 (c) Crandall, Kaufman County, Texas, Special Assessment Revenue
Bonds, Cartwright Ranch Public Improvement District Major
Improvement Area Project, Series 2021
4.125 09/15/26 99,295
260,000 (c) Crandall, Kaufman County, Texas, Special Assessment Revenue
Bonds, Cartwright Ranch Public Improvement District Major
Improvement Area Project, Series 2021
4.750 09/15/31 260,283
221,000 (c) Crandall, Kaufman County, Texas, Special Assessment Revenue
Bonds, Crandall Carwright Ranch Public Improvement District
Improvement Area 1 Project, Series 2021
3.375 09/15/26 216,871
205,000 (c) Crandall, Kaufman County, Texas, Special Assessment Revenue
Bonds, Crandall Carwright Ranch Public Improvement District
Improvement Area 1 Project, Series 2021
4.000 09/15/31 201,408
385,000 (c) Crandall, Kaufman County, Texas, Special Assessment Revenue
Bonds, River Ridge Public Improvement District Improvement
Area 1 Project, Series 2022
5.375 09/15/27 389,807
530,000 (c) Crandall, Kaufman County, Texas, Special Assessment Revenue
Bonds, River Ridge Public Improvement District Improvement
Area 1 Project, Series 2022
5.500 09/15/32 550,700
249,000 (c) Crandall, Kaufman County, Texas, Special Assessment Revenue
Bonds, River Ridge Public Improvement District Single Family
Residential, Major Improvement Area Project, Series 2022
6.125 09/15/32 261,543
615,000 (c) Denton County, Texas, Special Assessment Revenue Bonds,
Tabor Ranch Public Improvement District Improvement Area 1
Project, Senior Lien Series 2024A
4.625 12/31/31 614,144
1,250,000 (c) Denton County, Texas, Special Assessment Revenue Bonds,
Tabor Ranch Public Improvement District Improvement Area 1
Project, Senior Lien Series 2024A
5.250 12/31/44 1,233,876
350,000 (c) Dorchester, Texas, Special Assessment Revenue Bonds,
Cottonwood Public Improvement District Improvement Area 1
Project Series 2024
5.250 09/15/31 345,643
225,000 East Fort Bend County Development Authority, Texas, Contract
Revenue Bonds, Water Sewer and Drain Facilities, Series 2022
5.000 09/01/25 225,537
235,000 East Fort Bend County Development Authority, Texas, Contract
Revenue Bonds, Water Sewer and Drain Facilities, Series 2022
5.000 09/01/26 236,459
245,000 East Fort Bend County Development Authority, Texas, Contract
Revenue Bonds, Water Sewer and Drain Facilities, Series 2022
5.000 09/01/27 247,074
255,000 East Fort Bend County Development Authority, Texas, Contract
Revenue Bonds, Water Sewer and Drain Facilities, Series 2022
5.000 09/01/28 257,346
265,000 East Fort Bend County Development Authority, Texas, Contract
Revenue Bonds, Water Sewer and Drain Facilities, Series 2022
5.000 09/01/29 266,757
280,000 East Fort Bend County Development Authority, Texas, Contract
Revenue Bonds, Water Sewer and Drain Facilities, Series 2022
5.000 09/01/30 281,462

Portfolio of Investments December 31, 2024
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 290,000 East Fort Bend County Development Authority, Texas, Contract
Revenue Bonds, Water Sewer and Drain Facilities, Series 2022
5.000% 09/01/31 $ 291,646
305,000 East Fort Bend County Development Authority, Texas, Contract
Revenue Bonds, Water Sewer and Drain Facilities, Series 2022
5.000 09/01/32 306,436
400,000 (c) Fate City, Rockwall County, Texas, Special Assessment Revenue
Bonds, Williamsburg East Public Improvement District
Improvement Area 2 Project, Series 2022
4.875 08/15/27 400,380
778,000 (c) Fate City, Rockwall County, Texas, Special Assessment Revenue
Bonds, Williamsburg East Public Improvement District
Improvement Area 2 Project, Series 2022
5.250 08/15/32 788,800
1,630,000 (c) Fate City, Rockwall County, Texas, Special Assessment Revenue
Bonds, Williamsburg East Public Improvement District
Improvement Area 2 Project, Series 2022
5.875 08/15/42 1,650,274
571,000 (c) Fate, Rockwall County, Texas, Special Assessment Revenue
Bonds, Monterra Public Improvement District Improvement Area
2, Series 2024
4.500 08/15/31 564,597
1,000,000 (c) Fate, Rockwall County, Texas, Special Assessment Revenue
Bonds, Monterra Public Improvement District Improvement Area
2, Series 2024
5.375 08/15/44 998,141
184,000 (c) Fate, Rockwall County, Texas, Special Assessment Revenue
Bonds, Williamsburg Public Improvement District 1 Phase 2A &
3A2, Series 2022
3.750 08/15/27 181,087
587,000 (c) Fate, Rockwall County, Texas, Special Assessment Revenue
Bonds, Williamsburg Public Improvement District 1 Phase 2A &
3A2, Series 2022
4.000 08/15/32 563,205
510,000 (c) Fate, Rockwall County, Texas, Special Assessment Revenue
Bonds, Williamsburg Public Improvement District 1 Phase 2B, 2C
& 3A1, Series 2019
3.500 08/15/29 486,827
110,000 (c) Fate, Rockwall County, Texas, Special Assessment Revenue
Bonds, Williamsburg Public Improvement District 1 Phase 2B, 2C
& 3A1, Series 2019
4.000 08/15/39 99,894
325,000 (c) Flower Mound, Texas, Special Assessment Revenue Bonds, River
Walk Public Improvement District 1, Refunding Series 2021
2.625 09/01/26 315,550
1,320,000 (c) Flower Mound, Texas, Special Assessment Revenue Bonds, River
Walk Public Improvement District 1, Refunding Series 2021
3.250 09/01/31 1,231,426
690,000 Fort Worth, Tarrant, Denton, Parker, Johnson, and Wise Counties,
Texas, Special Assessment Revenue Bonds, Public Improvement
District 16, Walsh Ranch/Quail Valley, Improvement Area 1-3
Project Series 2024 - BAM Insured
4.000 09/01/36 693,257
1,070,000 Fort Worth, Tarrant, Denton, Parker, Johnson, and Wise Counties,
Texas, Special Assessment Revenue Bonds, Public Improvement
District 16, Walsh Ranch/Quail Valley, Improvement Area 1-3
Project Series 2024 - BAM Insured
4.125 09/01/39 1,070,318
1,170,000 Fort Worth, Tarrant, Denton, Parker, Johnson, and Wise Counties,
Texas, Special Assessment Revenue Bonds, Public Improvement
District 16, Walsh Ranch/Quail Valley, Improvement Area 1-3
Project Series 2024 - BAM Insured
4.250 09/01/41 1,174,725
352,000 (c) Georgetown, Texas, Special Assessment Revenue Bonds, Parks at
Westhaven Public Improvement District Project, Series 2022
3.625 09/15/27 344,215
415,000 (c) Georgetown, Texas, Special Assessment Revenue Bonds, Parks at
Westhaven Public Improvement District Project, Series 2022
3.875 09/15/32 390,262
1,250,000 (c) Georgetown, Texas, Special Assessment Revenue Bonds, Parks at
Westhaven Public Improvement District Project, Series 2022
4.125 09/15/42 1,127,228
21,360,000 Greater Texas Cultural Educational Facilities Finance Corporation,
Texas, Revenue Bonds, Biomedical Research Institute Series
2024A
5.250 06/01/49 22,255,313
785,000 Gulf Coast Industrial Development Authority, Texas, Solid Waste
Disposal Revenue Bonds, Citgo Petroleum Corporation Project,
Series 1998, (AMT)
8.000 04/01/28 785,950
310,000 Hackberry, Texas, Combination Special Assessment and Contract
Revenue Road and Utility Bonds, Hidden Cove Improvement
District 2, Series 2017
4.000 09/01/25 309,884

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 335,000 Hackberry, Texas, Combination Special Assessment and Contract
Revenue Road and Utility Bonds, Hidden Cove Improvement
District 2, Series 2017
4.000% 09/01/27 $ 335,271
360,000 Hackberry, Texas, Special Assessment Revenue Bonds, Hackberry
Public Improvement District 3 Phase 13-16 Project, Refunding &
Improvement Series 2017
4.500 09/01/27 361,953
450,000 Hackberry, Texas, Special Assessment Revenue Bonds, Rivendale
by the Lake Public Improvement District 2 Phases 4-6, Series
2017
4.125 09/01/27 449,892
1,155,000 Harris County Cultural Education Facilities Finance Corporation,
Texas, Revenue Refunding Bonds, Young Men's Christian
Association of the Greater Houston Area, Series 2013A
5.000 06/01/28 1,154,931
100,000 Harris County Municipal Utility District 213A, Texas, General
Obligation Bonds, Series 2021
2.000 04/01/27 93,046
100,000 Harris County Municipal Utility District 213A, Texas, General
Obligation Bonds, Series 2021
2.000 04/01/28 90,329
100,000 Harris County Municipal Utility District 213A, Texas, General
Obligation Bonds, Series 2021
2.250 04/01/29 88,612
100,000 Harris County Municipal Utility District 213A, Texas, General
Obligation Bonds, Series 2021
2.250 04/01/30 86,616
100,000 Harris County Municipal Utility District 213A, Texas, General
Obligation Bonds, Series 2021
2.375 04/01/31 85,132
250,000 Harris County Municipal Utility District 213A, Texas, General
Obligation Bonds, Series 2021
2.500 04/01/33 205,071
250,000 Harris County Municipal Utility District 213A, Texas, General
Obligation Bonds, Series 2021
2.500 04/01/35 193,451
300,000 Harris County Municipal Utility District 213A, Texas, General
Obligation Bonds, Series 2021
2.500 04/01/37 220,408
300,000 Harris County Municipal Utility District 213A, Texas, General
Obligation Bonds, Series 2021
2.750 04/01/39 212,719
325,000 Harris County Municipal Utility District 213A, Texas, General
Obligation Bonds, Series 2021
3.000 04/01/41 234,946
435,000 (c) Haslett, Texas, Special Assessment Revenue Bonds, Haslet Public
Improvement District 5 Improvement Area 1 Project, Series 2019
3.625 09/01/29 415,969
150,000 (c) Haslett, Texas, Special Assessment Revenue Bonds, Haslet Public
Improvement District 5 Improvement Area 1 Project, Series 2019
4.125 09/01/39 137,357
910,000 Hays County, Texas, Special Assessment Revenue Bonds, La Cima
Public Improvement District Major Public Improvement Project,
Series 2015
6.250 09/15/27 914,457
3,360,000 Hemphill County Hospital District, Texas, General Obligation
Bonds, Series 2019
5.250 02/01/32 3,389,811
385,000 (c) Heritage Public Improvement District 2, Dripping Springs, Texas,
Special Assessment Revenue Bonds, Series 2023
4.250 09/01/31 379,697
650,000 (c) Heritage Public Improvement District 2, Dripping Springs, Texas,
Special Assessment Revenue Bonds, Series 2023
5.000 09/01/44 636,276
1,250,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, Continental Airlines Inc. - Terminal Improvement Project,
Refunding Series 2011, (AMT)
6.500 07/15/30 1,262,072
2,000,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, Continental Airlines Inc. - Terminal Improvement Project,
Refunding Series 2011, (AMT)
6.625 07/15/38 2,019,315
240,000 Houston, Texas, Airport System Special Facilities Revenue Bonds,
United Airlines Inc. Terminal Improvement Project, Refunding
Series 2015B-1, (AMT)
5.000 07/15/35 240,485
3,000,000 Houston, Texas, Airport System Special Facilities Revenue Bonds,
United Airlines, Inc. Terminal E Project, Series 2021B-1, (AMT)
4.000 07/15/41 2,793,111
14,045,000 Houston, Texas, Airport System Special Facilities Revenue Bonds,
United Airlines, Inc. Terminal Improvements Project, Series
2024B, (AMT)
5.250 07/15/33 14,713,539
20,000,000 Houston, Texas, Airport System Special Facilities Revenue Bonds,
United Airlines, Inc. Terminal Improvements Project, Series
2024B, (AMT)
5.250 07/15/34 20,962,586

Portfolio of Investments December 31, 2024
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 7,525,000 Houston, Texas, Airport System Special Facilities Revenue Bonds,
United Airlines, Inc. Terminal Improvements Project, Series
2024B, (AMT)
5.500% 07/15/35 $ 7,995,146
6,425,000 Houston, Texas, Airport System Special Facilities Revenue Bonds,
United Airlines, Inc. Terminal Improvements Project, Series
2024B, (AMT)
5.500 07/15/36 6,816,268
3,395,000 Houston, Texas, Airport System Special Facilities Revenue Bonds,
United Airlines, Inc. Terminal Improvements Project, Series
2024B, (AMT)
5.500 07/15/37 3,596,393
3,900,000 Houston, Texas, Airport System Special Facilities Revenue Bonds,
United Airlines, Inc. Terminal Improvements Project, Series
2024B, (AMT)
5.500 07/15/38 4,125,210
1,070,000 Houston, Texas, Airport System Special Facilities Revenue Bonds,
United Airlines, Inc. Terminal Improvements Project, Series
2024B, (AMT)
5.500 07/15/39 1,130,107
159,000 (c) Hutto, Williams County Texas, Special Assessment Revenue
Bonds, Cottonwood Creek Public Improvement Area 1 Project
Series 2021
2.500 09/01/26 153,317
400,000 (c) Hutto, Williams County Texas, Special Assessment Revenue
Bonds, Cottonwood Creek Public Improvement Area 1 Project
Series 2021
3.125 09/01/31 367,616
1,100,000 (c) Hutto, Williams County Texas, Special Assessment Revenue
Bonds, Cottonwood Creek Public Improvement Area 1 Project
Series 2021
3.500 09/01/41 915,648
100,000 (c) Hutto, Williams County Texas, Special Assessment Revenue
Bonds, Durango Farms Public Improvement Project Series 2021
2.750 09/01/26 96,786
400,000 (c) Hutto, Williams County Texas, Special Assessment Revenue
Bonds, Durango Farms Public Improvement Project Series 2021
3.500 09/01/31 370,008
1,165,000 (c) Hutto, Williams County Texas, Special Assessment Revenue
Bonds, Durango Farms Public Improvement Project Series 2021
3.875 09/01/41 1,014,988
216,000 (c) Hutto, Williams County Texas, Special Assessment Revenue
Bonds, Emory Crossing, Public Improvement Area 1 Project
Series 2021
2.625 09/01/26 208,919
210,000 (c) Hutto, Williams County Texas, Special Assessment Revenue
Bonds, Emory Crossing, Public Improvement Area 1 Project
Series 2021
3.250 09/01/31 191,719
550,000 (c) Hutto, Williams County Texas, Special Assessment Revenue
Bonds, Emory Crossing, Public Improvement Area 1 Project
Series 2021
3.625 09/01/41 460,953
210,000 (c) Hutto, Williams County Texas, Special Assessment Revenue
Bonds, Emory Crossing, Public Improvement Area 2 Project
Series 2023
4.500 09/01/30 212,201
870,000 (c) Hutto, Williams County Texas, Special Assessment Revenue
Bonds, Emory Crossing, Public Improvement Area 2 Project
Series 2023
5.250 09/01/43 885,812
100,000 Intercontinental Crossing Municipal Utility District, Harris County,
Texas, General Obligation Bonds, Series 2021
4.000 09/01/25 99,994
105,000 Intercontinental Crossing Municipal Utility District, Harris County,
Texas, General Obligation Bonds, Series 2021
4.000 09/01/26 105,156
110,000 Intercontinental Crossing Municipal Utility District, Harris County,
Texas, General Obligation Bonds, Series 2021
2.000 09/01/27 101,300
115,000 Intercontinental Crossing Municipal Utility District, Harris County,
Texas, General Obligation Bonds, Series 2021
2.000 09/01/28 102,819
115,000 Intercontinental Crossing Municipal Utility District, Harris County,
Texas, General Obligation Bonds, Series 2021
2.250 09/01/29 101,399
120,000 Intercontinental Crossing Municipal Utility District, Harris County,
Texas, General Obligation Bonds, Series 2021
2.250 09/01/30 103,711
125,000 Intercontinental Crossing Municipal Utility District, Harris County,
Texas, General Obligation Bonds, Series 2021
2.375 09/01/31 106,211
450,000 (c) Joshua Farms Municipal Management District 1, Johnson
County, Texas, Special Assessment Revenue Bonds, Improvement
Areas 1-2 Project Series 2023
4.375 09/01/30 450,395

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 1,600,000 (c) Joshua Farms Municipal Management District 1, Johnson
County, Texas, Special Assessment Revenue Bonds, Improvement
Areas 1-2 Project Series 2023
5.250% 09/01/43 $ 1,620,015
375,000 (c) Justin, Denton County, Texas, Special Assessment Revenue
Bonds, Timberbrook Public Improvement District 1 Improvement
Area 2 Project, Series 2018
2.500 09/01/26 364,158
485,000 (c) Justin, Denton County, Texas, Special Assessment Revenue
Bonds, Timberbrook Public Improvement District 1 Improvement
Area 2 Project, Series 2018
3.000 09/01/31 441,907
203,000 Kaufman,Texas, Special Assessment Revenue Bonds, Kaufman
Public Improvement District 1 Phase 2A-2B Project, Series 2021
5.125 09/15/28 204,532
730,000 Kaufman,Texas, Special Assessment Revenue Bonds, Kaufman
Public Improvement District 1 Phase 2A-2B Project, Series 2021
5.625 09/15/42 739,952
254,000 (c) Kyle, Texas, Special Assessment Revenue Bonds, 6 Creeks Public
Improvement District Improvement Area 3 Project, Series 2021
2.750 09/01/26 248,900
680,000 (c) Kyle, Texas, Special Assessment Revenue Bonds, Limestone
Creek Public Improvement District Improvement Area 1 Project,
Series 2023
5.500 09/01/43 687,626
560,000 (c) Kyle, Texas, Special Assessment Revenue Bonds, Limestone
Creek Public Improvement District Improvement Area 1 Project,
Series 2024B
5.500 09/01/44 565,651
389,000 (c) Kyle, Texas, Special Assessment Revenue Bonds, Plum Creek
North  Public Improvement District Major Improvement Area 1
Project, Series 2022
3.625 09/01/27 380,400
505,000 (c) Kyle, Texas, Special Assessment Revenue Bonds, Plum Creek
North  Public Improvement District Major Improvement Area 1
Project, Series 2022
3.875 09/01/32 478,838
1,250,000 (c) Kyle, Texas, Special Assessment Revenue Bonds, Plum Creek
North  Public Improvement District Major Improvement Area 1
Project, Series 2022
4.125 09/01/41 1,126,045
120,000 (c) Kyle, Texas, Special Assessment Revenue Bonds, Plum Creek
North  Public Improvement District Major Improvement Project,
Series 2022
4.125 09/01/27 119,671
225,000 (c) Kyle, Texas, Special Assessment Revenue Bonds, Plum Creek
North  Public Improvement District Major Improvement Project,
Series 2022
4.375 09/01/32 223,332
2,000,000 (c) Kyle, Texas, Special Assessment Revenue Bonds, Porter County
Public Improvement District Improvement Area 1 Project, Series
2023
5.750 09/01/43 2,018,082
255,000 (c) Kyle, Texas, Special Assessment Revenue Bonds, Southwest
Kyle Public Improvement District 1 Improvement Area 1 Project,
Series 2019
4.250 09/01/29 254,540
235,000 (c) Kyle, Texas, Special Assessment Revenue Bonds, Southwest
Kyle Public Improvement District 1 Improvement Area 2 Project,
Series 2023
5.750 09/01/30 239,708
320,000 Kyle, Texas, Special Assessment Revenue Bonds, Southwest Kyle
Public Improvement District, Series 2022
4.375 09/01/27 320,948
535,000 Kyle, Texas, Special Assessment Revenue Bonds, Southwest Kyle
Public Improvement District, Series 2022
4.750 09/01/32 539,332
16,600,000 (c) Lakeside Place Public Facility Corporation, Texas, Multifamily
Housing Revenue Bonds, Torrey Chase Apartments, Series 2021
3.480 12/15/39 12,573,531
300,000 (c) Lavon, Texas, Special Assessment Revenue Bonds, Elevon Public
Improvement District Improvement Area 1 Project, Series 2022
3.500 09/15/27 294,162
1,000,000 (c) Lavon, Texas, Special Assessment Revenue Bonds, Elevon Public
Improvement District Improvement Area 1 Project, Series 2022
3.875 09/15/32 959,457
3,000,000 (c) Lavon, Texas, Special Assessment Revenue Bonds, Elevon Public
Improvement District Improvement Area 1 Project, Series 2022
4.000 09/15/42 2,690,961
250,000 (c) Lavon, Texas, Special Assessment Revenue Bonds, Elevon Public
Improvement District Improvement Area 1 Project, Series 2024
4.250 09/15/31 251,842
300,000 Lavon, Texas, Special Assessment Revenue Bonds, Elevon Public
Improvement District Improvement Area 2A-2B Project, Series
2024
4.375 09/15/31 298,642

Portfolio of Investments December 31, 2024
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 650,000 Lavon, Texas, Special Assessment Revenue Bonds, Elevon Public
Improvement District Improvement Area 2A-2B Project, Series
2024
5.125% 09/15/44 $ 646,080
365,000 (c) Lavon, Texas, Special Assessment Revenue Bonds, Lakepointe
Public Improvement District Area 1 Project, Series 2019
3.750 09/15/29 349,258
200,000 (c) Lavon, Texas, Special Assessment Revenue Bonds, Lakepointe
Public Improvement District Areas 2-3 Project, Series 2022
5.250 09/15/28 202,040
1,500,000 (c) Lavon, Texas, Special Assessment Revenue Bonds, Lakepointe
Public Improvement District Areas 2-3 Project, Series 2022
5.875 09/15/42 1,583,437
255,000 (c) Lavon, Texas, Special Assessment Revenue Bonds, Lakepointe
Public Improvement District Major Improvement Area Project,
Series 2019
4.375 09/15/29 252,746
4,000,000 Leander Independent School District, Williamson and Travis
Counties, Texas, General Obligation Bonds, Refunding Series
2015A
5.000 08/15/39 4,028,824
675,000 (c) Leander, Texas, Special Assessment Revenue Bonds, Deerbrooke
Public Improvement District Southern Improvement Area Project,
Series 2017
4.125 09/01/28 666,462
105,000 (c) Leander, Texas, Special Assessment Revenue Bonds, Deerbrooke
Public Improvement District Southern Improvement Area Project,
Series 2017
4.750 09/01/37 101,378
457,000 (c) Liberty Hill, Williamson County, Texas, Special Assessment
Revenue Bonds, Butler Farms Public Improvement District
Improvement Areas 1 & 2 Project, Series 2022
2.625 09/01/27 439,662
750,000 (c) Liberty Hill, Williamson County, Texas, Special Assessment
Revenue Bonds, Butler Farms Public Improvement District
Improvement Areas 1 & 2 Project, Series 2022
3.125 09/01/32 693,434
2,200,000 (c) Liberty Hill, Williamson County, Texas, Special Assessment
Revenue Bonds, Butler Farms Public Improvement District
Improvement Areas 1 & 2 Project, Series 2022
3.375 09/01/42 1,810,321
145,000 (c) Liberty Hill, Williamson County, Texas, Special Assessment
Revenue Bonds, Butler Farms Public Improvement District Major
Improvement Area Project, Series 2022
3.500 09/01/27 139,307
275,000 (c) Liberty Hill, Williamson County, Texas, Special Assessment
Revenue Bonds, Butler Farms Public Improvement District Major
Improvement Area Project, Series 2022
3.875 09/01/32 252,364
650,000 (c) Liberty Hill, Williamson County, Texas, Special Assessment
Revenue Bonds, Butler Farms Public Improvement District Major
Improvement Area Project, Series 2022
4.125 09/01/42 566,938
150,000 (c) Little Elm, Texas, Special Assessment Revenue Bonds, Spiritas
Ranch Public Improvement District Project, Series 2022
3.250 09/01/27 145,442
205,000 (c) Little Elm, Texas, Special Assessment Revenue Bonds, Spiritas
Ranch Public Improvement District Project, Series 2022
3.500 09/01/32 188,734
530,000 (c) Little Elm, Texas, Special Assessment Revenue Bonds, Spiritas
Ranch Public Improvement District Project, Series 2022
3.750 09/01/42 442,804
100,000 (c) Little Elm, Texas, Special Assessment Revenue Bonds, Valencia
Public Improvement District Improvement Area 3 Project, Series
2021
2.375 09/01/26 95,467
300,000 (c) Little Elm, Texas, Special Assessment Revenue Bonds, Valencia
Public Improvement District Improvement Area 3 Project, Series
2021
2.875 09/01/31 261,152
725,000 (c) Little Elm, Texas, Special Assessment Revenue Bonds, Valencia
Public Improvement District Improvement Area 3 Project, Series
2021
3.125 09/01/41 550,336
270,000 (c) Little Elm,Texas, Special Assessment Revenue Bonds, Hillstone
Pointe Public Improvement District 2 Phase 1-1A Project, Series
2017
5.250 09/01/27 275,813
150,000 (c) Little Elm,Texas, Special Assessment Revenue Bonds, Lakeside
Estates Public Improvement District 2 Project, Series 2017
4.500 09/01/27 150,974
370,000 (c) Manor, Texas, Special Assessment Revenue Bonds, Lagos Public
Improvement District Major Improvement Area Project, Series
2020
4.125 09/15/30 362,399

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 130,000 (c) Manor, Texas, Special Assessment Revenue Bonds, Manor
Heights Public Improvement District Improvement Area 1-2
Project, Series 2021
2.500% 09/15/26 $ 124,676
300,000 (c) Manor, Texas, Special Assessment Revenue Bonds, Manor
Heights Public Improvement District Improvement Area 1-2
Project, Series 2021
3.125 09/15/31 266,503
740,000 (c) Manor, Texas, Special Assessment Revenue Bonds, Manor
Heights Public Improvement District Improvement Area 1-2
Project, Series 2021
3.500 09/15/41 590,868
195,000 (c) Manor, Texas, Special Assessment Revenue Bonds, Manor
Heights Public Improvement District Major Improvement Area
Project, Series 2021
3.125 09/15/26 186,093
315,000 (c) Manor, Texas, Special Assessment Revenue Bonds, Manor
Heights Public Improvement District Major Improvement Area
Project, Series 2021
3.750 09/15/31 281,561
530,000 (c) Manor, Texas, Special Assessment Revenue Bonds, Manor
Heights Public Improvement District, Improvement Area 3, Series
2023
5.250 09/15/43 537,797
210,000 (c) Marble Falls, Burnet County, Texas, Special Assessment Revenue
Bonds, Gregg Ranch Public Improvement District Major
Improvement Area Project, Series 2019
5.000 09/01/29 211,628
210,000 (c) Marble Falls, Burnet County, Texas, Special Assessment Revenue
Bonds, Gregg Ranch Public Improvement District Neighborhood
Improvement Area 1 Project, Series 2019
4.500 09/01/29 209,186
160,000 (c) Marble Falls, Burnet County, Texas, Special Assessment Revenue
Bonds, Thunder Rock Public Improvement District Improvement
Area 1 Project, Series 2021
3.375 09/01/26 155,376
500,000 (c) Marble Falls, Burnet County, Texas, Special Assessment Revenue
Bonds, Thunder Rock Public Improvement District Improvement
Area 1 Project, Series 2021
3.875 09/01/31 462,248
100,000 (c) Marble Falls, Burnet County, Texas, Special Assessment Revenue
Bonds, Thunder Rock Public Improvement District Improvement
Area 1 Project, Series 2021
4.125 09/01/41 88,630
1,100,000 (c) Marble Falls, Burnet County, Texas, Special Assessment Revenue
Bonds, Thunder Rock Public Improvement District Improvement
Area 2A Project, Series 2024
6.375 09/01/44 1,084,524
100,000 (c) Marble Falls, Burnet County, Texas, Special Assessment Revenue
Bonds, Thunder Rock Public Improvement District Major
Improvement Area Project, Series 2021
4.125 09/01/26 98,290
200,000 (c) Marble Falls, Burnet County, Texas, Special Assessment Revenue
Bonds, Thunder Rock Public Improvement District Major
Improvement Area Project, Series 2021
4.625 09/01/31 191,078
500,000 (c) Marble Falls, Burnet County, Texas, Special Assessment Revenue
Bonds, Thunder Rock Public Improvement District Major
Improvement Area Project, Series 2021
4.875 09/01/41 453,005
1,000,000 (c) Marble Falls, Burnet County, Texas, Special Assessment Revenue
Bonds, Thunder Rock Public Improvement District Remainder
Area Project, Series 2024
7.375 09/01/44 990,977
2,550,000 Matagorda County Navigation District 1, Texas, Pollution
Control Revenue Bonds, AEP Texas Central Company Project,
Remarketing, Series 2008-1
4.000 06/01/30 2,549,887
420,000 (c) McLendon-Chisholm, Texas, Special Assessment Revenue Bonds,
Sonoma Public Improvement  District Improvement Area 2
Project, Series 2019
3.750 09/15/29 406,454
85,000 (c) McLendon-Chisholm, Texas, Special Assessment Revenue Bonds,
Sonoma Public Improvement  District Improvement Area 3
Project, Series 2021
2.625 09/15/26 81,775
240,000 (c) McLendon-Chisholm, Texas, Special Assessment Revenue Bonds,
Sonoma Public Improvement  District Improvement Area 3
Project, Series 2021
3.125 09/15/31 215,256
325,000 (c) McLendon-Chisholm, Texas, Special Assessment Revenue Bonds,
Sonoma Public Improvement  District Improvement Area 4
Project, Series 2022
5.000 09/15/27 326,069

Portfolio of Investments December 31, 2024
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 500,000 (c) McLendon-Chisholm, Texas, Special Assessment Revenue Bonds,
Sonoma Public Improvement  District Improvement Area 4
Project, Series 2022
5.375% 09/15/32 $ 506,747
45,683 (f) Mesquite Health Facilities Development Corporation, Texas,
Retirement Facility Revenue Bonds, Christian Care Centers Inc.,
Series 2014
5.000 02/15/24 457
235,000 (c) Mesquite, Texas, Special Assessment Bonds, Heartland Town
Center Public Improvement District Phase 1 Project, Series 2018
4.750 09/01/28 237,704
175,000 (c) Mesquite, Texas, Special Assessment Bonds, Heartland Town
Center Public Improvement District Phase 2 Major Improvement
Project, Series 2018
5.125 09/01/28 179,104
600,000 (c) Mesquite, Texas, Special Assessment Bonds, Iron Horse Public
Improvement District Project, Series 2019
5.250 09/15/29 608,769
323,000 (c) Mesquite, Texas, Special Assessment Bonds, Solterra Public
Improvement District Improvement Area C-1 Projects, Series
2023
4.625 09/01/30 325,073
855,000 (c) Mesquite, Texas, Special Assessment Bonds, Solterra Public
Improvement District Improvement Area C-1 Projects, Series
2023
5.375 09/01/43 875,117
250,000 (c) Mesquite, Texas, Special Assessment Revenue Bonds, Solterra
Public Improvement District Area C-3 Projects, Series 2024
4.250 09/01/31 248,404
500,000 (c) Mesquite, Texas, Special Assessment Revenue Bonds, Solterra
Public Improvement District Area C-3 Projects, Series 2024
5.000 09/01/44 496,763
900,000 (c) Mesquite, Texas, Special Assessment Revenue Bonds, Solterra
Public Improvement District Improvement Area A-1 Projects,
Series 2023
4.750 09/01/30 904,192
1,300,000 (c) Mesquite, Texas, Special Assessment Revenue Bonds, Solterra
Public Improvement District Improvement Area A-1 Projects,
Series 2023
5.500 09/01/43 1,343,726
290,000 (c) Midlothian, Texas, Special Assessment Revenue Bonds, Redden
Farms Public Improvement District Improvement Areas 1-2
Project, Series 2021
2.875 09/15/26 280,199
410,000 (c) Midlothian, Texas, Special Assessment Revenue Bonds, Redden
Farms Public Improvement District Improvement Areas 1-2
Project, Series 2021
3.500 09/15/31 375,173
1,105,000 (c) Midlothian, Texas, Special Assessment Revenue Bonds, Redden
Farms Public Improvement District Improvement Areas 1-2
Project, Series 2021
3.875 09/15/41 936,494
235,000 (c) Midlothian, Texas, Special Assessment Revenue Bonds, Redden
Farms Public Improvement District Major Improvement Area
Project, Series 2021
4.125 09/15/31 232,038
110,000 Missouri City Management District 1, Fort Bend County, Texas,
General Obligation  Bonds, Road Series 2021
2.000 09/01/25 108,288
115,000 Missouri City Management District 1, Fort Bend County, Texas,
General Obligation  Bonds, Road Series 2021
2.000 09/01/26 110,768
120,000 Missouri City Management District 1, Fort Bend County, Texas,
General Obligation  Bonds, Road Series 2021
2.000 09/01/27 113,074
125,000 Missouri City Management District 1, Fort Bend County, Texas,
General Obligation  Bonds, Road Series 2021
2.000 09/01/28 115,500
130,000 Missouri City Management District 1, Fort Bend County, Texas,
General Obligation  Bonds, Road Series 2021
2.000 09/01/29 117,593
135,000 Missouri City Management District 1, Fort Bend County, Texas,
General Obligation  Bonds, Road Series 2021
2.250 09/01/30 121,273
140,000 Missouri City Management District 1, Fort Bend County, Texas,
General Obligation  Bonds, Road Series 2021
2.250 09/01/31 123,391
295,000 Missouri City Management District 1, Fort Bend County, Texas,
General Obligation  Bonds, Road Series 2021
2.250 09/01/33 249,993
315,000 Missouri City Management District 1, Fort Bend County, Texas,
General Obligation  Bonds, Road Series 2021
2.375 09/01/35 258,978
340,000 Missouri City Management District 1, Fort Bend County, Texas,
General Obligation  Bonds, Road Series 2021
2.500 09/01/37 271,573
365,000 Missouri City Management District 1, Fort Bend County, Texas,
General Obligation  Bonds, Road Series 2021
2.500 09/01/39 275,708

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 395,000 Missouri City Management District 1, Fort Bend County, Texas,
General Obligation  Bonds, Road Series 2021
2.750% 09/01/41 $ 296,466
283,000 (c) Mustang Ridge, Travis and Caldwell Counties, Texas, Special
Assessment Revenue Bonds, Durango Public Improvement
District Improvement Area 1 Series 2023
5.250 09/01/30 286,278
730,000 (c) Mustang Ridge, Travis and Caldwell Counties, Texas, Special
Assessment Revenue Bonds, Durango Public Improvement
District Improvement Area 1 Series 2023
6.125 09/01/43 748,743
203,000 (c) New Braunfels, Comal and Guadalupe Counties, Texas, Special
Assessment Revenue Bonds, Solms Landing Public Improvement
District Improvement Area 1 Project, Series 2021
3.625 09/01/26 197,023
350,000 (c) New Braunfels, Comal and Guadalupe Counties, Texas, Special
Assessment Revenue Bonds, Solms Landing Public Improvement
District Improvement Area 1 Project, Series 2021
4.250 09/01/31 329,560
635,000 (c) New Hope Cultural Education Facilities Finance Corporation,
Texas, Education Revenue Bonds, Beta Academy, Series 2018A
5.125 08/15/29 635,217
385,000 (c) New Hope Cultural Education Facilities Finance Corporation,
Texas, Education Revenue Bonds, Beta Academy, Series 2019A
3.375 08/15/29 362,496
80,000 (c) New Hope Cultural Education Facilities Finance Corporation,
Texas, Education Revenue Bonds, Beta Academy, Series 2019A
5.000 08/15/39 79,993
670,000 (c) New Hope Cultural Education Facilities Finance Corporation,
Texas, Education Revenue Bonds, Beta Academy, Series 2019A
5.000 08/15/49 639,839
1,370,000 (c) New Hope Cultural Education Facilities Finance Corporation,
Texas, Education Revenue Bonds, Southwest Preparatory School,
Series 2020A
3.000 08/15/30 1,263,774
330,000 (f) New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Buckingham Senior
Living Community, Inc. Project, Series 2021A-1
7.500 11/15/37 264,207
2,135,000 (f) New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Buckingham Senior
Living Community, Inc. Project, Series 2021A-2
7.500 11/15/36 1,759,971
20,741,055 (f) New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Buckingham Senior
Living Community, Inc. Project, Series 2021B
5.625 11/15/61 7,554,996
10,950,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Senior Living Revenue Bonds, Sanctuary LTC LLC Project,
Series 2021A-1
6.500 01/01/31 10,714,765
7,725,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Senior Living Revenue Bonds, Sanctuary LTC LLC Project,
Series 2021A-1
5.000 01/01/32 7,760,729
43,655,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Senior Living Revenue Bonds, Sanctuary LTC LLC Project,
Series 2021A-1
5.250 01/01/42 42,884,908
20,500,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Senior Living Revenue Bonds, Sanctuary LTC LLC Project,
Series 2021A-1
5.500 01/01/57 19,667,263
355,000 (g) New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing
Corpus Christi II, L.L.C.-Texas A&M University-Corpus Christi
Project, Series 2016A, (Pre-refunded 4/01/26)
5.000 04/01/36 363,236
2,350,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing
Foundation - College Station I LLC - Texas A&M University Project,
Series 2014A
5.000 04/01/29 2,351,175
480,000 (f) New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, NCCD - College Station
Properties LLC - Texas A&M University Project,  Series 2015A
5.000 07/01/24 480,000
14,500,000 (f) New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, NCCD - College Station
Properties LLC - Texas A&M University Project,  Series 2015A
5.000 07/01/30 14,500,000
9,000,000 (f) New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, NCCD - College Station
Properties LLC - Texas A&M University Project,  Series 2015A
5.000 07/01/47 9,000,000

Portfolio of Investments December 31, 2024
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 280,000 North Hays County Municipal Utility District 1, Texas, General
Obligation Bonds, Unlimited Tax Series 2021 - BAM Insured
2.250% 08/15/34 $ 219,520
450,000 North Hays County Municipal Utility District 1, Texas, General
Obligation Bonds, Unlimited Tax Series 2021 - BAM Insured
2.250 08/15/35 343,204
480,000 North Hays County Municipal Utility District 1, Texas, General
Obligation Bonds, Unlimited Tax Series 2021 - BAM Insured
2.250 08/15/37 349,464
995,000 North Hays County Municipal Utility District 1, Texas, General
Obligation Bonds, Unlimited Tax Series 2021 - BAM Insured
2.500 08/15/39 713,821
1,040,000 North Hays County Municipal Utility District 1, Texas, General
Obligation Bonds, Unlimited Tax Series 2021 - BAM Insured
2.500 08/15/41 713,999
1,315,000 North Hays County Municipal Utility District 1, Texas, General
Obligation Bonds, Unlimited Tax Series 2021 - BAM Insured
2.500 08/15/44 850,161
805,000 North Hays County Municipal Utility District 1, Texas, General
Obligation Bonds, Unlimited Tax Series 2021 - BAM Insured
2.625 08/15/47 507,330
200,000 (c) North Parkway Municipal Management District 1, Celina, Texas,
Contract Revenue Bonds, Legacy Hills Public Improvement
District Phase 1A-1B Improvements, Series 2021
3.000 09/15/26 195,404
800,000 (c) North Parkway Municipal Management District 1, Celina, Texas,
Contract Revenue Bonds, Legacy Hills Public Improvement
District Phase 1A-1B Improvements, Series 2021
3.625 09/15/31 747,367
650,000 (c) North Parkway Municipal Management District 1, Celina, Texas,
Contract Revenue Bonds, Legacy Hills Public Improvement
District Phase 1A-1B Improvements, Series 2021
4.000 09/15/41 570,783
7,000,000 (c) North Parkway Municipal Management District 1, Celina, Texas,
Special Assessment Revenue Bonds, Major Improvements
Project, Series 2021
4.750 09/15/41 6,694,741
85,000 (c) North Richland Hills, Texas, Special Assessment Revenue Bonds,
City Point Public Improvement District Zone A Project, Series
2019
4.875 09/01/25 84,953
265,000 (c) North Richland Hills, Texas, Special Assessment Revenue Bonds,
City Point Public Improvement District Zone A Project, Series
2019
5.250 09/01/30 265,657
110,000 (c) North Richland Hills, Texas, Special Assessment Revenue Bonds,
City Point Public Improvement District Zone B Project, Series
2019
4.500 09/01/25 109,922
351,000 (c) North Richland Hills, Texas, Special Assessment Revenue Bonds,
City Point Public Improvement District Zone B Project, Series
2019
4.875 09/01/30 349,618
320,000 (c) Oak Point, Denton County, Texas, Special Assessment Revenue
Bonds, Chaparral Park Public Improvement District Improvement
Area 1 Project, Series 2024
4.250 09/15/31 315,164
725,000 (c) Oak Point, Denton County, Texas, Special Assessment Revenue
Bonds, Chaparral Park Public Improvement District Improvement
Area 1 Project, Series 2024
5.100 09/15/44 710,509
250,000 (c) Oak Point, Denton County, Texas, Special Assessment Revenue
Bonds, Oak Point 720 Public Improvement District Improvement
Area 1 Project, Series 2024
4.700 09/15/31 249,801
575,000 (c) Oak Point, Denton County, Texas, Special Assessment Revenue
Bonds, Oak Point 720 Public Improvement District Improvement
Area 1 Project, Series 2024
5.350 09/15/44 570,557
75,000 (c) Oak Point, Denton County, Texas, Special Assessment Revenue
Bonds, Oak Point Public Imporvement District 2 Project, Series
2020
2.500 09/01/25 73,893
195,000 (c) Oak Point, Denton County, Texas, Special Assessment Revenue
Bonds, Wildridge Public Imporvement District 1 Improvement
Area 3 Project, Series 2019
3.500 09/01/29 186,257
550,000 (c) Oak Point, Denton County, Texas, Special Assessment Revenue
Bonds, Wildridge Public Imporvement District 1 Improvement
Area 3 Project, Series 2019
4.000 09/01/39 501,909
316,000 (c) Pilot Point, Texas, Special Assessment Revenue Bonds, Creekview
Public Improvement District Zone A Improvement Area 1 Project,
Series 2022
4.875 09/15/27 315,662

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 285,000 (c) Pilot Point, Texas, Special Assessment Revenue Bonds, Creekview
Public Improvement District Zone B Improvement Area 1 Project,
Series 2022
4.875% 09/15/27 $ 284,624
417,000 (c) Pilot Point, Texas, Special Assessment Revenue Bonds, Mobberly
Public Improvement District Improvement Area 1 Project, Series
2022
4.875 09/15/27 417,796
912,000 (c) Pilot Point, Texas, Special Assessment Revenue Bonds, Mobberly
Public Improvement District Improvement Area 1 Project, Series
2022
5.125 09/15/32 922,390
489,000 (c) Pilot Point, Texas, Special Assessment Revenue Bonds, Mobberly
Public Improvement District Improvement Area 2 Project, Series
2022
5.375 09/15/27 491,615
500,000 (c) Pilot Point, Texas, Special Assessment Revenue Bonds, Mobberly
Public Improvement District Improvement Area 2 Project, Series
2022
5.625 09/15/32 523,467
1,250,000 (c) Plano, Collin and Denton Counties, Texas, Special Assessment
Revenue Bonds, Haggard Farm Public Improvement District
Project, Major Improvement Area Project Series 2023
8.250 09/15/43 1,321,356
125,000 Ponder, Texas, Special Assessment Revenue Bonds, Public
Improvement District 1 Estates at Remington Park, Series 2017
4.000 09/01/27 125,346
13,470,000 (c) Port Beaumont Industrial Development Authority, Texas, Facility
Revenue Bonds, Jefferson Gulf Coast Energy Project, Series
2021B
4.100 01/01/28 11,976,262
4,900,000 (c) Port Beaumont Navigation District, Jefferson County, Texas, Dock
and Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy
Project, Series 2020, (AMT)
3.625 01/01/35 4,476,284
2,380,000 (c) Port Beaumont Navigation District, Jefferson County, Texas, Dock
and Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy
Project, Series 2020, (AMT)
4.000 01/01/50 1,991,753
2,710,000 (c) Port Beaumont Navigation District, Jefferson County, Texas, Dock
and Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy
Project, Series 2021A, (AMT)
1.875 01/01/26 2,647,286
1,250,000 (c) Port Beaumont Navigation District, Jefferson County, Texas, Dock
and Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy
Project, Series 2021A, (AMT)
2.000 01/01/27 1,195,074
1,850,000 (c) Port Beaumont Navigation District, Jefferson County, Texas, Dock
and Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy
Project, Series 2021A, (AMT)
2.125 01/01/28 1,736,978
2,100,000 (c) Port Beaumont Navigation District, Jefferson County, Texas, Dock
and Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy
Project, Series 2021A, (AMT)
2.250 01/01/29 1,934,693
2,400,000 (c) Port Beaumont Navigation District, Jefferson County, Texas, Dock
and Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy
Project, Series 2021A, (AMT)
2.625 01/01/31 2,157,533
8,605,000 (c) Port Beaumont Navigation District, Jefferson County, Texas, Dock
and Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy
Project, Series 2021A, (AMT)
2.750 01/01/36 7,196,583
7,215,000 (c) Port Beaumont Navigation District, Jefferson County, Texas, Dock
and Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy
Project, Series 2021A, (AMT)
2.875 01/01/41 5,662,519
3,750,000 (c) Port Beaumont Navigation District, Jefferson County, Texas, Dock
and Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy
Project, Series 2021A, (AMT)
3.000 01/01/50 2,615,421
1,000,000 (c) Port Beaumont Navigation District, Jefferson County, Texas, Dock
and Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy
Project, Series 2024A, (AMT)
5.000 01/01/39 1,020,333

Portfolio of Investments December 31, 2024
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 334,000 Princeton, Collins County, Texas, Special Assessment Revenue
Bonds, Winchester Public Improvement District 2 Project, Series
2022
4.250% 09/01/27 $ 333,129
460,000 Princeton, Collins County, Texas, Special Assessment Revenue
Bonds, Winchester Public Improvement District 2 Project, Series
2022
4.750 09/01/32 462,477
275,000 (c) Princeton, Collins County, Texas, Special Assessment Revenue
Bonds, Windmore Public Improvement District Improvement
Area 1 Project, Series 2022
4.375 09/01/31 275,137
500,000 (c) Princeton, Collins County, Texas, Special Assessment Revenue
Bonds, Windmore Public Improvement District Improvement
Area 1 Project, Series 2022
5.125 09/01/44 497,710
50,000 (c) Princeton, Texas, Special Assessment Revenue Bonds, Brookside
Public Improvement District Phase 2 & 3 Project, Series 2021
2.500 09/01/26 48,444
148,000 (c) Princeton, Texas, Special Assessment Revenue Bonds, Brookside
Public Improvement District Phase 2 & 3 Project, Series 2021
3.000 09/01/31 135,152
350,000 (c) Princeton, Texas, Special Assessment Revenue Bonds, Brookside
Public Improvement District Phase 2 & 3 Project, Series 2021
3.375 09/01/41 283,747
257,000 (c) Princeton, Texas, Special Assessment Revenue Bonds, Eastridge
Public Improvement District 1 Project, Series 2022
4.250 09/01/27 256,393
400,000 (c) Princeton, Texas, Special Assessment Revenue Bonds, Eastridge
Public Improvement District 1 Project, Series 2022
4.750 09/01/32 402,182
450,000 (c) Princeton, Texas, Special Assessment Revenue Bonds, Eastridge
Public Improvement District Improvement Area 2 Project, Series
2023
4.500 09/01/30 451,007
350,000 Princeton, Texas, Special Assessment Revenue Bonds, Eastridge
Public Improvement District Improvement Area 3 Project, Series
2024
4.250 09/01/31 346,569
750,000 Princeton, Texas, Special Assessment Revenue Bonds, Eastridge
Public Improvement District Improvement Area 3 Project, Series
2024
5.000 09/01/44 740,543
2,400,000 (c) Princeton, Texas, Special Assessment Revenue Bonds, Sicily
Public Improvement District Improvement Area 1 Project, Series
2023
7.000 09/01/43 2,456,647
515,000 (c) Princeton, Texas, Special Assessment Revenue Bonds, Southridge
Public Improvement District Improvement Area 2 Project, Series
2024
4.375 09/01/31 513,925
900,000 (c) Princeton, Texas, Special Assessment Revenue Bonds, Southridge
Public Improvement District Improvement Area 2 Project, Series
2024
5.250 09/01/44 906,381
540,000 (c) Princeton, Texas, Special Assessment Revenue Bonds, Whitewing
Trails Public Improvement District 2 Phase 1 Project, Series 2019
4.000 09/01/29 525,143
390,000 (c) Princeton, Texas, Special Assessment Revenue Bonds,
Whitewing Trails Public Improvement District 2 Phase 2-6 Major
Improvement Project, Series 2019
5.000 09/01/29 392,740
350,000 (c) Princeton, Texas, Special Assessment Revenue Bonds, Winchester
Crossing Public Improvement District 3 Project, Series 2024
4.375 09/01/31 347,276
93,000 (c) Princeton, Texas, Special Assessment Revenue Bonds, Winchester
Public Improvement District Phase 3 & 4 Project, Series 2021
2.375 09/01/26 88,912
215,000 (c) Princeton, Texas, Special Assessment Revenue Bonds, Winchester
Public Improvement District Phase 3 & 4 Project, Series 2021
2.875 09/01/31 190,336
550,000 (c) Princeton, Texas, Special Assessment Revenue Bonds, Winchester
Public Improvement District Phase 3 & 4 Project, Series 2021
3.250 09/01/41 423,652
260,000 (c) Providence Village, Denton County, Texas, Special Assessment
Revenue Bonds, Foree Ranch Public Improvement District
Improvement Area 1 Project Series 2024
4.375 09/01/31 259,012
650,000 (c) Providence Village, Denton County, Texas, Special Assessment
Revenue Bonds, Foree Ranch Public Improvement District
Improvement Area 1 Project Series 2024
5.000 09/01/44 639,427
1,125,000 (f) Red River Health Facilities Development Corporation, Texas, First
Mortgage Revenue Bonds, Eden Home Inc., Series 2012
3.000 06/15/23 517,500
530,000 (c) Royse CIty, Rockwall County, Texas, Special Assessment Revenue
Bonds, Parkside Village Public improvement District Project,
Series 2019
3.625 09/15/29 508,689

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 315,000 (c) Royse CIty, Rockwall County, Texas, Special Assessment Revenue
Bonds, Waterscape Public improvement District Improvement
Area 1 Phase 1B Project, Series 2019
3.875% 09/15/29 $ 304,803
300,000 (c) Royse CIty, Rockwall County, Texas, Special Assessment Revenue
Bonds, Waterscape Public improvement District Improvement
Area 1 Project, Series 2017
4.250 09/15/28 300,334
555,000 (c) Royse CIty, Rockwall County, Texas, Special Assessment Revenue
Bonds, Waterscape Public improvement District Improvement
Area 2 Project, Series 2019
4.125 09/15/29 547,514
365,000 (c) Royse CIty, Rockwall County, Texas, Special Assessment Revenue
Bonds, Waterscape Public improvement District Improvement
Area 3 Project, Series 2022
4.750 09/15/27 363,195
736,000 (c) Royse CIty, Rockwall County, Texas, Special Assessment Revenue
Bonds, Waterscape Public improvement District Improvement
Area 3 Project, Series 2022
5.125 09/15/32 740,817
2,216,000 (c) Royse CIty, Rockwall County, Texas, Special Assessment Revenue
Bonds, Waterscape Public improvement District Improvement
Area 3 Project, Series 2022
5.625 09/15/42 2,217,188
430,000 (c) Royse City, Rockwall County, Texas, Special Assessment
Revenue Bonds, Waterscape Publifc improvement District Major
Improvement Area Project, Series 2017
4.750 09/15/28 432,668
225,000 (c) Royse CIty, Rockwall, Collin and Hunt Counties, Texas, Special
Assessment Revenue Bonds, Creekshaw Public Improvement
District Improvement Area 1 Project, Series 2020
3.625 09/15/30 208,805
240,000 (c) Royse City, Rockwall, Collin and Hunt Counties, Texas, Special
Assessment Revenue Bonds, Creekshaw Public Improvement
District Improvement Area 2 Project, Series 2022
4.875 09/15/27 240,497
300,000 (c) Royse City, Rockwall, Collin and Hunt Counties, Texas, Special
Assessment Revenue Bonds, Creekshaw Public Improvement
District Improvement Area 2 Project, Series 2022
5.250 09/15/32 303,982
400,000 (c) Royse City, Rockwall, Collin and Hunt Counties, Texas,
Special Assessment Revenue Bonds, Liberty Crossing Public
Improvement District Improvement Area 2 Project, Series 2024
5.375 09/15/44 396,677
450,000 SA Energy Acquisition Public Facilities Corporation, Texas, Gas
Supply Revenue Bonds, Series 2007
5.500 08/01/27 465,624
660,000 (c) Sachse, Texas, Special Assessment Bonds, Sachse Public
Improvement District 1 Improvement Area 1 Project, Series 2022
5.625 09/15/42 679,890
720,000 (c) Sachse, Texas, Special Assessment Bonds, Sachse Public
Improvement District 1 Improvement Areas 2-3 Project, Series
2022
6.875 09/15/42 784,479
265,000 San Antonio Education Facilities Corporation, Texas, Higher
Education Revenue Bonds, Hallmark University Project, Series
2021A
5.000 10/01/31 252,283
4,435,000 San Antonio, Texas, Airport System Revenue Bonds,
Improvement Series 2015, (AMT)
5.000 07/01/45 4,444,383
1,270,000 (c) San Marcos City, Hays, Caldwell and Guadalupe Counties, Texas,
Special Assessment Revenue Bonds, San Marcos Trace Public
Improvement District Series 2019
5.000 09/01/29 1,277,651
293,000 (c) San Marcos City, Hays, Caldwell and Guadalupe Counties, Texas,
Special Assessment Revenue Bonds, San Marcos Trace Public
Improvement District Series 2024
4.875 09/01/30 292,561
206,000 (c) San Marcos, Hays, Caldwell and Guadalupe Counties, Texas,
Special Assessment Revenue Bonds, Whisper South Public
Improvement District, Series 2020
3.750 09/01/27 201,381
500,000 (c) San Marcos, Hays, Caldwell and Guadalupe Counties, Texas,
Special Assessment Revenue Bonds, Whisper South Public
Improvement District, Series 2020
4.000 09/01/32 480,796
149,000 (c) Santa Fe, Galveston County, Texas, Special Assessment Revenue
Bonds, Mulberry Farms Public Improvement District Series 2022
4.375 09/01/27 147,672
295,000 (c) Santa Fe, Galveston County, Texas, Special Assessment Revenue
Bonds, Mulberry Farms Public Improvement District Series 2022
4.625 09/01/32 291,526
650,000 (c) Santa Fe, Galveston County, Texas, Special Assessment Revenue
Bonds, Mulberry Farms Public Improvement District Series 2022
4.875 09/01/42 634,341

Portfolio of Investments December 31, 2024
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 2,865,000 Tarrant County Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Buckner Senior Living
Ventana Project, Series 2017A
6.000% 11/15/27 $ 2,951,600
3,095,000 Tarrant County Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Buckner Senior Living
Ventana Project, Series 2017A
6.750 11/15/47 3,197,616
944,991 (f) Tarrant County Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Northwest Senior
Housing-Edgemere Project, Series 2015A
5.000 11/15/25 94
140,000 (e) Texas Municipal Gas Acquisition and Supply Corporation I, Gas
Supply Revenue Bonds, Series 2006B (TSFR3M*0.67% + 0.700%)
3.796 12/15/26 139,969
5,585,000 Texas Municipal Gas Acquisition and Supply Corporation V,
Texas, Gas Supply Revenue Bonds, Series 2024, (Mandatory Put
1/01/34)
5.000 01/01/55 5,946,228
1,890,000 Texas Private Activity Bond Surface Transpiration Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Refunding Series 2023, (AMT)
5.375 06/30/39 2,019,034
1,000,000 Texas Private Activity Bond Surface Transpiration Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Refunding Series 2023, (AMT)
5.500 06/30/40 1,071,016
1,500,000 Texas Private Activity Bond Surface Transpiration Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Refunding Series 2023, (AMT)
5.500 06/30/41 1,603,535
1,250,000 Texas Private Activity Bond Surface Transpiration Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Refunding Series 2023, (AMT)
5.500 06/30/42 1,334,090
1,760,000 Texas Private Activity Bond Surface Transpiration Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Refunding Series 2023, (AMT)
5.500 06/30/43 1,875,233
5,000,000 Texas Private Activity Bond Surface Transporation Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Segments 3C Project, Series 2019, (AMT)
5.000 06/30/58 5,072,619
370,000 Town Of Hickory Creek, Denton County, Texas, Special
Assessment Revenue Bonds, Hickory Creek Public Improvement
District, Series 2018
5.125 09/01/28 374,978
300,000 (c) Town of Lakewood Village, Texas, Lakewood Village Public
Improvement District Improvement District No. 1 Project Special
Assessment Revenue Bonds Series 2022
4.375 09/15/27 297,347
500,000 (c) Town of Lakewood Village, Texas, Lakewood Village Public
Improvement District Improvement District No. 1 Project Special
Assessment Revenue Bonds Series 2022
4.750 09/15/32 493,873
1,000,000 (c) Town of Lakewood Village, Texas, Lakewood Village Public
Improvement District Improvement District No. 1 Project Special
Assessment Revenue Bonds Series 2022
5.250 09/15/42 983,533
560,000 (c) Travis County Development Authority, Texas, Contract
Assessment Revenue Bonds, Bella Fortuna Public Improvement
District, Series 2024
4.500 09/01/31 560,935
845,000 (c) Travis County Development Authority, Texas, Contract
Assessment Revenue Bonds, Bella Fortuna Public Improvement
District, Series 2024
5.375 09/01/44 863,194
300,000 (c) Travis County Development Authority, Texas, Contract
Assessment Revenue Bonds, Turner's Crossing Public
Improvement District Area1 Project, Series 2022
4.375 09/01/27 300,333
300,000 (c) Travis County Development Authority, Texas, Contract
Assessment Revenue Bonds, Turner's Crossing Public
Improvement District Area1 Project, Series 2022
4.750 09/01/32 301,936
625,000 (c),(i) Travis County Development Authority, Texas, Contract
Assessment Revenue Bonds, Turner's Crossing Public
Improvement District Area1 Project, Series 2025
4.250 09/01/31 622,456
800,000 (c),(i) Travis County Development Authority, Texas, Contract
Assessment Revenue Bonds, Turner's Crossing Public
Improvement District Area1 Project, Series 2025
5.000 09/01/44 798,786

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 360,000 (c) Uhland, Hays and Caldwell Counties, Texas, Special Assessment
Revenue Bonds, Anderson Park Public Improvement District
Improvement Area 1 Project, Series 2022
4.375% 09/01/31 $ 360,180
615,000 (c) Uhland, Hays and Caldwell Counties, Texas, Special Assessment
Revenue Bonds, Anderson Park Public Improvement District
Improvement Area 1 Project, Series 2022
5.125 09/01/44 612,183
945,000 (c) Uhland, Hays and Caldwell Counties, Texas, Special Assessment
Revenue Bonds, Watermill Public Improvement District, Series
2022
5.875 09/01/32 992,796
425,000 Uptown Development Authority, Houston, Texas, Tax Increment
Contract Revenue Bonds, Infrastructure Improvement Facilities,
Refunding Series 2021
5.000 09/01/31 446,396
425,000 Uptown Development Authority, Houston, Texas, Tax Increment
Contract Revenue Bonds, Infrastructure Improvement Facilities,
Refunding Series 2021
4.000 09/01/32 418,470
755,000 Uptown Development Authority, Houston, Texas, Tax Increment
Contract Revenue Bonds, Infrastructure Improvement Facilities,
Refunding Series 2021
3.000 09/01/34 661,350
280,000 Uptown Development Authority, Houston, Texas, Tax Increment
Contract Revenue Bonds, Infrastructure Improvement Facilities,
Refunding Series 2021
4.000 09/01/35 265,228
1,645,000 Uptown Development Authority, Houston, Texas, Tax Increment
Contract Revenue Bonds, Infrastructure Improvement Facilities,
Series 2017A
5.000 09/01/39 1,650,086
567,000 (c) Venus, Johnson County, Texas, Special Assessment Revenue
Bonds, Brahman Ranch Public Improvement District, Series 2022
5.625 09/15/28 570,414
2,394,000 (c) Venus, Johnson County, Texas, Special Assessment Revenue
Bonds, Brahman Ranch Public Improvement District, Series 2022
6.250 09/15/42 2,428,039
171,000 (c) Venus, Johnson County, Texas, Special Assessment Revenue
Bonds, Patriot Estates Public Improvement District, Series 2021
2.625 09/15/26 164,913
250,000 (c) Venus, Johnson County, Texas, Special Assessment Revenue
Bonds, Patriot Estates Public Improvement District, Series 2021
3.125 09/15/31 225,959
340,000 Vista Lago, Travis County, Texas, Special Assessment Revenue
Bonds, Tessera on Lake Travis Public Improvement District
Improvement Area #2 Project, Series 2018
4.500 09/01/27 341,989
500,000 (c) Vista Lago, Travis County, Texas, Special Assessment Revenue
Bonds, Tessera on Lake Travis Public Improvement District
Improvement Area #3 Project, Series 2024
4.750 09/01/30 499,373
1,220,000 (c) Vista Lago, Travis County, Texas, Special Assessment Revenue
Bonds, Tessera on Lake Travis Public Improvement District
Improvement Area #3 Project, Series 2024
5.625 09/01/43 1,227,986
445,000 Westlake, Texas, Special Assessment Revenue Bonds, Solana
Public Improvement District, Series 2015
5.500 09/01/25 444,416
1,680,000 Westlake, Texas, Special Assessment Revenue Bonds, Solana
Public Improvement District, Series 2015
6.125 09/01/35 1,681,194
1,805,000 Westlake, Texas, Special Assessment Revenue Bonds, Solana
Public Improvement District, Series 2015
6.250 09/01/40 1,806,080
TOTAL TEXAS 545,377,506
UTAH - 1.0%
560,000 (c) Black Desert Public Infrastructure District, Utah, Limited Tax
General Obligation Bonds Series 2021A
3.250 03/01/31 527,465
1,835,000 (c) Black Desert Public Infrastructure District, Utah, Limited Tax
General Obligation Bonds Series 2021A
3.500 03/01/36 1,651,279
2,015,000 (c),(f) Box Elder County, Utah, Solid Waste Disposal Revenue Bonds,
Promontory Point Res, LLC, Senior Series 2017A, (AMT)
8.000 12/01/39 1,978,154
3,935,000 Coral Junction Public Infrastructure District 1, Utah, Limited Tax
General Obligation Bonds, Series 2022A-1
6.500 03/01/53 3,869,842
2,432,000 (c) Coral Junction Public Infrastructure District 1, Utah, Special
Assessment Bonds, Coral Junction Assessment Area, Series
2022A-2
5.500 06/01/41 2,376,776
1,345,000 (c) Downtown East Streetcar Sewer Public Infrastructure District,
South Salt Lake, Salt Lake County, Utah, Limited Tax General
Obligation Bonds, Series 2022A
5.750 03/01/42 1,344,544

Portfolio of Investments December 31, 2024
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTAH (continued)
$ 1,000,000 (c) Firefly Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Series 2024A-1
5.625% 12/01/43 $ 1,017,889
1,790,000 (c) MIDA Military Installation Development Authority Golf and
Equestrian Center Public Infrastructure District, Utah, Limited Tax
and Tax Allocation Revenue Bonds, Series 2021
4.125 06/01/36 1,542,965
1,750,000 (c) MIDA Mountain Village Public Infrastructure District, Utah,
Subordinate Tax Allocation Revenue Bonds, Series 2024-1
5.125 06/15/54 1,691,361
1,000,000 (c) MIDA Mountain Village Public Infrastructure District, Utah,
Subordinate Tax Allocation Revenue Bonds, Series 2024-2
5.750 06/15/44 1,020,125
1,730,000 Military Installation Development Authority, Utah, Tax Allocation
Revenue Bonds Series 2021A-2
4.000 06/01/36 1,617,504
9,830,000 Military Installation Development Authority, Utah, Tax Allocation
Revenue Bonds Series 2021A-2
4.000 06/01/41 8,692,731
4,755,000 Military Installation Development Authority, Utah, Tax Allocation
Revenue Bonds Series 2021A-2
4.000 06/01/52 3,971,621
5,650,000 Salt Lake City, Utah, Airport Revenue Bonds, International Airport
Series 2017A, (AMT)
5.000 07/01/36 5,766,348
3,670,000 (c) Sienna Hills Public Infrastructure District No. 1 Limited Tax
General Obligation and Sales Tax Revenue Bonds, Utah, Series
2023A
6.750 07/01/35 3,715,891
1,660,000 (c) Utah Charter School Finance Authority, Charter School Revenue
Bonds, Leadership Learning Academy Project, Series 2019A
5.000 06/15/29 1,685,087
2,115,000 (c) Utah Charter School Finance Authority, Charter School Revenue
Bonds, Leadership Learning Academy Project, Series 2019A
5.000 06/15/34 2,135,100
475,000 (c) Utah Charter School Finance Authority, Charter School Revenue
Bonds, Mountain West Montessori Academy Project, Series
2020A
5.000 06/15/39 456,091
1,155,000 (c) Utah Charter School Finance Authority, Revenue Bonds, Beehive
Science & Technology Academy, Series 2021A
4.000 10/15/31 1,080,293
1,040,000 (c) Utah Charter School Finance Authority, Revenue Bonds,
Channing Hall Project, Refunding Series 2017A
4.500 07/15/27 1,043,554
1,130,000 (c) Utah Charter School Finance Authority, Revenue Bonds, Ronald
Eilson Reagan Academy Project, Refunding Series 2016A
5.000 02/15/36 1,126,124
1,350,000 (c) Utah Charter School Finance Authority, Revenue Bonds, Wallace
Stegner Academy Project, Series 2019A
5.000 06/15/39 1,322,803
TOTAL UTAH 49,633,547
VIRGIN ISLANDS - 0.6%
8,605,000 Matching Fund Special Purpose Securitization Corporation,
Virgin Islands, Revenue Bonds, Series 2022A
5.000 10/01/39 8,787,025
415,000 Virgin Islands Public Finance Authority, Gross Receipts Taxes
Loan Note, Refunding Series 2012A
5.000 10/01/32 409,422
5,200,000 (c) Virgin Islands Water and Power Authority, Electric System
Revenue Bonds, Bond Anticipation Notes, Senior Series 2021A
6.750 07/01/26 5,074,761
6,080,000 (c) Virgin Islands Water and Power Authority, Electric System
Revenue Bonds, Bond Anticipation Notes, Series 2024A
8.000 07/01/26 6,043,347
420,000 (c) Virgin Islands Water and Power Authority, Electric System
Revenue Bonds, Refunding Series 2024B
10.250 07/01/26 419,049
4,810,000 Virgin Islands Water and Power Authority, Electric System
Revenue Bonds, Series 2007B
5.000 07/01/31 4,485,271
4,545,000 (c) West Indian Company Limited, Virgin Islands, Port Facilities
Revenue Bonds WICO Financing Series 2022, (AMT)
5.875 10/01/32 4,340,664
1,000,000 (c) West Indian Company Limited, Virgin Islands, Port Facilities
Revenue Bonds WICO Financing Series 2022B, (AMT)
6.250 10/01/42 1,007,745
TOTAL VIRGIN ISLANDS 30,567,284
VIRGINIA - 0.7%
505,000 Ballston Quarter Community Development Authority, Arlington
County, Virginia, Revenue Bonds, Series 2016A
5.000 03/01/26 497,211
1,920,000 Ballston Quarter Community Development Authority, Arlington
County, Virginia, Revenue Bonds, Series 2016A
5.125 03/01/31 1,782,856
2,730,000 (c),(f) Bristol Industrial Development Agency, Virginia, Revenue Bonds,
The Falls-Bristol Project, Series 2014B
2.750 11/01/29 2,043,168
180,000 (c) Cherry Hill Community Development Authority, Virginia, Special
Assesment Bonds, Potomac Shores Project, Series 2015
4.500 03/01/25 180,095

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
VIRGINIA (continued)
$ 1,000,000 (c) Cherry Hill Community Development Authority, Virginia, Special
Assesment Bonds, Potomac Shores Project, Series 2015
5.150% 03/01/35 $ 1,000,424
815,000 (c) Cutalong II Community Development Authority, Louisa County,
Virginia, Special Assessment Revenue Bonds, Cutalong II Project,
Series 2022
4.000 03/01/32 760,407
3,332,000 (c) Cutalong II Community Development Authority, Louisa County,
Virginia, Special Assessment Revenue Bonds, Cutalong II Project,
Series 2022
4.250 03/01/42 2,920,702
25,000 (c) Farms of New Kent Community Development Authority, Virginia,
Special Assessment Bonds, Refunding Series 2021A
3.750 03/01/36 23,684
1,270,000 James City County Economic Development Authority, Virginia,
Residential Care Facility Revenue Bonds, Williamsburg Landing
Inc., Series 2024C-2
5.500 12/01/28 1,271,331
1,900,000 James City County Economic Development Authority, Virginia,
Residential Care Facility Revenue Bonds, Williamsburg Landing
Inc., Series 2024C-3
5.250 12/01/27 1,901,648
4,000,000 Virginia Beach Development Authority, Virginia, Residential Care
Facility Revenue Bonds, Westminster Canterbury on Chesapeake
Bay, Series 2023B-1
6.250 09/01/30 4,112,654
7,500,000 Virginia Beach Development Authority, Virginia, Residential Care
Facility Revenue Bonds, Westminster Canterbury on Chesapeake
Bay, Series 2023B-2
5.750 09/01/30 7,712,446
4,000,000 Virginia Beach Development Authority, Virginia, Residential Care
Facility Revenue Bonds, Westminster Canterbury on Chesapeake
Bay, Series 2023B-3
5.375 09/01/29 4,110,855
105,000 Virginia College Building Authority, Educational Facilities
Revenue Bonds, Regent University Project, Series 2021
4.000 06/01/46 91,934
1,090,000 (c) Virginia Small Business Finance Authority, Tourism Development
Financing Program Revenue Bonds, Downtown Norfolk and
Virginia Beach Oceanfront Hotel Projects, Series 2018A
8.500 04/01/28 1,109,645
100,000 Virginia Small Business Financing Authority, Private Activity
Revenue Bonds, Transform 66 P3 Project, Senior Lien Series
2017, (AMT)
5.000 12/31/47 100,674
3,835,000 Virginia Small Business Financing Authority, Private Activity
Revenue Bonds, Transform 66 P3 Project, Senior Lien Series
2017, (AMT)
5.000 12/31/56 3,842,954
2,045,000 (c) Virginia Small Business Financing Authority, Solid Waste Disposal
Revenue Bonds, Covanta Project, Series 2018, (AMT), (Mandatory
Put 7/01/38)
5.000 01/01/48 2,023,254
TOTAL VIRGINIA 35,485,942
WASHINGTON - 0.2%
515,000 King County Public Hospital District 4, Washington, General
Obligation Bonds, Snoqualmie Valley Hospital, Refunding
Limited Tax Series 2015A
4.250 12/01/25 513,090
835,000 Kitsap County Consolidated Housing Authority, Washington,
Pooled Tax Credit Housing Revenue Bonds, Series 2007, (AMT)
5.500 06/01/27 835,050
1,500,000 Kitsap County Consolidated Housing Authority, Washington,
Pooled Tax Credit Housing Revenue Bonds, Series 2007, (AMT)
5.600 06/01/37 1,440,462
805,000 Seattle Housing Authority, Washington, Revenue Bonds,
Newholly Phase I Project, Series 2016A
3.550 10/01/46 733,232
190,000 Tacoma Consolidated Local Improvement District 65,
Washington, Special Assessment Bonds, Series 2013
5.750 04/01/43 188,614
245,000 (c) Washington State Housing Finance Commission, Non-Profit
Housing Revenue Bonds, Bayview Manor Senior Project,
Refunding Series 2016A
4.000 07/01/26 241,058
305,000 (c),(g) Washington State Housing Finance Commission, Non-Profit
Housing Revenue Bonds, Herons Key Senior Living, Series
2015A, (ETM)
6.000 07/01/25 308,413
1,000,000 (c) Washington State Housing Finance Commission, Non-profit
Housing Revenue Bonds, Presbyterian Retirement Communities
Northwest Proejct, Refunding Series 2016A
5.000 01/01/31 1,003,765
2,910,000 (c) Washington State Housing Finance Commission, Nonprofit
Refunding Revenue Bonds, Wesley Homes at Lea Hill Project,
Series 2016
5.000 07/01/31 2,837,596

Portfolio of Investments December 31, 2024
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WASHINGTON (continued)
$ 2,000,000 (c) Washington State Housing Finance Commission, Nonprofit
Refunding Revenue Bonds, Wesley Homes at Lea Hill Project,
Series 2016
5.000% 07/01/36 $ 1,855,989
TOTAL WASHINGTON 9,957,269
WEST VIRGINIA - 0.3%
1,500,000 Glenville State College, West Virginia, Revenue Bonds, Refunding
& Improvement Series 2017
4.500 06/01/32 1,442,267
660,000 (c) Monongalia County Commission, West Virginia, Special District
Excise Tax Revenue Bonds, University Town Centre Economic
Opportunity Development District, Refunding & Improvement
Series 2017A
4.500 06/01/27 663,001
4,745,000 (c) Monongalia County Commission, West Virginia, Special District
Excise Tax Revenue Bonds, University Town Centre Economic
Opportunity Development District, Refunding & Improvement
Series 2017A
5.750 06/01/43 4,832,074
205,000 (c) Monongalia County Commission, West Virginia, Special District
Excise Tax Revenue Bonds, University Town Centre Economic
Opportunity Development District, Refunding & Improvement
Series 2021A
4.125 06/01/43 182,159
11,905,000 (c) Monongalia County Commission, West Virginia, Special District
Excise Tax Revenue Bonds, University Town Centre Economic
Opportunity Development District, Subordinate Improvement
and Refunding Series 2023B
8.000 06/01/53 2,652,294
500,000 (c) South Charleston, West Virginia, Special District Excise Tax
Revenue Improvement Bonds, South Charleston Park Place
Project, Series 2022A
4.250 06/01/42 413,814
1,485,000 (c) West Virginia Economic Development Authority, Dock and Wharf
Facilities Revenue Bonds, Empire Trimodal Terminal, LLC Project,
Series 2020
7.625 12/01/40 1,226,097
1,000,000 West Virginia Hospital Finance Authority, Hospital Revenue
Bonds, Cabell Huntington Hospital, Inc. Project, Refunding &
Improvement Series 2018A
5.000 01/01/36 1,029,138
TOTAL WEST VIRGINIA 12,440,844
WISCONSIN - 6.3%
2,840,000 Lac Courte Oreilles Band of Lake Superior Chippewa Indians,
Wisconsin, General Revenue Bonds, Refunding Series 2017
6.750 06/01/32 2,834,386
300,000 Milwaukee Redevelopment Authority, Wisconsin, Lease Revenue
Bonds, Public Schools, Series 2017
5.000 11/15/31 309,908
190,000 Milwaukee Redevelopment Authority, Wisconsin, Lease Revenue
Bonds, Public Schools, Series 2017
5.000 11/15/33 196,135
170,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Alamance Community School, Series 2021A
4.250 06/15/31 161,955
3,360,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, American Preparatory Academy, Las Vegas 2 Project,
Series 2019A
5.000 07/15/49 3,294,757
275,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Ascend Leadership Academy Project, Series 2021A
4.250 06/15/31 252,736
895,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Ascend Leadership Academy Project, Series 2021A
5.000 06/15/41 791,931
400,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Coral Academy of Science, Reno, Series 2021A
4.000 06/01/36 367,480
35,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Cornerstone Charter Academy, North Carolina, Series
2016A
4.250 02/01/26 34,879
745,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Corvian Community School Bonds, North Carolina, Series
2019A
4.000 06/15/29 720,475
390,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Corvian Community School Bonds, North Carolina, Series
2019A
5.000 06/15/39 368,119
605,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Corvian Community School, North Carolina, Series 2017A
4.250 06/15/29 591,078

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 2,225,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Discovery Charter School Project, Series 2022A
6.500% 06/01/42 $ 2,243,976
1,365,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Discovery Charter School Project, Series 2022A
6.500 06/01/47 1,367,361
995,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Discovery Charter School Project, Series 2022A
6.625 06/01/52 998,280
525,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Discovery Charter School Project, Series 2022A
6.750 06/01/62 527,550
280,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Envision Science Academy Project, Series 2016A
4.125 05/01/26 276,585
1,075,000 Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Explore Knowledge Foundation Las Vegas Project, Series
2012A
5.750 07/15/32 1,075,889
700,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Foundation Academy Charter School Project, Series 2024
5.000 07/01/35 719,581
1,800,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Foundation Academy Charter School Project, Series 2024
4.750 07/01/45 1,709,495
250,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Founders Academy of Las Vegas, Series 2023A
5.750 07/01/33 261,420
325,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Founders Academy of Las Vegas, Series 2023A
6.375 07/01/43 337,308
650,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Freedom Classical Academy Inc., Series 2020A
5.000 01/01/31 654,850
750,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Guilford Preparatory Academy, North Carolina, Taxable
Series 2022A
4.375 04/01/32 717,346
2,550,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, North Carolina Charter Educational Foundation Project,
Series 2016A
4.100 06/15/26 2,515,018
5,010,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, North Carolina Charter Educational Foundation Project,
Series 2016A
5.000 06/15/36 4,521,649
1,805,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Phoenix Academy Charter School, North Carolina, Series
2017A
5.000 06/15/27 1,769,954
230,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Quality Education Academy Project, Series 2023A
5.250 07/15/33 244,456
460,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Quality Education Academy Project, Series 2023A
6.000 07/15/43 488,680
85,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Research Triangle High School Project, North Carolina,
Series 2015A
4.375 07/01/25 84,940
1,145,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Uwharrie Charter Academy, North Carolina, Series 2017A
4.500 06/15/29 1,143,604
510,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Uwharrie Charter Academy, North Carolina, Series 2022A
4.500 06/15/32 514,168
1,310,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Uwharrie Charter Academy, North Carolina, Series 2022A
5.000 06/15/42 1,314,007
1,935,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Vegas Vista Academy, Series 2024A
6.500 06/01/39 1,901,742
670,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Vegas Vista Academy, Taxable Series 2024B
8.000 06/01/32 661,502
2,100,000 (c) Public Finance Authority of Wisconsin, Contract Revenue Bonds,
Mercer Crossing Public Improvement District Project, Series 2017
6.750 03/01/27 2,187,966
2,500,000 (c) Public Finance Authority of Wisconsin, Contract Revenue Bonds,
Mercer Crossing Public Improvement District Project, Series 2017
7.000 03/01/47 2,572,977
1,725,000 (c) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Corvian Community School, North Carolina Series 2023A
5.875 06/15/38 1,769,377
825,000 (c) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Mater Academy of Nevada, - East Las Vegas Campus
Project, Series 2024A
5.000 12/15/34 854,679
700,000 (c) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Mater Academy of Nevada, - East Las Vegas Campus
Project, Series 2024A
5.000 12/15/39 712,942

Portfolio of Investments December 31, 2024
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 270,000 (c) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Mater Academy of Nevada, - East Las Vegas Campus
Project, Series 2024A
5.000% 12/15/44 $ 270,168
215,000 (c) Public Finance Authority of Wisconsin, Education Revenue
Bonds, North Carolina Leadership Academy, Series 2019A
4.000 06/15/29 210,871
440,000 (c) Public Finance Authority of Wisconsin, Education Revenue
Bonds, North Carolina Leadership Academy, Series 2019A
5.000 06/15/39 439,540
1,000,000 (c) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Pinecrest Academy of Nevada, Sloan Canyon Campus
Project, Refunding Series 2024A
4.000 07/15/34 976,413
750,000 (c) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Pinecrest Academy of Nevada, Sloan Canyon Campus
Project, Refunding Series 2024A
4.000 07/15/39 708,379
800,000 (c) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Pinecrest Academy of Nevada, Sloan Canyon Campus
Project, Refunding Series 2024A
4.500 07/15/49 756,994
500,000 Public Finance Authority of Wisconsin, Education Revenue
Bonds, Shining Rock Classical Academy, Series 2022A
5.625 06/15/37 491,864
750,000 Public Finance Authority of Wisconsin, Education Revenue
Bonds, Shining Rock Classical Academy, Series 2022A
5.875 06/15/42 739,119
225,000 (c) Public Finance Authority of Wisconsin, Education Revenue
Bonds, The Capitol Encore Academy, Series 2019A
4.750 06/01/29 220,869
1,000,000 (c) Public Finance Authority of Wisconsin, Education Revenue
Bonds, The Franklin School of Innovation, Series 2022A
5.000 01/01/42 902,244
5,000,000 (c) Public Finance Authority of Wisconsin, Educational Facility
Revenue Bonds, Dreamhouse EWA Beach, New Mexico, Series
2022A
5.750 06/01/25 4,998,206
175,000 (c) Public Finance Authority of Wisconsin, Educational Facility
Revenue Bonds, LEAD Academy Project, Series 2016A
4.250 08/01/26 171,055
135,000 Public Finance Authority of Wisconsin, Educational Facility
Revenue Bonds, The ASK Academy Project, Series 2015A
5.250 02/01/25 134,989
1,380,000 Public Finance Authority of Wisconsin, Educational Facility
Revenue Bonds, The ASK Academy Project, Series 2015A
5.750 02/01/35 1,382,929
2,000,000 Public Finance Authority of Wisconsin, Exempt Facilities Revenue
Bonds, National Gypsum Company Project, Refunding Series
2016, (AMT)
4.000 08/01/35 1,927,921
31,975,000 (c),(f) Public Finance Authority of Wisconsin, Limited Obligation Grant
Revenue Bonds, American Dream @ Meadowlands Project, Series
2017A
6.250 08/01/27 30,935,813
4,270,000 (c),(f) Public Finance Authority of Wisconsin, Limited Obligation Grant
Revenue Bonds, American Dream @ Meadowlands Project, Series
2017A
6.750 08/01/31 3,832,325
30,370,000 (c) Public Finance Authority of Wisconsin, Limited Obligation PILOT
Revenue Bonds, American Dream @ Meadowlands Project, Series
2017
5.000 12/01/27 29,781,208
22,500,000 (c) Public Finance Authority of Wisconsin, Limited Obligation PILOT
Revenue Bonds, American Dream @ Meadowlands Project, Series
2017
6.500 12/01/37 22,937,123
25,915,000 (c) Public Finance Authority of Wisconsin, Limited Obligation PILOT
Revenue Bonds, American Dream @ Meadowlands Project, Series
2017
6.750 12/01/42 26,390,838
16,500,000 (c) Public Finance Authority of Wisconsin, Limited Obligation PILOT
Revenue Bonds, American Dream @ Meadowlands Project, Series
2017
7.000 12/01/50 16,822,697
6,965,000 (c) Public Finance Authority of Wisconsin, Multifamily Housing
Revenue Bonds, Promenade Apartments Project, Series 2024
6.250 02/01/39 7,144,357
1,790,000 (c) Public Finance Authority of Wisconsin, Project Revenue Bonds,
Irving Convention Center Hotel Project, First Tier Series 2017A-2
7.000 01/01/50 1,896,214
1,700,000 (c),(f) Public Finance Authority of Wisconsin, Revenue Bonds, Alabama
Proton Therapy Center, Senior Series 2017A
6.250 10/01/31 170,000
1,000,000 (c),(f) Public Finance Authority of Wisconsin, Revenue Bonds, Alabama
Proton Therapy Center, Senior Series 2017B
8.500 10/01/47 10
11,630,000 (c),(f) Public Finance Authority of Wisconsin, Revenue Bonds, Procure
Proton Therapy Center, Senior Series 2018A
6.625 07/01/28 8,141,000

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 2,155,000 (c) Public Finance Authority of Wisconsin, Revenue Bonds,
Revolution Academy, Refunding Series 2023A
5.000% 10/01/33 $ 2,244,959
1,820,000 (c) Public Finance Authority of Wisconsin, Revenue Bonds,
Revolution Academy, Refunding Series 2023A
5.750 10/01/43 1,881,414
30,000 (c),(g) Public Finance Authority of Wisconsin, Revenue Bonds, Roseman
University of Health Sciences, Series 2020, (ETM)
5.000 04/01/30 31,618
570,000 (c) Public Finance Authority of Wisconsin, Revenue Bonds, Roseman
University of Health Sciences, Series 2020
5.000 04/01/30 586,569
10,000,000 (c) Public Finance Authority of Wisconsin, Revenue Bonds,
SearStone CCRC Project, Series 2021A
4.000 06/01/56 7,918,526
9,630,000 Public Finance Authority of Wisconsin, Revenue Bonds,
SearStone Retirement Community, Series 2023A
4.000 06/01/36 9,112,848
2,500,000 Public Finance Authority of Wisconsin, Revenue Bonds,
SearStone Retirement Community, Series 2023A
5.000 06/01/37 2,547,946
1,130,000 Public Finance Authority of Wisconsin, Revenue Bonds,
SearStone Retirement Community, Series 2023A
4.000 06/01/41 1,011,459
2,755,000 Public Finance Authority of Wisconsin, Revenue Bonds, Sky
Harbour LLC Obligated Group Aviation Facilities Project, Series
2021, (AMT)
4.000 07/01/36 2,589,017
1,500,000 Public Finance Authority of Wisconsin, Revenue Bonds, Sky
Harbour LLC Obligated Group Aviation Facilities Project, Series
2021, (AMT)
4.000 07/01/41 1,347,135
8,970,000 Public Finance Authority of Wisconsin, Revenue Bonds, Sky
Harbour LLC Obligated Group Aviation Facilities Project, Series
2021, (AMT)
4.250 07/01/54 7,559,616
2,535,000 (c) Public Finance Authority of Wisconsin, Revenue Bonds, Viticus
Group Project, Series 2022A
4.000 12/01/31 2,441,344
2,255,000 (c) Public Finance Authority of Wisconsin, Revenue Bonds, Viticus
Group Project, Series 2022A
4.000 12/01/41 1,964,447
25,435,000 (c) Public Finance Authority of Wisconsin, Senior Revenue Bonds,
Maryland Proton Treatment Center, Series 2018A-1
6.125 01/01/33 11,445,750
8,455,000 (c),(f) Public Finance Authority of Wisconsin, Senior Revenue Bonds,
Maryland Proton Treatment Center, Series 2018A-1
6.250 01/01/38 3,804,750
2,795,000 (c),(f) Public Finance Authority of Wisconsin, Senior Revenue Bonds,
Maryland Proton Treatment Center, Series 2018A-1
6.375 01/01/48 1,257,750
735,000 (a),(f) Public Finance Authority of Wisconsin, Wisconsin Revenue Note,
KDC Agribusiness LLC Project, Series 2022B
15.000 12/31/25 74
285,000 (c) Public Finance Authority, Wisconsin, Revenue Bonds, Ocean
Academy Charter School, Series 2021
4.000 10/15/31 268,595
570,000 (c) Public Finance Authority, Wisconsin, Revenue Bonds, Ocean
Academy Charter School, Series 2021
5.000 10/15/41 542,576
1,000,000 Public Finance Authority, Wisconsin, Revenue Bonds, Texas
Biomedical Research Institute Project, Series 2021A
3.000 06/01/48 702,397
17,930,000 (c) Public Finance Authority, Wisconsin, Revenue Bonds, Vonore
Fiber Products Sustainable Packaging Project, Taxable Green
Series 2019
7.500 06/01/29 17,525,757
10,395,000 (c) Public Finance Authority, Wisconsin, Tax Increment Revenue
Senior Bonds, World Center Project Series 2024A
5.000 06/01/41 10,596,520
3,750,000 Public Finance Authority, Wisconsin, Tax-Exempt Pooled
Securities (TEPS), Class A Certificates, Series 2024-1, (Mandatory
Put 2/01/27)
4.000 08/01/59 3,719,555
235,000 (f) Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, American Baptist Homes of the Midwest
Obligated Group, Refunding Series 2017
4.375 08/01/27 215,984
4,425,000 (f) Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, American Baptist Homes of the Midwest
Obligated Group, Refunding Series 2017
5.000 08/01/27 4,130,341
4,015,000 (f) Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, American Baptist Homes of the Midwest
Obligated Group, Refunding Series 2017
5.000 08/01/32 3,331,826
1,000,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Clement Manor, Inc., Series 2019
4.250 08/01/34 976,880
2,300,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Clement Manor, Inc., Series 2019
4.500 08/01/39 2,237,559

Portfolio of Investments December 31, 2024
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 905,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Hope Christian Schools Obligated Group, Series
2021
3.000% 12/01/31 $ 776,771
2,550,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Hope Christian Schools Obligated Group, Series
2021
4.000 12/01/41 2,026,508
3,000,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Marshfield Clinic Health System, Inc., Series
2020B-2, (Mandatory Put 2/15/27)
5.000 02/15/51 3,056,026
950,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Mile Bluff Medical Center, Inc., Series 2014
5.000 05/01/26 939,380
1,000,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Mile Bluff Medical Center, Inc., Series 2014
5.125 05/01/29 982,512
490,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, PHW Oconomowoc, Inc. Project, Series 2018
4.150 10/01/29 477,809
1,600,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Three Pillars Senior Living Communities, Series
2024B-1
4.400 08/15/29 1,599,268
2,500,000 (c) Wisconsin Housing and Economic Development Authority,
Multifamily Housing Bonds, Meadow Village Project Series
2020A
5.000 07/01/37 2,303,031
TOTAL WISCONSIN 320,608,804
TOTAL MUNICIPAL BONDS
(Cost $4,811,497,937) 4,643,288,237
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
2695371 VARIABLE RATE SENIOR LOAN INTERESTS - 0.0% 2695371
CAPITAL GOODS - 0.0%
1,029,408 (a),(f) KDC Agribusiness Fairless Hills LLC 12.000 09/17/25 103
TOTAL CAPITAL GOODS 103
HEALTH CARE EQUIPMENT & SERVICES - 0.0%
2,695,268 (a) Jackson Hospital, Inc. and Jackson Hospital Financing, LLC 0.000 12/16/25 2,695,268
TOTAL HEALTH CARE EQUIPMENT & SERVICES 2,695,268
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(Cost $3,656,226) 2,695,371
TOTAL LONG-TERM INVESTMENTS
(Cost $4,824,836,454) 4,653,858,609
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  0.5%
25,000,000 MUNICIPAL BONDS - 0.5% 25,000,000
NEW YORK - 0.5%
25,000,000 (c),(j) BlackRock MuniYield Quality Fund Inc, (AMT) 4.140 06/01/54 25,000,000
TOTAL NEW YORK 25,000,000
TOTAL MUNICIPAL BONDS
(Cost $25,000,000) 25,000,000
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
189,475,000 REPURCHASE AGREEMENTS - 3.8% 189,475,000
189,475,000 (k) Fixed Income Clearing Corporation 4.430 01/02/25 189,475,000
TOTAL REPURCHASE AGREEMENTS
(Cost $189,475,000) 189,475,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $214,475,000) 214,475,000
TOTAL INVESTMENTS - 96.3%
(Cost $5,039,311,454 ) 4,868,333,609
FLOATING RATE OBLIGATIONS - (4.0)% (201,550,000)
OTHER ASSETS & LIABILITIES, NET -  7.7% 390,626,182
NET ASSETS - 100% $ 5,057,409,791

Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
AMT Alternative Minimum Tax
ETM Escrowed to maturity
IF Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the
Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
LIBOR London Inter-Bank Offered Rate
M Month
SOFR Secured Overnight Financing Rate
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse Trust unless otherwise noted.
(a) For fair value measurement disclosure purposes, investment classified as Level 3.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $1,911,956,240 or 39.3% of Total Investments.
(d) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(e) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(f) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(g) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(h) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding.
The rate shown is the coupon as of the end of the reporting period.
(i) When-issued or delayed delivery security.
(j) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(k) Agreement with Fixed Income Clearing Corporation, 4.430% dated 12/31/24 to be repurchased at $189,521,632 on 1/2/25, collateralized by Government Agency Securities, with coupon rates 1.000%–3.000% and maturity dates 2/15/46–2/15/51, valued at
$193,264,631.
Futures Contracts - Short
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury 10-Year Note (1,312) 3/25 $ (144,059,546) $ (142,680,000) $ 1,379,546
U.S. Treasury 5-Year Note (1,478) 3/25 (157,727,943) (157,118,329) 609,614
Total $(301,787,489) $(299,798,329) $1,989,160

Portfolio of Investments December 31, 2024
(continued)
Short Duration High Yield

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:
The valuation techniques and significant unobservable inputs used in recurring Level 3 fair value measurements of assets as of the end of the report-
ing period, were as follows:
The table below presents the transfers in and out of the three valuation levels for the Fund as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent the Adviser determines that the valuation inputs or methodologies may impact the valuation of those securities.
Short Duration High Yield
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ – $ – $ 1 $ 1
Corporate Bonds – – 7,875,000 7,875,000
Municipal Bonds – 4,576,362,049 66,926,188 4,643,288,237
Variable Rate Senior Loan Interests – – 2,695,371 2,695,371
Short-Term Investments:
Municipal Bonds – 25,000,000 – 25,000,000
Repurchase Agreements – 189,475,000 – 189,475,000
Investments in Derivatives:
Futures Contracts* 1,989,160 – – 1,989,160
Total $ 1,989,160 $ 4,790,837,049 $ 77,496,560 $ 4,870,322,769
* Represents net unrealized appreciation (depreciation).
Short Duration High Yield
Level 3
Common Stocks Corporate Bonds
Municipal
Bonds
Variable Rate
Senior Loan
Interests
Balance at the beginning of period $313,954,284 $- $2,194,882 $131,970
Gains (losses):
Net realized gains (losses) (107,569,027) - (55,116) -
Change in net unrealized
appreciation (depreciation) (206,385,256) - 975,059 (63,417)
Purchases at cost - - - 2,614,410
Sales at proceeds - - (3,000,352) -
Net discounts (premiums) - - (58,202) 12,408
Transfers into - 7,875,000 66,870,982 -
Transfers (out of) - - (1,065) -
Balance at the end of period $1 $7,875,000 $66,926,188 $2,695,371
Change in net unrealized appreciation
(depreciation) during the period of Level 3
securities held as of period end $(22,948) $723,451 $23,723,086 $(63,417)
Fund Asset Class Market Value Techniques
Unobservable
Inputs Range
Weighted
Average
Short Duration
High Yield
Corporate Bonds $7,875,000 Indicative Trade Broker Quote $75.00 N/A
Municipal Bonds 55,208 Expected Recovery Recovery Proceeds $100.00 N/A
66,870,981 Expected Recovery Recovery Proceeds $54.25 N/A
Variable Rate
Senior Loan
Interests
2,695,371 Purchase Cost Cost $100.00 N/A
Total $77,496,560

Level 1
Level 2 Level 3
Transfers In (Transfers Out) Transfers In (Transfers Out) Transfers In (Transfers Out)
Short Duration High Yield
Corporate Bonds $- $- $- $(7,875,000) $7,875,000 $-
Municipal Bonds - - 1,065 (66,870,982) 66,870,982 (1,065)

Portfolio of Investments December 31, 2024
Strategic Municipal Opportunities
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 98.5%
– COMMON STOCKS - 0 .0% –
MATERIALS - 0.0%
15 (a),(b) Palouse Fiber Holdings LLC $ 0
TOTAL MATERIALS 0
TOTAL COMMON STOCKS
(Cost $2,250) 0
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
4883675 CORPORATE BONDS - 0 .5% 4883675
HEALTH CARE EQUIPMENT & SERVICES - 0.4%
$ 2,750,000 Care New England Health System 5 .500% 09/01/26 2,682,982
2,000,000 Toledo Hospital/The 6 .015 11/15/48 1,768,200
TOTAL HEALTH CARE EQUIPMENT & SERVICES 4,451,182
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
477,476 (a),(c) Benloch Ranch Improvement Association No 12022 2022 9 .750 12/01/39 432,493
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 432,493
TOTAL CORPORATE BONDS
(Cost $4,482,621) 4,883,675
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
1081121078 MUNICIPAL BONDS - 98 .0% 1081121078
ALABAMA - 3.8%
1,500,000 Birmingham-Jefferson Civic Center Authority, Alabama, Special
Tax Bonds, Series 2018A
4 .000 07/01/38 1,475,262
1,500,000 Birmingham-Jefferson Civic Center Authority, Alabama, Special
Tax Bonds, Series 2018A
4 .000 07/01/43 1,436,848
5,000,000 Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2023A, (Mandatory Put 10/01/30)
5 .250 01/01/54 5,300,209
4,280,000 Hoover Industrial Development Board, Alabama, Environmental
Improvement Revenue Bonds, United States Steel Corporation
Proejcet, Green Series 2020, (AMT), (Mandatory Put 11/01/30)
6 .375 11/01/50 4,839,313
1,000,000 Hoover Industrial Development Board, Alabama, Environmental
Improvement Revenue Bonds, United States Steel Corporation
Proejcet, Series 2019, (AMT)
5 .750 10/01/49 1,042,404
525,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5 .250 10/01/40 578,293
650,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5 .250 10/01/41 713,034
785,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5 .250 10/01/42 858,011
785,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5 .250 10/01/43 854,164
785,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5 .250 10/01/44 851,595
630,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5 .250 10/01/45 681,599
935,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5 .250 10/01/49 1,002,404
1,100,000 Mobile County Industrial Development Authority, Alabama, Solid
Waste Disposal Revenue Bonds, AM/NS Calvert LLC Project,
Series 2024A, (AMT)
5 .000 06/01/54 1,116,560
2,025,000 Mobile County Industrial Development Authority, Alabama, Solid
Waste Disposal Revenue Bonds, AM/NS Calvert LLC Project,
Series 2024B, (AMT)
4 .750 12/01/54 1,961,894
250,000 Mobile Spring Hill College Educational Building Authority,
Alabama, Revenue Bonds, Spring Hill College Project, Series
2015
5 .875 04/15/45 185,674
8,000,000 Southeast Energy Authority, Alabama, A Cooperative District
Energy Supply Revenue Bonds Series 2024A
5 .000 11/01/35 8,299,477

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ALABAMA (continued)
$ 10,000,000 Southeast Energy Authority, Alabama, Commodity Supply
Revenue Bonds, Project 4, Series 2022B-1, (Mandatory Put
8/01/28)
5 .000% 05/01/53 $ 10,332,096
500,000 UAB Medicine Finance Authority, Alabama, Revenue Bonds,
Series 2017B-2
5 .000 09/01/41 507,104
TOTAL ALABAMA 42,035,941
ARIZONA - 3.0%
885,000 (c) Arizona Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Linder Village Project in Meridian,
Ada County, Idaho, Series 2020
5 .000 06/01/31 894,295
210,000 (c) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Academies of Math & Science Projects, Series
2019
5 .000 07/01/54 201,489
8,000,000 (c) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Heritage Academy - Gateway and Laveen
Pojects, Taxable Series 2021A
5 .000 07/01/51 7,289,907
5,500,000 (c) Arizona Industrial Development Authority, Arizona, Hotel
Revenue Bonds, Provident Group Falcon Properties LLC, Project,
Senior Series 2022A-1
4 .000 12/01/51 3,989,257
845,000 Arizona Industrial Development Authority, Senior National
Charter School Revolving Loan Fund Revenue Bonds, Social
Series 2023A
5 .250 11/01/48 911,488
845,000 Arizona Industrial Development Authority, Senior National
Charter School Revolving Loan Fund Revenue Bonds, Social
Series 2023A
5 .250 11/01/53 906,297
13,465,000 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series
2007, (AMT), (Mandatory Put 6/15/28)
4 .100 12/01/37 13,455,444
3,120,000 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series
2019, (AMT), (Mandatory Put 6/01/29)
4 .000 06/01/49 3,128,384
400,000 (c) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Legacy Traditional Schools Projects,
Taxable Series 2019B
5 .000 07/01/39 403,035
1,000,000 (c) Maricopa County Industrial Development Authority, Arizona,
Educational Facilities Revenue Bonds, Ottawa University Projects,
Series 2020
5 .250 10/01/40 927,059
725,000 Maricopa County Industrial Development Authority, Arizona,
Hospital Revenue Bonds, HonorHealth, Series 2019A
5 .000 09/01/36 757,958
100,000 (d) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Edkey Charter Schools
Project, Series 2016
5 .250 07/01/36 70,000
25,000 Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, The Paideia Academies
Project, 2019
5 .125 07/01/39 24,315
325,000 (c) Sierra Vista Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, American Leadership Academy Project,
Series 2024
5 .000 06/15/64 309,445
TOTAL ARIZONA 33,268,373
ARKANSAS - 0.9%
7,000,000 (c) Arkansas Development Finance Authority, Arkansas,
Environmental Improvement Revenue Bonds, United States Steel
Corporation, Green Series 2022, (AMT)
5 .450 09/01/52 7,222,824
1,430,000 (c) Arkansas Development Finance Authority, Industrial
Development Revenue Bonds, Big River Steel Project, Series
2019, (AMT)
4 .500 09/01/49 1,382,333
1,000,000 Arkansas Development Finance Authority, Revenue Bonds,
Baptist Memorial Health Care, Refunding Series 2020B-1
5 .000 09/01/37 1,038,051
TOTAL ARKANSAS 9,643,208

Portfolio of Investments December 31, 2024
(continued)
Strategic Municipal Opportunities

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA - 6.6%
$ 1,000,000 Antelope Valley Healthcare District, California, Revenue Bonds,
Series 2016A
5 .250% 03/01/36 $ 993,407
1,965,000 California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2023C, (Mandatory Put
10/01/31)
5 .250 01/01/54 2,088,431
9,295,000 California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2023E, (Mandatory Put
9/01/32)
5 .000 02/01/55 9,927,394
7,445,000 California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2023G, (Mandatory Put
4/01/30)
5 .250 11/01/54 7,887,546
4,000,000 California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2024B, (Mandatory Put
12/01/32)
5 .000 01/01/55 4,221,372
5,500,000 California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2024D, (Mandatory Put
9/01/32)
5 .000 02/01/55 5,915,453
3,815,000 (c) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Creekwood, Series 2021A
4 .000 02/01/56 2,503,692
100,000 (c) California Municipal Finance Authority,  Revenue Bonds, Creative
Center of Los Altos Project Pinewood & Oakwood Schools, Series
2016B
4 .000 11/01/36 95,447
5,270,000 California Municipal Finance Authority, Federal Lease Revenue
Bonds, VA Oceanside Health Care Center Project, Taxable Series
2021
3 .637 07/01/30 4,750,422
6,785,000 (c) California Pollution Control Financing Authority, Water
Furnishing Revenue Bonds, Poseidon Resources Channelside LP
Desalination Project, Series 2012, (AMT)
5 .000 07/01/30 6,812,745
1,000,000 (c) California Public Finance Authority, Charter School Lease
Revenue Bonds, California Crosspoint Academy Project, Series
2020A
5 .125 07/01/55 851,139
400,000 (c) California Public Finance Authority, Charter School Lease
Revenue Bonds, Laverne Elementary Preparatory Academy
Project, Series 2019A
5 .000 06/15/49 367,239
470,000 (c) California Public Finance Authority, Senior Living Revenue Bonds,
Enso Village, Refunding Green Series 2021A
5 .000 11/15/46 443,709
2,550,000 California Public Finance Authority, Senior Living Revenue Bonds,
The James, Senior Series 2024A
6 .500 06/01/54 2,497,464
1,000,000 California Public Finance Authority, Senior Living Revenue Bonds,
The James, Senior Series 2024A
6 .375 06/01/59 955,151
300,000 (c) California School Finance Authority, Charter School Revenue
Bonds, Rocketship Education Obligated Group, Series 2016A
5 .000 06/01/31 300,844
745,000 (c) California School Finance Authority, Charter School Revenue
Bonds, Scholarship Prep Public Schools Obligated Group, Series
2020A
5 .000 06/01/60 663,913
1,225,000 (c) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5 .000 12/01/41 1,236,120
1,939 (a),(d) California Statewide Community Development Authority,
Revenue Bonds, Daughters of Charity Health System, Series
2005A
5 .500 07/01/39 1,939
6,180,000 (c) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Center City Anaheim, Series 2020A
5 .000 01/01/54 5,335,490
325,000 Fontana, California, Special Tax Bonds, Narra Hills Community
Facilities District 109, Refunding Series 2024
5 .000 09/01/49 340,107
1,845,000 Pajaro Valley Health Care District, Santa Cruz and Monterey
Counties, California, General Obligation Bonds, Social Series
2024A
5 .000 09/01/54 1,907,594
1,265,000 River Islands Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 2003-1 Improvement Area 1,
Refunding Series 2022A-1 - AGM Insured
5 .000 09/01/42 1,367,381
1,265,000 River Islands Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 2003-1 Improvement Area 1,
Subordinate Series 2022B-2
5 .000 09/01/42 1,305,572

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 1,040,000 Sacramento County, California, Airport System Revenue Bonds,
Refunding Senior Series 2018C, (AMT)
5 .000% 07/01/38 $ 1,067,448
2,035,000 San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2024A, (AMT)
5 .000 05/01/37 2,207,491
2,490,000 San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2024A, (AMT)
5 .000 05/01/38 2,687,712
3,770,000 (c) San Francisco City and County Redevelopment Agency
Successor Agency, California, Tax Allocation Bonds, Mission Bay
South Redevelopment Project, Subordinate Series 2016D
0 .000 08/01/43 1,506,810
750,000 San Francisco Community College District, California, General
Obligation Bonds, Taxable Election 2020 Series 2020A-1
3 .165 06/15/41 578,346
1,460,000 Sulphur Springs Union School District, California, Special Tax
Bonds, Community Facilities District 2019-1, Series 2024A
5 .000 09/01/49 1,534,908
TOTAL CALIFORNIA 72,352,286
COLORADO - 11.1%
2,630,000 64th Avenue ARI Authority, Adams County, Colorado, Special
Revenue Bonds, Series 2020
6 .500 12/01/43 2,634,993
500,000 (c) Aerotropolis Regional Transportation Authority, Colorado,
Special Revenue Bonds, Series 2024
5 .500 12/01/44 500,850
500,000 (c) Aerotropolis Regional Transportation Authority, Colorado,
Special Revenue Bonds, Series 2024
5 .750 12/01/54 501,867
6,250,000 Aurora Highlands Community Authority Board, Adams
County, Colorado, Special Tax Revenue Bonds, Refunding &
Improvement Series 2021A
5 .750 12/01/51 5,974,376
1,000,000 Aviation Station North Metropolitan District 2, Denver County,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2019A
5 .000 12/01/48 965,704
1,500,000 Belford North Metropolitan District, Douglas County, Colorado,
General Obligation Limited Tax Bonds, Series 2020A
5 .500 12/01/50 1,360,105
1,000,000 Bennett Ranch Metropolitan District 1, Adams County, Colorado,
General Obligation Limited Tax Bonds, Convertible to Unlimited
Tax Series 2021A
5 .000 12/01/51 904,693
1,000,000 Broadway Station Metropolitan District 2, Denver City and
County, Colorado, General Obligation Limited Tax Bonds,
Convertible to Unlimited Series 2019A
5 .125 12/01/48 831,779
1,500,000 (c) Centerra Metropolitan District 1, Loveland, Colorado, Special
Revenue Bonds, Refunding & Improvement Series 2017
5 .000 12/01/37 1,490,063
5,000,000 (c) Centerra Metropolitan District 1, Loveland, Colorado, Special
Revenue Bonds, Refunding & Improvement Series 2017
5 .000 12/01/47 4,788,666
585,000 Colorado Bridge and Tunnel Enterprise, Colorado, Senior
Infrastructure Revenue Bonds, Series 2024A - AGM Insured
5 .250 12/01/49 647,197
720,000 Colorado Bridge and Tunnel Enterprise, Colorado, Senior
Infrastructure Revenue Bonds, Series 2024A - AGM Insured
5 .500 12/01/54 810,086
400,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds World Compass Academy Project, Series
2017
5 .375 10/01/37 367,207
100,000 (c) Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, New Summit Charter Academy Project,
Series 2021A
4 .000 07/01/41 85,229
100,000 (c) Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, New Summit Charter Academy Project,
Series 2021A
4 .000 07/01/51 77,469
500,000 (c) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Cappella of Grand Junction Project, Series 2019
5 .000 12/01/54 350,625
500,000 (c),(d) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Sunny Vista Living Center Project, Refunding & Improvement
Series 2015A
5 .750 12/01/35 354,451
250,000 Colorado International Center Metropolitan District 14, Denver,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2018
5 .875 12/01/46 251,011

Portfolio of Investments December 31, 2024
(continued)
Strategic Municipal Opportunities

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 500,000 Copper Ridge Metropolitan District, Colorado Springs, Colorado,
Tax Increment and Sales Tax Supported Revenue Bonds, Series
2019
5 .000% 12/01/39 $ 468,223
500,000 Crowfoot Valley Ranch Metropolitan District No. 2,  Douglas
County, Colorado, Limited Tax General Obligation Bonds,
Refunding Subordinate Series 2024B
6 .125 12/15/54 500,099
2,635,000 Dawson Trails Metropolitan District 1, Colorado, In The Town of
Castle Rock, Limited Tax General Obligation Capital Appreciation
Turbo Bonds, Series 2024
0 .000 12/01/31 1,514,787
3,895,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022A, (AMT)
5 .000 11/15/31 4,203,352
1,545,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022A, (AMT)
5 .500 11/15/38 1,717,714
3,250,000 Denver Convention Center Hotel Authority, Colorado, Revenue
Bonds, Convention Center Hotel, Refunding Senior Lien Series
2016
5 .000 12/01/29 3,316,261
998,000 Denver International Business Center Metropolitan District 1,
Denver, Colorado, General Obligation Bonds, Subordinate
Limited Tax Series 2019B
6 .000 12/01/48 1,021,560
4,900,000 (c) Falcon Area Water and Wastewater Authority (El Paso County,
Colorado), Tap Fee Revenue Bonds, Series 2022A
6 .750 12/01/34 4,768,941
970,000 (c) Flying Horse Metropolitan District 3, El Paso County, Colorado,
General Obligation Limited Tax Bonds, Refunding Series 2019
6 .000 12/01/49 978,035
1,000,000 Foothills Metropolitan District, Fort Collins, Colorado, Special
Revenue Bonds, Series 2014
5 .750 12/01/30 999,889
1,665,000 Fourth North Business Improvement District, Silverthorne,
Summit County, Colorado, Special Revenue and Tax Supported
Bonds, Refunding & Improvement Senior Series 2022A
5 .250 12/01/32 1,682,679
4,445,000 Fourth North Business Improvement District, Silverthorne,
Summit County, Colorado, Special Revenue and Tax Supported
Bonds, Refunding & Improvement Senior Series 2022A
5 .750 12/01/52 4,488,489
2,000,000 (c) Future Legends Sports Park Metropolitan District 2, Colorado,
Limited Tax General Obligation Bonds, Series 2020A
5 .500 06/01/50 1,784,354
970,000 (c) Hess Ranch Metropolitan District 5, Parker, Colorado, Special
Assessment Revenue Bonds, Special Improvement District 2,
Series 2024
5 .500 12/01/44 970,375
1,000,000 Hess Ranch Metropolitan District 6, Parker, Colorado, Limited Tax
General Obligation Bonds, Series 2020A-1
5 .000 12/01/49 928,575
1,365,000 (c) Hogback Metropolitan District, Jefferson County, Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited
Tax Series 2021A
5 .000 12/01/51 1,219,427
500,000 Independence Water & Sanitation District, Elbert County,
Colorado, Special Revenue Bonds, Refunding and Improvement
Series 2024
5 .125 12/01/33 487,670
500,000 Jefferson Center Metropolitan District 1, Arvada, Jefferson
County, Colorado, Special Revenue Bonds, Subordinate Series
2020B
5 .750 12/15/50 505,371
615,000 Jones District Community Authority Board, Centennial, Colorado,
Special Revenue Convertible Capital Appreciaiton Bonds, Series
2020A
5 .750 12/01/50 579,051
1,000,000 Kinston Metropolitan District 5, Loveland, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Series 2020A
4 .625 12/01/35 983,973
1,615,000 (c) Kremmling Memorial Hospital District, Colorado, Certificates of
Participation, Series 2024
6 .125 12/01/44 1,529,549
1,350,000 (c) Kremmling Memorial Hospital District, Colorado, Certificates of
Participation, Series 2024
6 .625 12/01/56 1,317,345
1,220,000 Lanterns Metropolitan District 3, Douglas County, Colorado,
General Obligation Bonds, Limited Tax Convertible Capital
Appreciation Series 2023A-2
8 .000 12/01/53 967,133
660,000 Lanterns Metropolitan District 3, Douglas County, Colorado,
General Obligation Bonds, Limited Tax Series 2023A-1
7 .250 12/01/53 699,089
3,000,000 (c) Ledge Rock Center Commercial Metropolitan District (In the
Town of Johnstown, Weld County, Colorado), Limited Tax
General Obligation Bonds, Series 2022
7 .375 11/01/52 3,056,963

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 500,000 Mayberry Community Authority, Colorado Springs, El Paso
County, Colorado, Special Revenue Bonds, Series 2021A
5 .000% 12/01/41 $ 475,653
500,000 Mayberry Community Authority, Colorado Springs, El Paso
County, Colorado, Special Revenue Bonds, Series 2021A
5 .000 04/15/51 450,954
1,200,000 Mirabelle Metropolitan District 2, Douglas County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A
5 .000 12/01/39 1,200,782
1,750,000 Mirabelle Metropolitan District 2, Douglas County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A
5 .000 12/01/49 1,753,876
500,000 Mountain Sky Metropolitan District, Fort Lupton, Weld County,
Colorado, Limited Tax General Obligation Bonds, Series 2020A
5 .000 12/01/49 473,333
2,000,000 North Range Metropolitan District 3, Adams County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A-3
5 .000 12/01/40 2,010,121
1,000,000 Northfield Metropolitan District 2, Fort Collins, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Series 2020A
5 .000 12/01/50 915,943
500,000 Painted Prairie Public Improvement Authority, Aurora, Colorado,
Special Revenue Bonds, Series 2019
4 .000 12/01/29 477,419
10,025,000 Painted Prairie Public Improvement Authority, Aurora, Colorado,
Special Revenue Bonds, Series 2019
5 .000 12/01/39 9,671,963
290,000 (c) Peak Metropolitan District 1, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Series 2021A
5 .000 12/01/51 252,675
1,550,000 Peak Metropolitan District 3, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Series 2022A-1
7 .500 12/01/52 1,575,321
7,935,000 Pioneer Community Authority Board (Weld County, Colorado),
Special Revenue Bonds, Series 2022
6 .500 12/01/34 7,676,706
895,000 (c) Prairie Center Metopolitan District No. 3, In the City of Brighton,
Adams County, Colorado, Limited Property Tax Supported
Primary Improvements Revenue Bonds, Refunding Series 2017A
4 .125 12/15/27 898,277
2,000,000 (c) Prairie Center Metopolitan District No. 3, In the City of Brighton,
Adams County, Colorado, Limited Property Tax Supported
Primary Improvements Revenue Bonds, Refunding Series 2017A
5 .000 12/15/41 2,010,058
500,000 Prairie Center Metropolitan District No. 3, Brighton, Colorado,
Special Revenue Bonds, Park and Recreation Improvements
Series 2018
5 .125 12/15/42 498,675
500,000 (c) Prairie Corner Metropolitan District, Adams County, Colorado,
Limited Tax General Obligation Bonds, Series 2021
4 .875 12/01/51 433,924
1,481,000 Prairie Farm Metropolitan District, In the City of Commerce City,
Adams County, Colorado, Limited Tax Convertible to Unlimited
Tax, General Obligation Bonds, Series 2018A
5 .250 12/01/48 1,488,361
1,000,000 Rampart Range Metropolitan District 1, Lone Tree, Colorado,
Limited Tax Supported and Special Revenue Bonds, Refunding &
Improvement Series 2017
5 .000 12/01/42 1,023,338
2,000,000 Rampart Range Metropolitan District 5, Lone Tree, Douglas
County, Colorado, Limited Tax Supported and Special Revenue
Bonds, Series 2021
4 .000 12/01/41 1,830,448
1,275,000 (c) Ridge at Johnstown Metropolitan District 8, Larimer County,
Colorado, Special Assessment Revenue Bonds, Special
Improvement District 1, Series 2024
5 .875 12/01/44 1,246,062
1,016,000 Silver Leaf Metropolitan District, Jefferson County, Colorado,
General Obligation Limited Tax Bonds, Series 2021A-3
5 .250 12/01/50 909,713
2,725,000 Silverstone Metropolitan District 3, Weld County, Colorado,
General Obligation and Special Revenue Bonds, Limited Tax
Series 2023
7 .750 12/01/45 2,799,128
1,220,000 SouthGlenn Metropolitan District, Colorado, Special Revenue
Bonds, Refunding Series 2016
5 .000 12/01/30 1,220,208
500,000 (c),(e) St. Vrain Lakes Metropolitan District 4, Weld County, Colorado,
General Obligation Bonds, Firestone Convertible Capital
Appreciation Limited Tax Series 2024A
0 .000 09/20/54 363,122
1,650,000 Sterling Ranch Metropolitan District 1, El Paso County, Colorado,
General Obligation Limited Tax Bonds, Series 2020
5 .000 12/01/40 1,604,884
1,357,000 Vauxmont Metropolitan District, Arvada, Colorado, Limited Tax
General Obligation and Special Revenue Bonds, Convertible to
Unlimited Tax Refunding Subordinate Series 2019 - AGM Insured
3 .250 12/15/50 1,117,429
500,000 Velocity Metropolitan District 3, In the City of Aurora, Colorado,
Limited Tax General Obligation Bonds, Series 2019
5 .125 12/01/34 494,097

Portfolio of Investments December 31, 2024
(continued)
Strategic Municipal Opportunities

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 3,820,000 Velocity Metropolitan District 3, In the City of Aurora, Colorado,
Limited Tax General Obligation Bonds, Series 2019
5 .375% 12/01/39 $ 3,739,277
1,600,000 Velocity Metropolitan District 5, In the City of Aurora, Colorado,
Limited Tax General Obligation Bonds, Convertible Capital
Appreciation Series 2020A-2
6 .000 12/01/50 1,210,471
2,000,000 Velocity Metropolitan District 5, In the City of Aurora, Colorado,
Limited Tax General Obligation Bonds, Series 2020A-1
5 .375 12/01/50 1,781,531
1,500,000 Verve Metropolitan District 1, Jefferson County and the City and
County of Broomfield, Colorado, General Obligation Bonds,
Refunding and Improvement Limited Tax Series 2021
5 .000 12/01/51 1,197,062
2,600,000 (c) West Globeville Metropolitan District 1, Denver, Colorado,
General Obligation Limited Tax Bonds, Series 2024A-2
8 .000 12/01/54 1,514,831
770,000 (c) West Globeville Metropolitan District 1, Denver, Colorado,
Special Assessment Revenue Bonds, Special Improvement
District 1, Series 2024
5 .750 12/01/44 769,735
2,000,000 (c) Windler Public Improvement Authority, Aurora, Colorado,
Limited Tax Supported Revenue Bonds, Series 2021A-1
4 .125 12/01/51 1,565,346
500,000 Windsor Highlands Metropolitan District 9, Windsor, Larimer
County, Colorado, Limited Tax Supported Revenue Bonds, Series
2019
5 .000 12/01/39 489,937
1,856,000 Woodmen Heights Metropolitan District 2, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Refunding
Subordinate Series 2020B-2
7 .500 12/15/40 1,769,358
TOTAL COLORADO 122,495,293
CONNECTICUT - 1.6%
200,000 Connecticut Development Authority, Airport Facilities Revenue
Bonds, Learjet Inc., Series 2004, (AMT)
7 .950 04/01/26 200,050
100,000 (c) Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Healthcare Facility Expansion Church Home of Hartford
Inc. Project, Series 2016A
5 .000 09/01/46 96,405
1,330,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Nuvance Health Series 2019A
4 .000 07/01/34 1,318,193
1,250,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Nuvance Health Series 2019A
4 .000 07/01/36 1,224,741
1,255,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2016B-1
2 .950 11/15/31 1,178,731
6,165,000 Connecticut State, General Obligation Bonds, Social Series
2024G
5 .000 11/15/39 6,936,177
1,500,000 Connecticut State, General Obligation Bonds, Social Series
2024G
5 .000 11/15/40 1,679,687
2,630,000 Connecticut State, General Obligation Bonds, Social Series
2024G
5 .000 11/15/41 2,929,216
2,080,000 Connecticut State, General Obligation Bonds, Social Series
2024G
5 .000 11/15/44 2,289,875
TOTAL CONNECTICUT 17,853,075
DELAWARE - 0.2%
335,000 (c) Bridgeville, Delaware, Special Obligation Bonds, Heritage Shores
Special Development District, Series 2024
5 .625 07/01/53 349,483
1,500,000 Delaware Health Facilities Authroity, Revenue Bonds, Beebe
Medical Center Project, Series 2018
5 .000 06/01/43 1,516,753
520,000 (f) Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2024B, (UB)
4 .750 07/01/54 521,400
35,000 Kent County, Delaware, Student Housing & Dining Facility
Revenue Bonds, Collegiate Housing Foundation - Dover LLC
Delaware State University Project, Series 2018A
5 .000 07/01/48 34,997
TOTAL DELAWARE 2,422,633
DISTRICT OF COLUMBIA - 0.0%
375,000 District of Columbia Revenue Bonds, Rocketship Education DC
Public Charter School Inc., Obligated Group -Issue 3, Series
2024A
5 .750 06/01/54 380,596
TOTAL DISTRICT OF COLUMBIA 380,596

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA - 8.6%
$ 3,105,000 (g) Alachua County Health Facilities Authority, Florida, Health
Facilties Revenue Bonds, Shands Healthcare Project, Series
2007A (SOFR*0.67% + 0.870%)
3 .798% 12/01/37 $ 3,027,505
1,000,000 Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Ave Maria National Project, Series
2021
3 .750 05/01/41 871,538
240,000 (c) Cape Coral Health Facilities Authority, Florida, Senior Housing
Revenue Bonds, Gulf Care Inc. Project, Series 2015
5 .750 07/01/30 182,869
3,225,000 (c) Capital Trust Agency, Florida, Educational Facilities Lease
Revenue Bonds, Franklin Academy Projects, Series 2020
5 .000 12/15/40 3,148,732
255,000 (c) Capital Trust Agency, Florida, Educational Facilities Lease
Revenue Bonds, South Tech Schools Project, Series 2020A
5 .000 06/15/55 231,719
900,000 (c) Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, Imagine School at North Manatee, Series 2021A
5 .000 06/01/56 808,339
1,000,000 (c) Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, Pineapple Cove Classical Academy, Series 2019A
5 .250 07/01/49 947,283
100,000 (c) Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, The Florida Charter Educational Foundation, Inc. Projects,
Series 2018A
5 .375 06/15/48 96,196
50,000 (c) Capital Trust Agency, Florida, Revenue Bonds, Babcock
Neighborhood School Inc, Series 2018
6 .100 08/15/38 51,717
90,000 (c) Capital Trust Agency, Florida, Revenue Bonds, Renaissance
Charter School Project, Series 2017A
4 .375 06/15/27 88,959
500,000 (c) Capital Trust Agency, Florida, Revenue Bonds, Renaissance
Charter School Project, Series 2019A
5 .000 06/15/39 485,464
100,000 (c) Capital Trust Agency, Florida, Revenue Bonds, Viera Charter
School Project, Series 2017A
5 .000 10/15/47 98,389
100,000 (c) Capital Trust Agency, Florida, Revenue Bonds, Viera Charter
School Project, Series 2019A
5 .000 10/15/39 100,353
1,115,000 (c) Capital Trust Authority, Florida, Educational Facilities Revenue
Bonds, Babcock Neighborhood School Inc Project, Series 2024
5 .750 08/15/54 1,075,027
500,000 Eden Hills Community Development District, Lake Alfred, Florida,
Special Assessment Revenue Bonds, Phase 1 Series 2020
4 .125 05/01/51 430,945
290,000 Edgewater West Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds, Assessment
Area One Series 2024
5 .500 05/01/54 280,728
100,000 (c) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Florida Charter Foundation Inc. Projects, Series
2016A
4 .750 07/15/36 98,949
1,000,000 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Mater Academy Projects, Series 2020A
5 .000 06/15/35 1,014,008
990,000 (c) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Renaissance Charter School Income Projects,
Series 2023A
6 .000 06/15/33 1,099,308
1,000,000 (c) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Renaissance Charter School Income Projects,
Series 2023A
6 .500 06/15/38 1,103,335
1,000,000 (c) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Renaissance Charter School Income Projects,
Series 2023A
6 .625 06/15/43 1,097,082
100,000 (c) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Renaissance Charter School, Inc. Projects, Series
2020C
5 .000 09/15/40 96,925
1,400,000 (c) Florida Development Finance Corporation, Florida, Solid Waste
Disposal Revenue Bonds, GFL Solid Waste Southeast LLC Project
Series 2024A, (AMT), (Mandatory Put 10/01/31)
4 .375 10/01/54 1,397,084
1,510,000 (c) Florida Development Finance Corporation, Florida, Solid Waste
Disposal Revenue Bonds, Waste Pro USA, Inc. Project, Series
2019, (AMT)
5 .000 05/01/29 1,534,119
3,000,000 (c) Florida Development Finance Corporation, Florida, Solid Waste
Disposal Revenue Bonds, Waste Pro USA, Inc. Project, Series
2023, (AMT), (Mandatory Put 7/01/26)
6 .125 07/01/32 3,068,641

Portfolio of Investments December 31, 2024
(continued)
Strategic Municipal Opportunities

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 4,870,000 (c) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT), (Mandatory Put
7/15/28)
12 .000% 07/15/32 $ 5,194,073
2,100,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5 .000 07/01/41 2,051,952
1,700,000 (f) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024 - AGM Insured, (AMT), (UB)
5 .000 07/01/44 1,747,497
2,235,000 (f) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024 - AGM Insured, (AMT), (UB)
5 .250 07/01/53 2,312,722
1,600,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5 .500 07/01/53 1,623,104
24,990,000 (c) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Series
2024A, (AMT), (Mandatory Put 2/14/25)
8 .250 07/01/57 25,837,034
450,000 (c) Florida Development Finance Corporation, Student Housing
Revenue Bonds, SPP - Tampa I - LLC The Henry Project, Series
2024A-1
5 .250 06/01/54 450,972
3,500,000 Greater Orlando Aviation Authority, Florida, Special Purpose
Airport Facilities Revenue Bonds, JetBlue Airways Corporation,
Series 2013, (AMT)
5 .000 11/15/36 3,501,681
495,000 (c) Hidden Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 3, Series
2019A-1
5 .250 11/01/39 506,432
1,725,000 Hillsborough County Industrial Development Authority, Florida,
Health System Revenue Bonds, BayCare Health System Series
2024C
5 .250 11/15/49 1,878,250
470,000 Hobe-Saint Lucie Conservancy District, Florida, Special
Assessment Revenue Bonds, Improvement Unit 1A, Series 2024
4 .750 05/01/31 479,419
2,000,000 Jacksonville, Florida, Special Revenue Bonds, Refunding Series
2017A
5 .250 10/01/42 2,072,503
550,000 Langley South Community Development District, Florida, Special
Assessment Revenue Bonds, Mascotte Assessment Area One
Series 2024
5 .125 05/01/44 546,681
2,065,000 Langley South Community Development District, Florida, Special
Assessment Revenue Bonds, Mascotte Assessment Area One
Series 2024
5 .400 05/01/55 2,049,887
995,000 Magic Place Community Development District, Osceola County,
Florida, Special Assessment Revenue Bonds, Series 2019
4 .500 05/01/51 887,733
100,000 (c) Miami Dade County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, South Florida Autism
Charter School Project, Series 2017
5 .875 07/01/37 101,259
4,135,000 Miami, Florida, Limited Ad Valorem Tax Bonds, Forever
Infrastructure Programs Series 2024A
5 .500 01/01/49 4,618,533
1,070,000 (f) Miami-Dade County, Florida, Seaport Revenue Bonds, Refunding
Series 2022A, (AMT), (UB)
5 .250 10/01/52 1,107,497
1,355,000 Miami-Dade County, Florida, Special Obligation Bonds,
Subordinate Series 2009 - BAM Insured
0 .000 10/01/37 827,011
3,950,000 Miami-Dade County, Florida, Special Obligation Bonds,
Subordinate Series 2009
0 .000 10/01/42 1,827,789
1,490,000 Miami-Dade County, Florida, Special Obligation Bonds,
Subordinate Series 2009 - BAM Insured
0 .000 10/01/42 701,551
3,360,000 Miami-Dade County, Florida, Special Obligation Bonds,
Subordinate Series 2009
0 .000 10/01/45 1,304,081
3,340,000 Miami-Dade County, Florida, Water and Sewer System Revenue
Bonds, Series 2024A
5 .250 10/01/54 3,624,581
115,000 (c) Mirada Community Development District, Florida, Capital
Improvement Bonds,  Assessment Area 3 Series 2024
4 .750 05/01/31 115,122
285,000 (c) Mirada Community Development District, Florida, Capital
Improvement Bonds,  Assessment Area 3 Series 2024
5 .625 05/01/44 285,694

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 375,000 (c) North AR-1 of Pasco Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 5, Series
2024
5 .750% 05/01/44 $ 379,308
1,560,000 Seminole County Industrial Development Authority, Florida,
Retirement Facility Revenue Bonds, Legacy Pointe At UCF Project,
Series 2019A
5 .500 11/15/49 1,508,619
1,145,000 South Broward Hospital District, Florida, Hospital Revenue
Bonds, South Broward Hospital District Obligated Group,
Refunding Series 2016A
4 .000 05/01/44 1,083,225
615,000 (c) Three Rivers Community Development District, Florida, Special
Assessment Revenue Bonds, South Assessment Area Series
2021B
4 .625 05/01/36 598,825
1,420,000 Tradition Community Development District 9, Port Saint Lucie,
Florida, Special Assessment Bonds, Series 2021
3 .000 05/01/41 1,108,208
265,000 Two Lakes Community Development District, Hialeah, Florida,
Special Assessment Bonds, Series 2024
5 .000 05/01/44 274,665
545,000 (c) Village Community Development District 15, Florida, Special
Assessment Revenue Bonds, Series 2023
4 .250 05/01/28 550,005
940,000 (c) Village Community Development District 15, Florida, Special
Assessment Revenue Bonds, Series 2024
4 .800 05/01/55 931,025
TOTAL FLORIDA 94,522,152
GEORGIA - 1.3%
2,080,000 Atlanta Development Authority, Georgia, Economic
Development Certificates, Gulch Enterprise Zone Project,
Convertible Capital Appreciation Series 2024A-1 Class A
6 .500 12/15/48 1,759,775
1,100,000 (c) Atlanta Development Authority, Georgia, Revenue Bonds,
Westside Gulch Area Project, Senior Series 2024A-2
5 .500 04/01/39 1,122,375
1,500,000 (d) Atlanta Development Authority, Georgia, Senior Health Care
Facilities Revenue Bonds, Georgia Proton Treatment Center
Project, Current Interest Series 2017A-1
6 .750 01/01/35 675,000
500,000 (d) Atlanta Development Authority, Georgia, Senior Health Care
Facilities Revenue Bonds, Georgia Proton Treatment Center
Project, Current Interest Series 2017A-1
7 .000 01/01/40 225,000
1,380,000 Atlanta, Georgia, Airport Passenger Facilities Charge and
General Revenue Bonds, Subordinate Lien Green Series 2023E,
(AMT)
5 .250 07/01/41 1,500,291
1,705,000 Atlanta, Georgia, Airport Passenger Facilities Charge and
General Revenue Bonds, Subordinate Lien Green Series 2023E,
(AMT)
5 .250 07/01/43 1,840,275
595,000 Fayette County Development Authority, Georgia, Revenue
Bonds, United States Soccer Federation, Inc. Project Series 2024
5 .000 10/01/42 630,778
645,000 Fayette County Development Authority, Georgia, Revenue
Bonds, United States Soccer Federation, Inc. Project Series 2024
5 .000 10/01/43 680,958
585,000 Fayette County Development Authority, Georgia, Revenue
Bonds, United States Soccer Federation, Inc. Project Series 2024
5 .000 10/01/44 615,580
750,000 (c) Fulton County Residential Care Facilities for the Elderly Authority,
Georgia, Revenue Bonds, Canterbury Court Project, Series 2019A
5 .000 04/01/47 721,692
1,000,000 Gainesville and Hall County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Northeast Georgia Health Services Inc.,
Series 2021A - BAM Insured
3 .000 02/15/51 781,208
1,000,000 Griffin-Spalding County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Wellstar Health System Inc., Series
2017A
4 .000 04/01/42 979,942
2,750,000 (c) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2022C, (Mandatory Put 11/01/27)
4 .000 08/01/52 2,719,025
TOTAL GEORGIA 14,251,899
HAWAII - 0.0%
500,000 (c) Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Hawaii Pacific University Project, Refunding
Series 2024
5 .000 07/01/39 493,911
TOTAL HAWAII 493,911

Portfolio of Investments December 31, 2024
(continued)
Strategic Municipal Opportunities

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
IDAHO - 0.4%
$ 1,490,000 (c) Idaho Falls Auditorium District, Idaho, Certifications of
Participation,  Annual Appropriation Series 2021
5 .250% 05/15/51 $ 1,493,091
1,000,000 Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's
Health System Project, Series 2018A
5 .000 03/01/37 1,042,485
720,000 (f) Idaho Housing and Finance Association, Single Family Mortgage
Revenue Bonds, Series 2024A, (UB)
4 .050 01/01/39 711,635
640,000 (f) Idaho Housing and Finance Association, Single Family Mortgage
Revenue Bonds, Series 2024A, (UB)
4 .650 01/01/54 628,874
715,000 Spring Valley Community Infrastructure District 1, Eagle, Idaho,
Special Assessment Bonds, Series 2024
6 .250 09/01/53 752,022
TOTAL IDAHO 4,628,107
ILLINOIS - 6.0%
500,000 Bolingbrook, Illinois, Special Tax Bonds, Special Service Area 1,
Refunding Series 2019
5 .250 03/01/41 504,309
1,000,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2016
6 .000 04/01/46 1,029,911
1,250,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2023
5 .250 04/01/33 1,374,762
1,250,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2023
5 .250 04/01/40 1,331,728
1,725,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2023
5 .500 04/01/43 1,846,479
1,335,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Project Series 2015C
5 .250 12/01/35 1,335,103
1,000,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2012B
4 .000 12/01/35 942,274
1,000,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017G
5 .000 12/01/34 1,010,118
2,000,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2021A
5 .000 12/01/34 2,047,432
5,435,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2023A
5 .000 12/01/33 5,667,008
6,445,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2023A
5 .250 12/01/36 6,769,740
1,000,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2016G
5 .000 01/01/52 1,002,899
2,000,000 Chicago, Illinois, General Obligation Bonds, Refunding Series
2020A
5 .000 01/01/30 2,105,570
140,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2023A - BAM Insured
5 .000 01/01/29 146,717
240,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2023A - BAM Insured
5 .000 01/01/30 253,625
2,750,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2023A - BAM Insured
5 .000 01/01/31 2,935,472
1,815,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2023A - BAM Insured
5 .000 01/01/32 1,955,970
350,000 Chicago, Illinois, Water Revenue Bonds, Refunding Second Lien
Series 2023B - AGM Insured
5 .000 11/01/37 377,231
5,000,000 Illinois Finance Authority Revenue Bonds, OSF Healthcare
System, Series 2018A - BAM Insured
4 .125 05/15/47 4,806,607
485,000 (c) Illinois Finance Authority, Charter School Revenue Bonds,
Intrinsic Charter Schools Belmont School Project, Series 2015A
5 .750 12/01/35 488,919
25,000 (h) Illinois Finance Authority, Revenue Bonds, Ascension Health
Alliance, Series 2016C, (Pre-refunded 2/15/27)
4 .000 02/15/41 25,392
725,000 Illinois Finance Authority, Revenue Bonds, Ascension Health
Alliance, Series 2016C
4 .000 02/15/41 697,549
260,000 Illinois Finance Authority, Revenue Bonds, Dominican University,
Refunding Series 2022
5 .000 03/01/34 262,733
1,075,000 Illinois Finance Authority, Revenue Bonds, Lutheran Home and
Services, Series 2019A
5 .000 11/01/49 638,609
815,000 Illinois Finance Authority, Revenue Bonds, Northshore - Edward-
Elmhurst Health Credit Group, Series 2022A
5 .000 08/15/47 855,437

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 225,000 (f),(h) Illinois Finance Authority, Revenue Bonds, University of Chicago,
Refunding Series 2015A, (Pre-refunded 10/01/25), (UB)
5 .000% 10/01/46 $ 227,975
860,000 Illinois Finance Authority, Revenue Bonds, University of Chicago,
Series 2024A
5 .250 04/01/45 946,256
5,500,000 (c) Illinois Finance Authority, Surface Freight Transfer Facilities
Revenue Bonds, CenterPointJoliet Terminal Railroad Project,
Series 2016, (AMT), (Mandatory Put 12/31/34)
4 .125 12/01/43 5,443,056
1,770,000 (c) Illinois Finance Authority, Surface Freight Transfer Facilities
Revenue Bonds, CenterPointJoliet Terminal Railroad Project,
Series 2020, (AMT), (Mandatory Put 12/31/34)
4 .125 12/01/50 1,752,017
2,500,000 Illinois State, General Obligation Bonds, December Series 2023C 5 .000 12/01/47 2,622,228
4,710,000 Illinois State, General Obligation Bonds, May Series 2020 5 .750 05/01/45 5,096,932
1,500,000 Illinois State, General Obligation Bonds, May Series 2024B 5 .250 05/01/42 1,632,716
1,395,000 Illinois State, General Obligation Bonds, May Series 2024B 5 .250 05/01/44 1,507,037
1,070,000 Illinois State, General Obligation Bonds, May Series 2024B 5 .250 05/01/45 1,152,410
1,070,000 Illinois State, General Obligation Bonds, May Series 2024B 5 .250 05/01/49 1,143,004
1,800,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Refunding Series 2022A
0 .000 06/15/39 987,094
2,000,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Refunding Series 2022A
0 .000 06/15/40 1,037,923
1,500,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2015A - BAM Insured
0 .000 12/15/52 410,959
2,500,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A - NPFG
Insured
0 .000 06/15/37 1,535,300
430,000 Morton Grove, Illinois, Tax Increment Revenue Bonds, Sawmill
Station Redevelopment Project, Senior Lien Series 2019
5 .000 01/01/39 409,759
TOTAL ILLINOIS 66,316,260
INDIANA - 1.8%
1,420,000 (c) Gary Local Public Improvement Bond Bank, Indiana, Economic
Development Revenue Bonds, Drexel Foundation for Educational
Excellence Project, Refunding Series 2020A
5 .875 06/01/55 1,333,175
1,195,000 Indiana Finance Authority, Educational Facilities Revenue Bonds,
Depauw University Project, Series 2019
5 .000 07/01/37 1,225,126
1,000,000 Indiana Finance Authority, Educational Facilities Revenue Bonds,
Valparaiso University Project, Series 2014
5 .000 10/01/39 1,000,112
110,000 Indiana Finance Authority, Environmental Improvement Revenue
Bonds, United States Steel Corporation Project, Series 2012,
(AMT)
5 .750 08/01/42 110,090
2,500,000 Indiana Finance Authority, Environmental Improvement Revenue
Bonds, United States Steel Corporation Project, Series 2020,
(AMT)
6 .750 05/01/39 2,840,303
1,500,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Airport Authority Project Revenue Bonds, Refunding Series
2015I, (AMT)
5 .000 01/01/32 1,501,240
885,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Senior Series 2023E
5 .750 03/01/43 947,761
815,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Senior Series 2023E
6 .000 03/01/53 872,153
4,835,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Subordinate Series
2023F-1
7 .750 03/01/67 5,450,362
4,670,000 Whiting, Indiana, Environmental Facilities Revenue Bonds,
BP Products North America Inc. Project, Series 2015, (AMT),
(Mandatory Put 6/10/31)
4 .400 11/01/45 4,753,765
TOTAL INDIANA 20,034,087

Portfolio of Investments December 31, 2024
(continued)
Strategic Municipal Opportunities

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
IOWA - 1.2%
$ 3,500,000 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue
Bonds, Alcoa Inc. Project, Series 2012
4 .750% 08/01/42 $ 3,502,917
2,135,000 (h) Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue
Bonds, Iowa Fertilizer Company Project, Refunding Series 2022,
(Pre-refunded 12/01/32), (Mandatory Put 12/01/42)
5 .000 12/01/50 2,429,491
75,000 Iowa Finance Authority, Revenue Bonds, Lifespace Communities,
Inc., Series 2024A
5 .000 05/15/39 77,603
90,000 Iowa Finance Authority, Revenue Bonds, Lifespace Communities,
Inc., Series 2024A
5 .000 05/15/44 90,732
1,500,000 Iowa Finance Authority, Revenue Bonds, Lifespace Communities,
Inc., Series 2024A
5 .125 05/15/59 1,484,348
5,500,000 PEFA Inc., Public Energy Facilities Authority, Inc., Iowa, Gas
Project Revenue Bonds, Series 2019, (Mandatory Put 9/01/26)
5 .000 09/01/49 5,587,082
TOTAL IOWA 13,172,173
KANSAS - 0.2%
1,680,000 Overland Park Development Corporation, Kansas, Revenue
Bonds, Convention Center Hotel, Refunding & improvement
Series 2019
5 .000 03/01/25 1,681,701
500,000 Wichita, Kansas, Health Care Facilities Revenue Bonds,
Presbyterian Manors, Series 2024VIII
5 .750 05/15/45 505,372
TOTAL KANSAS 2,187,073
KENTUCKY - 0.5%
930,000 Bell County, Kentucky, Special Assessment Industrial Building
Revenue Bonds, Boone's Ridge Project, Series 2020
6 .000 12/01/40 841,090
2,175,000 Carroll County, Kentucky, Environmental Facilities Revenue
Bonds, Kentucky Utilities Company Project, Refunding Series
2006B, (AMT)
2 .125 10/01/34 1,702,491
1,000,000 Kentucky Economic Development Finance Authority, Louisville
Arena Project Revenue Bonds, Louisville Arena Authority, Inc.,
Series 2017A - AGM Insured
5 .000 12/01/45 1,016,994
1,000,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, Next Generation Kentucky Information Highway Project,
Senior Series 2015A
5 .000 07/01/26 1,004,914
995,000 Newport, Kentucky, Special Obligation Revenue Bonds, Newport
Clifton Project, Series 2020B
5 .500 12/01/60 851,051
TOTAL KENTUCKY 5,416,540
LOUISIANA - 1.8%
225,000 (c) Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue Bonds,
Saint Martin Parish GOMESA Project, Series 2019
4 .400 11/01/44 224,103
1,150,000 (c) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Lincoln Preparatory School Project, Series 2021A
5 .250 06/01/51 977,265
500,000 (c) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Young Audiences Charter School, Series 2019A
5 .000 04/01/57 421,547
550,000 (c) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Lake Charles Charter Academy Foundation Project, Refunding
Series 2024A
5 .000 12/15/43 542,037
2,365,000 Louisiana Publics Facilities Authority, Louisiana, Revenue Bonds,
I-10 Calcasieu River Bridge Public-Private Partnership Project,
Senior Lien Series 2024, (AMT)
5 .500 09/01/59 2,492,714
1,510,000 Louisiana Publics Facilities Authority, Louisiana, Revenue Bonds,
I-10 Calcasieu River Bridge Public-Private Partnership Project,
Senior Lien Series 2024, (AMT)
5 .750 09/01/64 1,630,687
1,750,000 Louisiana Publics Facilities Authority, Louisiana, Revenue Bonds,
I-10 Calcasieu River Bridge Public-Private Partnership Project,
Senior Lien Series 2024, (AMT)
5 .000 09/01/66 1,760,548
1,860,000 Louisiana Stadium and Exposition District, Revenue Bonds,
Senior Series 2023A
5 .000 07/01/43 1,986,435
1,910,000 New Orleans, Louisiana, General Obligation Bonds, Public
Improvement Series 2024A
5 .000 12/01/38 2,104,349
500,000 (c) Plaquemines Port, Louisiana, Harbor and Terminal District
Facilities Revenue Bonds NOLA Terminal LLC Project Dock and
Wharf Series 2024A
9 .000 12/01/44 502,853

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LOUISIANA (continued)
$ 4,000,000 (c) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics,
L.P. Project, Series 2008, (Mandatory Put 6/01/30)
6 .100% 06/01/38 $ 4,392,862
500,000 (c) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics,
L.P. Project, Series 2010
6 .350 07/01/40 547,501
725,000 (c) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics,
L.P. Project, Series 2010A
6 .350 10/01/40 793,876
1,000,000 (c) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics,
L.P. Project, Series 2011, (Mandatory Put 6/01/25)
5 .850 08/01/41 1,007,079
1,000,000 Saint John the Baptist Parish, Louisiana, Revenue Bonds,
Marathon Oil Corporation Project, Refunding Series 2017A-3,
(Mandatory Put 7/01/26)
2 .200 06/01/37 978,062
TOTAL LOUISIANA 20,361,918
MAINE - 0.3%
255,000 (c) Maine Finance Authority, Solid Waste Disposal Revenue
Bonds, Casella Waste Systems, Inc. Project, Series 2024, (AMT),
(Mandatory Put 6/01/35)
4 .625 12/01/47 255,705
3,000,000 Maine Health and Higher Educational Facilities Authority
Revenue Bonds, Eastern Maine Medical Center Obligated Group
Issue, Series 2016A
5 .000 07/01/46 2,946,248
TOTAL MAINE 3,201,953
MARYLAND - 0.4%
2,840,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5 .000 09/01/39 2,830,948
200,000 (c) Baltimore, Maryland, Special Obligation Bonds, Harbor Point
Project, Refunding Series 2022
4 .500 06/01/33 202,297
130,000 (c) Frederick County, Maryland, Tax Increment and Special Tax
Limited Obligation Bonds, Jefferson Technology Park Project,
Refunding Series 2020B
4 .625 07/01/43 127,285
500,000 (d) Maryland Economic Development Corporation, Revenue Bonds,
Chesapeake Bay Hyatt Conference Center, Series 2006A
5 .000 12/01/31 324,375
1,000,000 (d) Maryland Economic Development Corporation, Revenue Bonds,
Chesapeake Bay Hyatt Conference Center, Series 2006B
5 .250 12/01/31 648,750
TOTAL MARYLAND 4,133,655
MASSACHUSETTS - 0.2%
425,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston Medical Center Issue, Green Bonds, Series 2015D
5 .000 07/01/44 417,939
2,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
Emmanuel College, Series 2016A
5 .000 10/01/43 1,996,660
TOTAL MASSACHUSETTS 2,414,599
MICHIGAN - 2.8%
1,775,000 Detroit Downtown Development Authority, Michigan, Tax
Increment Revenue Bonds, Catalyst Development Project,
Refunding Series 2024
5 .000 07/01/48 1,846,352
810,000 Detroit Regional Convention Authority, Michigan, Special Tax
Revenue Bonds, Refunding Series 2024C
5 .000 10/01/34 899,741
1,075,000 Detroit Regional Convention Authority, Michigan, Special Tax
Revenue Bonds, Refunding Series 2024C
5 .000 10/01/35 1,189,859
1,075,000 Detroit Regional Convention Authority, Michigan, Special Tax
Revenue Bonds, Refunding Series 2024C
5 .000 10/01/36 1,185,722
970,000 Detroit Regional Convention Authority, Michigan, Special Tax
Revenue Bonds, Refunding Series 2024C
5 .000 10/01/37 1,067,172
1,075,000 Detroit Regional Convention Authority, Michigan, Special Tax
Revenue Bonds, Refunding Series 2024C
5 .000 10/01/38 1,183,330
5,000,000 Detroit, Wayne County, Michigan, General Obligation Bonds,
Financial Recovery Series 2014B-1
4 .000 04/01/44 3,868,720
1,215,000 Great Lakes Water Authority, Michigan, Sewer Disposal System
Revenue Bonds, Senior Lien Series 2023C
5 .250 07/01/48 1,327,302
3,770,000 Great Lakes Water Authority, Michigan, Water Supply Revenue
Bonds, Senior Lien Series 2023B
5 .250 07/01/53 4,077,450
10,000,000 Michigan Finance Authority, Hospital Revenue Bonds, Henry Ford
Health System, Refunding Series 2016
5 .000 11/15/41 10,160,814

Portfolio of Investments December 31, 2024
(continued)
Strategic Municipal Opportunities

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MICHIGAN (continued)
$ 2,235,000 (f) Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2023A, (UB)
5 .100% 10/01/53 $ 2,258,723
1,355,000 Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Series 2023B - AGM
Insured, (AMT)
5 .250 12/01/37 1,491,480
TOTAL MICHIGAN 30,556,665
MINNESOTA - 1.2%
1,400,000 Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds,
Athlos Leadership Academy Project, Series 2015A
5 .750 07/01/46 1,243,814
50,000 (c) Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Twin Cities International Schools Project, Series 2017A
5 .000 12/01/47 46,887
3,000,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Yinghua Academy Project, Series 2013A
6 .125 07/01/48 3,001,979
3,910,000 Minnesota Agricultural and Economic Development Board,
Health Care Facilities Revenue Bonds, Essentia Health Obligated
Group, Series 2024A
5 .250 01/01/54 4,201,517
1,135,000 Moorhead, Minnesota, Educational Facilities Revenue Bonds, The
Concordia College Corporation Project, Series 2016
5 .000 12/01/40 1,137,964
30,000 Saint Cloud, Minnesota, Charter School Lease Revenue Bonds,
Stride Academy Project, Series 2016A
5 .000 04/01/46 25,094
3,745,000 (c) Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Community School of
Excellence, Series 2023
5 .500 03/01/53 3,813,691
TOTAL MINNESOTA 13,470,946
MISSISSIPPI - 0.4%
670,000 (c) Mississippi Business Finance Corporation, Gulf Opportunity
Zone Revenue Bonds, King Edward Mixed-Use Project, Taxable
Refunding Series 2019A, (Mandatory Put 6/15/25)
6 .000 10/15/49 665,315
1,310,000 (f) Warren County, Mississippi, Certificates of Participation, Lease
Purchase Jail Project Series 2023, (UB)
6 .000 09/01/48 1,478,089
1,720,000 (f) Warren County, Mississippi, Certificates of Participation, Lease
Purchase Jail Project Series 2023, (UB)
6 .000 09/01/53 1,921,034
TOTAL MISSISSIPPI 4,064,438
MISSOURI - 0.7%
990,000 Blue Springs, Missouri, Special Obligation Tax Increment Bonds,
Adams Farm Project, Special Districts Refunding & Improvement
Series 2015A
5 .250 06/01/39 989,971
550,000 (c) Kansas City Industrial Development Authority, Missouri,
Economic Activity Tax Revenue Bonds, Historic Northeast
Redevelopment Plan Series 2024A-1
5 .000 06/01/54 538,246
3,000,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2014F
4 .000 11/15/45 2,817,295
1,000,000 Saint Louis Municipal Finance Corporation, Missouri, Leasehold
Revenue Bonds, Convention Center, Expansion & Improvement
Projects Series 2020 - AGM Insured
5 .000 10/01/40 1,053,307
2,625,000 Saint Louis Municipal Finance Corporation, Missouri, Leasehold
Revenue Bonds, Convention Center, Expansion & Improvement
Projects Series 2020 - AGM Insured
5 .000 10/01/45 2,709,118
TOTAL MISSOURI 8,107,937
MONTANA - 0.2%
2,410,000 Forsyth, Rosebud County, Montana, Pollution Control Revenue
Refunding Bonds, Northwestern Corporation Colstrip Project,
Series 2023
3 .875 07/01/28 2,435,310
TOTAL MONTANA 2,435,310
NEBRASKA - 0.8%
3,750,000 Central Plains Energy Project, Nebraska, Gas Project Revenue
Bonds, Project 5, Series 2022-1, (Mandatory Put 10/01/29)
5 .000 05/01/53 3,909,138
5,335,000 (f) Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Social Series 2024C, (UB)
4 .700 09/01/49 5,354,982
TOTAL NEBRASKA 9,264,120

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEVADA - 0.0%
$ 1,842,684 (c),(d) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
BioFuels LLC Project, Green Series 2020
6 .750% 02/15/38 $ 7,555
135,181 (c),(d) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
BioFuels LLC Project, Series 2017, (AMT)
5 .875 12/15/27 14
129,656 (c),(d) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
BioFuels LLC Project, Series 2017, (AMT)
6 .250 12/15/37 13
920,053 (c),(d) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
Holdings LLC, Green Series 2019, (AMT)
5 .750 02/15/38 3,772
225,000 (c) Director of the State of Nevada Department of Business and
Industry, Charter School Lease Revenue Bonds, Somerset
Academy, Series 2018A
5 .000 12/15/38 225,533
165,000 Las Vegas, Nevada, Local Improvement Bonds, Special
Improvement District 814 Summerlin Village 21& 24A, Series
2019
4 .000 06/01/39 154,597
TOTAL NEVADA 391,484
NEW HAMPSHIRE - 0.5%
1,000,000 (c) National Finance Authority, New Hampshire, Resource Recovery
Revenue Bonds, Covanta Project, Refunding Series 2018C, (AMT)
4 .875 11/01/42 952,401
865,000 (c) National Finance Authority, New Hampshire, Resource Recovery
Revenue Bonds, Covanta Project, Refunding Series 2020A,
(Mandatory Put 7/02/40)
3 .625 07/01/43 713,946
4,000,000 (c) New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Covenant Health Group Series 2023
4 .000 07/01/37 3,639,798
TOTAL NEW HAMPSHIRE 5,306,145
NEW JERSEY - 0.5%
1,395,000 (c) New Jersey Economic Development Authority, Energy Facilities
Revenue Bonds, UMM Energy Partners, LLC Project, Series 2012A
7 .000 06/15/30 1,392,620
750,000 New Jersey Economic Development Authority, Revenue Bonds,
Motor Vehicle Surcharge, Refunding Subordinate Series 2017A
3 .375 07/01/30 715,680
1,000,000 (h) New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019BB, (Pre-refunded 12/15/28)
5 .000 06/15/50 1,078,802
1,405,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2024AA
5 .000 06/15/40 1,552,188
750,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2024AA
5 .250 06/15/41 840,177
TOTAL NEW JERSEY 5,579,467
NEW MEXICO - 0.1%
1,000,000 (c) Winrock Town Center Tax Increment Development District 1,
Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds,
Subordinate Lien Series 2020
8 .000 05/01/40 964,634
TOTAL NEW MEXICO 964,634
NEW YORK - 11.5%
1,000,000 Babylon Local Development Corporation II, New York, Education
Revenue Bonds, The Academy Charter School Project, Series
2023A
5 .750 02/01/33 1,027,895
325,000 Build New York City Resource Corporation, New York, Revenue
Bonds, New World Preparatory Charter School Project, Series
2021A
4 .000 06/15/31 313,333
1,060,000 (c) Build NYC Resource Corporation, New York, Revenue Bonds,
Albert Einstein College of Medicine, Inc, Series 2023
7 .250 06/01/55 1,130,496
3,445,000 (c) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020A-1
5 .250 06/01/40 3,373,597
1,000,000 (c) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020C-1
5 .000 06/01/40 953,430
3,490,000 (c) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020C-1
5 .000 06/01/55 2,982,966
1,145,000 Dormitory Authority of the State of New York, Revenue Bonds,
Montefiore Medical Center, Series 2024
5 .250 11/01/42 1,229,526

Portfolio of Investments December 31, 2024
(continued)
Strategic Municipal Opportunities

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 930,000 Dormitory Authority of the State of New York, Revenue Bonds,
Montefiore Medical Center, Series 2024
5 .250% 11/01/43 $ 994,532
175,000 Dormitory Authority of the State of New York, Revenue Bonds,
Montefiore Medical Center, Series 2024
5 .500 11/01/47 188,568
550,000 Dormitory Authority of the State of New York, Revenue Bonds,
White Plains Hospital, Series 2024
5 .250 10/01/49 581,177
7,940,000 (f) Dormitory Authority of the State of New York, State Sales Tax
Revenue Bonds, Series 2024A, (UB)
5 .000 03/15/55 8,506,074
1,515,000 Dormitory Authority of the State of New York, State Sales Tax
Revenue Bonds, Series 2024B
5 .000 03/15/41 1,697,664
2,205,000 Dormitory Authority of the State of New York, State Sales Tax
Revenue Bonds, Series 2024B
5 .000 03/15/42 2,450,680
4,130,000 Dormitory Authority of the State of New York, State Sales Tax
Revenue Bonds, Series 2024B
5 .000 03/15/43 4,551,871
1,095,000 Dutchess County Local Development Corporation, New York,
Revenue Bonds, Health Quest Systems, Inc. Project, Series 2016B
5 .000 07/01/35 1,109,604
750,000 Glen Cove Local Economic Assistance Corporation, New York,
Revenue Bonds, Garvies Point Public Improvement Project,
Capital Appreciation Series 2016C
5 .625 01/01/55 687,671
225,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School Project,
Refunding Series 2020B
4 .760 02/01/27 222,844
2,000,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School Project,
Series 2021A
4 .450 02/01/41 1,672,006
1,000,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School Project,
Series 2021A
4 .600 02/01/51 777,285
7,500,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Climate Bond Certified Series 2020A-1
5 .000 11/15/48 7,754,136
4,050,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Refunding Series 2024B
4 .000 11/15/43 3,912,597
1,465,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Refunding Series 2024B
4 .000 11/15/44 1,407,404
400,000 Monroe County Industrial Development Corporation, New York,
Revenue Bonds, Saint Anns Community Project, Series 2019
5 .000 01/01/50 349,475
1,000,000 (f) New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Development
Series 2024A-1, (UB)
4 .650 11/01/49 1,007,841
1,930,000 (f) New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Development
Series 2024A-1, (UB)
4 .750 11/01/54 1,940,752
1,140,000 (f) New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Development
Series 2024B-1-A, (UB)
4 .750 11/01/54 1,146,351
540,000 (c) New York City Housing Development Corporation, New York,
Multi-Family Mortgage Revenue Bonds, 8 Spruce Street, Class F
Series 2024
5 .250 12/15/31 552,130
175,000 New York City Housing Development Corporation, New York,
Multi-Family Mortgage Revenue Bonds, 8 Spruce Street, Taxable
Class E Series 2024
4 .375 12/15/31 177,205
6,700,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2024 Series CC-1
5 .250 06/15/54 7,314,454
2,000,000 New York City Transitional Finance Authority, New York, Building
Aid Revenue Bonds, Fiscal Series 2015S-2
5 .000 07/15/40 2,012,535
2,785,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2018 Series A-3
5 .000 08/01/41 2,869,895
1,210,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2023F-1
5 .250 02/01/40 1,352,875
10,195,000 (i) New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025E
5 .000 11/01/41 11,296,280
2,755,000 (i) New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025E
5 .000 11/01/44 3,012,791

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 1,895,000 (i) New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025E
5 .000% 11/01/45 $ 2,062,883
2,695,000 New York City, New York, General Obligation Bonds, Fiscal 2024
Series D
5 .250 04/01/54 2,924,625
1,050,000 New York State Housing Finance Agency, State Personal Income
Tax Revenue Bonds, Economic Development and Housing
Sustainability Green Series 2024B-1
4 .550 12/15/54 1,049,758
550,000 New York State Housing Finance Agency, State Personal Income
Tax Revenue Bonds, Economic Development and Housing
Sustainability Green Series 2024C
4 .000 12/15/39 545,690
770,000 New York State Housing Finance Agency, State Personal Income
Tax Revenue Bonds, Economic Development and Housing
Sustainability Green Series 2024C
4 .300 12/15/44 756,228
1,625,000 New York State Housing Finance Agency, State Personal Income
Tax Revenue Bonds, Economic Development and Housing
Sustainability Green Series 2024C
4 .500 12/15/49 1,621,708
830,000 New York State Housing Finance Agency, State Personal Income
Tax Revenue Bonds, Economic Development and Housing
Sustainability Green Series 2024C
4 .550 12/15/54 829,791
2,500,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5 .000 07/01/41 2,500,057
1,000,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5 .250 01/01/50 999,983
1,315,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Refunding Series 2016,
(AMT)
5 .000 08/01/26 1,317,226
795,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Series 2020, (AMT)
5 .250 08/01/31 827,717
555,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Series 2020, (AMT)
5 .375 08/01/36 581,175
2,385,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport New Terminal 1 Project, Green Series 2024, (AMT)
5 .250 06/30/49 2,477,101
2,860,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport New Terminal 1 Project, Green Series 2024, (AMT)
5 .500 06/30/54 3,002,138
465,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, New Terminal 1 John F Kennedy
International Airport Project, Green Series 2023, (AMT)
5 .500 06/30/39 500,134
190,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, New Terminal 1 John F Kennedy
International Airport Project, Green Series 2023, (AMT)
5 .500 06/30/40 203,689
250,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, New Terminal 1 John F Kennedy
International Airport Project, Green Series 2023 - AGM Insured,
(AMT)
5 .500 06/30/43 268,553
280,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, New Terminal 1 John F Kennedy
International Airport Project, Green Series 2023 - AGM Insured,
(AMT)
5 .500 06/30/44 300,077
995,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, New Terminal 1 John F Kennedy
International Airport Project, Green Series 2023, (AMT)
6 .000 06/30/54 1,064,884
1,880,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, New Terminal 1 John F Kennedy
International Airport Project, Green Series 2023 - AGM Insured,
(AMT)
5 .125 06/30/60 1,931,555

Portfolio of Investments December 31, 2024
(continued)
Strategic Municipal Opportunities

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 3,885,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, New Terminal 1 John F Kennedy
International Airport Project, Green Series 2023, (AMT)
5 .375% 06/30/60 $ 4,001,564
870,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2020C
4 .000 12/01/41 838,997
3,000,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2020, (AMT)
5 .000 10/01/40 3,069,205
1,900,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2023, (AMT)
6 .000 04/01/35 2,116,973
3,350,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2023, (AMT)
5 .625 04/01/40 3,560,504
545,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Forty Second Series 2023, (AMT)
5 .000 12/01/41 579,272
500,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Forty-Fourth Series 2024
5 .000 07/15/44 551,153
1,000,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Thirty-Eighth Series 2023, (AMT)
5 .000 07/15/38 1,070,731
4,235,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, MTA Bridges and Tunnels, Senior Lien Green
Climate Bond Certified Series 2024B-2
5 .250 05/15/54 4,623,900
TOTAL NEW YORK 126,735,211
NORTH CAROLINA - 0.3%
2,500,000 North Carolina Capital Facilities Finance Agency, Revenue Bonds,
Duke University Project, Refunding Series 2016B
5 .000 07/01/42 2,565,013
365,000 North Carolina Medical Care Commission, Retirement Facilities
First Mortgage Revenue Bonds, The Forest at Duke, Inc., Series
2021
4 .000 09/01/46 317,023
230,000 North Carolina Medical Care Commission, Retirement Facility
Revenue Bonds, Penick Village Project First Mortgage Series
2024A
5 .500 09/01/54 230,665
TOTAL NORTH CAROLINA 3,112,701
NORTH DAKOTA - 0.3%
3,000,000 North Dakota Housing Finance Agency, Home Mortgage
Program Revenue Bonds, Social Series 2024D
4 .500 07/01/44 2,978,493
TOTAL NORTH DAKOTA 2,978,493
OHIO - 2.3%
5,255,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Capital Appreciation Series 2020B-3 Class 2
0 .000 06/01/57 475,666
990,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020B-2 Class 2
5 .000 06/01/55 878,677
2,000,000 Butler County, Ohio,  Hospital Facilities Revenue Bonds, UC
Health, Series 2016
5 .000 11/15/45 1,970,786
275,000 Dayton-Montgomery County Port Authority, Ohio, Development
Revenue Bonds, Dayton Regional Stem Schools Inc. Project,
Series 2024
5 .000 12/01/44 281,926
450,000 Dayton-Montgomery County Port Authority, Ohio, Development
Revenue Bonds, Dayton Regional Stem Schools Inc. Project,
Series 2024
5 .000 12/01/60 452,282
3,860,000 (c) Jefferson County Port Authority, Ohio, Economic Development
Revenue Bonds, JSW Steel USA Ohio, Inc. Project, Series 2023,
(AMT), (Mandatory Put 12/01/28)
5 .000 12/01/53 3,908,712
500,000 Montgomery County, Ohio, Health Care Facilities Revenue
Bonds, Solvita Project Refunding and Improvement Series 2024
5 .250 09/01/49 528,554
1,000,000 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Generation Corporation Project,
Refunding Series 2009D, (Mandatory Put 9/15/21)
3 .375 08/01/29 975,398

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OHIO (continued)
$ 1,665,000 Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
American Electric Power Company Project, Refunding Series
2005C, (AMT)
3 .700% 04/01/28 $ 1,648,152
3,570,000 Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
American Electric Power Company Project, Refunding Series
2014C, (AMT)
3 .700 12/01/27 3,534,795
250,000 (c) Ohio Housing Finance Agency, Multifamily Housing Revenue
Bonds, Silver Birch of Mansfield Project, Series 2024
6 .000 01/01/45 249,694
705,000 (f) Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Social Series
2024A, (UB)
4 .650 09/01/54 695,026
9,000,000 Ohio Water Development Authority, Pollution Control Revenue
Refunding Bonds, FirstEnergy Nuclear Generating Corporation
Project, Series 2009A
4 .750 06/01/33 9,404,614
TOTAL OHIO 25,004,282
OKLAHOMA - 0.2%
2,000,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5 .500 08/15/52 2,034,870
TOTAL OKLAHOMA 2,034,870
OREGON - 0.1%
1,450,000 Astoria Hospital Facilities Authority, Oregon, Hospital Revenue
Bonds, Columbia Memorial Hospital Project, Series 2024
5 .250 08/01/49 1,534,326
TOTAL OREGON 1,534,326
PENNSYLVANIA - 3.0%
800,000 Allegheny County Airport Authority, Pennsylvania, Airport
Revenue Bonds, Pittsburgh International Airport, Series 2023A -
AGM Insured, (AMT)
5 .250 01/01/39 866,142
900,000 Allegheny County Airport Authority, Pennsylvania, Airport
Revenue Bonds, Pittsburgh International Airport, Series 2023A -
AGM Insured, (AMT)
5 .500 01/01/43 983,046
1,000,000 Allegheny County Hospital Development Authority, Pennsylvania,
Revenue Bonds, University of Pittsburgh Medical Center, Series
2019A
4 .000 07/15/37 996,124
900,000 (c) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, 615 Waterfront
Project, Senior Series 2021
6 .000 05/01/42 946,977
180,000 (c) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, City Center Project,
Series 2018
5 .000 05/01/33 183,017
175,000 (c) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, City Center Project,
Subordinate Lien, Series 2018
5 .125 05/01/32 177,315
3,000,000 (c) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, City Center
Refunding Project, Series 2017
5 .000 05/01/42 3,000,733
1,900,000 (c) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, Neuweiler Lofts
Project, Series 2023
6 .250 05/01/42 1,913,812
1,500,000 (c) Dauphin County General Authority, Pennsylvania, Revenue
Bonds, Harrisburg University of Science & Technology Project,
Series 2020
6 .250 10/15/53 1,156,162
2,000,000 Geisinger Authority, Montour County, Pennsylvania, Health
System Revenue Bonds, Geisinger Health System, Series
2017A-2
5 .000 02/15/39 2,039,688
385,000 Lehigh County Industrial Development Authority, Pennsylvania,
Charter School Revenue Bonds Seven Generations Charter
School Series 2021A
4 .000 05/01/51 306,498
690,000 (a),(c),(d) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills
LLC Project, Series 2020A-1
10 .000 12/01/40 69
690,000 (a),(c),(d) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills
LLC Project, Series 2020A-2, (AMT)
10 .000 12/01/40 69

Portfolio of Investments December 31, 2024
(continued)
Strategic Municipal Opportunities

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 1,435,000 (a),(d) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills
LLC Project, Series 2021A
10 .000% 12/01/31 $ 143
350,000 Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, PPL Energy Supply, LLC
Project, Refunding Series 2009C, (Mandatory Put 6/01/27)
5 .250 12/01/37 354,065
2,965,000 Pennsylvania Economic Development Financing Authority,
Parking System Revenue Bonds, Capitol Region Parking System,
Junior Guaranteed Series 2013B - BAM Insured
0 .000 01/01/45 1,181,554
2,040,000 Pennsylvania Economic Development Financing Authority,
Revenue Bonds, University of Pittsburgh Medical Center, Series
2017A
4 .000 11/15/42 1,935,541
3,000,000 (f) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2023-143A, (UB)
5 .450 04/01/51 3,094,685
380,000 (f) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2024-144A, (UB)
4 .450 10/01/44 377,125
2,085,000 (f) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2024-144A, (UB)
4 .600 10/01/49 2,084,385
2,910,000 (f) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2024-145A, (UB)
4 .750 10/01/49 2,928,859
2,910,000 (f) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2024-145A, (UB)
4 .800 10/01/51 2,893,527
40,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2022B
5 .250 12/01/41 44,471
525,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2022B
5 .250 12/01/42 581,362
1,500,000 Philadelphia Authority for Industrial Development, Pennsylvania,
City Service  Agreement Revenue Bonds, Series 2018
5 .000 05/01/36 1,562,129
550,000 (c) Philadelphia Authority for Industrial Development, Pennsylvania,
Revenue Bonds, Mariana Bracetti Academy Project, Series 2020A
5 .375 06/15/50 519,084
435,000 (c) Philadelphia Authority for Industrial Development, Pennsylvania,
Revenue Bonds, Mariana Bracetti Academy Project, Taxable
Series 2020B
4 .875 12/15/35 425,259
500,000 (c) Philadelphia Authority for Industrial Development, Pennsylvania,
Revenue Bonds, Mariana Bracetti Academy Project, Taxable
Series 2020B
5 .125 12/15/44 467,981
1,615,000 Philadelphia Hospitals and Higher Education Facilities Authority,
Pennsylvania, Hospital Revenue Bonds, Temple University Health
System Obligated Group, Series of 2017
5 .000 07/01/31 1,646,037
TOTAL PENNSYLVANIA 32,665,859
PUERTO RICO - 5.2%
5,950,000 Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-
Backed Bonds, Series 2008A
0 .000 05/15/57 394,520
3,500,000 (c) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B
5 .000 07/01/37 3,609,301
1,500,000 (c) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B
4 .000 07/01/42 1,417,815
3,570,000 (a),(d) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Federally Taxable Build America Bonds, Series 2010YY
6 .125 07/01/40 1,644,786
1,375,000 (a),(d) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
4 .250 01/01/26 655,574
1,000,000 (a),(d) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Taxable Series 2010BBB
5 .400 07/01/28 462,228
175,000 (a),(d) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2007TT
5 .000 07/01/27 81,922
500,000 (a),(d) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010AAA
5 .250 07/01/24 231,005
2,650,000 (a),(d) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010XX
5 .250 07/01/40 1,335,856
100,000 (a),(d) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2013A
7 .000 07/01/43 43,837
2,265,000 (a),(d) Puerto Rico Electric Power Authority, Revenue Bonds, Taxable
Series 2010EEE
6 .050 07/01/32 1,029,363

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PUERTO RICO (continued)
$ 545,707 Puerto Rico Highway and Transportation Authority Highway
Revenue Bonds Series 2022
5 .250% 07/01/38 $ 545,836
2,850,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
4 .550 07/01/40 2,851,787
15,000,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0 .000 07/01/51 3,521,898
3,500,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
5 .000 07/01/58 3,493,677
1,000,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .784 07/01/58 984,048
11,357,497 Puerto Rico, GDB Debt Recovery Authority Commonwealth
Bonds, Taxable Series 2018
7 .500 08/20/40 11,158,741
9,014,471 Puerto Rico, General Obligation Bonds, Clawback Highway
Transportation Authority Claims Taxable Series 2022
0 .000 11/01/51 5,600,240
4,905,069 Puerto Rico, General Obligation Bonds, Commonwealth
Clawback CVIS Taxable Series 2022
0 .000 11/01/51 2,195,018
5,430,000 Puerto Rico, General Obligation Bonds, Commonwealth
Clawback CVIS Taxable Series 2022
0 .000 11/01/51 1,710,450
1,655,672 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
0 .000 07/01/33 1,122,160
441 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/35 430
6,992,533 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/37 6,751,054
1,349,462 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/41 1,277,599
8,341,664 Puerto Rico, General Obligation Bonds, Vintage CW NT Claims
Taxable Series 2022
0 .000 11/01/43 5,119,697
TOTAL PUERTO RICO 57,238,842
RHODE ISLAND - 0.9%
2,000,000 Rhode Island Health and Educational Building Corporation,
Public Schools Financing Program Revenue Bonds, City of
Providence, Series 2024G - BAM Insured
5 .250 05/15/41 2,213,694
2,000,000 Rhode Island Health and Educational Building Corporation,
Public Schools Financing Program Revenue Bonds, City of
Providence, Series 2024G - BAM Insured
5 .250 05/15/42 2,205,226
3,500,000 Rhode Island Health and Educational Building Corporation,
Public Schools Financing Program Revenue Bonds, City of
Providence, Series 2024G - BAM Insured
5 .250 05/15/43 3,843,719
1,750,000 Rhode Island Health and Educational Building Corporation,
Public Schools Financing Program Revenue Bonds, City of
Providence, Series 2024G - BAM Insured
5 .250 05/15/44 1,915,746
TOTAL RHODE ISLAND 10,178,385
SOUTH CAROLINA - 1.1%
150,000 (c) Hardeeville, South Carolina, Special Assessment Revenue Bonds,
East Argent Improvement District, Series 2021
3 .875 05/01/41 111,843
250,000 Lancaster County, South Carolina, Assessment Revenue Bonds,
Walnut Creek Improvement District, Series 2016A-1
5 .000 12/01/31 250,081
1,000,000 (c) South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Horse Creek Academy
Project, Series 2021A
5 .000 11/15/55 912,268
2,670,000 South Carolina Jobs-Economic Development Authority, Health
Care Facilities Revenue Bonds, Novant Health Group, Series
2024A
5 .500 11/01/49 2,945,591
1,000,000 South Carolina Jobs-Economic Development Authority, Health
Care Facilities Revenue Bonds, Novant Health Group, Series
2024A
5 .500 11/01/54 1,096,107
290,000 South Carolina Jobs-Economic Development Authority,
Healthcare Revenue Bonds, Beaufort Memorial Hospital & South
of Broad Healthcare Project, Series 2024
5 .500 11/15/44 306,122
2,500,000 South Carolina Jobs-Economic Development Authority,
Hospital Revenue Bonds, McLeod Health Projects, Refunding &
Improvement Series 2018
5 .000 11/01/43 2,559,765

Portfolio of Investments December 31, 2024
(continued)
Strategic Municipal Opportunities

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOUTH CAROLINA (continued)
$ 3,000,000 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Improvement Series 2021B
4 .000% 12/01/39 $ 2,963,283
1,250,000 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2016A
5 .000 12/01/38 1,266,942
TOTAL SOUTH CAROLINA 12,412,002
TENNESSEE - 2.2%
2,000,000 (c) Bristol Industrial Development Board, Tennessee, State Sales Tax
Revenue Bonds, Pinnacle Project, Capital Appreciation Series
2016B
0 .000 12/01/31 1,381,535
485,000 Chattanooga Health, Educational and Housing Facility Board,
Tennessee, Health System Revenue Bonds, Erlanger Health
Series 2024
5 .250 12/01/40 537,784
570,000 Chattanooga Health, Educational and Housing Facility Board,
Tennessee, Health System Revenue Bonds, Erlanger Health
Series 2024
5 .250 12/01/41 629,114
1,635,000 Chattanooga Health, Educational and Housing Facility Board,
Tennessee, Health System Revenue Bonds, Erlanger Health
Series 2024
5 .250 12/01/42 1,795,984
1,405,000 Chattanooga Health, Educational and Housing Facility Board,
Tennessee, Health System Revenue Bonds, Erlanger Health
Series 2024
5 .250 12/01/43 1,534,620
2,595,000 Chattanooga Health, Educational and Housing Facility Board,
Tennessee, Health System Revenue Bonds, Erlanger Health
Series 2024
5 .250 12/01/44 2,824,445
1,000,000 (d) Memphis/Shelby County Economic Development Growth
Engine Industrial Development Board, Tennessee, Tax Increment
Revenue Bonds, Graceland Project, Senior Series 2017A
5 .625 01/01/46 677,273
2,310,000 Metropolitan Government of Nashville and Davidson County
Sports Authority, Tennessee, Revenue Bonds, Stadium Project,
Subordinate Senior Series 2023A - AGM Insured
5 .000 07/01/40 2,525,081
1,645,000 Metropolitan Government of Nashville and Davidson County
Sports Authority, Tennessee, Revenue Bonds, Stadium Project,
Subordinate Senior Series 2023A - AGM Insured
5 .000 07/01/41 1,784,011
2,100,000 Metropolitan Government of Nashville and Davidson County
Sports Authority, Tennessee, Revenue Bonds, Stadium Project,
Subordinate Senior Series 2023A - AGM Insured
5 .000 07/01/42 2,267,320
800,000 Metropolitan Government of Nashville-Davidson County Health
and Educational Facilities Board, Tennessee, Revenue Bonds,
Belmont University, Series 2023
5 .000 05/01/40 862,996
3,240,000 Metropolitan Government of Nashville-Davidson County Health
and Educational Facilities Board, Tennessee, Revenue Bonds,
Vanderbilt University, Series 2023A
5 .000 07/01/28 3,427,261
3,490,000 Metropolitan Government of Nashville-Davidson County Health
and Educational Facilities Board, Tennessee, Revenue Bonds,
Vanderbilt University, Series 2023A
5 .000 07/01/33 3,878,304
TOTAL TENNESSEE 24,125,728
TEXAS - 6.2%
1,000,000 (c) Abilene Convention Center Hotel Development Corporation,
Texas, Hotel Revenue Bonds, Second-Lien Series 2021B
5 .000 10/01/50 853,276
1,000,000 Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Brooks Academies, Series 2021A
5 .000 06/15/51 906,195
3,305,000 Chambers County Justice Center Public Facilities Corporation,
Texas, Lease Revenue Bonds, Series 2024
5 .500 06/01/49 3,533,408
5,270,000 Chambers County Justice Center Public Facilities Corporation,
Texas, Lease Revenue Bonds, Series 2024
5 .500 06/01/55 5,600,937
174,000 (c) City of Midlothian, Texas, Westside Preserve Public Improvement
District Improvement Area #1 Project Special Assessment
Revenue Bonds Series 2022
4 .375 09/15/27 172,766
275,000 (c) Clifton Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Valor Education Foundation, Series 2024A
6 .000 06/15/54 271,991
395,000 Dallas Fort Worth International Airport, Texas, Joint Revenue
Bonds Refunding Series 2023C, (AMT)
5 .000 11/01/27 410,139

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 1,280,000 Fort Bend County Industrial Development Corporation, Texas,
Revenue Bonds, NRG Energy Inc. Project, Series 2012B
4 .750% 11/01/42 $ 1,279,997
680,000 Galveston, Texas, Wharves and Terminal First Lien Revenue
Bonds, Series 2023, (AMT)
6 .000 08/01/43 751,185
2,500,000 Greater Texas Cultural Educational Facilities Finance Corporation,
Texas, Revenue Bonds, Biomedical Research Institute Series
2024A
5 .250 06/01/49 2,604,789
4,800,000 Greater Texas Cultural Educational Facilities Finance Corporation,
Texas, Revenue Bonds, Biomedical Research Institute Series
2024A
5 .250 06/01/54 4,968,781
1,250,000 Harris County Industrial Development Corporation, Texas,
Revenue Bonds, Energy Transfer LP Project, Marine Terminal
Refunding Series 2023, (Mandatory Put 6/01/33)
4 .050 11/01/50 1,254,193
3,845,000 Harris County, Texas, Toll Road Revenue Bonds, Refunding First
Lien Series 2024A
5 .250 08/15/49 4,205,085
3,785,000 Harris County, Texas, Toll Road Revenue Bonds, Refunding First
Lien Series 2024A
5 .250 08/15/54 4,111,911
80,000 Hays County, Texas, Special Assessment Revenue Bonds, La Cima
Public Improvement District Major Public Improvement Project,
Series 2015
7 .000 09/15/45 80,389
2,000,000 Houston, Texas, Airport System Special Facilities Revenue Bonds,
United Airlines Inc. Terminal Improvement Project, Refunding
Series 2015B-1, (AMT)
5 .000 07/15/35 2,004,046
1,525,000 Houston, Texas, Airport System Special Facilities Revenue Bonds,
United Airlines, Inc. Technical Operations Center Project, Series
2018, (AMT)
5 .000 07/15/28 1,559,226
1,120,000 Houston, Texas, Airport System Special Facilities Revenue Bonds,
United Airlines, Inc. Terminal Improvements Project, Series
2024B, (AMT)
5 .500 07/15/36 1,188,206
1,200,000 Houston, Texas, Airport System Special Facilities Revenue Bonds,
United Airlines, Inc. Terminal Improvements Project, Series
2024B, (AMT)
5 .500 07/15/38 1,269,295
1,000,000 Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Facilities Department,
Refunding Series 2014
5 .000 09/01/32 1,001,019
2,245,000 Lewisville Independent School District, Denton and Tarrant
Counties, Texas, General Obligation Bonds, Refunding School
Building Series 2024
4 .000 08/15/44 2,198,190
5,615,000 Love Field Airport Modernization Corporation, Texas, General
Airport Revenue Bonds, Refunding Series 2021 - AGM Insured,
(AMT)
4 .000 11/01/38 5,504,938
500,000 (c) Marble Falls, Burnet County, Texas, Special Assessment Revenue
Bonds, Thunder Rock Public Improvement District Improvement
Area 1 Project, Series 2021
4 .125 09/01/41 443,150
1,500,000 Matagorda County Navigation District 1, Texas, Pollution
Control Revenue Bonds, AEP Texas Central Company Project,
Remarketing, Series 2008-1
4 .000 06/01/30 1,499,934
500,000 (c) Mesquite, Texas, Special Assessment Bonds, Iron Horse Public
Improvement District Project, Series 2019
5 .750 09/15/39 506,274
500,000 (c) Mesquite, Texas, Special Assessment Bonds, Iron Horse Public
Improvement District Project, Series 2019
6 .000 09/15/49 511,527
500,000 (c) Mesquite, Texas, Special Assessment Revenue Bonds, Solterra
Public Improvement District Improvement Area A-1 Projects,
Series 2023
5 .500 09/01/43 516,818
1,000,000 (c) Mission Economic Development Corporation, Texas, Revenue
Bonds, Natgasoline Project, Senior Lien Series 2018, (AMT)
4 .625 10/01/31 996,782
35,000 (d) New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Buckingham Senior
Living Community, Inc. Project, Series 2021A-1
7 .500 11/15/37 28,022
230,000 (d) New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Buckingham Senior
Living Community, Inc. Project, Series 2021A-2
7 .500 11/15/36 189,599

Portfolio of Investments December 31, 2024
(continued)
Strategic Municipal Opportunities

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 1,060,650 (d) New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Buckingham Senior
Living Community, Inc. Project, Series 2021B
5 .625% 11/15/61 $ 386,345
25,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Legacy Midtown Park
Project, Series 2018A
5 .500 07/01/54 18,512
1,145,000 (d) New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, NCCD - College Station
Properties LLC - Texas A&M University Project,  Series 2015A
5 .000 07/01/47 1,145,000
3,500,000 (c) Port Beaumont Industrial Development Authority, Texas, Facility
Revenue Bonds, Jefferson Gulf Coast Energy Project, Series
2021B
4 .100 01/01/28 3,111,872
405,000 (c) Port Beaumont Navigation District, Jefferson County, Texas, Dock
and Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy
Project, Series 2024A, (AMT)
5 .000 01/01/39 413,235
100,000 (c) Princeton, Texas, Special Assessment Revenue Bonds, Whitewing
Trails Public Improvement District 2 Phase 1 Project, Series 2019
4 .750 09/01/49 92,675
100,000 (c) Princeton, Texas, Special Assessment Revenue Bonds,
Whitewing Trails Public Improvement District 2 Phase 2-6 Major
Improvement Project, Series 2019
5 .500 09/01/39 101,390
190,000 (c) Princeton, Texas, Special Assessment Revenue Bonds, Winchester
Crossing Public Improvement District 3 Project, Series 2024
5 .125 09/01/44 188,666
570,000 Texas Private Activity Bond Surface Transpiration Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Refunding Series 2023, (AMT)
5 .375 06/30/38 610,790
565,000 Texas Private Activity Bond Surface Transpiration Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Refunding Series 2023, (AMT)
5 .500 06/30/41 603,998
800,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635
Managed Lanes Project, Refunding  Series 2020A
4 .000 06/30/40 774,809
655,000 Texas Water Development Board, State Water Implementation
Revenue Fund Bonds, Master Trust Series 2021
4 .000 10/15/51 618,303
2,515,000 Texas Water Development Board, State Water Implementation
Revenue Fund Bonds, Master Trust Series 2024A
5 .000 10/15/38 2,832,848
865,000 Waco, Texas, Certificates of Obligation, Combination Tax &
Revenue Series 2024A
5 .000 02/01/39 963,006
1,570,000 Waco, Texas, Certificates of Obligation, Combination Tax &
Revenue Series 2024A
5 .000 02/01/42 1,722,392
1,705,000 Waco, Texas, Certificates of Obligation, Combination Tax &
Revenue Series 2024A
5 .000 02/01/43 1,859,027
440,000 Waco, Texas, Certificates of Obligation, Combination Tax &
Revenue Series 2024A
5 .000 02/01/44 477,194
1,370,000 Waco, Texas, Certificates of Obligation, Combination Tax &
Revenue Series 2024A
5 .250 02/01/54 1,485,033
TOTAL TEXAS 67,827,163
UTAH - 0.5%
240,000 (c) Black Desert Public Infrastructure District, Washington County,
Utah, Special Assessment Bonds, Black Desert Assessment Area
1, Series 2024
5 .625 12/01/53 242,916
245,000 (c),(d) Box Elder County, Utah, Solid Waste Disposal Revenue Bonds,
Promontory Point Res, LLC, Senior Series 2017A, (AMT)
8 .000 12/01/39 240,520
640,000 Salt Lake City, Utah, Airport Revenue Bonds, International Airport
Series 2023A, (AMT)
5 .250 07/01/43 683,684
955,000 (c) Utah Charter School Finance Authority, Charter School Revenue
Bonds, Paradigm High School Project, Series 2020A
5 .125 07/15/51 838,989
1,345,000 (f) Utah Housing Corporation, Single Family Mortgage Bonds,
Series 2024C, (UB)
4 .650 01/01/49 1,350,039
2,540,000 (c) Wohali Public Infrastructure District 1, Utah, Special Assessment
Revenue Bonds, Assessment Area 1 Series 2023
7 .000 12/01/42 2,566,680
TOTAL UTAH 5,922,828

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
VIRGIN ISLANDS - 0.4%
$ 1,295,000 Matching Fund Special Purpose Securitization Corporation,
Virgin Islands, Revenue Bonds, Series 2022A
5 .000% 10/01/30 $ 1,361,357
1,470,000 Matching Fund Special Purpose Securitization Corporation,
Virgin Islands, Revenue Bonds, Series 2022A
5 .000 10/01/39 1,501,095
1,000,000 (c) West Indian Company Limited, Virgin Islands, Port Facilities
Revenue Bonds WICO Financing Series 2022A
6 .125 10/01/42 998,539
TOTAL VIRGIN ISLANDS 3,860,991
VIRGINIA - 1.0%
905,000 Alexandria Sanitation Authority, Virginia, Wastewater Revenue
Bonds, Alexrenew Green Series 2024
5 .000 07/15/54 982,793
1,895,000 (c) Cherry Hill Community Development Authority, Virginia, Special
Assesment Bonds, Potomac Shores Project, Series 2015
5 .400 03/01/45 1,895,883
4,380,000 Roanoke Economic Development Authority, Virginia, Hospital
Revenue Bonds, Carilion Clinic Obligated Group, Series 2020D,
(Mandatory Put 7/01/30)
5 .000 07/01/53 4,711,294
100,000 (c) Virginia Small Business Finance Authority, Tourism Development
Financing Program Revenue Bonds, Downtown Norfolk and
Virginia Beach Oceanfront Hotel Projects, Series 2018A
8 .375 04/01/41 98,902
1,785,000 Virginia Small Business Financing Authority, Revenue Bonds,
Elizabeth River Crossing OPCO, LLC Project, Refunding Senior
Lien Series 2022, (AMT)
4 .000 01/01/40 1,703,416
1,450,000 (c) Virginia Small Business Financing Authority, Tourism
Development Financing Program Revenue Bonds, Virginia Beach
Oceanfront South Hotel Project, Taxable Senior Series 2020B-1
12 .000 10/01/50 1,574,828
TOTAL VIRGINIA 10,967,116
WASHINGTON - 1.7%
1,525,000 Port of Seattle, Washington, General Obligation Bonds, Limited
Tax Series, Refunding  2024A, (AMT)
5 .000 06/01/43 1,621,053
1,545,000 Port of Seattle, Washington, General Obligation Bonds, Limited
Tax Series, Refunding  2024A, (AMT)
5 .000 06/01/44 1,637,047
1,780,000 Port of Seattle, Washington, General Obligation Bonds, Limited
Tax Series, Refunding  2024A, (AMT)
5 .000 06/01/45 1,880,617
1,050,000 Port of Seattle, Washington, General Obligation Bonds, Limited
Tax Series, Refunding  2024A, (AMT)
5 .000 06/01/46 1,106,483
1,625,000 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien
Series 2017C, (AMT)
5 .000 05/01/30 1,670,486
1,770,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Health & Services, Series 2014D
5 .000 10/01/41 1,773,510
3,000,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Saint Joseph Health, Refunding Series 2021B,
(Mandatory Put 10/01/30)
4 .000 10/01/42 3,033,413
200,000 (c),(h) Washington State Housing Finance Commission, Non-Profit
Housing Revenue Bonds, Herons Key Senior Living, Series
2015A, (Pre-refunded 7/01/25)
7 .000 07/01/45 203,135
7,037,294 Washington State Housing Finance Commission, Social
Municipal Certificates Multifamily Revenue Bonds, Series 2023-1
Class A
3 .375 04/20/37 6,290,733
TOTAL WASHINGTON 19,216,477
WEST VIRGINIA - 0.4%
100,000 (c) Monongalia County Commission, West Virginia, Special District
Excise Tax Revenue Bonds, University Town Centre Economic
Opportunity Development District, Refunding & Improvement
Series 2017A
5 .500 06/01/37 101,674
150,000 (c) Monongalia County Commission, West Virginia, Special District
Excise Tax Revenue Bonds, University Town Centre Economic
Opportunity Development District, Subordinate Improvement
Series 2023A
7 .000 06/01/43 159,997
800,000 Ohio County Commission, West Virginia, Tax Increment Revenue
Bonds, The Highlands Project, Refunding & Improvement Series
2024
5 .250 06/01/53 814,573
915,000 (c) West Virginia Economic Development Authority, Dock and Wharf
Facilities Revenue Bonds, Empire Trimodal Terminal, LLC Project,
Series 2020
7 .625 12/01/40 755,474

Portfolio of Investments December 31, 2024
(continued)
Strategic Municipal Opportunities

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WEST VIRGINIA (continued)
$ 1,000,000 West Virginia Hospital Finance Authority, Hospital Revenue
Bonds, Charleston Area Medical Center, Refunding &
Improvement Series 2019A
5 .000% 09/01/31 $ 1,043,097
1,135,000 West Virginia Hospital Finance Authority, Revenue Bonds, West
Virginia University Health System, Improvement Series 2023A
5 .000 06/01/43 1,206,993
TOTAL WEST VIRGINIA 4,081,808
WISCONSIN - 3.6%
2,500,000 (c) Gillett, Wisconsin, Solid Waste Disposal Revenue Bonds, WI RNG
Hub North LLC Renewable Natural Gas Production Plant Project,
Series 2021A
5 .500 12/01/32 1,956,837
105,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Corvian Community School Bonds, North Carolina, Series
2019A
5 .000 06/15/49 92,721
75,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Corvian Community School, North Carolina, Series 2017A
4 .250 06/15/29 73,274
375,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Eno River Academy Project, Series 2020A
4 .000 06/15/30 369,040
150,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Founders Academy of Las Vegas, Series 2020A
5 .000 07/01/40 141,797
100,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Freedom Classical Academy Inc., Series 2020A
5 .000 01/01/42 94,630
230,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Freedom Classical Academy Inc., Series 2020A
5 .000 01/01/56 202,472
410,000 Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, North East Carolina Preparatory School Project,
Refunding Series 2024A
5 .000 06/15/44 413,393
250,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Research Triangle High School Project, North Carolina,
Series 2015A
5 .625 07/01/45 250,794
100,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Uwharrie Charter Academy, North Carolina, Series 2017A
5 .500 06/15/37 101,645
3,018 (c),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/47 84
2,638 (c),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/48 70
2,596 (c),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/49 64
2,512 (c),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/50 58
2,469 (c),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/51 54
3,208 (c),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/52 65
3,166 (c),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/53 60
3,060 (c),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/54 55
2,997 (c),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/55 51
2,934 (c),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/56 47
159,690 (c),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
5 .500 07/01/56 119,909

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 3,250 (c),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000% 01/01/57 $ 49
3,166 (c),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/58 45
3,082 (c),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/59 42
3,018 (c),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/60 38
2,976 (c),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/61 35
2,891 (c),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/62 33
2,828 (c),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/63 30
2,765 (c),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/64 28
2,723 (c),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/65 26
2,934 (c),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/66 26
35,337 (c),(d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/67 282
2,735,000 (c) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Bonnie Cone Classical Academy, Series 2024
5 .500 06/15/49 2,698,870
200,000 Public Finance Authority of Wisconsin, Education Revenue
Bonds, Shining Rock Classical Academy, Series 2022A
6 .125 06/15/57 196,262
750,000 (c) Public Finance Authority of Wisconsin, Education Revenue
Bonds, The Capitol Encore Academy, Series 2019A
5 .250 06/01/39 714,962
1,000,000 (c) Public Finance Authority of Wisconsin, Education Revenue
Bonds, The Capitol Encore Academy, Series 2021A
5 .000 06/01/56 861,810
545,000 Public Finance Authority of Wisconsin, Educational Facility
Revenue Bonds, Cornerstone Charter Academy Series 2024
5 .000 02/01/54 550,115
1,000,000 (c) Public Finance Authority of Wisconsin, Educational Facility
Revenue Bonds, LEAD Academy Project, Series 2021
5 .000 08/01/56 780,021
1,000,000 Public Finance Authority of Wisconsin, Exempt Facilities Revenue
Bonds, National Gypsum Company Project, Refunding Series
2016, (AMT)
4 .000 08/01/35 963,960
375,000 Public Finance Authority of Wisconsin, Health Care Facilities
Revenue Bonds, Appalachian Regional Healthcare System
Obligated Group, Series 2021A
5 .000 07/01/41 376,379
2,000,000 Public Finance Authority of Wisconsin, Hotel Revenue Bonds,
Grand Hyatt San Antonio Hotel Acquisition Project, Senior Lien
Series 2022A
5 .000 02/01/52 2,007,501
1,665,000 (c) Public Finance Authority of Wisconsin, Hotel Revenue Bonds,
Grand Hyatt San Antonio Hotel Acquisition Project, Subordinate
Lien Series 2022B
5 .625 02/01/46 1,715,466
2,000,000 (c) Public Finance Authority of Wisconsin, Hotel Revenue Bonds,
Grand Hyatt San Antonio Hotel Acquisition Project, Subordinate
Lien Series 2022B
6 .000 02/01/62 2,093,524
2,000,000 (c) Public Finance Authority of Wisconsin, Limited Obligation PILOT
Revenue Bonds, American Dream @ Meadowlands Project, Series
2017
6 .750 12/01/42 2,036,723

Portfolio of Investments December 31, 2024
(continued)
Strategic Municipal Opportunities

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 3,000,000 (c) Public Finance Authority of Wisconsin, Multifamily Housing
Revenue Bonds, Promenade Apartments Project, Series 2024
6 .250% 02/01/39 $ 3,077,254
3,750,000 Public Finance Authority of Wisconsin, Pollution Control Revenue
Bonds, Duke Energy Progress Project, Refunding Series 2022B,
(Mandatory Put 10/01/30)
4 .000 10/01/46 3,764,805
105,000 (c),(d) Public Finance Authority of Wisconsin, Revenue Bonds, Alabama
Gulf Coast Zoo, Series 2018A
6 .500 09/01/48 63,000
500,000 (c),(d) Public Finance Authority of Wisconsin, Revenue Bonds, Procure
Proton Therapy Center, Senior Series 2018A
6 .950 07/01/38 350,000
1,275,000 (c) Public Finance Authority of Wisconsin, Revenue Bonds,
Revolution Academy, Refunding Series 2023A
6 .250 10/01/58 1,324,527
1,250,000 Public Finance Authority of Wisconsin, Revenue Bonds, Sky
Harbour LLC Obligated Group Aviation Facilities Project, Series
2021, (AMT)
4 .000 07/01/41 1,122,613
1,750,000 Public Finance Authority of Wisconsin, Revenue Bonds, Sky
Harbour LLC Obligated Group Aviation Facilities Project, Series
2021, (AMT)
4 .250 07/01/54 1,474,841
180,000 (c),(d) Public Finance Authority of Wisconsin, Senior Revenue Bonds,
Maryland Proton Treatment Center, Series 2018A-1
6 .250 01/01/38 81,000
865,000 (c),(d) Public Finance Authority of Wisconsin, Senior Revenue Bonds,
Maryland Proton Treatment Center, Series 2018A-1
6 .375 01/01/48 389,250
980,000 Public Finance Authority of Wisconsin, Senior Revenue Bonds,
Maryland Proton Treatment Center, Series 2018B-2
0 .000 01/01/49 441,000
125,000 (a),(d) Public Finance Authority of Wisconsin, Wisconsin Revenue Note,
KDC Agribusiness LLC Project, Series 2022B
15 .000 12/31/25 12
2,000,000 (c) Public Finance Authority, Wisconsin, Educational Revenue Bonds,
Lake Norman Charter School, Series 2018A
5 .000 06/15/48 2,002,561
1,000,000 Public Finance Authority, Wisconsin, Educational Revenue Bonds,
Lake Norman Charter School, Series 2024A
5 .000 06/15/64 1,005,125
1,100,000 (c) Public Finance Authority, Wisconsin, Educational Revenue Bonds,
Wilson Preparatory Academy, Series 2019A
5 .000 06/15/49 1,051,144
600,000 (c) Public Finance Authority, Wisconsin, Revenue Bonds, Two Step
Project, Series 2024
0 .000 12/15/34 331,663
1,070,000 (c) Public Finance Authority, Wisconsin, Tax Increment Revenue
Senior Bonds, World Center Project Series 2024A
5 .000 06/01/41 1,090,743
500,000 (c) Public Finance Authority, Wisconsin, Tax Increment Revenue
Subordinate Bonds, World Center Project Series 2024B
8 .000 06/15/42 502,906
200,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Dickson Hollow Phase 2 Project, Series 2024
5 .450 10/01/39 204,228
2,500,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Froedtert Health, Inc. Obligated Group, Series
2017A
4 .000 04/01/39 2,407,099
TOTAL WISCONSIN 39,497,118
TOTAL MUNICIPAL BONDS
(Cost $1,093,344,518) 1,081,121,078
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
19 VARIABLE RATE SENIOR LOAN INTERESTS - 0 .0% 19
CAPITAL GOODS - 0.0%
193,014 (a),(d) KDC Agribusiness Fairless Hills LLC 12 .000 09/17/25 19
TOTAL CAPITAL GOODS 19
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(Cost $193,014) 19
TOTAL LONG-TERM INVESTMENTS
(Cost $1,098,022,403) 1,086,004,772

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  0.5%
6,000,000 MUNICIPAL BONDS - 0 .5% 6,000,000
ALABAMA - 0.5%
$ 6,000,000 (c),(j) Jefferson County Board of Education, Alabama, General
Obligation Warrants, Public School Tender Option Bond Trust
Series 2022-XM1090
3 .411% 02/01/46 $ 6,000,000
TOTAL ALABAMA 6,000,000
TOTAL MUNICIPAL BONDS
(Cost $6,000,000) 6,000,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $6,000,000) 6,000,000
TOTAL INVESTMENTS - 99 .0%
(Cost $ 1,104,022,403 ) 1,092,004,772
FLOATING RATE OBLIGATIONS - (3.1)% (34,345,000)
OTHER ASSETS & LIABILITIES, NET -  4.1% 45,369,254
NET ASSETS - 100% $ 1,103,029,026
AMT Alternative Minimum Tax
SOFR Secured Overnight Financing Rate
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse Trust unless otherwise noted.
(a) For fair value measurement disclosure purposes, investment classified as Level 3.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $244,531,756 or 22.4% of Total Investments.
(d) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(e) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding.
The rate shown is the coupon as of the end of the reporting period.
(f) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(g) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(h) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(i) When-issued or delayed delivery security.
(j) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

Portfolio of Investments December 31, 2024
(continued)
Strategic Municipal Opportunities

The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Strategic Municipal Opportunities
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ – $ – $ – * $ –
Corporate Bonds – 4,451,182 432,493 4,883,675
Municipal Bonds – 1,075,634,275 5,486,803 1,081,121,078
Variable Rate Senior Loan Interests – – 19 19
Short-Term Investments:
Municipal Bonds – 6,000,000 – 6,000,000
Total $ – $ 1,086,085,457 $ 5,919,315 $ 1,092,004,772
* Refer to the Fund’s Portfolio of Investments for securities classified as Level 3. Value equals zero as of the end of the reporting period.